UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05629

Voya Investors Trust
(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-366-0066

Date of fiscal year end: December 31

Date of reporting period: January 1, 2019 to June 30, 2019

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2019

Classes ADV, I, R6, S and S2

Voya Investors Trust		■	VY® Morgan Stanley Global Franchise Portfolio
■	Voya Government Liquid Assets Portfolio	■	VY® T. Rowe Price Capital Appreciation Portfolio
■	VY® Clarion Global Real Estate Portfolio	■	VY® T. Rowe Price Equity Income Portfolio
■	VY® Invesco Growth and Income Portfolio	■	VY® T. Rowe Price International Stock Portfolio
■	VY® JPMorgan Emerging Markets Equity Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-800-283-3427. Your election to receive reports in paper will apply to all the funds in which you invest.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT
voyainvestments.com

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, available for filings after March 31, 2019. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Form N-Q or Form N-PORT is available on the SEC’s website at www.sec.gov. The Portfolios’ complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, are available: on www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Staying the Course for the Long Term

Dear Shareholder,

The S&P 500® Index turned in an impressive year-to-date (“YTD”) return of 18.54%; despite the trade/tariff impasse and concerns about global economic slowdown, both U.S. and international markets notched positive YTD returns. Bonds also posted solid YTD returns as the U.S. Federal Reserve Board (“Fed”) called time out from its program of interest rate hikes and hinted at the prospect of rate cuts.

May’s sharp sell-off in stocks was swiftly countered by a rally in June that helped drive global equity markets to their best first half-year performance in over two decades — yet another example of the resilience the markets and economy have displayed throughout this expansion, now the longest on record. Our view continues to be that global economic expansion will persist through 2019 and into 2020. Though there has been some softness in recent U.S. economic data, the Fed seems to be cognizant of the risks facing the economy and we believe it will provide the support necessary to prolong the cycle.

The downturn in May, followed quickly by the June rally, reminds us that volatility is an ever-present factor in the financial markets, with a penchant for appearing unannounced. Predicting downturns, with the intention of avoiding losses, is thus a futile endeavor. Seeking to avoid a loss, for example, by pulling back from equities, might expose investors to the risk of missing the next potential period of gain.

Remember that investing is for the long haul, and it’s usually inadvisable to abandon one’s long-term strategy for a short-term opportunity. We believe investors should stay focused on their long-term goals and not try to time market downturns or upturns. Only if those long-term goals change should one consider making changes to the investment strategy, and then only after thorough discussion with an investment advisor.

Voya seeks to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Dina Santoro
President
Voya Family of Funds
July 29, 2019

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2019

Many investors must have greeted the new year with trepidation. Global equities, in the form of the MSCI World IndexSM (the “Index”), measured in local currencies, including net reinvested dividends, had fallen 7.38% in 2018, after a 13.14% slump in the fourth quarter. Markets were increasingly unnerved by an intensifying economic slowdown outside of the U.S., exacerbating existing concerns about a potential trade war between the U.S. and China. (The Index returned 16.98% for the six-months ended June 30, 2019, measured in U.S. dollars.)

Furthermore, the Federal Open Market Committee (“FOMC”) still seemed intent on raising interest rates, despite no apparent inflationary threat. In December, the FOMC raised rates for the fourth time in 2018, from 2.25% to 2.50%. Chairman Powell signaled two more increases in 2019, instead of a hoped-for pause. Markets now had a potential policy mistake to worry about, in addition to everything else.

Yet the equity investor who found this all too much and sold out near year-end would have missed a rebound as intense as it was unexpected. By the end of June, the Index was up 16.69% in 2019.

Two main factors drove the recovery. Firstly, Powell changed his tune and said repeatedly that the FOMC would be “patient” as the economic data evolved. Secondly, on trade, the view emerged that, as far apart as the U.S. and China were on key issues, both were motivated to find some face-saving “deal”.

On perceived slowing global growth, there was little relief from most of the incoming data.

In continental Europe, the euro zone’s annual growth in gross domestic product (“GDP”) in the first quarter of 2019 was just 1.2%. The European Central Bank (“ECB”) forecast slightly less for 2019 as a whole. In the UK, Prime Minister May’s proposed Brexit deal was repeatedly defeated in parliament and she finally resigned on June 7 with no deal in sight.

In Japan, the economy grew at 2.1% annualized in the first quarter. But it relied on a statistical quirk as imports fell sharply, indicating weakening demand.

China’s GDP grew at 6.6% in 2018 over 2017, the smallest advance in 28 years. The official target for 2019 was lowered to 6.0% from 6.5%. Manufacturing activity was contracting, while retail sales were growing at the slowest pace in 16 years.

In the U.S., after annualized GDP growth at 2.2% in the fourth quarter of 2018, first quarter growth surprised to the upside at 3.1%, although it was flattered by volatile inventory and trade elements. The employment situation remained strong, with the unemployment rate down to 3.6%. But more forward-looking indicators like purchasing managers’ indices were showing signs of weakness.

Notwithstanding the tepid-to-mixed picture painted above, the path of least resistance for the Index still seemed upwards. This all changed in early May when the President tweeted his intention to raise the existing 10% tariff on some $200 billion of imported Chinese goods to 25%. The remaining $325 billion were now in the crosshairs. Trade negotiations with China had evidently broken down. On May 20, he blacklisted Chinese technology giant Huawei from buying hardware and software from U.S. companies, and on the 31st, unexpectedly threatened tariffs on Mexican goods for reasons related to illegal immigration. The Index fell 5.70% in May.

It was central banks to the rescue in June. On June 19, the FOMC left rates unchanged, but markets listened to Powell’s comments and heard him signal a cut in July. The previous day ECB President Draghi promised more stimulus if the economic outlook failed to improve, and on the 20th Bank of Japan governor Kuroda said much the same thing, sending the Index to a new all-time high. Plans for tariffs on Mexican imports had by now been “indefinitely suspended”. Investors were then left to cheer a truce in the U.S./China trade conflict, agreed between the two Presidents on June 29.

In U.S. fixed income markets, the Treasury yield curve mostly fell and flattened over the period. It partially inverted in March, with the yield on the three-month bill greater than the yield on the ten-year note for the first time since 2007. Some commentators believe this portends economic weakness, as it implies declining short-term rates. For the half-year, the Bloomberg Barclays U.S. Aggregate Bond Index returned 6.11%.

U.S. equities, represented by the S&P 500® Index including dividends, rose 18.54%, ending fractionally below the record set on June 20. The forward price-earnings ratio of the S&P 500® Index stood at 16.6, just above the five-year average (16.5), but well above the 10-year average (14.8). Technology was the top performer, soaring 27.13%, led by Microsoft and Apple. Health care, a defensive sector subject to periodic scares over government interference, was the weakest, up 8.07%.

In currencies, the dollar edged up 0.93% against the euro and 0.45% against the pound, but slipped 1.70% against the yen. The dollar was on a rising trend against most currencies, but stalled at the increasingly likely prospect of falling interest rates.

In international markets, the MSCI Japan® Index rose just 5.81% in the half-year, reflecting Japan’s own vulnerability to a trade war and the resilient yen, despite a supportive central bank. The MSCI Europe ex UK® Index added 17.22%. However, this concealed wide differences, with auto companies vulnerable to trade frictions and banks to low interest rates, both lagging, while industrials led the way. The MSCI UK® Index rose 12.98%. As usual, a few heavily weighted constituents influenced the result. Thus, top weight HSBC returned just above 5%, while telecoms giant Vodafone and miner Glencore lost money.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Portfolio’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 366-0066 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,600 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

3

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2019*	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2019*
Voya Government Liquid Assets Portfolio
Class I	$1,000.00	$1,011.00	0.29%	$1.45	$1,000.00	$1,023.36	0.29%	$1.45
Class S	1,000.00	1,009.80	0.54	2.69	1,000.00	1,022.12	0.54	2.71
Class S2	1,000.00	1,009.00	0.69	3.44	1,000.00	1,021.37	0.69	3.46
VY® Clarion Global Real Estate Portfolio
Class ADV	1,000.00	1,160.50	1.49%	7.98	1,000.00	1,017.41	1.49%	7.45
Class I	1,000.00	1,163.70	0.89	4.77	1,000.00	1,020.38	0.89	4.46
Class S	1,000.00	1,162.60	1.14	6.11	1,000.00	1,019.14	1.14	5.71
Class S2	1,000.00	1,160.40	1.29	6.91	1,000.00	1,018.40	1.29	6.46
VY® Invesco Growth and Income Portfolio
Class ADV	1,000.00	1,158.90	1.24%	6.64	1,000.00	1,018.65	1.24%	6.21
Class I	1,000.00	1,161.60	0.64	3.43	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,160.80	0.89	4.77	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,159.40	1.04	5.57	1,000.00	1,019.64	1.04	5.21

4

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2019*	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2019*
VY® JPMorgan Emerging Markets Equity Portfolio
Class ADV	$1,000.00	$1,214.70	1.85%	$10.16	$1,000.00	$1,015.62	1.85%	$9.25
Class I	1,000.00	1,218.00	1.25	6.87	1,000.00	1,018.60	1.25	6.26
Class S	1,000.00	1,216.40	1.50	8.24	1,000.00	1,017.36	1.50	7.50
Class S2	1,000.00	1,215.20	1.65	9.06	1,000.00	1,016.61	1.65	8.25
VY® Morgan Stanley Global Franchise Portfolio
Class ADV	1,000.00	1,207.00	1.54%	8.43	1,000.00	1,017.16	1.54%	7.70
Class R6	1,000.00	1,211.10	0.94	5.15	1,000.00	1,020.13	0.94	4.71
Class S	1,000.00	1,208.70	1.19	6.52	1,000.00	1,018.89	1.19	5.96
Class S2	1,000.00	1,207.90	1.34	7.34	1,000.00	1,018.15	1.34	6.71
VY® T. Rowe Price Capital Appreciation Portfolio
Class ADV	1,000.00	1,171.00	1.24%	6.67	1,000.00	1,018.65	1.24%	6.21
Class I	1,000.00	1,174.40	0.64	3.45	1,000.00	1,021.62	0.64	3.21
Class R6	1,000.00	1,174.70	0.64	3.45	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,172.70	0.89	4.79	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,172.00	1.04	5.60	1,000.00	1,019.64	1.04	5.21
VY® T. Rowe Price Equity Income Portfolio
Class ADV	1,000.00	1,155.50	1.21%	6.47	1,000.00	1,018.79	1.21%	6.06
Class I	1,000.00	1,158.60	0.61	3.26	1,000.00	1,021.77	0.61	3.06
Class S	1,000.00	1,156.40	0.86	4.60	1,000.00	1,020.53	0.86	4.31
Class S2	1,000.00	1,156.20	1.01	5.40	1,000.00	1,019.79	1.01	5.06
VY® T. Rowe Price International Stock Portfolio
Class ADV	1,000.00	1,163.60	1.35%	7.24	1,000.00	1,018.10	1.35%	6.76
Class I	1,000.00	1,167.30	0.75	4.03	1,000.00	1,021.08	0.75	3.76
Class S	1,000.00	1,165.70	1.00	5.37	1,000.00	1,019.84	1.00	5.01

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

5

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2019 (Unaudited)

	Voya Government Liquid Assets Portfolio	VY® Clarion Global Real Estate Portfolio	VY® Invesco Growth and Income Portfolio	VY® JPMorgan Emerging Markets Equity Portfolio
ASSETS:
Investments in securities at fair value+*	$—	$230,799,688	$429,105,693	$498,099,383
Short-term investments at fair value**	—	6,130,613	25,792,200	2,280,574
Repurchase agreements	386,648,000	—	—	—
Short-term investments at amortized cost	388,266,700	—	—	—
Cash	35,802	—	—	—
Foreign currencies at value***	—	4,294	252,470	1,210,460
Receivables:
Investment securities sold	—	40,706	889,398	—
Fund shares sold	463,582	58,249	15,281	72,140
Dividends	13,415	961,642	719,658	2,029,139
Interest	470,720	—	—	—
Foreign tax reclaims	—	110,272	252,878	2,684
Unrealized appreciation on forward foreign currency contracts	—	—	2,101	—
Reimbursement due from manager	—	24,689	—	—
Other assets	42,456	15,739	29,883	32,330
Total assets	775,940,675	238,145,892	457,059,562	503,726,710
LIABILITIES:
Payable for investment securities purchased	26,750,000	81,412	—	—
Payable for fund shares redeemed	2,113,502	734,526	174,776	551,891
Payable upon receipt of securities loaned	—	4,079,712	3,633,784	2,280,574
Unrealized depreciation on forward foreign currency contracts	—	—	397,171	—
Payable for unified fees	175,586	—	232,946	498,861
Payable for investment management fees	—	171,852	—	—
Payable for distribution and shareholder service fees	186,551	29,391	94,171	100,039
Payable to custodian due to bank overdraft	—	—	—	11,169
Payable to trustees under the deferred compensation plan (Note 6)	42,456	15,739	29,883	32,330
Payable for trustee fees	26,786	1,155	—	—
Payable for Indian capital gains tax	—	—	—	86,922
Other accrued expenses and liabilities	—	161,577	—	—
Total liabilities	29,294,881	5,275,364	4,562,731	3,561,786
NET ASSETS	$746,645,794	$232,870,528	$452,496,831	$500,164,924
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$746,674,173	$180,624,711	$308,257,464	$307,251,084
Total distributable earnings (loss)	(28,379)	52,245,817	144,239,367	192,913,840
NET ASSETS	$746,645,794	$232,870,528	$452,496,831	$500,164,924

+ Including securities loaned at value	$—	$3,920,274	$3,548,157	$2,163,019
* Cost of investments in securities	$—	$186,786,223	$361,244,313	$344,357,543
** Cost of short-term investments	$—	$6,130,613	$25,792,200	$2,280,574
*** Cost of foreign currencies	$—	$4,294	$253,183	$1,207,385

See Accompanying Notes to Financial Statements

6

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2019 (Unaudited) (continued)

	Voya Government Liquid Assets Portfolio	VY® Clarion Global Real Estate Portfolio	VY® Invesco Growth and Income Portfolio	VY® JPMorgan Emerging Markets Equity Portfolio

Class ADV
Net assets	n/a	$17,617,825	$18,187,342	$47,531,261
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	1,441,897	742,061	2,308,934
Net asset value and redemption price per share	n/a	$12.22	$24.51	$20.59

Class I
Net assets	$57,482,900	$116,043,009	$29,734,688	$73,204,699
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	57,476,561	9,222,858	1,195,383	3,376,839
Net asset value and redemption price per share	$1.00	$12.58	$24.87	$21.68

Class S
Net assets	$332,616,750	$98,264,496	$376,080,847	$367,503,398
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	332,579,769	7,857,479	15,013,343	17,066,430
Net asset value and redemption price per share	$1.00	$12.51	$25.05	$21.53

Class S2
Net assets	$356,546,144	$945,198	$28,493,954	$11,925,566
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	356,507,166	75,060	1,148,779	560,073
Net asset value and redemption price per share	$1.00	$12.59	$24.80	$21.29

See Accompanying Notes to Financial Statements

7

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2019 (Unaudited)

	VY® Morgan Stanley Global Franchise Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio	VY® T. Rowe Price Equity Income Portfolio	VY® T. Rowe Price International Stock Portfolio
ASSETS:
Investments in securities at fair value+*	$403,974,258	$6,764,500,720	$801,440,977	$204,395,031
Short-term investments at fair value**	8,411,366	688,535,961	19,530,586	5,701,521
Cash	—	12,293,131	2,258,874	1,238,570
Cash collateral for futures	—	—	77,315	—
Foreign currencies at value***	—	—	—	584,287
Receivables:
Investment securities sold	—	16,699,459	3,337,383	1,510,205
Fund shares sold	71	4,299,907	141,042	21,782
Dividends	934,800	2,803,282	1,568,892	309,249
Interest	—	18,052,334	15,437	—
Foreign tax reclaims	521,558	2,127	70,681	422,342
Unrealized appreciation on forward foreign currency contracts	—	—	—	74
Reimbursement due from manager	—	—	—	8,724
Other assets	18,889	236,704	57,389	13,805
Total assets	413,860,942	7,507,423,625	828,498,576	214,205,590
LIABILITIES:
Payable for investment securities purchased	—	23,254,535	2,786,637	1,279,994
Payable for fund shares redeemed	171,408	25,117,639	284,307	53,632
Payable upon receipt of securities loaned	—	273,529,429	7,090,386	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	5,488
Payable for unified fees	313,579	3,676,261	400,429	—
Payable for investment management fees	—	—	—	102,265
Payable for distribution and shareholder service fees	116,674	1,445,495	175,905	40,543
Payable to trustees under the deferred compensation plan (Note 6)	18,889	236,704	57,389	13,805
Payable for trustee fees	—	—	—	1,038
Other accrued expenses and liabilities	—	—	—	213,908
Written options, at fair valueˆ	—	56,335,625	—	5,570
Total liabilities	620,550	383,595,688	10,795,053	1,716,243
NET ASSETS	$413,240,392	$7,123,827,937	$817,703,523	$212,489,347
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$249,414,454	$5,367,275,567	$563,028,721	$170,412,487
Total distributable earnings	163,825,938	1,756,552,370	254,674,802	42,076,860
NET ASSETS	$413,240,392	$7,123,827,937	$817,703,523	$212,489,347

+ Including securities loaned at value	$—	$266,835,302	$6,898,557	$—
* Cost of investments in securities	$302,799,852	$5,771,619,964	$660,008,002	$179,041,831
** Cost of short-term investments	$8,411,366	$688,535,961	$19,530,586	$5,701,521
*** Cost of foreign currencies	$—	$—	$—	$587,524
ˆ Premiums received on written options	$—	$34,493,195	$—	$6,625

See Accompanying Notes to Financial Statements

8

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2019 (Unaudited) (continued)

	VY® Morgan Stanley Global Franchise Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio	VY® T. Rowe Price Equity Income Portfolio	VY® T. Rowe Price International Stock Portfolio

Class ADV
Net assets	$99,620,144	$1,212,579,768	$49,253,312	$21,734,689
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,892,332	42,963,928	3,970,288	1,370,216
Net asset value and redemption price per share	$16.91	$28.22	$12.41	$15.86

Class I
Net assets	n/a	$1,562,007,558	$77,655,997	$40,429,117
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	52,714,829	6,111,481	2,529,423
Net asset value and redemption price per share	n/a	$29.63	$12.71	$15.98

Class R6
Net assets	$687,337	$147,910,960	n/a	n/a
Shares authorized	unlimited	unlimited	n/a	n/a
Par value	$0.001	$0.001	n/a	n/a
Shares outstanding	37,921	4,989,225	n/a	n/a
Net asset value and redemption price per share	$18.13	$29.65	n/a	n/a

Class S
Net assets	$273,065,355	$4,125,692,315	$589,624,481	$150,325,541
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	15,059,472	139,328,719	46,341,613	9,456,762
Net asset value and redemption price per share	$18.13	$29.61	$12.72	$15.90

Class S2
Net assets	$39,867,556	$75,637,336	$101,169,733	n/a
Shares authorized	unlimited	unlimited	unlimited	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	2,221,077	2,575,460	8,090,289	n/a
Net asset value and redemption price per share	$17.95	$29.37	$12.51	n/a

See Accompanying Notes to Financial Statements

9

STATEMENTS OF OPERATIONS for the Six Months Ended June 30, 2019 (Unaudited)

	Voya Government Liquid Assets Portfolio	VY® Clarion Global Real Estate Portfolio	VY® Invesco Growth and Income Portfolio	VY® JPMorgan Emerging Markets Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$24,092	$3,530,219	$6,217,171	$6,075,637
Interest	9,305,542	—	—	198
Securities lending income, net	—	4,617	10,981	74,136
Total investment income	9,329,634	3,534,836	6,228,152	6,149,971

EXPENSES:
Investment management fees	—	1,030,230	—	—
Unified fees	1,084,145	—	1,438,768	2,984,624
Distribution and shareholder service fees:
Class ADV	—	52,953	53,883	135,384
Class S	425,791	121,585	469,260	438,944
Class S2	728,267	1,865	56,233	23,198
Transfer agent fees	—	276	—	—
Shareholder reporting expense	—	37,510	—	—
Professional fees	—	11,663	—	—
Custody and accounting expense	—	94,367	—	—
Trustee fees and expenses	17,967	4,617	9,446	9,044
Miscellaneous expense	—	10,654	50	—
Interest expense	—	85	—	69
Total expenses	2,256,170	1,365,805	2,027,640	3,591,263
Waived and reimbursed fees	—	(172,233)	—	—
Brokerage commission recapture	—	(1,344)	(166)	(474)
Net expenses	2,256,170	1,192,228	2,027,474	3,590,789
Net investment income	7,073,464	2,342,608	4,200,678	2,559,182

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of Indian capital gains tax withheldˆ)	209,132	9,273,395	12,094,023	10,447,288
Forward foreign currency contracts	—	(37,586)	524,967	—
Foreign currency related transactions	—	38,861	(5,100)	(8,989)
Net realized gain	209,132	9,274,670	12,613,890	10,438,299
Net change in unrealized appreciation (depreciation) on:
Investments (net of Indian capital gains tax accrued#)	—	22,262,579	50,058,797	79,235,166
Forward foreign currency contracts	—	12,889	(338,179)	—
Foreign currency related transactions	—	(12,695)	3,610	25,941
Net change in unrealized appreciation (depreciation)	—	22,262,773	49,724,228	79,261,107
Net realized and unrealized gain	209,132	31,537,443	62,338,118	89,699,406
Increase in net assets resulting from operations	$7,282,596	$33,880,051	$66,538,796	$92,258,588

* Foreign taxes withheld	$—	$174,676	$146,016	$572,997
ˆ Foreign taxes on sale of Indian investments	$—	$—	$—	$16,013
# Foreign taxes accrued on Indian investments	$—	$—	$—	$86,922

See Accompanying Notes to Financial Statements

10

STATEMENTS OF OPERATIONS for the Six Months Ended June 30, 2019 (Unaudited)

	VY® Morgan Stanley Global Franchise Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio	VY® T. Rowe Price Equity Income Portfolio	VY® T. Rowe Price International Stock Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$4,418,413	$37,692,964	$12,121,314	$3,090,415
Interest	—	39,472,989	149,520	403
Securities lending income, net	15,230	216,062	27,705	19,011
Total investment income	4,433,643	77,382,015	12,298,539	3,109,829

EXPENSES:
Investment management fees	—	—	—	659,422
Unified fees	1,868,959	21,159,999	2,565,727	—
Distribution and shareholder service fees:
Class ADV	267,446	3,325,129	140,844	61,256
Class S	325,317	4,901,509	721,206	183,436
Class S2	76,177	146,407	197,132	—
Transfer agent fees	—	—	—	326
Shareholder reporting expense	—	—	—	19,068
Professional fees	—	—	—	21,956
Custody and accounting expense	—	—	—	168,499
Trustee fees and expenses	7,584	111,374	15,843	4,156
Miscellaneous expense	—	—	—	7,802
Interest expense	—	976	—	—
Total expenses	2,545,483	29,645,394	3,640,752	1,125,921
Waived and reimbursed fees	(58,969)	—	(129,358)	(109,290)
Net expenses	2,486,514	29,645,394	3,511,394	1,016,631
Net investment income	1,947,129	47,736,621	8,787,145	2,093,198

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	16,681,544	336,123,509	29,110,022	2,144,897
Forward foreign currency contracts	—	—	—	(32,475)
Foreign currency related transactions	(16,260)	(16,004)	4,581	(1,024)
Written options	—	21,771,539	—	631
Net realized gain	16,665,284	357,879,044	29,114,603	2,112,029
Net change in unrealized appreciation (depreciation) on:
Investments	54,383,141	675,250,458	78,477,032	26,934,732
Forward foreign currency contracts	—	—	—	32,464
Foreign currency related transactions	2,059	653	(190)	(2,790)
Futures	—	—	(8,556)	—
Written options	—	(37,600,935)	—	1,055
Unfunded commitments	—	121,864	—	—
Net change in unrealized appreciation (depreciation)	54,385,200	637,772,040	78,468,286	26,965,461
Net realized and unrealized gain	71,050,484	995,651,084	107,582,889	29,077,490
Increase in net assets resulting from operations	$72,997,613	$1,043,387,705	$116,370,034	$31,170,688

* Foreign taxes withheld	$105,725	$57,653	$144,629	$227,870

See Accompanying Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Government Liquid Assets Portfolio		VY® Clarion Global Real Estate Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$7,073,464	$9,751,274	$2,342,608	$5,490,218
Net realized gain	209,132	140,230	9,274,670	19,214,606
Net change in unrealized appreciation (depreciation)	—	—	22,262,773	(47,591,249)
Increase (decrease) in net assets resulting from operations	7,282,596	9,891,504	33,880,051	(22,886,425)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	—	(965,808)
Class I	(654,683)	(898,299)	—	(9,056,924)
Class S	(3,342,477)	(4,772,366)	—	(5,350,931)
Class S2	(3,300,268)	(4,204,653)	—	(47,888)
Total distributions	(7,297,428)	(9,875,318)	—	(15,421,551)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	96,917,688	302,336,752	5,363,712	14,446,149
Reinvestment of distributions	7,297,414	9,875,318	—	15,421,551
	104,215,102	312,212,070	5,363,712	29,867,700
Cost of shares redeemed	(160,459,700)	(291,563,651)	(17,018,134)	(101,991,489)
Net increase (decrease) in net assets resulting from capital share transactions	(56,244,598)	20,648,419	(11,654,422)	(72,123,789)
Net increase (decrease) in net assets	(56,259,430)	20,664,605	22,225,629	(110,431,765)
NET ASSETS:
Beginning of year or period	802,905,224	782,240,619	210,644,899	321,076,664
End of year or period	$746,645,794	$802,905,224	$232,870,528	$210,644,899

See Accompanying Notes to Financial Statements

12

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Invesco Growth and Income Portfolio		VY® JPMorgan Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$4,200,678	$8,147,604	$2,559,182	$1,424,693
Net realized gain	12,613,890	56,358,652	10,438,299	33,757,755
Net change in unrealized appreciation (depreciation)	49,724,228	(131,014,689)	79,261,107	(128,801,367)
Increase (decrease) in net assets resulting from operations	66,538,796	(66,508,433)	92,258,588	(93,618,919)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(2,545,460)	—	(173,376)
Class I	—	(4,159,490)	—	(623,640)
Class S	—	(53,854,097)	—	(2,244,617)
Class S2	—	(3,923,246)	—	(52,676)
Total distributions	—	(64,482,293)	—	(3,094,309)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,949,647	14,555,116	15,454,821	43,086,889
Reinvestment of distributions	—	64,482,293	—	3,094,309
	2,949,647	79,037,409	15,454,821	46,181,198
Cost of shares redeemed	(38,582,529)	(92,321,940)	(40,362,215)	(126,128,800)
Net decrease in net assets resulting from capital share transactions	(35,632,882)	(13,284,531)	(24,907,394)	(79,947,602)
Net increase (decrease) in net assets	30,905,914	(144,275,257)	67,351,194	(176,660,830)
NET ASSETS:
Beginning of year or period	421,590,917	565,866,174	432,813,730	609,474,560
End of year or period	$452,496,831	$421,590,917	$500,164,924	$432,813,730

See Accompanying Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Morgan Stanley Global Franchise Portfolio		VY® T. Rowe Price Capital Appreciation Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$1,947,129	$2,839,250	$47,736,621	$148,303,156
Net realized gain	16,665,284	41,896,516	357,879,044	369,902,205
Net change in unrealized appreciation (depreciation)	54,385,200	(50,740,526)	637,772,040	(478,519,665)
Increase (decrease) in net assets resulting from operations	72,997,613	(6,004,760)	1,043,387,705	39,685,696
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(13,099,859)	—	(95,178,479)
Class I	—	—	—	(124,567,106)
Class R6	—	(10,394)	—	(7,964,813)
Class S	—	(41,529,824)	—	(363,602,203)
Class S2	—	(6,082,883)	—	(6,795,562)
Total distributions	—	(60,722,960)	—	(598,108,163)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	9,701,759	12,634,552	375,208,661	378,731,621
Reinvestment of distributions	—	60,722,960	—	598,108,163
	9,701,759	73,357,512	375,208,661	976,839,784
Cost of shares redeemed	(26,597,903)	(57,300,170)	(334,253,495)	(735,693,220)
Net increase (decrease) in net assets resulting from capital share transactions	(16,896,144)	16,057,342	40,955,166	241,146,564
Net increase (decrease) in net assets	56,101,469	(50,670,378)	1,084,342,871	(317,275,903)
NET ASSETS:
Beginning of year or period	357,138,923	407,809,301	6,039,485,066	6,356,760,969
End of year or period	$413,240,392	$357,138,923	$7,123,827,937	$6,039,485,066

See Accompanying Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	VY® T. Rowe Price Equity Income Portfolio		VY® T. Rowe Price International Stock Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$8,787,145	$19,224,254	$2,093,198	$2,467,070
Net realized gain	29,114,603	78,408,295	2,112,029	13,238,548
Net change in unrealized appreciation (depreciation)	78,468,286	(175,226,109)	26,965,461	(47,937,027)
Increase (decrease) in net assets resulting from operations	116,370,034	(77,593,560)	31,170,688	(32,231,409)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(8,544,546)	—	(293,947)
Class I	—	(16,430,325)	—	(800,891)
Class S	—	(110,181,926)	—	(2,820,796)
Class S2	—	(18,499,686)	—	—
Total distributions	—	(153,656,483)	—	(3,915,634)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	14,576,183	23,487,241	5,465,956	14,802,681
Reinvestment of distributions	—	153,656,483	—	3,915,634
	14,576,183	177,143,724	5,465,956	18,718,315
Cost of shares redeemed	(72,668,111)	(146,890,620)	(15,878,881)	(32,054,118)
Net increase (decrease) in net assets resulting from capital share transactions	(58,091,928)	30,253,104	(10,412,925)	(13,335,803)
Net increase (decrease) in net assets	58,278,106	(200,996,939)	20,757,763	(49,482,846)
NET ASSETS:
Beginning of year or period	759,425,417	960,422,356	191,731,584	241,214,430
End of year or period	$817,703,523	$759,425,417	$212,489,347	$191,731,584

See Accompanying Notes to Financial Statements

15

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations					Less distributions										Ratios to average net assets					Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)		Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)		($)	($)		($)		($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)		($000’s)	(%)
Voya Government Liquid Assets Portfolio
Class I
06-30-19+	1.00	0.01		0.00	*	0.01	0.01		0.00	*	—	0.01		—	1.00	1.10	0.29	0.29	0.29	2.15		57,483	—
12-31-18	1.00	0.02		0.00	*	0.02	0.02		0.00	*	—	0.02		—	1.00	1.61	0.29	0.29	0.29	1.61		62,115	—
12-31-17	1.00	0.01		0.00	*	0.01	0.01		0.00	*	—	0.01		—	1.00	0.66	0.29	0.29	0.29	0.62		50,773	—
12-31-16	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.23	0.28	0.28	0.28	0.13		66,214	—
12-31-15	1.00	—		0.00	*	0.00	0.00	*	0.00	*	—	0.00	*	—	1.00	0.01	0.28	0.22	0.22	0.00	*	81,636	—
12-31-14	1.00	(0.00	)*	0.00	*	0.00 *	—		0.00	*	—	0.00	*	—	1.00	0.01	0.28	0.19	0.19	(0.00	)*	78,773	—
Class S
06-30-19+	1.00	0.01		0.00	*	0.01	0.01		0.00	*	—	0.01		—	1.00	0.98	0.54	0.54	0.54	1.90		332,617	—
12-31-18	1.00	0.01		0.00	*	0.01	0.01		0.00	*	—	0.01		—	1.00	1.36	0.54	0.54	0.54	1.33		354,423	—
12-31-17	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.41	0.54	0.54	0.54	0.37		372,943	—
12-31-16	1.00	—		0.00	*	0.00	0.00	*	0.00	*	—	0.00	*	—	1.00	0.09	0.53	0.42	0.42	0.00	*	488,208	—
12-31-15	1.00	—		0.00	*	0.00	—		0.00	*	—	0.00	*	—	1.00	0.01	0.53	0.22	0.22	(0.00	)*	552,706	—
12-31-14	1.00	(0.00	)*	0.00	*	0.00 *	—		0.00	*	—	0.00	*	—	1.00	0.01	0.53	0.19	0.19	(0.00	)*	619,776	—
Class S2
06-30-19+	1.00	0.01		0.00	*	0.01	0.01		0.00	*	—	0.01		—	1.00	0.90	0.69	0.69	0.69	1.75		356,546	—
12-31-18	1.00	0.01		0.00	*	0.01	0.01		0.00	*	—	0.01		—	1.00	1.21	0.69	0.69	0.69	1.19		386,368	—
12-31-17	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.28	0.69	0.67	0.67	0.25		358,525	—
12-31-16	1.00	—		0.00	*	0.00	—		0.00	*	—	0.00	*	—	1.00	0.09	0.71	0.42	0.42	(0.00	)*	416,495	—
12-31-15	1.00	—		0.00	*	0.00	—		0.00	*	—	0.00	*	—	1.00	0.01	0.78	0.22	0.22	(0.00	)*	348,078	—
12-31-14	1.00	(0.00	)*	0.00	*	0.00 *	—		0.00	*	—	0.00	*	—	1.00	0.01	0.78	0.19	0.19	(0.00	)*	291,912	—
VY® Clarion Global Real Estate Portfolio
Class ADV
06-30-19+	10.53	0.09	•	1.60		1.69	—		—		—	—		—	12.22	16.05	1.64	1.49	1.49	1.58		17,618	36
12-31-18	12.17	0.18	•	(1.24)		(1.06)	0.58		—		—	0.58		—	10.53	(9.10)	1.62	1.49	1.49	1.54		16,608	107
12-31-17	11.41	0.19	•	0.95		1.14	0.38		—		—	0.38		—	12.17	10.20	1.57	1.49	1.49	1.63		22,826	90
12-31-16	11.47	0.16		(0.13)		0.03	0.09		—		—	0.09		—	11.41	0.23	1.61	1.49	1.49	1.33		25,983	49
12-31-15	12.04	0.11	•	(0.35)		(0.24)	0.33		—		—	0.33		—	11.47	(1.99)	1.72	1.49	1.49	0.95		27,513	50
12-31-14	10.71	0.13		1.30		1.43	0.10		—		—	0.10		—	12.04	13.40	1.73	1.49	1.49	1.12		27,577	40
Class I
06-30-19+	10.81	0.13	•	1.64		1.77	—		—		—	—		—	12.58	16.37	1.04	0.89	0.89	2.21		116,043	36
12-31-18	12.49	0.25	•	(1.27)		(1.02)	0.66		—		—	0.66		—	10.81	(8.52)	1.02	0.89	0.89	2.14		103,029	107
12-31-17	11.72	0.27	•	0.96		1.23	0.46		—		—	0.46		—	12.49	10.77	0.97	0.89	0.89	2.28		183,921	90
12-31-16	11.77	0.22		(0.10)		0.12	0.17		—		—	0.17		—	11.72	0.89	0.96	0.89	0.89	1.94		183,084	49
12-31-15	12.34	0.18		(0.35)		(0.17)	0.40		—		—	0.40		—	11.77	(1.42)	0.97	0.89	0.89	1.55		165,604	50
12-31-14	10.96	0.21	•	1.33		1.54	0.16		—		—	0.16		—	12.34	14.07	0.98	0.89	0.89	1.75		160,209	40
Class S
06-30-19+	10.76	0.12	•	1.63		1.75	—		—		—	—		—	12.51	16.26	1.29	1.14	1.14	1.94		98,264	36
12-31-18	12.43	0.22	•	(1.26)		(1.04)	0.63		—		—	0.63		—	10.76	(8.74)	1.27	1.14	1.14	1.91		90,159	107
12-31-17	11.66	0.24	•	0.96		1.20	0.43		—		—	0.43		—	12.43	10.50	1.22	1.14	1.14	2.00		113,281	90
12-31-16	11.71	0.20	•	(0.12)		0.08	0.13		—		—	0.13		—	11.66	0.62	1.21	1.14	1.14	1.67		123,103	49
12-31-15	12.28	0.15	•	(0.36)		(0.21)	0.36		—		—	0.36		—	11.71	(1.69)	1.22	1.14	1.14	1.27		141,067	50
12-31-14	10.90	0.17	•	1.34		1.51	0.13		—		—	0.13		—	12.28	13.86	1.23	1.14	1.14	1.42		161,194	40
Class S2
06-30-19+	10.85	0.11	•	1.63		1.74	—		—		—	—		—	12.59	16.04	1.44	1.29	1.29	1.80		945	36
12-31-18	12.52	0.21	•	(1.27)		(1.06)	0.61		—		—	0.61		—	10.85	(8.84)	1.42	1.29	1.29	1.76		850	107
12-31-17	11.73	0.22	•	0.98		1.20	0.41		—		—	0.41		—	12.52	10.42	1.37	1.29	1.29	1.87		1,048	90
12-31-16	11.78	0.18	•	(0.12)		0.06	0.11		—		—	0.11		—	11.73	0.44	1.39	1.29	1.29	1.52		1,117	49
12-31-15	12.34	0.14	•	(0.36)		(0.22)	0.34		—		—	0.34		—	11.78	(1.84)	1.47	1.29	1.29	1.11		1,343	50
12-31-14	10.96	0.14	•	1.35		1.49	0.11		—		—	0.11		—	12.34	13.60	1.48	1.29	1.29	1.22		1,624	40
See Accompanying Notes to Financial Statements

16

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(%)	($000’s)	(%)
VY® Invesco Growth and Income Portfolio
Class ADV
06-30-19+	21.15	0.18	•	3.18	3.36	—	—	—	—	—	24.51	15.89		1.24	1.24	1.24	1.52	18,187	9
12-31-18	27.94	0.32	•	(3.71)	(3.39)	0.30	3.10	—	3.40	—	21.15	(13.88)		1.24	1.24	1.24	1.22	16,868	31
12-31-17	26.55	0.38	•	3.04	3.42	0.51	1.52	—	2.03	—	27.94	13.46		1.24	1.24	1.24	1.43	22,246	17
12-31-16	25.48	0.30	•	4.19	4.49	0.52	2.90	—	3.42	—	26.55	19.52		1.29	1.24	1.24	1.21	18,641	23
12-31-15	31.49	0.30	•	(0.98)	(0.68)	0.93	4.40	—	5.33	—	25.48	(3.26)		1.39	1.24	1.24	1.05	15,551	19
12-31-14	30.92	0.52	•	2.43	2.95	0.31	2.07	—	2.38	—	31.49	9.72		1.39	1.24	1.24	1.66	16,407	28
Class I
06-30-19+	21.41	0.25	•	3.21	3.46	—	—	—	—	—	24.87	16.16		0.64	0.64	0.64	2.11	29,735	9
12-31-18	28.23	0.48	•	(3.73)	(3.25)	0.47	3.10	—	3.57	—	21.41	(13.31)		0.64	0.64	0.64	1.82	27,943	31
12-31-17	26.77	0.55	•	3.07	3.62	0.64	1.52	—	2.16	—	28.23	14.13		0.64	0.64	0.64	2.02	33,894	17
12-31-16	25.68	0.45	•	4.23	4.68	0.69	2.90	—	3.59	—	26.77	20.23		0.64	0.64	0.64	1.81	28,117	23
12-31-15	31.71	0.47	•	(0.98)	(0.51)	1.12	4.40	—	5.52	—	25.68	(2.69)		0.64	0.64	0.64	1.63	23,008	19
12-31-14	31.08	0.68	•	2.48	3.16	0.46	2.07	—	2.53	—	31.71	10.39		0.64	0.64	0.64	2.16	28,264	28
Class S
06-30-19+	21.58	0.22	•	3.25	3.47	—	—	—	—	—	25.05	16.08		0.89	0.89	0.89	1.87	376,081	9
12-31-18	28.43	0.42	•	(3.78)	(3.36)	0.39	3.10	—	3.49	—	21.58	(13.58)		0.89	0.89	0.89	1.56	350,968	31
12-31-17	26.94	0.48	•	3.10	3.58	0.57	1.52	—	2.09	—	28.43	13.89		0.89	0.89	0.89	1.76	476,317	17
12-31-16	25.81	0.41		4.23	4.64	0.61	2.90	—	3.51	—	26.94	19.92		0.89	0.89	0.89	1.56	507,524	23
12-31-15	31.83	0.40	•	(0.99)	(0.59)	1.03	4.40	—	5.43	—	25.81	(2.93)		0.89	0.89	0.89	1.39	451,452	19
12-31-14	31.19	0.64	•	2.45	3.09	0.38	2.07	—	2.45	—	31.83	10.11		0.89	0.89	0.89	2.04	535,054	28
Class S2
06-30-19+	21.39	0.20	•	3.21	3.41	—	—	—	—	—	24.80	15.94		1.04	1.04	1.04	1.72	28,494	9
12-31-18	28.19	0.37	•	(3.73)	(3.36)	0.34	3.10	—	3.44	—	21.39	(13.67)		1.04	1.04	1.04	1.41	25,812	31
12-31-17	26.73	0.44	•	3.06	3.50	0.52	1.52	—	2.04	—	28.19	13.67		1.04	1.04	1.04	1.62	33,409	17
12-31-16	25.62	0.35	•	4.23	4.58	0.57	2.90	—	3.47	—	26.73	19.80		1.07	1.04	1.04	1.41	38,721	23
12-31-15	31.63	0.36	•	(0.99)	(0.63)	0.98	4.40	—	5.38	—	25.62	(3.10)		1.14	1.04	1.04	1.24	38,764	19
12-31-14	31.00	0.59	•	2.43	3.02	0.32	2.07	—	2.39	—	31.63	9.95		1.14	1.04	1.04	1.89	45,878	28
VY® JPMorgan Emerging Markets Equity Portfolio
Class ADV
06-30-19+	16.95	0.07	•	3.57	3.64	—	—	—	—	—	20.59	21.47		1.85	1.85	1.85	0.73	47,531	6
12-31-18	20.52	(0.01)		(3.49)	(3.50)	0.07	—	—	0.07	—	16.95	(17.12)		1.86	1.86	1.86	(0.07)	40,881	21
12-31-17	14.43	(0.05)		6.19	6.14	0.05	—	—	0.05	—	20.52	42.55		1.86	1.86	1.86	(0.24)	57,093	26
12-31-16	12.92	0.02	•	1.61	1.63	0.12	—	—	0.12	—	14.43	12.62		1.90	1.85	1.85	0.12	35,873	24
12-31-15	16.63	0.07		(2.56)	(2.49)	0.14	1.08	—	1.22	—	12.92	(16.07	)(a)	2.01	1.86	1.86	0.45	34,072	15
12-31-14	18.39	0.13		0.13	0.26	0.13	1.89	—	2.02	—	16.63	0.47		2.01	1.86	1.86	0.72	42,490	23
Class I
06-30-19+	17.80	0.13	•	3.75	3.88	—	—	—	—	—	21.68	21.80		1.25	1.25	1.25	1.33	73,205	6
12-31-18	21.52	0.12		(3.67)	(3.55)	0.17	—	—	0.17	—	17.80	(16.58)		1.26	1.26	1.26	0.53	61,663	21
12-31-17	15.10	0.08		6.47	6.55	0.13	—	—	0.13	—	21.52	43.45		1.26	1.26	1.26	0.34	82,567	26
12-31-16	13.52	0.10	•	1.70	1.80	0.22	—	—	0.22	—	15.10	13.27		1.25	1.25	1.25	0.71	63,276	24
12-31-15	17.36	0.17		(2.68)	(2.51)	0.25	1.08	—	1.33	—	13.52	(15.57	)(a)	1.26	1.26	1.26	1.05	58,250	15
12-31-14	19.10	0.23	•	0.15	0.38	0.23	1.89	—	2.12	—	17.36	1.06		1.26	1.26	1.26	1.22	71,163	23
Class S
06-30-19+	17.70	0.11	•	3.72	3.83	—	—	—	—	—	21.53	21.64		1.50	1.50	1.50	1.07	367,503	6
12-31-18	21.40	0.05	•	(3.63)	(3.58)	0.12	—	—	0.12	—	17.70	(16.81)		1.51	1.51	1.51	0.27	319,682	21
12-31-17	15.02	0.03		6.44	6.47	0.09	—	—	0.09	—	21.40	43.11		1.51	1.51	1.51	0.11	454,764	26
12-31-16	13.45	0.07	•	1.67	1.74	0.17	—	—	0.17	—	15.02	12.95		1.50	1.50	1.50	0.47	362,865	24
12-31-15	17.26	0.13	•	(2.66)	(2.53)	0.20	1.08	—	1.28	—	13.45	(15.75	)(a)	1.51	1.51	1.51	0.81	367,861	15
12-31-14	19.00	0.20	•	0.13	0.33	0.18	1.89	—	2.07	—	17.26	0.80		1.51	1.51	1.51	1.06	499,431	23

See Accompanying Notes to Financial Statements

17

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(%)	($000’s)	(%)
VY® JPMorgan Emerging Markets Equity Portfolio (continued)
Class S2
06-30-19+	17.52	0.09	•	3.68	3.77	—	—	—	—	—	21.29	21.52		1.65	1.65	1.65	0.92	11,926	6
12-31-18	21.17	0.04		(3.61)	(3.57)	0.08	—	—	0.08	—	17.52	(16.92)		1.66	1.66	1.66	0.12	10,587	21
12-31-17	14.86	(0.01	)•	6.37	6.36	0.05	—	—	0.05	—	21.17	42.85		1.66	1.66	1.66	(0.03)	15,050	26
12-31-16	13.30	0.05	•	1.65	1.70	0.14	—	—	0.14	—	14.86	12.79		1.68	1.65	1.65	0.32	14,570	24
12-31-15	17.08	0.10	•	(2.64)	(2.54)	0.16	1.08	—	1.24	—	13.30	(15.91	)(a)	1.76	1.66	1.66	0.65	16,530	15
12-31-14	18.81	0.17	•	0.14	0.31	0.15	1.89	—	2.04	—	17.08	0.73		1.76	1.66	1.66	0.92	22,613	23
VY® Morgan Stanley Global Franchise Portfolio
Class ADV
06-30-19+	14.01	0.06	•	2.84	2.90	—	—	—	—	—	16.91	20.70		1.57	1.54	1.54	0.77	99,620	11
12-31-18	16.98	0.07		(0.23)	(0.16)	0.14	2.67	—	2.81	—	14.01	(2.07)		1.57	1.54	1.54	0.47	78,112	27
12-31-17	14.58	0.10		3.53	3.63	0.17	1.06	—	1.23	—	16.98	25.47		1.57	1.55	1.55	0.60	83,492	29
12-31-16	15.29	0.13	•	0.68	0.81	0.17	1.35	—	1.52	—	14.58	4.94		1.61	1.54	1.54	0.83	68,606	26
12-31-15	16.56	0.15		0.87	1.02	0.28	2.01	—	2.29	—	15.29	5.95		1.71	1.55	1.55	0.90	56,395	27
12-31-14	17.55	0.23	•	0.48	0.71	0.28	1.42	—	1.70	—	16.56	3.87		1.71	1.56	1.56	1.35	55,949	21
Class R6
06-30-19+	14.97	0.14	•	3.02	3.16	—	—	—	—	—	18.13	21.11		0.97	0.94	0.94	1.67	687	11
12-31-18	17.96	0.19	•	(0.27)	(0.08)	0.24	2.67	—	2.91	—	14.97	(1.51)		0.97	0.94	0.94	1.14	84	27
12-31-17	15.35	0.21	•	3.71	3.92	0.25	1.06	—	1.31	—	17.96	26.16		0.97	0.95	0.95	1.21	44	29
05-03-16(5)–12-31-16	16.66	0.22	•	0.07	0.29	0.25	1.35	—	1.60	—	15.35	1.46		0.96	0.94	0.94	1.48	49	26
Class S
06-30-19+	15.00	0.09	•	3.04	3.13	—	—	—	—	—	18.13	20.87		1.22	1.19	1.19	1.09	273,065	11
12-31-18	17.97	0.14	•	(0.25)	(0.11)	0.19	2.67	—	2.86	—	15.00	(1.69)		1.22	1.19	1.19	0.81	243,512	27
12-31-17	15.36	0.16	•	3.71	3.87	0.20	1.06	—	1.26	—	17.97	25.81		1.22	1.20	1.20	0.95	282,442	29
12-31-16	16.02	0.20		0.70	0.90	0.21	1.35	—	1.56	—	15.36	5.30		1.21	1.19	1.19	1.20	299,965	26
12-31-15	17.23	0.21	•	0.92	1.13	0.33	2.01	—	2.34	—	16.02	6.36		1.21	1.20	1.20	1.26	319,681	27
12-31-14	18.16	0.30	•	0.50	0.80	0.31	1.42	—	1.73	—	17.23	4.25		1.21	1.21	1.21	1.71	336,350	21
Class S2
06-30-19+	14.86	0.08	•	3.01	3.09	—	—	—	—	—	17.95	20.79		1.37	1.34	1.34	0.94	39,868	11
12-31-18	17.83	0.12		(0.26)	(0.14)	0.16	2.67	—	2.83	—	14.86	(1.89)		1.37	1.34	1.34	0.66	35,431	27
12-31-17	15.24	0.14	•	3.69	3.83	0.18	1.06	—	1.24	—	17.83	25.69		1.37	1.35	1.35	0.80	41,831	29
12-31-16	15.90	0.17	•	0.70	0.87	0.18	1.35	—	1.53	—	15.24	5.16		1.39	1.34	1.34	1.05	44,381	26
12-31-15	17.12	0.19	•	0.90	1.09	0.30	2.01	—	2.31	—	15.90	6.17		1.46	1.35	1.35	1.11	50,093	27
12-31-14	18.05	0.28	•	0.50	0.78	0.29	1.42	—	1.71	—	17.12	4.12		1.46	1.36	1.36	1.57	54,169	21
VY® T. Rowe Price Capital Appreciation Portfolio
Class ADV
06-30-19+	24.10	0.14		3.98	4.12	—	—	—	—	—	28.22	17.10		1.24	1.24	1.24	1.09	1,212,580	31
12-31-18	26.53	0.49		(0.37)	0.12	0.50	2.05	—	2.55	—	24.10	0.10		1.24	1.24	1.24	1.98	990,787	75
12-31-17	24.54	0.19		3.36	3.55	0.25	1.31	—	1.56	—	26.53	14.72		1.24	1.24	1.24	0.78	954,071	61
12-31-16	25.27	0.24	•	1.68	1.92	0.28	2.37	—	2.65	—	24.54	7.65		1.29	1.24	1.24	0.97	778,133	69
12-31-15	28.02	0.24	•	1.14	1.38	0.28	3.85	—	4.13	—	25.27	4.85		1.39	1.24	1.24	0.89	596,730	67
12-31-14	27.68	0.27	•	2.88	3.15	0.30	2.51	—	2.81	—	28.02	11.78		1.39	1.24	1.24	0.96	457,740	72
Class I
06-30-19+	25.23	0.23		4.17	4.40	—	—	—	—	—	29.63	17.44		0.64	0.64	0.64	1.69	1,562,008	31
12-31-18	27.64	0.68		(0.39)	0.29	0.65	2.05	—	2.70	—	25.23	0.74		0.64	0.64	0.64	2.60	1,245,366	75
12-31-17	25.49	0.36		3.50	3.86	0.40	1.31	—	1.71	—	27.64	15.39		0.64	0.64	0.64	1.38	1,217,289	61
12-31-16	26.12	0.40		1.75	2.15	0.41	2.37	—	2.78	—	25.49	8.31		0.64	0.64	0.64	1.55	1,084,776	69
12-31-15	28.80	0.40		1.18	1.58	0.41	3.85	—	4.26	—	26.12	5.47		0.64	0.64	0.64	1.48	1,027,480	67
12-31-14	28.34	0.43		2.99	3.42	0.45	2.51	—	2.96	—	28.80	12.46		0.64	0.64	0.64	1.55	1,049,730	72

See Accompanying Notes to Financial Statements

18

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets						Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)		Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)		(%)	(%)		($000’s)	(%)
VY® T. Rowe Price Capital Appreciation Portfolio (continued)
Class R6
06-30-19+	25.24	0.24		4.17	4.41	—	—	—	—	—	29.65	17.47		0.64	0.64		0.64	1.71		147,911	31
12-31-18	27.66	0.72	•	(0.44)	0.28	0.65	2.05	—	2.70	—	25.24	0.70		0.64	0.64		0.64	2.61		94,159	75
12-31-17	25.49	0.38	•	3.50	3.88	0.40	1.31	—	1.71	—	27.66	15.47		0.64	0.64		0.64	1.38		59,752	61
05-03-16(5)–12-31-16	27.00	0.48	•	0.79	1.27	0.41	2.37	—	2.78	—	25.49	4.78		0.64	0.64		0.64	1.91		8,696	69
Class S
06-30-19+	25.25	0.20		4.16	4.36	—	—	—	—	—	29.61	17.27		0.89	0.89		0.89	1.44		4,125,692	31
12-31-18	27.65	0.64	•	(0.41)	0.23	0.58	2.05	—	2.63	—	25.25	0.51		0.89	0.89		0.89	2.32		3,640,431	75
12-31-17	25.50	0.31	•	3.48	3.79	0.33	1.31	—	1.64	—	27.65	15.10		0.89	0.89		0.89	1.13		4,050,729	61
12-31-16	26.13	0.34		1.74	2.08	0.34	2.37	—	2.71	—	25.50	8.05		0.89	0.89		0.89	1.30		4,074,922	69
12-31-15	28.82	0.33		1.18	1.51	0.35	3.85	—	4.20	—	26.13	5.18		0.89	0.89		0.89	1.23		4,044,261	67
12-31-14	28.36	0.37		2.97	3.34	0.37	2.51	—	2.88	—	28.82	12.20		0.89	0.89		0.89	1.30		4,122,797	72
Class S2
06-30-19+	25.06	0.18		4.13	4.31	—	—	—	—	—	29.37	17.20		1.04	1.04		1.04	1.28		75,637	31
12-31-18	27.47	0.59	•	(0.41)	0.18	0.54	2.05	—	2.59	—	25.06	0.33		1.04	1.04		1.04	2.17		68,741	75
12-31-17	25.33	0.26	•	3.47	3.73	0.28	1.31	—	1.59	—	27.47	14.96		1.04	1.04		1.04	0.98		74,919	61
12-31-16	25.98	0.31		1.71	2.02	0.30	2.37	—	2.67	—	25.33	7.86		1.07	1.04		1.04	1.15		82,812	69
12-31-15	28.67	0.30		1.16	1.46	0.30	3.85	—	4.15	—	25.98	5.06		1.14	1.04		1.04	1.08		87,130	67
12-31-14	28.23	0.33		2.95	3.28	0.33	2.51	—	2.84	—	28.67	12.02		1.14	1.04		1.04	1.15		93,998	72
VY® T. Rowe Price Equity Income Portfolio
Class ADV
06-30-19+	10.74	0.11	•	1.56	1.67	—	—	—	—	—	12.41	15.55		1.24	1.21		1.21	1.85		49,253	9
12-31-18	14.34	0.23		(1.38)	(1.15)	0.23	2.22	—	2.45	—	10.74	(9.69	)(b)	1.24	1.09	(c)	1.09	1.80	(d)	43,287	16
12-31-17	13.63	0.20		1.86	2.06	0.25	1.10	—	1.35	—	14.34	15.89		1.24	1.24		1.24	1.38		53,101	19
12-31-16	13.03	0.23		2.04	2.27	0.26	1.41	—	1.67	—	13.63	18.30		1.29	1.24		1.24	1.67		50,794	26
12-31-15	16.29	0.23		(1.27)	(1.04)	0.26	1.96	—	2.22	—	13.03	(7.24)		1.39	1.24		1.24	1.52		50,413	27
12-31-14	16.60	0.24		0.93	1.17	0.26	1.22	—	1.48	—	16.29	7.13		1.39	1.24		1.24	1.42		62,848	9
Class I
06-30-19+	10.97	0.15	•	1.59	1.74	—	—	—	—	—	12.71	15.86		0.64	0.61		0.61	2.45		77,656	9
12-31-18	14.59	0.31		(1.41)	(1.10)	0.30	2.22	—	2.52	—	10.97	(9.09	)(b)	0.64	0.49	(c)	0.49	2.40	(d)	82,300	16
12-31-17	13.85	0.28	•	1.90	2.18	0.34	1.10	—	1.44	—	14.59	16.48		0.64	0.64		0.64	1.94		99,204	19
12-31-16	13.20	0.31	•	2.09	2.40	0.34	1.41	—	1.75	—	13.85	19.07		0.64	0.64		0.64	2.32		135,151	26
12-31-15	16.47	0.32	•	(1.28)	(0.96)	0.35	1.96	—	2.31	—	13.20	(6.65)		0.64	0.64		0.64	2.09		90,800	27
12-31-14	16.76	0.35	•	0.94	1.29	0.36	1.22	—	1.58	—	16.47	7.79		0.64	0.64		0.64	2.07		194,078	9
Class S
06-30-19+	11.00	0.13	•	1.59	1.72	—	—	—	—	—	12.72	15.64		0.89	0.86		0.86	2.20		589,624	9
12-31-18	14.62	0.29		(1.42)	(1.13)	0.27	2.22	—	2.49	—	11.00	(9.32	)(b)	0.89	0.74	(c)	0.74	2.15	(d)	541,914	16
12-31-17	13.87	0.25	•	1.90	2.15	0.30	1.10	—	1.40	—	14.62	16.23		0.89	0.89		0.89	1.73		694,870	19
12-31-16	13.22	0.28		2.08	2.36	0.30	1.41	—	1.71	—	13.87	18.77		0.89	0.89		0.89	2.01		772,218	26
12-31-15	16.49	0.28	•	(1.28)	(1.00)	0.31	1.96	—	2.27	—	13.22	(6.90)		0.89	0.89		0.89	1.86		758,358	27
12-31-14	16.79	0.30	•	0.94	1.24	0.32	1.22	—	1.54	—	16.49	7.45		0.89	0.89		0.89	1.77		1,013,552	9
Class S2
06-30-19+	10.82	0.12	•	1.57	1.69	—	—	—	—	—	12.51	15.62		1.04	1.01		1.01	2.05		101,170	9
12-31-18	14.42	0.26		(1.39)	(1.13)	0.25	2.22	—	2.47	—	10.82	(9.45	)(b)	1.04	0.89	(c)	0.89	2.00	(d)	91,924	16
12-31-17	13.70	0.23		1.87	2.10	0.28	1.10	—	1.38	—	14.42	16.07		1.04	1.04		1.04	1.58		113,247	19
12-31-16	13.08	0.25		2.06	2.31	0.28	1.41	—	1.69	—	13.70	18.59		1.07	1.04		1.04	1.86		113,380	26
12-31-15	16.35	0.25		(1.27)	(1.02)	0.29	1.96	—	2.25	—	13.08	(7.08)		1.14	1.04		1.04	1.72		111,098	27
12-31-14	16.66	0.27		0.93	1.20	0.29	1.22	—	1.51	—	16.35	7.31		1.14	1.04		1.04	1.62		131,519	9
See Accompanying Notes to Financial Statements

19

FINANCIAL HIGHLIGHTS (continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)		Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(%)	($000’s)	(%)
VY® T. Rowe Price International Stock Portfolio
Class ADV
06-30-19+	13.63	0.13	•	2.10	2.23	—	—	—	—	—	15.86	16.36		1.46	1.35	1.35	1.69	21,735	16
12-31-18	16.16	0.10		(2.41)	(2.31)	0.22	—	—	0.22	—	13.63	(14.46)		1.45	1.40	1.40	0.70	18,465	35
12-31-17	12.79	0.08		3.42	3.50	0.13	—	—	0.13	—	16.16	27.42		1.40	1.40	1.40	0.64	21,086	37
12-31-16	12.73	0.11		0.09	0.20	0.14	—	—	0.14	—	12.79	1.59		1.43	1.38	1.38	0.82	15,001	33
12-31-15	12.98	0.07	•	(0.24)	(0.17)	0.08	—	—	0.08	—	12.73	(1.36	)(e)	1.50	1.35	1.35	0.49	15,149	43
12-31-14	13.28	0.08		(0.26)	(0.18)	0.12	—	—	0.12	—	12.98	(1.43)		1.52	1.37	1.37	0.62	12,616	48
Class I
06-30-19+	13.69	0.17	•	2.12	2.29	—	—	—	—	—	15.98	16.73		0.86	0.75	0.75	2.28	40,429	16
12-31-18	16.22	0.20	•	(2.42)	(2.22)	0.31	—	—	0.31	—	13.69	(13.96)		0.85	0.80	0.80	1.30	35,717	35
12-31-17	12.82	0.19	•	3.41	3.60	0.20	—	—	0.20	—	16.22	28.21		0.80	0.80	0.80	1.26	44,832	37
12-31-16	12.76	0.19		0.09	0.28	0.22	—	—	0.22	—	12.82	2.18		0.78	0.78	0.78	1.41	38,010	33
12-31-15	12.99	0.16	•	(0.24)	(0.08)	0.15	—	—	0.15	—	12.76	(0.73	)(e)	0.75	0.75	0.75	1.15	39,288	43
12-31-14	13.27	0.17		(0.27)	(0.10)	0.18	—	—	0.18	—	12.99	(0.82)		0.77	0.77	0.77	1.23	50,333	48
Class S
06-30-19+	13.64	0.15	•	2.11	2.26	—	—	—	—	—	15.90	16.57		1.11	1.00	1.00	2.01	150,326	16
12-31-18	16.15	0.17	•	(2.42)	(2.25)	0.26	—	—	0.26	—	13.64	(14.12)		1.10	1.05	1.05	1.07	137,550	35
12-31-17	12.77	0.15	•	3.40	3.55	0.17	—	—	0.17	—	16.15	27.87		1.05	1.05	1.05	1.01	175,297	37
12-31-16	12.71	0.15	•	0.09	0.24	0.18	—	—	0.18	—	12.77	1.90		1.03	1.03	1.03	1.17	154,225	33
12-31-15	12.94	0.12		(0.23)	(0.11)	0.12	—	—	0.12	—	12.71	(0.94	)(e)	1.00	1.00	1.00	0.88	171,416	43
12-31-14	13.23	0.12	•	(0.26)	(0.14)	0.15	—	—	0.15	—	12.94	(1.11)		1.02	1.02	1.02	0.94	183,379	48

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
(a)	Excluding amounts related to a foreign currency settlement recorded in the fiscal year ended December 31, 2015, total return for VY® JPMorgan Emerging Markets Equity Portfolio would have been (16.33)%, (15.82)%, (16.00)% and (16.16)% for Classes ADV, I, S and S2, respectively.
(b)	Excluding amounts related to a securities lending settlement and a cumulative underpayment of prior years’ waivers of management fees recorded in the year ended December 31, 2018, total return for VY® T.Rowe Price Equity Income Portfolio would have been (9.84)%, (9.24)%, (9.47)% and (9.60)% for Classes ADV, I, S and S2, respectively.
(c)	Excluding amounts related to a cumulative underpayment of prior years’ waivers of management fees recorded in the year ended December 31, 2018, VY® T.Rowe Price Equity Income Portfolio’s Net Expense Ratios would have been 1.23%, 0.63%, 0.88% and 1.03% for Class ADV, I, S and S2, respectively.
(d)	Excluding amounts related to a securities lending settlement and a cumulative underpayment of prior years’ waivers of management fees recorded in the year ended December 31, 2018, VY® T.Rowe Price Equity Income Portfolio’s Net Investment Income Ratios would have been 1.65%, 2.25%, 2.00% and 1.85% for Classes ADV, I, S and S2, respectively.
(e)	Excluding amounts related to a foreign currency settlement recorded in the fiscal year ended December 31, 2015, total return for VY® T.Rowe Price International Stock Portfolio would have been (1.44)%, (0.80)% and (1.10)% for Classes ADV, I and S, respectively.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or the “Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-three active separate investment series. The eight series (each a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Government Liquid Assets Portfolio (“Government Liquid Assets”), VY® Clarion Global Real Estate Portfolio (“Clarion Global Real Estate”), VY® Invesco Growth and Income Portfolio (“Invesco Growth and Income”), VY® JPMorgan Emerging Markets Equity Portfolio (“JPMorgan Emerging Markets Equity”), VY® Morgan Stanley Global Franchise Portfolio (“Morgan Stanley Global Franchise”), VY® T. Rowe Price Capital Appreciation Portfolio (“T. Rowe Price Capital Appreciation”), VY® T. Rowe Price Equity Income Portfolio (“T. Rowe Price Equity Income”), and VY® T. Rowe Price International Stock Portfolio (“T. Rowe Price International Stock”). All of the Portfolios are diversified except for Morgan Stanley Global Franchise, which is a non-diversified Portfolio of the Trust. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Institutional (“Class I”), Class R6, Service (“Class S”) and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to Government Liquid Assets. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio, (except Government Liquid Assets), is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask

21

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

22

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Government Liquid Assets uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of Government Liquid Assets, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method. Clarion Global Real Estate estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of cost of the related investments. If Clarion Global Real Estate no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

23

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly and net capital gains distributions, if any, are declared and paid annually by Government Liquid Assets. Dividends from net investment income, if any, are declared and paid semi-annually and net capital gains distributions, if any, are declared and paid annually by T. Rowe Price Capital Appreciation and T. Rowe Price Equity Income. For all other Portfolios, dividends from net investment income and net capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of

24

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio enters into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2019, the maximum amount of loss that Invesco Growth and Income, T. Rowe Price Capital

25

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Appreciation and T. Rowe Price International Stock would incur if its counterparties failed to perform would be $2,101, $1,289,172 and $74, respectively, which represents the gross payments to be received on open forward foreign currency contracts and OTC purchased options were they to be unwound as of June 30, 2019. There was no collateral pledged by any counterparty at June 30, 2019 to any Portfolio.

Certain Portfolios have entered into derivative contracts that contain credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2019, Invesco Growth Income, T. Rowe Price Capital Appreciation and T. Rowe Price International Stock had a liability position of $397,171, $56,335,625 and $5,488, respectively, on open forward foreign currency contracts and open OTC written options. If a contingent feature would have been triggered as of June 30, 2019, the Portfolio’s could have been required to pay these amounts in cash to its counterparties. There was no collateral pledged by any Portfolio as of June 30, 2019.

At June 30, 2019, Clarion Global Real Estate had not entered into any Master Agreements.

H. Participatory Notes. JPMorgan Emerging Markets Equity may invest up to 10% of its assets in participatory notes (“P-Notes”). P-Notes are a type of promissory note and are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow the Portfolio to gain exposure to common stocks in markets where direct investment is not allowed. Income received from P-Notes is recorded as dividend income in the Statements of Operations. P-Notes may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract. These securities may be more volatile and less liquid than other investments held by the Portfolio. There were no open P-Notes at June 30, 2019.

I.  Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

During the period ended June 30, 2019, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below. The Portfolios use forward foreign currency contracts primarily to protect their non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within each respective Portfolio of Investments for open forward currency contracts at June 30, 2019. There were no open forward foreign currency contracts at June 30, 2019 for Clarion Global Real Estate.

	Purchased	Sold
Clarion Global Real Estate	$—	$951,875
Invesco Growth and Income	320,544	33,417,796
T. Rowe Price International Stock	122,836	1,208,462

Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract

26

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments, if any. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2019, certain Portfolios had purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2019, T. Rowe Price Equity Income had an average notional value on futures contracts purchased of $1,619,310. Please refer to the tables within the Portfolio of Investments for T. Rowe Price Equity Income for open futures contracts at June 30, 2019.

J. Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the period ended June 30, 2019, T. Rowe Price Capital Appreciation had purchased equity options with an average notional value of $11,123,300 to gain additional exposure to equity risk. Please refer to the tables within the Portfolio of Investments for T. Rowe Price Capital Appreciation for open purchased options at June 30, 2019.

During the period ended June 30, 2019, T. Rowe Price Capital Appreciation and T. Rowe Price International Stock had written equity options with an average notional value of $893,875,162 and $335,470, respectively, to generate income. Please refer to the tables within the Portfolio of Investments for T. Rowe Price Capital Appreciation and T. Rowe Price International Stock for open written equity options at June 30, 2019.

K.  Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase

27

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

agreement declines, and may incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table following the Portfolio of Investments for Government Liquid Assets for open repurchase agreements subject to the MRA on a net basis at June 30, 2019.

L. Securities Lending. Each Portfolio may temporarily loan up to 33⅓% (except for JPMorgan Emerging Markets Equity which may temporarily loan up to 30%) of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

M. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

N.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2019, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities were as follows:

	Purchases	Sales
Clarion Global Real Estate	$82,599,842	$92,085,447
Invesco Growth and Income	36,701,295	79,475,328
JPMorgan Emerging Markets Equity	27,091,699	47,953,972
Morgan Stanley Global Franchise	40,319,924	59,420,055
T. Rowe Price Capital Appreciation	1,767,608,136	2,055,378,724
T. Rowe Price Equity Income	72,859,641	125,244,702
T. Rowe Price International Stock	32,346,152	44,814,593

U.S. government securities not included above were as follows:

	Purchases	Sales
T. Rowe Price Capital Appreciation	$220,531,624	$138,664,851

NOTE 4 — INVESTMENT MANAGEMENT FEES

Clarion Global Real Estate and T. Rowe Price International Stock have entered into investment management agreements (“Management Agreements”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Each Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the

28

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Clarion Global Real Estate	0.90% on the first $250 million; 0.875% on the next $250 million; 0.80% on the amount in excess of $500 million
T. Rowe Price International Stock(1)	0.64% on the first $4 billion; 0.63% on the amount in excess of $4 billion

(1)	The Investment Adviser is contractually obligated to waive 0.04% of the management fee for T. Rowe Price International Stock. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

With the exception of the Portfolios in the table above, the Investment Adviser provides the Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreement, the Investment Adviser has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, the Investment Adviser is also responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. As compensation for its services under the Unified Agreement, the Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of the Portfolios:

Portfolio	Fee
Government Liquid Assets(2)	0.35% on the first $200 million; 0.30% on the next $300 million; 0.25% on the amount in excess of $500 million
JPMorgan Emerging Markets Equity	1.25%
Morgan Stanley Global Franchise	1.00% on the first $250 million; 0.90% on the next $250 million; 0.75% on the amount in excess of $500 million
Invesco Growth and Income, T. Rowe Price Capital Appreciation, and T. Rowe Price Equity Income(3)	0.75% first $750 million; 0.70% on the next $1.25 billion; 0.65% on the next $1.5 billion; 0.60% on the amount in excess of $3.5 billion

(2)	The assets of Government Liquid Assets are aggregated with those of Voya Limited Maturity Bond Portfolio, which is not included in this report, to determine the Unified Fee applicable to the Portfolio.

(3)	The assets of these Portfolios are aggregated with those of VY® Clarion Real Estate Portfolio, which is not included in this report, to determine the Unified Fee applicable to each respective Portfolio.

Effective May 1, 2019, the Investment Adviser has contractually agreed to waive 0.010%, 0.026%, and 0.030% of the management fee for Clarion Global Real Estate, Morgan Stanley Global Franchise and T. Rowe Price Equity Income, respectively. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of these obligations requires approval by the Board. These waivers replace the management fee waivers in connection with the sub-advisory fee reductions.

Prior to May 1, 2019, the Investment Adviser had contractually agreed to waive a portion of the management fee for Clarion Global Real Estate(4), Morgan Stanley Global Franchise and T. Rowe Price Equity Income. For Clarion Global Real Estate and Morgan Stanley Global Franchise, the waivers were effective in connection with a sub-advisory fee reduction that occurred on May 1, 2009 and July 1, 2015, respectively. The waivers were calculated as follows: Waiver = 50% x (former sub-advisory fee rate minus new sub-advisory fee rate) x average daily net assets as of the calculation date. The waiver for T. Rowe Price Equity Income was based on the total savings in excess of $500,000 as a result of the aggregated sub-advisory fee schedules of T. Rowe Price Equity Income and VY® T. Rowe Price Growth Equity Portfolio, which is not included in this report. The aggregated amount of savings is allocated to the two Portfolios pro rata based on each Portfolio’s contribution to the amount saved. For the period ended June 30, 2019, the Investment Adviser waived $12,502, $41,370 and $88,791 of management fees for Clarion Global Real Estate, Morgan Stanley Global Franchise and T. Rowe Price Equity Income, respectively, based on the sub-advisory fee reductions. Effective May 1, 2019, the Investment Adviser is no longer obligated to waive a portion of the management fee for these Portfolios based on the sub-advisory fee reductions. The termination of these obligations were approved by the Board and replaced with a management fee waiver.

(4)	The waiver for Clarion Global Real Estate was limited to an annual 50% of the savings based on the Portfolio’s assets as of May 1, 2009.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for certain Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or Investment Adviser may determine, the sub-advisers manage each respective Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations. The sub-

29

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

advisers of the Portfolios are as follows (*denotes an affiliated sub-adviser):

Portfolio	Sub-Adviser
Government Liquid Assets	Voya Investment Management Co. LLC*
Clarion Global Real Estate	CBRE Clarion Securities LLC
Invesco Growth and Income	Invesco Advisers, Inc.
JPMorgan Emerging Markets Equity	J.P. Morgan Investment Management Inc.
Morgan Stanley Global Franchise	Morgan Stanley Investment Management Inc.
T. Rowe Price Capital Appreciation	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	T. Rowe Price Associates, Inc.
T. Rowe Price International Stock	T. Rowe Price Associates, Inc.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service plan (the “Plan”) for each Portfolio that offers Class S and Class S2 shares. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2 shares, respectively. Each Portfolio that offers Class S2 shares has entered into a distribution plan (the “Class S2 Plan”) with the Distributor on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a distribution fee for distribution services, including payments to the Distributor at an annual rate of 0.15% of the average daily net assets attributable to Class S2 shares.

Each Portfolio that offers Class ADV shares has a shareholder service and distribution plan. Class ADV shares pay a service fee of 0.25% and a distribution fee of 0.35% of each Portfolio’s average daily net assets attributable to Class ADV shares.

The Distributor and the Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Government Liquid Assets in maintaining a yield of not less than zero. There is no guarantee that the Portfolio will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser, as applicable, within three years subject to certain restrictions. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of the Portfolio on that day. Distribution and shareholder servicing fees waived are not subject to recoupment. For the period ended June 30, 2019, there were no waivers necessary to assist the Portfolio in maintaining a yield of not less than zero. Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any.

As of June 30, 2019, the Portfolio did not have any amounts of waived fees that are subject to possible recoupment by the Investment Adviser.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2019, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or other related/affiliated party owned more than 5% of the following Portfolios:

Entity	Portfolio	Percentage
ReliaStar Life Insurance Company	T. Rowe Price International Stock	13.13%
Security Life of Denver Insurance Company	Government Liquid Assets	6.24
	Clarion Global Real Estate	5.00
	JPMorgan Emerging Markets Equity	7.47
	T. Rowe Price International Stock	5.34
Voya Institutional Trust Company	Government Liquid Assets	46.72
	Clarion Global Real Estate	11.45
	JPMorgan Emerging Markets Equity	9.51
	Morgan Stanley Global Franchise	25.19
	T. Rowe Price Capital Appreciation	26.56
	T. Rowe Price Equity Income	16.56
	T. Rowe Price International Stock	10.27
Voya Insurance and Annuity Company	Government Liquid Assets	41.45
	Clarion Global Real Estate	26.53
	Invesco Growth and Income	70.52
	JPMorgan Emerging Markets Equity	61.53
	Morgan Stanley Global Franchise	73.45
	T. Rowe Price Capital Appreciation	35.61
	T. Rowe Price Equity Income	53.77
	T. Rowe Price International Stock	61.14
Voya Retirement Insurance and Annuity Company	Clarion Global Real Estate	35.50
	Invesco Growth and Income	17.35
	JPMorgan Emerging Markets Equity	14.36
	T. Rowe Price Capital Appreciation	28.78
	T. Rowe Price Equity Income	22.23
	T. Rowe Price International Stock	8.08

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.

30

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

The Investment Adviser may direct the Portfolios’ sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITES

At June 30, 2019, the below Portfolio has the following payables included in their Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceeded 5% of total liabilities:

Portfolio	Accrued Expense	Amount
T. Rowe Price International Stock	Custody	$161,641

NOTE 8 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into written expense limitation agreements (“Expense Limitation Agreements”) with the below Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class S	Class S2
Clarion Global Real Estate	1.50%	0.90%	1.15%	1.30%
T. Rowe Price International Stock	1.40%	0.80%	1.05%	N/A

With the exception of the non-recoupable management fee waivers for certain Portfolios, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2019, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2020	2021	2022	Total
Clarion Global Real Estate	$191,234	$276,451	$335,389	$803,074
T. Rowe Price International Stock	—	36,844	118,448	155,292

The Expense Limitation Agreements are contractual through May 1, 2020, and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 9 — LINE OF CREDIT

Effective May 17, 2019, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through May 15, 2020. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 17, 2019, the predecessor line of credit was for an aggregate amount of $400,000,000 and paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 17, 2019.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

31

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 9 — LINE OF CREDIT (continued)

The below Portfolios utilized the line of credit during the period ended June 30, 2019 as follows:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
JPMorgan Emerging Markets Equity	1	$737,000	3.40%

NOTE 10 — CAPITAL SHARES TRANSACTIONS

Transactions in capital shares and dollars were as follows:

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Government Liquid Assets
Class I
6/30/2019	11,070,288	—	654,683	(16,355,709)	(4,630,738)	11,070,289	—	654,682	(16,355,708)	(4,630,737)
12/31/2018	53,679,939	—	898,299	(43,238,147)	11,340,091	53,679,939	—	898,299	(43,238,147)	11,340,091
Class S
6/30/2019	54,190,718	—	3,342,470	(79,333,111)	(21,799,923)	54,190,718	—	3,342,471	(79,333,111)	(21,799,922)
12/31/2018	110,350,043	—	4,772,369	(133,647,164)	(18,524,752)	110,350,043	—	4,772,366	(133,647,164)	(18,524,755)
Class S2
6/30/2019	31,656,681	—	3,300,261	(64,770,880)	(29,813,938)	31,656,681	—	3,300,261	(64,770,881)	(29,813,939)
12/31/2018	138,306,770	—	4,204,649	(114,678,340)	27,833,079	138,306,770	—	4,204,653	(114,678,340)	27,833,083
Clarion Global Real Estate
Class ADV
6/30/2019	26,474	—	—	(161,251)	(134,777)	319,286	—	—	(1,908,651)	(1,589,365)
12/31/2018	101,408	—	84,794	(485,242)	(299,040)	1,169,305	—	965,808	(5,537,167)	(3,402,054)
Class I
6/30/2019	330,024	—	—	(633,870)	(303,846)	3,981,312	—	—	(7,713,481)	(3,732,169)
12/31/2018	844,331	—	776,752	(6,816,857)	(5,195,774)	10,117,636	—	9,056,924	(79,343,586)	(60,169,026)
Class S
6/30/2019	88,198	—	—	(607,849)	(519,651)	1,062,684	—	—	(7,354,963)	(6,292,279)
12/31/2018	261,239	—	460,493	(1,455,833)	(734,101)	3,150,172	—	5,350,931	(16,992,074)	(8,490,971)
Class S2
6/30/2019	34	—	—	(3,319)	(3,285)	430	—	—	(41,039)	(40,609)
12/31/2018	758	—	4,086	(10,201)	(5,357)	9,036	—	47,888	(118,662)	(61,738)
Invesco Growth and Income
Class ADV
6/30/2019	19,686	—	—	(74,974)	(55,288)	466,172	—	—	(1,773,144)	(1,306,972)
12/31/2018	144,067	—	102,972	(245,999)	1,040	3,550,737	—	2,545,460	(5,986,189)	110,008
Class I
6/30/2019	22,158	—	—	(132,169)	(110,011)	520,090	—	—	(3,205,395)	(2,685,305)
12/31/2018	124,873	—	166,780	(186,808)	104,845	3,326,506	—	4,159,490	(4,935,536)	2,550,460
Class S
6/30/2019	71,192	—	—	(1,318,692)	(1,247,500)	1,711,385	—	—	(31,946,262)	(30,234,877)
12/31/2018	267,475	—	2,138,765	(2,902,185)	(495,945)	7,037,487	—	53,854,097	(77,272,478)	(16,380,894)
Class S2
6/30/2019	10,674	—	—	(68,789)	(58,115)	252,000	—	—	(1,657,728)	(1,405,728)
12/31/2018	25,054	—	157,118	(160,399)	21,773	640,386	—	3,923,246	(4,127,737)	435,895
JPMorgan Emerging Markets Equity
Class ADV
6/30/2019	84,544	—	—	(187,364)	(102,820)	1,632,447	—	—	(3,620,884)	(1,988,437)
12/31/2018	347,242	—	9,011	(727,322)	(371,069)	6,813,378	—	173,376	(13,696,008)	(6,709,254)
Class I
6/30/2019	253,838	—	—	(341,578)	(87,740)	5,090,203	—	—	(6,978,128)	(1,887,925)
12/31/2018	659,944	—	30,950	(1,062,946)	(372,052)	13,482,036	—	623,640	(21,475,810)	(7,370,134)
Class S
6/30/2019	434,540	—	—	(1,428,410)	(993,870)	8,631,933	—	—	(28,768,690)	(20,136,757)
12/31/2018	1,073,675	—	111,895	(4,376,095)	(3,190,525)	22,142,279	—	2,244,617	(88,213,515)	(63,826,619)
Class S2
6/30/2019	5,282	—	—	(49,655)	(44,373)	100,238	—	—	(994,513)	(894,275)
12/31/2018	32,262	—	2,652	(141,406)	(106,492)	649,196	—	52,676	(2,743,467)	(2,041,595)

32

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES TRANSACTIONS (continued)

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Morgan Stanley Global Franchise
Class ADV
6/30/2019	458,069	—	—	(141,047)	317,022	7,226,815	—	—	(2,234,172)	4,992,643
12/31/2018	396,736	—	870,423	(609,572)	657,587	6,164,455	—	13,099,859	(9,863,794)	9,400,520
Class R6
6/30/2019	35,006	—	—	(2,723)	32,283	594,764	—	—	(46,491)	548,273
12/31/2018	4,443	—	648	(1,920)	3,171	76,150	—	10,394	(35,281)	51,263
Class S
6/30/2019	98,256	—	—	(1,272,921)	(1,174,665)	1,707,479	—	—	(21,401,789)	(19,694,310)
12/31/2018	345,570	—	2,581,095	(2,405,916)	520,749	5,908,738	—	41,529,824	(41,096,073)	6,342,489
Class S2
6/30/2019	10,321	—	—	(173,594)	(163,273)	172,701	—	—	(2,915,451)	(2,742,750)
12/31/2018	29,074	—	381,372	(372,812)	37,634	485,209	—	6,082,883	(6,305,022)	263,070
T. Rowe Price Capital Appreciation
Class ADV
6/30/2019	2,562,272	—	—	(702,180)	1,860,092	68,854,876	—	—	(18,715,206)	50,139,670
12/31/2018	3,115,179	—	3,760,244	(1,735,675)	5,139,748	81,802,098	—	95,178,479	(44,879,687)	132,100,890
Class I
6/30/2019	6,932,858	—	—	(3,574,727)	3,358,131	196,539,362	—	—	(100,790,917)	95,748,445
12/31/2018	6,659,889	—	4,706,697	(6,046,493)	5,320,093	184,182,763	—	124,567,106	(166,070,288)	142,679,581
Class R6
6/30/2019	1,385,486	—	—	(126,090)	1,259,396	38,532,350	—	—	(3,572,641)	34,959,709
12/31/2018	1,577,953	—	301,696	(310,408)	1,569,241	43,403,614	—	7,964,813	(8,501,758)	42,866,669
Class S
6/30/2019	2,458,685	—	—	(7,327,539)	(4,868,854)	68,119,175	—	—	(203,328,956)	(135,209,781)
12/31/2018	2,355,404	—	13,722,558	(18,360,494)	(2,282,532)	64,615,518	—	363,602,203	(504,979,291)	(76,761,570)
Class S2
6/30/2019	114,140	—	—	(281,991)	(167,851)	3,162,898	—	—	(7,845,775)	(4,682,877)
12/31/2018	172,954	—	258,341	(415,693)	15,602	4,727,628	—	6,795,562	(11,262,196)	260,994
T. Rowe Price Equity Income
Class ADV
6/30/2019	155,184	—	—	(214,227)	(59,043)	1,850,953	—	—	(2,545,321)	(694,368)
12/31/2018	250,918	—	707,295	(632,721)	325,492	3,259,664	—	8,544,546	(8,482,699)	3,321,511
Class I
6/30/2019	400,499	—	—	(1,790,734)	(1,390,235)	4,752,366	—	—	(21,912,857)	(17,160,491)
12/31/2018	537,040	—	1,333,165	(1,166,853)	703,352	7,391,108	—	16,430,325	(16,046,569)	7,774,864
Class S
6/30/2019	586,577	—	—	(3,512,801)	(2,926,224)	7,095,303	—	—	(42,459,615)	(35,364,312)
12/31/2018	823,928	—	8,908,634	(7,994,575)	1,737,987	11,277,412	—	110,181,926	(109,083,800)	12,375,538
Class S2
6/30/2019	73,104	—	—	(479,612)	(406,508)	877,561	—	—	(5,750,318)	(4,872,757)
12/31/2018	122,058	—	1,520,959	(999,152)	643,865	1,559,057	—	18,499,686	(13,277,552)	6,781,191
T. Rowe Price International Stock
Class ADV
6/30/2019	83,666	—	—	(68,046)	15,620	1,266,595	—	—	(1,017,816)	248,779
12/31/2018	225,885	—	18,711	(194,894)	49,702	3,502,776	—	293,947	(3,028,069)	768,654
Class I
6/30/2019	76,351	—	—	(155,017)	(78,666)	1,153,730	—	—	(2,347,988)	(1,194,258)
12/31/2018	87,450	—	50,883	(294,169)	(155,836)	1,336,303	—	800,891	(4,648,852)	(2,511,658)
Class S
6/30/2019	198,688	—	—	(828,835)	(630,147)	3,045,631	—	—	(12,513,077)	(9,467,446)
12/31/2018	636,418	—	179,669	(1,582,543)	(766,456)	9,963,602	—	2,820,796	(24,377,197)	(11,592,799)

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the

33

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2019:

Clarion Global Real Estate
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Goldman Sachs & Co. LLC	$3,920,274	$(3,920,274)	$—
Total	$3,920,274	$(3,920,274)	$—

(1)	Collateral with a fair value of $4,079,712 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Invesco Growth and Income
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$3,548,157	$(3,548,157)	$—
Total	$3,548,157	$(3,548,157)	$—

(1)	Collateral with a fair value of $3,633,784 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

JPMorgan Emerging Markets Equity
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
HSBC Bank PLC	$1,881,610	$(1,881,610)	$—
Merrill Lynch International	281,409	(281,409)	—
Total	$2,163,019	$(2,163,019)	$—

(1)	Collateral with a fair value of $2,280,574 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price Capital Appreciation
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$3,624,768	$(3,624,768)	$—
Barclays Capital Inc.	59,534	(59,534)	—
BMO Capital Markets Corp	6,946,958	(6,946,958)	—
BNP Paribas Prime Brokerage Intl Ltd	3,521,110	(3,521,110)	—
BofA Securities Inc.	20,674,858	(20,674,858)	—
Citadel Clearing LLC	23,863,740	(23,863,740)	—
Citadel Securities LLC	23,850	(23,850)	—
Citigroup Global Markets Inc.	11,592,812	(11,592,812)	—
Credit Suisse AG	22,936,978	(22,936,978)	—
Credit Suisse Securities (USA) LLC	5,492,254	(5,492,254)	—
Deutsche Bank Securities Inc.	3,508,713	(3,508,713)	—
Goldman Sachs & Co. LLC	22,329,756	(22,329,756)	—
HSBC Bank PLC	2,638,675	(2,638,675)	—
J.P. Morgan Securities LLC	90,398,753	(90,398,753)	—
Janney Montgomery Scott LLC	169,867	(169,867)	—
Jefferies LLC	329,350	(329,350)	—
Mizuho Securities USA LLC	16,793	(16,793)	—
Morgan Stanley & Co. LLC	3,393,063	(3,393,063)	—
MUFG Securities Americas Inc.	716,416	(716,416)	—
National Financial Services LLC	983,680	(983,680)	—
Natixis Securities America LLC	2,726,923	(2,726,923)	—
Nomura Securities International, Inc.	162,504	(162,504)	—
RBC Capital Markets, LLC	548,200	(548,200)	—
Scotia Capital (USA) Inc.	505,118	(505,118)	—
SunTrust Robinson Humphrey,Inc.	2,038,549	(2,038,549)	—
TD Prime Services LLC	10,551,606	(10,551,606)	—
TD Securities (USA) Inc.	4,093,573	(4,093,573)	—
UBS Securities LLC.	133,846	(133,846)	—
Wells Fargo Bank NA	29,053	(29,053)	—
Wells Fargo Securities LLC	22,824,002	(22,824,002)	—
Total	$266,835,302	$(266,835,302)	$—

(1)	Collateral with a fair value of $273,529,429 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

34

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

T. Rowe Price Equity Income
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$422,750	$(422,750)	$—
BMO Capital Markets Corp	218,036	(218,036)	—
Citigroup Global Markets Inc.	349,286	(349,286)	—
Credit Suisse AG	54	(54)	—
Deutsche Bank Securities Inc.	837,487	(837,487)	—
Morgan Stanley & Co. LLC	369,705	(369,705)	—
National Bank of Canada Financial Inc.	1,703,161	(1,703,161)	—
National Financial Services LLC	20,473	(20,473)	—
Natixis Securities America LLC	2,388,875	(2,388,875)	—
Wells Fargo Securities LLC	588,730	(588,730)	—
Total	$6,898,557	$(6,898,557)	$—

(1)	Collateral with a fair value of $7,090,386 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — UNFUNDED LOAN COMMITMENTS

Certain Portfolios may enter in credit agreements, all or a portion of which may be unfunded. The Portfolios are obligated to fund these loan commitments at the borrower’s discretion. Funded portions of the credit agreements are presented in the Portfolio of Investments. There were no unfunded loan commitments at June 30, 2019.

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	Ordinary Income	Ordinary Income	Long-term Capital Gains
Government Liquid Assets	$7,297,428	$9,875,318	$—
Clarion Global Real Estate	—	15,421,551	—
Invesco Growth and Income	—	7,121,509	57,360,784
JPMorgan Emerging Markets Equity	—	3,094,309	—
Morgan Stanley Global Franchise	—	4,848,074	55,874,886
T. Rowe Price Capital Appreciation	—	255,040,429	343,067,734
T. Rowe Price Equity Income	—	21,746,801	131,909,682
T. Rowe Price International Stock	—	3,915,634	—

The tax-basis components of distributable earnings as of June 30, 2019 were:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
Government Liquid Assets	$6,694	$—	$—
Clarion Global Real Estate	9,657,946	5,980,488	36,596,425
Invesco Growth and Income	15,413,086	63,189,664	65,660,765
JPMorgan Emerging Markets Equity	4,933,488	35,360,861	152,645,586
Morgan Stanley Global Franchise	5,965,871	57,376,876	100,760,671
T. Rowe Price Capital Appreciation	120,940,489	672,105,231	963,936,070
T. Rowe Price Equity Income	14,282,628	103,311,112	137,145,221
T. Rowe Price International Stock	4,752,456	13,348,904	24,054,393

35

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 13 — FEDERAL INCOME TAXES (continued)

At June 30, 2019, the Portfolios did not have any capital loss carryovers for U.S. federal income tax purposes.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of June 30, 2019, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the earliest tax year that remains subject to examination by these jurisdictions is 2014.

NOTE 14 — LITIGATION

On September 24, 2012, certain Voya mutual funds, including T. Rowe Price Equity Income (the “Subject Fund”), were officially served and included as shareholder defendants in the matter of Official Committee of Unsecured Creditors of the Tribune Company v. FitzSimons, et al. (the “FitzSimons Action”). The FitzSimons Action arises from the Tribune Company (“Tribune”) Chapter 11 bankruptcy proceedings before the United States Bankruptcy Court for the District of Delaware (the “Bankruptcy Court”).

In the FitzSimons Action, the plaintiff (a litigation trustee appointed by the Bankruptcy Court, the “Trustee”) alleges that Tribune acted with actual intent to defraud its creditors when it redeemed its shares from shareholders as part of a leveraged buy-out (“LBO”) of the company through which it converted to a privately-held company in 2007, and that those share transfers must now be unwound. To succeed on this claim, the Trustee must prove that Tribune — not the Subject Fund — acted with actual fraudulent intent when it redeemed its shares. With regard to the Subject Fund, the Trustee need only show that the Subject Fund tendered its shares as part of the LBO and not on the open market. The Subject Fund’s lack of fraudulent intent in tendering its shares is not a defense to the Trustee’s actual fraud claim.

In addition to the FitzSimons Action, various additional actions, which also included the Subject Fund as a defendant, stemming from the same facts and circumstances underlying the FitzSimons Action, were filed in multiple U.S. District Courts (collectively, the “State Law Constructive Fraudulent Transfer Cases”). The plaintiffs in the State Law Constructive Fraudulent Transfer Cases allege that these same share redemptions that were part of the LBO were constructively, as opposed to actually, fraudulent. Specifically, those suits assert that the LBO rendered Tribune insolvent, that there was not reasonably equivalent value for the redemptions, and therefore the redemptions are voidable under constructive fraudulent transfer law.

Procedural History of the State Law Constructive Fraudulent Transfer Cases

A motion was filed with the Multidistrict Litigation (“MDL”) Panel to consolidate the State Law Constructive Fraudulent Transfer Cases for purposes of all pretrial proceedings. On December 19, 2011, the MDL Panel ordered the State Law Constructive Fraudulent Transfer Cases to be transferred to the Southern District of New York (the “District Court”).

On September 23, 2013, the District Court dismissed the claims against the shareholder defendants, holding that the plaintiffs lacked standing to pursue the claims so long as the Trustee in the FitzSimons Action maintained the actual fraudulent transfer claims in the FitzSimons case against the same shareholders.

On December 20, 2013, the plaintiffs appealed the decision to the Second Circuit Court of Appeals (the “Second Circuit”). The Second Circuit affirmed the dismissal on March 24, 2016. The Second Circuit held that Section 546(e) of the Bankruptcy Code barred the state-law fraudulent constructive transfer claims, finding that the claims were preempted because they conflict with the purpose of Section 546(e). On April 12, 2016, the plaintiffs moved for rehearing en banc in the Second Circuit; the motion was subsequently denied. The plaintiffs filed a petition for a writ of certiorari in the United States Supreme Court on September 9, 2016. The shareholder defendants filed their opposition on October 24, 2016, to which the plaintiffs filed a reply on November 4, 2016.

On February 27, 2018, the Supreme Court issued its decision in Merit Management Group v. FTI Consulting (“Merit Management”), a case that, like Tribune, deals with the appropriate scope of section 546(e) of the Bankruptcy Code. On April 3, 2018, the Supreme Court issued a “statement” from two justices announcing that consideration of plaintiffs’ certiorari petition would be deferred for an undetermined period of time to “allow” the Second Circuit or the District Court to consider, among other things, whether the Second Circuit’s March 2016 decision should be vacated in light of Merit Management. On April 10, 2018, the plaintiffs asked the Second Circuit to vacate its prior decision and remand to the District Court for further proceedings. The shareholder defendants filed an opposition on April 20, 2018. On May 15, 2018, the Second Circuit entered an order recalling the mandate “in anticipation of further panel review.” The order does not provide any specific timing for, or guidance on, next steps, but it is possible that the Second Circuit may request additional proceedings on the merits. The Second Circuit has not yet issued further instructions.

36

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 14 — LITIGATION (continued)

Procedural History of the FitzSimons Action

Similar to the State Law Constructive Fraudulent Transfer Cases, the FitzSimons Action was transferred to the District Court for pre-trial purposes. On November 20, 2013, the judge entered an order stating that the FitzSimons Action would remain with the District Court. On January 6, 2017, the District Court dismissed the actual fraudulent transfer claims against the shareholder defendants, including the Subject Fund, without leave to replead. Because of a procedural issue, the Trustee cannot automatically appeal the decision, but must first obtain permission from the District Court. On February 1, 2017, the Trustee sought leave to file a motion for certification of the Motion to Dismiss. On February 23, 2017, the District Court issued an order stating that it intended to delay certification of the Motion to Dismiss until certain other pending motions to dismiss (not involving the shareholder defendants) were resolved.

On July 18, 2017, the Trustee sought permission from the District Court to file a motion seeking leave to amend its complaint to include a constructive fraudulent transfer claim based on the anticipated ruling in Merit Management. On August 24, 2017, the District Court denied the request without prejudice, but noted that affirmance of Merit Management would give the Trustee a strong argument that he should be allowed to amend his complaint. On March 8, 2018, the Trustee renewed his request to amend his complaint to add a constructive fraudulent transfer claim in light of the Merit Management decision. On March 13, 2018, counsel for a number of shareholder defendants (including counsel for the Subject Fund) filed an opposition.

On June 18, 2018, the District Court entered an order staying any decision on the Trustee’s request on the grounds that it would be preferable to hold off until the Second Circuit issued a further ruling in the State Law Constructive Fraudulent Transfer Cases. The District Court also instructed the parties to file a joint letter indicating their views on proceeding with efforts to seek to achieve a global resolution of the case. On July 9, 2018, the parties submitted a joint letter that voiced general support for a broad based mediation effort.

On November 30, 2018, Judge Sullivan granted motions to dismiss brought by certain Tribune directors and officers. This decision does not directly impact the shareholder defendants, and because his granting of a motion to dismiss did not resolve all of the motions, it did not facilitate an appeal of the dismissal of claims against the shareholder defendants (which was issued over two years ago). On December 1, 2018, the FitzSimons Action (along with all other Tribune cases still pending in the District Court) were reassigned from Judge Sullivan to Judge Denise Cote. On December 17, 2018, the Trustee filed a motion for reconsideration of Judge Sullivan’s decision. On February 12, 2019, Judge Cote denied the Trustee’s motion for reconsideration in its entirety.

On March 27, 2019, Judge Cote lifted the stay previously imposed by Judge Sullivan and allowed the Trustee to move to amend the complaint to assert a constructive fraudulent transfer claim. The Trustee filed his motion on April 4, 2019. The shareholder defendants’ opposition was filed on April 12, 2019. On April 23, 2019, Judge Cote denied the Trustee’s motion. Significantly, Judge Cote held that Tribune qualifies as a “financial institution” under section 546(e) of the Bankruptcy Code.

On July 12, 2019, the Trustee filed a notice of appeal from, among other things, Judge Sullivan’s January 6, 2017 order and Judge Cote’s April 23, 2019 order.

Potential Exposure

For the Subject Fund, if the plaintiffs obtain further review of the dismissal of the FitzSimons Action or the State Law Constructive Fraudulent Transfer Cases, and the decision to dismiss these cases is ultimately overturned, the potential exposure of the Subject Fund is the value of all shares sold in conjunction with the LBO transaction (i.e., $18,125,400). The Subject Fund believes the claims raised in these actions are without merit and intends to vigorously defend against them.

NOTE 15 — OTHER ACCOUNTING PRONOUNCEMENTS

The Portfolios have made a change in accounting principle and adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2017-08 (“ASU 2017-08”), Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium; specifically, requiring the premium to be amortized to the earliest call date. Prior to ASU 2017-08, premiums on callable debt securities were generally amortized to maturity date. ASU 2017-08 is intended to more closely align the amortization period with the expectations incorporated into the market pricing on the underlying security. ASU 2017-08 does not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity date. Upon evaluation, with the exception of VY T. Rowe Price Capital Appreciation Portfolio, the Portfolios have concluded that the change in accounting principle does not materially impact the financial statement amounts. As a result of the adoption of ASU 2017-08 effective as of January 1, 2019, the amortized cost basis of investments for VY T. Rowe Price Capital Appreciation Portfolio was reduced by $2,116,129 and unrealized appreciation of investments was increased by $2,116,129.

37

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 16 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2019, the following Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Government Liquid Assets
Class I	$0.0018	$—	$—	August 1, 2019	Daily
Class S	$0.0016	$—	$—	August 1, 2019	Daily
Class S2	$0.0015	$—	$—	August 1, 2019	Daily
All Classes	$—	$0.0001	$—	August 1, 2019	July 30, 2019
Clarion Global Real Estate
Class ADV	$0.2742	$—	$—	July 15, 2019	July 11, 2019
Class I	$0.3579	$—	$—	July 15, 2019	July 11, 2019
Class S	$0.3252	$—	$—	July 15, 2019	July 11, 2019
Class S2	$0.3067	$—	$—	July 15, 2019	July 11, 2019
Invesco Growth and Income
Class ADV	$0.4951	$—	$2.8817	July 15, 2019	July 11, 2019
Class I	$0.6657	$—	$2.8817	July 15, 2019	July 11, 2019
Class S	$0.5922	$—	$2.8817	July 15, 2019	July 11, 2019
Class S2	$0.5544	$—	$2.8817	July 15, 2019	July 11, 2019
JPMorgan Emerging Markets Equity
Class ADV	$—	$0.0558	$1.1259	July 15, 2019	July 11, 2019
Class I	$0.0286	$0.0558	$1.1259	July 15, 2019	July 11, 2019
Class S	$0.0027	$0.0558	$1.1259	July 15, 2019	July 11, 2019
Class S2	$—	$0.0558	$1.1259	July 15, 2019	July 11, 2019
Morgan Stanley Global Franchise
Class ADV	$0.1033	$—	$1.8019	July 15, 2019	July 11, 2019
Class R6	$0.1869	$—	$1.8019	July 15, 2019	July 11, 2019
Class S	$0.1421	$—	$1.8019	July 15, 2019	July 11, 2019
Class S2	$0.1153	$—	$1.8019	July 15, 2019	July 11, 2019
T. Rowe Price Capital Appreciation
Class ADV	$0.1041	$—	$1.4876	July 15, 2019	July 11, 2019
Class I	$0.1041	$—	$1.4876	July 15, 2019	July 11, 2019
Class R6	$0.1041	$—	$1.4876	July 15, 2019	July 11, 2019
Class S	$0.1041	$—	$1.4876	July 15, 2019	July 11, 2019
Class S2	$0.1041	$—	$1.4876	July 15, 2019	July 11, 2019
T. Rowe Price Equity Income
Class ADV	$0.0494	$0.0197	$1.1925	July 15, 2019	July 11, 2019
Class I	$0.0494	$0.0197	$1.1925	July 15, 2019	July 11, 2019
Class S	$0.0494	$0.0197	$1.1925	July 15, 2019	July 11, 2019
Class S2	$0.0494	$0.0197	$1.1925	July 15, 2019	July 11, 2019
T. Rowe Price International Stock
Class ADV	$0.0642	$0.0680	$0.8569	July 15, 2019	July 11, 2019
Class I	$0.1547	$0.0680	$0.8569	July 15, 2019	July 11, 2019
Class S	$0.1106	$0.0680	$0.8569	July 15, 2019	July 11, 2019

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

38

VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED)

Investment Type Allocation
as of June 30, 2019
(as a percentage of net assets)

U.S. Treasury Repurchase Agreement	51.8%
U.S. Government Agency Debt	42.4
Investment Companies	9.6
Liabilities in Excess of Other Assets	(3.8)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY DEBT: 42.4%
2,700,000	(1)	Fannie Mae, 2.390%, 10/09/2019	$2,682,517	0.4
28,500,000		Fannie Mae, 2.490%, (SOFRRATE + 0.070%), 10/30/2019	28,500,000	3.8
1,200,000		Federal Farm Credit Banks, 2.299%, (US0001M + (0.105)%), 09/25/2019	1,199,956	0.2
7,500,000		Federal Farm Credit Banks, 2.316%, (US0001M + (0.095)%), 09/13/2019	7,499,939	1.0
5,100,000		Federal Farm Credit Banks, 2.300%, (US0001M + (0.140)%), 07/02/2019	5,099,991	0.7
18,500,000		Federal Farm Credit Banks, 2.374%, (US0001M + (0.030)%), 04/22/2020	18,495,814	2.5
1,600,000		Federal Farm Credit Banks, 2.380%, (FEDL01 + 0.000%), 08/08/2019	1,599,914	0.2
2,100,000		Federal Farm Credit Banks, 2.390%, (US0001M + 0.000%), 06/19/2020	2,100,022	0.3
2,200,000		Federal Farm Credit Banks, 2.395%, (FEDL01 + 0.015%), 10/28/2019	2,199,711	0.3
26,750,000		Federal Farm Credit Banks, 2.408%, (US0001M + 0.010%), 07/02/2020	26,750,000	3.6
10,000,000		Federal Farm Credit Banks, 2.420%, (PRIME + (3.080)%), 09/13/2019	9,999,163	1.3
7,750,000		Federal Farm Credit Banks, 2.433%, (US0001M + 0.050%), 02/21/2020	7,753,829	1.0
1,900,000		Federal Farm Credit Banks, 2.446%, (US0003M + (0.130)%), 02/03/2020	1,900,002	0.3
12,000,000		Federal Farm Credit Banks, 2.550%, (PRIME + (2.950)%), 09/25/2019	12,001,400	1.6
Principal Amount†		Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY DEBT: (continued)
1,500,000	Federal Farm Credit Banks, 2.571%, (US0001M + 0.170%), 11/14/2019	$1,501,171	0.2
2,750,000	Federal Farm Credit Banks, 2.584%, (US0001M + 0.190%), 07/15/2019	2,750,288	0.4
5,500,000	Federal Farm Credit Banks, 2.597%, (US0001M + 0.185%), 08/09/2019	5,501,271	0.7
74,000,000	Federal Home Loan Bank Discount Notes, 2.050%, 07/01/2019	74,000,000	9.9
41,000,000	Federal Home Loan Banks, 2.290%, (US0003M + (0.230)%), 12/03/2019	40,982,548	5.5
2,200,000	Federal Home Loan Banks, 2.312%, (US0001M + (0.090)%), 07/26/2019	2,199,914	0.3
8,250,000	Federal Home Loan Banks, 2.331%, (US0001M + (0.100)%), 09/04/2019	8,250,000	1.1
24,250,000	Federal Home Loan Banks, 2.394%, (US0001M + (0.010)%), 03/25/2020	24,250,000	3.2
3,500,000	Federal Home Loan Banks, 2.438%, (US0003M + (0.150)%), 01/17/2020	3,499,470	0.5
19,000,000	Freddie Mac, 2.296%, (US0003M + (0.225)%), 08/27/2019	19,000,000	2.5
4,000,000	Freddie Mac, 2.312%, (US0001M + (0.100)%), 08/08/2019	3,999,752	0.5
2,750,000	Freddie Mac, 2.433%, (US0003M + (0.165)%), 07/05/2019	2,750,028	0.4
	Total U.S. Government Agency Debt (Cost $316,466,700)	316,466,700	42.4

U.S. TREASURY REPURCHASE AGREEMENT: 51.8%

	Repurchase Agreement: 51.8%
295,000,000	Deutsche Bank Repurchase Agreement dated 6/28/19, 2.45%, due 7/1/19, $295,060,229 to be received upon repurchase (Collateralized by $267,684,700, Treasury Note and BOND, 2.500%–3.125%, Market Value plus accrued interest $300,900,031 due 3/31/23–8/15/44)	295,000,000	39.5

See Accompanying Notes to Financial Statements

39

VOYA GOVERNMENT LIQUID ASSETS PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

U.S. TREASURY REPURCHASE AGREEMENT: (continued)
	Repurchase Agreement: (continued)
91,648,000	Deutsche Bank Repurchase Agreement dated 6/28/2019, 2.45%, due 7/1/19, $91,666,711 to be received upon repurchase (Collateralized by $91,333,100, U.S. Treasury Note, 2.1250%–2.785%, Market Value plus accrued interest $93,480,987 due 9/30/23–3/31/24)	$91,648,000	12.3

	Total U.S. Treasury Repurchase Agreement (Cost $386,648,000)	386,648,000	51.8

Shares			Value	Percentage of Net Assets

INVESTMENT COMPANIES: 9.6%
35,900,000	(2)	Goldman Sachs Financial Square Government Fund — Institutional Shares, 2.300%, 01/02/19	35,900,000	4.8
Shares			Value	Percentage of Net Assets

INVESTMENT COMPANIES: (continued)

35,900,000	(2)	Morgan Stanley Institutional Liquidity Funds — Government Portfolio (Institutional Share Class), 2.250%, 01/02/19	$35,900,000	4.8
		Total Investment Companies (Cost $71,800,000)	71,800,000	9.6

		Total Investments in Securities (Cost $774,914,700)	$774,914,700	103.8
		Liabilities in Excess of Other Assets	(28,268,906)	(3.8)
		Net Assets	$746,645,794	100.0
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(2)	Rate shown is the 7-day yield as of June 30, 2019.
Reference Rate Abbreviations:
FEDL01	Federal Funds Effective Rate
PRIME	Federal Reserve Bank Prime Loan Rate
SOFRRATE	Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR

At June 30, 2019, the aggregate cost of securities for federal income tax purposes is the same as for financial reporting purposes.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
U.S. Treasury Repurchase Agreement	$—	$386,648,000	$—	$386,648,000
Investment Companies	71,800,000	—	—	71,800,000
U.S. Government Agency Debt	—	316,466,700	—	316,466,700
Total Investments, at fair value	$71,800,000	$703,114,700	$—	$774,914,700

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table is a summary of the Portfolio’s repurchase agreements by counterparty which are subject to offset under a MRA as of June 30, 2019:

Counterparty	Government Repurchase Agreement, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Deutsche Bank	$386,648,000	$(386,648,000)	$—
Totals	$386,648,000	$(386,648,000)	$—

(1)	Collateral with a fair value of $394,381,018 has been pledged in connection with the above government repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements

40

VY® CLARION GLOBAL REAL ESTATE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED)

Geographic Diversification
as of June 30, 2019
(as a percentage of net assets)

United States	53.4%
Japan	11.6%
Hong Kong	8.6%
United Kingdom	4.7%
Australia	4.5%
Germany	3.9%
Sweden	3.3%
Singapore	2.5%
Canada	1.9%
Belgium	1.0%
Countries between 0.2%–0.9%ˆ	3.7%
Assets in Excess of Other Liabilities*	0.9%
Net Assets	100.0%

* Includes short-term investments.
ˆ Includes 6 countries, which each represents 0.2%–0.9% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.1%
		Australia: 4.5%
283,344		Dexus	$2,584,854	1.1
327,704		Goodman Group	3,463,760	1.5
1,991,281		Mirvac Group	4,383,477	1.9
			10,432,091	4.5

		Belgium: 1.0%
31,102		Other Securities	2,262,554	1.0

		Canada: 1.9%
64,664		Canadian Apartment Properties REIT	2,387,959	1.0
169,600		Chartwell Retirement Residences	1,971,144	0.9
			4,359,103	1.9

		Finland: 0.2%
32,908		Other Securities	490,946	0.2

		France: 0.9%
13,568		Unibail-Rodamco-Westfield	2,032,662	0.9

		Germany: 3.9%
76,227		Vonovia SE	3,641,351	1.6
211,874	(1)	Other Securities	5,439,412	2.3
			9,080,763	3.9

		Hong Kong: 8.6%
391,000		CK Asset Holdings Ltd.	3,063,125	1.3
676,000		Link REIT	8,318,460	3.6
Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Hong Kong: (continued)
1,213,000		New World Development Ltd.	$1,897,338	0.8
457,000		Wheelock & Co., Ltd.	3,281,537	1.4
769,500		Other Securities	3,587,054	1.5
			20,147,514	8.6

		Ireland: 0.7%
971,940		Other Securities	1,745,784	0.7

		Japan: 11.6%
60,700		Aeon Mall Co., Ltd.	914,626	0.4
858		Aeon REIT Investment Corp.	1,098,615	0.5
2,426		GLP J-Reit	2,763,185	1.2
3,386		Japan Hotel REIT Investment Corp.	2,728,061	1.2
246,600		Mitsubishi Estate Co., Ltd.	4,595,997	2.0
111,629		Mitsui Fudosan Co., Ltd.	2,713,052	1.1
1,360		Mori Hills REIT Investment Corp.	1,926,414	0.8
1,906		Orix JREIT, Inc.	3,477,620	1.5
191,236		Other Securities	6,735,188	2.9
			26,952,758	11.6

		Luxembourg: 0.6%
61,556		Other Securities	1,407,844	0.6

		Norway: 0.4%
69,208	(2)	Entra ASA	1,063,703	0.4

		Singapore: 2.5%
1,228,600		CapitaLand Ltd.	3,208,156	1.4
1,951,699		Other Securities	2,602,320	1.1
			5,810,476	2.5

		Spain: 0.9%
189,082		Inmobiliaria Colonial Socimi SA	2,105,976	0.9

		Sweden: 3.3%
143,394		Castellum AB	2,743,805	1.2
146,755	(3)	Fabege AB	2,209,709	1.0
218,946	(1)	Other Securities	2,672,975	1.1
			7,626,489	3.3

		United Kingdom: 4.7%
373,559		Segro PLC	3,468,325	1.5
549,678	(2)	Tritax EuroBox PLC	672,101	0.3
163,686		Unite Group PLC	2,025,426	0.9
655,189		Other Securities	4,729,472	2.0
			10,895,324	4.7

		United States: 53.4%
32,165		Alexandria Real Estate Equities, Inc.	4,538,160	1.9
70,425		American Campus Communities, Inc.	3,250,818	1.4
24,607		AvalonBay Communities, Inc.	4,999,650	2.1

See Accompanying Notes to Financial Statements

41

VY® CLARION GLOBAL REAL ESTATE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		United States: (continued)
173,537		Brixmor Property Group, Inc.	$3,102,842	1.3
22,665		Camden Property Trust	2,365,999	1.0
81,818		Cousins Properties, Inc.	2,959,357	1.3
110,654		CubeSmart	3,700,270	1.6
69,354		Douglas Emmett, Inc.	2,763,063	1.2
7,615		Equinix, Inc.	3,840,168	1.6
93,527		Equity Residential	7,100,570	3.1
59,194		Extra Space Storage, Inc.	6,280,483	2.7
120,874		HCP, Inc.	3,865,551	1.7
122,820		Healthcare Trust of America, Inc.	3,368,953	1.4
133,457		Host Hotels & Resorts, Inc.	2,431,587	1.0
90,843		Hudson Pacific Properties, Inc.	3,022,347	1.3
149,049		Invitation Homes, Inc.	3,984,080	1.7
50,480		Liberty Property Trust	2,526,019	1.1
104,745		ProLogis, Inc.	8,390,074	3.6
71,935		Regency Centers Corp.	4,800,942	2.1
36,387		Simon Property Group, Inc.	5,813,187	2.5
115,897		STORE Capital Corp.	3,846,621	1.7
19,835		Sun Communities, Inc.	2,542,649	1.1
47,375		Taubman Centers, Inc.	1,934,321	0.8
391,877		Vereit, Inc.	3,530,812	1.5
182,086		VICI Properties, Inc.	4,013,175	1.7
38,958		Vornado Realty Trust	2,497,208	1.1
113,299		Welltower, Inc.	9,237,267	4.0
500,454	(1)	Other Securities	13,679,528	5.9
			124,385,701	53.4
		Total Common Stock (Cost $186,786,223)	230,799,688	99.1

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.6%
		Repurchase Agreements: 1.7%
1,000,000	(4)	Bank of Montreal, Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,000,205, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–5.500%, Market Value plus accrued interest $1,020,000, due 08/15/19–05/20/68)	1,000,000	0.4
Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements: (continued)
1,000,000	(4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $1,000,208, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–10.000%, Market Value plus accrued interest $1,020,000, due 06/30/19–05/20/69)	$1,000,000	0.4
1,000,000	(4)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,000,205, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $1,020,000, due 07/02/19–01/20/63)	1,000,000	0.4
1,000,000	(4)	HSBC Securities USA, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $1,000,207, collateralized by various U.S. Government Agency Obligations, 2.000%–6.500%, Market Value plus accrued interest $1,020,000, due 04/01/21–06/01/49)	1,000,000	0.4
79,712	(4)	Nomura Securities, Repurchase Agreement dated 06/28/19, 2.48%, due 07/01/19 (Repurchase Amount $79,728, collateralized by various U.S. Government Securities, 0.000%–3.375%, Market Value plus accrued interest $81,306, due 07/18/19–09/09/49)	79,712	0.1
			4,079,712	1.7

See Accompanying Notes to Financial Statements

42

VY® CLARION GLOBAL REAL ESTATE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Mutual Funds: 0.9%
2,050,901	(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.290% (Cost $2,050,901)	$2,050,901	0.9
		Total Short-Term Investments (Cost $6,130,613)	6,130,613	2.6
		Total Investments in Securities (Cost $192,916,836)	$236,930,301	101.7
		Liabilities in Excess of Other Assets	(4,059,773)	(1.7)
		Net Assets	$232,870,528	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	The grouping contains securities on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2019.

REIT Diversification	Percentage of Net Assets
Office REITs	14.5%
Residential REITs	12.3
Retail REITs	12.0
Industrial REITs	10.9
Specialized REITs	9.6
Real Estate Operating Companies	9.7
Diversified Real Estate Activities	8.6
Diversified REITs	7.6
Health Care REITs	7.1
Hotel & Resort REITs	4.4
Real Estate Development	1.3
Health Care Facilities	0.8
Hotels, Resorts & Cruise Lines	0.3
Assets in Excess of Other Liabilities*	0.9
Net Assets	100.0%

*	Includes short-term investments.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$10,432,091	$—	$10,432,091
Belgium	2,262,554	—	—	2,262,554
Canada	4,359,103	—	—	4,359,103
Finland	490,946	—	—	490,946
France	2,032,662	—	—	2,032,662
Germany	2,375,210	6,705,553	—	9,080,763
Hong Kong	—	20,147,514	—	20,147,514
Ireland	—	1,745,784	—	1,745,784
Japan	2,763,185	24,189,573	—	26,952,758
Luxembourg	—	1,407,844	—	1,407,844
Norway	—	1,063,703	—	1,063,703
Singapore	—	5,810,476	—	5,810,476
Spain	2,105,976	—	—	2,105,976
Sweden	—	7,626,489	—	7,626,489
United Kingdom	1,966,140	8,929,184	—	10,895,324
United States	124,385,701	—	—	124,385,701
Total Common Stock	142,741,477	88,058,211	—	230,799,688
Short-Term Investments	2,050,901	4,079,712	—	6,130,613
Total Investments, at fair value	$144,792,378	$92,137,923	$—	$236,930,301

(1)	For the period ended June 30, 2019, as a result of the fair value pricing procedures for international equities utilized by the Portfolio (Note 2) certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2019, securities valued at $691,292 and $2,622,301 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.

See Accompanying Notes to Financial Statements

43

VY® CLARION GLOBAL REAL ESTATE PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended June 30, 2019 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward Foreign currency contracts
Foreign exchange contracts	$(37,586)
Total	$(37,586)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$12,889
Total	$12,889

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $200,339,999.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$42,779,189
Gross Unrealized Depreciation	(6,182,764)
Net Unrealized Appreciation	$36,596,425

See Accompanying Notes to Financial Statements

44

VY® INVESCO GROWTH AND INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED)

Sector Diversification
as of June 30, 2019
(as a percentage of net assets)

Financials	27.2%
Health Care	15.8%
Energy	12.7%
Information Technology	10.2%
Consumer Discretionary	7.9%
Industrials	6.7%
Consumer Staples	6.1%
Communication Services	3.9%
Materials	3.2%
Utilities	1.1%
Assets in Excess of Other Liabilities*	5.2%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 94.8%
		Communication Services: 3.9%
75,195		CBS Corp. — Class B	$3,752,230	0.8
23,092	(1)	Charter Communications, Inc.	9,125,497	2.0
114,804		Comcast Corp. — Class A	4,853,913	1.1
			17,731,640	3.9

		Consumer Discretionary: 7.9%
165,541	(1)	Capri Holdings Ltd.	5,740,962	1.3
175,922		Carnival Corp.	8,189,169	1.8
154,147		eBay, Inc.	6,088,806	1.3
305,875		General Motors Co.	11,785,364	2.6
1,515,056		Kingfisher PLC	4,129,573	0.9
			35,933,874	7.9

		Consumer Staples: 6.1%
198,215		Mondelez International, Inc.	10,683,789	2.3
138,993		Philip Morris International, Inc.	10,915,120	2.4
172,262	(1)	US Foods Holding Corp.	6,160,089	1.4
			27,758,998	6.1

		Energy: 12.7%
1,124,908		BP PLC	7,836,999	1.7
188,897		Canadian Natural Resources Ltd.	5,093,317	1.1
50,609		Chevron Corp.	6,297,784	1.4
281,164		Devon Energy Corp.	8,018,797	1.8
423,607		Marathon Oil Corp.	6,019,455	1.3
Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Energy: (continued)
340,177		Royal Dutch Shell PLC — Class A	$11,102,597	2.5
260,814		TechnipFMC PLC	6,765,515	1.5
141,157		Other Securities	6,284,687	1.4
			57,419,151	12.7

		Financials: 27.2%
267,916		American International Group, Inc.	14,274,565	3.2
642,144		Bank of America Corp.	18,622,176	4.1
331,389		Citigroup, Inc.	23,207,172	5.1
274,072		Citizens Financial Group, Inc.	9,691,186	2.2
34,356		Goldman Sachs Group, Inc.	7,029,238	1.6
122,943		JPMorgan Chase & Co.	13,745,027	3.0
251,957		Morgan Stanley	11,038,236	2.4
37,803		PNC Financial Services Group, Inc.	5,189,596	1.2
149,230		Wells Fargo & Co.	7,061,564	1.6
40,749		Willis Towers Watson PLC	7,805,063	1.7
195,060		Other Securities	5,164,775	1.1
			122,828,598	27.2

		Health Care: 15.8%
17,445		Anthem, Inc.	4,923,153	1.1
124,157		Bristol-Myers Squibb Co.	5,630,520	1.2
40,916	(1)	Celgene Corp.	3,782,275	0.8
116,630		CVS Health Corp.	6,355,169	1.4
103,602		Johnson & Johnson	14,429,687	3.2
50,833		McKesson Corp.	6,831,447	1.5
53,243		Medtronic PLC	5,185,336	1.2
100,875		Novartis AG	9,209,058	2.0
60,764		Sanofi	5,251,366	1.2
53,660		Zimmer Biomet Holdings, Inc.	6,317,928	1.4
57,653	(2)	Other Securities	3,560,052	0.8
			71,475,991	15.8

		Industrials: 6.7%
79,639		CSX Corp.	6,161,669	1.4
53,323		General Dynamics Corp.	9,695,188	2.1
49,674		Ingersoll-Rand PLC — Class A	6,292,206	1.4
196,901		Johnson Controls International plc	8,133,980	1.8
			30,283,043	6.7

		Information Technology: 10.2%
29,242		Apple, Inc.	5,787,577	1.3
160,326		Cisco Systems, Inc.	8,774,642	1.9
83,378		Cognizant Technology Solutions Corp.	5,285,331	1.2
184,247		Intel Corp.	8,819,904	2.0

See Accompanying Notes to Financial Statements

45

VY® INVESCO GROWTH AND INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
201,919		Oracle Corp.	$11,503,325	2.5
78,138		Qualcomm, Inc.	5,943,958	1.3
			46,114,737	10.2

		Materials: 3.2%
130,429	(1)	Corteva, Inc.	3,856,785	0.8
53,040		DowDuPont, Inc.	3,981,713	0.9
131,006	(3)	Other Securities	6,736,935	1.5
			14,575,433	3.2

		Utilities: 1.1%
88,081		Other Securities	4,984,228	1.1
		Total Common Stock (Cost $361,244,313)	429,105,693	94.8

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 5.7%
		Repurchase Agreements: 0.8%
633,784	(4)	BNP Paribas S.A., Repurchase Agreement dated 06/28/19, 2.48%, due 07/01/19 (Repurchase Amount $633,913, collateralized by various U.S. Government Securities, 0.000%–8.125%, Market Value plus accrued interest $646,460, due 06/30/19–02/15/49)	633,784	0.2
1,000,000	(4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $1,000,208, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–10.000%, Market Value plus accrued interest $1,020,000, due 06/30/19–05/20/69)	1,000,000	0.2
1,000,000	(4)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,000,205, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $1,020,000, due 07/02/19–01/20/63)	1,000,000	0.2
Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements: (continued)
1,000,000	(4)	Daiwa Capital Markets, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $1,000,208, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–6.500%, Market Value plus accrued interest $1,020,000, due 07/05/19–09/09/49)	$1,000,000	0.2
			3,633,784	0.8

Shares			Value	Percentage of Net Assets
		Mutual Funds: 4.9%
22,158,416	(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.290% (Cost $22,158,416)	22,158,416	4.9
		Total Short-Term Investments (Cost $25,792,200)	25,792,200	5.7
		Total Investments in Securities (Cost $387,036,513)	$454,897,893	100.5
		Liabilities in Excess of Other Assets	(2,401,062)	(0.5)
		Net Assets	$452,496,831	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	The grouping contains non-income producing securities.
(3)	The grouping contains securities on loan.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements

46

VY® INVESCO GROWTH AND INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$17,731,640	$—	$—	$17,731,640
Consumer Discretionary	31,804,301	4,129,573	—	35,933,874
Consumer Staples	27,758,998	—	—	27,758,998
Energy	38,479,555	18,939,596	—	57,419,151
Financials	122,828,598	—	—	122,828,598
Health Care	57,015,567	14,460,424	—	71,475,991
Industrials	30,283,043	—	—	30,283,043
Information Technology	46,114,737	—	—	46,114,737
Materials	14,575,433	—	—	14,575,433
Utilities	4,984,228	—	—	4,984,228
Total Common Stock	391,576,100	37,529,593	—	429,105,693
Short-Term Investments	22,158,416	3,633,784	—	25,792,200
Total Investments, at fair value	$413,734,516	$41,163,377	$—	$454,897,893
Other Financial Instruments+
Forward Foreign Currency Contracts	—	2,101	—	2,101
Total Assets	$413,734,516	$41,165,478	$—	$454,899,994
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(397,171)	$—	$(397,171)
Total Liabilities	$—	$(397,171)	$—	$(397,171)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2019, the following forward foreign currency contracts were outstanding for VY® Invesco Growth and Income Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD 143,089	USD 107,918	State Street Bank and Trust Co.	07/05/19	$1,356
EUR 101,171	USD 114,414	State Street Bank and Trust Co.	07/05/19	657
USD 141,629	CHF 141,477	State Street Bank and Trust Co.	07/05/19	(3,339)
USD 219,453	CHF 216,485	State Street Bank and Trust Co.	07/05/19	(2,375)
CHF 131,540	USD 135,446	State Street Bank and Trust Co.	07/05/19	(660)
USD 3,839,367	CAD 5,172,472	State Street Bank and Trust Co.	07/05/19	(110,731)
USD 4,114,251	CHF 4,096,477	State Street Bank and Trust Co.	07/05/19	(83,324)
USD 8,401,483	GBP 6,632,968	State Street Bank and Trust Co.	07/05/19	(23,389)
USD 285,115	CHF 282,685	State Street Bank and Trust Co.	07/05/19	(4,547)
USD 170,467	EUR 150,391	State Street Bank and Trust Co.	07/05/19	(586)
USD 143,982	EUR 126,693	State Street Bank and Trust Co.	07/05/19	(118)
USD 69,057	CAD 92,087	State Street Bank and Trust Co.	07/05/19	(1,268)
USD 230,252	CHF 228,408	State Street Bank and Trust Co.	07/05/19	(3,793)
USD 261,434	GBP 205,760	State Street Bank and Trust Co.	07/05/19	88
USD 70,178	EUR 62,434	State Street Bank and Trust Co.	07/05/19	(834)
USD 243,368	CHF 242,677	State Street Bank and Trust Co.	07/05/19	(5,299)
USD 161,681	CHF 160,505	State Street Bank and Trust Co.	07/05/19	(2,785)
USD 52,538	CAD 69,421	State Street Bank and Trust Co.	07/05/19	(477)

See Accompanying Notes to Financial Statements

47

VY® INVESCO GROWTH AND INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 3,696,936	EUR 3,292,193	The Bank of New York Mellon	07/05/19	$(47,578)
USD 8,401,595	GBP 6,633,099	The Bank of New York Mellon	07/05/19	(23,443)
USD 4,107,157	CHF 4,088,872	The Bank of New York Mellon	07/05/19	(82,625)
				$(395,070)

Currency Abbreviations

CAD — Canadian Dollar
CHF — Swiss Franc
EUR — EU Euro
GBP — British Pound
USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2019 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$2,101
Total Asset Derivatives		$2,101
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$397,171
Total Liability Derivatives		$397,171

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended June 30, 2019 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$524,967
Total	$524,967

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(338,179)
Total	$(338,179)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2019:

	State Street Bank and Trust Co.	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$2,101	$—	$2,101
Total Assets	$2,101	$—	$2,101
Liabilities:
Forward foreign currency contracts	$243,525	$153,646	$397,171
Total Liabilities	$243,525	$153,646	$397,171
Net OTC derivative instruments by counterparty, at fair value	$(241,424)	$(153,646)	(395,070)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$(241,424)	$(153,646)	$(395,070)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

48

VY® INVESCO GROWTH AND INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $389,098,402.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$88,722,252
Gross Unrealized Depreciation	(23,061,487)
Net Unrealized Appreciation	$65,660,765

See Accompanying Notes to Financial Statements

49

VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED)

Geographic Diversification
as of June 30, 2019
(as a percentage of net assets)

China	28.6%
India	18.6%
Hong Kong	8.6%
Brazil	7.8%
Taiwan	6.1%
South Korea	5.1%
South Africa	4.4%
Russia	3.4%
Mexico	3.1%
Argentina	2.3%
Countries between 0.4%–2.3%ˆ	11.5%
Assets in Excess of Other Liabilities*	0.5%
Net Assets	100.0%

* Includes short-term investments.
ˆ Includes 11 countries, which each represents 0.4%–2.3% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.1%
		Argentina: 2.3%
18,900	(1)	MercadoLibre, Inc.	$11,562,453	2.3

		Australia: 0.4%
379,686		Other Securities	1,893,433	0.4

		Brazil: 6.4%
1,472,645		Ambev SA ADR	6,877,252	1.4
825,420		B3 SA — Brasil Bolsa Balcao	8,067,296	1.6
1,818,303		Kroton Educacional SA	5,199,278	1.0
556,013		Lojas Renner SA	6,805,456	1.4
546,396		Other Securities	5,080,213	1.0
			32,029,495	6.4

		China: 28.6%
148,732	(1)	Alibaba Group Holding Ltd. ADR	25,202,637	5.0
31,960	(1)	Baidu, Inc. ADR	3,750,826	0.8
1,053,559		Han’s Laser Technology Industry Group Co. Ltd. — A Shares	5,290,577	1.1
165,560		Huazhu Group Ltd. ADR	6,001,550	1.2
1,567,284		Inner Mongolia Yili Industrial Group Co. Ltd. — A Shares	7,639,769	1.5
45,500		Kweichow Moutai Co. Ltd. — A Shares	6,534,874	1.3
966,000		Midea Group Co. Ltd. — A Shares	7,321,277	1.5
Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		China: (continued)
85,030	(1)	New Oriental Education & Technology Group, Inc. ADR	$8,212,197	1.6
2,051,000		Ping An Insurance Group Co. of China Ltd. — H Shares	24,663,021	4.9
462,500		Shenzhou International Group Holdings Ltd.	6,380,055	1.3
524,400		Tencent Holdings Ltd.	23,723,551	4.7
391,500	(1),(2)	Wuxi Biologics Cayman, Inc. — H Shares	3,512,344	0.7
145,360		Yum China Holdings, Inc.	6,715,632	1.3
1,216,639	(3)	Other Securities	8,253,728	1.7
			143,202,038	28.6

		Egypt: 0.9%
1,011,037		Commercial International Bank Egypt SAE REG GDR	4,303,267	0.9

		Hong Kong: 8.6%
2,790,600		AIA Group Ltd.	30,135,418	6.0
1,467,500		Techtronic Industries Co., Ltd.	11,242,271	2.3
22,300		Other Securities	1,406,528	0.3
			42,784,217	8.6

		Hungary: 0.9%
116,170		OTP Bank Nyrt	4,626,052	0.9

		India: 18.6%
177,470		Asian Paints Ltd.	3,490,602	0.7
180,680		HDFC Bank Ltd. ADR	23,495,627	4.7
1,129,220	(2)	HDFC Standard Life Insurance Co. Ltd.	7,591,752	1.5
800,565		Housing Development Finance Corp.	25,420,459	5.1
268,348		IndusInd Bank Ltd.	5,483,393	1.1
1,222,390		ITC Ltd.	4,847,272	0.9
324,900		Kotak Mahindra Bank Ltd.	6,952,548	1.4
274,282		Tata Consultancy Services Ltd.	8,850,930	1.8
74,110		Ultratech Cement Ltd.	4,889,186	1.0
63,590		Other Securities	2,252,437	0.4
			93,274,206	18.6

		Indonesia: 2.3%
3,282,100		Bank Central Asia Tbk PT	6,964,866	1.4
14,286,300		Bank Rakyat Indonesia	4,410,539	0.9
			11,375,405	2.3

		Macau: 1.2%
1,228,000		Sands China Ltd.	5,866,239	1.2

		Mexico: 3.1%
45,240		Fomento Economico Mexicano SAB de CV ADR	4,376,970	0.9
1,418,140		Grupo Financiero Banorte	8,236,756	1.6

See Accompanying Notes to Financial Statements

50

VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Mexico: (continued)
766,610		Other Securities	$3,016,714	0.6
			15,630,440	3.1

		Panama: 1.1%
57,160		Copa Holdings S.A. — Class A	5,577,101	1.1

		Peru: 1.1%
22,948		Credicorp Ltd.	5,253,027	1.1

		Portugal: 1.1%
349,120		Jeronimo Martins SGPS SA	5,627,524	1.1

		Russia: 3.4%
4,561,146	(1)	Sberbank of Russia PJSC	17,171,951	3.4

		South Africa: 4.4%
525,288		Bid Corp. Ltd.	11,438,570	2.3
34,301	(4)	Capitec Bank Holdings Ltd.	3,162,803	0.6
912,891		Sanlam Ltd.	5,068,947	1.0
168,460	(5)	Other Securities	2,372,407	0.5
			22,042,727	4.4

		South Korea: 5.1%
11,610		NCSoft Corp.	4,802,794	1.0
507,060		Samsung Electronics Co., Ltd.	20,647,657	4.1
			25,450,451	5.1

		Spain: 0.4%
442,600		Other Securities	2,078,549	0.4

		Taiwan: 6.1%
35,000		Largan Precision Co. Ltd.	4,371,274	0.9
501,000		President Chain Store Corp.	4,848,598	0.9
1,103,223		Taiwan Semiconductor Manufacturing Co., Ltd.	8,437,873	1.7
328,311		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12,859,942	2.6
			30,517,687	6.1

		Turkey: 0.5%
213,710		Other Securities	2,305,283	0.5

		United States: 1.6%
47,630	(1)	EPAM Systems, Inc.	8,244,753	1.6
		Total Common Stock (Cost $339,803,508)	490,816,298	98.1

PREFERRED STOCK: 1.4%
		Brazil: 1.4%
772,347		Itau Unibanco Holding S.A.	7,283,085	1.4

		Total Preferred Stock (Cost $4,554,035)	7,283,085	1.4

		Total Long-Term Investments (Cost $344,357,543)	498,099,383	99.5
Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 0.5%
		Repurchase Agreements: 0.5%
1,000,000	(6)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,000,205, collateralized by various U.S. Government Agency Obligations, 3.298%–4.500%, Market Value plus accrued interest $1,020,000, due 06/01/46–07/01/49)	$1,000,000	0.2
280,574	(6)	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $280,632, collateralized by various U.S. Government Securities, 0.875%–1.750%, Market Value plus accrued interest $286,186, due 07/31/19–06/30/22)	280,574	0.1
1,000,000	(6)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/28/19, 2.51%, due 07/01/19 (Repurchase Amount $1,000,206, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–7.000%, Market Value plus accrued interest $1,020,000, due 07/18/19–09/09/49)	1,000,000	0.2
			2,280,574	0.5

		Total Short-Term Investments (Cost $2,280,574)	2,280,574	0.5

		Total Investments in Securities (Cost $346,638,117)	$500,379,957	100.0
		Liabilities in Excess of Other Assets	(215,033)	—
		Net Assets	$500,164,924	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	The grouping contains non-income producing securities.

See Accompanying Notes to Financial Statements

51

VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

(4)	Security, or a portion of the security, is on loan.
(5)	The grouping contains securities on loan.
(6)	Represents securities purchased with cash collateral received for securities on loan.

Sector Diversification	Percentage of Net Assets
Financials	40.0%
Consumer Discretionary	19.9
Information Technology	12.7
Consumer Staples	11.5
Communication Services	6.5
Industrials	5.2
Materials	1.7
Health Care	0.7
Energy	0.7
Utilities	0.6
Short-Term Investments	0.5
Liabilities in Excess of Other Assets	—
Net Assets	100.0%

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock
Argentina	$11,562,453	$—	$—	$11,562,453
Australia	—	1,893,433	—	1,893,433
Brazil	32,029,495	—	—	32,029,495
China	49,882,842	93,319,196	—	143,202,038
Egypt	—	4,303,267	—	4,303,267
Hong Kong	—	42,784,217	—	42,784,217
Hungary	—	4,626,052	—	4,626,052
India	23,495,627	69,778,579	—	93,274,206
Indonesia	—	11,375,405	—	11,375,405
Macau	—	5,866,239	—	5,866,239
Mexico	15,630,440	—	—	15,630,440
Panama	5,577,101	—	—	5,577,101
Peru	5,253,027	—	—	5,253,027
Portugal	—	5,627,524	—	5,627,524
Russia	—	17,171,951	—	17,171,951
South Africa	3,162,803	18,879,924	—	22,042,727
South Korea	—	25,450,451	—	25,450,451
Spain	2,078,549	—	—	2,078,549
Taiwan	12,859,942	17,657,745	—	30,517,687
Turkey	—	2,305,283	—	2,305,283
United States	8,244,753	—	—	8,244,753
Total Common Stock	169,777,032	321,039,266	—	490,816,298
Preferred Stock	7,283,085	—	—	7,283,085
Short-Term Investments	—	2,280,574	—	2,280,574
Total Investments, at fair value	$177,060,117	$323,319,840	$—	$500,379,957

(1)	For the period ended June 30, 2019, as a result of the fair value pricing procedures for international equities utilized by the Portfolio (Note 2) certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2019, securities valued at $3,433,483 and $4,897,963 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

52

VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $348,967,494.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$167,317,441
Gross Unrealized Depreciation	(14,671,855)
Net Unrealized Appreciation	$152,645,586

See Accompanying Notes to Financial Statements

53

VY MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED)

Geographic Diversification
as of June 30, 2019
(as a percentage of net assets)

United States	59.1%
United Kingdom	21.5%
France	6.3%
Germany	6.1%
Netherlands	3.7%
Italy	1.1%
Assets in Excess of Other Liabilities*	2.2%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets

COMMON STOCK: 97.8%
	France: 6.3%
44,497	L’Oreal S.A.	$12,651,752	3.1
71,914	Pernod Ricard SA	13,244,867	3.2
		25,896,619	6.3

	Germany: 6.1%
182,463	SAP SE	25,014,191	6.1

	Italy: 1.1%
459,290	Davide Campari-Milano SpA	4,499,507	1.1

	Netherlands: 3.7%
137,919	Heineken NV	15,371,412	3.7

	United Kingdom: 21.5%
317,105	British American Tobacco PLC	11,072,059	2.7
336,511	Experian PLC	10,192,807	2.4
401,988	Reckitt Benckiser Group PLC	31,738,956	7.7
167,604	Relx PLC (EUR Exchange)	4,054,018	1.0
433,387	Relx PLC (GBP Exchange)	10,511,604	2.5
345,293	Unilever PLC	21,434,235	5.2
		89,003,679	21.5

	United States: 59.1%
161,582	Abbott Laboratories	13,589,046	3.3
105,557	Accenture PLC	19,503,767	4.7
85,595	Automatic Data Processing, Inc.	14,151,421	3.4
208,098	Baxter International, Inc.	17,043,226	4.1
51,508	Becton Dickinson & Co.	12,980,531	3.1
71,341	Church & Dwight Co., Inc.	5,212,173	1.3
21,422	Clorox Co.	3,279,922	0.8
Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		United States: (continued)
278,203		Coca-Cola Co.	$14,166,097	3.4
108,411		Danaher Corp.	15,494,100	3.8
19,936		Factset Research Systems, Inc.	5,712,860	1.4
71,995		Fidelity National Information Services, Inc.	8,832,347	2.1
94,075		Fox Corp. — Class A	3,446,908	0.8
78,562		Fox Corp. — Class B	2,869,870	0.7
240,159		Microsoft Corp.	32,171,700	7.8
27,690		Moody’s Corp.	5,408,134	1.3
90,645		Nike, Inc.	7,609,648	1.9
352,190		Philip Morris International, Inc.	27,657,481	6.7
126,261		Visa, Inc. — Class A	21,912,597	5.3
115,843		Zoetis, Inc.	13,147,022	3.2
			244,188,850	59.1
		Total Common Stock (Cost $302,799,852)	403,974,258	97.8

SHORT-TERM INVESTMENTS: 2.0%
		Mutual Funds: 2.0%
8,411,366	(1)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.290% (Cost $8,411,366)	8,411,366	2.0

		Total Short-Term Investments (Cost $8,411,366)	8,411,366	2.0

		Total Investments in Securities (Cost $311,211,218)	$412,385,624	99.8
		Assets in Excess of Other Liabilities	854,768	0.2
		Net Assets	$413,240,392	100.0

(1)	Rate shown is the 7-day yield as of June 30, 2019.

Sector Diversification	Percentage of Net Assets
Consumer Staples	38.8%
Information Technology	29.4
Health Care	17.5
Industrials	6.0
Financials	2.7
Consumer Discretionary	1.9
Communication Services	1.5
Short-Term Investments	2.0
Assets in Excess of Other Liabilities	0.2
Net Assets	100.0%

See Accompanying Notes to Financial Statements

54

VY MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock
France	$—	$25,896,619	$—	$25,896,619
Germany	—	25,014,191	—	25,014,191
Italy	—	4,499,507	—	4,499,507
Netherlands	—	15,371,412	—	15,371,412
United Kingdom	—	89,003,679	—	89,003,679
United States	244,188,850	—	—	244,188,850
Total Common Stock	244,188,850	159,785,408	—	403,974,258
Short-Term Investments	8,411,366	—	—	8,411,366
Total Investments, at fair value	$252,600,216	$159,785,408	$—	$412,385,624

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $311,623,156.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$115,124,610
Gross Unrealized Depreciation	(14,363,939)
Net Unrealized Appreciation	$100,760,671

See Accompanying Notes to Financial Statements

55

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED)

Investment Type Allocation
as of June 30, 2019
(as a percentage of net assets)

Common Stock	60.6%
Corporate Bonds/Notes	18.8%
Bank Loans	6.5%
Preferred Stock	5.6%
U.S. Treasury Obligations	3.1%
Asset-Backed Securities	0.3%
Purchased Options	0.0%
Assets in Excess of Other Liabilities*	5.1%
Net Assets	100.0%
* Includes short-term investments.

Portfolio holdings are subject to change daily.
Shares			Value	Percentage of Net Assets

COMMON STOCK: 60.6%
		Communication Services: 3.5%
11,332	(1),(2)	Alphabet, Inc. — Class A	$12,270,290	0.2
134,085	(2)	Alphabet, Inc. — Class C	144,933,817	2.0
491,400	(2)	Facebook, Inc. — Class A	94,840,200	1.3
			252,044,307	3.5

		Consumer Discretionary: 5.1%
80,800	(2)	Amazon.com, Inc.	153,005,304	2.2
801,666		Aptiv PLC	64,798,663	0.9
468,540		Hilton Worldwide Holdings, Inc.	45,795,100	0.6
217,620		McDonald’s Corp.	45,190,969	0.6
522,164	(1)	Yum! Brands, Inc.	57,787,890	0.8
			366,577,926	5.1

		Consumer Staples: 0.4%
983,986	(3)	Other Securities	28,437,195	0.4

		Energy: 0.4%
241,600		Other Securities	24,928,288	0.4

		Financials: 6.9%
904,978		Intercontinental Exchange, Inc.	77,773,809	1.1
1,811,109		Marsh & McLennan Cos., Inc.	180,658,123	2.5
706,014		PNC Financial Services Group, Inc.	96,921,602	1.4
595,444		S&P Global, Inc.	135,636,189	1.9
			490,989,723	6.9

		Health Care: 14.1%
1,477,088	(2)	Alcon, Inc.	91,209,655	1.3
Shares			Value	Percentage of Net Assets
173,500		Anthem, Inc.	48,963,435	0.7

COMMON STOCK: (continued)
		Health Care: (continued)
1,002,118	(2),(4)	Avantor, Inc.	$19,130,433	0.3
665,739		Becton Dickinson & Co.	167,772,885	2.3
1,512,908		Danaher Corp.	216,224,811	3.0
2,292,360	(4)	PerkinElmer, Inc.	220,845,963	3.1
533,121		Thermo Fisher Scientific, Inc.	156,566,975	2.2
345,100	(1)	UnitedHealth Group, Inc.	84,207,851	1.2
			1,004,922,008	14.1

		Industrials: 8.7%
1,862,354		Fortive Corp.	151,819,098	2.2
16,262,918		General Electric Co.	170,760,639	2.4
507,452		Republic Services, Inc.	43,965,641	0.6
375,378		Roper Technologies, Inc.	137,485,947	1.9
989,916	(4)	Waste Connections, Inc.	94,616,171	1.3
164,451	(3)	Other Securities	22,240,353	0.3
			620,887,849	8.7

		Information Technology: 15.0%
2,236,013	(2),(4)	Fiserv, Inc.	203,834,945	2.9
338,700		Global Payments, Inc.	54,236,031	0.8
1,570,985		Maxim Integrated Products	93,976,323	1.3
1,831,900		Microsoft Corp.	245,401,324	3.4
1,317,254	(4)	TE Connectivity Ltd.	126,166,588	1.8
1,389,871	(1)	Texas Instruments, Inc.	159,501,596	2.2
1,060,457	(1)	Visa, Inc. — Class A	184,042,312	2.6
			1,067,159,119	15.0

		Materials: 0.2%
182,534		Other Securities	13,702,827	0.2

		Real Estate: 0.5%
177,900		Other Securities	36,371,655	0.5

		Utilities: 5.8%
1,046,563		American Electric Power Co., Inc.	92,108,010	1.3
419,887		American Water Works Co., Inc.	48,706,892	0.7
887,880		Eversource Energy	67,265,789	0.9
231,711		NextEra Energy, Inc.	47,468,315	0.7
2,463,143		NiSource, Inc.	70,938,518	1.0
1,458,104		Xcel Energy, Inc.	86,742,607	1.2
			413,230,131	5.8
		Total Common Stock (Cost $3,412,059,797)	4,319,251,028	60.6

See Accompanying Notes to Financial Statements

56

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

PREFERRED STOCK: 5.6%
		Consumer Discretionary: 0.1%
576,340	(2),(5), (6)	Aurora Innovation, Inc., — Series B	$5,325,555	0.1

		Financials: 1.7%
62,289	(2)	Wells Fargo & Co.	84,974,654	1.2
1,277,102	(3),(7)	Other Securities	33,826,735	0.5
			118,801,389	1.7

		Health Care: 1.7%
982,882	(2)	Avantor, Inc.	64,978,329	0.9
951,470	(2)	Becton Dickinson and Co.	58,905,508	0.8
			123,883,837	1.7

		Industrials: 0.2%
17,812	(2)	Fortive Corp.	18,255,697	0.2

		Utilities: 1.9%
1,850,000	(2),(8)	CMS Energy Corp.	49,176,500	0.7
3,160,771	(3),(7)	Other Securities	84,993,454	1.2
			134,169,954	1.9
		Total Preferred Stock (Cost $361,401,865)	400,436,432	5.6

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 18.8%
		Communications: 6.0%
6,450,000	(4),(9)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.000%, 03/01/2023	6,480,234	0.1
12,375,000	(9)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2023	12,665,033	0.2
28,235,000	(9)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	29,303,977	0.4
38,178,000	(9)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	39,082,819	0.5
4,801,000	(9)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.875%, 04/01/2024	5,029,048	0.1
31,661,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%–5.750%, 03/15/2021–01/15/2024	32,266,427	0.5
5,540,000		Comcast Corp., 2.649%, (US0003M + 0.330%), 10/01/2020	5,551,321	0.1
4,375,000		Comcast Corp., 2.759%, (US0003M + 0.440%), 10/01/2021	4,393,589	0.0
48,465,000	(4)	Netflix, Inc., 4.875%, 04/15/2028	50,221,856	0.7
48,940,000	(4)	Netflix, Inc., 5.875%, 11/15/2028	54,304,803	0.7
30,475,000	(4),(9)	Netflix, Inc., 6.375%, 05/15/2029	34,712,549	0.5

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
45,780,000	(4)	Netflix, Inc., 4.375%–5.875%, 02/01/2021–11/15/2026	$48,061,451	0.7
7,870,000	(4),(9)	Sirius XM Radio, Inc., 3.875%, 08/01/2022	7,929,025	0.1
6,510,000	(4),(9)	Sirius XM Radio, Inc., 4.625%, 05/15/2023	6,607,650	0.1
6,365,000	(4),(9)	Sirius XM Radio, Inc., 6.000%, 07/15/2024	6,565,497	0.1
14,170,000	(9)	Unitymedia GmbH, 6.125%, 01/15/2025	14,811,192	0.2
7,275,000		Verizon Communications, Inc., 3.410%, (US0003M + 1.000%), 03/16/2022	7,387,624	0.1
23,157,000	(9)	Zayo Group LLC / Zayo Capital, Inc., 5.750%, 01/15/2027	23,620,140	0.3
40,695,000		Other Securities	41,326,243	0.6
			430,320,478	6.0

		Consumer, Cyclical: 2.5%
5,420,000	(9)	1011778 BC ULC / New Red Finance, Inc., 4.625%, 01/15/2022	5,433,550	0.1
1,300,000		Aptiv PLC, 4.350%, 03/15/2029	1,370,586	0.0
10,455,000	(4),(9)	Aramark Services, Inc., 5.000%, 04/01/2025	10,637,962	0.1
3,755,000	(4),(9)	Aramark Services, Inc., 5.000%, 02/01/2028	3,872,344	0.1
2,090,000		Dollar Tree, Inc., 3.288%, (US0003M + 0.700%), 04/17/2020	2,090,253	0.0
3,715,000		Home Depot, Inc./The, 2.830%, (US0003M + 0.310%), 03/01/2022	3,722,894	0.1
27,235,000	(4),(9)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 06/01/2027	27,983,963	0.4
9,435,000	(4),(9)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.000%, 06/01/2024	9,765,225	0.1
8,205,000	(4),(9)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.250%, 06/01/2026	8,625,424	0.1
2,340,000		Marriott International, Inc./MD, 3.103%, (US0003M + 0.650%), 03/08/2021	2,347,175	0.0
2,895,000	(4),(9)	Six Flags Entertainment Corp., 4.875%, 07/31/2024	2,945,662	0.1
1,050,000	(9)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	1,094,625	0.0
60,620,000	(4)	Yum! Brands, Inc., 3.750%–6.875%, 09/15/2019–11/01/2043	60,432,534	0.8
39,529,452	(3)	Other Securities	40,986,222	0.6
			181,308,419	2.5

See Accompanying Notes to Financial Statements

57

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: 4.6%
10,700,000	(9)	Avantor, Inc., 6.000%, 10/01/2024	$11,411,550	0.1
49,059,000	(9)	Avantor, Inc., 9.000%, 10/01/2025	54,823,432	0.8
5,865,000		Becton Dickinson & Co., 2.675%, 12/15/2019	5,867,434	0.1
6,185,000		Becton Dickinson and Co., 3.504%, (US0003M + 1.030%), 06/06/2022	6,228,801	0.1
23,355,000		Becton Dickinson and Co., 2.894%–3.363%, 06/06/2022–06/06/2024	23,853,320	0.3
17,005,000	(9)	Bristol-Myers Squibb Co., 2.550%, 05/14/2021	17,151,986	0.2
11,120,000	(9)	Bristol-Myers Squibb Co., 2.725%, (US0003M + 0.200%), 11/16/2020	11,123,456	0.2
2,790,000		Conagra Brands, Inc., 3.342%, (US0003M + 0.750%), 10/22/2020	2,790,582	0.0
6,885,000	(9)	Elanco Animal Health, Inc., 3.912%, 08/27/2021	7,034,594	0.1
2,740,000	(4),(9)	Elanco Animal Health, Inc., 4.272%, 08/28/2023	2,876,520	0.1
6,575,000	(9)	Elanco Animal Health, Inc., 4.900%, 08/28/2028	7,345,762	0.1
1,297,000	(9)	Fresenius Medical Care US Finance, Inc., 5.750%, 02/15/2021	1,353,200	0.0
7,545,000	(4),(9)	Hologic, Inc., 4.375%, 10/15/2025	7,686,469	0.1
23,365,000	(4),(9)	Nestle Holdings, Inc., 3.100%, 09/24/2021	23,851,322	0.3
3,890,000		Philip Morris International, Inc., 2.942%, (US0003M + 0.420%), 02/21/2020	3,895,492	0.1
11,975,000	(9)	Reckitt Benckiser Treasury Services PLC, 2.375%, 06/24/2022	11,959,867	0.2
7,945,000	(9)	Reckitt Benckiser Treasury Services PLC, 2.903%, (US0003M + 0.560%), 06/24/2022	7,920,586	0.1
9,125,000	(9)	Refinitiv US Holdings, Inc., 6.250%, 05/15/2026	9,407,875	0.1
11,970,000	(4),(9)	Refinitiv US Holdings, Inc., 8.250%, 11/15/2026	12,341,070	0.2
97,965,000	(3)	Other Securities	100,141,912	1.4
			329,065,230	4.6

		Energy: 0.3%
10,335,000		Shell International Finance BV, 2.985%, (US0003M + 0.450%), 05/11/2020	10,373,924	0.2
9,415,000	(3)	Other Securities	9,640,218	0.1
			20,014,142	0.3

		Financial: 1.9%
131,202,000	(3)	Other Securities	135,703,317	1.9

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Industrial: 1.6%
275,000	(9)	Moog, Inc., 5.250%, 12/01/2022	$280,500	0.0
6,845,000	(9)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/2023	6,990,456	0.1
8,525,000	(4),(9)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.097%, (US0003M + 3.500%), 07/15/2021	8,546,313	0.1
30,471,963		Reynolds Group Issuer, Inc., 5.750%–6.875%, 10/15/2020–02/15/2021	30,586,232	0.4
4,220,000	(9)	Sensata Technologies BV, 4.875%, 10/15/2023	4,415,175	0.1
5,100,000	(9)	Sensata Technologies BV, 5.000%, 10/01/2025	5,342,250	0.1
1,430,000	(9)	Sensata Technologies BV, 5.625%, 11/01/2024	1,547,975	0.0
53,025,000	(3)	Other Securities	53,683,640	0.8
			111,392,541	1.6

		Technology: 1.1%
2,840,000	(9)	Sensata Technologies UK Financing Co. PLC, 6.250%, 02/15/2026	3,031,700	0.0
42,596,000	(9)	Solera LLC / Solera Finance, Inc., 10.500%, 03/01/2024	46,269,905	0.7
26,270,000		Other Securities	26,471,430	0.4
			75,773,035	1.1

		Utilities: 0.8%
8,870,000	(4)	Eversource Energy, 2.750%–3.800%, 03/15/2022–10/01/2024	9,077,563	0.1
46,800,000	(3)	Other Securities	47,695,912	0.7
			56,773,475	0.8
		Total Corporate Bonds/Notes (Cost $1,300,267,075)	1,340,350,637	18.8

ASSET-BACKED SECURITIES: 0.3%
		Other Asset-Backed Securities: 0.3%
8,029,973	(9)	Domino’s Pizza Master Issuer LLC 2017-1A A23, 4.118%, 07/25/2047	8,352,842	0.1
7,514,100	(9)	Domino’s Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	7,753,000	0.1
5,089,495	(9)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	5,125,070	0.1
		Total Asset-Backed Securities (Cost $20,426,360)	21,230,912	0.3
See Accompanying Notes to Financial Statements

58

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†		Value	Percentage of Net Assets

U.S. TREASURY OBLIGATIONS: 3.1%
	U.S. Treasury Notes: 3.1%
155,869,300	2.500%, 01/31/2024	$160,932,008	2.2
60,146,800	2.375%–2.625%, 12/31/2023–02/29/2024	62,038,635	0.9
	Total U.S. Treasury Obligations (Cost $215,884,815)	222,970,643	3.1

BANK LOANS: 6.5%
	Basic Materials: 0.1%
3,572,644	HB Fuller Co. 1st Lien Term Loan B, 4.383%, (US0001M + 2.000%), 10/20/2024	3,519,054	0.1

	Communications: 0.2%
3,979,695	Zayo Group LLC — TL B1 1L, 4.439%, (US0001M + 2.000%), 01/19/2021	3,982,183	0.1
6,850,000	Zayo Group LLC TL B2 1L, 4.689%, (US0001M + 2.250%), 01/19/2024	6,855,137	0.1
		10,837,320	0.2

	Consumer, Cyclical: 0.1%
6,850,000	Formula One TL B3 1L, 4.939%, (US0003M + 2.500%), 02/01/2024	6,707,294	0.1

	Consumer, Non-cyclical: 1.4%
14,073,600	Change Healthcare Holdings LLC — TL B 1L, 5.189%, (US0001M + 2.750%), 03/01/2024	13,982,713	0.2
1,469,589	Gartner, Inc. — TL A 1L, 4.343%, (US0003M + 2.000%), 03/20/2022	1,473,263	0.0
5,304,153	NVA Holdings Inc. — TL B3 1L, 5.189%, (US0001M + 2.750%), 02/02/2025	5,301,942	0.1
409,874	Prestige Brands, Inc. Term Loan B4, 4.439%, (US0001M + 2.000%), 01/26/2024	408,183	0.0
42,302,975	Refinitiv — TL B 1L, 6.189%, (US0001M + 3.750%), 10/01/2025	41,094,337	0.6
13,279,512	Trans Union LLC TL A2 1L, 4.189%, (US0001M + 1.750%), 08/09/2022	13,262,912	0.2
9,433,713	Trans Union LLC TL B4 1L, 4.439%, (US0001M + 2.000%), 06/19/2025	9,424,864	0.1
4,970,006	Vantiv LLC TL A5 1L, 3.901%, (US0003M + 2.250%), 01/16/2023	4,972,078	0.1
10,583,500	Vantiv LLC, Worldpay LLC — TL B4 1L, 4.099%, (US0003M + 1.750%), 08/09/2024	10,593,120	0.1
		100,513,412	1.4

Principal Amount†		Value	Percentage of Net Assets

BANK LOANS: (continued)
	Financial: 0.7%
50,669,868	HUB International Ltd. TL B 1L, 5.292%, (US0001M + 3.000%), 04/25/2025	$49,490,223	0.7

	Industrial: 0.0%
1,716,755	Berry Global, Inc. — TL S 1L, 4.270%, (US0003M + 1.750%), 02/08/2020	1,716,666	0.0

	Technology: 4.0%
18,644,615	Cypress Intermediate Holdings III Inc TL B 1L, 5.190%, (US0001M + 3.000%), 04/29/2024	18,444,185	0.3
24,072,791	First Data Corp. — TL 1L, 4.404%, (US0001M + 2.000%), 07/08/2022	24,072,815	0.4
115,069,784	First Data Corp. — TL 1L, 4.404%, (US0001M + 2.000%), 04/26/2024	115,069,899	1.6
64,877,969	First Data Corp. — TL A 1L, 4.083%, (US0003M + 1.500%), 10/26/2023	64,857,727	0.9
60,931,996	Kronos Inc./MA — TL B 1L, 5.579%, (US0003M + 3.000%), 11/01/2023	60,860,035	0.8
2,875,000	Ultimate Software Group, Inc. — TL 1L, 6.274%, (US0003M + 3.750%), 05/04/2026	2,883,266	0.0
		286,187,927	4.0
	Total Bank Loans (Cost $461,005,775)	458,971,896	6.5

			Value	Percentage of Net Assets

PURCHASED OPTIONS(10): 0.0%
		Total Purchased Options (Cost $574,277)	1,289,172	0.0
		Total Long-Term Investments (Cost $5,771,619,964)	6,764,500,720	94.9

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 9.7%
		Floating Rate Notes: 0.7%
2,300,000	(11)	Bank Of America Corp., 2.500%, 11/12/2019	2,299,770	0.1
500,000	(11)	Bank Of America Corp., 2.510%, 11/08/2019	500,070	0.0
1,100,000	(11)	Bank Of America Corp., 2.520%, 11/07/2019	1,100,153	0.0
2,281,000	(11)	Bedford Row Funding, 2.500%, 11/25/2019	2,281,322	0.0
600,000	(11)	BNP Paribas, 2.510%, 11/14/2019	600,104	0.0

See Accompanying Notes to Financial Statements

59

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes: (continued)
300,000	(11)	Coöperatieve Rabobank U.A., 2.530%, 11/01/2019	$300,051	0.0
1,200,000	(11)	Crédit Agricole Group, 2.550%, 11/07/2019	1,200,294	0.0
1,100,000	(11)	DNB ASA, 2.530%, 11/04/2019	1,100,146	0.0
1,700,000	(11)	HSBC Holdings PLC, 2.540%, 11/08/2019	1,700,417	0.0
1,400,000	(11)	J.P. Morgan Securities LLC, 2.510%, 11/08/2019	1,400,189	0.0
1,300,000	(11)	Lloyds Bank PLC, 2.510%, 11/15/2019	1,300,273	0.0
1,500,000	(11)	Lloyds Bank PLC, 2.530%, 11/08/2019	1,500,313	0.0
1,800,000	(11)	Lloyds Bank PLC, 2.530%, 11/13/2019	1,800,385	0.1
2,100,000	(11)	Mitsubishi UFJ Financial Group, Inc., 2.500%, 11/18/2019	2,100,220	0.1
900,000	(11)	Mitsubishi UFJ Financial Group, Inc., 2.540%, 11/07/2019	900,128	0.0
3,300,000	(11)	Mizuho Financial Group Inc., 2.500%, 11/20/2019	3,300,410	0.1
1,500,000	(11)	Mizuho Financial Group Inc., 2.520%, 11/25/2019	1,500,212	0.0
400,000	(11)	Mizuho Financial Group Inc., 2.520%, 11/27/2019	400,057	0.0
1,300,000	(11)	Mizuho Financial Group Inc., 2.560%, 11/01/2019	1,300,174	0.0
2,200,000	(11)	National Australia Bank Ltd., 2.470%, 11/15/2019	2,200,121	0.0
1,400,000	(11)	National Bank Of Canada, 2.520%, 11/06/2019	1,400,209	0.0
1,500,000	(11)	Natixis S.A., 2.510%, 11/08/2019	1,500,203	0.0
1,200,000	(11)	Oversea-Chinese Banking Corp., Ltd., 2.540%, 11/01/2019	1,200,164	0.0
1,500,000	(11)	Skandinaviska Enskilda Banken AB, 2.510%, 11/08/2019	1,500,313	0.1
1,200,000	(11)	Skandinaviska Enskilda Banken AB, 2.510%, 11/13/2019	1,200,257	0.0
1,800,000	(11)	State Street Bank & Trust Co., 2.480%, 11/15/2019	1,800,141	0.0
1,200,000	(11)	Sumitomo Mitsui Trust Holdings, Inc., 2.510%, 09/09/2019	1,200,210	0.0
3,200,000	(11)	The Sumitomo Mitsui Financial Group, 2.500%, 11/18/2019	3,199,639	0.1
700,000	(11)	The Sumitomo Mitsui Financial Group, 2.530%, 11/08/2019	699,940	0.0
1,000,000	(11)	The Sumitomo Mitsui Financial Group, 2.550%, 11/05/2019	999,919	0.0
1,400,000	(11)	The Sumitomo Mitsui Financial Group, 2.560%, 11/01/2019	1,399,898	0.0
Principal Amount†			Value	Percentage of Net Assets

1,900,000	(11)	Toronto-Dominion Bank, 2.480%, 11/18/2019	1,900,175	0.0

SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes: (continued)
2,900,000	(11)	U.S. Bancorp, 2.480%, 11/25/2019	$2,900,409	0.1
1,551,000	(11)	Wells Fargo & Co., 2.530%, 11/04/2019	1,551,378	0.0
			51,237,664	0.7

		Repurchase Agreements: 3.1%
63,684,491	(11)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $63,697,577, collateralized by various U.S. Government Agency Obligations, 3.298%–4.500%, Market Value plus accrued interest $64,958,181, due 06/01/46–07/01/49)	63,684,491	0.9
63,684,491	(11)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $63,697,734, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–10.000%, Market Value plus accrued interest $64,958,181, due 06/30/19–05/20/69)	63,684,491	0.9
63,684,491	(11)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $63,697,577, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $64,958,183, due 07/02/19–01/20/63)	63,684,491	0.9
11,725,929	(11)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/19, 2.70%, due 07/01/19 (Repurchase Amount $11,728,531, collateralized by various U.S. Government Securities, 0.125%–3.875%, Market Value plus accrued interest $11,962,019, due 07/01/19–09/09/49)	11,725,929	0.2

See Accompanying Notes to Financial Statements

60

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements: (continued)
13,285,992	(11)	TD Securities (USA) LLC, Repurchase Agreement dated 06/28/19, 2.49%, due 07/01/19 (Repurchase Amount $13,288,711, collateralized by various U.S. Government Securities, 2.000%–2.125%, Market Value plus accrued interest $13,551,721, due 10/31/22–05/31/26)	$13,285,992	0.2
			216,065,394	3.1

		Certificates of Deposit: 0.1%
2,000,000	(11)	Landesbank Baden-Wurttemberg, 2.530%, 08/12/2019	2,000,406	0.0
3,025,000	(11)	Sumitomo Mitsui Trust Holdings, Inc., 2.470%, 09/13/2019	3,025,814	0.1
1,200,000	(11)	The Norinchukin Bank, 2.540%, 08/01/2019	1,200,151	0.0
			6,226,371	0.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 5.8%
415,006,532	(12)	T. Rowe Price Government Reserve Fund, 2.460% (Cost $415,006,532)	415,006,532	5.8
		Total Short-Term Investments (Cost $688,535,961)	688,535,961	9.7
		Total Investments in Securities (Cost $6,460,155,925)	$7,453,036,681	104.6
		Liabilities in Excess of Other Assets	(329,208,744)	(4.6)
		Net Assets	$7,123,827,937	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†	Unless otherwise indicated, principal amount is shown in USD.
(1)	All or a portion of this security is pledged to cover open written call options at June 30, 2019.
(2)	Non-income producing security.
(3)	The grouping contains securities on loan.
(4)	Security, or a portion of the security, is on loan.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2019, the Portfolio held restricted securities with a fair value of $5,325,555 or 0.1% of net assets. Please refer to the table below for additional details.
(7)	The grouping contains non-income producing securities.
(8)	Preferred Stock may be called prior to convertible date.
(9)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(10)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(11)	Represents securities purchased with cash collateral received for securities on loan.
(12)	Rate shown is the 7-day yield as of June 30, 2019.
Reference Rate Abbreviations:
US0001M         1-month LIBOR
US0003M         3-month LIBOR

See Accompanying Notes to Financial Statements

61

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock*	$4,319,251,028	$—	$—	$4,319,251,028
Preferred Stock	330,132,548	64,978,329	5,325,555	400,436,432
Purchased Options	—	1,289,172	—	1,289,172
Corporate Bonds/Notes	—	1,340,350,637	—	1,340,350,637
Bank Loans	—	458,971,896	—	458,971,896
U.S. Treasury Obligations	—	222,970,643	—	222,970,643
Asset-Backed Securities	—	21,230,912	—	21,230,912
Short-Term Investments	415,006,532	273,529,429	—	688,535,961
Total Investments, at fair value	$5,064,390,108	$2,383,321,018	$5,325,555	$7,453,036,681
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(56,335,625)	$—	$(56,335,625)
Total Liabilities	$—	$(56,335,625)	$—	$(56,335,625)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2019, VY® T. Rowe Price Capital Appreciation Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Aurora Innovation, Inc., — Series B	3/1/2019	$5,325,555	$5,325,555
		$5,325,555	$5,325,555

At June 30, 2019, the following OTC purchased equity options were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Description	Counterparty	Put/ Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Cost	Fair Value
Conagra Brands, Inc.	Citigroup Global Markets	Call	01/17/20	25.000	USD	4,100	10,873,200	$574,277	$1,289,172
								$574,277	$1,289,172

At June 30, 2019, the following OTC written equity options were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Description	Counterparty	Put/ Call	Expiration Date	Exercise Price		Number of Contracts		Notional Amount	Premiums Received	Fair Value
Alphabet, Inc. — Class C	Citigroup Global Markets	Call	01/17/20	USD	1,300.000	319	USD	34,481,029	$1,539,076	$(392,150)
Alphabet, Inc. — Class C	Citigroup Global Markets	Call	01/17/20	USD	1,340.000	76	USD	8,214,916	603,766	(62,359)
Alphabet, Inc. — Class C	Citigroup Global Markets	Call	01/17/20	USD	1,365.000	289	USD	31,238,299	843,200	(182,736)
Alphabet, Inc. — Class C	Citigroup Global Markets	Call	01/17/20	USD	1,400.000	77	USD	8,323,007	475,703	(34,100)
Alphabet, Inc. — Class C	Citigroup Global Markets	Call	01/17/20	USD	1,500.000	77	USD	8,323,007	310,803	(12,356)
Amazon.com, Inc.	Citigroup Global Markets	Call	01/17/20	USD	1,800.000	59	USD	11,172,417	1,105,424	(1,249,459)
Amazon.com, Inc.	Citigroup Global Markets	Call	01/17/20	USD	2,000.000	20	USD	3,787,260	232,160	(217,402)
Amazon.com, Inc.	Citigroup Global Markets	Call	01/17/20	USD	2,025.000	20	USD	3,787,260	218,160	(197,577)
Amazon.com, Inc.	Citigroup Global Markets	Call	01/17/20	USD	2,100.000	20	USD	3,787,260	179,160	(146,706)
Amazon.com, Inc.	Citigroup Global Markets	Call	01/17/20	USD	2,300.000	92	USD	17,421,396	982,555	(285,500)
Amazon.com, Inc.	Credit Suisse Securities (USA) LLC	Call	01/17/20	USD	2,500.000	39	USD	7,385,157	481,544	(46,343)
Amazon.com, Inc.	Credit Suisse Securities (USA) LLC	Call	01/17/20	USD	2,600.000	39	USD	7,385,157	400,532	(28,503)
Amazon.com, Inc.	Credit Suisse Securities (USA) LLC	Call	01/17/20	USD	2,700.000	40	USD	7,574,520	341,896	(18,090)
American Electric Power Co., Inc.	Citigroup Global Markets	Call	01/17/20	USD	82.500	588	USD	5,174,988	187,306	(447,404)
American Electric Power Co., Inc.	Citigroup Global Markets	Call	01/17/20	USD	85.000	2,666	USD	23,463,466	376,925	(1,579,753)
American Tower Corp.	Credit Suisse Securities (USA) LLC	Call	01/17/20	USD	170.000	465	USD	9,506,925	497,594	(1,747,045)
American Tower Corp.	Credit Suisse Securities (USA) LLC	Call	01/17/20	USD	175.000	1,314	USD	26,864,730	1,008,724	(4,378,204)

See Accompanying Notes to Financial Statements

62

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Description	Counterparty	Put/ Call	Expiration Date	Exercise Price		Number of Contracts		Notional Amount	Premiums Received	Fair Value
Anthem Inc.	Citigroup Global Markets	Call	01/17/20	USD	300.000	227	USD	6,406,167	$412,459	$(328,703)
Anthem Inc.	Citigroup Global Markets	Call	01/17/20	USD	310.000	227	USD	6,406,167	321,659	(247,817)
Anthem Inc.	Citigroup Global Markets	Call	01/17/20	USD	330.000	462	USD	13,038,102	762,171	(268,370)
Facebook, Inc. — Class A	JPMorgan Chase Bank N.A.	Call	01/17/20	USD	220.000	1,589	USD	30,667,700	671,852	(1,259,747)
McDonald’s Corp.	Credit Suisse Securiites (USA) LLC	Call	01/17/20	USD	195.000	599	USD	12,438,834	558,047	(1,116,342)
McDonald’s Corp.	Credit Suisse Securities (USA) LLC	Call	01/17/20	USD	200.000	599	USD	12,438,834	458,955	(906,492)
Microsoft Corp.	Citigroup Global Markets	Call	01/17/20	USD	120.000	886	USD	11,868,856	549,648	(1,638,317)
Microsoft Corp.	Citigroup Global Markets	Call	01/17/20	USD	125.000	3,471	USD	46,497,516	1,770,497	(5,177,788)
Microsoft Corp.	Citigroup Global Markets	Call	01/17/20	USD	130.000	3,470	USD	46,484,120	1,238,314	(4,040,603)
Microsoft Corp.	Citigroup Global Markets	Call	01/17/20	USD	135.000	1,595	USD	21,366,620	939,310	(1,402,038)
NextEra Energy, Inc.	Citigroup Global Markets	Call	01/17/20	USD	195.000	308	USD	6,309,688	107,492	(501,484)
NextEra Energy, Inc.	Credit Suisse Securities (USA) LLC	Call	01/17/20	USD	200.000	2,009	USD	41,156,374	866,989	(2,581,289)
S&P Global, Inc.	Citigroup Global Markets	Call	01/17/20	USD	220.000	651	USD	14,829,129	628,247	(1,238,997)
S&P Global, Inc.	Citigroup Global Markets	Call	01/17/20	USD	230.000	652	USD	14,851,908	375,546	(852,514)
Texas Instruments, Inc.	Goldman Sachs & Co.	Call	01/17/20	USD	130.000	1,596	USD	18,315,696	662,082	(480,474)
Texas Instruments, Inc.	JPMorgan Chase Bank N.A.	Call	01/17/20	USD	120.000	657	USD	7,539,732	167,995	(409,037)
Texas Instruments, Inc.	RBC Capital Markets, LLC	Call	01/17/20	USD	125.000	3,049	USD	34,990,324	1,004,591	(1,337,503)
UnitedHealth Group, Inc.	Citigroup Global Markets	Call	01/17/20	USD	280.000	265	USD	6,466,265	290,027	(110,712)
UnitedHealth Group, Inc.	Citigroup Global Markets	Call	01/17/20	USD	300.000	456	USD	11,126,856	669,522	(71,466)
UnitedHealth Group, Inc.	Goldman Sachs & Co.	Call	01/17/20	USD	270.000	676	USD	16,495,076	847,615	(444,180)
UnitedHealth Group, Inc.	Goldman Sachs & Co.	Call	01/17/20	USD	290.000	461	USD	11,248,861	839,195	(119,156)
UnitedHealth Group, Inc.	JPMorgan Chase Bank N.A.	Call	01/17/20	USD	310.000	1,193	USD	29,110,393	1,003,844	(111,711)
Visa, Inc. — Class A	Credit Suisse Securities (USA) LLC	Call	01/17/20	USD	150.000	549	USD	9,527,895	508,594	(1,547,280)
Visa, Inc. — Class A	Credit Suisse Securities (USA) LLC	Call	01/17/20	USD	155.000	549	USD	9,527,895	413,177	(1,321,948)
Visa, Inc. — Class A	Credit Suisse Securities (USA) LLC	Call	01/17/20	USD	160.000	885	USD	15,359,175	612,574	(1,785,995)
Visa, Inc. — Class A	Credit Suisse Securities (USA) LLC	Call	01/17/20	USD	165.000	758	USD	13,155,090	378,722	(1,253,235)
Visa, Inc. — Class A	Credit Suisse Securities (USA) LLC	Call	01/17/20	USD	170.000	1,512	USD	26,240,760	836,524	(1,985,377)
Visa, Inc. — Class A	Credit Suisse Securities (USA) LLC	Call	01/17/20	USD	175.000	2,571	USD	44,619,705	1,136,243	(2,612,819)
Yum! Brands, Inc.	Citigroup Global Markets	Call	01/17/20	USD	100.000	843	USD	9,329,481	306,076	(1,135,039)
Yum! Brands, Inc.	Citigroup Global Markets	Call	01/17/20	USD	105.000	3,356	USD	37,140,852	776,634	(3,251,626)
Alphabet, Inc. — Class A	Goldman Sachs & Co.	Call	01/17/20	USD	1,270.000	37	USD	4,006,360	193,766	(65,111)
Alphabet, Inc. — Class A	Goldman Sachs & Co.	Call	01/17/20	USD	1,300.000	38	USD	4,114,640	160,966	(49,981)
Alphabet, Inc. — Class A	Goldman Sachs & Co.	Call	01/17/20	USD	1,350.000	38	USD	4,114,640	110,123	(30,223)
Alphabet, Inc. — Class C	Citigroup Global Markets	Call	01/17/20	USD	1,350.000	98	USD	10,592,918	372,106	(72,595)
American Electric Power Co., Inc.	Citigroup Global Markets	Call	01/17/20	USD	95.000	1,959	USD	17,241,159	342,405	(289,205)
Danaher Corp.	Citigroup Global Markets	Call	01/17/20	USD	150.000	323	USD	4,616,316	84,768	(182,274)
Facebook, Inc. — Class A	JPMorgan Chase Bank N.A.	Call	01/17/20	USD	200.000	949	USD	18,315,700	930,096	(1,430,136)
Fiserv, Inc.	Credit Suisse Securities (USA) LLC	Call	12/20/19	USD	95.000	788	USD	7,183,408	193,769	(368,992)
Hilton Worldwide Holdings, Inc.	Citigroup Global Markets	Call	01/17/20	USD	95.000	775	USD	7,574,850	339,737	(648,947)
Hilton Worldwide Holdings, Inc.	Citigroup Global Markets	Call	01/17/20	USD	97.500	775	USD	7,574,850	269,590	(533,336)
Microsoft Corp.	Citigroup Global Markets	Call	01/17/20	USD	140.000	2,283	USD	30,583,068	1,063,350	(1,453,339)
Visa, Inc. — Class A	Goldman Sachs & Co.	Call	01/17/20	USD	180.000	624	USD	10,829,520	412,339	(472,649)
Yum! Brands, Inc.	Citigroup Global Markets	Call	01/17/20	USD	120.000	511	USD	5,655,237	81,910	(113,631)
Yum! Brands, Inc.	Citigroup Global Markets	Call	01/17/20	USD	125.000	511	USD	5,655,237	39,141	(61,460)
									$34,493,195	$(56,335,625)

Currency Abbreviations
USD-United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2019 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Investments in securities at value*	$1,289,172
Total Asset Derivatives		$1,289,172
Liability Derivatives
Equity contracts	Written options, at fair value	$56,335,625
Total Liability Derivatives		$56,335,625

*	Includes purchased options.

See Accompanying Notes to Financial Statements

63

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended June 30, 2019 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Written options
Equity contracts	$21,771,539
Total	$21,771,539

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Written options	Totals
Equity contracts	$714,895	$(37,600,935)	$(36,886,040)
Total	$714,895	$(37,600,935)	$(36,886,040)

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2019:

	Citigroup Global Markets	Credit Suisse Securities (USA) LLC	Goldman Sachs & Co.	JPMorgan Chase Bank N.A.	RBC Capital Markets	Totals
Assets:
Purchased options	$1,289,172	$—	$—	$—	$—	$1,289,172
Total Assets	$1,289,172	$—	$—	$—	$—	$1,289,172
Liabilities:
Written options	$28,427,763	$21,697,954	$1,661,774	$3,210,631	$1,337,503	$56,335,625
Total Liabilities	$28,427,763	$21,697,954	$1,661,774	$3,210,631	$1,337,503	$56,335,625
Net OTC derivative instruments by counterparty, at fair value	$(27,138,591)	$(21,697,954)	$(1,661,774)	$(3,210,631)	$(1,337,503)	$(55,046,453)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$(27,138,591)	$(21,697,954)	$(1,661,774)	$(3,210,631)	$(1,337,503)	$(55,046,453)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $6,432,765,794.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,029,945,908
Gross Unrealized Depreciation	(66,009,838)
Net Unrealized Appreciation	$963,936,070

See Accompanying Notes to Financial Statements

64

VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED)

Sector Diversification
as of June 30, 2019
(as a percentage of net assets)

Financials	23.0%
Health Care	13.1%
Industrials	11.6%
Energy	9.6%
Information Technology	8.4%
Utilities	8.0%
Consumer Staples	7.7%
Communication Services	6.6%
Materials	4.5%
Real Estate	3.0%
Consumer Discretionary	2.3%
Consumer, Cyclical	0.2%
Assets in Excess of Other Liabilities*	2.0%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 94.7%
		Communication Services: 6.6%
226,095		Comcast Corp. — Class A	$9,559,297	1.2
222,746		Fox Corp. — Class B	8,136,911	1.0
496,954		News Corp — Class A	6,703,909	0.8
279,158		Verizon Communications, Inc.	15,948,297	2.0
744,529		Other Securities	13,308,941	1.6
			53,657,355	6.6

		Consumer Discretionary: 2.3%
128,879		Las Vegas Sands Corp.	7,615,460	0.9
544,636	(1),(2)	Other Securities	11,615,532	1.4
			19,230,992	2.3

		Consumer Staples: 7.7%
315,380		Conagra Brands, Inc.	8,363,878	1.0
101,899		Kimberly-Clark Corp.	13,581,099	1.7
129,178		Philip Morris International, Inc.	10,144,348	1.2
173,601		Tyson Foods, Inc.	14,016,545	1.7
77,600		Walmart, Inc.	8,574,024	1.1
155,132		Other Securities	8,147,699	1.0
			62,827,593	7.7

		Energy: 9.6%
59,896		Chevron Corp.	7,453,458	0.9

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Energy: (continued)
224,957		Exxon Mobil Corp.	$17,238,455	2.1
189,800		Occidental Petroleum Corp.	9,543,144	1.2
289,700		TC Energy Corp.	14,345,944	1.8
308,300		Total S.A. ADR	17,200,057	2.1
215,988		Other Securities	12,667,078	1.5
			78,448,136	9.6

		Financials: 22.8%
255,702		American International Group, Inc.	13,623,802	1.7
97,203		Chubb Ltd.	14,317,030	1.7
91,200		Citigroup, Inc.	6,386,736	0.8
397,200		Fifth Third Bancorp	11,081,880	1.4
226,312		JPMorgan Chase & Co.	25,301,682	3.1
153,499		Loews Corp.	8,391,790	1.0
238,289		Metlife, Inc.	11,835,815	1.4
314,405		Morgan Stanley	13,774,083	1.7
63,825		PNC Financial Services Group, Inc.	8,761,896	1.1
168,000		State Street Corp.	9,418,080	1.2
196,845		US Bancorp	10,314,678	1.3
595,000		Wells Fargo & Co.	28,155,400	3.4
489,595	(1),(2)	Other Securities	24,915,140	3.0
			186,278,012	22.8

		Health Care: 12.3%
45,502		Anthem, Inc.	12,841,119	1.6
178,123		CVS Health Corp.	9,705,922	1.2
143,353		Gilead Sciences, Inc.	9,684,929	1.2
115,468		Johnson & Johnson	16,082,383	1.9
115,927		Medtronic PLC	11,290,131	1.4
379,976		Pfizer, Inc.	16,460,560	2.0
515,833		Other Securities	24,885,158	3.0
			100,950,202	12.3

		Industrials: 11.6%
41,247		Boeing Co.	15,014,320	1.8
925,700		General Electric Co.	9,719,850	1.2
78,747		Harris Corp.	14,893,420	1.8
246,834		Johnson Controls International plc	10,196,713	1.2
288,707		Nielsen Holdings PLC	6,524,778	0.8
100,595		United Parcel Service, Inc. — Class B	10,388,446	1.3
484,433	(1),(2)	Other Securities	28,305,279	3.5
			95,042,806	11.6

		Information Technology: 8.4%
216,163		Cisco Systems, Inc.	11,830,601	1.4
125,817		Microsoft Corp.	16,854,445	2.1
247,912		Qualcomm, Inc.	18,858,666	2.3

See Accompanying Notes to Financial Statements

65

VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
360,579		Other Securities	$21,276,175	2.6
			68,819,887	8.4

		Materials: 4.5%
158,300		CF Industries Holdings, Inc.	7,394,193	0.9
107,747		DowDuPont, Inc.	8,088,567	1.0
163,893		International Paper Co.	7,099,845	0.9
276,256	(2)	Other Securities	13,955,738	1.7
			36,538,343	4.5

		Real Estate: 3.0%
99,950		Equity Residential	7,588,204	0.9
318,324		Weyerhaeuser Co.	8,384,654	1.0
206,343		Other Securities	8,856,334	1.1
			24,829,192	3.0

		Utilities: 5.9%
414,897		NiSource, Inc.	11,949,034	1.5
334,129		Southern Co.	18,470,651	2.3
255,945	(2)	Other Securities	17,530,996	2.1
			47,950,681	5.9

		Total Common Stock (Cost $637,461,555)	774,573,199	94.7

PREFERRED STOCK: 2.7%
		Health Care: 0.8%
108,966	(3)	Becton Dickinson and Co.	6,746,085	0.8

		Utilities: 1.9%
114,455	(3)	NextEra Energy, Inc.	7,431,563	0.9
85,551	(1),(2)	Other Securities	7,604,161	1.0
			15,035,724	1.9

		Total Preferred Stock (Cost $17,848,428)	21,781,809	2.7

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 0.4%
		Consumer, Cyclical: 0.2%
1,776,000	(4)	Mattel, Inc., 6.750%, 12/31/2025	1,831,500	0.2

		Utilities: 0.2%
1,735,000	(1),(5)	Other Securities	1,575,182	0.2
		Total Corporate Bonds/Notes (Cost $3,066,019)	3,406,682	0.4

Principal Amount†			Value	Percentage of Net Assets

CONVERTIBLE BONDS/NOTES: 0.2%
		Financial: 0.2%
1,632,000	(4)	AXA SA, 7.250%, 05/15/2021	$1,679,287	0.2
		Total Convertible Bonds/Notes (Cost $1,632,000)	1,679,287	0.2

		Total Long-Term Investments (Cost $660,008,002)	801,440,977	98.0

SHORT-TERM INVESTMENTS: 2.4%
		Repurchase Agreements: 0.9%
1,650,401	(6)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,650,740, collateralized by various U.S. Government Agency Obligations, 3.298%–4.500%, Market Value plus accrued interest $1,683,409, due 06/01/46–07/01/49)	1,650,401	0.2
1,650,401	(6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $1,650,744, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–10.000%, Market Value plus accrued interest $1,683,409, due 06/30/19–05/20/69)	1,650,401	0.2
1,650,401	(6)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,650,740, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–9.500%, Market Value plus accrued interest $1,683,409, due 07/02/19–01/20/63)	1,650,401	0.2

See Accompanying Notes to Financial Statements

66

VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements: (continued)
1,650,401	(6)	Jefferies LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $1,650,743, collateralized by various U.S. Government Agency Obligations, 0.000%–2.650%, Market Value plus accrued interest $1,683,417, due 07/05/19–08/16/23)	$1,650,401	0.2
488,782	(6)	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $488,884, collateralized by various U.S. Government Securities, 0.875%–1.750%, Market Value plus accrued interest $498,558, due 07/31/19–06/30/22)	488,782	0.1
			7,090,386	0.9

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.5%
12,440,200	(7)	T. Rowe Price Government Reserve Fund, 2.460% (Cost $12,440,200)	$12,440,200	1.5
		Total Short-Term Investments (Cost $19,530,586)	19,530,586	2.4

		Total Investments in Securities (Cost $679,538,588)	$820,971,563	100.4
		Liabilities in Excess of Other Assets	(3,268,040)	(0.4)
		Net Assets	$817,703,523	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	The grouping contains securities on loan.
(2)	The grouping contains non-income producing securities.
(3)	Non-income producing security.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	The grouping contains securities in default.
(6)	Represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of June 30, 2019.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$49,456,069	$4,201,286	$—	$53,657,355
Consumer Discretionary	19,230,992	—	—	19,230,992
Consumer Staples	62,827,593	—	—	62,827,593
Energy	78,448,136	—	—	78,448,136
Financials	186,278,012	—	—	186,278,012
Health Care	95,445,868	5,504,334	—	100,950,202
Industrials	95,042,806	—	—	95,042,806
Information Technology	68,819,887	—	—	68,819,887
Materials	35,285,156	1,253,187	—	36,538,343
Real Estate	24,829,192	—	—	24,829,192
Utilities	47,950,681	—	—	47,950,681
Total Common Stock	763,614,392	10,958,807	—	774,573,199

See Accompanying Notes to Financial Statements

67

VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table (continued)
Investments, at fair value (continued)
Preferred Stock	$21,781,809	$—	$—	$21,781,809
Corporate Bonds/Notes	—	3,406,682	—	3,406,682
Convertible Bonds/Notes	—	1,679,287	—	1,679,287
Short-Term Investments	12,440,200	7,090,386	—	19,530,586
Total Investments, at fair value	$797,836,401	$23,135,162	$—	$820,971,563
Liabilities Table
Other Financial Instruments+
Futures	$(8,556)	$—	$—	$(8,556)
Total Liabilities	$(8,556)	$—	$—	$(8,556)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2019, the following futures contracts were outstanding for VY® T. Rowe Price Equity Income Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	11	09/20/19	$1,619,310	$(8,556)
			$1,619,310	$(8,556)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2019 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets-Unrealized depreciation*	$ 8,556
Total Liability Derivatives		$ 8,556

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(8,556)
Total	$(8,556)

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $683,817,396.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$174,836,338
Gross Unrealized Depreciation	(37,691,117)
Net Unrealized Appreciation	$137,145,221

See Accompanying Notes to Financial Statements

68

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED)

Geographic Diversification
as of June 30, 2019
(as a percentage of net assets)

Japan	13.6%
United Kingdom	8.1%
France	7.1%
China	6.9%
Switzerland	6.7%
Netherlands	5.3%
India	5.1%
Canada	4.8%
Germany	4.6%
South Africa	4.0%
Countries between 0.3%–3.8%ˆ	30.0%
Assets in Excess of Other Liabilities*	3.8%
Net Assets	100.0%

* Includes short-term investments.
ˆ Includes 21 countries, which each represents 0.3%–3.8% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 95.6%
		Argentina: 0.3%
6,619	(1)	Other Securities	$668,850	0.3

		Australia: 2.0%
251,129		Amcor PLC	2,857,467	1.3
619,045		Other Securities	1,387,676	0.7
			4,245,143	2.0

		Austria: 1.1%
65,353		Erste Group Bank AG	2,423,562	1.1

		Belgium: 0.3%
4,456	(1)	Other Securities	575,508	0.3

		Bermuda: 0.5%
60,613	(1)	Other Securities	1,041,937	0.5

		Brazil: 1.1%
187,291	(1)	Other Securities	2,302,668	1.1

		Canada: 4.8%
61,825		Magna International, Inc.	3,072,702	1.5
26,690		Restaurant Brands International, Inc.	1,856,023	0.9
18,300		Waste Connections, Inc.	1,749,114	0.8
303,684	(1)	Other Securities	3,424,270	1.6
			10,102,109	4.8

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		China: 6.7%
22,521	(2)	Alibaba Group Holding Ltd. ADR	$3,816,184	1.8
71,800		Tencent Holdings Ltd.	3,248,190	1.5
1,070,251	(1)	Other Securities	7,284,818	3.4
			14,349,192	6.7

		Finland: 0.8%
37,103		Sampo OYJ	1,751,427	0.8

		France: 7.1%
15,132		Air Liquide SA	2,116,489	1.0
1,552		Dassault Aviation SA	2,230,681	1.0
20,511		EssilorLuxottica SA	2,673,033	1.3
37,098		Thales S.A.	4,582,424	2.1
51,709	(1)	Other Securities	3,552,019	1.7
			15,154,646	7.1

		Germany: 4.4%
35,301		Bayer AG	2,448,488	1.2
14,292		SAP SE	1,959,317	0.9
26,161	(2),(3)	Zalando SE	1,158,322	0.5
59,236		Other Securities	3,824,339	1.8
			9,390,466	4.4

		Hong Kong: 3.8%
369,000		AIA Group Ltd.	3,984,795	1.9
124,000	(2),(3)	Hansoh Pharmaceutical Group Co. Ltd.	327,790	0.2
38,000		Jardine Matheson Holdings Ltd.	2,396,775	1.1
130,240		Other Securities	1,284,655	0.6
			7,994,015	3.8

		India: 5.1%
186,272	(2)	Axis Bank Ltd.	2,181,237	1.0
132,192		Housing Development Finance Corp.	4,197,512	2.0
1,420,725		NTPC Ltd.	2,909,268	1.4
248,086		Other Securities	1,524,226	0.7
			10,812,243	5.1

		Indonesia: 1.7%
1,220,100		Bank Central Asia Tbk PT	2,589,145	1.2
22,383,000		Other Securities	1,115,590	0.5
			3,704,735	1.7

		Italy: 1.0%
280,499		Banca Mediolanum SpA	2,066,136	1.0

		Japan: 13.6%
145,900		Mitsubishi Electric Corp.	1,928,810	0.9
40,500		Murata Manufacturing Co., Ltd.	1,823,340	0.9
66,800		Nippon Telegraph & Telephone Corp.	3,112,192	1.5
81,800		Seven & I Holdings Co., Ltd.	2,771,498	1.3

See Accompanying Notes to Financial Statements

69

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Japan: (continued)
120,160	Takeda Pharmaceutical Co., Ltd.	$4,274,432	2.0
991,600	Other Securities	14,901,062	7.0
		28,811,334	13.6

	Netherlands: 5.3%
13,178	Airbus SE	1,864,971	0.9
12,707	ASML Holding NV	2,644,199	1.2
74,962	Koninklijke Philips NV	3,259,044	1.5
35,805	NXP Semiconductor NV — NXPI — US	3,494,926	1.7
		11,263,140	5.3

	Peru: 0.6%
5,794	Other Securities	1,326,305	0.6

	Philippines: 0.4%
41,260	Other Securities	780,555	0.4

	Portugal: 2.4%
175,291	Galp Energia SGPS SA	2,695,848	1.3
152,506	Jeronimo Martins SGPS SA	2,458,270	1.1
		5,154,118	2.4

	Saudi Arabia: 0.3%
33,470	Other Securities	621,447	0.3

	South Africa: 4.0%
404,990	FirstRand Ltd.	1,972,494	1.0
26,558	Naspers Ltd.	6,428,371	3.0
		8,400,865	4.0

	South Korea: 3.5%
25,986	NAVER Corp.	2,568,219	1.2
88,599	Samsung Electronics Co., Ltd.	3,607,782	1.7
1,074	Other Securities	1,223,249	0.6
		7,399,250	3.5

	Spain: 1.3%
29,406	Amadeus IT Group SA	2,330,293	1.1
18,976	Other Securities	400,394	0.2
		2,730,687	1.3

	Sweden: 2.6%
142,651	Essity AB	4,388,432	2.0
21,746	Other Securities	1,209,157	0.6
		5,597,589	2.6

	Switzerland: 6.7%
39,533	Julius Baer Group Ltd.	1,761,356	0.8
7,929	Lonza Group AG	2,676,774	1.3
38,539	Nestle SA	3,989,644	1.9
263,565	UBS Group AG	3,132,535	1.5
7,170	Other Securities	2,654,705	1.2
		14,215,014	6.7

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Taiwan: 1.8%
448,000		Taiwan Semiconductor Manufacturing Co., Ltd.	$3,426,476	1.6
4,000		Other Securities	499,574	0.2
			3,926,050	1.8

		Thailand: 0.7%
539,200		Other Securities	1,513,423	0.7

		United Arab Emirates: 0.8%
59,795	(2),(3)	Network International Holdings PLC	450,306	0.2
292,042		Other Securities	1,183,794	0.6
			1,634,100	0.8

		United Kingdom: 7.9%
87,090		British American Tobacco PLC	3,040,840	1.4
332,568	(3)	ConvaTec Group PLC	616,210	0.3
12,047		Linde PLC	2,419,714	1.1
26,255		London Stock Exchange Group PLC	1,829,571	0.9
94,792		Prudential PLC	2,069,409	1.0
82,490		Smith & Nephew PLC	1,791,245	0.8
722,390	(1)	Other Securities	5,034,581	2.4
			16,801,570	7.9

		United States: 3.0%
1,115	(2)	Booking Holdings, Inc.	2,090,302	1.0
10,100		Mastercard, Inc. — Class A	2,671,753	1.3
20,414		Other Securities	1,603,111	0.7
			6,365,166	3.0
		Total Common Stock (Cost $178,095,571)	203,123,250	95.6

PREFERRED STOCK: 0.6%
		China: 0.2%
9,427	(2),(4), (5)	Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	452,402	0.2

		Germany: 0.2%
1,978		Other Securities	405,657	0.2

		United Kingdom: 0.2%
990	(2),(4), (5)	Roofoods Ltd. — Series G	413,722	0.2
		Total Preferred Stock (Cost $946,260)	1,271,781	0.6
		Total Long-Term Investments (Cost $179,041,831)	204,395,031	96.2

See Accompanying Notes to Financial Statements

70

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.7%
		Mutual Funds: 2.7%
5,701,521	(6)	T. Rowe Price Government Reserve Fund, 2.460% (Cost $5,701,521)	$5,701,521	2.7
		Total Short-Term Investments (Cost $5,701,521)	5,701,521	2.7
		Total Investments in Securities (Cost $184,743,352)	$210,096,552	98.9
		Assets in Excess of Other Liabilities	2,392,795	1.1
		Net Assets	$212,489,347	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
ADR	American Depositary Receipt
(1)	The grouping contains non-income producing securities.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2019, the Portfolio held restricted securities with a fair value of $866,124 or 0.4% of net assets. Please refer to the table below for additional details.
(6)	Rate shown is the 7-day yield as of June 30, 2019.

Sector Diversification	Percentage of Net Assets
Financials	16.9%
Consumer Discretionary	14.7
Information Technology	13.4
Consumer Staples	12.3
Health Care	11.1
Industrials	11.0
Communication Services	7.6
Materials	4.4
Energy	2.9
Utilities	1.4
Real Estate	0.5
Short-Term Investments	2.7
Assets in Excess of Other Liabilities	1.1
Net Assets	100.0%

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock
Argentina	$668,850	$—	$—	$668,850
Australia	—	4,245,143	—	4,245,143
Austria	—	2,423,562	—	2,423,562
Belgium	—	575,508	—	575,508
Bermuda	1,041,937	—	—	1,041,937
Brazil	2,302,668	—	—	2,302,668
Canada	10,102,109	—	—	10,102,109
China	4,889,363	9,459,829	—	14,349,192
Finland	—	1,751,427	—	1,751,427
France	2,230,681	12,923,965	—	15,154,646
Germany	947,427	8,443,039	—	9,390,466
Hong Kong	327,790	7,666,225	—	7,994,015
India	2,909,268	7,902,975	—	10,812,243
Indonesia	—	3,704,735	—	3,704,735
Italy	—	2,066,136	—	2,066,136
Japan	—	28,811,334	—	28,811,334
Netherlands	3,494,926	7,768,214	—	11,263,140
Peru	1,326,305	—	—	1,326,305
Philippines	—	780,555	—	780,555
Portugal	—	5,154,118	—	5,154,118
Saudi Arabia	—	621,447	—	621,447
South Africa	—	8,400,865	—	8,400,865
South Korea	—	7,399,250	—	7,399,250
Spain	400,394	2,330,293	—	2,730,687
Sweden	—	5,597,589	—	5,597,589
Switzerland	—	14,215,014	—	14,215,014
Taiwan	—	3,926,050	—	3,926,050
See Accompanying Notes to Financial Statements

71

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table (continued)
Investments, at fair value (continued)
Common Stock (continued)
Thailand	$—	$1,513,423	$—	$1,513,423
United Arab Emirates	450,306	1,183,794	—	1,634,100
United Kingdom	1,774,161	15,027,409	—	16,801,570
United States	6,365,166	—	—	6,365,166
Total Common Stock	39,231,351	163,891,899	—	203,123,250
Preferred Stock	—	405,657	866,124	1,271,781
Short-Term Investments	5,701,521	—	—	5,701,521
Total Investments, at fair value	$44,932,872	$164,297,556	$866,124	$210,096,552
Other Financial Instruments+
Forward Foreign Currency Contracts	—	74	—	74
Total Assets	$44,932,872	$164,297,630	$866,124	$210,096,626
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(5,488)	$—	$(5,488)
Written Options	—	(5,570)	—	(5,570)
Total Liabilities	$—	$(11,058)	$—	$(11,058)

(1)	For the period ended June 30, 2019, as a result of the fair value pricing procedures for international equities utilized by the Portfolio (Note 2) certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2019, securities valued at $3,477,814 and $2,716,631 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2019, VY® T. Rowe Price International Stock Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Roofoods Ltd. - Series G	5/16/2019	$413,722	$413,722
Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	10/19/2015	258,547	452,402
		$672,269	$866,124

At June 30, 2019, the following forward foreign currency contracts were outstanding for VY® T. Rowe Price International Stock Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 1,026,737	JPY 111,154,000	Citibank N.A.	07/16/19	$(5,387)
USD 19,702	JPY 2,116,190	The Bank of New York Mellon	07/01/19	74
USD 41,468	JPY 4,478,090	The Bank of New York Mellon	07/02/19	(67)
USD 22,240	CNY 152,952	The Bank of New York Mellon	07/03/19	(30)
USD 3,242	CNY 22,295	The Bank of New York Mellon	07/03/19	(4)
				$(5,414)

At June 30, 2019, the following OTC written equity options were outstanding for VY® T. Rowe Price International Stock Portfolio:

Description	Counterparty	Put/ Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Erste Group Bank AG	Morgan Stanley & Co.	Call	07/19/19	EUR	34.000	58	EUR	189,312	$5,047	$—
Julius Baer Group Ltd.	Morgan Stanley & Co.	Call	07/19/19	CHF	42.000	27	CHF	117,342	1,578	(5,570)
									$6,625	$(5,570)

See Accompanying Notes to Financial Statements

72

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Currency Abbreviations

CHF — Swiss Franc
CNY — Chinese Yuan
EUR — EU Euro
JPY — Japanese Yen
USD — United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2019 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$74
Total Asset Derivatives		$74
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$5,488
Equity contracts	Written options, at fair value	5,570
Total Liability Derivatives		$11,058

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended June 30, 2019 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Written Options	Total
Equity contracts	$—	$631	$631
Foreign exchange contracts	(32,475)	—	(32,475)
Total	$(32,475)	$631	$(31,844)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Written Options	Total
Equity contracts	$—	$1,055	$1,055
Foreign exchange contracts	32,464	—	32,464
Total	$32,464	$1,055	$33,519

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2019:

	Citibank N.A.	The Bank of New York Mellon	Totals
Assets:
Forward foreign currency contracts	$—	$74	$74
Total Assets	$—	$74	$74

Liabilities:
Forward foreign currency contracts	$5,387	$101	$5,488
Total Liabilities	$5,387	$101	$5,488

Net OTC derivative instruments by counterparty, at fair value	$(5,387)	$(27)	(5,414)

Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$(5,387)	$(27)	$(5,414)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

73

VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $186,617,100.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$37,826,319
Gross Unrealized Depreciation	(13,771,926)
Net Unrealized Appreciation	$24,054,393

See Accompanying Notes to Financial Statements

74

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Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	VPSAR-VIT1AISS2 (0619-082319)

Semi-Annual Report
June 30, 2019
Classes ADV, I, P2, R6, S and S2
Voya Investors Trust
■
Voya Balanced Income Portfolio (formerly, VY® Franklin Income Portfolio)

■
Voya High Yield Portfolio

■
Voya Large Cap Growth Portfolio

■
Voya Large Cap Value Portfolio

■
Voya Limited Maturity Bond Portfolio

■
Voya U.S. Stock Index Portfolio

■
VY® Clarion Real Estate Portfolio

■
VY® JPMorgan Small Cap Core Equity Portfolio

■
VY® Templeton Global Growth Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-800-283-3427. Your election to receive reports in paper will apply to all the funds in which you invest.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, available for filings after March 31, 2019. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Form N-Q or Form N-PORT is available on the SEC’s website at www.sec.gov. The Portfolios’ complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, are available: on www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

President’s Letter

Staying the Course for the Long Term
Dear Shareholder,
The S&P 500® Index turned in an impressive year-to-date (“YTD”) return of 18.54%; despite the trade/tariff impasse and concerns about global economic slowdown, both U.S. and international markets notched positive YTD returns. Bonds also posted solid YTD returns as the U.S. Federal Reserve Board (“Fed”) called time out from its program of interest rate hikes and hinted at the prospect of rate cuts.
May’s sharp sell-off in stocks was swiftly countered by a rally in June that helped drive global equity markets to their best first half-year performance in over two decades — yet another example of the resilience the markets and economy have displayed throughout this expansion, now the longest on record. Our view continues to be that global economic expansion will persist through 2019 and into 2020. Though there has been some softness in recent U.S. economic data, the Fed seems to be cognizant of the risks facing the economy and we believe it will provide the support necessary to prolong the cycle.
The downturn in May, followed quickly by the June rally, reminds us that volatility is an ever-present factor in the financial markets, with a penchant for appearing unannounced. Predicting downturns, with the intention of avoiding losses, is thus a futile endeavor. Seeking to avoid a loss, for example, by pulling back from equities, might expose investors to the risk of missing the next potential period of gain.
Remember that investing is for the long haul, and it’s usually inadvisable to abandon one’s long-term strategy for a short-term opportunity. We believe investors should stay focused on their long-term goals and not try to time market downturns or upturns. Only if those long-term goals change should one consider making changes to the investment strategy, and then only after thorough discussion with an investment advisor.
Voya seeks to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
July 29, 2019
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

Market Perspective: Six Months Ended June 30, 2019

Many investors must have greeted the new year with trepidation. Global equities, in the form of the MSCI World IndexSM (the “Index”), measured in local currencies, including net reinvested dividends, had fallen 7.38% in 2018, after a 13.14% slump in the fourth quarter. Markets were increasingly unnerved by an intensifying economic slowdown outside of the U.S., exacerbating existing concerns about a potential trade war between the U.S. and China. (The Index returned 16.98% for the six-months ended June 30, 2019, measured in U.S. dollars.)
Furthermore, the Federal Open Market Committee (“FOMC”) still seemed intent on raising interest rates, despite no apparent inflationary threat. In December, the FOMC raised rates for the fourth time in 2018, from 2.25% to 2.50%. Chairman Powell signaled two more increases in 2019, instead of a hoped-for pause. Markets now had a potential policy mistake to worry about, in addition to everything else.
Yet the equity investor who found this all too much and sold out near year-end would have missed a rebound as intense as it was unexpected. By the end of June, the Index was up 16.69% in 2019.
Two main factors drove the recovery. Firstly, Powell changed his tune and said repeatedly that the FOMC would be “patient” as the economic data evolved. Secondly, on trade, the view emerged that, as far apart as the U.S. and China were on key issues, both were motivated to find some face-saving “deal”.
On perceived slowing global growth, there was little relief from most of the incoming data.
In continental Europe, the euro zone’s annual growth in gross domestic product (“GDP”) in the first quarter of 2019 was just 1.2%. The European Central Bank (“ECB”) forecast slightly less for 2019 as a whole. In the UK, Prime Minister May’s proposed Brexit deal was repeatedly defeated in parliament and she finally resigned on June 7 with no deal in sight.
In Japan, the economy grew at 2.1% annualized in the first quarter. But it relied on a statistical quirk as imports fell sharply, indicating weakening demand.
China’s GDP grew at 6.6% in 2018 over 2017, the smallest advance in 28 years. The official target for 2019 was lowered to 6.0% from 6.5%. Manufacturing activity was contracting, while retail sales were growing at the slowest pace in 16 years.
In the U.S., after annualized GDP growth at 2.2% in the fourth quarter of 2018, first quarter growth surprised to the upside at 3.1%, although it was flattered by volatile inventory and trade elements. The employment situation remained strong, with the unemployment rate down to 3.6%. But more forward-looking indicators like purchasing managers’ indices were showing signs of weakness.
Notwithstanding the tepid-to-mixed picture painted above, the path of least resistance for the Index still seemed upwards. This all changed in early May when the President tweeted his intention to raise the existing 10% tariff on some $200 billion of imported Chinese goods to 25%. The remaining $325 billion were now in the crosshairs. Trade negotiations with China had evidently broken down. On May 20, he blacklisted Chinese technology giant Huawei from buying hardware and software from U.S. companies, and on the 31st, unexpectedly threatened tariffs on
Mexican goods for reasons related to illegal immigration. The Index fell 5.70% in May.
It was central banks to the rescue in June. On June 19, the FOMC left rates unchanged, but markets listened to Powell’s comments and heard him signal a cut in July. The previous day ECB President Draghi promised more stimulus if the economic outlook failed to improve, and on the 20th Bank of Japan governor Kuroda said much the same thing, sending the Index to a new all-time high. Plans for tariffs on Mexican imports had by now been “indefinitely suspended”. Investors were then left to cheer a truce in the U.S./China trade conflict, agreed between the two Presidents on June 29.
In U.S. fixed income markets, the Treasury yield curve mostly fell and flattened over the period. It partially inverted in March, with the yield on the three-month bill greater than the yield on the ten-year note for the first time since 2007. Some commentators believe this portends economic weakness, as it implies declining short-term rates. For the half-year, the Bloomberg Barclays U.S. Aggregate Bond Index returned 6.11%.
U.S. equities, represented by the S&P 500® Index including dividends, rose 18.54%, ending fractionally below the record set on June 20. The forward price-earnings ratio of the S&P 500® Index stood at 16.6, just above the five-year average (16.5), but well above the 10-year average (14.8). Technology was the top performer, soaring 27.13%, led by Microsoft and Apple. Health care, a defensive sector subject to periodic scares over government interference, was the weakest, up 8.07%.
In currencies, the dollar edged up 0.93% against the euro and 0.45% against the pound, but slipped 1.70% against the yen. The dollar was on a rising trend against most currencies, but stalled at the increasingly likely prospect of falling interest rates.
In international markets, the MSCI Japan® Index rose just 5.81% in the half-year, reflecting Japan’s own vulnerability to a trade war and the resilient yen, despite a supportive central bank. The MSCI Europe ex UK® Index added 17.22%. However, this concealed wide differences, with auto companies vulnerable to trade frictions and banks to low interest rates, both lagging, while industrials led the way. The MSCI UK® Index rose 12.98%. As usual, a few heavily weighted constituents influenced the result. Thus, top weight HSBC returned just above 5%, while telecoms giant Vodafone and miner Glencore lost money.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance.
Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Portfolio’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 366-0066 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,600 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2019*	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2019*
Voya Balanced Income Portfolio
Class ADV	$1,000.00	$1,138.30	1.24%	$6.57	$1,000.00	$1,018.65	1.24%	$6.21
Class I	1,000.00	1,142.90	0.64	3.40	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,140.70	0.89	4.72	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,140.00	1.04	5.52	1,000.00	1,019.64	1.04	5.21
Voya High Yield Portfolio
Class ADV	$1,000.00	$1,105.50	1.07%	$5.59	$1,000.00	$1,019.49	1.07%	$5.36
Class I	1,000.00	1,108.60	0.47	2.46	1,000.00	1,022.46	0.47	2.36
Class S	1,000.00	1,107.40	0.72	3.76	1,000.00	1,021.22	0.72	3.61
Class S2	1,000.00	1,105.30	0.87	4.54	1,000.00	1,020.48	0.87	4.36
Voya Large Cap Growth Portfolio
Class ADV	$1,000.00	$1,188.80	1.27%	$6.89	$1,000.00	$1,018.50	1.27%	$6.36
Class I	1,000.00	1,192.90	0.67	3.64	1,000.00	1,021.47	0.67	3.36
Class R6	1,000.00	1,193.50	0.67	3.64	1,000.00	1,021.47	0.67	3.36
Class S	1,000.00	1,191.80	0.92	5.00	1,000.00	1,020.23	0.92	4.61
Class S2	1,000.00	1,190.30	1.07	5.81	1,000.00	1,019.49	1.07	5.36

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2019*	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2019*
Voya Large Cap Value Portfolio
Class ADV	$1,000.00	$1,154.60	1.24%	$6.62	$1,000.00	$1,018.65	1.24%	$6.21
Class I	1,000.00	1,158.10	0.64	3.42	1,000.00	1,021.62	0.64	3.21
Class R6	1,000.00	1,158.20	0.64	3.42	1,000.00	1,021.62	0.64	3.21
Class S	1,000.00	1,156.40	0.89	4.76	1,000.00	1,020.38	0.89	4.46
Class S2	1,000.00	1,156.30	1.04	5.56	1,000.00	1,019.64	1.04	5.21
Voya Limited Maturity Bond Portfolio
Class ADV	$1,000.00	$1,026.30	0.89%	$4.47	$1,000.00	$1,020.38	0.89%	$4.46
Class I	1,000.00	1,030.00	0.29	1.46	1,000.00	1,023.36	0.29	1.45
Class S	1,000.00	1,028.50	0.54	2.72	1,000.00	1,022.12	0.54	2.71
Voya U.S. Stock Index Portfolio
Class ADV	$1,000.00	$1,180.10	0.79%	$4.27	$1,000.00	$1,020.88	0.79%	$3.96
Class I	1,000.00	1,183.50	0.26	1.41	1,000.00	1,023.51	0.26	1.30
Class P2	1,000.00	1,184.50	0.15	0.81	1,000.00	1,024.05	0.15	0.75
Class S	1,000.00	1,181.90	0.50	2.70	1,000.00	1,022.32	0.50	2.51
Class S2	1,000.00	1,181.40	0.66	3.57	1,000.00	1,021.52	0.66	3.31
VY® Clarion Real Estate Portfolio
Class ADV	$1,000.00	$1,182.80	1.30%	$7.04	$1,000.00	$1,018.35	1.30%	$6.51
Class I	1,000.00	1,186.50	0.70	3.79	1,000.00	1,021.32	0.70	3.51
Class S	1,000.00	1,185.20	0.95	5.15	1,000.00	1,020.08	0.95	4.76
Class S2	1,000.00	1,184.10	1.10	5.96	1,000.00	1,019.34	1.10	5.51
VY® JPMorgan Small Cap Core Equity Portfolio
Class ADV	$1,000.00	$1,178.00	1.45%	$7.83	$1,000.00	$1,017.60	1.45%	$7.25
Class I	1,000.00	1,182.40	0.85	4.60	1,000.00	1,020.58	0.85	4.26
Class R6	1,000.00	1,181.90	0.85	4.60	1,000.00	1,020.58	0.85	4.26
Class S	1,000.00	1,180.20	1.10	5.95	1,000.00	1,019.34	1.10	5.51
Class S2	1,000.00	1,179.20	1.25	6.75	1,000.00	1,018.60	1.25	6.26
VY® Templeton Global Growth Portfolio
Class ADV	$1,000.00	$1,077.50	1.43%	$7.37	$1,000.00	$1,017.70	1.43%	$7.15
Class I	1,000.00	1,081.50	0.83	4.28	1,000.00	1,020.68	0.83	4.16
Class S	1,000.00	1,079.50	1.08	5.57	1,000.00	1,019.44	1.08	5.41
Class S2	1,000.00	1,079.30	1.23	6.34	1,000.00	1,018.70	1.23	6.16

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2019 (Unaudited)

	Voya Balanced Income Portfolio	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Large Cap Value Portfolio
ASSETS:
Investments in securities at fair value+*	$372,964,941	$474,090,109	$5,608,280,296	$1,062,303,411
Investments in affiliated underlying funds at fair value**	35,345,025	—	—	—
Short-term investments at fair value***	2,783,875	130,063,838	156,449,897	35,787,693
Cash	5,827,782	83,224	1,737,694	675,774
Cash collateral for futures	379,227	—	—	—
Receivables:
Investment securities sold	4,366,842	4,614,158	398,315,970	112,120,337
Investment securities sold on a delayed-delivery or when-issued basis	5,022,981	—	—	—
Fund shares sold	151	171,380	354,153	28,062
Dividends	497,627	—	4,796,982	1,188,088
Interest	1,391,331	7,262,824	—	—
Foreign tax reclaims	243,305	—	234	227,944
Unrealized appreciation on forward foreign currency contracts	233,085	—	—	—
Reimbursement due from manager	—	—	4,670	88,916
Other assets	26,534	31,774	272,629	82,683
Total assets	429,082,706	616,317,307	6,170,212,525	1,212,502,908
LIABILITIES:
Payable for investment securities purchased	9,695,927	7,508,630	371,872,060	90,604,226
Payable for investment securities purchased on a delayed-delivery or when-issued basis	19,368,759	—	—	—
Payable for fund shares redeemed	109,532	130,249	1,327,612	334,421
Payable upon receipt of securities loaned	2,783,875	109,634,506	88,679,897	30,153,693
Unrealized depreciation on forward foreign currency contracts	109,588	—	—	—
Variation margin payable on centrally cleared swaps	33,037	—	—	—
Cash received as collateral for OTC derivatives (Note 2)	540,000	—	—	—
Payable for unified fees	—	193,682	—	—
Payable for investment management fees	180,657	—	3,009,713	632,094
Payable for distribution and shareholder service fees	102,259	114,823	1,309,550	164,569
Payable to custodian due to foreign currency overdraft****	32,626	—	—	—
Payable to trustees under the deferred compensation plan (Note 6)	26,534	31,774	272,629	82,683
Payable for trustee fees	1,956	—	27,930	5,366
Other accrued expenses and liabilities	149,271	—	757,256	208,340
Total liabilities	33,134,021	117,613,664	467,256,647	122,185,392
NET ASSETS	$395,948,685	$498,703,643	$5,702,955,878	$1,090,317,516
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$316,280,429	$525,358,326	$3,469,177,307	$870,455,880
Total distributable earnings (loss)	79,668,256	(26,654,683)	2,233,778,571	219,861,636
NET ASSETS	$395,948,685	$498,703,643	$5,702,955,878	$1,090,317,516
+ Including securities loaned at value	$2,704,117	$106,827,443	$86,757,849	$29,473,663
* Cost of investments in securities	$359,942,609	$464,355,048	$4,568,529,264	$971,644,601
** Cost of investments in affiliated underlying funds	$35,858,323	$—	$—	$—
*** Cost of short-term investments	$2,783,875	$130,067,199	$156,449,897	$35,787,693
**** Cost of foreign currency overdraft	$32,629	$—	$—	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2019 (Unaudited) (continued)

	Voya Balanced Income Portfolio	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Large Cap Value Portfolio
Class ADV
Net assets	$77,993,840	$86,272,228	$1,875,516,165	$53,034,513
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	6,815,189	8,797,131	96,358,522	4,381,454
Net asset value and redemption price per share	$11.44	$9.81	$19.46	$12.10
Class I
Net assets	$8,679,311	$60,384,203	$1,873,653,544	$355,413,761
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	723,404	6,152,141	88,352,513	28,704,400
Net asset value and redemption price per share	$12.00	$9.82	$21.21	$12.38
Class R6
Net assets	n/a	n/a	$52,384,338	$272,836
Shares authorized	n/a	n/a	unlimited	unlimited
Par value	n/a	n/a	$0.001	$0.001
Shares outstanding	n/a	n/a	2,469,169	22,051
Net asset value and redemption price per share	n/a	n/a	$21.22	$12.37
Class S
Net assets	$304,284,589	$348,168,553	$1,838,927,317	$681,426,679
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	25,530,173	35,502,422	89,154,332	55,847,430
Net asset value and redemption price per share	$11.92	$9.81	$20.63	$12.20
Class S2
Net assets	$4,990,945	$3,878,659	$62,474,514	$169,727
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	419,749	394,965	3,055,224	13,904
Net asset value and redemption price per share	$11.89	$9.82	$20.45	$12.21
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2019 (Unaudited)

	Voya Limited Maturity Bond Portfolio	Voya U.S. Stock Index Portfolio	VY® Clarion Real Estate Portfolio	VY® JPMorgan Small Cap Core Equity Portfolio
ASSETS:
Investments in securities at fair value+*	$262,110,767	$6,313,559,435	$328,779,026	$745,922,843
Short-term investments at fair value**	5,701,340	230,655,383	3,189,870	32,507,358
Cash	5,853	1,950,665	—	3,921
Cash collateral for futures	124,588	3,893,897	—	405,415
Cash pledged for centrally cleared swaps (Note 2)	275,000	—	—	—
Receivables:
Investment securities sold	4,128,953	—	4,271,359	14,591,065
Fund shares sold	517,263	529,437,931	183,407	214,857
Dividends	10,991	4,914,384	1,433,328	762,947
Interest	1,477,983	—	—	—
Reimbursement due from manager	—	186,378	30,837	—
Other assets	15,889	167,189	30,814	28,297
Total assets	274,368,627	7,084,765,262	337,918,641	794,436,703
LIABILITIES:
Payable for investment securities purchased	7,970,568	507,272,612	4,510,445	3,951,618
Payable for fund shares redeemed	106,477	34,311,239	35,132	2,861,926
Payable upon receipt of securities loaned	2,507,340	156,443,383	213,945	8,126,752
Variation margin payable on centrally cleared swaps	6,374	—	—	—
Payable for unified fees	61,608	1,231,680	—	528,832
Payable for investment management fees	—	—	223,200	—
Payable for distribution and shareholder service fees	23,498	101,868	84,452	142,227
Payable to trustees under the deferred compensation plan (Note 6)	15,889	167,189	30,814	28,297
Payable for trustee fees	—	—	1,745	—
Other accrued expenses and liabilities	—	—	91,735	—
Total liabilities	10,691,754	699,527,971	5,191,468	15,639,652
NET ASSETS	$263,676,873	$6,385,237,291	$332,727,173	$778,797,051
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$262,895,558	$3,692,978,739	$285,620,603	$552,148,171
Total distributable earnings	781,315	2,692,258,552	47,106,570	226,648,880
NET ASSETS	$263,676,873	$6,385,237,291	$332,727,173	$778,797,051
+ Including securities loaned at value	$2,447,192	$152,681,798	$204,131	$7,826,341
* Cost of investments in securities	$260,490,381	$4,116,624,167	$300,138,412	$626,378,378
** Cost of short-term investments	$5,701,340	$230,655,383	$3,189,870	$32,507,358
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2019 (Unaudited) (continued)

	Voya Limited Maturity Bond Portfolio	Voya U.S. Stock Index Portfolio	VY® Clarion Real Estate Portfolio	VY® JPMorgan Small Cap Core Equity Portfolio
Class ADV
Net assets	$16,344,231	$100,663,609	$61,564,967	$128,338,169
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,654,382	6,346,125	1,784,838	6,899,006
Net asset value and redemption price per share	$9.88	$15.86	$34.49	$18.60
Class I
Net assets	$172,106,153	$4,015,384,718	$22,268,382	$234,031,926
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	17,074,016	244,063,402	610,960	11,721,881
Net asset value and redemption price per share	$10.08	$16.45	$36.45	$19.97
Class P2
Net assets	n/a	$2,067,354,573	n/a	n/a
Shares authorized	n/a	unlimited	n/a	n/a
Par value	n/a	$0.001	n/a	n/a
Shares outstanding	n/a	125,308,003	n/a	n/a
Net asset value and redemption price per share	n/a	$16.50	n/a	n/a
Class R6
Net assets	n/a	n/a	n/a	$32,582,575
Shares authorized	n/a	n/a	n/a	unlimited
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	1,632,856
Net asset value and redemption price per share	n/a	n/a	n/a	$19.95
Class S
Net assets	$75,226,489	$51,434,169	$234,012,885	$353,419,208
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	7,406,225	3,152,874	6,438,530	17,981,532
Net asset value and redemption price per share	$10.16	$16.31	$36.35	$19.65
Class S2
Net assets	n/a	$150,400,222	$14,880,939	$30,425,173
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	9,348,923	412,435	1,567,539
Net asset value and redemption price per share	n/a	$16.09	$36.08	$19.41
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2019 (Unaudited)

VY® Templeton Global Growth Portfolio
ASSETS:
Investments in securities at fair value*	$129,677,586
Short-term investments at fair value**	1,819,511
Receivables:
Investment securities sold	2,231,078
Fund shares sold	3,740
Dividends	262,284
Foreign tax reclaims	286,261
Unrealized appreciation on forward foreign currency contracts	2
Reimbursement due from manager	10,821
Other assets	17,332
Total assets	134,308,615
LIABILITIES:
Payable for investment securities purchased	540,354
Payable for fund shares redeemed	17,037
Unrealized depreciation on forward foreign currency contracts	10
Payable for unified fees	100,880
Payable for distribution and shareholder service fees	26,935
Payable to custodian due to foreign currency overdraft***	6,386
Payable to trustees under the deferred compensation plan (Note 6)	17,332
Payable for proxy and solicitation costs (Note 6)	111,734
Total liabilities	820,668
NET ASSETS	$133,487,947
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$121,101,558
Total distributable earnings	12,386,389
NET ASSETS	$133,487,947
* Cost of investments in securities	$138,633,148
** Cost of short-term investments	$1,819,511
*** Cost of foreign currency overdraft	$6,360
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2019 (Unaudited) (continued)

VY® Templeton Global Growth Portfolio
Class ADV
Net assets	$6,796
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	764
Net asset value and redemption price per share	$8.90
Class I
Net assets	$580,195
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	62,481
Net asset value and redemption price per share	$9.29
Class S
Net assets	$130,612,716
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	13,943,372
Net asset value and redemption price per share	$9.37
Class S2
Net assets	$2,288,240
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	247,183
Net asset value and redemption price per share	$9.26
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2019 (Unaudited)

	Voya Balanced Income Portfolio	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Large Cap Value Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$3,373,505	$—	$38,718,492	$14,312,622
Interest	4,878,290	15,857,479	—	4,800
Dividends from affiliated underlying funds	358,312	—	—	—
Securities lending income, net	123,194	196,571	477,112	43,797
Total investment income	8,733,301	16,054,050	39,195,604	14,361,219
EXPENSES:
Investment management fees	1,322,810	—	17,985,672	3,849,393
Unified fees	—	1,202,505	—	—
Distribution and shareholder service fees:
Class ADV	224,616	252,005	5,487,320	155,516
Class S	374,901	430,170	2,259,515	830,555
Class S2	9,547	8,642	127,227	327
Transfer agent fees	235	—	3,523	912
Shareholder reporting expense	12,127	—	88,690	33,980
Professional fees	12,851	—	110,410	25,340
Custody and accounting expense	35,532	—	269,690	58,282
Trustee fees and expenses	7,822	9,806	111,718	21,465
Shareholder notification costs (Note 6)	26,100	—	—	—
Miscellaneous expense	10,338	—	84,442	18,975
Interest expense	405	—	4,795	—
Total expenses	2,037,284	1,903,128	26,533,002	4,994,745
Waived and reimbursed fees	(184,553)	(42,984)	(38,262)	(597,559)
Brokerage commission recapture	(179)	—	—	—
Net expenses	1,852,552	1,860,144	26,494,740	4,397,186
Net investment income	6,880,749	14,193,906	12,700,864	9,964,033
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	17,900,911	(3,395,755)	231,452,764	41,542,133
Forward foreign currency contracts	461,283	—	—	—
Foreign currency related transactions	96,290	—	(11,208)	(532)
Futures	291,659	—	—	—
Swaps	572,470	—	—	—
Written options	35,419	—	—	—
Net realized gain (loss)	19,358,032	(3,395,755)	231,441,556	41,541,601
Net change in unrealized appreciation (depreciation) on:
Investments	24,162,818	38,868,304	710,914,299	103,584,421
Affiliated underlying funds	(513,298)	—	—	—
Forward foreign currency contracts	123,497	—	—	—
Foreign currency related transactions	(1,373)	—	10,086	(691)
Futures	837,962	—	—	—
Written options	(30,029)	—	—	—
Net change in unrealized appreciation (depreciation)	24,579,577	38,868,304	710,924,385	103,583,730
Net realized and unrealized gain	43,937,609	35,472,549	942,365,941	145,125,331
Increase in net assets resulting from operations	$50,818,358	$49,666,455	$955,066,805	$155,089,364
* Foreign taxes withheld	$68,464	$—	$47,546	$79,191
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2019 (Unaudited)

	Voya Limited Maturity Bond Portfolio	Voya U.S. Stock Index Portfolio	VY® Clarion Real Estate Portfolio	VY® JPMorgan Small Cap Core Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$90,662	$53,605,195	$4,917,372	$5,659,576
Interest	3,682,426	23,421	—	—
Securities lending income, net	13,006	112,612	1,750	71,001
Total investment income	3,786,094	53,741,228	4,919,122	5,730,577
EXPENSES:
Investment management fees	—	—	1,433,867	—
Unified fees	372,721	6,912,129	—	3,117,768
Distribution and shareholder service fees:
Class ADV	48,883	258,003	183,162	376,792
Class S	92,140	66,297	290,213	438,670
Class S2	—	306,462	29,674	60,258
Transfer agent fees	—	—	287	—
Shareholder reporting expense	—	—	10,510	—
Professional fees	—	—	10,595	—
Custody and accounting expense	—	—	18,100	—
Trustee fees and expenses	6,027	91,234	6,979	14,221
Miscellaneous expense	—	—	3,384	—
Interest expense	—	10,006	4,752	—
Total expenses	519,771	7,644,131	1,991,523	4,007,709
Waived and reimbursed fees	—	(1,006,206)	(275,153)	—
Brokerage commission recapture	—	—	—	(31,943)
Net expenses	519,771	6,637,925	1,716,370	3,975,766
Net investment income	3,266,323	47,103,303	3,202,752	1,754,811
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	694,707	88,916,759	11,523,278	26,301,908
Futures	119,045	8,225,883	—	556,245
Swaps	5,812	—	—	—
Net realized gain	819,564	97,142,642	11,523,278	26,858,153
Net change in unrealized appreciation (depreciation) on:
Investments	3,628,906	716,681,308	43,789,034	87,977,270
Futures	(31,719)	3,413,419	—	486,511
Swaps	(20,992)	—	—	—
Net change in unrealized appreciation (depreciation)	3,576,195	720,094,727	43,789,034	88,463,781
Net realized and unrealized gain	4,395,759	817,237,369	55,312,312	115,321,934
Increase in net assets resulting from operations	$7,662,082	$864,340,672	$58,515,064	$117,076,745
* Foreign taxes withheld	$—	$—	$—	$16,994
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2019 (Unaudited)

VY® Templeton Global Growth Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,938,342
Interest	19,892
Securities lending income, net	36,481
Total investment income	2,994,715
EXPENSES:
Unified fees	653,160
Distribution and shareholder service fees:
Class ADV	21
Class S	166,536
Class S2	4,555
Trustee fees and expenses	3,580
Proxy and solicitation costs (Note 6)	119,100
Total expenses	946,952
Waived and reimbursed fees	(210,959)
Brokerage commission recapture	(441)
Net expenses	735,552
Net investment income	2,259,163
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	239,880
Forward foreign currency contracts	11,083
Foreign currency related transactions	(9,826)
Net realized gain	241,137
Net change in unrealized appreciation (depreciation) on:
Investments	7,948,715
Forward foreign currency contracts	(8)
Foreign currency related transactions	1,158
Net change in unrealized appreciation (depreciation)	7,949,865
Net realized and unrealized gain	8,191,002
Increase in net assets resulting from operations	$10,450,165
* Foreign taxes withheld	$257,105
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Balanced Income Portfolio		Voya High Yield Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$6,880,749	$17,718,908	$14,193,906	$30,147,413
Net realized gain (loss)	19,358,032	22,262,236	(3,395,755)	(6,645,975)
Net change in unrealized appreciation (depreciation)	24,579,577	(59,819,558)	38,868,304	(39,270,375)
Increase (decrease) in net assets resulting from operations	50,818,358	(19,838,414)	49,666,455	(15,768,937)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(3,926,322)	(2,051,089)	(4,784,764)
Class I	—	(483,308)	(1,598,237)	(3,566,820)
Class S	—	(16,723,472)	(9,000,340)	(21,269,549)
Class S2	—	(254,904)	(109,693)	(285,512)
Total distributions	—	(21,388,006)	(12,759,359)	(29,906,645)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,500,789	6,585,736	18,617,298	30,736,899
Reinvestment of distributions	—	21,388,006	12,759,359	29,906,645
	4,500,789	27,973,742	31,376,657	60,643,544
Cost of shares redeemed	(27,324,081)	(76,678,608)	(43,731,706)	(108,628,679)
Net decrease in net assets resulting from capital share transactions	(22,823,292)	(48,704,866)	(12,355,049)	(47,985,135)
Net increase (decrease) in net assets	27,995,066	(89,931,286)	24,552,047	(93,660,717)
NET ASSETS:
Beginning of year or period	367,953,619	457,884,905	474,151,596	567,812,313
End of year or period	$395,948,685	$367,953,619	$498,703,643	$474,151,596
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Large Cap Growth Portfolio		Voya Large Cap Value Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$12,700,864	$21,901,527	$9,964,033	$21,734,108
Net realized gain	231,441,556	941,533,006	41,541,601	76,571,425
Net change in unrealized appreciation (depreciation)	710,924,385	(976,787,864)	103,583,730	(185,618,451)
Increase (decrease) in net assets resulting from operations	955,066,805	(13,353,331)	155,089,364	(87,312,918)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(276,524,927)	—	(7,149,519)
Class I	—	(278,916,876)	—	(48,700,372)
Class R6	—	(6,367,270)	—	(126,099)
Class S	—	(268,490,262)	—	(93,408,002)
Class S2	—	(8,678,633)	—	(19,541)
Total distributions	—	(838,977,968)	—	(149,403,533)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	87,895,155	223,873,923	8,438,870	13,566,103
Reinvestment of distributions	—	838,977,968	—	149,403,149
	87,895,155	1,062,851,891	8,438,870	162,969,252
Cost of shares redeemed	(433,500,429)	(1,396,896,531)	(84,032,394)	(206,228,690)
Net decrease in net assets resulting from capital share transactions	(345,605,274)	(334,044,640)	(75,593,524)	(43,259,438)
Net increase (decrease) in net assets	609,461,531	(1,186,375,939)	79,495,840	(279,975,889)
NET ASSETS:
Beginning of year or period	5,093,494,347	6,279,870,286	1,010,821,676	1,290,797,565
End of year or period	$5,702,955,878	$5,093,494,347	$1,090,317,516	$1,010,821,676
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Limited Maturity Bond Portfolio		Voya U.S. Stock Index Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$3,266,323	$6,231,042	$47,103,303	$87,481,321
Net realized gain (loss)	819,564	(1,707,205)	97,142,642	362,433,393
Net change in unrealized appreciation (depreciation)	3,576,195	(1,065,923)	720,094,727	(645,694,271)
Increase (decrease) in net assets resulting from operations	7,662,082	3,457,914	864,340,672	(195,779,557)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(91,034)	(202,049)	—	(7,544,736)
Class I	(1,480,368)	(3,241,396)	—	(241,875,952)
Class P2	—	—	—	(109,017,631)
Class S	(540,858)	(1,158,960)	—	(3,983,988)
Class S2	—	—	—	(12,017,762)
Total distributions	(2,112,260)	(4,602,405)	—	(374,440,069)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	23,472,629	79,908,894	1,454,617,122	1,146,608,168
Reinvestment of distributions	2,098,491	4,602,405	—	374,440,069
	25,571,120	84,511,299	1,454,617,122	1,521,048,237
Cost of shares redeemed	(54,992,481)	(87,597,471)	(633,055,275)	(1,330,695,268)
Net increase (decrease) in net assets resulting from capital share transactions	(29,421,361)	(3,086,172)	821,561,847	190,352,969
Net increase (decrease) in net assets	(23,871,539)	(4,230,663)	1,685,902,519	(379,866,657)
NET ASSETS:
Beginning of year or period	287,548,412	291,779,075	4,699,334,772	5,079,201,429
End of year or period	$263,676,873	$287,548,412	$6,385,237,291	$4,699,334,772
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Clarion Real Estate Portfolio		VY® JPMorgan Small Cap Core Equity Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$3,202,752	$6,758,543	$1,754,811	$2,195,335
Net realized gain	11,523,278	1,408,407	26,858,153	79,213,912
Net change in unrealized appreciation (depreciation)	43,789,034	(40,459,187)	88,463,781	(160,577,469)
Increase (decrease) in net assets resulting from operations	58,515,064	(32,292,237)	117,076,745	(79,168,222)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(8,092,673)	—	(16,763,544)
Class I	—	(5,278,443)	—	(24,223,499)
Class R6	—	—	—	(2,813,490)
Class S	—	(30,337,693)	—	(47,325,409)
Class S2	—	(1,937,174)	—	(4,165,809)
Total distributions	—	(45,645,983)	—	(95,291,751)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,375,741	14,223,944	67,334,588	92,399,835
Reinvestment of distributions	—	45,645,983	—	95,291,751
	7,375,741	59,869,927	67,334,588	187,691,586
Cost of shares redeemed	(54,621,351)	(145,124,853)	(65,001,225)	(111,630,222)
Net increase (decrease) in net assets resulting from capital share transactions	(47,245,610)	(85,254,926)	2,333,363	76,061,364
Net increase (decrease) in net assets	11,269,454	(163,193,146)	119,410,108	(98,398,609)
NET ASSETS:
Beginning of year or period	321,457,719	484,650,865	659,386,943	757,785,552
End of year or period	$332,727,173	$321,457,719	$778,797,051	$659,386,943
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Templeton Global Growth Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$2,259,163	$2,667,121
Net realized gain	241,137	17,238,603
Net change in unrealized appreciation (depreciation)	7,949,865	(42,556,964)
Increase (decrease) in net assets resulting from operations	10,450,165	(22,651,240)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(865)
Class I	—	(269,580)
Class S	—	(18,779,613)
Class S2	—	(310,537)
Total distributions	—	(19,360,595)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	847,087	4,560,423
Reinvestment of distributions	—	19,360,595
	847,087	23,921,018
Cost of shares redeemed	(10,370,264)	(30,061,219)
Net decrease in net assets resulting from capital share transactions	(9,523,177)	(6,140,201)
Net increase (decrease) in net assets	926,988	(48,152,036)
NET ASSETS:
Beginning of year or period	132,560,959	180,712,995
End of year or period	$133,487,947	$132,560,959
See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Balanced Income Portfolio
Class ADV
06-30-19+	10.05	0.17•	1.22	1.39	—	—	—	—	—	11.44	13.83	1.34	1.24	1.24	3.20	77,994	130
12-31-18	11.18	0.43•	(1.00)	(0.57)	0.56	—	—	0.56	—	10.05	(5.39)	1.39	1.26	1.26	3.91	69,593	45
12-31-17	10.62	0.46•	0.58	1.04	0.48	—	—	0.48	—	11.18	10.03	1.39	1.26	1.26	4.16	81,767	22
12-31-16	9.82	0.42•	1.05	1.47	0.67	—	—	0.67	—	10.62	15.26	1.43	1.36	1.36	4.14	72,064	42
12-31-15	11.03	0.40•	(1.11)	(0.71)	0.50	—	—	0.50	—	9.82	(6.72)	1.52	1.37	1.37	3.80	68,152	18
12-31-14	10.94	0.41•	0.12	0.53	0.44	—	—	0.44	—	11.03	4.69	1.51	1.36	1.36	3.66	78,155	26
Class I
06-30-19+	10.50	0.22•	1.28	1.50	—	—	—	—	—	12.00	14.29	0.74	0.64	0.64	3.80	8,679	130
12-31-18	11.65	0.51•	(1.03)	(0.52)	0.63	—	—	0.63	—	10.50	(4.79)	0.79	0.66	0.66	4.51	7,921	45
12-31-17	11.05	0.54•	0.60	1.14	0.54	—	—	0.54	—	11.65	10.56	0.79	0.66	0.66	4.76	9,393	22
12-31-16	10.18	0.50•	1.09	1.59	0.72	—	—	0.72	—	11.05	16.02	0.78	0.76	0.76	4.74	9,478	42
12-31-15	11.43	0.47•	(1.16)	(0.69)	0.56	—	—	0.56	—	10.18	(6.34)	0.77	0.77	0.77	4.11	9,222	18
12-31-14	11.30	0.51•	0.09	0.60	0.47	—	—	0.47	—	11.43	5.21	0.76	0.76	0.76	4.31	311,844	26
Class S
06-30-19+	10.45	0.21•	1.26	1.47	—	—	—	—	—	11.92	14.07	0.99	0.89	0.89	3.63	304,285	130
12-31-18	11.59	0.48•	(1.02)	(0.54)	0.60	—	—	0.60	—	10.45	(5.01)	1.04	0.91	0.91	4.26	285,793	45
12-31-17	10.99	0.51•	0.60	1.11	0.51	—	—	0.51	—	11.59	10.33	1.04	0.91	0.91	4.52	361,336	22
12-31-16	10.14	0.47•	1.09	1.56	0.71	—	—	0.71	—	10.99	15.68	1.03	1.01	1.01	4.49	411,297	42
12-31-15	11.35	0.45•	(1.13)	(0.68)	0.53	—	—	0.53	—	10.14	(6.31)	1.02	1.02	1.02	4.14	414,907	18
12-31-14	11.23	0.47•	0.10	0.57	0.45	—	—	0.45	—	11.35	4.91	1.01	1.01	1.01	4.05	554,146	26
Class S2
06-30-19+	10.43	0.19•	1.27	1.46	—	—	—	—	—	11.89	14.00	1.14	1.04	1.04	3.40	4,991	130
12-31-18	11.56	0.46•	(1.02)	(0.56)	0.57	—	—	0.57	—	10.43	(5.15)	1.19	1.06	1.06	4.11	4,647	45
12-31-17	10.96	0.50•	0.59	1.09	0.49	—	—	0.49	—	11.56	10.16	1.19	1.06	1.06	4.38	5,389	22
12-31-16	10.11	0.45•	1.09	1.54	0.69	—	—	0.69	—	10.96	15.52	1.21	1.16	1.16	4.34	7,701	42
12-31-15	11.32	0.44•	(1.15)	(0.71)	0.50	—	—	0.50	—	10.11	(6.51)	1.27	1.17	1.17	3.99	7,770	18
12-31-14	11.20	0.45	0.10	0.55	0.43	—	—	0.43	—	11.32	4.79	1.26	1.16	1.16	3.91	10,975	26
Voya High Yield Portfolio
Class ADV
06-30-19+	9.09	0.26•	0.69	0.95	0.23	—	—	0.23	—	9.81	10.55	1.09	1.07	1.07	5.47	86,272	23
12-31-18	9.94	0.52	(0.85)	(0.33)	0.52	—	—	0.52	—	9.09	(3.53)	1.10	1.08	1.08	5.39	80,872	35
12-31-17	10.01	0.54	0.03	0.57	0.62	—	0.02	0.64	—	9.94	5.83	1.10	1.08	1.08	5.36	96,011	37
12-31-16	9.33	0.55	0.74	1.29	0.61	—	—	0.61	—	10.01	14.21	1.14	1.08	1.08	5.56	98,835	31
12-31-15	10.10	0.56•	(0.78)	(0.22)	0.55	—	—	0.55	—	9.33	(2.35)	1.24	1.08	1.08	5.57	94,398	33
12-31-14	10.60	0.57•	(0.47)	0.10	0.60	—	—	0.60	—	10.10	0.81	1.25	1.08	1.08	5.44	111,226	78
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya High Yield Portfolio (continued)
Class I
06-30-19+	9.10	0.29•	0.69	0.98	0.26	—	—	0.26	—	9.82	10.86	0.49	0.47	0.47	6.07	60,384	23
12-31-18	9.95	0.58	(0.86)	(0.28)	0.57	—	—	0.57	—	9.10	(2.96)	0.50	0.48	0.48	5.99	56,385	35
12-31-17	10.01	0.60	0.04	0.64	0.68	—	0.02	0.70	—	9.95	6.58	0.50	0.48	0.48	5.96	62,380	37
12-31-16	9.33	0.60•	0.75	1.35	0.67	—	—	0.67	—	10.01	14.89	0.49	0.48	0.48	6.16	57,828	31
12-31-15	10.11	0.60	(0.77)	(0.17)	0.61	—	—	0.61	—	9.33	(1.86)	0.49	0.48	0.48	6.18	63,622	33
12-31-14	10.61	0.64•	(0.48)	0.16	0.66	—	—	0.66	—	10.11	1.41	0.50	0.48	0.48	6.03	61,136	78
Class S
06-30-19+	9.09	0.28•	0.69	0.97	0.25	—	—	0.25	—	9.81	10.74	0.74	0.72	0.72	5.82	348,169	23
12-31-18	9.94	0.55	(0.85)	(0.30)	0.55	—	—	0.55	—	9.09	(3.20)	0.75	0.73	0.73	5.74	332,669	35
12-31-17	10.01	0.58	0.02	0.60	0.65	—	0.02	0.67	—	9.94	6.20	0.75	0.73	0.73	5.71	403,630	37
12-31-16	9.33	0.58	0.75	1.33	0.65	—	—	0.65	—	10.01	14.61	0.74	0.73	0.73	5.91	484,963	31
12-31-15	10.10	0.59•	(0.77)	(0.18)	0.59	—	—	0.59	—	9.33	(2.01)	0.74	0.73	0.73	5.91	472,161	33
12-31-14	10.60	0.61•	(0.48)	0.13	0.63	—	—	0.63	—	10.10	1.16	0.75	0.73	0.73	5.79	590,463	78
Class S2
06-30-19+	9.11	0.27•	0.68	0.95	0.24	—	—	0.24	—	9.82	10.53	0.89	0.87	0.87	5.65	3,879	23
12-31-18	9.95	0.54	(0.84)	(0.30)	0.54	—	—	0.54	—	9.11	(3.23)	0.90	0.88	0.88	5.58	4,226	35
12-31-17	10.02	0.56	0.03	0.59	0.64	—	0.02	0.66	—	9.95	6.04	0.90	0.88	0.88	5.56	5,792	37
12-31-16	9.34	0.56	0.75	1.31	0.63	—	—	0.63	—	10.02	14.43	0.92	0.88	0.88	5.76	5,815	31
12-31-15	10.11	0.58•	(0.77)	(0.19)	0.58	—	—	0.58	—	9.34	(2.15)	0.99	0.88	0.88	5.76	5,327	33
12-31-14	10.62	0.59	(0.48)	0.11	0.62	—	—	0.62	—	10.11	0.92	1.00	0.88	0.88	5.64	6,863	78
Voya Large Cap Growth Portfolio
Class ADV
06-30-19+	16.37	0.02	3.07	3.09	—	—	—	—	—	19.46	18.88	1.27	1.27	1.27	0.14	1,875,516	46
12-31-18	19.36	0.01	(0.11)	(0.10)	0.01	2.88	—	2.89	—	16.37	(2.07)	1.27	1.27	1.27	0.04	1,686,805	85
12-31-17	16.22	0.02	4.53	4.55	0.01	1.40	—	1.41	—	19.36	29.01	1.27	1.27	1.27	0.04	2,015,843	65
12-31-16	18.13	0.01	0.57	0.58	—	2.49	—	2.49	—	16.22	3.33	1.32	1.27	1.27	0.08	1,986,387	74
12-31-15	19.04	(0.01)	1.12	1.11	0.00*	2.02	—	2.02	—	18.13	5.72	1.42	1.24	1.24	(0.05)	2,244,745	70
12-31-14	18.22	0.02	2.26	2.28	0.01	1.45	—	1.46	—	19.04	13.03	1.43	1.16	1.16	0.07	2,454,572	65
Class I
06-30-19+	17.78	0.07•	3.36	3.43	—	—	—	—	—	21.21	19.29	0.67	0.67	0.67	0.74	1,873,654	46
12-31-18	20.80	0.13•	(0.13)	0.00*	0.14	2.88	—	3.02	—	17.78	(1.48)	0.67	0.67	0.67	0.63	1,623,952	85
12-31-17	17.34	0.12	4.87	4.99	0.13	1.40	—	1.53	—	20.80	29.74	0.67	0.67	0.67	0.63	2,124,109	65
12-31-16	19.21	0.13	0.60	0.73	0.11	2.49	—	2.60	—	17.34	3.96	0.67	0.67	0.67	0.68	1,769,295	74
12-31-15	20.05	0.11	1.19	1.30	0.12	2.02	—	2.14	—	19.21	6.38	0.67	0.64	0.64	0.55	1,876,362	70
12-31-14	19.10	0.12	2.38	2.50	0.10	1.45	—	1.55	—	20.05	13.62	0.68	0.60	0.60	0.63	1,837,186	65
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Large Cap Growth Portfolio (continued)
Class R6
06-30-19+	17.78	0.07•	3.37	3.44	—	—	—	—	—	21.22	19.35	0.67	0.67	0.67	0.75	52,384	46
12-31-18	20.81	0.12	(0.13)	(0.01)	0.14	2.88	—	3.02	—	17.78	(1.53)	0.67	0.67	0.67	0.68	46,242	85
12-31-17	17.34	0.13•	4.87	5.00	0.13	1.40	—	1.53	—	20.81	29.80	0.67	0.67	0.67	0.65	33,736	65
12-31-16	19.21	0.13•	0.60	0.73	0.11	2.49	—	2.60	—	17.34	3.95	0.67	0.67	0.67	0.77	6,970	74
11-24-15(5) - 12-31-15	19.47	0.02•	(0.28)	(0.26)	—	—	—	—	—	19.21	(1.34)	0.67	0.67	0.67	1.02	3	70
Class S
06-30-19+	17.31	0.05•	3.27	3.32	—	—	—	—	—	20.63	19.18	0.92	0.92	0.92	0.49	1,838,927	46
12-31-18	20.32	0.08•	(0.13)	(0.05)	0.08	2.88	—	2.96	—	17.31	(1.73)	0.92	0.92	0.92	0.39	1,677,848	85
12-31-17	16.97	0.07•	4.76	4.83	0.08	1.40	—	1.48	—	20.32	29.42	0.92	0.92	0.92	0.39	2,040,159	65
12-31-16	18.85	0.08	0.59	0.67	0.06	2.49	—	2.55	—	16.97	3.69	0.92	0.92	0.92	0.43	2,014,562	74
12-31-15	19.72	0.06•	1.16	1.22	0.07	2.02	—	2.09	—	18.85	6.11	0.92	0.89	0.89	0.30	2,077,008	70
12-31-14	18.82	0.07	2.35	2.42	0.07	1.45	—	1.52	—	19.72	13.35	0.93	0.85	0.85	0.38	2,349,585	65
Class S2
06-30-19+	17.18	0.03•	3.24	3.27	—	—	—	—	—	20.45	19.03	1.07	1.07	1.07	0.34	62,475	46
12-31-18	20.18	0.05	(0.12)	(0.07)	0.05	2.88	—	2.93	—	17.18	(1.86)	1.07	1.07	1.07	0.25	58,647	85
12-31-17	16.86	0.04•	4.73	4.77	0.05	1.40	—	1.45	—	20.18	29.22	1.07	1.07	1.07	0.24	66,024	65
12-31-16	18.73	0.05	0.59	0.64	0.02	2.49	—	2.51	—	16.86	3.57	1.10	1.07	1.07	0.28	66,897	74
12-31-15	19.62	0.03•	1.15	1.18	0.05	2.02	—	2.07	—	18.73	5.90	1.17	1.04	1.04	0.15	78,138	70
12-31-14	18.72	0.03	2.36	2.39	0.04	1.45	—	1.49	—	19.62	13.24	1.18	1.00	1.00	0.23	87,242	65
Voya Large Cap Value Portfolio
Class ADV
06-30-19+	10.48	0.08•	1.54	1.62	—	—	—	—	—	12.10	15.46	1.35	1.24	1.24	1.46	53,035	46
12-31-18	13.06	0.18	(1.15)	(0.97)	0.17	1.44	—	1.61	—	10.48	(8.33)(a)	1.35	1.24	1.24	1.41(b)	49,230	97
12-31-17	11.79	0.18•	1.33	1.51	0.24	—	—	0.24	—	13.06	12.84	1.35	1.24	1.24	1.44	61,244	79
12-31-16	10.94	0.21	1.21	1.42	0.22	0.35	—	0.57	—	11.79	13.20	1.40	1.24	1.24	1.79	64,578	118
12-31-15	12.32	0.16	(0.74)	(0.58)	0.16	0.64	—	0.80	—	10.94	(5.06)	1.50	1.24	1.24	1.50	67,001	83
12-31-14	11.67	0.17•	0.92	1.09	0.22	0.22	—	0.44	—	12.32	9.42	1.50	1.24	1.24	1.40	65,989	111
Class I
06-30-19+	10.69	0.12•	1.57	1.69	—	—	—	—	—	12.38	15.81	0.75	0.64	0.64	2.06	355,414	46
12-31-18	13.30	0.25•	(1.17)	(0.92)	0.25	1.44	—	1.69	—	10.69	(7.81)(a)	0.75	0.64	0.64	2.01(b)	330,038	97
12-31-17	12.00	0.26•	1.36	1.62	0.32	—	—	0.32	—	13.30	13.55	0.75	0.64	0.64	2.06	428,068	79
12-31-16	11.12	0.28	1.23	1.51	0.28	0.35	—	0.63	—	12.00	13.89	0.75	0.64	0.64	2.39	572,744	118
12-31-15	12.50	0.25•	(0.76)	(0.51)	0.23	0.64	—	0.87	—	11.12	(4.46)	0.75	0.64	0.64	2.09	560,041	83
12-31-14	11.80	0.23	0.95	1.18	0.26	0.22	—	0.48	—	12.50	10.09	0.75	0.64	0.64	1.98	643,803	111
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Large Cap Value Portfolio (continued)
Class R6
06-30-19+	10.68	0.13•	1.56	1.69	—	—	—	—	—	12.37	15.82	0.75	0.64	0.64	2.21	273	46
12-31-18	13.28	0.25•	(1.16)	(0.91)	0.25	1.44	—	1.69	—	10.68	(7.74)(a)	0.75	0.64	0.64	2.03(b)	1,182	97
12-31-17	11.99	0.26•	1.35	1.61	0.32	—	—	0.32	—	13.28	13.47	0.75	0.64	0.64	2.06	836	79
12-31-16	11.12	0.23•	1.27	1.50	0.28	0.35	—	0.63	—	11.99	13.80	0.75	0.64	0.64	2.01	550	118
11-24-15(5) - 12-31-15	11.59	0.03•	(0.30)	(0.27)	0.20	—	—	0.20	—	11.12	(2.37)	0.75	0.64	0.64	2.71	3	83
Class S
06-30-19+	10.55	0.10•	1.55	1.65	—	—	—	—	—	12.20	15.64	1.00	0.89	0.89	1.81	681,427	46
12-31-18	13.14	0.22•	(1.15)	(0.93)	0.22	1.44	—	1.66	—	10.55	(8.00)(a)	1.00	0.89	0.89	1.76(b)	630,221	97
12-31-17	11.86	0.23•	1.34	1.57	0.29	—	—	0.29	—	13.14	13.23	1.00	0.89	0.89	1.80	800,421	79
12-31-16	11.00	0.24•	1.22	1.46	0.25	0.35	—	0.60	—	11.86	13.58	1.00	0.89	0.89	2.14	934,779	118
12-31-15	12.37	0.21	(0.74)	(0.53)	0.20	0.64	—	0.84	—	11.00	(4.66)	1.00	0.89	0.89	1.84	999,196	83
12-31-14	11.70	0.21•	0.92	1.13	0.24	0.22	—	0.46	—	12.37	9.71	1.00	0.89	0.89	1.73	1,069,662	111
Class S2
06-30-19+	10.56	0.10•	1.55	1.65	—	—	—	—	—	12.21	15.63	1.15	1.04	1.04	1.66	170	46
12-31-18	13.15	0.20	(1.15)	(0.95)	0.20	1.44	—	1.64	—	10.56	(8.12)(a)	1.15	1.04	1.04	1.60(b)	151	97
12-31-17	11.86	0.20•	1.35	1.55	0.26	—	—	0.26	—	13.15	13.10	1.15	1.04	1.04	1.64	229	79
12-31-16	11.00	0.22•	1.22	1.44	0.23	0.35	—	0.58	—	11.86	13.40	1.18	1.04	1.04	2.00	537	118
12-31-15	12.36	0.20•	(0.75)	(0.55)	0.17	0.64	—	0.81	—	11.00	(4.82)	1.25	1.04	1.04	1.68	596	83
12-31-14	11.69	0.20•	0.92	1.12	0.23	0.22	—	0.45	—	12.36	9.67	1.25	1.04	1.04	1.66	798	111
Voya Limited Maturity Bond Portfolio
Class ADV
06-30-19+	9.68	0.10•	0.15	0.25	0.05	—	—	0.05	—	9.88	2.63	0.89	0.89	0.89	2.00	16,344	177
12-31-18	9.72	0.17	(0.10)	0.07	0.11	—	—	0.11	—	9.68	0.71	0.89	0.89	0.89	1.67	16,812	281
12-31-17	9.76	0.10	0.00*	0.10	0.13	—	0.01	0.14	—	9.72	0.94	0.89	0.89	0.89	1.03	19,695	305
12-31-16	9.83	0.09•	0.00*	0.09	0.16	—	—	0.16	—	9.76	0.91	0.93	0.88	0.88	0.87	22,864	174
12-31-15	9.87	0.06•	(0.05)	0.01	0.05	—	—	0.05	—	9.83	0.15	1.03	0.88	0.88	0.59	28,178	325
12-31-14	9.88	0.07	(0.04)	0.03	0.04	—	—	0.04	—	9.87	0.31	1.03	0.88	0.88	0.57	36,335	433
Class I
06-30-19+	9.87	0.15•	0.14	0.29	0.08	—	—	0.08	—	10.08	3.00	0.29	0.29	0.29	2.59	172,106	177
12-31-18	9.91	0.22	(0.09)	0.13	0.17	—	—	0.17	—	9.87	1.33	0.29	0.29	0.29	2.30	195,851	281
12-31-17	9.96	0.16	(0.01)	0.15	0.19	—	0.01	0.20	—	9.91	1.45	0.29	0.29	0.29	1.63	188,672	305
12-31-16	10.09	0.15•	0.00*	0.15	0.28	—	—	0.28	—	9.96	1.53	0.28	0.28	0.28	1.46	170,578	174
12-31-15	10.13	0.12•	(0.04)	0.08	0.12	—	—	0.12	—	10.09	0.82	0.28	0.28	0.28	1.20	162,082	325
12-31-14	10.14	0.12•	(0.03)	0.09	0.10	—	—	0.10	—	10.13	0.88	0.28	0.28	0.28	1.17	143,860	433
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Limited Maturity Bond Portfolio (continued)
Class S
06-30-19+	9.95	0.12•	0.16	0.28	0.07	—	—	0.07	—	10.16	2.85	0.54	0.54	0.54	2.35	75,226	177
12-31-18	9.99	0.20	(0.09)	0.11	0.15	—	—	0.15	—	9.95	1.07	0.54	0.54	0.54	2.02	74,885	281
12-31-17	10.04	0.14	(0.02)	0.12	0.16	—	0.01	0.17	—	9.99	1.20	0.54	0.54	0.54	1.38	83,412	305
12-31-16	10.15	0.13	0.00*	0.13	0.24	—	—	0.24	—	10.04	1.28	0.53	0.53	0.53	1.21	99,063	174
12-31-15	10.19	0.10	(0.04)	0.06	0.10	—	—	0.10	—	10.15	0.55	0.53	0.53	0.53	0.94	99,356	325
12-31-14	10.19	0.10	(0.03)	0.07	0.07	—	—	0.07	—	10.19	0.69	0.53	0.53	0.53	0.92	105,215	433
Voya U.S. Stock Index Portfolio
Class ADV
06-30-19+	13.44	0.09•	2.33	2.42	—	—	—	—	—	15.86	18.01	0.79	0.79	0.79	1.23	100,664	4
12-31-18	15.19	0.17•	(0.86)	(0.69)	0.18	0.88	—	1.06	—	13.44	(5.10)	0.80	0.80	0.80	1.14	92,071	12
12-31-17	13.38	0.18•	2.53	2.71	0.18	0.72	—	0.90	—	15.19	20.82	0.80	0.80	0.80	1.23	116,091	6
12-31-16	12.97	0.19	1.21	1.40	0.20	0.79	—	0.99	—	13.38	11.11	0.87	0.80	0.80	1.37	116,242	5
12-31-15	14.32	0.18	(0.07)	0.11	0.18	1.28	—	1.46	—	12.97	0.54	1.01	0.79	0.79	1.33	119,692	12
12-31-14	14.26	0.17	1.58	1.75	0.20	1.49	—	1.69	—	14.32	12.77	1.02	0.80	0.80	1.26	122,012	7
Class I
06-30-19+	13.90	0.14•	2.41	2.55	—	—	—	—	—	16.45	18.35	0.26	0.26	0.26	1.76	4,015,385	4
12-31-18	15.69	0.26•	(0.90)	(0.64)	0.27	0.88	—	1.15	—	13.90	(4.62)	0.27	0.27	0.27	1.67	2,966,664	12
12-31-17	13.79	0.26•	2.63	2.89	0.27	0.72	—	0.99	—	15.69	21.46	0.27	0.27	0.27	1.75	3,469,721	6
12-31-16	13.34	0.26	1.25	1.51	0.27	0.79	—	1.06	—	13.79	11.65	0.27	0.27	0.27	1.90	4,195,761	5
12-31-15	14.68	0.26•	(0.06)	0.20	0.26	1.28	—	1.54	—	13.34	1.11	0.26	0.26	0.26	1.86	4,149,051	12
12-31-14	14.57	0.26•	1.61	1.87	0.27	1.49	—	1.76	—	14.68	13.37	0.27	0.27	0.27	1.79	4,186,235	7
Class P2
06-30-19+	13.93	0.14•	2.43	2.57	—	—	—	—	—	16.50	18.45	0.26	0.15	0.15	1.86	2,067,355	4
12-31-18	15.71	0.26	(0.89)	(0.63)	0.27	0.88	—	1.15	—	13.93	(4.55)	0.27	0.15	0.15	1.80	1,442,733	12
05-03-17(5) - 12-31-17	14.79	0.19•	1.72	1.91	0.27	0.72	—	0.99	—	15.71	13.39	0.27	0.15	0.15	1.92	1,225,483	6
Class S
06-30-19+	13.80	0.12•	2.39	2.51	—	—	—	—	—	16.31	18.19	0.51	0.50	0.50	1.52	51,434	4
12-31-18	15.57	0.22•	(0.88)	(0.66)	0.23	0.88	—	1.11	—	13.80	(4.84)	0.52	0.51	0.51	1.42	47,740	12
12-31-17	13.69	0.21	2.62	2.83	0.23	0.72	—	0.95	—	15.57	21.22	0.52	0.51	0.51	1.52	78,577	6
12-31-16	13.26	0.22•	1.25	1.47	0.25	0.79	—	1.04	—	13.69	11.35	0.52	0.51	0.51	1.66	61,754	5
12-31-15	14.59	0.23•	(0.07)	0.16	0.21	1.28	—	1.49	—	13.26	0.89	0.51	0.50	0.50	1.62	50,470	12
12-31-14	14.49	0.23•	1.60	1.83	0.24	1.49	—	1.73	—	14.59	13.11	0.52	0.51	0.51	1.55	57,095	7
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya U.S. Stock Index Portfolio (continued)
Class S2
06-30-19+	13.62	0.10•	2.37	2.47	—	—	—	—	—	16.09	18.14	0.66	0.66	0.66	1.35	150,400	4
12-31-18	15.39	0.20•	(0.88)	(0.68)	0.21	0.88	—	1.09	—	13.62	(5.03)	0.67	0.67	0.67	1.27	150,127	12
12-31-17	13.54	0.21	2.56	2.77	0.20	0.72	—	0.92	—	15.39	21.03	0.67	0.67	0.67	1.35	189,330	6
12-31-16	13.12	0.21	1.22	1.43	0.22	0.79	—	1.01	—	13.54	11.19	0.70	0.67	0.67	1.50	175,340	5
12-31-15	14.46	0.20•	(0.06)	0.14	0.20	1.28	—	1.48	—	13.12	0.75	0.76	0.66	0.66	1.46	182,682	12
12-31-14	14.38	0.19	1.60	1.79	0.22	1.49	—	1.71	—	14.46	12.94	0.77	0.67	0.67	1.39	177,899	7
VY® Clarion Real Estate Portfolio
Class ADV
06-30-19+	29.16	0.26•	5.07	5.33	—	—	—	—	—	34.49	18.28	1.46	1.30	1.30	1.59	61,565	36
12-31-18	36.01	0.49•	(3.01)	(2.52)	0.83	3.50	—	4.33	—	29.16	(7.97)	1.47	1.31	1.31	1.50	56,062	103
12-31-17	35.00	0.53•	1.14	1.67	0.66	—	—	0.66	—	36.01	4.82	1.45	1.31	1.31	1.50	75,575	82
12-31-16	34.11	0.47•	0.88	1.35	0.46	—	—	0.46	—	35.00	3.86	1.49	1.31	1.31	1.33	90,084	43
12-31-15	33.65	0.36•	0.49	0.85	0.39	—	—	0.39	—	34.11	2.58	1.59	1.31	1.31	1.08	90,056	41
12-31-14	26.29	0.33•	7.39	7.72	0.36	—	—	0.36	—	33.65	29.48	1.59	1.28	1.28	1.08	89,699	30
Class I
06-30-19+	30.72	0.32•	5.41	5.73	—	—	—	—	—	36.45	18.65	0.86	0.70	0.70	1.84	22,268	36
12-31-18	37.76	0.71•	(3.15)	(2.44)	1.10	3.50	—	4.60	—	30.72	(7.42)	0.87	0.71	0.71	2.05	38,978	103
12-31-17	36.68	0.79•	1.19	1.98	0.90	—	—	0.90	—	37.76	5.47	0.85	0.71	0.71	2.14	100,423	82
12-31-16	35.71	0.72•	0.92	1.64	0.67	—	—	0.67	—	36.68	4.47	0.84	0.71	0.71	1.96	105,754	43
12-31-15	35.17	0.58•	0.52	1.10	0.56	—	—	0.56	—	35.71	3.20	0.84	0.71	0.71	1.65	128,447	41
12-31-14	27.42	0.52•	7.73	8.25	0.50	—	—	0.50	—	35.17	30.27	0.84	0.68	0.68	1.64	142,041	30
Class S
06-30-19+	30.67	0.33•	5.35	5.68	—	—	—	—	—	36.35	18.52	1.11	0.95	0.95	1.93	234,013	36
12-31-18	37.67	0.63•	(3.16)	(2.53)	0.97	3.50	—	4.47	—	30.67	(7.65)	1.12	0.96	0.96	1.85	212,673	103
12-31-17	36.58	0.68•	1.19	1.87	0.78	—	—	0.78	—	37.67	5.18	1.10	0.96	0.96	1.83	290,716	82
12-31-16	35.60	0.61•	0.94	1.55	0.57	—	—	0.57	—	36.58	4.24	1.09	0.96	0.96	1.66	375,761	43
12-31-15	35.06	0.48•	0.53	1.01	0.47	—	—	0.47	—	35.60	2.95	1.09	0.96	0.96	1.38	430,712	41
12-31-14	27.35	0.43•	7.70	8.13	0.42	—	—	0.42	—	35.06	29.87	1.09	0.93	0.93	1.37	489,653	30
Class S2
06-30-19+	30.47	0.31•	5.30	5.61	—	—	—	—	—	36.08	18.41	1.26	1.10	1.10	1.77	14,881	36
12-31-18	37.44	0.58•	(3.14)	(2.56)	0.91	3.50	—	4.41	—	30.47	(7.78)	1.27	1.11	1.11	1.71	13,745	103
12-31-17	36.35	0.62•	1.18	1.80	0.71	—	—	0.71	—	37.44	5.02	1.25	1.11	1.11	1.68	17,937	82
12-31-16	35.39	0.55•	0.93	1.48	0.52	—	—	0.52	—	36.35	4.07	1.27	1.11	1.11	1.52	22,911	43
12-31-15	34.85	0.44•	0.51	0.95	0.41	—	—	0.41	—	35.39	2.79	1.34	1.11	1.11	1.26	26,084	41
12-31-14	27.18	0.38•	7.76	8.05	0.38	—	—	0.38	—	34.85	29.74	1.34	1.08	1.08	1.21	28,313	30
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® JPMorgan Small Cap Core Equity Portfolio
Class ADV
06-30-19+	15.79	0.01	2.80	2.81	—	—	—	—	—	18.60	17.80	1.45	1.45	1.44	0.11	128,338	30
12-31-18	20.12	(0.02)	(1.67)	(1.69)	0.02	2.62	—	2.64	—	15.79	(10.82)	1.45	1.45	1.45	(0.07)	114,664	43
12-31-17	18.54	0.01	2.71	2.72	0.04	1.10	—	1.14	—	20.12	15.17	1.45	1.45	1.45	0.03	131,488	36
12-31-16	16.82	0.03	3.33	3.36	0.04	1.60	—	1.64	—	18.54	21.17	1.50	1.45	1.45	0.17	120,442	40
12-31-15	19.83	0.01	(0.58)	(0.57)	—	2.44	—	2.44	—	16.82	(4.02)	1.60	1.45	1.45	0.12	105,259	38
12-31-14	20.05	(0.03)	1.55	1.52	0.04	1.70	—	1.74	—	19.83	7.94	1.60	1.45	1.45	(0.11)	101,728	42
Class I
06-30-19+	16.89	0.07•	3.01	3.08	—	—	—	—	—	19.97	18.24	0.85	0.85	0.84	0.73	234,032	30
12-31-18	21.35	0.11	(1.81)	(1.70)	0.14	2.62	—	2.76	—	16.89	(10.34)	0.85	0.85	0.85	0.53	165,568	43
12-31-17	19.59	0.13	2.88	3.01	0.15	1.10	—	1.25	—	21.35	15.86	0.85	0.85	0.85	0.62	188,213	36
12-31-16	17.68	0.14	3.52	3.66	0.15	1.60	—	1.75	—	19.59	21.92	0.85	0.85	0.85	0.77	178,586	40
12-31-15	20.70	0.14	(0.62)	(0.48)	0.10	2.44	—	2.54	—	17.68	(3.45)	0.85	0.85	0.85	0.72	159,243	38
12-31-14	20.81	0.09	1.62	1.71	0.12	1.70	—	1.82	—	20.70	8.61	0.85	0.85	0.85	0.48	160,190	42
Class R6
06-30-19+	16.88	0.07•	3.00	3.07	—	—	—	—	—	19.95	18.19	0.85	0.85	0.84	0.72	32,583	30
12-31-18	21.34	0.09	(1.79)	(1.70)	0.14	2.62	—	2.76	—	16.88	(10.34)	0.85	0.85	0.85	0.55	23,951	43
12-31-17	19.58	0.15•	2.86	3.01	0.15	1.10	—	1.25	—	21.34	15.87	0.85	0.85	0.85	0.73	17,009	36
05-03-16(5) - 12-31-16	17.80	0.15•	3.38	3.53	0.15	1.60	—	1.75	—	19.58	21.04	0.85	0.85	0.85	1.22	30	40
Class S
06-30-19+	16.65	0.04•	2.96	3.00	—	—	—	—	—	19.65	18.02	1.10	1.10	1.09	0.45	353,419	30
12-31-18	21.07	0.06	(1.78)	(1.72)	0.08	2.62	—	2.70	—	16.65	(10.52)	1.10	1.10	1.10	0.28	327,752	43
12-31-17	19.35	0.07•	2.85	2.92	0.10	1.10	—	1.20	—	21.07	15.56	1.10	1.10	1.10	0.37	385,636	36
12-31-16	17.48	0.10	3.46	3.56	0.09	1.60	—	1.69	—	19.35	21.59	1.10	1.10	1.10	0.52	436,518	40
12-31-15	20.49	0.09	(0.62)	(0.53)	0.04	2.44	—	2.48	—	17.48	(3.68)	1.10	1.10	1.10	0.47	404,369	38
12-31-14	20.62	0.05	1.59	1.64	0.07	1.70	—	1.77	—	20.49	8.35	1.10	1.10	1.10	0.22	459,361	42
Class S2
06-30-19+	16.46	0.03•	2.92	2.95	—	—	—	—	—	19.41	17.92	1.25	1.25	1.24	0.31	30,425	30
12-31-18	20.85	0.03	(1.76)	(1.73)	0.04	2.62	—	2.66	—	16.46	(10.64)	1.25	1.25	1.25	0.13	27,453	43
12-31-17	19.15	0.04•	2.82	2.86	0.06	1.10	—	1.16	—	20.85	15.42	1.25	1.25	1.25	0.22	35,440	36
12-31-16	17.31	0.06•	3.44	3.50	0.06	1.60	—	1.66	—	19.15	21.39	1.28	1.25	1.25	0.37	39,721	40
12-31-15	20.32	0.06	(0.62)	(0.56)	0.01	2.44	—	2.45	—	17.31	(3.87)	1.35	1.25	1.25	0.33	40,756	38
12-31-14	20.45	0.02	1.59	1.61	0.04	1.70	—	1.74	—	20.32	8.24	1.35	1.25	1.25	0.07	48,220	42
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® Templeton Global Growth Portfolio
Class ADV
06-30-19+	8.26	0.13•	0.51	0.64	—	—	—	—	—	8.90	7.75	1.74	1.43	1.43	2.98	7	10
12-31-18	10.96	0.12	(1.54)	(1.42)	0.26	1.02	—	1.28	—	8.26	(14.60)	1.57	1.43	1.43	1.26	6	27
12-31-17	9.50	0.12	1.56	1.68	0.15	0.07	—	0.22	—	10.96	17.76	1.57	1.43	1.43	1.17	7	26
12-31-16	13.16	0.13•	0.84	0.97	0.46	4.17	—	4.63	—	9.50	10.47	1.62	1.55	1.55	1.22	6	23
12-31-15	15.08	0.17	(1.27)	(1.10)	0.37	0.45	—	0.82	—	13.16	(7.89)	1.68	1.53	1.53	1.20	6	21
12-31-14	15.70	0.30	(0.78)	(0.48)	0.14	—	—	0.14	—	15.08	(3.11)	1.64	1.49	1.49	1.89	6	18
Class I
06-30-19+	8.59	0.17•	0.53	0.70	—	—	—	—	—	9.29	8.15	1.14	0.83	0.83	3.62	580	10
12-31-18	11.35	0.19•	(1.61)	(1.42)	0.32	1.02	—	1.34	—	8.59	(14.13)	0.97	0.83	0.83	1.83	520	27
12-31-17	9.82	0.19	1.61	1.80	0.20	0.07	—	0.27	—	11.35	18.46	0.97	0.83	0.83	1.77	2,236	26
12-31-16	13.46	0.20•	0.88	1.08	0.55	4.17	—	4.72	—	9.82	11.16	0.97	0.95	0.95	1.85	1,916	23
12-31-15	15.40	0.33•	(1.36)	(1.03)	0.46	0.45	—	0.91	—	13.46	(7.31)	0.90	0.90	0.90	2.07	1,837	21
12-31-14	16.02	0.40•	(0.79)	(0.39)	0.23	—	—	0.23	—	15.40	(2.56)	0.89	0.89	0.89	2.47	298,762	18
Class S
06-30-19+	8.68	0.15•	0.54	0.69	—	—	—	—	—	9.37	7.95	1.39	1.08	1.08	3.32	130,613	10
12-31-18	11.45	0.17•	(1.63)	(1.46)	0.29	1.02	—	1.31	—	8.68	(14.35)	1.22	1.08	1.08	1.61	129,828	27
12-31-17	9.90	0.16•	1.63	1.79	0.17	0.07	—	0.24	—	11.45	18.22	1.22	1.08	1.08	1.53	175,462	26
12-31-16	13.52	0.20	0.85	1.05	0.50	4.17	—	4.67	—	9.90	10.89	1.22	1.20	1.20	1.59	188,514	23
12-31-15	15.46	0.24•	(1.32)	(1.08)	0.41	0.45	—	0.86	—	13.52	(7.56)	1.18	1.18	1.18	1.57	203,957	21
12-31-14	16.08	0.36•	(0.79)	(0.43)	0.19	—	—	0.19	—	15.46	(2.77)	1.14	1.14	1.14	2.25	257,772	18
Class S2
06-30-19+	8.58	0.15•	0.53	0.68	—	—	—	—	—	9.26	7.93	1.54	1.23	1.23	3.22	2,288	10
12-31-18	11.33	0.15•	(1.61)	(1.46)	0.27	1.02	—	1.29	—	8.58	(14.49)	1.37	1.23	1.23	1.44	2,207	27
12-31-17	9.80	0.15•	1.61	1.76	0.16	0.07	—	0.23	—	11.33	18.05	1.37	1.23	1.23	1.39	3,007	26
12-31-16	13.42	0.18	0.85	1.03	0.48	4.17	—	4.65	—	9.80	10.69	1.40	1.35	1.35	1.45	2,980	23
12-31-15	15.34	0.21•	(1.30)	(1.09)	0.38	0.45	—	0.83	—	13.42	(7.69)	1.43	1.33	1.33	1.42	3,401	21
12-31-14	15.97	0.34•	(0.80)	(0.46)	0.17	—	—	0.17	—	15.34	(2.98)	1.39	1.29	1.29	2.12	4,879	18

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

See Accompanying Notes to Financial Statements

Financial Highlights (continued)

(5)
Commencement of operations.

(a)
Excluding amounts related to a securities lending settlement recorded in the year ended December 31, 2018, total return for Voya Large Cap Value Portfolio would have been (8.34)%, (7.82)%, (7.75)%, (8.01)% and (8.13)% for Classes ADV, I, R6, S and S2, respectively.

(b)
Excluding amounts related to a securities lending settlement recorded in the year ended December 31, 2018, Voya Large Cap Value Portfolio’s Net Investment Income Ratios would have been 1.40%, 2.00%, 2.02%, 1.75% and 1.59% for Classes ADV, I, R6, S and S2, respectively.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or the “Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-three active separate investment series. The nine series (each a “Portfolio” and collectively the “Portfolios”) included in this report are: Voya Balanced Income Portfolio (“Balanced Income”), Voya High Yield Portfolio (“High Yield”), Voya Large Cap Growth Portfolio (“Large Cap Growth”), Voya Large Cap Value Portfolio (“Large Cap Value”), Voya Limited Maturity Bond Portfolio (“Limited Maturity Bond”), Voya U.S. Stock Index Portfolio (“U.S. Stock Index”), VY® Clarion Real Estate Portfolio (“Clarion Real Estate”), VY® JPMorgan Small Cap Core Equity Portfolio (“JPMorgan Small Cap Core Equity”), and VY® Templeton Global Growth Portfolio (“Templeton Global Growth”), each a diversified series of the Trust. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus. Prior to May 1, 2019, Balanced Income was known as VY® Franklin Income Portfolio.
The classes of shares included in this report are: Adviser (“Class ADV”), Institutional (“Class I”), Class P2, Class R6, Service; (“Class S”) and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to High Yield, Large Cap Growth, Large Cap Value, Limited Maturity Bond, U.S. Stock Index, and as of May 1, 2019, Balanced Income. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of the Portfolio’s assets and liabilities. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method. Clarion Real Estate estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of cost of the related investments. If Clarion Real Estate no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly and net capital gains distributions, if any, are declared and paid annually by High Yield and Limited Maturity Bond. Dividends from net investment income, if any, are declared and paid semi-annually and net capital gains distributions, if any, are declared and paid annually by Large Cap Value and U.S. Stock Index. For all other Portfolios, dividends from net investment income and net capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of June 30, 2019, the maximum amount of loss that Balanced Income and Templeton Global Growth would incur if its counterparties failed to perform would be $260,315 and $2, respectively, which represents the gross payments to be received on open forward foreign currency contracts and OTC purchased options were they to be unwound as of June 30, 2019. At June 30, 2019, certain counterparties pledged $540,000 in cash collateral to Balanced Income. There was no collateral pledged by any counterparty to Templeton Global Growth at June 30, 2019.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Certain Portfolios have entered into derivative contracts that contain credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.
As of June 30, 2019, Balanced Income and Templeton Global Growth had a liability position of  $109,588 and $10, respectively, on open forward foreign currency contracts. If a contingent feature would have been triggered as of June 30, 2019, the Portfolio’s could have been required to pay these amounts in cash to its counterparties. There was no collateral pledged by any Portfolio as of June 30, 2019.
H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.
During the period ended June 30, 2019, Balanced Income and Templeton Global Growth had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below. The Portfolios used forward foreign currency contracts primarily to protect their non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within the
Portfolio of Investments for open forward foreign currency contracts at June 30, 2019.
	Purchased	Sold
Balanced Income	$42,759,272	$39,993,815
Templeton Global Growth	25,811	—
I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.
Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2019, U.S. Stock Index and JPMorgan Small Cap Core Equity have purchased futures contracts on various equity indexes to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. In addition, Balanced Income and Limited Maturity Bond had purchased and sold futures contracts on treasury futures to manage the duration and yield curve of the Portfolios. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against counterparty default.
During the period ended June 30, 2019, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables within each respective Portfolio of Investments for open futures contracts at June 30, 2019.
	Purchased	Sold
Balanced Income	$134,098,024	$21,751,719
Limited Maturity Bond	63,668,036	15,720,047
U.S. Stock Index	61,016,157	—
JPMorgan Small Cap Core Equity	9,890,910	—
J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.
Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. There were no open repurchase agreements for any Portfolio at June 30, 2019.
K. Securities Lending. Each Portfolio may loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
M. Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

are fixed at the time the transaction is negotiated. The fair value of such securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.
N. Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.
During the period ended June 30, 2019, Balanced Income had written exchange-traded options with a notional value of  $1,735,140 on equity securities in an attempt to generate income from option premiums. There were no open written exchange-traded options at June 30, 2019.
During the period ended June 30, 2019, Balanced Income had purchased interest rate swaptions with a notional value of  $360,000,000 to gain exposure to interest rates.
Please refer to the tables within the Portfolio of Investments for open purchased interest rate swaptions at June 30, 2019.
O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).
The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Summary Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, registered commodities exchange(s), counterparties or brokers. The fair value of an OTC swap contract is recorded on each Portfolio’s Statements of Assets and Liabilities. Daily changes in the value of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received on OTC swaps by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.
For the period ended June 30, 2019, Balanced Income and Limited Maturity Bond had bought and sold credit protection (Balanced Income only) on various credit default swap indices (“CDX”) to hedge the credit risk associated with the market or certain sectors of the markets. A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. At June 30, 2019, Balanced Income and Limited Maturity had an average notional amount on credit default swaps to buy and sell protection as disclosed below. Please refer to the tables within the Portfolio of Investments for open credit default swaps to buy protection for Limited Maturity Bond at June 30, 2019. There were no open credit default swaps for Balanced Income at June 30, 2019.
	Buy	Sell
Balanced Income	$8,465,500	$21,584,000
Limited Maturity	7,945,000	—
At June 30, 2019, Limited Maturity Bond had pledged $275,000 in cash collateral for open centrally cleared credit default swaps.
P. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the six months ended June 30, 2019, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities were as follows:
	Purchases	Sales
Balanced Income	$618,878,941	$318,238,094
High Yield	106,209,141	127,078,604
Large Cap Growth	2,496,180,220	2,849,563,505
Large Cap Value	478,093,631	541,164,274
Limited Maturity Bond	38,341,731	62,190,872
U.S. Stock Index	1,039,602,822	188,079,964
	Purchases	Sales
Clarion Real Estate	122,682,083	166,704,826
JPMorgan Small Cap Core Equity	216,584,723	218,887,092
Templeton Global Growth	13,430,891	22,087,854
U.S. government securities not included above were as follows:
	Purchases	Sales
Balanced Income	$246,756,003	$174,242,451
Limited Maturity Bond	426,234,214	428,776,365
NOTE 4 — INVESTMENT MANAGEMENT FEES
Balanced Income, Large Cap Growth, Large Cap Value and Clarion Real Estate have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
Portfolio	Fee
Balanced Income(1)	0.55% on all assets
Large Cap Growth	0.65% on the first $5.5 billion; 0.62% on the next $1.5 billion; 0.60% on the next $3 billion; and 0.59% on the amount in excess of $10 billion
Large Cap Value	0.75% on the first $500 million; 0.70% on the next $1.5 billion; and 0.65% on the amount in excess of $2 billion
Clarion Real Estate	0.85% on the first $200 million; 0.80% on the next $550 million; and 0.75% on the amount in excess of $750 million

(1)
Prior to May 1, 2019, the management fee for Balanced Income was 0.75% on the first $500 million; and 0.70% on the amount in excess of  $500 million.

With the exception of the Portfolios in the table above, the Investment Adviser provides the below Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreement, the Investment Adviser has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

securities and other investments. Pursuant to the Unified Agreement, the Investment Adviser also is responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of a Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing and ordinary legal expenses. As compensation for its services under the Unified Agreement, the Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of each Portfolio:
Portfolio	Fee
High Yield	0.490% on the first $1 billion; 0.480% on the next $1 billion; 0.470% on the amount in excess of $2 billion
Limited Maturity Bond(1)	0.350% on the first $200 million; 0.300% on the next $300 million; 0.250% on the amount in excess of $500 million
U.S. Stock Index	0.260%
JPMorgan Small Cap Core Equity	0.900% on the first $200 million; 0.850% on the next $300 million; 0.800% on the next $250 million; 0.750% on the amount in excess of $750 million
Templeton Global Growth	0.960% on the first $250 million; 0.860% on the next $250 million; 0.760% on the amount in excess of $500 million

(1)
The assets of Limited Maturity Bond are aggregated with those of Voya Government Liquid Assets Portfolio, which is not included in this report, to determine the Unified Fee applicable to the Portfolio.

Effective May 1, 2019, the Investment Adviser has contractually agreed to waive 0.015%, 0.010%, 0.044%, and 0.018% of the management fee for High Yield, Large Cap Value, Clarion Real Estate and Templeton Global Growth, respectively. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of these obligations requires approval by the Board. These waivers replace the management fee waivers in connection with the sub-advisory fee reductions.
Prior to May 1, 2019, the Investment Adviser had contractually agreed to waive a portion of the management fee for Balanced Income, High Yield, Large Cap Value, Clarion Real Estate and Templeton Global Growth in connection with sub-advisory fee reductions for these Portfolios. The waiver was calculated as follows: Waiver = 50% x (former sub-advisory fee rate minus new sub-advisory fee rate) x average daily net assets as of the calculation date. For the period ended April 30, 2019, the Investment Adviser waived $27,067, $30,527, $42,791, $64,714 and $9,753 for Balanced Income, High Yield, Large Cap Value, Clarion Real Estate and Templeton
Global Growth, respectively, based on the sub-advisory fee reductions. Effective May 1, 2019, the Investment Adviser is no longer obligated to waive a portion of the management fee for these Portfolios based on the sub-advisory fee reductions. The termination of these obligations were approved by the Board and, for all but Balanced Income, replaced with a management fee waiver.
The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for certain Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each respective Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (*denotes an affiliated sub-adviser):
Portfolio	Sub-Adviser
Balanced Income(2)	Voya Investment Management Co. LLC*
High Yield	Voya Investment Management Co. LLC*
Large Cap Growth	Voya Investment Management Co. LLC*
Large Cap Value	Voya Investment Management Co. LLC*
Limited Maturity Bond	Voya Investment Management Co. LLC*
U.S. Stock Index	Voya Investment Management Co. LLC*
Clarion Real Estate	CBRE Clarion Securities LLC
JPMorgan Small Cap Core Equity	J.P. Morgan Investment Management Inc.
Templeton Global Growth	Templeton Global Advisors Limited

(2)
Effective May 1, 2019, Franklin Advisers, Inc. was removed as a sub-adviser and Voya Investment Management Co. LLC was added as a sub-adviser to the Portfolio.

NOTE 5 — DISTRIBUTION AND SERVICE FEES
The Trust has entered into a shareholder service plan (the “Plan”) for each Portfolio that offers Class S and Class S2 shares. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2 shares, respectively. Each Portfolio that offers Class S2 shares has entered into a distribution plan (the “Class S2 Plan”) with the Distributor on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a distribution fee for distribution services including payments to the Distributor at an annual rate of

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

0.15% of the average daily net assets. The Distributor has contractually agreed to waive 0.01% of the shareholder service fee for Class S shares of U.S. Stock Index. Termination or modification of this obligation requires approval by the Board.
Class ADV shares of the Portfolios have a shareholder service and distribution plan. The respective Portfolios pay the Distributor a service fee of 0.25% and a distribution fee of 0.35% of each Portfolio’s average daily net assets attributable to Class ADV shares, except for U.S. Stock Index, which pays a distribution fee of 0.28%.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
For the period ended June 30, 2019, Balanced Income incurred $26,100 of shareholder notification costs associated with changes to the Portfolio’s name, sub-adviser and expense structure. The Investment Adviser reimbursed the Portfolio for these costs.
For the period ended June 30, 2019, Templeton Global Growth incurred $119,100 of proxy and solicitation costs associated with obtaining shareholder approval relating to its merger with and into Voya Global Equity Portfolio, which is not included in this report. The Investment Adviser reimbursed the Portfolio for these costs.
At June 30, 2019, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc., affiliated investment companies or other related/affiliated party owned more than 5% of the following Portfolios:
Entity	Portfolio	Percentage
ReliaStar Life Insurance Company	Limited Maturity Bond	7.23%
	JPMorgan Small Cap Core Equity	7.12
Security Life of Denver Insurance Company	Limited Maturity Bond	10.22
Voya Index Solution 2025 Portfolio	U.S. Stock Index	5.72
Voya Index Solution 2035 Portfolio	U.S. Stock Index	6.81
Voya Index Solution 2045 Portfolio	U.S. Stock Index	5.23
Voya Institutional Trust Company	Balanced Income	19.84
	High Yield	16.20
	Voya Large Cap Growth	18.54
	Large Cap Value	5.06
	Limited Maturity Bond	6.42
	Clarion Real Estate	21.45
	JPMorgan Small Cap Core Equity	23.14
Voya Insurance and Annuity Company	Balanced Income	73.81
Entity	Portfolio	Percentage
	High Yield	52.83
	Large Cap Growth	48.65
	Large Cap Value	59.98
	Limited Maturity Bond	8.33
	Clarion Real Estate	40.01
	JPMorgan Small Cap Core Equity	30.96
	Templeton Global Growth	94.76
Voya Retirement Growth Portfolio	U.S. Stock Index	17.78
Voya Retirement Insurance and Annuity Company	High Yield	27.45
	Large Cap Growth	26.43
	Large Cap Value	29.19
	U.S. Stock Index	11.58
	Clarion Real Estate	37.35
	JPMorgan Small Cap Core Equity	27.88
Voya Retirement Moderate Growth Portfolio	U.S. Stock Index	12.24
Voya Retirement Moderate Portfolio	U.S. Stock Index	5.34
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Investment Adviser may direct the Portfolios’ sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 7 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into written expense limitation agreements (“Expense Limitation Agreements”) with the following Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class ADV	Class I	Class P2	Class R6	Class S	Class S2
Balanced Income(1)	1.20%	0.60%	N/A	N/A	0.85%	1.00%
Large Cap Growth(2)	1.27%	0.67%	N/A	0.67%	0.92%	1.07%
Large Cap Value(3)	1.29%	0.69%	N/A	0.69%	0.94%	1.09%
U.S. Stock Index	N/A	N/A	0.15%	N/A	N/A	N/A
Clarion Real Estate	1.35%	0.75%	N/A	N/A	1.00%	1.15%
Templeton Global Growth	1.45%	0.85%	N/A	N/A	1.10%	1.25%

(1)
Prior to May 1, 2019, the expense limits for Balanced Income were 1.28%, 0.68%, 0.93%, and 1.08% for Class ADV, Class I, Class S, and Class S2, respectively.

(2)
Any fees waived pursuant to the Expense Limitation Agreement shall not be eligible for recoupment.

(3)
Pursuant to a side letter agreement, through May 1, 2020, the Investment Adviser has further lowered the expense limits for Large Cap Value to 1.25%, 0.65%, 0.65%, 0.90%, and 1.05% for Class ADV, Class I, Class R6, Class S, and Class S2, respectively. Termination or modification of this obligation requires approval by the Board. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

Unless otherwise specified above and with the exception of the non-recoupable management fee waivers for certain Portfolios, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2019, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:
	June 30,
	2020	2021	2022	Total
Balanced Income	$249,128	$476,970	$350,602	$1,076,700
U.S. Stock Index	175,450	1,448,115	1,884,759	3,508,324
Clarion Real Estate	583,854	504,782	403,777	1,492,413
Templeton Global Growth	113,645	214,801	168,266	496,712
The Expense Limitation Agreements are contractual through May 1, 2020, with the exception of Templeton Global Growth, which is through May 1, 2021, and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective May 17, 2019, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000 through May 15, 2020. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 17, 2019, the predecessor line of credit was for an aggregate amount of  $400,000,000 and paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 17, 2019.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The below Portfolios utilized the line of credit during the six months ended June 30, 2019 as follows:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
U.S. Stock Index	3	$35,806,000	3.40%
Clarion Real Estate	6	8,409,000	3.39

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Balanced Income
Class ADV
6/30/2019	234,997	—	—	(346,688)	(111,691)	2,571,540	—	—	(3,803,327)	(1,231,787)
12/31/2018	343,500	—	365,920	(1,098,907)	(389,487)	3,765,288	—	3,926,322	(12,008,384)	(4,316,774)
Class I
6/30/2019	8,856	—	—	(39,672)	(30,816)	104,088	—	—	(448,035)	(343,947)
12/31/2018	13,833	—	43,191	(108,802)	(51,778)	157,449	—	483,308	(1,231,681)	(590,924)
Class S
6/30/2019	152,417	—	—	(1,983,277)	(1,830,860)	1,728,469	—	—	(22,693,593)	(20,965,124)
12/31/2018	209,670	—	1,501,209	(5,528,181)	(3,817,302)	2,402,543	—	16,723,472	(62,687,213)	(43,561,198)
Class S2
6/30/2019	8,177	—	—	(34,077)	(25,900)	96,692	—	—	(379,126)	(282,434)
12/31/2018	22,911	—	22,902	(66,257)	(20,444)	260,456	—	254,904	(751,330)	(235,970)
High Yield
Class ADV
6/30/2019	282,753	—	212,364	(591,224)	(96,107)	2,724,599	—	2,051,089	(5,669,746)	(894,058)
12/31/2018	468,091	—	496,778	(1,731,374)	(766,505)	4,535,058	—	4,784,764	(16,724,655)	(7,404,833)
Class I
6/30/2019	373,403	—	165,305	(582,011)	(43,303)	3,604,630	—	1,598,237	(5,589,488)	(386,621)
12/31/2018	1,099,810	—	370,227	(1,547,007)	(76,970)	10,708,127	—	3,566,820	(15,025,441)	(750,494)
Class S
6/30/2019	1,243,625	—	931,912	(3,255,942)	(1,080,405)	11,907,071	—	9,000,340	(31,300,406)	(10,392,995)
12/31/2018	1,541,065	—	2,209,002	(7,781,306)	(4,031,239)	14,969,371	—	21,269,549	(74,934,147)	(38,695,227)
Class S2
6/30/2019	39,499	—	11,344	(120,002)	(69,159)	380,998	—	109,693	(1,172,066)	(681,375)
12/31/2018	53,890	—	29,579	(201,318)	(117,849)	524,343	—	285,512	(1,944,436)	(1,134,581)
Large Cap Growth
Class ADV
6/30/2019	604,646	—	—	(7,318,488)	(6,713,842)	11,359,512	—	—	(135,770,982)	(124,411,470)
12/31/2018	918,683	—	15,118,914	(17,104,293)	(1,066,696)	17,424,747	—	276,524,927	(326,912,484)	(32,962,810)
Class I
6/30/2019	2,728,801	—	—	(5,724,894)	(2,996,093)	55,127,941	—	—	(114,353,888)	(59,225,947)
12/31/2018	7,417,403	—	14,079,600	(32,272,260)	(10,775,257)	155,902,826	—	278,916,876	(675,708,149)	(240,888,447)
Class R6
6/30/2019	205,921	—	—	(336,834)	(130,913)	4,127,441	—	—	(6,672,551)	(2,545,110)
12/31/2018	1,023,337	—	321,255	(365,872)	978,720	21,158,162	—	6,367,270	(7,357,087)	20,168,345
Class S
6/30/2019	830,462	—	—	(8,591,043)	(7,760,581)	16,059,478	—	—	(168,462,192)	(152,402,714)
12/31/2018	1,131,475	—	13,904,209	(18,503,810)	(3,468,126)	22,894,103	—	268,490,262	(374,074,067)	(82,689,702)
Class S2
6/30/2019	63,282	—	—	(422,592)	(359,310)	1,220,783	—	—	(8,240,816)	(7,020,033)
12/31/2018	325,126	—	452,720	(635,056)	142,790	6,494,085	—	8,678,633	(12,844,744)	2,327,974
Large Cap Value
Class ADV
6/30/2019	75,102	—	—	(390,186)	(315,084)	859,602	—	—	(4,501,494)	(3,641,892)
12/31/2018	132,555	—	622,235	(746,247)	8,543	1,613,261	—	7,149,519	(9,153,440)	(390,660)
Class I
6/30/2019	306,503	—	—	(2,473,741)	(2,167,238)	3,648,488	—	—	(29,322,545)	(25,674,057)
12/31/2018	589,887	—	4,162,204	(6,070,579)	(1,318,488)	7,303,720	—	48,700,372	(77,402,054)	(21,397,962)
Class R6
6/30/2019	11,859	—	—	(100,510)	(88,651)	139,873	—	—	(1,194,850)	(1,054,977)
12/31/2018	70,339	—	10,828	(33,405)	47,762	883,122	—	125,715	(439,756)	569,081
Class S
6/30/2019	320,925	—	—	(4,221,160)	(3,900,235)	3,788,781	—	—	(49,006,572)	(45,217,791)
12/31/2018	298,273	—	8,086,285	(9,550,944)	(1,166,386)	3,740,165	—	93,408,002	(119,140,322)	(21,992,155)
Class S2
6/30/2019	189	—	—	(583)	(394)	2,126	—	—	(6,933)	(4,807)
12/31/2018	2,023	—	1,692	(6,815)	(3,100)	25,835	—	19,541	(93,118)	(47,742)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Limited Maturity Bond
Class ADV
6/30/2019	33,331	—	9,300	(125,931)	(83,300)	325,479	—	91,034	(1,226,695)	(810,182)
12/31/2018	106,531	—	20,943	(416,823)	(289,349)	1,029,191	—	202,049	(4,023,906)	(2,792,666)
Class I
6/30/2019	1,882,842	—	146,864	(4,796,469)	(2,766,763)	18,733,650	—	1,466,598	(47,600,033)	(27,399,785)
12/31/2018	7,255,841	—	329,270	(6,778,612)	806,499	71,412,856	—	3,241,396	(66,800,849)	7,853,403
Class S
6/30/2019	439,065	—	53,734	(614,947)	(122,148)	4,413,500	—	540,859	(6,165,753)	(1,211,394)
12/31/2018	752,352	—	116,839	(1,691,082)	(821,891)	7,466,847	—	1,158,960	(16,772,716)	(8,146,909)
U.S. Stock Index
Class ADV
6/30/2019	228,480	—	—	(735,385)	(506,905)	3,464,284	—	—	(11,052,462)	(7,588,178)
12/31/2018	481,218	—	508,638	(1,778,054)	(788,198)	7,229,694	—	7,544,736	(27,144,431)	(12,370,001)
Class I
6/30/2019	56,326,598	—	—	(25,715,572)	30,611,026	913,669,112	—	—	(394,672,201)	518,996,911
12/31/2018	32,350,213	—	15,849,349	(55,847,056)	(7,647,494)	497,912,308	—	241,875,952	(883,699,636)	(143,911,376)
Class P2
6/30/2019	33,682,510	—	—	(11,949,297)	21,733,213	527,470,836	—	—	(186,472,088)	340,998,748
12/31/2018	39,278,304	—	7,144,924	(20,865,797)	25,557,431	612,519,550	—	109,017,631	(329,420,625)	392,116,556
Class S
6/30/2019	343,630	—	—	(650,744)	(307,114)	5,250,968	—	—	(10,314,764)	(5,063,796)
12/31/2018	917,512	—	262,206	(2,765,324)	(1,585,606)	14,441,478	—	3,983,988	(43,522,881)	(25,097,415)
Class S2
6/30/2019	311,194	—	—	(1,987,085)	(1,675,891)	4,761,922	—	—	(30,543,760)	(25,781,838)
12/31/2018	939,572	—	800,753	(3,019,732)	(1,279,407)	14,505,138	—	12,017,762	(46,907,695)	(20,384,795)
Clarion Real Estate
Class ADV
6/30/2019	39,505	—	—	(177,318)	(137,813)	1,326,067	—	—	(5,908,797)	(4,582,730)
12/31/2018	99,786	—	255,048	(530,837)	(176,003)	3,327,982	—	8,092,673	(17,297,135)	(5,876,480)
Class I
6/30/2019	73,867	—	—	(731,729)	(657,862)	2,601,102	—	—	(26,604,198)	(24,003,096)
12/31/2018	141,774	—	158,369	(1,691,012)	(1,390,869)	4,863,797	—	5,278,443	(60,809,529)	(50,667,289)
Class S
6/30/2019	85,186	—	—	(580,592)	(495,406)	2,923,277	—	—	(20,252,485)	(17,329,208)
12/31/2018	148,358	—	910,495	(1,841,822)	(782,969)	5,218,210	—	30,337,693	(63,290,411)	(27,734,508)
Class S2
6/30/2019	14,797	—	—	(53,454)	(38,657)	525,295	—	—	(1,855,871)	(1,330,576)
12/31/2018	23,688	—	58,490	(110,129)	(27,951)	813,955	—	1,937,174	(3,727,778)	(976,649)
JPMorgan Small Cap Core Equity
Class ADV
6/30/2019	196,692	—	—	(560,618)	(363,926)	3,515,950	—	—	(10,103,727)	(6,587,777)
12/31/2018	697,387	—	865,438	(834,426)	728,399	13,057,873	—	16,763,544	(16,260,829)	13,560,588
Class I
6/30/2019	2,577,123	—	—	(655,637)	1,921,486	51,361,117	—	—	(12,737,352)	38,623,765
12/31/2018	1,069,628	—	1,171,916	(1,257,213)	984,331	22,820,403	—	24,223,499	(26,094,331)	20,949,571
Class R6
6/30/2019	322,614	—	—	(108,244)	214,370	6,224,210	—	—	(2,088,000)	4,136,210
12/31/2018	625,694	—	136,181	(140,544)	621,331	13,183,474	—	2,813,490	(2,961,018)	13,035,946
Class S
6/30/2019	288,093	—	—	(1,989,694)	(1,701,601)	5,409,776	—	—	(37,348,802)	(31,939,026)
12/31/2018	2,024,662	—	2,319,873	(2,960,199)	1,384,336	42,016,660	—	47,325,409	(60,041,906)	29,300,163
Class S2
6/30/2019	44,138	—	—	(144,880)	(100,742)	823,535	—	—	(2,723,344)	(1,899,809)
12/31/2018	66,344	—	206,535	(304,232)	(31,353)	1,321,425	—	4,165,809	(6,272,138)	(784,904)
Templeton Global Growth
Class ADV
6/30/2019	—	—	—	—	—	—	—	—	—	—
12/31/2018	—	—	90	—	90	—	—	865	—	865

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Templeton Global Growth (continued)
Class I
6/30/2019	3,412	—	—	(1,423)	1,989	31,584	—	—	(13,322)	18,262
12/31/2018	12,923	—	26,958	(176,331)	(136,450)	139,763	—	269,580	(1,596,886)	(1,187,543)
Class S
6/30/2019	73,660	—	—	(1,086,374)	(1,012,714)	698,481	—	—	(10,154,841)	(9,456,360)
12/31/2018	419,193	—	1,857,528	(2,650,791)	(374,070)	4,355,423	—	18,779,613	(27,977,249)	(4,842,213)
Class S2
6/30/2019	12,358	—	—	(22,244)	(9,886)	117,022	—	—	(202,101)	(85,079)
12/31/2018	6,136	—	31,054	(45,576)	(8,386)	65,237	—	310,537	(487,084)	(111,310)
NOTE 10 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.
The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2019:
Balanced Income
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$75,517	$(75,517)	$—
Barclays Capital Securities Ltd.	29,173	(29,173)	—
BMO Capital Markets Corp	306,881	(306,881)	—
BofA Securities Inc.	111,177	(111,177)	—
Goldman, Sachs & Co. LLC	864,716	(864,716)	—
J.P. Morgan Securities LLC	3,845	(3,845)	—
Merrill Lynch International	423,029	(423,029)	—
Mizuho Securities USA LLC	234,049	(234,049)	—
Morgan Stanley & Co. LLC	110,631	(110,631)	—
RBC Capital Markets, LLC	240,100	(240,100)	—
SunTrust Robinson Humphrey, Inc.	206,086	(206,086)	—
TD Securities (USA) Inc.	98,913	(98,913)	—
Total	$2,704,117	$(2,704,117)	$—

(1)
Collateral with a fair value of  $2,783,875 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

High Yield
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$1,962,284	$(1,962,284)	$—
Barclays Capital Inc.	8,083,287	(8,083,287)	—
BMO Capital Markets Corp	394,766	(394,766)	—
BNP Paribas Prime Brokerage Intl Ltd	1,451,537	(1,451,537)	—
BofA Securities Inc.	13,265,188	(13,265,188)	—
Citadel Clearing LLC	1,455,953	(1,455,953)	—
Citigroup Global Markets Inc.	2,754,457	(2,754,457)	—
Cowen Excecution Services LLC	1,295,004	(1,295,004)	—
Credit Suisse Securities (USA) LLC	2,158,338	(2,158,338)	—
Deutsche Bank Securities Inc.	3,295,103	(3,295,103)	—
Goldman Sachs & Co. LLC	8,671,503	(8,671,503)	—
J.P. Morgan Securities LLC	29,483,686	(29,483,686)	—
Janney Montgomery Scott LLC	863,852	(863,852)	—
Jefferies LLC	1,386,054	(1,386,054)	—
Morgan Stanley & Co. LLC	1,768,586	(1,768,586)	—
Nomura Securities International, Inc.	4,625,477	(4,625,477)	—
RBC Capital Markets, LLC	6,149,511	(6,149,511)	—
SunTrust Robinson Humphrey, Inc.	33,046	(33,046)	—
TD Securities (USA) Inc.	5,771,668	(5,771,668)	—
UBS AG	1	(1)	—
UBS Securities LLC	949,791	(949,791)	—
Wells Fargo Bank NA	1,282,073	(1,282,073)	—
Wells Fargo Securities LLC	9,726,278	(9,726,278)	—
Total	$106,827,443	$(106,827,443)	$—

(1)
Collateral with a fair value of  $109,634,506 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Large Cap Growth
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$1,938,209	$(1,938,209)	$—
BMO Capital Markets Corp	672,144	(672,144)	—
BNP Paribas Prime Brokerage Intl Ltd	9,398,707	(9,398,707)	—
BofA Securities Inc.	2,118,348	(2,118,348)	—
Citadel Securities LLC	2,280,106	(2,280,106)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Inc.	817,164	(817,164)	—
Credit Suisse AG	14,977,284	(14,977,284)	—
Goldman Sachs & Co. LLC	23,431,258	(23,431,258)	—
J.P. Morgan Securities LLC	21,965,828	(21,965,828)	—
RBC Capital Markets, LLC	38,353	(38,353)	—
Scotia Capital (USA) Inc.	839,542	(839,542)	—
TD Prime Services LLC	352,480	(352,480)	—
Wells Fargo Bank NA	434,066	(434,066)	—
Wells Fargo Securities LLC	7,494,360	(7,494,360)	—
Total	$86,757,849	$(86,757,849)	$—

(1)
Collateral with a fair value of  $88,679,897 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Large Cap Value
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$3,218,220	$(3,218,220)	$—
Citadel Securities LLC	1,857,060	(1,857,060)	—
Credit Suisse AG	3,749,568	(3,749,568)	—
J.P. Morgan Securities LLC	20,403,520	(20,403,520)	—
Wells Fargo Securities LLC	245,295	(245,295)	—
Total	$29,473,663	$(29,473,663)	$—

(1)
Collateral with a fair value of  $30,153,693 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Limited Maturity Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$17,433	$(17,433)	$—
BofA Securities Inc	164,286	(164,286)	—
Daiwa Capital Markets America Inc	634,229	(634,229)	—
Janney Montgomery Scott LLC	4,239	(4,239)	—
Mizuho Securities USA LLC	177,233	(177,233)	—
MUFG Securities Americas Inc	1,090,738	(1,090,738)	—
National Financial Services LLC	359,034	(359,034)	—
Total	$2,447,192	$(2,447,192)	$—

(1)
Collateral with a fair value of  $2,507,340 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

U.S. Stock Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$1,245,230	$(1,245,230)	$—
Barclays Capital Inc.	1,601,236	(1,601,236)	—
BMO Capital Markets Corp	9,951,935	(9,951,935)	—
BNP Paribas Prime Brokerage Intl Ltd	4,479,236	(4,479,236)	—
BNP Paribas Securities Corp.	906,297	(906,297)	—
BofA Securities Inc.	1,546,236	(1,546,236)	—
Citadel Clearing LLC	9,796,985	(9,796,985)	—
Citadel Securities LLC	805,488	(805,488)	—
Citigroup Global Markets Inc.	14,053,624	(14,053,624)	—
Credit Suisse AG	51,833,404	(51,833,404)	—
Goldman Sachs & Co. LLC	4,640,693	(4,640,693)	—
Industrial And Commercial Bank Of China	14,357	(14,357)	—
J.P. Morgan Securities LLC	9,501,549	(9,501,549)	—
Jefferies LLC	4,146	(4,146)	—
Morgan Stanley & Co. LLC	2,101,002	(2,101,002)	—
National Bank of Canada Financial Inc.	1,061	(1,061)	—
National Financial Services LLC	7,102,429	(7,102,429)	—
Scotia Capital (USA) Inc.	688,057	(688,057)	—
TD Prime Services LLC	2,516,314	(2,516,314)	—
UBS AG	648,845	(648,845)	—
UBS Securities LLC	14,104,004	(14,104,004)	—
Wells Fargo Bank NA	10,554,254	(10,554,254)	—
Wells Fargo Securities LLC	4,585,416	(4,585,416)	—
Total	$152,681,798	$(152,681,798)	$—

(1)
Collateral with a fair value of  $156,443,383 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Clarion Real Estate
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Goldman Sachs & Co. LLC	$204,131	$(204,131)	$—
Total	$204,131	$(204,131)	$—

(1)
Collateral with a fair value of  $213,945 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

JPMorgan Small Cap Core Equity
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$50,296	$(50,296)	$—
BMO Capital Markets Corp	384,941	(384,941)	—
BofA Securities Inc.	97,986	(97,986)	—
Citadel Clearing LLC	70,161	(70,161)	—
Citigroup Global Markets Inc.	215,028	(215,028)	—
Credit Suisse Securities (USA) LLC	411,138	(411,138)	—
Deutsche Bank Securities Inc.	625,550	(625,550)	—
Goldman Sachs & Co. LLC	362,754	(362,754)	—
Jefferies LLC	1,333,815	(1,333,815)	—
Morgan Stanley & Co. LLC	825,701	(825,701)	—
National Bank of Canada Financial Inc.	1,022,243	(1,022,243)	—
National Financial Services LLC	1,126,876	(1,126,876)	—
Scotia Capital (USA) Inc.	217,946	(217,946)	—
SG Americas Securities, LLC	53,546	(53,546)	—
TD Prime Services LLC	342,351	(342,351)	—
UBS AG	80,073	(80,073)	—
Wells Fargo Securities LLC	605,936	(605,936)	—
Total	$7,826,341	$(7,826,341)	$—

(1)
Collateral with a fair value of  $8,126,752 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, paydowns and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:
	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	Ordinary Income	Ordinary Income	Long-term Capital Gains
Balanced Income	$—	$21,388,006	$—
High Yield	12,759,359	29,906,645	—
Large Cap Growth	—	100,614,276	738,363,692
Large Cap Value	—	36,185,341	113,218,192
Limited Maturity Bond	2,112,260	4,602,405	—
U.S. Stock Index	—	90,048,735	284,391,334
Clarion Real Estate	—	9,797,840	35,848,143
JPMorgan Small Cap Core Equity	—	16,561,211	78,730,540
Templeton Global Growth	—	5,473,761	13,886,834
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of June 30, 2019 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
Balanced Income	$32,155,534	$34,118,754	$13,414,340	$—	—	—
High Yield	(308,546)	—	9,731,700	(2,800,995)	Short-term	None
				(33,251,947)	Long-term	None
				$(36,052,942)
Large Cap Growth	105,242,749	1,090,614,244	1,038,140,228	—	—	—
Large Cap Value	15,491,206	115,043,645	89,395,895	—	—	—
Limited Maturity Bond	2,907,853	—	1,757,516	(1,238,436)	Short-term	None
				(2,632,960)	Long-term	None
				$(3,871,396)
U.S. Stock Index	73,866,143	440,494,213	2,178,012,020	—	—	—
Clarion Real Estate	12,612,478	9,938,506	24,580,852	—	—	—
JPMorgan Small Cap Core Equity	9,451,777	100,719,423	116,498,127	—	—	—
Templeton Global Growth	7,652,545	14,130,484	(9,301,933)	—	—	—
The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.
As of June 30, 2019, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the earliest tax year that remains subject to examination by these jurisdictions is 2014.
NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENTS
The Portfolios have made a change in accounting principle and adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2017-08 (“ASU 2017-08”), Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium; specifically, requiring the premium to be amortized to the earliest call date. Prior to ASU 2017-08, premiums on callable debt securities were generally amortized to maturity date. ASU 2017-08 is intended to more closely align the amortization period with the expectations incorporated into the market pricing on the underlying security. ASU 2017-08 does not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity date. Upon evaluation, with the exception of High Yield, the Portfolios have concluded that the change in accounting principle does not materially impact the financial statement amounts. As a result of the adoption of ASU 2017-08 effective as of January 1, 2019, the amortized cost basis of investments for High Yield was reduced by $170,023 and unrealized appreciation of investments was increased by $170,023.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 13 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2019, the following Portfolios declared dividends and distributions of:
	PER SHARE AMOUNTS			Payable Date	Record Date
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains
Balanced Income
Class ADV	$0.4969	$—	$0.6712	July 15, 2019	July 11, 2019
Class I	$0.5656	$—	$0.6712	July 15, 2019	July 11, 2019
Class S	$0.5331	$—	$0.6712	July 15, 2019	July 11, 2019
Class S2	$0.5166	$—	$0.6712	July 15, 2019	July 11, 2019
High Yield
Class ADV	$0.0410	$—	$—	August 1, 2019	Daily
Class I	$0.0460	$—	$—	August 1, 2019	Daily
Class S	$0.0439	$—	$—	August 1, 2019	Daily
Class S2	$0.0427	$—	$—	August 1, 2019	Daily
Large Cap Growth
Class ADV	$0.0167	$0.2540	$3.0980	July 15, 2019	July 11, 2019
Class I	$0.1398	$0.2540	$3.0980	July 15, 2019	July 11, 2019
Class R6	$0.1400	$0.2540	$3.0980	July 15, 2019	July 11, 2019
Class S	$0.0845	$0.2540	$3.0980	July 15, 2019	July 11, 2019
Class S2	$0.0544	$0.2540	$3.0980	July 15, 2019	July 11, 2019
Large Cap Value
Class ADV	$0.0420	$—	$0.8519	July 15, 2019	July 11, 2019
Class I	$0.0420	$—	$0.8519	July 15, 2019	July 11, 2019
Class R6	$0.0420	$—	$0.8519	July 15, 2019	July 11, 2019
Class S	$0.0420	$—	$0.8519	July 15, 2019	July 11, 2019
Class S2	$0.0420	$—	$0.8519	July 15, 2019	July 11, 2019
Limited Maturity Bond
Class ADV	$0.0094	$—	$—	August 1, 2019	Daily
Class I	$0.0147	$—	$—	August 1, 2019	Daily
Class S	$0.0127	$—	$—	August 1, 2019	Daily
U.S. Stock Index
Class ADV	$0.0448	$—	$0.9024	July 15, 2019	July 11, 2019
Class I	$0.0448	$—	$0.9024	July 15, 2019	July 11, 2019
Class P2	$0.0448	$—	$0.9024	July 15, 2019	July 11, 2019
Class S	$0.0448	$—	$0.9024	July 15, 2019	July 11, 2019
Class S2	$0.0448	$—	$0.9024	July 15, 2019	July 11, 2019
Clarion Real Estate
Class ADV	$0.6325	$—	$0.1758	July 15, 2019	July 11, 2019
Class I	$0.8540	$—	$0.1758	July 15, 2019	July 11, 2019
Class S	$0.7574	$—	$0.1758	July 15, 2019	July 11, 2019
Class S2	$0.6983	$—	$0.1758	July 15, 2019	July 11, 2019
JPMorgan Small Cap Core Equity
Class ADV	$—	$0.1168	$1.8447	July 15, 2019	July 11, 2019
Class I	$0.0998	$0.1168	$1.8447	July 15, 2019	July 11, 2019
Class R6	$0.0998	$0.1168	$1.8447	July 15, 2019	July 11, 2019
Class S	$0.0475	$0.1168	$1.8447	July 15, 2019	July 11, 2019
Class S2	$0.0154	$0.1168	$1.8447	July 15, 2019	July 11, 2019
Templeton Global Growth
Class ADV	$0.1212	$0.2167	$0.9926	July 15, 2019	July 11, 2019
Class I	$0.1781	$0.2167	$0.9926	July 15, 2019	July 11, 2019
Class S	$0.1492	$0.2167	$0.9926	July 15, 2019	July 11, 2019
Class S2	$0.1345	$0.2167	$0.9926	July 15, 2019	July 11, 2019
Reorganizations: The Board approved a proposal to reorganize VY® Pioneer High Yield Portfolio (the “Merging Portfolio”), which is not included in this report, with and into High Yield (the “Reorganization”). The proposed Reorganization was approved by the shareholders of the Merging Portfolio at a shareholder meeting held on July 23, 2019. The Reorganization will take place on close of business August 23, 2019.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 13 — SUBSEQUENT EVENTS (continued)

The Board approved a proposal to reorganize Templeton Global Growth (the “Merging Portfolio”), with and into Voya Global Equity Portfolio, which is not included in this report, (the “Reorganization”). The proposed Reorganization was approved by the shareholders of the Merging Portfolio at a shareholder meeting held on July 30, 2019. The Reorganization will take place on close of business August 23, 2019.
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2019 (Unaudited)

Investment Type Allocation as of June 30, 2019 (as a percentage of net assets)

Common Stock	39.5%
U.S. Treasury Obligations	13.2%
Commercial Mortgage-Backed Securities	11.9%
Corporate Bonds/Notes	10.1%
Collateralized Mortgage Obligations	9.3%
Mutual Funds	8.9%
Asset-Backed Securities	4.3%
U.S. Government Agency Obligations	3.7%
Preferred Stock	0.9%
Sovereign Bonds	0.9%
Exchange-Traded Funds	0.4%
Purchased Options**	0.0%
Liabilities in Excess of Other Assets*	(3.1)%
Net Assets	100.0%
* Includes short-term investments.
** Amount is less than 0.05%.
Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 10.1%
		Basic Materials: 0.7%
100,000	(1)	Cascades, Inc., 5.500%, 07/15/2022	$100,875	0.0
200,000	(1)	Celulosa Arauco y Constitucion SA, 4.250%, 04/30/2029	210,900	0.1
250,000	(1)	Evraz PLC, 5.250%, 04/02/2024	260,609	0.1
200,000	(1)	Gold Fields Orogen Holdings BVI Ltd, 5.125%, 05/15/2024	209,125	0.1
225,000	(1)	MMK International Capital DAC, 4.375%, 06/13/2024	228,403	0.1
100,000	(1)	Novelis Corp., 5.875%, 09/30/2026	101,500	0.0
100,000	(1)(2)	Rayonier AM Products, Inc., 5.500%, 06/01/2024	86,000	0.0
100,000	(1)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	102,500	0.0
200,000	(1)	Suzano Austria GmbH, 5.000%, 01/15/2030	203,160	0.0
100,000	(1)	Tronox, Inc., 6.500%, 04/15/2026	99,346	0.0
1,280,000	(3)	Other Securities	1,389,318	0.3
			2,991,736	0.7
		Communications: 1.0%
100,000	(1)	Block Communications, Inc., 6.875%, 02/15/2025	104,750	0.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications (continued)
100,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/2026	$105,125	0.0
100,000	(1)	Clear Channel Worldwide Holdings, Inc., 9.250%, 02/15/2024	108,750	0.1
100,000	(1)	CommScope, Inc., 5.500%, 06/15/2024	95,125	0.0
100,000	(1)(2)	Cumulus Media New Holdings, Inc., 6.750%, 07/01/2026	100,000	0.0
100,000	(1)	Entercom Media Corp., 7.250%, 11/01/2024	105,875	0.0
25,000	(1)	Frontier Communications Corp., 8.000%, 04/01/2027	26,063	0.0
100,000	(1)	Gray Television, Inc., 7.000%, 05/15/2027	108,750	0.1
25,000	(1)	Intelsat Connect Finance SA, 9.500%, 02/15/2023	22,250	0.0
25,000	(1)	Intelsat Jackson Holdings SA, 8.500%, 10/15/2024	24,875	0.0
100,000	(1)	MDC Partners, Inc., 6.500%, 05/01/2024	92,396	0.0
100,000	(1)	Nexstar Broadcasting, Inc., 5.625%, 08/01/2024	103,846	0.0
100,000	(1)	Plantronics, Inc., 5.500%, 05/31/2023	99,750	0.0
100,000	(1)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	98,500	0.0
35,000	(1)	Sirius XM Radio, Inc., 4.625%, 07/15/2024	35,902	0.0
50,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	51,058	0.0
50,000	(1)	Sirius XM Radio, Inc., 6.000%, 07/15/2024	51,575	0.1
1,000,000	(1)	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 5.152%, 09/20/2029	1,032,500	0.3
100,000	(1)	Telesat Canada / Telesat LLC, 8.875%, 11/15/2024	108,500	0.0
100,000	(1)	ViaSat, Inc., 5.625%, 09/15/2025	98,750	0.0
200,000	(1)	Virgin Media Secured Finance PLC, 5.500%, 05/15/2029	203,250	0.1
1,149,000	(3)	Other Securities	1,172,374	0.3
			3,949,964	1.0
		Consumer, Cyclical: 0.9%
100,000	(1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	101,030	0.0
100,000	(1)	Allison Transmission, Inc., 5.875%, 06/01/2029	105,500	0.1
100,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.750%, 08/01/2025	97,000	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical (continued)
100,000	(1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	$100,250	0.0
100,000	(1)	Golden Entertainment, Inc., 7.625%, 04/15/2026	102,500	0.0
100,000	(1)	Golden Nugget, Inc., 6.750%, 10/15/2024	103,250	0.1
100,000	(1)	IAA, Inc., 5.500%, 06/15/2027	104,250	0.0
100,000	(1)	Lions Gate Capital Holdings LLC, 5.875%, 11/01/2024	103,000	0.0
100,000	(1)	Live Nation Entertainment, Inc., 5.625%, 03/15/2026	105,125	0.1
100,000	(1)	Michaels Stores, Inc., 8.000%, 07/15/2027	99,914	0.0
100,000	(1)	Navistar International Corp., 6.625%, 11/01/2025	105,250	0.1
100,000	(1)	Penn National Gaming, Inc., 5.625%, 01/15/2027	99,000	0.0
50,000	(1)	PetSmart, Inc., 5.875%, 06/01/2025	48,750	0.0
50,000	(1)	PetSmart, Inc., 7.125%, 03/15/2023	47,125	0.0
50,000	(1)	Scientific Games International, Inc., 5.000%, 10/15/2025	50,625	0.0
50,000	(1)	Scientific Games International, Inc., 8.250%, 03/15/2026	52,625	0.0
100,000	(1)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	104,250	0.0
100,000	(1)	Staples, Inc., 7.500%, 04/15/2026	99,661	0.0
100,000	(1)	Station Casinos LLC, 5.000%, 10/01/2025	100,500	0.0
100,000	(1)	Viking Cruises Ltd., 5.875%, 09/15/2027	101,500	0.0
100,000	(1)	William Carter Co/The, 5.625%, 03/15/2027	105,125	0.1
100,000	(1)	Wolverine World Wide, Inc., 5.000%, 09/01/2026	99,000	0.0
1,500,000	(3)	Other Securities	1,527,223	0.4
			3,562,453	0.9
		Consumer, Non-cyclical: 1.9%
200,000	(1)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	203,100	0.1
50,000	(1)	Allied Universal Holdco LLC, 6.625%, 07/15/2026	50,937	0.0
50,000	(1)	Allied Universal Holdco LLC, 9.750%, 07/15/2027	50,125	0.0
100,000	(1)(2)	Aptim Corp., 7.750%, 06/15/2025	77,000	0.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical (continued)
50,000	(1)	Bausch Health Cos, Inc., 5.500%, 11/01/2025	$52,313	0.1
50,000	(1)	Bausch Health Cos, Inc., 6.125%, 04/15/2025	51,125	0.0
100,000	(1)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/2025	100,000	0.0
55,000	(1)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	56,100	0.0
1,500,000	(1)	Cigna Corp., 3.750%, 07/15/2023	1,561,923	0.4
100,000	(1)	Cott Holdings, Inc., 5.500%, 04/01/2025	102,250	0.0
50,000	(1)(4)	Eagle Holding CO II LLC, 7.625% (PIK Rate 8.375%, Cash Rate 7.625%), 05/15/2022	50,375	0.0
100,000	(1)	Garda World Security Corp., 8.750%, 05/15/2025	99,250	0.0
100,000	(1)	Graham Holdings Co., 5.750%, 06/01/2026	106,000	0.1
100,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	109,000	0.1
50,000	(1)	MPH Acquisition Holdings LLC, 7.125%, 06/01/2024	47,135	0.0
100,000	(1)	Par Pharmaceutical, Inc., 7.500%, 04/01/2027	98,500	0.0
100,000	(1)	Pilgrim’s Pride Corp., 5.750%, 03/15/2025	101,750	0.0
50,000	(1)(4)	Polaris Intermediate Corp., 8.500% (PIK Rate 8.500%, Cash Rate 0.000%), 12/01/2022	44,375	0.0
100,000	(1)	Post Holdings, Inc., 5.000%, 08/15/2026	101,750	0.0
100,000	(1)(2)	Simmons Foods, Inc., 5.750%, 11/01/2024	91,500	0.0
100,000	(1)	West Street Merger Sub, Inc., 6.375%, 09/01/2025	93,000	0.0
4,373,000	(3)	Other Securities	4,406,475	1.1
			7,653,983	1.9
		Energy: 1.5%
100,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	105,010	0.0
1,900,000	(2)	HighPoint Operating Corp., 8.750%, 06/15/2025	1,824,000	0.5
1,500,000	(1)	Kinder Morgan, Inc./DE, 5.625%, 11/15/2023	1,661,372	0.4
100,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	101,625	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy (continued)
100,000	(1)(2)	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.875%, 01/15/2029	$111,000	0.1
1,925,000	(3)	Other Securities	2,030,831	0.5
			5,833,838	1.5
		Financial: 2.6%
1,400,000	(5)	Bank of America Corp., 3.419%, 12/20/2028	1,442,898	0.4
2,000,000	(5)	Bank of America Corp., 6.100%, 12/31/2199	2,161,430	0.5
100,000	(1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	102,750	0.0
70,000	(1)	HUB International Ltd., 7.000%, 05/01/2026	71,137	0.0
100,000	(1)	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 6.250%, 05/15/2026	101,375	0.0
2,000,000	(5)	JPMorgan Chase & Co., 5.150%, 12/31/2199	2,028,930	0.5
2,000,000	(5)	JPMorgan Chase & Co., 5.639%, 12/31/2199	1,996,100	0.5
200,000	(1)(5)	Kookmin Bank, 4.350%, 12/31/2199	201,801	0.1
100,000	(1)	Quicken Loans, Inc., 5.250%, 01/15/2028	99,875	0.0
1,300,000	(5)	Wells Fargo & Co., 5.900%, 12/31/2199	1,361,055	0.4
700,000		Other Securities	757,060	0.2
			10,324,411	2.6
		Industrial: 0.7%
65,000	(1)	Amsted Industries, Inc., 5.625%, 07/01/2027	67,925	0.0
100,000	(1)	Berry Global Escrow Corp., 5.625%, 07/15/2027	104,250	0.0
100,000	(1)	BMC East LLC, 5.500%, 10/01/2024	101,750	0.0
100,000	(1)	Bombardier, Inc., 8.750%, 12/01/2021	109,375	0.1
100,000	(1)	Builders FirstSource, Inc., 6.750%, 06/01/2027	106,000	0.1
100,000	(1)	FXI Holdings, Inc., 7.875%, 11/01/2024	93,500	0.0
100,000	(1)	GFL Environmental, Inc., 8.500%, 05/01/2027	107,875	0.1
100,000	(1)	Masonite International Corp., 5.750%, 09/15/2026	103,250	0.0
100,000	(1)	Mauser Packaging Solutions Holding Co., 7.250%, 04/15/2025	96,750	0.0
100,000	(1)	Norbord, Inc., 5.750%, 07/15/2027	101,250	0.0
100,000	(1)	Owens-Brockway Glass Container, Inc., 5.375%, 01/15/2025	104,625	0.0
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial (continued)
100,000	(1)	Resideo Funding, Inc., 6.125%, 11/01/2026	$104,250	0.0
100,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/2023	102,125	0.0
100,000	(1)	Sealed Air Corp., 5.500%, 09/15/2025	106,750	0.1
100,000	(1)	Standard Industries, Inc./NJ, 5.000%, 02/15/2027	101,500	0.0
100,000	(1)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	105,750	0.0
100,000	(1)	TransDigm, Inc., 6.250%, 03/15/2026	104,875	0.0
919,000		Other Securities	992,192	0.3
			2,713,992	0.7
		Technology: 0.5%
100,000	(1)	Ascend Learning LLC, 6.875%, 08/01/2025	102,250	0.0
100,000	(1)	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/2025	101,875	0.0
1,044,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	1,125,941	0.3
100,000	(1)	Dell International LLC / EMC Corp., 7.125%, 06/15/2024	105,573	0.0
100,000	(1)	Open Text Corp., 5.875%, 06/01/2026	106,030	0.1
100,000	(1)	RP Crown Parent LLC, 7.375%, 10/15/2024	104,500	0.0
100,000	(1)	SS&C Technologies, Inc., 5.500%, 09/30/2027	103,937	0.0
100,000	(1)	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/2025	103,500	0.0
200,000		Other Securities	208,188	0.1
			2,061,794	0.5
		Utilities: 0.3%
100,000	(1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	106,250	0.0
850,000		Other Securities	906,431	0.3
			1,012,681	0.3
		Total Corporate Bonds/Notes (Cost $38,723,262)	40,104,852	10.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 9.3%
902,708	(1)(5)	Agate Bay Mortgage Trust 2015-1 B4, 3.815%, 01/25/2045	$867,205	0.2
617,135	(1)(5)	Chase Mortgage Finance Corp. 2016-SH1 M2, 3.750%, 04/25/2045	633,913	0.2
1,956,513	(1)(5)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	2,021,813	0.5
1,000,000	(1)(5)	Deephaven Residential Mortgage Trust 2018-1A M1, 3.939%, 12/25/2057	1,013,556	0.3
1,176,000	(1)(5)(6)	Ellington Financial Mortgage Trust 2019-1 M1, 3.587%, 06/25/2059	1,180,116	0.3
994,213		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 6.854%, (US0001M + 4.450%), 01/25/2029	1,059,778	0.3
996,822		Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 6.754%, (US0001M + 4.350%), 05/25/2029	1,064,942	0.3
400,000		Fannie Mae Connecticut Avenue Securities 2017-C06 1M2, 5.054%, (US0001M + 2.650%), 02/25/2030	411,515	0.1
325,714		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 5.204%, (US0001M + 2.800%), 02/25/2030	335,669	0.1
1,000,000		Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 4.554%, (US0001M + 2.150%), 10/25/2030	1,007,801	0.2
1,000,000		Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 4.754%, (US0001M + 2.350%), 01/25/2031	1,010,147	0.2
1,000,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 4.804%, (US0001M + 2.400%), 04/25/2031	1,012,785	0.3
3,004,480	(7)	Fannie Mae REMICS 2008-36 YI, 4.796%, (-1.000*US0001M + 7.200%), 07/25/2036	460,681	0.1
1,201,071	(7)	Fannie Mae REMICS 2010-59 NS, 3.366%, (-1.000*US0001M + 5.770%), 06/25/2040	176,662	0.0
6,868,459	(7)	Fannie Mae REMICS 2012-121 ID, 3.000%, 11/25/2027	521,371	0.1
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
8,159,946	(7)	Fannie Mae REMICS 2013-71 AI, 3.000%, 07/25/2028	$650,496	0.2
500,000	(1)(5)	Flagstar Mortgage Trust 2017-1 1A7, 3.500%, 03/25/2047	504,114	0.1
948,957	(1)(5)	Flagstar Mortgage Trust 2017-1 B3, 3.692%, 03/25/2047	955,684	0.2
2,233,985	(1)(5)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	2,300,527	0.6
1,436,122	(7)	Freddie Mac REMICS 3318 KS, 4.016%, (-1.000*US0001M + 6.410%), 05/15/2037	176,387	0.0
1,573,300	(7)	Freddie Mac REMICS 3879 SL, 4.206%, (-1.000*US0001M + 6.600%), 01/15/2041	205,794	0.1
6,259,938	(7)	Freddie Mac REMICS 4120 JS, 3.806%, (-1.000*US0001M + 6.200%), 10/15/2032	972,864	0.3
4,968,813	(7)	Freddie Mac REMICS 4141 EI, 3.000%, 09/15/2027	318,711	0.1
5,959,294	(7)	Freddie Mac REMICS 4153 IB, 2.500%, 01/15/2028	391,589	0.1
1,300,000	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA1 M2, 5.054%, (US0001M + 2.650%), 01/25/2049	1,332,969	0.3
1,432,729	(7)	Ginnie Mae Series 2015-42 IY, 5.500%, 08/20/2039	194,130	0.0
1,222,946	(1)(5)	J.P. Morgan Mortgage Trust 2019-2 A15, 4.000%, 08/25/2049	1,246,778	0.3
2,201,754	(1)(5)	J.P. Morgan Mortgage Trust 2019-LTV1 A3, 4.000%, 06/25/2049	2,252,277	0.6
884,111	(1)(5)	JP Morgan Mortgage Trust 2017-5 B2, 3.182%, 10/26/2048	875,427	0.2
1,169,455	(1)(5)	JP Morgan Mortgage Trust 2018-3 B2, 3.778%, 09/25/2048	1,176,452	0.3
757,962	(1)(5)	JP Morgan Mortgage Trust 2018-4 B2, 3.791%, 10/25/2048	763,274	0.2
1,109,965	(1)(5)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	1,138,557	0.3
1,100,000	(1)(5)	JP Morgan Mortgage Trust 2019-5 A3, 4.000%, 11/25/2049	1,125,470	0.3
1,200,000	(1)(5)	New Residential Mortgage Loan Trust 2019-NQM3 A3, 3.086%, 07/25/2049	1,203,418	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,200,000	(1)(5)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	$1,228,886	0.3
1,900,000	(1)(5)	PSMC 2019-1 A1 Trust, 4.000%, 07/25/2049	1,943,993	0.5
1,197,559	(1)(5)	Sequoia Mortgage Trust 2019-2 B2, 4.273%, 05/25/2049	1,285,920	0.3
1,197,559	(1)(5)	Sequoia Mortgage Trust 2019-2 B3, 4.273%, 05/25/2049	1,216,269	0.3
750,000		Other Securities	750,000	0.2
		Total Collateralized Mortgage Obligations (Cost $36,783,893)	36,987,940	9.3
SOVEREIGN BONDS : 0.9%
200,000	(1)	Kenya Government International Bond, 7.000%, 05/22/2027	209,250	0.1
3,106,000		Other Securities	3,368,530	0.8
		Total Sovereign Bonds (Cost $3,473,032)	3,577,780	0.9
ASSET-BACKED SECURITIES: 4.3%
		Automobile Asset-Backed Securities: 0.4%
1,450,000		Other Securities	1,467,306	0.4
		Other Asset-Backed Securities: 3.9%
150,000	(1)	Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/07/2049	152,032	0.0
400,000	(1)	Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/07/2049	404,210	0.1
750,000	(1)	Benefit Street Partners CLO II Ltd. 2013-IIA BR, 5.147%, (US0003M + 2.550%), 07/15/2029	746,203	0.2
500,000	(1)	BlueMountain CLO XXV Ltd. 2019-25A C, 4.770%, (US0003M + 2.450%), 07/15/2032	500,000	0.1
393,000	(1)	Domino’s Pizza Master Issuer LLC 2017-1A A2II, 3.082%, 07/25/2047	394,543	0.1
610,830	(1)	Domino’s Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	630,251	0.1
500,000	(1)(6)	Dryden 75 CLO Ltd. 2019-75A CR, 4.720%, (US0003M + 2.400%), 07/15/2030	500,000	0.1
750,000	(1)	LCM XXII Ltd. 22A BR, 4.592%, (US0003M + 2.000%), 10/20/2028	736,900	0.2
700,000	(1)	LCM XXIV Ltd. 24A C, 4.842%, (US0003M + 2.250%), 03/20/2030	693,040	0.2
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
570,000	(1)	LoanCore 2019-CRE2 AS Issuer Ltd., 3.894%, (US0001M + 1.500%), 05/09/2036	$571,599	0.1
650,000	(1)	Marlette Funding Trust 2019-3A B, 3.070%, 09/17/2029	649,939	0.2
1,019,897	(1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	1,037,832	0.3
250,000	(1)	Octagon Loan Funding Ltd. 2014-1A CRR, 4.720%, (US0003M + 2.200%), 11/18/2031	243,611	0.1
750,000	(1)	OHA Credit Funding 3 Ltd. 2019-3A C, 4.770%, (US0003M + 2.450%), 07/20/2032	749,999	0.2
1,000,000	(1)	Palmer Square CLO 2015-1A BR2 Ltd., 4.772%, (US0003M + 2.250%), 05/21/2029	999,990	0.2
1,000,000	(1)	SoFi Consumer Loan Program 2019-3 D Trust, 3.890%, 05/25/2028	1,010,068	0.2
400,000	(1)(6)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	400,000	0.1
750,000	(1)	THL Credit Wind River 2016-1A CR CLO Ltd., 4.697%, (US0003M + 2.100%), 07/15/2028	746,205	0.2
2,000,000	(1)(5)	Towd Point Mortgage Trust 2015-4 M2, 3.750%, 04/25/2055	2,079,355	0.5
180,000	(1)(5)	Towd Point Mortgage Trust 2015-6 M2, 3.750%, 04/25/2055	188,112	0.1
1,182,000	(1)	Wendy’s Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	1,188,536	0.3
250,000	(1)	Wendy’s Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	251,478	0.1
780,000	(1)	Westcott Park CLO Ltd. 2016-1A CR, 4.724%, (US0003M + 2.250%), 07/20/2028	780,038	0.2
			15,653,941	3.9
		Total Asset-Backed Securities (Cost $17,012,865)	17,121,247	4.3
U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.7%
		Government National Mortgage Association: 1.1%
4,099,000	(8)	3.000%, 08/01/2044	4,180,660	1.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Uniform Mortgage-Backed Security: 2.6%
4,380,000	(8)	3.500%, 07/25/2049	$4,476,839	1.1
3,399,000	(8)	4.000%, 07/25/2049	3,512,455	0.9
2,185,000	(8)	3.000%-4.500%, 08/01/2033-07/25/2049	2,262,333	0.6
			10,251,627	2.6
		Total U.S. Government Agency Obligations (Cost $14,429,386)	14,432,287	3.7
COMMERCIAL MORTGAGE-BACKED SECURITIES: 11.9%
650,000	(1)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	584,888	0.1
2,000,000	(1)(5)	BANK 2017-BNK5 D, 3.078%, 06/15/2060	1,778,095	0.5
1,170,000	(1)	BANK 2017-BNK8 D, 2.600%, 11/15/2050	1,010,051	0.3
1,460,000	(1)	BANK 2019-BNK17 D, 3.000%, 04/15/2052	1,312,659	0.3
1,000,000	(1)	BENCHMARK 2018-B3 D Mortgage Trust, 3.057%, 04/10/2051	913,524	0.3
21,992,159	(5)(7)	Benchmark 2019-B10 XA Mortgage Trust, 1.395%, 03/15/2062	2,069,242	0.5
2,000,000	(1)	BX Commercial Mortgage Trust 2019-IMC E, 4.590%, (US0001M + 2.150%), 04/15/2034	2,010,386	0.5
2,000,000	(1)(5)	CALI Mortgage Trust 2019-101C E, 4.469%, 03/10/2039	2,116,462	0.5
2,350,000	(1)(5)	Citigroup Commercial Mortgage Trust 2013-GC15 D, 5.389%, 09/10/2046	2,469,340	0.6
2,000,000	(5)	Commercial Mortgage Pass Through Certificates 2016-CR28 D, 4.051%, 02/10/2049	2,028,898	0.5
2,000,000	(5)	COMM 2015-CCRE26 D Mortgage Trust, 3.632%, 10/10/2048	1,862,951	0.5
520,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 F, 5.044%, (US0001M + 2.650%), 05/15/2036	523,075	0.1
2,000,000	(5)	CSAIL 2015-C2 C Commercial Mortgage Trust, 4.343%, 06/15/2057	1,931,376	0.5
2,000,000	(1)(5)	CSAIL 2016-C6 D Commercial Mortgage Trust, 4.909%, 01/15/2049	1,959,824	0.5
205,000	(1)(5)	Grace 2014-GRCE F Mortgage Trust, 3.710%, 06/10/2028	205,268	0.0
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
23,763,202	(5)(7)	GS Mortgage Securities Trust 2019-GC39 XA, 1.300%, 05/10/2052	$2,015,602	0.5
2,000,000	(1)	Hawaii Hotel Trust 2019-MAUI F, 5.394%, (US0001M + 3.000%), 05/15/2038	1,990,680	0.5
1,000,000	(1)	HPLY Trust 2019-HIT E, 4.744%, (US0001M + 2.350%), 11/15/2026	1,005,136	0.3
1,000,000	(1)(5)	JPMBB Commercial Mortgage Securities Trust 2014-C25 D, 4.092%, 11/15/2047	897,445	0.2
49,719,775	(5)(7)	JPMDB Commercial Mortgage Securities Trust 2018-C8 XA, 0.811%, 06/15/2051	2,119,186	0.6
2,000,000	(1)	KNDL 2019-KNSQ E Mortgage Trust, 4.194%, (US0001M + 1.800%), 05/15/2036	1,999,980	0.5
530,000	(1)(6)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	508,138	0.1
1,955,000	(1)(5)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	1,756,154	0.5
2,000,000	(1)	Morgan Stanley Capital I Trust 2019-PLND E, 4.544%, (US0001M + 2.150%), 05/15/2036	2,001,253	0.5
2,000,000	(1)	UBS Commercial Mortgage Trust 2018-NYCH C, 3.894%, (US0001M + 1.500%), 02/15/2032	2,000,008	0.5
2,240,000	(1)	Wells Fargo Commercial Mortgage Trust 2019-C49 D, 3.000%, 03/15/2052	1,947,563	0.5
2,000,000	(1)(5)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.858%, 11/15/2044	2,052,807	0.5
2,210,000	(1)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	1,854,139	0.5
1,920,000	(5)	WFRBS Commercial Mortgage Trust 2014-C19 C, 4.646%, 03/15/2047	2,028,206	0.5
		Total Commercial Mortgage-Backed Securities (Cost $46,028,825)	46,952,336	11.9
U.S. TREASURY OBLIGATIONS: 13.2%
		U.S. Treasury Bonds: 0.8%
2,967,200		3.000%, 02/15/2049	3,254,764	0.8

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	U.S. Treasury Notes: 12.4%
2,673,000	1.625%, 06/30/2021	$2,666,265	0.7
2,556,000	1.750%, 06/15/2022	2,558,945	0.6
2,271,000	1.750%, 06/30/2024	2,269,226	0.6
2,372,000	2.125%, 05/31/2021	2,387,705	0.6
8,000,000	2.250%, 03/31/2020	8,013,750	2.0
16,116,000	2.250%, 04/15/2022	16,339,484	4.1
5,000,000	2.500%, 05/31/2020	5,022,559	1.3
5,000,000	2.500%, 06/30/2020	5,025,879	1.3
4,705,000	1.500%-2.625%, 07/15/2020-02/15/2029	4,802,680	1.2
		49,086,493	12.4
	Total U.S. Treasury Obligations (Cost $51,794,598)	52,341,257	13.2

Shares			Value	Percentage of Net Assets
COMMON STOCK: 39.5%
		Communication Services: 2.4%
54,579		AT&T, Inc.	1,828,942	0.5
25,852	(1)	Auto Trader Group PLC	180,054	0.0
30,001		Verizon Communications, Inc.	1,713,957	0.4
13,901		Walt Disney Co.	1,941,136	0.5
676,620	(3)	Other Securities	3,940,433	1.0
			9,604,522	2.4
		Consumer Discretionary: 3.7%
8,013		Home Depot, Inc.	1,666,464	0.4
7,014		McDonald’s Corp.	1,456,527	0.4
451,771	(3)	Other Securities	11,379,582	2.9
			14,502,573	3.7
		Consumer Staples: 3.6%
11,688		PepsiCo, Inc.	1,532,647	0.4
17,047		Procter & Gamble Co.	1,869,204	0.5
328,989		Other Securities	10,726,079	2.7
			14,127,930	3.6
		Energy: 1.5%
13,973		Chevron Corp.	1,738,800	0.4
86,147		Other Securities	4,270,220	1.1
			6,009,020	1.5
		Financials: 6.3%
8,839	(1)	ABN AMRO Bank NV	189,133	0.1
18,589		JPMorgan Chase & Co.	2,078,250	0.5
1,278,478	(3)	Other Securities	22,633,051	5.7
			24,900,434	6.3
		Health Care: 4.7%
16,585		Johnson & Johnson	2,309,959	0.6
19,593		Merck & Co., Inc.	1,642,873	0.4
42,091		Pfizer, Inc.	1,823,382	0.5
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care (continued)
171,753		Other Securities	$12,698,276	3.2
			18,474,490	4.7
		Industrials: 4.2%
1,114	(1)	Aena SME SA	220,798	0.1
585,632	(9)	Other Securities	16,439,468	4.1
			16,660,266	4.2
		Information Technology: 9.2%
32,832		Cisco Systems, Inc.	1,796,895	0.4
32,841		Intel Corp.	1,572,099	0.4
40,226		Microsoft Corp.	5,388,675	1.4
25,362		Oracle Corp.	1,444,873	0.4
1,400		Oracle Corp. Japan	102,503	0.0
515,827	(3)	Other Securities	26,065,527	6.6
			36,370,572	9.2
		Materials: 1.2%
386,637	(9)	Other Securities	4,714,144	1.2
		Real Estate: 1.0%
282,182	(3)	Other Securities	4,045,419	1.0
		Utilities: 1.7%
451,918	(3)	Other Securities	6,843,428	1.7
		Total Common Stock (Cost $144,526,255)	156,252,798	39.5
EXCHANGE-TRADED FUNDS: 0.4%
8,343		iShares Russell 1000 ETF	1,358,157	0.4
2,359		Other Securities	155,057	0.0
		Total Exchange-Traded Funds (Cost $1,500,293)	1,513,214	0.4
MUTUAL FUNDS: 8.9%
		Affiliated Investment Companies: 8.9%
3,697,178		Voya Floating Rate Fund - Class P	35,345,025	8.9
		Total Mutual Funds (Cost $35,858,323)	35,345,025	8.9
PREFERRED STOCK: 0.9%
		Financials: 0.9%
50	(10)(11)	Fannie Mae	2,025,000	0.5
60,000	(10)(11)	JPMorgan Chase & Co.	1,629,000	0.4
		Total Preferred Stock (Cost $5,600,000)	3,654,000	0.9

	Value	Percentage of Net Assets
PURCHASED OPTIONS(12): 0.0%
Total Purchased Options (Cost $70,200)	27,230	0.0
Total Long-Term Investments (Cost $395,800,932)	408,309,966	103.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.7%
		Repurchase Agreements: 0.7%
783,875	(13)	BNP Paribas S.A., Repurchase Agreement dated 06/28/19, 2.48%, due 07/01/19 (Repurchase Amount $784,035, collateralized by various U.S. Government Securities, 0.000%-8.125%, Market Value plus accrued interest $799,553, due 06/30/19-02/15/49)	$783,875	0.2
1,000,000	(13)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,000,205, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,020,000, due 07/02/ 19-01/20/63)	1,000,000	0.3
1,000,000	(13)	Daiwa Capital Markets, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $1,000,208, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 07/05/19-09/09/49)	1,000,000	0.2
			2,783,875	0.7
		Total Short-Term Investments (Cost $2,783,875)	2,783,875	0.7
		Total Investments in Securities (Cost $398,584,807)	$411,093,841	103.8
		Liabilities in Excess of Other Assets	(15,145,156)	(3.8)
		Net Assets	$395,948,685	100.0
“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Security, or a portion of the security, is on loan.

(3)
The grouping contains securities on loan.

(4)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion. Rates shown are the current rate and possible payment rates.

(5)
Variable rate security. Rate shown is the rate in effect as of June 30, 2019.

(6)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(7)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(8)
Settlement is on a when-issued or delayed-delivery basis.

(9)
The grouping contains non-income producing securities.

(10)
Preferred Stock may be called prior to convertible date.

(11)
Non-income producing security.

(12)
The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(13)
Represents securities purchased with cash collateral received for securities on loan.

Reference Rate Abbreviations:
US0001M
1-month LIBOR

US0003M
3-month LIBOR

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2019 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$7,708,280	$1,896,242	$—	$9,604,522
Consumer Discretionary	12,041,528	2,461,045	—	14,502,573
Consumer Staples	10,283,218	3,844,712	—	14,127,930
Energy	4,841,832	1,167,188	—	6,009,020
Financials	19,328,955	5,571,479	—	24,900,434
Health Care	15,292,920	3,181,570	—	18,474,490
Industrials	11,197,574	5,462,692	—	16,660,266
Information Technology	34,663,856	1,706,716	—	36,370,572
Materials	2,795,543	1,918,601	—	4,714,144
Real Estate	2,636,222	1,409,197	—	4,045,419
Utilities	5,142,726	1,700,702	—	6,843,428
Total Common Stock	125,932,654	30,320,144	—	156,252,798
Exchange-Traded Funds	1,513,214	—	—	1,513,214
Mutual Funds	35,345,025	—	—	35,345,025
Preferred Stock	1,629,000	2,025,000	—	3,654,000
Purchased Options	—	27,230	—	27,230
Corporate Bonds/Notes	—	40,104,852	—	40,104,852
Collateralized Mortgage Obligations	—	35,807,824	1,180,116	36,987,940
U.S. Government Agency Obligations	—	14,432,287	—	14,432,287
Sovereign Bonds	—	3,577,780	—	3,577,780
Asset-Backed Securities	—	16,221,247	900,000	17,121,247
Commercial Mortgage-Backed Securities	—	46,444,198	508,138	46,952,336
U.S. Treasury Obligations	—	52,341,257	—	52,341,257
Short-Term Investments	—	2,783,875	—	2,783,875
Total Investments, at fair value	$164,419,893	$244,085,694	$2,588,254	$411,093,841
Other Financial Instruments+
Forward Foreign Currency Contracts	—	233,085	—	233,085
Futures	1,321,010	—	—	1,321,010
Total Assets	$165,740,903	$244,318,779	$2,588,254	$412,647,936
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(109,588)	$—	$(109,588)
Futures	(483,048)	—	—	(483,048)
Total Liabilities	$(483,048)	$(109,588)	$—	$(592,636)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2019 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2019, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2019	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class P		$35,858,323	$—	$(513,298)	$35,345,025	$358,312	$—	$—
	$—	$35,858,323	$—	$(513,298)	$35,345,025	$358,312	$—	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2019, the following forward foreign currency contracts were outstanding for Voya Balanced Income Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 855,914	JPY 91,795,076	BNP Paribas	07/26/19	$2,866
USD 4,890,000	CAD 6,400,140	BNP Paribas	07/26/19	(150)
USD 3,653,000	JPY 393,226,856	BNP Paribas	07/26/19	(1,241)
USD 448,881	NOK 3,804,671	BNP Paribas	07/26/19	2,498
CHF 1,376,711	USD 1,416,447	BNP Paribas	07/26/19	(2,880)
AUD 3,105,440	USD 2,147,205	BNP Paribas	07/26/19	34,881
EUR 415,214	USD 474,371	BNP Paribas	07/26/19	(1,261)
SEK 2,531,571	USD 270,180	BNP Paribas	07/26/19	2,954
USD 421,114	EUR 370,960	BNP Paribas	07/26/19	(1,571)
USD 2,227,351	NZD 3,392,385	BNP Paribas	07/26/19	(52,950)
NOK 63,663,154	USD 7,446,548	BNP Paribas	07/26/19	22,721
USD 7,063,000	EUR 6,199,349	BNP Paribas	07/26/19	(747)
USD 2,336,028	GBP 1,842,262	BNP Paribas	07/26/19	(6,465)
NZD 1,939,586	USD 1,290,000	BNP Paribas	07/26/19	13,755
USD 1,546,910	GBP 1,212,116	Goldman Sachs International	07/26/19	5,668
CHF 289,633	USD 297,000	Goldman Sachs International	07/26/19	387
USD 335,000	GBP 263,442	Goldman Sachs International	07/26/19	25
SEK 11,921,781	USD 1,287,000	Goldman Sachs International	07/26/19	(747)
CHF 1,557,009	USD 1,598,000	Goldman Sachs International	07/26/19	692
USD 2,135,000	EUR 1,873,338	Goldman Sachs International	07/26/19	456
USD 4,646	HKD 36,283	JPMorgan Chase Bank N.A.	07/03/19	2
USD 376,000	EUR 330,066	Morgan Stanley Capital Services LLC	07/26/19	(89)
CHF 304,272	USD 313,000	Morgan Stanley Capital Services LLC	07/26/19	(582)
USD 1,593,000	GBP 1,250,402	Morgan Stanley Capital Services LLC	07/26/19	3,075
CHF 1,138,058	USD 1,174,000	Morgan Stanley Capital Services LLC	07/26/19	(5,475)
USD 2,278,072	CHF 2,228,762	Morgan Stanley Capital Services LLC	07/26/19	(10,357)
USD 609,000	NOK 5,160,576	Morgan Stanley Capital Services LLC	07/26/19	3,536
USD 937,000	GBP 734,486	Morgan Stanley Capital Services LLC	07/26/19	3,079
EUR 6,273,829	USD 7,168,000	Morgan Stanley Capital Services LLC	07/26/19	(19,388)
NZD 3,173,654	USD 2,122,000	Morgan Stanley Capital Services LLC	07/26/19	$11,273
NZD 635,784	USD 421,000	Morgan Stanley Capital Services LLC	07/26/19	6,362
USD 1,020,000	EUR 894,565	Morgan Stanley Capital Services LLC	07/26/19	703
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2019 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 272,000	GBP 213,970	Morgan Stanley Capital Services LLC	07/26/19	(69)
NZD 891,229	USD 587,000	Morgan Stanley Capital Services LLC	07/26/19	12,068
CAD 14,838,477	USD 11,240,141	Morgan Stanley Capital Services LLC	07/26/19	97,483
AUD 398,637	USD 280,000	Morgan Stanley Capital Services LLC	07/26/19	109
USD 1,454,000	AUD 2,074,819	Morgan Stanley Capital Services LLC	07/26/19	(3,904)
USD 319,000	NZD 476,006	Morgan Stanley Capital Services LLC	07/26/19	(963)
USD 3,263,000	CHF 3,178,604	Morgan Stanley Capital Services LLC	07/26/19	(700)
USD 1,832,000	NOK 15,591,362	Morgan Stanley Capital Services LLC	07/26/19	2,746
EUR 811,993	USD 925,000	Morgan Stanley Capital Services LLC	07/26/19	212
GBP 1,789,540	USD 2,270,000	Morgan Stanley Capital Services LLC	07/26/19	5,456
USD 33,410	JPY 3,594,971	The Bank of New York Mellon	07/01/19	66
USD 13,395	GBP 10,560	The Bank of New York Mellon	07/01/19	(15)
JPY 3,492,383	USD 32,380	The Bank of New York Mellon	07/02/19	12
USD 64,486	HKD 503,888	The Bank of New York Mellon	07/02/19	(19)
USD 2,953	GBP 2,333	The Bank of New York Mellon	07/02/19	(9)
USD 6,982	GBP 5,501	The Bank of New York Mellon	07/03/19	(4)
USD 2,673	GBP 2,106	The Bank of New York Mellon	07/03/19	(2)
				$123,497

At June 30, 2019, the following futures contracts were outstanding for Voya Balanced Income Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	33	09/19/19	$4,222,969	$84,707
U.S. Treasury 2-Year Note	245	09/30/19	52,719,024	302,691
U.S. Treasury 5-Year Note	653	09/30/19	77,156,031	933,612
			$134,098,024	$1,321,010
Short Contracts:
U.S. Treasury Long Bond	(49)	09/19/19	(7,624,094)	(174,625)
U.S. Treasury Ultra 10-Year Note	(74)	09/19/19	(10,221,250)	(174,126)
U.S. Treasury Ultra Long Bond	(22)	09/19/19	(3,906,375)	(134,297)
			$(21,751,719)	$(483,048)
At June 30, 2019, the following over-the-counter purchased interest rate swaptions were outstanding for Voya Balanced Income Portfolio:
Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Fair Value
Put on 1-Year Interest Rate Swap(1)	Wells Fargo	Pay	2.200%	3-month LIBOR-USD	08/07/19	USD360,000,000	$70,200	$27,230
							$70,200	$27,230

(1)
Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.

Currency Abbreviations
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – EU Euro
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2019 (Unaudited) (continued)

GBP – British Pound
HKD – Hong Kong Sar Dollar
JPY – Japanese Yen
NOK – Norwegian Krone
NZD – New Zealand Dollar
SEK – Swedish Krona
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Investments in securities at value*	$27,230
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	233,085
Interest rate contracts	Net Assets — Unrealized appreciation**	1,321,010
Total Asset Derivatives		$1,581,325
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$109,588
Interest rate contracts	Net Assets — Unrealized depreciation**	483,048
Total Liability Derivatives		$592,636

*
Includes purchased options.

**
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$572,470	$—	$572,470
Equity contracts	—	—	—	35,419	35,419
Foreign exchange contracts	461,283	—	—	—	461,283
Interest rate contracts	—	291,659	—	—	291,659
Total	$461,283	$291,659	$572,470	$35,419	$1,360,831
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Written options	Total
Equity contracts	$—	$—	$(30,029)	$(30,029)
Foreign exchange contracts	123,497	—	—	123,497
Interest rate contracts	—	837,962	—	837,962
Total	$123,497	$837,962	$(30,029)	$931,430

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and in net change in unrealized appreciation (depreciation) on investments.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of June 30, 2019 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2019:
	BNP Paribas	Goldman Sachs International	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	The Bank of New York Mellon	Wells Fargo	Totals
Assets:
Purchased options	$—	$—	$—	$—	$—	$27,230	$27,230
Forward foreign currency contracts	79,675	7,228	2	146,102	78	—	233,085
Total Assets	$79,675	$7,228	$2	$146,102	$78	$27,230	$260,315
Liabilities:
Forward foreign currency contracts	$67,265	$747	$—	$41,527	$49	$—	$109,588
Total Liabilities	$67,265	$747	$—	$41,527	$49	$—	$109,588
Net OTC derivative instruments by counterparty, at fair value	$12,410	$6,481	$2	$104,575	$29	$27,230	150,727
Total collateral pledged by the Portfolio/(Received from counterparty)	$(12,410)	$—	$—	$—	$—	$—	$(12,410)
Net Exposure(1)(2)	$—	$6,481	$2	$104,575	$29	$27,230	$138,317

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)
At June 30, 2019, the Portfolio received $540,000 in cash collateral from BNP Paribas. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $398,616,259.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$20,808,385
Gross Unrealized Depreciation	(7,394,045)
Net Unrealized Appreciation	$13,414,340
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2019 (Unaudited)

Investment Type Allocation as of June 30, 2019 (as a percentage of net assets)

Corporate Bonds/Notes	94.5%
Bank Loans	0.4%
Common Stock	0.1%
Convertible Bonds/Notes**	0.0%
Other**	0.0%
Assets in Excess of Other Liabilities*	5.0%
Net Assets	100.0%
* Includes short-term investments.
** Amount is less than 0.05%.
Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 94.5%
		Basic Materials: 5.2%
1,880,000	(1)	Aruba Investments, Inc., 8.750%, 02/15/2023	$1,889,400	0.4
2,300,000	(1)	Cascades, Inc., 5.500%, 07/15/2022	2,320,125	0.5
2,300,000	(2)	Cleveland-Cliffs, Inc., 5.750%, 03/01/2025	2,294,250	0.4
1,580,000	(1)(2)	Constellium NV, 5.750%, 05/15/2024	1,623,450	0.3
250,000	(1)(2)	Constellium NV, 5.875%, 02/15/2026	257,500	0.0
400,000	(1)(2)	Constellium NV, 6.625%, 03/01/2025	416,000	0.1
1,535,000	(1)	Cornerstone Chemical Co., 6.750%, 08/15/2024	1,446,737	0.3
1,315,000	(1)	First Quantum Minerals Ltd., 6.500%, 03/01/2024	1,234,456	0.2
1,875,000	(1)	Novelis Corp., 5.875%, 09/30/2026	1,903,125	0.4
400,000	(1)	Novelis Corp., 6.250%, 08/15/2024	420,384	0.1
1,930,000	(1)	OCI NV, 6.625%, 04/15/2023	2,016,850	0.4
1,570,000	(1)(2)	Rayonier AM Products, Inc., 5.500%, 06/01/2024	1,350,200	0.3
2,250,000	(1)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	2,306,250	0.5
1,015,000	(1)	SPCM SA, 4.875%, 09/15/2025	1,022,613	0.2
1,350,000	(1)(2)	Tronox, Inc., 6.500%, 04/15/2026	1,341,171	0.3
3,975,000	(3)	Other Securities	4,012,138	0.8
			25,854,649	5.2
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: 20.1%
1,595,000	(1)(2)	Altice France SA/France, 6.250%, 05/15/2024	$1,648,831	0.3
800,000	(1)	Altice France SA/France, 8.125%, 02/01/2027	842,000	0.2
1,600,000	(1)	Altice Luxembourg SA, 7.625%, 02/15/2025	1,511,000	0.3
400,000	(1)(2)	Altice Luxembourg SA, 7.750%, 05/15/2022	407,500	0.1
1,150,000	(1)	Altice Luxembourg SA, 10.500%, 05/15/2027	1,184,500	0.2
2,000,000	(2)	AMC Networks, Inc., 4.750%, 08/01/2025	2,037,500	0.4
1,675,000	(1)	Block Communications, Inc., 6.875%, 02/15/2025	1,754,562	0.4
1,900,000	(1)(2)	C&W Senior Financing DAC, 7.500%, 10/15/2026	1,985,500	0.4
2,700,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	2,802,222	0.6
835,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	854,790	0.2
1,130,000	(1)(2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	1,185,426	0.2
2,395,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/2026	2,517,744	0.5
500,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/2022	508,487	0.1
1,670,000	(1)	Clear Channel Worldwide Holdings, Inc., 9.250%, 02/15/2024	1,816,125	0.4
3,110,000	(1)	CommScope Tech Finance LLC, 6.000%, 06/15/2025	2,930,273	0.6
850,000	(1)	CommScope, Inc., 8.250%, 03/01/2027	870,060	0.2
3,050,000		CSC Holdings LLC, 5.250%, 06/01/2024	3,175,812	0.6
2,055,000	(1)	CSC Holdings LLC, 5.500%, 05/15/2026	2,160,216	0.4
650,000	(1)	CSC Holdings LLC, 7.500%, 04/01/2028	716,820	0.2
1,100,000	(1)(2)	Cumulus Media New Holdings, Inc., 6.750%, 07/01/2026	1,100,000	0.2
2,475,000		DISH DBS Corp., 5.875%, 11/15/2024	2,351,250	0.4
1,850,000	(2)	DISH DBS Corp., 5.000%-5.875%, 07/15/2022-03/15/2023	1,853,000	0.4
250,000	(1)	Entercom Media Corp., 6.500%, 05/01/2027	260,625	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications (continued)
1,400,000	(1)(2)	Entercom Media Corp., 7.250%, 11/01/2024	$1,482,250	0.3
1,200,000	(1)	Frontier Communications Corp., 8.000%, 04/01/2027	1,251,000	0.3
3,775,000	(2)	Frontier Communications Corp., 6.875%-11.000%, 01/15/2025-09/15/2025	2,231,875	0.4
900,000	(1)(2)	GCI LLC, 6.625%, 06/15/2024	945,270	0.2
2,140,000	(1)(2)	Gray Television, Inc., 5.125%, 10/15/2024	2,185,475	0.4
1,110,000	(1)(2)	Gray Television, Inc., 7.000%, 05/15/2027	1,207,125	0.3
1,440,000	(1)(2)	Intelsat Connect Finance SA, 9.500%, 02/15/2023	1,281,600	0.2
1,490,000	(1)	Intelsat Jackson Holdings SA, 8.500%, 10/15/2024	1,482,550	0.3
1,850,000	(2)	Intelsat Luxembourg SA, 8.125%, 06/01/2023	1,438,375	0.3
1,325,000	(1)(2)	MDC Partners, Inc., 6.500%, 05/01/2024	1,224,247	0.2
710,000	(1)	Netflix, Inc., 5.375%, 11/15/2029	755,930	0.1
2,650,000	(2)	Netflix, Inc., 5.875%, 11/15/2028	2,940,493	0.6
2,100,000	(1)(2)	Nexstar Broadcasting, Inc., 5.625%, 08/01/2024	2,180,766	0.4
475,000		Nexstar Broadcasting, Inc., 5.875%, 11/15/2022	486,875	0.1
475,000	(1)	Nexstar Escrow, Inc., 5.625%, 07/15/2027	488,063	0.1
2,159,000	(1)(2)	Plantronics, Inc., 5.500%, 05/31/2023	2,153,603	0.4
1,065,000	(1)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	1,049,025	0.2
835,000	(1)	Sirius XM Radio, Inc., 4.625%, 07/15/2024	856,526	0.2
2,200,000	(1)(2)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	2,246,530	0.4
1,340,000	(1)	Sirius XM Radio, Inc., 6.000%, 07/15/2024	1,382,210	0.3
2,335,000	(2)	Sprint Communications, Inc., 6.000%, 11/15/2022	2,440,075	0.5
4,950,000		Sprint Corp., 7.125%, 06/15/2024	5,260,860	1.0
2,275,000		Sprint Corp., 7.625%, 03/01/2026	2,430,838	0.5
1,750,000	(1)	Telesat Canada / Telesat LLC, 8.875%, 11/15/2024	1,898,750	0.4
2,200,000		T-Mobile USA, Inc., 6.500%, 01/15/2026	2,383,832	0.5
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications (continued)
865,000	(2)	T-Mobile USA, Inc., 4.500%-5.125%, 04/15/2025-02/01/2026	$899,006	0.2
1,275,000	(1)	ViaSat, Inc., 5.625%, 09/15/2025	1,259,062	0.3
675,000	(1)(2)	ViaSat, Inc., 5.625%, 04/15/2027	703,688	0.1
1,975,000	(1)(2)	Virgin Media Secured Finance PLC, 5.500%, 05/15/2029	2,007,094	0.4
14,960,000	(3)	Other Securities	15,417,937	3.1
			100,445,173	20.1
		Consumer, Cyclical: 17.0%
2,990,000	(1)(2)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	3,020,797	0.6
1,300,000	(1)	Allison Transmission, Inc., 5.875%, 06/01/2029	1,371,500	0.3
2,150,000		AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	1,935,000	0.4
1,020,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.750%, 08/01/2025	989,400	0.2
975,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 9.875%, 04/01/2027	1,032,281	0.2
2,050,000	(1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	2,055,125	0.4
1,880,000	(1)(2)	CCM Merger, Inc., 6.000%, 03/15/2022	1,931,700	0.4
475,000	(1)	Cedar Fair L.P., 5.250%, 07/15/2029	485,687	0.1
2,300,000		Dana, Inc., 5.500%, 12/15/2024	2,369,000	0.5
1,250,000	(1)	Golden Entertainment, Inc., 7.625%, 04/15/2026	1,281,250	0.2
2,275,000	(1)	Golden Nugget, Inc., 6.750%, 10/15/2024	2,348,937	0.5
2,125,000	(2)	H&E Equipment Services, Inc., 5.625%, 09/01/2025	2,193,531	0.5
1,100,000	(1)(2)	IAA, Inc., 5.500%, 06/15/2027	1,146,750	0.2
1,200,000	(1)(2)	International Game Technology PLC, 6.250%, 02/15/2022	1,273,500	0.2
1,175,000	(1)(2)	International Game Technology PLC, 6.500%, 02/15/2025	1,290,385	0.3
2,525,000		L Brands, Inc., 6.750%, 07/01/2036	2,184,125	0.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical (continued)
2,500,000		Lennar Corp., 5.250%-5.375%, 10/01/2022-06/01/2026	$2,669,375	0.5
2,095,000	(1)(2)	Lions Gate Capital Holdings LLC, 5.875%, 11/01/2024	2,157,850	0.4
1,840,000	(1)	Live Nation Entertainment, Inc., 5.375%, 06/15/2022	1,867,600	0.4
2,520,000	(2)	Meritage Homes Corp., 5.125%-7.000%, 04/01/2022-06/06/2027	2,649,894	0.5
2,190,000	(2)	MGM Resorts International, 5.750%, 06/15/2025	2,392,531	0.5
500,000		MGM Resorts International, 6.000%, 03/15/2023	543,125	0.1
2,000,000		MGM Resorts International, 6.625%, 12/15/2021	2,165,000	0.4
1,100,000	(1)	Michaels Stores, Inc., 8.000%, 07/15/2027	1,099,054	0.2
2,250,000		Murphy Oil USA, Inc., 5.625%-6.000%, 08/15/2023-05/01/2027	2,323,750	0.5
2,100,000	(1)	Navistar International Corp., 6.625%, 11/01/2025	2,210,250	0.5
425,000	(1)(2)	Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc., 6.250%, 05/15/2026	442,531	0.1
1,465,000	(1)(2)	Penn National Gaming, Inc., 5.625%, 01/15/2027	1,450,350	0.3
1,175,000	(1)	PetSmart, Inc., 5.875%, 06/01/2025	1,145,625	0.2
1,475,000	(1)	PetSmart, Inc., 7.125%, 03/15/2023	1,390,187	0.3
1,250,000	(1)(2)	Scientific Games International, Inc., 5.000%, 10/15/2025	1,265,625	0.3
665,000	(1)(2)	Scientific Games International, Inc., 8.250%, 03/15/2026	699,906	0.1
1,883,299	(2)	Scientific Games International, Inc., 6.625%-10.000%, 05/15/2021-12/01/2022	1,948,085	0.4
1,925,000	(1)	Silversea Cruise Finance Ltd., 7.250%, 02/01/2025	2,078,423	0.4
500,000	(1)(2)	Six Flags Entertainment Corp., 4.875%, 07/31/2024	508,750	0.1
1,550,000	(1)(2)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	1,615,875	0.3
1,200,000	(1)	Staples, Inc., 7.500%, 04/15/2026	1,195,932	0.2
1,995,000	(1)(2)	Station Casinos LLC, 5.000%, 10/01/2025	2,004,975	0.4
1,975,000	(1)	Viking Cruises Ltd., 5.875%, 09/15/2027	2,004,625	0.4
1,190,000	(1)	William Carter Co/The, 5.625%, 03/15/2027	1,250,988	0.3
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical (continued)
645,000	(1)	WMG Acquisition Corp., 5.000%, 08/01/2023	$660,319	0.1
1,850,000	(1)	Wolverine World Wide, Inc., 5.000%, 09/01/2026	1,831,500	0.4
15,990,000	(3)	Other Securities	16,297,200	3.3
			84,778,293	17.0
		Consumer, Non-cyclical: 16.7%
2,345,000		Albertsons Cos LLC / Safeway, Inc. / New Albertsons L.P. / Albertson’s LLC, 6.625%, 06/15/2024	2,441,731	0.5
780,000	(1)(2)	Albertsons Cos LLC / Safeway, Inc. / New Albertsons L.P. / Albertson’s LLC, 7.500%, 03/15/2026	836,550	0.2
490,000	(1)	Allied Universal Holdco LLC, 6.625%, 07/15/2026	499,187	0.1
840,000	(1)	Allied Universal Holdco LLC, 9.750%, 07/15/2027	842,100	0.2
1,750,000	(1)(2)	Aptim Corp., 7.750%, 06/15/2025	1,347,500	0.3
4,040,000	(1)	Bausch Health Americas, Inc., 8.500%, 01/31/2027	4,452,161	0.9
414,000	(1)	Bausch Health Cos, Inc., 5.500%, 03/01/2023	418,865	0.1
1,150,000	(1)(2)	Bausch Health Cos, Inc., 5.500%, 11/01/2025	1,203,188	0.2
1,435,000	(1)(2)	Bausch Health Cos, Inc., 6.125%, 04/15/2025	1,467,287	0.3
720,000	(1)(2)	Bausch Health Cos, Inc., 7.000%, 03/15/2024	766,872	0.2
1,015,000	(1)	Bausch Health Cos, Inc., 7.000%, 01/15/2028	1,054,331	0.2
1,415,000	(1)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/2025	1,415,000	0.3
750,000	(1)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	765,000	0.2
3,785,000		Centene Corp., 4.750%-6.125%, 02/15/2021-01/15/2025	3,897,323	0.8
1,525,000	(1)	Cott Holdings, Inc., 5.500%, 04/01/2025	1,559,312	0.3
1,245,000	(1)(4)	Eagle Holding CO II LLC, 7.625% (PIK Rate 8.375%, Cash Rate 7.625%), 05/15/2022	1,254,338	0.2
1,350,000	(1)(4)	Eagle Holding Co. II LLC, 7.750% (PIK Rate 7.750%, Cash Rate 0.000%), 05/15/2022	1,363,500	0.3
400,000	(1)(2)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 5.875%, 10/15/2024	382,000	0.1
1,700,000	(1)	Garda World Security Corp., 8.750%, 05/15/2025	1,687,250	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical (continued)
1,875,000	(1)	Graham Holdings Co., 5.750%, 06/01/2026	$1,987,500	0.4
2,000,000	(2)	HCA Healthcare, Inc., 6.250%, 02/15/2021	2,100,000	0.4
3,500,000		HCA, Inc., 7.500%, 02/15/2022	3,867,500	0.8
2,435,000		HCA, Inc., 5.375%-5.875%, 05/01/2023-02/01/2025	2,644,372	0.5
560,000	(1)	Hertz Corp./The, 7.625%, 06/01/2022	582,400	0.1
1,365,000	(1)(2)	Hertz Corp., 5.500%, 10/15/2024	1,310,810	0.3
1,000,000	(2)	Hertz Corp., 7.375%, 01/15/2021	1,001,750	0.2
2,445,000	(1)	Hill-Rom Holdings, Inc., 5.750%, 09/01/2023	2,533,142	0.5
1,400,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 5.875%, 07/15/2024	1,443,750	0.3
1,275,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	1,389,750	0.3
2,120,000	(1)(2)	MPH Acquisition Holdings LLC, 7.125%, 06/01/2024	1,998,524	0.4
1,540,000	(1)	Par Pharmaceutical, Inc., 7.500%, 04/01/2027	1,516,900	0.3
825,000	(1)	Pilgrim’s Pride Corp., 5.750%, 03/15/2025	839,438	0.2
875,000	(1)	Pilgrim’s Pride Corp., 5.875%, 09/30/2027	910,000	0.2
800,000	(1)(2)(4)	Polaris Intermediate Corp., 8.500% (PIK Rate 8.500%, Cash Rate 0.000%), 12/01/2022	710,000	0.1
900,000	(1)(2)	Post Holdings, Inc., 5.000%, 08/15/2026	915,750	0.2
1,525,000	(1)(2)	Post Holdings, Inc., 5.625%, 01/15/2028	1,572,656	0.3
1,100,000	(1)	Post Holdings, Inc., 8.000%, 07/15/2025	1,182,500	0.2
1,350,000	(1)(2)	Simmons Foods, Inc., 5.750%, 11/01/2024	1,235,250	0.2
2,340,000	(2)	Tenet Healthcare Corp., 6.750%, 06/15/2023	2,357,550	0.5
1,855,000	(2)	Tenet Healthcare Corp., 5.125%-8.125%, 04/01/2022-05/01/2025	1,903,600	0.4
4,945,000	(2)	United Rentals North America, Inc., 4.625%-6.500%, 07/15/2025-01/15/2030	5,163,644	1.0
860,000	(1)	Vizient, Inc., 6.250%, 05/15/2027	910,568	0.2
1,275,000	(1)	West Street Merger Sub, Inc., 6.375%, 09/01/2025	1,185,750	0.2
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical (continued)
14,161,000	(3)	Other Securities	$14,213,001	2.8
			83,129,600	16.7
		Energy: 11.8%
2,880,000	(2)	Antero Resources Corp., 5.000%-5.125%, 12/01/2022-03/01/2025	2,738,625	0.5
1,200,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	1,260,120	0.3
1,730,000	(1)	Calfrac Holdings L.P., 8.500%, 06/15/2026	1,219,650	0.2
2,800,000	(1)(2)	California Resources Corp., 8.000%, 12/15/2022	2,124,500	0.4
3,030,000	(2)	Cheniere Corpus Christi Holdings LLC, 5.125%-5.875%, 03/31/2025-06/30/2027	3,330,675	0.7
2,430,000	(2)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%-6.250%, 04/01/2023-04/01/2025	2,475,150	0.5
650,000	(1)	Endeavor Energy Resources L.P. / EER Finance, Inc., 5.500%, 01/30/2026	676,812	0.1
500,000	(1)	Endeavor Energy Resources L.P. / EER Finance, Inc., 5.750%, 01/30/2028	528,750	0.1
450,000		EnLink Midstream LLC, 5.375%, 06/01/2029	462,375	0.1
2,700,000	(2)	EnLink Midstream Partners L.P., 4.150%-4.850%, 06/01/2025-07/15/2026	2,693,250	0.5
1,855,000	(1)	Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp., 5.625%, 02/15/2026	1,917,606	0.4
1,600,000	(1)	Indigo Natural Resources LLC, 6.875%, 02/15/2026	1,444,000	0.3
2,150,000	(1)	Lonestar Resources America, Inc., 11.250%, 01/01/2023	2,053,250	0.4
1,850,000	(1)	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.000%, 08/01/2026	1,896,250	0.4
1,545,000	(1)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	1,324,838	0.3
2,380,000	(2)	Murphy Oil Corp., 4.200%-5.750%, 12/01/2022-08/15/2025	2,440,237	0.5
1,415,000	(1)	Murray Energy Corp., 11.250%, 04/15/2021	452,800	0.1
225,000	(1)(2)	NGPL PipeCo LLC, 4.375%, 08/15/2022	232,875	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy (continued)
1,200,000	(1)	NGPL PipeCo LLC, 4.875%, 08/15/2027	$1,275,000	0.3
770,000	(1)(2)	Noble Holding International Ltd., 7.875%, 02/01/2026	665,334	0.1
2,400,000		PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/2023	2,487,000	0.5
2,025,000	(1)(2)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	2,057,906	0.4
625,000	(1)	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.500%, 07/15/2027	682,813	0.1
1,175,000	(1)	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.875%, 01/15/2029	1,304,250	0.3
1,940,000	(1)	Vermilion Energy, Inc., 5.625%, 03/15/2025	1,910,900	0.4
2,351,000	(2)	WPX Energy, Inc., 6.000%, 01/15/2022	2,447,979	0.5
19,645,000	(3)	Other Securities	16,868,306	3.4
			58,971,251	11.8
		Financial: 5.4%
2,200,000	(2)	Ally Financial, Inc., 5.750%, 11/20/2025	2,441,780	0.5
500,000		Ally Financial, Inc., 7.500%, 09/15/2020	527,500	0.1
1,652,000		Ally Financial, Inc., 8.000%, 11/01/2031	2,172,380	0.4
2,100,000	(1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	2,157,750	0.5
1,280,000	(1)	HUB International Ltd., 7.000%, 05/01/2026	1,300,800	0.3
2,000,000	(1)(2)	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 6.250%, 05/15/2026	2,027,500	0.4
2,777,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%-5.500%, 05/01/2024-10/15/2027	2,857,709	0.6
2,000,000		Navient Corp., 7.250%, 09/25/2023	2,142,500	0.4
1,610,000	(1)	Quicken Loans, Inc., 5.250%, 01/15/2028	1,607,987	0.3
1,200,000	(1)(2)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/2021	1,158,000	0.2
2,000,000		Springleaf Finance Corp., 7.125%, 03/15/2026	2,189,400	0.4
1,785,000		Springleaf Finance Corp., 6.125%, 05/15/2022- 03/15/2024	1,923,338	0.4
3,915,000	(3)	Other Securities	4,227,250	0.9
			26,733,894	5.4
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: 11.0%
2,125,000	(1)	Advanced Disposal Services, Inc., 5.625%, 11/15/2024	$2,233,906	0.4
740,000	(1)	Amsted Industries, Inc., 5.625%, 07/01/2027	773,300	0.2
2,400,000	(2)(4)	ARD Finance SA, 7.125% (PIK Rate 7.875%, Cash Rate 0.000%), 09/15/2023	2,466,000	0.5
618,287	(1)(2)(4)	ARD Securities Finance SARL, 8.750% (PIK Rate 8.750%, Cash Rate 8.750%), 01/31/2023	626,016	0.1
1,850,000	(1)	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/2023	1,914,750	0.4
800,000	(1)(2)	Berry Global Escrow Corp., 5.625%, 07/15/2027	834,000	0.2
1,890,000	(1)	BMC East LLC, 5.500%, 10/01/2024	1,923,075	0.4
450,000	(1)(2)	Bombardier, Inc., 6.000%, 10/15/2022	454,180	0.1
2,000,000	(1)	Bombardier, Inc., 8.750%, 12/01/2021	2,187,500	0.4
1,100,000	(1)	Builders FirstSource, Inc., 6.750%, 06/01/2027	1,166,000	0.2
925,000	(1)	Clean Harbors, Inc., 4.875%, 07/15/2027	942,436	0.2
475,000	(1)	Clean Harbors, Inc., 5.125%, 07/15/2029	485,688	0.1
1,770,000	(1)	FXI Holdings, Inc., 7.875%, 11/01/2024	1,654,950	0.3
1,325,000	(1)	GFL Environmental, Inc., 8.500%, 05/01/2027	1,429,344	0.3
2,100,000	(1)(2)	Itron, Inc., 5.000%, 01/15/2026	2,152,500	0.4
2,025,000	(1)	James Hardie International Finance DAC, 4.750%, 01/15/2025	2,075,625	0.4
1,550,000	(1)	Koppers, Inc., 6.000%, 02/15/2025	1,460,875	0.3
1,450,000	(1)	Masonite International Corp., 5.625%, 03/15/2023	1,498,937	0.3
640,000	(1)	Masonite International Corp., 5.750%, 09/15/2026	660,800	0.1
2,470,000	(1)(2)	Mauser Packaging Solutions Holding Co., 7.250%, 04/15/2025	2,389,725	0.5
2,300,000	(1)	Multi-Color Corp., 6.125%, 12/01/2022	2,377,625	0.5
1,550,000	(1)	Norbord, Inc., 5.750%, 07/15/2027	1,569,375	0.3
275,000	(1)	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/2023	297,632	0.1
2,000,000	(1)	Owens-Brockway Glass Container, Inc., 6.375%, 08/15/2025	2,190,000	0.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial (continued)
1,575,000	(1)	PGT Escrow Issuer, Inc., 6.750%, 08/01/2026	$1,671,469	0.3
1,800,000	(1)	Resideo Funding, Inc., 6.125%, 11/01/2026	1,876,500	0.4
1,370,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/2023	1,399,112	0.3
115,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.000%, 07/15/2024	119,128	0.0
1,025,000	(1)	Sealed Air Corp., 5.500%, 09/15/2025	1,094,188	0.2
2,675,000	(1)	Standard Industries, Inc./NJ, 6.000%, 10/15/2025	2,852,219	0.6
1,575,000	(1)(2)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	1,665,563	0.3
750,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	753,750	0.2
1,150,000	(1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	1,198,875	0.2
3,200,000	(2)	TransDigm, Inc., 6.375%-6.500%, 05/15/2025-06/15/2026	3,249,875	0.7
1,260,000	(1)	Zekelman Industries, Inc., 9.875%, 06/15/2023	1,330,875	0.3
1,880,000	(3)	Other Securities	2,043,090	0.4
			55,018,883	11.0
		Technology: 5.1%
350,000	(1)	Ascend Learning LLC, 6.875%, 08/01/2025	357,332	0.1
1,600,000	(1)	Ascend Learning LLC, 6.875%, 08/01/2025	1,636,000	0.3
2,305,000	(2)	CDW LLC / CDW Finance Corp., 5.000%-5.500%, 12/01/2024-09/01/2025	2,458,387	0.5
2,275,000	(1)	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/2025	2,317,656	0.5
650,000	(1)	Dell International LLC / EMC Corp., 5.875%, 06/15/2021	661,014	0.1
650,000	(1)(2)	Dell International LLC / EMC Corp., 7.125%, 06/15/2024	686,224	0.2
2,315,000	(1)	First Data Corp., 5.750%, 01/15/2024	2,384,450	0.5
910,000	(1)	MSCI, Inc., 5.250%, 11/15/2024	944,125	0.2
865,000	(1)	MSCI, Inc., 5.750%, 08/15/2025	912,575	0.2
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology (continued)
1,780,000	(1)	Open Text Corp., 5.625%, 01/15/2023	$1,837,850	0.4
535,000	(1)(2)	Open Text Corp., 5.875%, 06/01/2026	567,261	0.1
1,630,000	(1)	RP Crown Parent LLC, 7.375%, 10/15/2024	1,703,350	0.3
1,605,000	(1)	SS&C Technologies, Inc., 5.500%, 09/30/2027	1,668,197	0.3
2,150,000	(1)	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/2025	2,225,250	0.4
1,745,000	(1)(2)	Veritas US, Inc. / Veritas Bermuda Ltd.., 10.500%, 02/01/2024	1,505,063	0.3
3,190,000	(3)	Other Securities	3,297,525	0.7
			25,162,259	5.1
		Utilities: 2.2%
1,725,000	(1)	Drax Finco PLC, 6.625%, 11/01/2025	1,771,695	0.4
1,750,000	(1)(2)	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/2023	1,736,875	0.3
2,735,000	(2)	NRG Energy, Inc., 5.750%-7.250%, 05/15/2026-01/15/2028	2,977,825	0.6
1,120,000	(1)(2)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	1,185,800	0.2
1,650,000	(1)(2)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	1,753,125	0.4
1,775,000	(3)	Other Securities	1,768,344	0.3
			11,193,664	2.2
		Total Corporate Bonds/Notes (Cost $461,185,089)	471,287,666	94.5
CONVERTIBLE BONDS/NOTES: 0.0%
		Financial: 0.0%
499,200	(1)(5)	Lehman Brothers Holdings, Inc., 8.160%, 05/30/2009	2,059	0.0
		Total Convertible Bonds/Notes (Cost $449,538)	2,059	0.0
BANK LOANS: 0.4%
		Containers & Glass Products: 0.2%
1,072,258		Reynolds Group Holdings Inc. USD 2017 Term Loan, 5.152%, (US0001M + 2.750%), 02/05/2023	1,065,738	0.2
		Health Care: 0.2%
901,875		Valeant Pharmaceuticals International, Inc. 2018 Term Loan B, 5.412%, (US0001M + 3.000%), 06/02/2025	902,439	0.2
		Total Bank Loans (Cost $1,962,275)	1,968,177	0.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.1%
		Consumer Staples: 0.1%
24,842	(6)(7)	Other Securities	$832,207	0.1
		Total Common Stock (Cost $758,146)	832,207	0.1
OTHER(8): —%
		Basic Materials: –%
4,000,000	(9)(10)	Momentive Performance Materials, Inc. (Escrow)	—	—
		Total Other (Cost $—)	—	—
		Total Long-Term Investments (Cost $464,355,048)	474,090,109	95.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 26.1%
		Commercial Paper: 4.1%
2,500,000		American Electric Power Co., Inc., 3.120%, 07/09/2019	2,498,079	0.5
1,500,000		AT&T, Inc., 2.740%, 12/10/2019	1,481,898	0.3
2,000,000		Duke Energy Corp., 2.880%, 07/16/2019	1,997,476	0.4
3,000,000		Marriott International, Inc., 3.060%, 07/10/2019	2,997,484	0.6
3,000,000		Mondelez International, Inc., 2.840%, 07/19/2019	2,995,576	0.6
450,000		Mondelez International, Inc., 2.880%, 07/16/2019	449,432	0.1
2,000,000		PPG Industries, Inc., 2.870%, 07/17/2019	1,997,335	0.4
1,500,000		PPG Industries, Inc., 3.120%, 07/09/2019	1,498,847	0.3
820,000		Tyson Foods, Inc., 3.190%, 07/08/2019	819,428	0.2
1,200,000		United Health, 2.710%, 07/31/2019	1,197,242	0.2
2,500,000		United Health, 2.810%, 07/18/2019	2,496,535	0.5
			20,429,332	4.1
		Floating Rate Notes: 4.2%
1,100,000	(11)	Bank Of America Corp., 2.500%, 11/12/2019	1,099,890	0.2
600,000	(11)	Bank Of America Corp., 2.520%, 11/07/2019	600,083	0.1
300,000	(11)	BNP Paribas, 2.510%, 11/14/2019	300,052	0.1
800,000	(11)	Crédit Agricole Group, 2.550%, 11/07/2019	800,196	0.2
600,000	(11)	DNB ASA, 2.530%, 11/04/2019	600,080	0.1
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes (continued)
1,100,000	(11)	HSBC Holdings PLC, 2.540%, 11/08/2019	$1,100,270	0.2
900,000	(11)	J.P. Morgan Securities LLC, 2.510%, 11/08/2019	900,122	0.2
900,000	(11)	Lloyds Bank PLC, 2.530%, 11/08/2019	900,188	0.2
1,000,000	(11)	Lloyds Bank PLC, 2.530%, 11/13/2019	1,000,214	0.2
300,000	(11)	Lloyds Bank PLC, 2.560%, 11/01/2019	300,062	0.0
1,000,000	(11)	Mitsubishi UFJ Financial Group, Inc., 2.500%, 11/18/2019	1,000,105	0.2
600,000	(11)	Mitsubishi UFJ Financial Group, Inc., 2.540%, 11/07/2019	600,086	0.1
300,000	(11)	Mizuho Financial Group Inc., 2.520%, 11/25/2019	300,042	0.1
600,000	(11)	Mizuho Financial Group Inc., 2.560%, 11/01/2019	600,081	0.1
1,000,000	(11)	National Australia Bank Ltd., 2.470%, 11/15/2019	1,000,055	0.2
900,000	(11)	National Bank Of Canada, 2.520%, 11/06/2019	900,134	0.2
900,000	(11)	Natixis S.A., 2.510%, 11/08/2019	900,122	0.2
600,000	(11)	Oversea-Chinese Banking Corp., Ltd., 2.540%, 11/01/2019	600,082	0.1
900,000	(11)	Skandinaviska Enskilda Banken AB, 2.510%, 11/08/2019	900,188	0.2
700,000	(11)	Skandinaviska Enskilda Banken AB, 2.510%, 11/13/2019	700,150	0.1
1,000,000	(11)	State Street Bank & Trust Co., 2.480%, 11/15/2019	1,000,078	0.2
800,000	(11)	Sumitomo Mitsui Trust Holdings, Inc., 2.510%, 09/09/2019	800,140	0.2
600,000	(11)	The Sumitomo Mitsui Financial Group, 2.530%, 11/08/2019	599,949	0.1
600,000	(11)	The Sumitomo Mitsui Financial Group, 2.550%, 11/05/2019	599,952	0.1
700,000	(11)	The Sumitomo Mitsui Financial Group, 2.560%, 11/01/2019	699,949	0.1
256,000	(11)	Svenska Handelsbanken AB, 2.510%, 10/08/2019	256,054	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes (continued)
900,000	(11)	Toronto-Dominion Bank, 2.480%, 11/18/2019	$900,083	0.2
980,000	(11)	Wells Fargo & Co., 2.530%, 11/04/2019	980,239	0.2
			20,938,646	4.2
		Repurchase Agreements: 17.4%
25,526,766	(11)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $25,532,011, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $26,037,301, due 06/01/46-07/01/49)	25,526,766	5.1
25,526,766	(11)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/ 19, 2.53%, due 07/01/19 (Repurchase Amount $25,532,074, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $26,037,301, due 06/30/19-05/20/69)	25,526,766	5.1
25,526,766	(11)	Citigroup, Inc., Repurchase Agreement dated 06/28/ 19, 2.50%, due 07/01/19 (Repurchase Amount $25,532,011, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $26,037,302, due 07/02/19-01/20/63)	25,526,766	5.1
5,599,619	(11)	Nomura Securities, Repurchase Agreement dated 06/28/19, 2.48%, due 07/01/19 (Repurchase Amount $5,600,760, collateralized by various U.S. Government Securities, 0.000%-3.375%, Market Value plus accrued interest $5,711,614, due 07/18/19-09/09/49)	5,599,619	1.1
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
4,715,632	(11)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/19, 2.70%, due 07/01/19 (Repurchase Amount $4,716,678, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,810,577, due 07/01/19-09/09/49)	$4,715,632	1.0
			86,895,549	17.4
		Certificates of Deposit: 0.4%
1,100,000	(11)	Landesbank Baden-Wurttemberg, 2.530%, 08/12/2019	1,100,223	0.2
700,000	(11)	The Norinchukin Bank, 2.540%, 08/01/2019	700,088	0.2
			1,800,311	0.4
		Total Short-Term Investments (Cost $130,067,199)	130,063,838	26.1
		Total Investments in Securities (Cost $594,422,247)	$604,153,947	121.1
		Liabilities in Excess of Other Assets	(105,450,304)	(21.1)
		Net Assets	$498,703,643	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Security, or a portion of the security, is on loan.

(3)
The grouping contains securities on loan.

(4)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion. Rates shown are the current rate and possible payment rates.

(5)
Defaulted security

(6)
The grouping contains non-income producing securities.

(7)
The grouping contains Level 3 securities.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya High Yield Portfolio	as of June 30, 2019 (Unaudited) (continued)

(8)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.

(9)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(10)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2019, the Portfolio held restricted securities with a fair value of  $— or 0.0% of net assets. Please refer to the table below for additional details.

(11)
Represents securities purchased with cash collateral received for securities on loan.

Reference Rate Abbreviations:
US0001M
1-month LIBOR

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock
Consumer Staples	$—	$—	$832,207	$832,207
Total Common Stock	—	—	832,207	832,207
Corporate Bonds/Notes	—	471,287,666	—	471,287,666
Convertible Bonds/Notes	—	2,059	—	2,059
Bank Loans	—	1,968,177	—	1,968,177
Other	—	—	—	—
Short-Term Investments	—	130,063,838	—	130,063,838
Total Investments, at fair value	$—	$603,321,740	$832,207	$604,153,947

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At June 30, 2019, Voya High Yield Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Momentive Performance Materials, Inc. (Escrow)	10/30/2014	$—	$—
		$—	$—
At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost of investments for federal income tax purposes is the same as for financial statement purposes.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$17,717,308
Gross Unrealized Depreciation	(7,985,608)
Net Unrealized Appreciation	$9,731,700
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Large Cap Growth Portfolio	as of June 30, 2019 (Unaudited)

Sector Diversification as of June 30, 2019 (as a percentage of net assets)

Information Technology	35.9%
Health Care	15.1%
Consumer Discretionary	14.7%
Communication Services	11.3%
Industrials	9.6%
Consumer Staples	4.8%
Financials	3.2%
Real Estate	2.4%
Materials	1.4%
Assets in Excess of Other Liabilities*	1.6%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Communication Services: 11.3%
233,508	(1)	Alphabet, Inc. - Class A	$252,842,463	4.4
102,922	(1)	Alphabet, Inc. - Class C	111,249,419	2.0
2,097,051		Comcast Corp. - Class A	88,663,316	1.6
392,660	(1)	Facebook, Inc. - Class A	75,783,380	1.3
514,383	(1)	Take-Two Interactive Software, Inc.	58,397,902	1.0
785,592	(2)	World Wrestling Entertainment, Inc.	56,727,598	1.0
			643,664,078	11.3
		Consumer Discretionary: 14.7%
200,313	(1)	Amazon.com, Inc.	379,318,706	6.7
419,610		Domino’s Pizza, Inc.	116,769,071	2.1
488,766		Hilton Worldwide Holdings, Inc.	47,771,989	0.8
523,869		Home Depot, Inc.	108,949,036	1.9
345,386	(1)	O'Reilly Automotive, Inc.	127,557,957	2.2
583,580		Ross Stores, Inc.	57,844,450	1.0
			838,211,209	14.7
		Consumer Staples: 4.8%
412,436		Constellation Brands, Inc.	81,225,146	1.4
289,765		Hershey Co.	38,837,203	0.7
1,996,669		Philip Morris International, Inc.	156,798,416	2.7
			276,860,765	4.8
		Financials: 3.2%
718,837		Intercontinental Exchange, Inc.	61,776,852	1.1
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
769,641		Progressive Corp.	$61,517,405	1.1
252,440	(2)	S&P Global, Inc.	57,503,308	1.0
			180,797,565	3.2
		Health Care: 15.1%
1,352,247		Baxter International, Inc.	110,749,029	1.9
2,279,324	(1)	Boston Scientific Corp.	97,965,346	1.7
330,098	(1)(2)	DexCom, Inc.	49,461,884	0.9
592,926		Eli Lilly & Co.	65,690,272	1.2
156,423	(1)	Illumina, Inc.	57,587,127	1.0
1,843,201		Merck & Co., Inc.	154,552,404	2.7
669,530		UnitedHealth Group, Inc.	163,372,015	2.9
464,255	(1)	Vertex Pharmaceuticals, Inc.	85,135,082	1.5
573,167		Zoetis, Inc.	65,048,723	1.1
31,273		Other Securities	9,184,255	0.2
			858,746,137	15.1
		Industrials: 9.6%
990,731		Ametek, Inc.	89,998,004	1.6
375,911		Boeing Co.	136,835,363	2.4
494,511		Honeywell International, Inc.	86,336,675	1.5
815,434		Ingersoll-Rand PLC - Class A	103,291,025	1.8
272,818		L3 Technologies, Inc.	66,886,789	1.2
548,226		Waste Management, Inc.	63,248,834	1.1
			546,596,690	9.6
		Information Technology: 35.9%
1,274,379		Apple, Inc.	252,225,092	4.4
337,140		Broadcom, Inc.	97,049,120	1.7
243,543		Broadridge Financial Solutions, Inc. ADR	31,095,570	0.5
534,311		CDW Corp.	59,308,521	1.0
705,784		Fidelity National Information Services, Inc.	86,585,581	1.5
1,298,358	(1)(2)	Fiserv, Inc.	118,358,315	2.1
1,120,410	(1)	GoDaddy, Inc.	78,596,762	1.4
507,767		Intuit, Inc.	132,694,750	2.3
340,609		Lam Research Corp.	63,979,995	1.1
3,590,658		Microsoft Corp.	481,004,546	8.4
547,589		Motorola Solutions, Inc.	91,299,514	1.6
672,914		NXP Semiconductor NV - NXPI - US	65,683,136	1.2
865,040	(1)	Salesforce.com, Inc.	131,252,519	2.3
347,912	(1)(2)	Splunk, Inc.	43,749,934	0.8
1,331,484		Visa, Inc. - Class A	231,079,048	4.1
358,867		VMware, Inc.	60,006,151	1.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Large Cap Growth Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology (continued)
231,343	(3)	Other Securities	$24,796,062	0.4
			2,048,764,616	35.9
		Materials: 1.4%
486,625	(1)	Crown Holdings, Inc.	29,732,787	0.5
561,619	(3)	Other Securities	49,964,951	0.9
			79,697,738	1.4
		Real Estate: 2.4%
660,022		American Tower Corp.	134,941,498	2.4
		Total Common Stock (Cost $4,568,529,264)	5,608,280,296	98.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
		Commercial Paper: 0.0%
900,000	(4)	Pfizer Inc., 2.480%, 07/23/2019 (Cost $898,556)	898,556	0.0
		Floating Rate Notes: 0.2%
675,000	(4)	Bedford Row Funding, 2.490%, 12/16/2019	674,936	0.0
800,000	(4)	Credit Suisse Group AG, 2.550%, 10/10/2019	800,256	0.0
500,000	(4)	DNB ASA, 2.490%, 12/06/2019	500,017	0.0
700,000	(4)	DNB ASA, 2.510%, 10/10/2019	700,143	0.0
700,000	(4)	HSBC Holdings PLC, 2.540%, 11/08/2019	700,172	0.0
250,000	(4)	HSBC Holdings PLC, 2.540%, 12/27/2019	250,000	0.0
800,000	(4)	Lloyds Bank PLC, 2.530%, 11/13/2019	800,171	0.0
429,000	(4)	Mitsubishi UFJ Financial Group, Inc., 2.480%, 09/09/2019	429,373	0.0
500,000	(4)	Mizuho Financial Group Inc., 2.560%, 11/01/2019	500,068	0.0
700,000	(4)	National Bank Of Canada, 2.510%, 10/10/2019	700,143	0.0
400,000	(4)	Oversea-Chinese Banking Corp., Ltd., 2.530%, 10/07/2019	400,031	0.0
300,000	(4)	Royal Bank Of Canada, 2.510%, 10/11/2019	300,061	0.0
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes (continued)
600,000	(4)	Skandinaviska Enskilda Banken AB, 2.510%, 11/13/2019	$600,128	0.0
825,000	(4)	Societe Generale, 2.560%, 12/02/2019	825,206	0.0
400,000	(4)	Sumitomo Mitsui Trust Holdings, Inc., 2.510%, 08/12/2019	400,051	0.0
775,000	(4)	Sumitomo Mitsui Trust Holdings, Inc., 2.510%, 10/15/2019	774,999	0.1
300,000	(4)	Sumitomo Mitsui Trust Holdings, Inc., 2.520%, 10/22/2019	299,994	0.0
300,000	(4)	The Sumitomo Mitsui Financial Group, 2.530%, 10/10/2019	300,033	0.0
989,000	(4)	Svenska Handelsbanken AB, 2.510%, 10/08/2019	989,209	0.0
475,000	(4)	Toronto-Dominion Bank, 2.500%, 12/23/2019	475,025	0.0
800,000	(4)	Toronto-Dominion Bank, 2.510%, 10/09/2019	800,167	0.1
			12,220,183	0.2
		Repurchase Agreements: 1.3%
20,645,822	(4)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $20,650,064, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $21,058,739, due 07/02/19-01/20/63)	20,645,822	0.3
8,172,728	(4)	HSBC Securities USA, Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $8,174,407, collateralized by various U.S. Government Securities, 0.000%-4.375%, Market Value plus accrued interest $8,336,183, due 08/15/20-11/15/46)	8,172,728	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Large Cap Growth Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
20,645,822	(4)	Morgan Stanley, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $20,650,098, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%-7.500%, Market Value plus accrued interest $21,058,738, due 04/01/26-06/20/49)	$20,645,822	0.4
20,645,822	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/28/19, 2.51%, due 07/01/19 (Repurchase Amount $20,650,081, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $21,058,739, due 07/18/19-09/09/49)	20,645,822	0.4
4,025,860	(4)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/19, 2.70%, due 07/01/19 (Repurchase Amount $4,026,753, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,106,917, due 07/01/19-09/09/49)	4,025,860	0.1
			74,136,054	1.3
		Certificates of Deposit: 0.0%
625,000	(4)	Mitsubishi UFJ Financial Group, Inc., 2.400%, 09/12/2019	625,071	0.0
800,000	(4)	The Norinchukin Bank, 2.550%, 07/08/2019	800,033	0.0
			1,425,104	0.0
Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Mutual Funds: 1.2%
67,770,000	(5)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260% (Cost $67,770,000)	$67,770,000	1.2
		Total Short-Term Investments (Cost $156,449,897)	156,449,897	2.7
		Total Investments in Securities (Cost $4,724,979,161)	$5,764,730,193	101.1
		Liabilities in Excess of Other Assets	(61,774,315)	(1.1)
		Net Assets	$5,702,955,878	100.0
“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

ADR American Depositary Receipt
(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
The grouping contains non-income producing securities.

(4)
Represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Large Cap Growth Portfolio	as of June 30, 2019 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock*	$5,608,280,296	$—	$—	$5,608,280,296
Short-Term Investments	67,770,000	88,679,897	—	156,449,897
Total Investments, at fair value	$5,676,050,296	$88,679,897	$—	$5,764,730,193

^
See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $4,726,589,913.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,065,423,960
Gross Unrealized Depreciation	(27,283,732)
Net Unrealized Appreciation	$1,038,140,228
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Portfolio	as of June 30, 2019 (Unaudited)

Sector Diversification as of June 30, 2019 (as a percentage of net assets)

Financials	23.0%
Health Care	13.4%
Consumer Staples	9.5%
Energy	8.9%
Industrials	8.9%
Communication Services	7.6%
Utilities	6.2%
Information Technology	6.0%
Consumer Discretionary	5.4%
Real Estate	4.5%
Materials	4.0%
Communications**	0.0%
Assets in Excess of Other Liabilities*	2.6%
Net Assets	100.0%
* Includes short-term investments.
** Amount is less than 0.05%.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.4%
		Communication Services: 7.6%
961,947		AT&T, Inc.	$32,234,844	2.9
432,323		Comcast Corp. - Class A	18,278,616	1.7
233,064		Walt Disney Co.	32,545,057	3.0
			83,058,517	7.6
		Consumer Discretionary: 5.4%
124,106	(1)	Hasbro, Inc.	13,115,522	1.2
125,682		McDonald’s Corp.	26,099,124	2.4
96,670	(1)	Ralph Lauren Corp.	10,980,745	1.0
117,803		Other Securities	8,192,021	0.8
			58,387,412	5.4
		Consumer Staples: 9.5%
327,342		Coca-Cola Co.	16,668,254	1.5
323,328		Mondelez International, Inc.	17,427,379	1.6
220,688		Philip Morris International, Inc.	17,330,629	1.6
262,741		Procter & Gamble Co.	28,809,551	2.6
216,019		Walmart, Inc.	23,867,939	2.2
			104,103,752	9.5
		Energy: 8.9%
224,794		ConocoPhillips	13,712,434	1.3
120,653		EOG Resources, Inc.	11,240,034	1.0
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy (continued)
456,469		Exxon Mobil Corp.	$34,979,219	3.2
195,925		Royal Dutch Shell PLC - Class A ADR	12,748,840	1.2
204,553		Valero Energy Corp.	17,511,782	1.6
68,972		Other Securities	7,116,531	0.6
			97,308,840	8.9
		Financials: 23.0%
1,001,989		Bank of America Corp.	29,057,681	2.7
199,227		Discover Financial Services	15,458,023	1.4
84,603		Goldman Sachs Group, Inc.	17,309,774	1.6
344,496		Hartford Financial Services Group, Inc.	19,195,317	1.8
215,365		Intercontinental Exchange, Inc.	18,508,468	1.7
464,083		JPMorgan Chase & Co.	51,884,479	4.7
72,267		M&T Bank Corp.	12,290,449	1.1
184,851		Progressive Corp.	14,775,140	1.3
74,387		Reinsurance Group of America, Inc.	11,606,604	1.1
327,599		US Bancorp	17,166,188	1.6
275,576	(1)	Zions Bancorp NA	12,670,984	1.2
441,837		Other Securities	31,168,980	2.8
			251,092,087	23.0
		Health Care: 13.4%
54,038		Becton Dickinson & Co.	13,618,116	1.2
214,321		Gilead Sciences, Inc.	14,479,527	1.3
258,278		Johnson & Johnson	35,972,960	3.3
187,005		Medtronic PLC	18,212,417	1.7
133,066		Novartis AG ADR	12,150,257	1.1
695,626		Pfizer, Inc.	30,134,518	2.8
111,791		Zimmer Biomet Holdings, Inc.	13,162,272	1.2
138,293	(2)	Other Securities	8,581,081	0.8
			146,311,148	13.4
		Industrials: 8.9%
213,789		Emerson Electric Co.	14,264,002	1.3
114,440		Honeywell International, Inc.	19,980,080	1.8
101,784		Norfolk Southern Corp.	20,288,605	1.9
44,827		Roper Technologies, Inc.	16,418,337	1.5
162,775		Other Securities	26,029,364	2.4
			96,980,388	8.9
		Information Technology: 6.0%
61,682		Broadcom, Inc.	17,755,780	1.7
81,478		Microsoft Corp.	10,914,793	1.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology (continued)
79,457		Motorola Solutions, Inc.	$13,247,866	1.2
266,231	(2)	Other Securities	22,963,230	2.1
			64,881,669	6.0
		Materials: 4.0%
90,940		Air Products & Chemicals, Inc.	20,586,088	1.9
274,111	(1)	BHP Group Ltd. ADR	15,928,590	1.5
62,070		Other Securities	6,691,146	0.6
			43,205,824	4.0
		Real Estate: 4.5%
125,554		Camden Property Trust	13,106,582	1.2
105,849		Crown Castle International Corp.	13,797,417	1.2
109,952		Mid-America Apartment Communities, Inc.	12,947,948	1.2
233,093		Other Securities	9,626,741	0.9
			49,478,688	4.5
		Utilities: 6.2%
182,051		Ameren Corp.	13,673,851	1.2
176,424		Entergy Corp.	18,159,322	1.7
332,534		Exelon Corp.	15,941,680	1.5
96,262		NextEra Energy, Inc.	19,720,233	1.8
440,822	(2)(3)	Other Securities	—	—
			67,495,086	6.2
		Total Common Stock (Cost $970,825,851)	1,062,303,411	97.4
OTHER(4): —%
		Communications: —%
32,517	(5)(6)	Tribune Co. (Escrow)	—	—
		Energy: —%
1,685,000	(5)(6)	Samson Investment Co. (Escrow)	—	—
		Total Other (Cost $30,842)	—	—

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: —%
Financial: —%
1,216,000	(3)(7)	Other Securities	—	—
		Total Corporate Bonds/Notes (Cost $787,908)	—	—
		Total Long-Term Investments (Cost $971,644,601)	1,062,303,411	97.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.3%
		Floating Rate Notes: 0.1%
250,000	(8)	HSBC Holdings PLC, 2.540%, 12/27/2019	$250,000	0.0
250,000	(8)	Societe Generale, 2.560%, 12/02/2019	250,063	0.1
			500,063	0.1
		Repurchase Agreements: 2.7%
7,018,785	(8)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $7,020,227, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $7,159,161, due 06/01/46-07/01/49)	7,018,785	0.6
7,018,785	(8)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $7,020,245, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 10.000%, Market Value plus accrued interest $7,159,161, due 06/30/19-05/20/69)	7,018,785	0.6
7,018,785	(8)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $7,020,227, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 9.500%, Market Value plus accrued interest $7,159,161, due 07/02/19-01/20/63)	7,018,785	0.7

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
7,018,785	(8)	Jefferies LLC, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $7,020,239, collateralized by various U.S. Government Agency Obligations, 0.000%- 2.650%, Market Value plus accrued interest $7,159,194, due 07/05/19-08/16/23)	$7,018,785	0.6
1,578,490	(8)	TD Securities (USA) LLC, Repurchase Agreement dated 06/28/19, 2.49%, due 07/01/19 (Repurchase Amount $1,578,813, collateralized by various U.S. Government Securities, 2.000%-2.125%, Market Value plus accrued interest $1,610,061, due 10/31/22-05/31/26)	1,578,490	0.2
			29,653,630	2.7

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.5%
5,634,000	(9)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260% (Cost $5,634,000)	5,634,000	0.5
		Total Short-Term Investments (Cost $35,787,693)	35,787,693	3.3

Shares	Value	Percentage of Net Assets
Total Investments in Securities (Cost $1,007,432,294)	$1,098,091,104	100.7
Liabilities in Excess of Other Assets	(7,773,588)	(0.7)
Net Assets	$1,090,317,516	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Security, or a portion of the security, is on loan.

(2)
The grouping contains non-income producing securities.

(3)
The grouping contains Level 3 securities.

(4)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.

(5)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(6)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2019, the Portfolio held restricted securities with a fair value of  $— or 0.0% of net assets. Please refer to the table below for additional details.

(7)
The grouping contains securities in default.

(8)
Represents securities purchased with cash collateral received for securities on loan.

(9)
Rate shown is the 7-day yield as of June 30, 2019.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$83,058,517	$—	$—	$83,058,517
Consumer Discretionary	58,387,412	—	—	58,387,412
Consumer Staples	104,103,752	—	—	104,103,752
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Large Cap Value Portfolio	as of June 30, 2019 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Energy	97,308,840	—	—	97,308,840
Financials	251,092,087	—	—	251,092,087
Health Care	146,311,148	—	—	146,311,148
Industrials	96,980,388	—	—	96,980,388
Information Technology	64,881,669	—	—	64,881,669
Materials	43,205,824	—	—	43,205,824
Real Estate	49,478,688	—	—	49,478,688
Utilities	67,495,086	—	—	67,495,086
Total Common Stock	1,062,303,411	—	—	1,062,303,411
Corporate Bonds/Notes	—	—	—	—
Other	—	—	—	—
Short-Term Investments	5,634,000	30,153,693	—	35,787,693
Total Investments, at fair value	$1,067,937,411	$30,153,693	$—	$1,098,091,104

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At June 30, 2019, Voya Large Cap Value Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Samson Investment Co. (Escrow)	6/28/2017	$30,842	$—
Tribune Co. (Escrow)	8/16/2015	—	—
		$30,842	$—
At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $1,008,697,860.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$105,992,440
Gross Unrealized Depreciation	(16,596,545)
Net Unrealized Appreciation	$89,395,895
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2019 (Unaudited)

Investment Type Allocation as of June 30, 2019 (as a percentage of net assets)

Corporate Bonds/Notes	44.3%
U.S. Treasury Obligations	22.5%
Asset-Backed Securities	18.2%
Commercial Mortgage-Backed Securities	9.3%
Collateralized Mortgage Obligations	5.0%
Supranational Bonds	0.1%
U.S. Government Agency Obligations**	0.0%
Purchased Options**	0.0%
Assets in Excess of Other Liabilities*	0.6%
Net Assets	100.0%
* Includes short-term investments.
** Amount is less than 0.05%.
Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 44.3%
		Basic Materials: 1.0%
600,000	(1)	Anglo American Capital PLC, 4.125%, 04/15/2021	$613,946	0.2
365,000	(1)(2)	Dow Chemical Co/The, 3.150%, 05/15/2024	372,339	0.2
350,000	(1)	Georgia-Pacific LLC, 5.400%, 11/01/2020	364,049	0.1
1,260,000	(3)	Other Securities	1,268,503	0.5
			2,618,837	1.0
		Communications: 2.5%
1,560,000		AT&T, Inc., 2.800%, 02/17/2021	1,570,121	0.6
360,000	(1)	Fox Corp., 4.030%, 01/25/2024	382,996	0.1
680,000	(1)	Sky Ltd., 2.625%, 09/16/2019	680,104	0.2
185,000	(1)	Sky Ltd., 3.125%, 11/26/2022	189,707	0.1
3,845,000		Other Securities	3,898,331	1.5
			6,721,259	2.5
		Consumer, Cyclical: 3.5%
400,000	(1)	BMW US Capital LLC, 3.400%, 08/13/2021	407,719	0.2
540,000	(1)	Daimler Finance North America LLC, 2.300%, 01/06/2020	539,288	0.2
460,000	(1)	Daimler Finance North America LLC, 3.400%, 02/22/2022	469,338	0.2
530,000	(1)	Nissan Motor Acceptance Corp., 2.150%, 09/28/2020	527,171	0.2
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical (continued)
330,000	(1)	Toyota Industries Corp., 3.110%, 03/12/2022	$335,873	0.1
1,426,000		Walmart, Inc., 2.850%-3.125%, 06/23/ 2020-06/23/2021	1,446,597	0.5
5,293,710		Other Securities	5,410,153	2.1
			9,136,139	3.5
		Consumer, Non-cyclical: 6.4%
1,030,000		Anthem, Inc., 2.500%, 11/21/2020	1,032,184	0.4
520,000	(1)	BAT International Finance PLC, 2.750%, 06/15/2020	521,283	0.2
990,000		Becton Dickinson and Co., 2.404%, 06/05/2020	989,374	0.4
690,000	(1)(2)	Bristol-Myers Squibb Co., 2.600%, 05/16/2022	700,206	0.3
970,000		Cardinal Health, Inc., 2.616%, 06/15/2022	975,315	0.4
765,000	(1)	Cigna Corp., 3.200%, 09/17/2020	772,043	0.3
1,970,000		CVS Health Corp., 3.350%, 03/09/2021	1,997,320	0.7
900,000		General Mills, Inc., 3.150%, 12/15/2021	915,176	0.3
560,000	(1)	Imperial Brands Finance PLC, 2.950%, 07/21/2020	561,598	0.2
150,000	(1)	Mylan, Inc., 3.125%, 01/15/2023	145,822	0.0
330,000	(1)	Takeda Pharmaceutical Co. Ltd., 4.000%, 11/26/2021	341,031	0.1
8,008,000	(3)	Other Securities	8,083,028	3.1
			17,034,380	6.4
		Energy: 2.8%
210,000	(1)	BG Energy Capital PLC, 4.000%, 10/15/2021	217,069	0.1
880,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 5.875%, 03/01/2022	943,978	0.3
1,320,000		Enterprise Products Operating LLC, 2.800%-5.200%, 09/01/2020-04/15/2021	1,339,416	0.5
470,000	(1)	Schlumberger Finance Canada Ltd, 2.200%, 11/20/2020	469,623	0.2
380,000	(1)	Schlumberger Holdings Corp., 3.000%, 12/21/2020	383,160	0.1
4,060,000		Other Securities	4,139,743	1.6
			7,492,989	2.8
		Financial: 17.0%
340,000	(1)	ABN AMRO Bank NV, 2.450%, 06/04/2020	340,291	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
390,000	(1)	ABN AMRO Bank NV, 3.400%, 08/27/2021	$398,347	0.2
1,000,000		American International Group, Inc., 3.300%, 03/01/2021	1,013,588	0.4
1,000,000		American Express Co., 3.375%, 05/17/2021	1,018,946	0.4
420,000	(1)	ANZ New Zealand Int’l Ltd./London, 2.200%, 07/17/2020	419,590	0.2
620,000	(1)	Athene Global Funding, 2.750%, 04/20/2020	621,384	0.2
1,426,000		Bank of America Corp., 2.151%, 11/09/2020	1,421,660	0.5
916,000	(4)	Bank of America Corp., 3.004%, 12/20/2023	932,950	0.4
450,000	(1)	Banque Federative du Credit Mutuel SA, 2.200%, 07/20/2020	449,513	0.2
250,000	(1)	BPCE SA, 2.750%, 01/11/2023	251,683	0.1
1,270,000	(2)	Canadian Imperial Bank of Commerce, 2.700%-3.500%, 02/02/2021-09/13/2023	1,303,323	0.5
1,000,000		Citibank NA, 3.400%, 07/23/2021	1,021,322	0.4
460,000	(1)	Commonwealth Bank of Australia, 2.250%, 03/10/2020	459,911	0.2
950,000		Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/2020	957,541	0.4
355,000	(1)	Danske Bank A/S, 2.000%, 09/08/2021	349,457	0.1
425,000	(1)	Danske Bank A/S, 2.800%, 03/10/2021	425,690	0.2
260,000	(1)	Federation des Caisses Desjardins du Quebec, 2.250%, 10/30/2020	260,063	0.1
445,000	(1)	HSBC Bank PLC, 4.125%, 08/12/2020	453,890	0.2
727,000		HSBC Holdings PLC, 3.400%, 03/08/2021	738,246	0.3
134,000		HSBC USA, Inc., 5.000%, 09/27/2020	137,974	0.0
900,000	(1)	ING Bank NV, 2.700%, 08/17/2020	904,684	0.3
1,480,000	(4)	JPMorgan Chase Bank NA, 2.604%, 02/01/2021	1,481,686	0.6
790,000		JPMorgan Chase & Co., 2.550%-3.200%, 03/01/2021-01/25/2023	798,569	0.3
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
2,853,000		Kreditanstalt fuer Wiederaufbau, 4.000%, 01/27/2020	$2,883,064	1.1
465,000	(1)	Lloyds Bank PLC, 6.500%, 09/14/2020	485,325	0.2
320,000	(1)	Mizuho Financial Group, Inc., 2.632%, 04/12/2021	321,028	0.1
860,000		Morgan Stanley, 2.750%, 05/19/2022	869,262	0.3
1,566,000		Morgan Stanley, 5.500%, 07/28/2021	1,663,391	0.7
330,000	(1)	Nationwide Building Society, 2.350%, 01/21/2020	329,655	0.1
380,000	(1)	Nationwide Financial Services, Inc., 5.375%, 03/25/2021	395,698	0.1
345,000	(1)	Nordea Bank ABP, 4.875%, 05/13/2021	358,048	0.1
540,000	(1)	Protective Life Global Funding, 2.161%, 09/25/2020	539,040	0.2
225,000		Royal Bank of Canada, 3.258%, (US0003M + 0.660%), 10/05/2023	224,736	0.1
1,386,000		Royal Bank of Scotland Group PLC, 6.400%, 10/21/2019	1,402,182	0.5
730,000		Sumitomo Mitsui Banking Corp., 2.514%, 01/17/2020	730,577	0.3
594,000		Sumitomo Mitsui Financial Group, Inc., 2.934%, 03/09/2021	599,470	0.2
913,000	(2)	SunTrust Bank/Atlanta GA, 2.250%, 01/31/2020	912,370	0.3
525,000	(1)	Swiss Re Treasury US Corp., 2.875%, 12/06/2022	531,497	0.2
1,063,000	(1)	UBS AG/London, 2.200%, 06/08/2020	1,062,629	0.4
860,000	(1)	UBS Group Funding Switzerland AG, 2.950%, 09/24/2020	865,749	0.3
340,000		US Bank NA/Cincinnati OH, 2.812%, (US0003M + 0.290%), 05/21/2021	340,313	0.1
1,410,000	(4)	Wells Fargo Bank NA, 3.325%, 07/23/2021	1,423,511	0.5
880,000		Wells Fargo Bank NA, 3.625%, 10/22/2021	904,870	0.4
11,560,000		Other Securities	11,757,448	4.5
			44,760,171	17.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: 2.1%
1,255,000	(2)	Caterpillar Financial Services Corp., 2.850%-3.650%, 02/26/2022-05/17/2024	$1,294,969	0.5
523,000	(1)	Rolls-Royce PLC, 2.375%, 10/14/2020	522,204	0.2
300,000	(1)	Siemens Financieringsmaatschappij NV, 2.200%, 03/16/2020	299,819	0.1
410,000	(1)	SMBC Aviation Capital Finance DAC, 4.125%, 07/15/2023	429,115	0.2
950,000		United Parcel Service, Inc., 2.050%, 04/01/2021	948,508	0.4
1,915,000		Other Securities	1,941,250	0.7
			5,435,865	2.1
		Technology: 3.7%
1,230,000		Applied Materials, Inc., 2.625%, 10/01/2020	1,236,776	0.5
746,000	(1)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	768,512	0.3
1,053,000		Intel Corp., 2.450%, 07/29/2020	1,055,204	0.4
1,500,000		Oracle Corp., 2.625%, 02/15/2023	1,523,042	0.6
5,090,000		Other Securities	5,128,271	1.9
			9,711,805	3.7
		Utilities: 5.3%
1,245,000	(4)	Dominion Energy, Inc., 2.579%-2.715%, 07/01/2020-08/15/2021	1,244,931	0.5
1,125,000		Duke Energy Corp., 1.800%, 09/01/2021	1,113,087	0.4
290,000		Duke Energy Progress LLC, 3.375%, 09/01/2023	302,429	0.1
268,000	(1)	Electricite de France SA, 2.350%, 10/13/2020	268,156	0.1
1,040,000		Sempra Energy, 1.625%-2.400%, 10/07/2019-02/01/2020	1,038,353	0.4
9,812,000	(3)	Other Securities	9,924,008	3.8
			13,890,964	5.3
		Total Corporate Bonds/Notes (Cost $115,509,666)	116,802,409	44.3
COLLATERALIZED MORTGAGE OBLIGATIONS: 5.0%
1,973,151		Fannie Mae REMICS 2006-43-FJ, 2.814%, (US0001M + 0.410%), 06/25/2036	1,974,827	0.7
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,329,257		Fannie Mae REMICS 2007-14 PF, 2.594%, (US0001M + 0.190%), 03/25/2037	$1,315,543	0.5
558,339		Fannie Mae REMICS 2010-123 FL, 2.834%, (US0001M + 0.430%), 11/25/2040	558,750	0.2
2,344,894		Fannie Mae REMICS 2011-51 FM, 3.054%, (US0001M + 0.650%), 06/25/2041	2,367,796	0.9
202,215		Fannie Mae REMICS 2011-96 FN, 2.904%, (US0001M + 0.500%), 10/25/2041	202,876	0.1
239,413	(1)(4)	Flagstar Mortgage Trust 2017-2 A3, 3.500%, 10/25/2047	241,031	0.1
3,028,463		Ginnie Mae Series 2012-H31 FD, 2.807%, (US0001M + 0.340%), 12/20/2062	3,018,211	1.2
866,820		Ginnie Mae Series 2016-H08 FT, 3.187%, (US0001M + 0.720%), 02/20/2066	871,028	0.3
439,780	(1)(4)	Sequoia Mortgage Trust 2014-3 B3, 3.931%, 10/25/2044	458,345	0.2
446,910	(1)(4)	Sequoia Mortgage Trust 2014-4 B3, 3.859%, 11/25/2044	463,272	0.2
671,936	(1)(4)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	691,073	0.2
928,850		Other Securities	938,894	0.4
		Total Collateralized Mortgage Obligations (Cost $13,043,526)	13,101,646	5.0
SUPRANATIONAL BONDS: 0.1%
179,000		Other Securities	178,537	0.1
		Total Supranational Bonds (Cost $178,474)	178,537	0.1
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
		Federal Home Loan Mortgage Corporation: 0.0%
4		4.625%, 07/01/2024	4	0.0
		Uniform Mortgage-Backed Security: 0.0%
74,461		Other Securities	81,254	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Total U.S. Government Agency Obligations (Cost $75,777)	$81,258	0.0
ASSET-BACKED SECURITIES: 18.2%
	Automobile Asset-Backed Securities: 7.3%
600,000	Ally Auto Receivables Trust 2018-3 A4, 3.120%, 07/17/2023	614,792	0.2
350,000	Ally Auto Receivables Trust 2019-1 A2, 2.850%, 03/15/2022	351,255	0.1
200,000	Ally Auto Receivables Trust 2019-1 A4, 3.020%, 04/15/2024	205,560	0.1
750,000	CarMax Auto Owner Trust 2017-1 A4, 2.270%, 09/15/2022	751,858	0.3
750,000	CarMax Auto Owner Trust 2017-3 A4, 2.220%, 11/15/2022	751,806	0.3
1,150,000	Carmax Auto Owner Trust 2019-1 A2A, 3.020%, 07/15/2022	1,155,400	0.4
300,000	GM Financial Automobile Leasing Trust 2018-1 A4, 2.680%, 12/20/2021	301,300	0.1
650,000	GM Financial Automobile Leasing Trust 2018-1 B, 2.870%, 12/20/2021	652,706	0.2
400,000	GM Financial Automobile Leasing Trust 2018-3 A4, 3.300%, 07/20/2022	406,478	0.2
528,741	GM Financial Consumer Automobile Receivables Trust 2019-1 A2, 2.990%, 03/16/2022	530,865	0.2
550,000	GM Financial Consumer Automobile Receivables Trust 2019-2 D, 2.660%, 06/16/2022	552,777	0.2
400,000	Hyundai Auto Receivables Trust 2017-A A4, 2.090%, 04/17/2023	399,897	0.1
950,000	Hyundai Auto Receivables Trust 2017-B A4, 1.960%, 02/15/2023	946,807	0.4
1,100,000	Mercedes-Benz Auto Lease Trust 2019-A A2, 3.010%, 02/16/2021	1,103,255	0.4
400,000	Mercedes-Benz Auto Lease Trust 2019-A A4, 3.250%, 10/15/2024	407,850	0.2
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities (continued)
450,000		Mercedes-Benz Auto Receivables Trust 2018-1 A4, 3.150%, 10/15/2024	$462,847	0.2
650,000		Nissan Auto Receivables 2017-C A4 Owner Trust, 2.280%, 02/15/2024	652,177	0.3
500,000		Nissan Auto Receivables 2018-C A4 Owner Trust, 3.270%, 06/16/2025	519,303	0.2
100,000		Nissan Auto Receivables 2019-A A2A Owner Trust, 2.820%, 01/18/2022	100,470	0.0
428,637	(1)	OSCAR US Funding Trust VI LLC 2017-1A A3, 2.820%, 06/10/2021	428,005	0.2
1,450,000	(1)	OSCAR US Funding Trust VII LLC 2017-2A A3, 2.450%, 12/10/2021	1,450,217	0.5
850,000		Santander Drive Auto Receivables Trust 2019-2 B, 2.790%, 01/16/2024	857,823	0.3
650,000	(1)	Santander Retail Auto Lease Trust 2017-A A4, 2.370%, 01/20/2022	650,064	0.3
100,000	(1)	Santander Retail Auto Lease Trust 2019-A A2, 2.720%, 01/20/2022	100,629	0.0
1,030,038	(1)	Tesla Auto Lease Trust 2018-B A, 3.710%, 08/20/2021	1,045,663	0.4
509,000		Toyota Auto Receivables 2017-B Owner Trust A4, 2.050%, 09/15/2022	508,536	0.2
650,000		Toyota Auto Receivables 2017-C A4 Owner Trust, 1.980%, 12/15/2022	649,076	0.2
2,750,000		Other Securities	2,802,746	1.1
			19,360,162	7.3
		Credit Card Asset-Backed Securities: 1.4%
650,000		American Express Credit Account Master Trust 2017-1 B, 2.100%, 09/15/2022	648,808	0.3
1,550,000	(1)	Evergreen Credit Card Trust Series 2018-1 A, 2.950%, 03/15/2023	1,573,389	0.6
1,400,000		Other Securities	1,394,779	0.5
			3,616,976	1.4
		Home Equity Asset-Backed Securities: 0.0%
7,961		Other Securities	7,952	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: 9.5%
840,000	(1)	Apidos Clo XXV 2016-25A A1R, 3.762%, (US0003M + 1.170%), 10/20/2031	$838,653	0.3
700,000	(1)	ARES XLVI CLO Ltd. 2017-46A A2, 3.827%, (US0003M + 1.230%), 01/15/2030	682,807	0.3
250,000	(1)	Babson CLO Ltd. 2017-1A A2, 3.951%, (US0003M + 1.350%), 07/18/2029	246,288	0.1
250,000	(1)	Bain Capital Credit CLO 2017-1A A2, 3.942%, (US0003M + 1.350%), 07/20/2030	249,995	0.1
580,000	(1)	Benefit Street Partners CLO II Ltd. 2013-IIA A1R, 3.847%, (US0003M + 1.250%), 07/15/2029	580,005	0.2
1,650,000	(1)	Benefit Street Partners CLO X Ltd. 2016-10A A1, 4.087%, (US0003M + 1.490%), 01/15/2029	1,650,043	0.6
250,000	(1)	Carbone CLO Ltd 2017-1A A1, 3.732%, (US0003M + 1.140%), 01/20/2031	248,755	0.1
500,000	(1)	Carlyle Global Market Strategies CLO 2014-2RA A1 Ltd., 3.568%, (US0003M + 1.050%), 05/15/2031	496,717	0.2
620,000	(1)	Cedar Funding VIII Clo Ltd. 2017-8A A1, 3.838%, (US0003M + 1.250%), 10/17/2030	619,990	0.2
750,000	(1)	CIFC Funding 2013-2A A1LR, 3.811%, (US0003M + 1.210%), 10/18/2030	748,288	0.3
600,000	(1)	CIFC Funding 2017-4 A1, 3.831%, (US0003M + 1.250%), 10/24/2030	600,000	0.2
600,000	(1)	CIFC Funding 2018-4A A1 Ltd., 3.738%, (US0003M + 1.150%), 10/17/2031	596,407	0.2
600,000	(1)	Clear Creek CLO Ltd. 2015-1A AR, 3.792%, (US0003M + 1.200%), 10/20/2030	599,450	0.2
250,000	(1)	Deer Creek Clo Ltd. 2017-1A A, 3.772%, (US0003M + 1.180%), 10/20/2030	249,883	0.1
680,000	(1)	Dewolf Park Clo Ltd. 2017-1A A, 3.807%, (US0003M + 1.210%), 10/15/2030	679,990	0.3
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
250,000	(1)	Dryden 55 CLO Ltd. 2018-55A A1, 3.617%, (US0003M + 1.020%), 04/15/2031	$248,635	0.1
1,120,000	(1)	Dryden Senior Loan Fund 2017-47A A2, 3.947%, (US0003M + 1.350%), 04/15/2028	1,114,038	0.4
480,000	(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 3.718%, (US0003M + 1.200%), 08/15/2030	480,085	0.2
300,000	(1)	Eaton Vance Clo 2015-1A A2R Ltd., 3.842%, (US0003M + 1.250%), 01/20/2030	292,910	0.1
750,000	(1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 3.801%, (US0003M + 1.220%), 07/24/2030	749,861	0.3
500,000	(1)	Galaxy XV CLO Ltd. 2013-15A AR, 3.797%, (US0003M + 1.200%), 10/15/2030	497,514	0.2
300,000	(1)	Goldentree Loan Management US Clo 2 Ltd. 2017-2A A, 3.742%, (US0003M + 1.150%), 11/28/2030	299,709	0.1
447,314	(1)	JGWPT XXXIII LLC 2014-3A A, 3.500%, 06/15/2077	466,648	0.2
600,000	(1)	LCM 26A A2 Ltd., 3.842%, (US0003M + 1.250%), 01/20/2031	592,960	0.2
480,000	(1)	LoanCore 2019-CRE2 A Issuer Ltd., 3.524%, (US0001M + 1.130%), 05/09/2036	481,201	0.2
400,000	(1)	Octagon Investment Partners 33 Ltd. 2017-1A A1, 3.782%, (US0003M + 1.190%), 01/20/2031	399,419	0.2
500,000	(1)	Octagon Investment Partners Ltd. 2017-1A A2, 3.947%, (US0003M + 1.350%), 07/15/2029	497,197	0.2
500,000	(1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 3.972%, (US0003M + 1.375%), 07/15/2029	490,862	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
400,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 3.942%, (US0003M + 1.350%), 07/19/2030	$392,143	0.1
750,000	(1)	OHA Loan Funding Ltd. 2015-1A AR, 3.928%, (US0003M + 1.410%), 08/15/2029	752,156	0.3
500,000	(1)	Palmer Square CLO 2013-2A AARR Ltd., 3.788%, (US0003M + 1.200%), 10/17/2031	498,156	0.2
700,000	(1)	Palmer Square CLO 2015-2A A1AR Ltd., 3.862%, (US0003M + 1.270%), 07/20/2030	699,997	0.3
275,000	(1)	Palmer Square CLO 2015-2A A1BR Ltd., 3.942%, (US0003M + 1.350%), 07/20/2030	273,479	0.1
748,280	(1)	SoFi Consumer Loan Program 2019-2 A Trust, 3.010%, 04/25/2028	753,977	0.3
650,000	(1)	SoFi Consumer Loan Program 2019-3 A Trust, 2.900%, 05/25/2028	653,531	0.2
400,000	(1)	TCI-Flatiron Clo 2017-1A A Ltd., 3.725%, (US0003M + 1.200%), 11/18/2030	399,480	0.1
500,000	(1)	TCI-Symphony CLO 2017-1A A Ltd., 3.827%, (US0003M + 1.230%), 07/15/2030	498,657	0.2
600,000	(1)	THL Credit Wind River 2013-2A AR CLO Ltd., 3.831%, (US0003M + 1.230%), 10/18/2030	597,009	0.3
570,000	(1)	THL Credit Wind River 2017-2A A CLO Ltd., 3.822%, (US0003M + 1.230%), 07/20/2030	567,966	0.2
600,000	(1)	THL Credit Wind River 2018-2 A A2Clo Ltd., 4.047%, (US0003M + 1.450%), 07/15/2030	592,680	0.2
800,000	(1)	Trafigura Securitisation Finance PLC 2018-1A A2, 3.730%, 03/15/2022	816,927	0.3
250,000	(1)	Venture 34 CLO Ltd. 2018-34A A, 3.827%, (US0003M + 1.230%), 10/15/2031	248,524	0.1
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
450,000	(1)	Volvo Financial Equipment LLC Series 2017-1A A4, 2.210%, 11/15/2021	$449,789	0.2
1,000,000		Other Securities	1,012,641	0.4
			24,905,422	9.5
		Total Asset-Backed Securities (Cost $47,700,406)	47,890,512	18.2
U.S. TREASURY OBLIGATIONS: 22.5%
		U.S. Treasury Notes: 22.5%
27,370,000		1.500%, 07/15/2020	27,246,514	10.3
26,722,000		1.750%, 06/15/2022	26,752,793	10.1
23,000		2.000%, 05/31/2024	23,261	0.0
1,976,000		2.125%, 05/31/2021	1,989,083	0.8
3,338,000		2.250%, 04/30/2021	3,365,643	1.3
		Total U.S. Treasury Obligations (Cost $59,212,142)	59,377,294	22.5
COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.3%
6,898,468	(4)(5)	BANK 2017-BNK5 XA, 1.229%, 06/15/2060	416,033	0.1
749,037	(4)	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9 C, 5.055%, 09/11/2042	750,490	0.3
937,474	(1)(4)	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 D, 5.919%, 04/12/2038	962,102	0.3
700,000	(1)	CHC Commercial Mortgage Trust 2019 - CHC A, 3.520%, (US0001M + 1.120%), 06/15/2034	700,000	0.3
200,000	(4)	Citigroup Commercial Mortgage Trust 2013-GC17 C, 5.262%, 11/10/2046	215,063	0.1
753,123		Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 AM, 5.648%, 10/15/2048	782,607	0.3
85,932		COMM 2012-LC4 A4, 3.288%, 12/10/2044	87,689	0.0
1,150,000		COMM 2013-LC6 B Mortgage Trust, 3.739%, 01/10/2046	1,188,217	0.5
1,690,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 B, 3.624%, (US0001M + 1.230%), 05/15/2036	1,695,305	0.6

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
780,000	(1)(4)	DBUBS 2011-LC1A E, 5.885%, 11/10/2046	$810,364	0.3
175,673	(1)(4)	GCCFC Commercial Mortgage Trust 2004-GG1 F, 6.608%, 06/10/2036	175,498	0.1
213,016	(4)	Ginnie Mae 2011-53 B, 4.397%, 05/16/2051	220,831	0.1
728,934		Ginnie Mae 2014-168 DA, 2.400%, 06/16/2046	725,339	0.3
218,834		Ginnie Mae 2014-54 AC, 2.874%, 02/16/2049	221,492	0.1
722,722		Ginnie Mae 2015-183 AC, 2.350%, 07/16/2056	714,708	0.3
146,015	(4)	Ginnie Mae 2015-21 AF, 2.077%, 07/16/2048	143,517	0.1
379,296		Ginnie Mae 2015-81 AC, 2.400%, 01/16/2056	375,214	0.1
448,200		Ginnie Mae 2016-110 AB, 2.000%, 05/16/2049	434,947	0.2
198,219		Ginnie Mae 2016-86 AB, 2.500%, 09/16/2056	198,821	0.1
614,621		Ginnie Mae 2017-51 AB, 2.350%, 04/16/2057	608,054	0.2
247,801		Ginnie Mae 2017-69 AB, 2.350%, 05/16/2053	247,049	0.1
375,839		Ginnie Mae 2017-70 A, 2.500%, 10/16/2057	374,272	0.1
895,107		Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	885,869	0.3
868,753		Ginnie Mae 2017-89 A, 2.500%, 08/16/2057	867,547	0.3
530,000	(1)	GS Mortgage Securities Corp. Trust 2017-GPTX B, 3.104%, 05/10/2034	529,372	0.2
680,000	(1)(4)	GS Mortgage Securities Trust 2011-GC3 D, 5.825%, 03/10/2044	710,144	0.3
760,000	(1)(4)	GS Mortgage Securities Trust 2012-GC6 C, 5.840%, 01/10/2045	804,355	0.3
2,710,000	(1)(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 B, 5.554%, 08/15/2046	2,850,443	1.1
910,000	(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 B, 3.674%, 12/15/2047	935,452	0.3
21,590		JPMBB Commercial Mortgage Securities Trust 2 2014-C19 A2, 3.046%, 04/15/2047	21,566	0.0
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
560,031		Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 A3, 3.669%, 02/15/2047	$569,861	0.2
1,210,000	(1)(4)	Morgan Stanley Capital I Trust 2011-C1 D, 5.554%, 09/15/2047	1,259,345	0.5
960,000	(1)(4)	Morgan Stanley Capital I Trust 2014-CPT E, 3.560%, 07/13/2029	967,919	0.4
620,000	(1)	Morgan Stanley Capital I, Inc. 2019-BPR A, 3.794%, (US0001M + 1.400%), 05/15/2036	620,974	0.2
850,000	(1)	TPG Real Estate Finance 2018-FL-1 D Issuer LTD., 5.094%, (US0001M + 2.700%), 02/15/2035	852,134	0.3
750,000		Other Securities	752,086	0.3
		Total Commercial Mortgage-Backed Securities (Cost $24,757,207)	24,674,679	9.3

	Value	Percentage of Net Assets
PURCHASED OPTIONS(6): 0.0%
Total Purchased Options (Cost $13,183)	4,432	0.0
Total Long-Term Investments (Cost $260,490,381)	262,110,767	99.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS:2.2%
		Repurchase Agreements: 1.0%
507,340	(7)	Bank of Nova Scotia, Repurchase Agreement dated 06/28/19, 2.48%, due 07/01/19 (Repurchase Amount $507,443, collateralized by various U.S. Government Securities, 0.000%-3.000%, Market Value plus accrued interest $517,594, due 07/05/19-09/09/49)	507,340	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
1,000,000	(7)	Morgan Stanley, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $1,000,207, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%- 7.500%, Market Value plus accrued interest $1,020,000, due 04/01/26-06/20/49)	$1,000,000	0.4
1,000,000	(7)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/28/19, 2.51%, due 07/01/19 (Repurchase Amount $1,000,206, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.000%, Market Value plus accrued interest $1,020,000, due 07/18/19-09/09/49)	1,000,000	0.4
			2,507,340	1.0
Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.2%
3,194,000	(8)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260% (Cost $3,194,000)	3,194,000	1.2
		Total Short-Term Investments (Cost $5,701,340)	5,701,340	2.2

Shares	Value	Percentage of Net Assets
Total Investments in Securities (Cost $266,191,721)	$267,812,107	101.6
Liabilities in Excess of Other Assets	(4,135,234)	(1.6)
Net Assets	$263,676,873	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Security, or a portion of the security, is on loan.

(3)
The grouping contains securities on loan.

(4)
Variable rate security. Rate shown is the rate in effect as of June 30, 2019.

(5)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(6)
The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(7)
Represents securities purchased with cash collateral received for securities on loan.

(8)
Rate shown is the 7-day yield as of June 30, 2019.

Reference Rate Abbreviations:
H15T1Y
U.S. Treasury 1-Year Constant Maturity

US0001M
1-month LIBOR

US0003M
3-month LIBOR

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Purchased Options	$—	$4,432	$—	$4,432
Corporate Bonds/Notes	—	116,802,409	—	116,802,409
Collateralized Mortgage Obligations	—	13,101,646	—	13,101,646
U.S. Government Agency Obligations	—	81,258	—	81,258
U.S. Treasury Obligations	—	59,377,294	—	59,377,294
Supranational Bonds	—	178,537	—	178,537
Asset-Backed Securities	—	47,890,512	—	47,890,512
Commercial Mortgage-Backed Securities	—	24,674,679	—	24,674,679
Short-Term Investments	3,194,000	2,507,340	—	5,701,340
Total Investments, at fair value	$3,194,000	$264,618,107	$—	$267,812,107
Other Financial Instruments+
Futures	392,760	—	—	392,760
Total Assets	$3,586,760	$264,618,107	$—	$268,204,867
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(20,992)	$—	$(20,992)
Futures	(223,108)	—	—	(223,108)
Total Liabilities	$(223,108)	$(20,992)	$—	$(244,100)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2019, the following futures contracts were outstanding for Voya Limited Maturity Bond Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	346	09/30/19	$74,452,172	$392,760
			$74,452,172	$392,760
Short Contracts:
U.S. Treasury 10-Year Note	(16)	09/19/19	(2,047,500)	(44,158)
U.S. Treasury 5-Year Note	(104)	09/30/19	(12,288,250)	(178,950)
			$(14,335,750)	$(223,108)
Currency Abbreviations
USD – United States Dollar
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Limited Maturity Bond Portfolio	as of June 30, 2019 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Investments in securities at value*	$4,432
Interest rate contracts	Net Assets — Unrealized appreciation**	392,760
Total Asset Derivatives		$397,192
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation**	$223,108
Credit contracts	Net Assets — Unrealized depreciation***	20,992
Total Liability Derivatives		$244,100

*
Includes purchased options.

**
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

***
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table within the Portfolio of Investments. Only current days variation margin receivable/payable is included on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit contracts	$—	$5,812	$5,812
Interest rate contracts	119,045	—	119,045
Total	$119,045	$5,812	$124,857
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Futures	Swaps	Total
Credit contracts	$—	$—	$(20,992)	$(20,992)
Interest rate contracts	(8,751)	(31,719)	—	(40,470)
Total	$(8,751)	$(31,719)	$(20,992)	$(61,462)

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and in net change in unrealized appreciation (depreciation) on investments.

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $266,052,655.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,390,280
Gross Unrealized Depreciation	(632,764)
Net Unrealized Appreciation	$1,757,516
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2019 (Unaudited)

Sector Diversification as of June 30, 2019 (as a percentage of net assets)

Information Technology	21.2%
Health Care	14.0%
Financials	13.0%
Consumer Discretionary	10.1%
Communication Services	10.1%
Industrials	9.2%
Consumer Staples	7.2%
Energy	5.0%
Utilities	3.3%
Real Estate	3.0%
Materials	2.8%
Assets in Excess of Other Liabilities*	1.1%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Communication Services: 10.1%
77,372	(1)	Alphabet, Inc. - Class A	$83,778,401	1.3
79,190	(1)	Alphabet, Inc. - Class C	85,597,263	1.3
1,885,742		AT&T, Inc.	63,191,214	1.0
1,170,345		Comcast Corp. - Class A	49,482,187	0.8
620,797	(1)	Facebook, Inc. - Class A	119,813,821	1.9
112,974	(1)	NetFlix, Inc.	41,497,610	0.6
1,068,632		Verizon Communications, Inc.	61,050,946	1.0
451,076		Walt Disney Co.	62,988,253	1.0
1,609,321	(2)(3)	Other Securities	75,768,335	1.2
			643,168,030	10.1
		Consumer Discretionary: 10.1%
106,860	(1)	Amazon.com, Inc.	202,353,302	3.2
284,305		Home Depot, Inc.	59,126,911	0.9
197,296		McDonald’s Corp.	40,970,487	0.7
5,464,421	(2)(3)	Other Securities	340,778,980	5.3
			643,229,680	10.1
		Consumer Staples: 7.2%
992,096		Coca-Cola Co.	50,517,528	0.8
113,638		Costco Wholesale Corp.	30,029,978	0.5
362,219		PepsiCo, Inc.	47,497,777	0.7
402,006		Philip Morris International, Inc.	31,569,531	0.5
648,131		Procter & Gamble Co.	71,067,564	1.1
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples (continued)
361,442		Walmart, Inc.	$39,935,727	0.6
3,145,573	(2)(3)	Other Securities	188,299,606	3.0
			458,917,711	7.2
		Energy: 5.0%
492,213		Chevron Corp.	61,250,986	1.0
1,093,279		Exxon Mobil Corp.	83,777,970	1.3
3,945,363	(2)	Other Securities	173,470,094	2.7
			318,499,050	5.0
		Financials: 13.0%
2,284,861		Bank of America Corp.	66,260,969	1.0
500,712	(1)	Berkshire Hathaway, Inc. - Class B	106,736,777	1.7
597,522		Citigroup, Inc.	41,844,465	0.6
838,215		JPMorgan Chase & Co.	93,712,437	1.5
1,045,171		Wells Fargo & Co.	49,457,492	0.8
6,656,879	(2)(3)	Other Securities	469,926,793	7.4
			827,938,933	13.0
		Health Care: 14.0%
455,850		Abbott Laboratories	38,336,985	0.6
381,989		AbbVie, Inc.	27,778,240	0.4
157,602		Amgen, Inc.	29,042,897	0.4
686,044		Johnson & Johnson	95,552,208	1.5
346,425		Medtronic PLC	33,738,331	0.5
665,266		Merck & Co., Inc.	55,782,554	0.9
1,434,540		Pfizer, Inc.	62,144,273	1.0
103,352		Thermo Fisher Scientific, Inc.	30,352,415	0.5
245,561		UnitedHealth Group, Inc.	59,919,340	0.9
4,350,300	(2)(3)	Other Securities	463,538,495	7.3
			896,185,738	14.0
		Industrials: 9.2%
135,202		Boeing Co.	49,214,880	0.7
188,042		Honeywell International, Inc.	32,830,253	0.5
182,899		Union Pacific Corp.	30,930,050	0.5
6,634,276	(2)(3)	Other Securities	478,499,312	7.5
			591,474,495	9.2
		Information Technology: 21.2%
164,811		Accenture PLC	30,452,128	0.5
126,082	(1)	Adobe, Inc.	37,150,061	0.6
1,129,435		Apple, Inc.	223,537,775	3.5
102,283		Broadcom, Inc.	29,443,184	0.5
1,106,106		Cisco Systems, Inc.	60,537,181	0.9

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology (continued)
1,156,819		Intel Corp.	$55,376,926	0.9
229,101		International Business Machines Corp.	31,593,028	0.5
232,237		Mastercard, Inc. - Class A	61,433,654	1.0
1,980,008		Microsoft Corp.	265,241,872	4.1
626,996		Oracle Corp.	35,719,962	0.6
303,593	(1)	PayPal Holdings, Inc.	34,749,255	0.5
200,652	(1)	Salesforce.com, Inc.	30,444,928	0.5
242,425		Texas Instruments, Inc.	27,820,693	0.4
449,340		Visa, Inc. - Class A	77,982,957	1.2
4,787,607	(2)(3)	Other Securities	354,266,295	5.5
			1,355,749,899	21.2
		Materials: 2.8%
140,246	(1)	Linde Public Ltd.	28,161,397	0.5
2,645,372	(2)(3)	Other Securities	148,483,258	2.3
			176,644,655	2.8
		Real Estate: 3.0%
2,301,787	(2)(3)	Other Securities	192,750,989	3.0
		Utilities: 3.3%
3,081,052	(2)	Other Securities	209,000,255	3.3
		Total Common Stock (Cost $4,116,624,167)	6,313,559,435	98.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.6%
		Floating Rate Notes: 0.5%
1,000,000	(4)	Bank Of America Corp., 2.500%, 11/12/2019	999,900	0.1
400,000	(4)	Bank Of America Corp., 2.510%, 11/08/2019	400,056	0.0
900,000	(4)	Bank Of America Corp., 2.520%, 11/07/2019	900,125	0.0
300,000	(4)	BNP Paribas, 2.510%, 11/14/2019	300,052	0.0
300,000	(4)	Coöperatieve Rabobank U.A., 2.530%, 11/01/2019	300,051	0.0
1,000,000	(4)	Crédit Agricole Group, 2.550%, 11/07/2019	1,000,245	0.0
1,200,000	(4)	DNB ASA, 2.490%, 12/06/2019	1,200,041	0.0
1,200,000	(4)	DNB ASA, 2.530%, 11/04/2019	1,200,160	0.1
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes (continued)
1,100,000	(4)	HSBC Holdings PLC, 2.540%, 11/08/2019	$1,100,270	0.0
1,625,000	(4)	HSBC Holdings PLC, 2.540%, 12/27/2019	1,625,000	0.1
1,000,000	(4)	J.P. Morgan Securities LLC, 2.510%, 11/08/2019	1,000,135	0.0
1,000,000	(4)	Lloyds Bank PLC, 2.530%, 11/08/2019	1,000,209	0.0
1,200,000	(4)	Lloyds Bank PLC, 2.530%, 11/13/2019	1,200,257	0.0
1,100,000	(4)	Mitsubishi UFJ Financial Group, Inc., 2.500%, 11/18/2019	1,100,115	0.0
700,000	(4)	Mitsubishi UFJ Financial Group, Inc., 2.540%, 11/07/2019	700,100	0.0
1,200,000	(4)	Mizuho Financial Group Inc., 2.500%, 11/20/2019	1,200,149	0.1
300,000	(4)	Mizuho Financial Group Inc., 2.520%, 11/25/2019	300,042	0.0
1,100,000	(4)	Mizuho Financial Group Inc., 2.560%, 11/01/2019	1,100,148	0.0
1,100,000	(4)	National Australia Bank Ltd., 2.470%, 11/15/2019	1,100,061	0.0
1,100,000	(4)	National Bank Of Canada, 2.520%, 11/06/2019	1,100,164	0.0
1,000,000	(4)	Natixis S.A., 2.510%, 11/08/2019	1,000,135	0.0
1,000,000	(4)	Oversea-Chinese Banking Corp., Ltd., 2.540%, 11/01/2019	1,000,136	0.0
1,000,000	(4)	Skandinaviska Enskilda Banken AB, 2.510%, 11/08/2019	1,000,209	0.0
800,000	(4)	Skandinaviska Enskilda Banken AB, 2.510%, 11/13/2019	800,171	0.0
1,100,000	(4)	State Street Bank & Trust Co., 2.480%, 11/15/2019	1,100,086	0.0
1,000,000	(4)	Sumitomo Mitsui Trust Holdings, Inc., 2.510%, 09/09/2019	1,000,175	0.0
1,700,000	(4)	Sumitomo Mitsui Trust Holdings, Inc., 2.510%, 10/25/2019	1,699,851	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes (continued)
1,200,000	(4)	The Sumitomo Mitsui Financial Group, 2.550%, 11/05/2019	$1,199,903	0.0
1,200,000	(4)	The Sumitomo Mitsui Financial Group, 2.560%, 11/01/2019	1,199,913	0.0
1,450,000	(4)	Toronto-Dominion Bank, 2.500%, 12/10/2019	1,450,071	0.0
792,000	(4)	Wells Fargo & Co., 2.510%, 12/03/2019	792,106	0.0
1,066,000	(4)	Wells Fargo & Co., 2.530%, 11/04/2019	1,066,260	0.0
			32,136,296	0.5
		Repurchase Agreements: 1.9%
36,425,693	(4)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $36,433,178, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $37,154,207, due 06/01/46-07/01/49)	36,425,693	0.5
36,425,693	(4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $36,433,268, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $37,154,207, due 06/30/19-05/20/69)	36,425,693	0.6
36,425,693	(4)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $36,433,178, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $37,154,208, due 07/02/19-01/20/63)	36,425,693	0.6
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
4,928,504	(4)	Nomura Securities, Repurchase Agreement dated 06/28/19, 2.48%, due 07/01/19 (Repurchase Amount $4,929,509, collateralized by various U.S. Government Securities, 0.000%-3.375%, Market Value plus accrued interest $5,027,076, due 07/18/19-09/09/49)	$4,928,504	0.1
6,550,979	(4)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/19, 2.70%, due 07/01/19 (Repurchase Amount $6,552,433, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $6,682,877, due 07/01/19-09/09/49)	6,550,979	0.1
			120,756,562	1.9
		Certificates of Deposit: 0.0%
1,200,000	(4)	Landesbank Baden-Wurttemberg, 2.530%, 08/12/2019	1,200,244	0.0
1,250,000	(4)	Mitsubishi UFJ Financial Group, Inc., 2.400%, 09/12/2019	1,250,142	0.0
1,100,000	(4)	The Norinchukin Bank, 2.540%, 08/01/2019	1,100,139	0.0
			3,550,525	0.0
Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.2%
74,212,000	(5)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.260% (Cost $74,212,000)	74,212,000	1.2
		Total Short-Term Investments
		(Cost $230,655,383)	230,655,383	3.6

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares	Value	Percentage of Net Assets
Total Investments in Securities (Cost $4,347,279,550)	$6,544,214,818	102.5
Liabilities in Excess of Other Assets	(158,977,527)	(2.5)
Net Assets	$6,385,237,291	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
The grouping contains securities on loan.

(3)
The grouping contains non-income producing securities.

(4)
Represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of June 30, 2019.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock*	$6,313,559,435	$—	$—	$6,313,559,435
Short-Term Investments	74,212,000	156,443,383	—	230,655,383
Total Investments, at fair value	$6,387,771,435	$156,443,383	$—	$6,544,214,818
Other Financial Instruments+
Futures	864,471	—	—	864,471
Total Assets	$6,388,635,906	$156,443,383	$—	$6,545,079,289

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2019, the following futures contracts were outstanding for Voya U.S. Stock Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	477	09/20/19	$70,219,170	$864,471
			$70,219,170	$864,471
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$864,471
Total Asset Derivatives		$864,471

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Stock Index Portfolio	as of June 30, 2019 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$8,225,883
Total	$8,225,883

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$3,413,419
Total	$3,413,419
At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $4,367,067,270.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,330,250,877
Gross Unrealized Depreciation	(152,238,857)
Net Unrealized Appreciation	$2,178,012,020
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Clarion Real Estate Portfolio	as of June 30, 2019 (Unaudited)

REIT Diversification as of June 30, 2019 (as a percentage of net assets)

Specialized REITs	20.1%
Residential REITs	18.7%
Office REITs	12.5%
Retail REITs	11.9%
Health Care REITs	11.9%
Industrial REITs	10.9%
Hotel & Resort REITs	6.4%
Diversified REITs	5.6%
IT Consulting & Other Services	0.8%
Assets in Excess of Other Liabilities*	1.2%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Diversified REITs: 5.6%
83,054		Liberty Property Trust	$4,156,022	1.3
275,474		STORE Capital Corp.	9,142,982	2.7
604,767		Vereit, Inc.	5,448,951	1.6
			18,747,955	5.6
		Health Care REITs: 11.9%
367,241		HCP, Inc.	11,744,367	3.5
375,127		Healthcare Trust of America, Inc.	10,289,734	3.1
50,542		Ventas, Inc.	3,454,546	1.1
172,329		Welltower, Inc.	14,049,983	4.2
			39,538,630	11.9
		Hotel & Resort REITs: 6.4%
447,911		Host Hotels & Resorts, Inc.	8,160,939	2.5
189,842		MGM Growth Properties LLC	5,818,657	1.7
139,156		Pebblebrook Hotel Trust	3,921,416	1.2
40,211		Ryman Hospitality Properties	3,260,710	1.0
			21,161,722	6.4
		Industrial REITs: 10.9%
165,023		Americold Realty Trust	5,350,046	1.6
247,378		Duke Realty Corp.	7,819,618	2.3
241,550		ProLogis, Inc.	19,348,155	5.8
128,201		STAG Industrial, Inc.	3,876,798	1.2
			36,394,617	10.9
		IT Consulting & Other Services: 0.8%
33,600	(1)	InterXion Holding NV	2,556,624	0.8
		Office REITs: 12.5%
57,754		Alexandria Real Estate Equities, Inc.	8,148,512	2.4
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Office REITs (continued)
175,562		Brandywine Realty Trust	$2,514,048	0.8
233,316		Columbia Property Trust, Inc.	4,838,974	1.4
129,801		Cousins Properties, Inc.	4,694,902	1.4
74,768		Douglas Emmett, Inc.	2,978,757	0.9
278,759		Hudson Pacific Properties, Inc.	9,274,312	2.8
234,780		Piedmont Office Realty Trust, Inc.	4,679,165	1.4
72,087		Vornado Realty Trust	4,620,777	1.4
			41,749,447	12.5
		Residential REITs: 18.7%
129,033		American Campus Communities, Inc.	5,956,163	1.8
58,165		AvalonBay Communities, Inc.	11,817,965	3.6
60,473		Camden Property Trust	6,312,777	1.9
218,124		Equity Residential	16,559,974	5.0
137,439		Front Yard Residential Corp.	1,679,505	0.5
384,678		Invitation Homes, Inc.	10,282,443	3.1
52,035		NexPoint Residential Trust, Inc.	2,154,249	0.6
58,155		Sun Communities, Inc.	7,454,889	2.2
			62,217,965	18.7
		Retail REITs: 11.9%
311,811		Brixmor Property Group, Inc.	5,575,181	1.7
119,037		Regency Centers Corp.	7,944,529	2.4
382,768		Retail Properties of America, Inc.	4,501,352	1.3
69,768		Simon Property Group, Inc.	11,146,136	3.3
107,046		Spirit Realty Capital, Inc.	4,566,582	1.4
143,930		Taubman Centers, Inc.	5,876,662	1.8
			39,610,442	11.9
		Specialized REITs: 20.1%
25,375		Crown Castle International Corp.	3,307,631	1.0
368,190		CubeSmart	12,312,274	3.7
67,876		CyrusOne, Inc.	3,917,803	1.2
40,642		Equinix, Inc.	20,495,354	6.1
99,473		Extra Space Storage, Inc.	10,554,085	3.2
102,164		Four Corners Property Trust, Inc.	2,792,142	0.8
91,475	(2)	QTS Realty Trust, Inc.	4,224,316	1.3
417,333		VICI Properties, Inc.	9,198,019	2.8
			66,801,624	20.1
		Total Common Stock (Cost $300,138,412)	328,779,026	98.8

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
VY® Clarion Real Estate Portfolio	as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.0%
		Repurchase Agreements(3): 0.1%
213,945	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/28/19, 2.51%, due 07/01/19 (Repurchase Amount $213,989, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $218,224, due 07/18/19-09/09/49) (Cost $213,945)	$213,945	0.1
Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Mutual Funds: 0.9%
2,975,925	(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.290% (Cost $2,975,925)	$2,975,925	0.9
		Total Short-Term Investments (Cost $3,189,870)	3,189,870	1.0
		Total Investments in Securities (Cost $303,328,282)	$331,968,896	99.8
		Assets in Excess of Other Liabilities	758,277	0.2
		Net Assets	$332,727,173	100.0
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
Represents securities purchased with cash collateral received for securities on loan.

(4)
Rate shown is the 7-day yield as of June 30, 2019.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock*	$328,779,026	$—	$—	$328,779,026
Short-Term Investments	2,975,925	213,945	—	3,189,870
Total Investments, at fair value	$331,754,951	$213,945	$—	$331,968,896

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $307,388,043.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$32,836,862
Gross Unrealized Depreciation	(8,256,010)
Net Unrealized Appreciation	$24,580,852
See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core	SUMMARY PORTFOLIO OF INVESTMENTS
Equity Portfolio	as of June 30, 2019 (Unaudited)

Sector Diversification as of June 30, 2019 (as a percentage of net assets)

Industrials	18.9%
Financials	17.4%
Health Care	14.1%
Information Technology	12.4%
Consumer Discretionary	9.1%
Real Estate	7.0%
Materials	5.8%
Consumer Staples	3.3%
Utilities	3.1%
Energy	2.5%
Communication Services	2.2%
Assets in Excess of Other Liabilities*	4.2%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.8%
		Communication Services: 2.2%
140,669		Cinemark Holdings, Inc.	$5,078,151	0.7
508,647	(1)	Other Securities	11,877,235	1.5
			16,955,386	2.2
		Consumer Discretionary: 9.1%
104,570		Brunswick Corp.	4,798,717	0.6
54,705		LCI Industries	4,923,450	0.7
56,441		Pool Corp.	10,780,231	1.4
2,913,422	(1)(2)	Other Securities	50,023,422	6.4
			70,525,820	9.1
		Consumer Staples: 3.3%
273,720	(3)	Performance Food Group Co.	10,957,012	1.4
447,810	(1)(2)	Other Securities	14,939,884	1.9
			25,896,896	3.3
		Energy: 2.5%
1,821,579	(1)(2)	Other Securities	19,549,026	2.5
		Financials: 17.4%
75,200		Commerce Bancshares, Inc.	4,486,432	0.6
41,824		Cullen/Frost Bankers, Inc.	3,917,236	0.5
369,400		First BanCorp. Puerto Rico	4,078,176	0.5
157,541		First Financial Bancorp.	3,815,643	0.5
162,791		First Hawaiian, Inc.	4,211,403	0.5
86,937		Iberiabank Corp.	6,594,171	0.9
52,189		Kinsale Capital Group, Inc.	4,774,250	0.6
26,577		Morningstar, Inc.	3,844,097	0.5
62,121		RLI Corp.	5,324,391	0.7
87,080	(3)	Western Alliance Bancorp.	3,894,218	0.5
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
86,811		Wintrust Financial Corp.	$6,351,093	0.8
3,490,746	(1)	Other Securities	84,065,493	10.8
			135,356,603	17.4
		Health Care: 14.1%
141,814	(3)	Catalent, Inc.	7,687,737	1.0
99,869		Encompass Health Corp.	6,327,700	0.8
74,400		Ensign Group, Inc.	4,234,848	0.5
20,417	(3)	ICU Medical, Inc.	5,143,246	0.7
41,149	(3)	Medidata Solutions, Inc.	3,724,396	0.5
56,852	(3)	Molina Healthcare, Inc.	8,137,795	1.0
57,478		West Pharmaceutical Services, Inc.	7,193,372	0.9
3,394,905	(1)(2)	Other Securities	67,633,011	8.7
			110,082,105	14.1
		Industrials: 18.9%
116,917	(3)	Advanced Disposal Services, Inc.	3,730,821	0.5
78,098		Applied Industrial Technologies, Inc.	4,805,370	0.6
103,280		Brady Corp.	5,093,770	0.7
80,301		Fortune Brands Home & Security, Inc.	4,587,596	0.6
76,162	(3)	Generac Holdings, Inc.	5,286,404	0.7
136,026		Knight-Swift Transportation Holdings, Inc.	4,467,094	0.6
37,316		Landstar System, Inc.	4,029,755	0.5
61,850		Lincoln Electric Holdings, Inc.	5,091,492	0.6
158,000	(3)	Meritor, Inc.	3,831,500	0.5
44,510		MSA Safety, Inc.	4,690,909	0.6
39,028	(3)	RBC Bearings, Inc.	6,510,261	0.8
151,077		Toro Co.	10,107,051	1.3
270,696	(3)	Willscot Corp.	4,071,268	0.5
3,294,458	(1)(2)	Other Securities	81,158,990	10.4
			147,462,281	18.9
		Information Technology: 12.4%
34,968	(3)	Aspen Technology, Inc.	4,345,823	0.5
34,934		Cabot Microelectronics Corp.	3,845,535	0.5
94,605	(3)	Cornerstone OnDemand, Inc.	5,480,467	0.7
58,380	(3)(4)	Q2 Holdings, Inc.	4,457,897	0.6
42,200	(3)	Tech Data Corp.	4,414,120	0.6
2,762,709	(1)(2)	Other Securities	73,887,853	9.5
			96,431,695	12.4
		Materials: 5.8%
90,740		Aptargroup, Inc.	11,282,611	1.5
28,377		Quaker Chemical Corp.	5,757,126	0.7

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core	SUMMARY PORTFOLIO OF INVESTMENTS
Equity Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials (continued)
1,184,731	(1)(2)	Other Securities	$28,083,346	3.6
			45,123,083	5.8
		Real Estate: 7.0%
134,779		CubeSmart	4,507,010	0.6
276,359	(3)	Cushman & Wakefield PLC	4,941,299	0.6
50,072		EastGroup Properties, Inc.	5,807,350	0.8
120,875		National Retail Properties, Inc.	6,407,584	0.8
226,370		RLJ Lodging Trust	4,015,804	0.5
1,354,165	(1)(2)	Other Securities	29,071,460	3.7
			54,750,507	7.0
		Utilities: 3.1%
85,282		NorthWestern Corp.	6,153,096	0.8
154,439		Portland General Electric Co.	8,365,961	1.1
319,744	(1)(2)	Other Securities	9,270,384	1.2
			23,789,441	3.1
		Total Common Stock (Cost $626,378,378)	745,922,843	95.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.2%
		Repurchase Agreements: 1.1%
1,891,618	(5)	Bank of America Securities Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,892,007, collateralized by various U.S. Government Agency Obligations, 3.298%-4.500%, Market Value plus accrued interest $1,929,450, due 06/01/46-07/01/49)	1,891,618	0.2
1,891,618	(5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $1,892,011, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,929,450, due 06/30/19-05/20/69)	1,891,618	0.3
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
1,891,618	(5)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,892,007, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,929,450, due 07/02/19-01/20/63)	$1,891,618	0.2
1,891,618	(5)	HSBC Securities USA, Repurchase Agreement dated 06/28/19, 2.51%, due 07/01/19 (Repurchase Amount $1,892,008, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $1,929,451, due 07/02/19-01/20/49)	1,891,618	0.3
560,280	(5)	JPMorgan Chase & Co., Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $560,397, collateralized by various U.S. Government Securities, 0.875%-1.750%, Market Value plus accrued interest $571,486, due 07/31/19-06/30/22)	560,280	0.1
			8,126,752	1.1
Shares			Value	Percentage of Net Assets
		Mutual Funds: 3.1%
24,380,606	(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.290% (Cost $24,380,606)	24,380,606	3.1
		Total Short-Term Investments (Cost $32,507,358)	32,507,358	4.2

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core	SUMMARY PORTFOLIO OF INVESTMENTS
Equity Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares	Value	Percentage of Net Assets
Total Investments in Securities (Cost $658,885,736)	$778,430,201	100.0
Assets in Excess of Other Liabilities	366,850	0.0
Net Assets	$778,797,051	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
The grouping contains non-income producing securities.

(2)
The grouping contains securities on loan.

(3)
Non-income producing security.

(4)
Security, or a portion of the security, is on loan.

(5)
Represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of June 30, 2019.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock*	$745,922,843	$—	$—	$745,922,843
Short-Term Investments	24,380,606	8,126,752	—	32,507,358
Total Investments, at fair value	$770,303,449	$8,126,752	$—	$778,430,201
Other Financial Instruments+
Futures	98,546	—	—	98,546
Total Assets	$770,401,995	$8,126,752	$—	$778,528,747

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2019, the following futures contracts were outstanding for VY® JPMorgan Small Cap Core Equity Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	202	09/20/19	$15,827,710	$98,546
			$15,827,710	$98,546
See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core	SUMMARY PORTFOLIO OF INVESTMENTS
Equity Portfolio	as of June 30, 2019 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$98,546
Total Asset Derivatives		$98,546

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$556,245
Total	$556,245

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$486,511
Total	$486,511
At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $662,030,620.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$163,328,201
Gross Unrealized Depreciation	(46,830,074)
Net Unrealized Appreciation	$116,498,127
See Accompanying Notes to Financial Statements

VY® Templeton Global Growth	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2019 (Unaudited)

Geographic Diversification as of June 30, 2019 (as a percentage of net assets)

United States	32.0%
Japan	8.8%
United Kingdom	8.8%
France	8.2%
China	6.0%
Germany	5.9%
South Korea	3.9%
Switzerland	3.8%
Netherlands	3.6%
Singapore	2.8%
Countries between 0.2% – 2.5%^	13.3%
Assets in Excess of Other Liabilities*	2.9%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 10 countries, which each represents 0.2% – 2.5% of net assets.
Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.1%
		Canada: 2.5%
96,682		Wheaton Precious Metals Corp.	$2,338,146	1.8
99,100		Other Securities	939,125	0.7
			3,277,271	2.5
		China: 6.0%
973,000		China Life Insurance Co., Ltd. - H Shares	2,404,929	1.8
157,500		China Mobile Ltd.	1,433,827	1.1
9,681		China Telecom Corp., Ltd. ADR	484,341	0.4
2,532,900		China Telecom Corp., Ltd. - H Shares	1,275,437	0.9
1,335,540	(1)	Other Securities	2,370,574	1.8
			7,969,108	6.0
		Denmark: 1.7%
1,123		AP Moller - Maersk A/S - Class B	1,397,368	1.1
10,075	(1)	Other Securities	852,758	0.6
			2,250,126	1.7
		France: 8.2%
61,866		BNP Paribas	2,932,776	2.2
135,576		Credit Agricole SA	1,617,791	1.2
31,257		Sanofi	2,701,302	2.0
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		France (continued)
110,391		Veolia Environnement	$2,688,065	2.0
24,898		Other Securities	972,262	0.8
			10,912,196	8.2
		Germany: 5.9%
36,701		Bayer AG	2,545,593	1.9
154,231		E.ON AG	1,673,425	1.2
12,782		Merck KGaA	1,335,097	1.0
19,972		Siemens AG	2,377,773	1.8
			7,931,888	5.9
		Hong Kong: 1.7%
196,500		CK Hutchison Holdings Ltd.	1,938,227	1.5
300,700		Other Securities	276,087	0.2
			2,214,314	1.7
		Indonesia: 0.2%
1,312,500		Other Securities	320,647	0.2
		Ireland: 0.4%
104,786		Other Securities	548,201	0.4
		Israel: 0.9%
134,401	(1)	Other Securities	1,240,521	0.9
		Italy: 1.5%
118,583		ENI S.p.A.	1,971,719	1.5
		Japan: 8.8%
68,100		Mitsui Fudosan Co., Ltd.	1,655,115	1.2
217,600		Panasonic Corp.	1,817,647	1.4
40,400		Seven & I Holdings Co., Ltd.	1,368,808	1.0
48,860		Sumitomo Mitsui Financial Group, Inc.	1,731,877	1.3
30,700		Suntory Beverage & Food Ltd.	1,334,897	1.0
76,640		Takeda Pharmaceutical Co., Ltd.	2,726,302	2.0
43,100		Other Securities	1,151,595	0.9
			11,786,241	8.8
		Luxembourg: 1.9%
166,164		SES S.A. - Luxembourg	2,597,995	1.9
		Netherlands: 3.6%
289,086		Aegon NV	1,436,020	1.1
92,159		Royal Dutch Shell PLC - Class B	3,019,757	2.3
3,251		Other Securities	305,497	0.2
			4,761,274	3.6
		Singapore: 2.8%
1,443,900		Singapore Telecommunications Ltd.	3,737,270	2.8

See Accompanying Notes to Financial Statements

VY® Templeton Global Growth	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: 3.9%
50,290		KB Financial Group, Inc.	$1,993,456	1.5
77,612		Samsung Electronics Co., Ltd.	3,160,387	2.4
			5,153,843	3.9
		Spain: 1.0%
162,342		Telefonica S.A.	1,334,988	1.0
		Switzerland: 3.8%
10,912		Roche Holding AG	3,068,322	2.3
123,075		UBS Group AG	1,462,776	1.1
6,645	(1)	Other Securities	573,931	0.4
			5,105,029	3.8
		Thailand: 1.5%
276,600		Bangkok Bank PCL	1,777,728	1.3
42,500		Other Securities	273,150	0.2
			2,050,878	1.5
		United Kingdom: 8.8%
482,898		BP PLC	3,364,249	2.5
273,510		HSBC Holdings PLC (HKD)	2,284,156	1.7
572,200		Kingfisher PLC	1,559,640	1.2
296,590		Standard Chartered PLC	2,690,634	2.0
1,143,441		Vodafone Group PLC	1,874,178	1.4
			11,772,857	8.8
		United States: 32.0%
21,445		Allergan plc	3,590,536	2.7
23,230		AmerisourceBergen Corp.	1,980,590	1.5
67,910		Apache Corp.	1,967,353	1.5
27,060		Capital One Financial Corp.	2,455,424	1.8
28,610		Cardinal Health, Inc.	1,347,531	1.0
53,690		Citigroup, Inc.	3,759,911	2.8
48,527		Comcast Corp. - Class A	2,051,722	1.5
112,041		Coty, Inc - Class A	1,501,349	1.1
28,300		Exxon Mobil Corp.	2,168,629	1.6
39,750		Gilead Sciences, Inc.	2,685,510	2.0
62,534		Kellogg Co.	3,349,946	2.5
96,700		Kroger Co.	2,099,357	1.6
113,300	(2)	Mattel, Inc.	1,270,093	1.0
38,857	(2)	Navistar International Corp.	1,338,624	1.0
46,631		Oracle Corp.	2,656,568	2.0
19,140		United Parcel Service, Inc. - Class B	1,976,588	1.5
44,900		Walgreens Boots Alliance, Inc.	2,454,683	1.8
35,900		Wells Fargo & Co.	1,698,788	1.3
72,284	(1)	Other Securities	2,388,018	1.8
			42,741,220	32.0
		Total Common Stock (Cost $138,633,148)	129,677,586	97.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	U.S. Government Agency Obligations: 1.1%
1,500,000	Federal Home Loan Bank Discount Notes, 2.050%, 07/01/2019 (Cost $1,500,000)	$1,500,000	1.1
Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.3%
319,511	(3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.290% (Cost $319,511)	319,511	0.3
		Total Short-Term Investments (Cost $1,819,511)	1,819,511	1.4
		Total Investments in Securities (Cost $140,452,659)	$131,497,097	98.5
		Assets in Excess of Other Liabilities	1,990,850	1.5
		Net Assets	$133,487,947	100.0
“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
The grouping contains non-income producing securities.

(2)
Non-income producing security.

(3)
Rate shown is the 7-day yield as of June 30, 2019.

Sector Diversification	Percentage of Net Assets
Financials	21.9%
Health Care	18.1
Communication Services	12.9
Energy	10.2
Consumer Staples	9.4
Industrials	8.0
Information Technology	5.0
Utilities	4.1
Consumer Discretionary	3.7
Materials	2.5
Real Estate	1.3
Short-Term Investments	1.4
Assets in Excess of Other Liabilities	1.5
Net Assets	100.0%

See Accompanying Notes to Financial Statements

VY® Templeton Global Growth	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2019 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:(1)
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Common Stock
Canada	$3,277,271	$—	$—	$3,277,271
China	1,697,844	6,271,264	—	7,969,108
Denmark	174,503	2,075,623	—	2,250,126
France	—	10,912,196	—	10,912,196
Germany	—	7,931,888	—	7,931,888
Hong Kong	—	2,214,314	—	2,214,314
Indonesia	—	320,647	—	320,647
Ireland	—	548,201	—	548,201
Israel	1,240,521	—	—	1,240,521
Italy	—	1,971,719	—	1,971,719
Japan	—	11,786,241	—	11,786,241
Luxembourg	2,597,995	—	—	2,597,995
Netherlands	—	4,761,274	—	4,761,274
Singapore	—	3,737,270	—	3,737,270
South Korea	—	5,153,843	—	5,153,843
Spain	—	1,334,988	—	1,334,988
Switzerland	68,357	5,036,672	—	5,105,029
Thailand	—	2,050,878	—	2,050,878
United Kingdom	—	11,772,857	—	11,772,857
United States	42,741,220	—	—	42,741,220
Total Common Stock	51,797,711	77,879,875	—	129,677,586
Short-Term Investments	319,511	1,500,000	—	1,819,511
Total Investments, at fair value	$52,117,222	$79,379,875	$—	$131,497,097
Other Financial Instruments+
Forward Foreign Currency Contracts	—	2	—	2
Total Assets	$52,117,222	$79,379,877	$—	$131,497,099
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(10)	$—	$(10)
Total Liabilities	$—	$(10)	$—	$(10)

(1)
For the period ended June 30, 2019, as a result of the fair value pricing procedures for international equities utilized by the Portfolio (Note 2) certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2019, securities valued at $3,132,691 were transferred from Level 2 to Level 1 within the fair value hierarchy.

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

VY® Templeton Global Growth	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2019 (Unaudited) (continued)

At June 30, 2019, the following forward foreign currency contracts were outstanding for VY® Templeton Global Growth Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY 1,384,958	USD 12,855	Barclays Bank PLC	07/01/19	$(10)
JPY 1,397,043	USD 12,956	Morgan Stanley	07/02/19	2
				$(8)
Currency Abbreviations
JPY – Japanese Yen
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$2
Total Asset Derivatives		$2
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$10
Total Liability Derivatives		$10
The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$11,083
Total	$11,083

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(8)
Total	$(8)
The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2019:
	Barclays Bank PLC	Morgan Stanley	Totals
Assets:
Forward foreign currency contracts	$—	$2	$2
Total Assets	$—	$2	$2
Liabilities:
Forward foreign currency contracts	$10	$—	$10
Total Liabilities	$10	$—	$10
Net OTC derivative instruments by counterparty, at fair value	$(10)	$2	(8)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$(10)	$2	$(8)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

VY® Templeton Global Growth	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2019 (Unaudited) (continued)

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $140,799,001.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$12,656,059
Gross Unrealized Depreciation	(21,957,992)
Net Unrealized Depreciation	$(9,301,933)
See Accompanying Notes to Financial Statements

SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF NEW SUB-ADVISORY CONTRACT
Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), provides that an investment company, such as Voya Investors Trust (“Trust”), on behalf of VY® Franklin Income Portfolio, now known as Voya Balanced Income Portfolio, (the “Portfolio”), a series of the Trust, can enter into a new sub-advisory agreement only if the Board of Trustees of the Trust (“Board”), including a majority of the Board members who have no direct or indirect interest in the sub-advisory agreement, and who are not “interested persons” of the Trust (“Independent Trustees”), approve the new arrangement. At a meeting on January 25, 2019, the Board considered a proposal by management that the Board appoint Voya Investment Management Co. LLC (“Voya IM”) as the sub-adviser to the Portfolio to replace Franklin Advisors, Inc. (“Franklin”) and approve a new sub-advisory agreement with Voya IM under which Voya IM would serve as the sub-adviser to the Portfolio.
In determining whether to approve the New Sub-Advisory Agreement with Voya IM with respect to the Portfolio, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the New Sub-Advisory Agreement should be approved for the Portfolio. The materials provided to the Board to inform its consideration of whether to approve the New Sub-Advisory Agreement included the following: (1) Voya IM’s presentation before the Joint Investment Review Committee at its January 24, 2019 meeting; (2) memoranda and related materials provided to the Board in advance of its January 25, 2019 meeting discussing: (a) Voya Investments, LLC’s, the Portfolio’s investment adviser (“Adviser”), rationale for recommending that Voya IM be appointed as the sub-adviser to the Portfolio, including the Adviser’s view that adding Voya IM was intended to provide the Portfolio with an emphasis on income-producing securities and generation of an above-average yield, a conservative risk-adjusted return profile, and potential for relative outperformance over peers; (b) the actual and hypothetical performance of Voya IM in managing its strategic income opportunities investment strategy and high dividend low volatility investment strategy, including Voya IM’s explanations regarding how such performance was calculated, with the blended performance of such strategies being compared against a relevant benchmark index; and (c) Voya IM’s investment philosophy and the firm’s overall investment process; (3) Fund Analysis and Comparison Tables for the Portfolio that provide information about the projected net expense ratio of the Portfolio reflecting the appointment of Voya IM as the sub-adviser and related changes proposed by management to the Portfolio’s net management fee structure, as compared with a representative group of mutual funds with similar investment programs to the investment program of Voya IM; (4) Voya IM’s responses to inquiries from K&L Gates LLP, counsel to the Independent Trustees; (5) supporting documentation, including a copy of the form of the New Sub-Advisory Agreement; and (6) other information relevant to the Board’s evaluation.
In reviewing the proposed New Sub-Advisory Agreement, the Board considered a number of factors including, but not limited to, the following: (1) the Adviser’s view with respect to the strength and reputation of Voya IM in managing its strategic income opportunities investment strategy and high dividend low volatility investment strategy; (2) the strength and reputation of Voya IM in the investment management industry; (3) the nature and quality of the services to be provided by Voya IM under the New Sub-Advisory Agreement; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies, and resources of Voya IM; (5) the fairness of the compensation under the New Sub-Advisory Agreement in light of the services to be provided by Voya IM; (6) the sub-advisory fee rate payable by the Adviser to Voya IM, including Voya IM’s representation that it does not manage any accounts pursuant to a strategy similar to the strategy proposed for the Portfolio and, therefore, does not charge any such account a lower fee rate than the sub-advisory fee rate proposed for the Portfolio; (7) the potential “fall-out” benefits to Voya IM and its affiliates from Voya IM’s relationship with the Portfolio, including Voya IM’s ability to engage in soft-dollar transactions for the Portfolio; (8) the proposed reductions to the Portfolio’s expense structure; (9) Voya IM’s operations and compliance programs, including the policies and procedures intended to assure compliance with the federal securities laws; (10) the appropriateness of the selection of Voya IM in light of the Portfolio’s investment objective and investor base; and (11) Voya IM’s Code of Ethics, and related procedures for complying with that Code.
The Board also considered the effect of approving the New Sub-Advisory Agreement and related changes to the Portfolio’s expense structure on the profitability of the Adviser and Voya IM with respect to the services provided to the Portfolio. In considering whether economies of scale likely will be realized by Voya IM as the Portfolio grows larger and the extent to which any such economies are reflected in the contractual sub-advisory fee rate schedule, the Board considered that any breakpoints would inure to the benefit of the Adviser, except to the extent that there are corresponding advisory fee rate breakpoints or waivers because the Adviser (and not the Portfolio) would pay the sub-advisory fees to be earned by Voya IM.

SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

After its deliberation, the Board reached the following conclusions: (1) Voya IM should be appointed to serve as the sub-adviser to the Portfolio under the New Sub-Advisory Agreement, replacing Franklin as the sub-adviser to the Portfolio; (2) the nature, extent and quality of services to be provided by Voya IM under the New Sub-Advisory Agreement, the sub-advisory fee rate payable by the Adviser to Voya IM, the anticipated impact of appointing Voya IM as the Portfolio’s sub-adviser on its performance, the effect of approving the New Sub-Advisory Agreement and related changes to the Portfolio’s expense structure on the Adviser’s and Voya IM’s profitability with respect to their services to the Portfolio, and the “fall-out” benefits and economies of scale that may inure to Voya IM in servicing the Portfolio are reasonable in the context of all factors considered by the Board; and (3) Voya IM maintains appropriate compliance programs, with this conclusion based upon, among other matters, a report from the Portfolio’s Chief Compliance Officer concluding that Voya IM’s compliance policies and procedures are reasonably designed to assure compliance with the federal securities laws. Based on these conclusions and other factors, the Board voted to approve the New Sub-Advisory Agreement for the Portfolio. During their deliberations, different Board members may have given different weight to different individual factors and related conclusions.

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
VPSAR-VIT2AISS2          (0619-082619)

Semi-Annual Report

June 30, 2019

Voya Investors Trust
■ VY®	BlackRock Inflation Protected Bond Portfolio
Classes ADV, I and S

Voya Variable Insurance Trust
■ VY®	Goldman Sachs Bond Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-800-283-3427. Your election to receive reports in paper will apply to all the funds in which you invest.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT voyainvestments.com

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, available for filings after March 31, 2019. This report contains a summary portfolio of investments for the Portfolios. The Portfolios’ Form N-Q or Form N-PORT is available on the SEC’s website at www.sec.gov. The Portfolios’ complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, are available: on www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Staying the Course for the Long Term

Dear Shareholder,

The S&P 500® Index turned in an impressive year-to-date (“YTD”) return of 18.54%; despite the trade/tariff impasse and concerns about global economic slowdown, both U.S. and international markets notched positive YTD returns. Bonds also posted solid YTD returns as the U.S. Federal Reserve Board (“Fed”) called time out from its program of interest rate hikes and hinted at the prospect of rate cuts.

May’s sharp sell-off in stocks was swiftly countered by a rally in June that helped drive global equity markets to their best first half-year performance in over two decades — yet another example of the resilience the markets and economy have displayed throughout this expansion, now the longest on record. Our view continues to be that global economic expansion will persist through 2019 and into 2020. Though there has been some softness in recent U.S. economic data, the Fed seems to be cognizant of the risks facing the economy and we believe it will provide the support necessary to prolong the cycle.

The downturn in May, followed quickly by the June rally, reminds us that volatility is an ever-present factor in the financial markets, with a penchant for appearing unannounced. Predicting downturns, with the intention of avoiding losses, is thus a futile endeavor. Seeking to avoid a loss, for example, by pulling back from equities, might expose investors to the risk of missing the next potential period of gain.

Remember that investing is for the long haul, and it’s usually inadvisable to abandon one’s long-term strategy for a short-term opportunity. We believe investors should stay focused on their long-term goals and not try to time market downturns or upturns. Only if those long-term goals change should one consider making changes to the investment strategy, and then only after thorough discussion with an investment advisor.

Voya seeks to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Dina Santoro
President
Voya Family of Funds
July 29, 2019

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice. International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2019

Many investors must have greeted the new year with trepidation. Global equities, in the form of the MSCI World IndexSM (the “Index”), measured in local currencies, including net reinvested dividends, had fallen 7.38% in 2018, after a 13.14% slump in the fourth quarter. Markets were increasingly unnerved by an intensifying economic slowdown outside of the U.S., exacerbating existing concerns about a potential trade war between the U.S. and China. (The Index returned 16.98% for the six-months ended June 30, 2019, measured in U.S. dollars.)

Furthermore, the Federal Open Market Committee (“FOMC”) still seemed intent on raising interest rates, despite no apparent inflationary threat. In December, the FOMC raised rates for the fourth time in 2018, from 2.25% to 2.50%. Chairman Powell signaled two more increases in 2019, instead of a hoped-for pause. Markets now had a potential policy mistake to worry about, in addition to everything else.

Yet the equity investor who found this all too much and sold out near year-end would have missed a rebound as intense as it was unexpected. By the end of June, the Index was up 16.69% in 2019.

Two main factors drove the recovery. Firstly, Powell changed his tune and said repeatedly that the FOMC would be “patient” as the economic data evolved. Secondly, on trade, the view emerged that, as far apart as the U.S. and China were on key issues, both were motivated to find some face-saving “deal”.

On perceived slowing global growth, there was little relief from most of the incoming data.

In continental Europe, the euro zone’s annual growth in gross domestic product (“GDP”) in the first quarter of 2019 was just 1.2%. The European Central Bank (“ECB”) forecast slightly less for 2019 as a whole. In the UK, Prime Minister May’s proposed Brexit deal was repeatedly defeated in parliament and she finally resigned on June 7 with no deal in sight.

In Japan, the economy grew at 2.1% annualized in the first quarter. But it relied on a statistical quirk as imports fell sharply, indicating weakening demand.

China’s GDP grew at 6.6% in 2018 over 2017, the smallest advance in 28 years. The official target for 2019 was lowered to 6.0% from 6.5%. Manufacturing activity was contracting, while retail sales were growing at the slowest pace in 16 years.

In the U.S., after annualized GDP growth at 2.2% in the fourth quarter of 2018, first quarter growth surprised to the upside at 3.1%, although it was flattered by volatile inventory and trade elements. The employment situation remained strong, with the unemployment rate down to 3.6%. But more forward-looking indicators like purchasing managers’ indices were showing signs of weakness.

Notwithstanding the tepid-to-mixed picture painted above, the path of least resistance for the Index still seemed upwards. This all changed in early May when the President tweeted his intention to raise the existing 10% tariff on some $200 billion of imported Chinese goods to 25%. The remaining $325 billion were now in the crosshairs. Trade negotiations with China had evidently broken down. On May 20, he blacklisted Chinese technology giant Huawei from buying hardware and software from U.S. companies, and on the 31st, unexpectedly threatened tariffs on Mexican goods for reasons related to illegal immigration. The Index fell 5.70% in May.

It was central banks to the rescue in June. On June 19, the FOMC left rates unchanged, but markets listened to Powell’s comments and heard him signal a cut in July. The previous day ECB President Draghi promised more stimulus if the economic outlook failed to improve, and on the 20th Bank of Japan governor Kuroda said much the same thing, sending the Index to a new all-time high. Plans for tariffs on Mexican imports had by now been “indefinitely suspended”. Investors were then left to cheer a truce in the U.S./China trade conflict, agreed between the two Presidents on June 29.

In U.S. fixed income markets, the Treasury yield curve mostly fell and flattened over the period. It partially inverted in March, with the yield on the three-month bill greater than the yield on the ten-year note for the first time since 2007. Some commentators believe this portends economic weakness, as it implies declining short-term rates. For the half-year, the Bloomberg Barclays U.S. Aggregate Bond Index returned 6.11%.

U.S. equities, represented by the S&P 500® Index including dividends, rose 18.54%, ending fractionally below the record set on June 20. The forward price-earnings ratio of the S&P 500® Index stood at 16.6, just above the five-year average (16.5), but well above the 10-year average (14.8). Technology was the top performer, soaring 27.13%, led by Microsoft and Apple. Health care, a defensive sector subject to periodic scares over government interference, was the weakest, up 8.07%.

In currencies, the dollar edged up 0.93% against the euro and 0.45% against the pound, but slipped 1.70% against the yen. The dollar was on a rising trend against most currencies, but stalled at the increasingly likely prospect of falling interest rates.

In international markets, the MSCI Japan® Index rose just 5.81% in the half-year, reflecting Japan’s own vulnerability to a trade war and the resilient yen, despite a supportive central bank. The MSCI Europe ex UK® Index added 17.22%. However, this concealed wide differences, with auto companies vulnerable to trade frictions and banks to low interest rates, both lagging, while industrials led the way. The MSCI UK® Index rose 12.98%. As usual, a few heavily weighted constituents influenced the result. Thus, top weight HSBC returned just above 5%, while telecoms giant Vodafone and miner Glencore lost money.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Portfolio’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,600 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2019*	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2019*
VY® BlackRock Inflation Protected Bond Portfolio
Class ADV	$1,000.00	$1,055.90	1.16%	$5.91	$1,000.00	$1,019.04	1.16%	$5.81
Class I	1,000.00	1,059.10	0.56	2.86	1,000.00	1,022.02	0.56	2.81
Class S	1,000.00	1,058.30	0.81	4.13	1,000.00	1,020.78	0.81	4.06
VY® Goldman Sachs Bond Portfolio
	$1,000.00	$1,073.00	0.58%	$2.98	$1,000.00	$1,021.92	0.58%	$2.91

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2019 (UNAUDITED)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® Goldman Sachs Bond Portfolio
ASSETS:
Investments in securities at fair value*	$281,060,198	$172,197,485
Short-term investments at fair value**	167,792	37,122,829
Cash collateral for futures	—	797,032
Cash pledged for centrally cleared swaps (Note 2)	2,220,490	1,255,438
Cash pledged as collateral for OTC derivatives (Note 2)	10,000	90,000
Foreign currencies at value***	604,842	81,209
Receivables:
Investment securities sold	2,752,308	2,003,989
Investment securities sold on a delayed-delivery or when-issued basis	—	4,150,625
Fund shares sold	20,932	1,559,801
Dividends	711	31,556
Interest	1,372,291	1,032,462
Unrealized appreciation on forward foreign currency contracts	64,600	739,306
Upfront payments paid on OTC swap agreements	—	20,853
Unrealized appreciation on OTC swap agreements	1,527,940	—
Variation margin receivable on centrally cleared swaps	—	16,987
Reimbursement due from manager	—	23,674
Other assets	22,268	5,007
Total assets	289,824,372	221,128,253

LIABILITIES:
Payable for investment securities purchased	1,786,812	950,437
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	38,350,234
Payable for fund shares redeemed	52,141	26,254
Payable for foreign cash collateral for futures****	43,171	8,474
Unrealized depreciation on forward foreign currency contracts	483,347	596,353
Upfront payments received on OTC swap agreements	—	910
Unrealized depreciation on OTC swap agreements	—	150,700
Variation margin payable on centrally cleared swaps	25,909	—
Cash received as collateral for OTC derivatives (Note 2)	1,720,000	—
Payable for investment management fees	115,302	73,398
Payable for distribution and shareholder service fees	53,353	—
Payable to trustees under the deferred compensation plan (Note 6)	22,268	5,007
Payable for trustee fees	1,371	892
Payable for cash collateral for futures	9,607	—
Other accrued expenses and liabilities	70,081	263,696
Written options, at fair valueˆ	1,511,899	—
Total liabilities	5,895,261	40,426,355
NET ASSETS	$283,929,111	$180,701,898

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$358,554,055	$173,966,599
Total distributable earnings (loss)	(74,624,944)	6,735,299
NET ASSETS	$283,929,111	$180,701,898

* Cost of investments in securities	$271,343,667	$169,232,549
** Cost of short-term investments	$167,792	$37,111,159
*** Cost of foreign currencies	$601,073	$83,496
**** Cost of payable for foreign cash collateral for futures	$43,171	$8,474
ˆ Premiums received on written options	$1,430,824	$—

See Accompanying Notes to Financial Statements

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® Goldman Sachs Bond Portfolio
Class ADV
Net assets	$45,107,781	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	4,849,764	n/a
Net asset value and redemption price per share	$9.30	n/a

Class I
Net assets	$86,810,676	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	8,998,389	n/a
Net asset value and redemption price per share	$9.65	n/a

Class S
Net assets	$152,010,654	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	15,882,940	n/a
Net asset value and redemption price per share	$9.57	n/a

Portfolio(1)
Net assets	n/a	$180,701,898
Shares authorized	n/a	unlimited
Par value	n/a	$0.001
Shares outstanding	n/a	17,316,221
Net asset value and redemption price per share	n/a	$10.44

(1)	Portfolio does not have a share class designation.

See Accompanying Notes to Financial Statements

6

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2019 (UNAUDITED)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® Goldman Sachs Bond Portfolio

INVESTMENT INCOME:
Dividends	$33,311	$214,149
Interest, net of foreign taxes withheld*	3,686,224	2,942,126
Securities lending income, net	—	1,106
Total investment income	3,719,535	3,157,381

EXPENSES:
Investment management fees	729,128	442,156
Distribution and shareholder service fees:
Class ADV	132,663	—
Class S	190,391	—
Transfer agent fees	208	487
Shareholder reporting expense	7,240	5,792
Professional fees	25,702	40,725
Custody and accounting expense	36,200	159,280
Trustee fees	5,481	3,567
Miscellaneous expense	6,347	6,361
Interest expense	93	—
Total expenses	1,133,453	658,368
Waived and reimbursed fees	(54,363)	(143,082)
Net expenses	1,079,090	515,286
Net investment income	2,640,445	2,642,095

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	532,486	635,721
Forward foreign currency contracts	704,079	69,613
Foreign currency related transactions	(32,588)	1,720
Futures	(223,769)	2,351,558
Swaps	(290,833)	622,694
Written options	(171,794)	—
Net realized gain	517,581	3,681,306
Net change in unrealized appreciation (depreciation) on:
Investments	13,605,029	5,726,261
Forward foreign currency contracts	(421,171)	223,018
Foreign currency related transactions	3,486	9,142
Futures	(254,589)	374,038
Swaps	(803,742)	(85,341)
Written options	(24,703)	—
Sales commitments	—	63,264
Net change in unrealized appreciation (depreciation)	12,104,310	6,310,382
Net realized and unrealized gain	12,621,891	9,991,688
Increase in net assets resulting from operations	$15,262,336	$12,633,783

* Foreign taxes withheld	$135	$309

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS

	VY® BlackRock Inflation Protected Bond Portfolio		VY® Goldman Sachs Bond Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$2,640,445	$7,281,137	$2,642,095	$5,521,745
Net realized gain (loss)	517,581	(2,607,768)	3,681,306	(7,273,128)
Net change in unrealized appreciation (depreciation)	12,104,310	(12,801,084)	6,310,382	(1,982,360)
Increase (decrease) in net assets resulting from operations	15,262,336	(8,127,715)	12,633,783	(3,733,743)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):				(4,674,679)
Class ADV	(619,809)	(773,589)	—	—
Class I	(1,105,751)	(4,466,157)	—	—
Class S	(2,293,755)	(3,312,376)	—	—
Total distributions	(4,019,315)	(8,552,122)	—	(4,674,679)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	51,827,042	58,568,404	21,204,427	48,161,227
Reinvestment of distributions	4,019,315	8,552,121	—	4,674,679
	55,846,357	67,120,525	21,204,427	52,835,906
Cost of shares redeemed	(21,719,346)	(246,003,242)	(47,294,913)	(65,220,660)
Net increase (decrease) in net assets resulting from capital share transactions	34,127,011	(178,882,717)	(26,090,486)	(12,384,754)
Net increase (decrease) in net assets	45,370,032	(195,562,554)	(13,456,703)	(20,793,176)

NET ASSETS:
Beginning of year or period	238,559,079	434,121,633	194,158,601	214,951,777
End of year or period	$283,929,111	$238,559,079	$180,701,898	$194,158,601

See Accompanying Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® BlackRock Inflation Protected Bond Portfolio
Class ADV
06-30-19+	8.93	0.07	•	0.44	0.51	0.14	—	—	0.14	—	9.30	5.59	1.20	1.16	1.16	1.46	45,108	35
12-31-18	9.30	0.14		(0.36)	(0.22)	0.15	—	—	0.15	—	8.93	(2.39)	1.18	1.14	1.14	1.47	44,035	63
12-31-17	9.17	0.09		0.11	0.20	0.07	—	—	0.07	—	9.30	2.16	1.17	1.13	1.13	0.94	49,769	101
12-31-16	8.88	0.05		0.24	0.29	—	—	—	—	—	9.17	3.27	1.21	1.12	1.12	0.53	52,110	73
12-31-15	9.24	(0.05)		(0.22)	(0.27)	0.09	—	0.00 *	0.09	—	8.88	(2.89)	1.30	1.11	1.11	(0.52)	54,750	470
12-31-14	9.15	0.05		0.15	0.20	0.11	—	—	0.11	—	9.24	2.14	1.30	1.11	1.11	0.57	63,936	527
Class I
06-30-19+	9.26	0.11	•	0.45	0.56	0.17	—	—	0.17	—	9.65	5.91	0.60	0.56	0.56	2.43	86,811	35
12-31-18	9.66	0.20	•	(0.37)	(0.17)	0.23	—	—	0.23	—	9.26	(1.75)	0.58	0.54	0.54	2.14	40,731	63
12-31-17	9.55	0.15		0.11	0.26	0.15	—	—	0.15	—	9.66	2.72	0.57	0.53	0.53	1.55	223,463	101
12-31-16	9.19	0.11		0.25	0.36	—	—	—	—	—	9.55	3.92	0.56	0.52	0.52	1.15	311,949	73
12-31-15	9.54	0.01	•	(0.23)	(0.22)	0.08	—	0.05	0.13	—	9.19	(2.35)	0.55	0.51	0.51	0.16	311,110	470
12-31-14	9.42	0.11		0.16	0.27	0.15	—	—	0.15	—	9.54	2.81	0.55	0.51	0.51	1.18	450,442	527
Class S
06-30-19+	9.18	0.08	•	0.47	0.55	0.16	—	—	0.16	—	9.57	5.83	0.85	0.81	0.81	1.80	152,011	35
12-31-18	9.57	0.17		(0.36)	(0.19)	0.20	—	—	0.20	—	9.18	(2.04)	0.83	0.79	0.79	1.83	153,793	63
12-31-17	9.45	0.13		0.10	0.23	0.11	—	—	0.11	—	9.57	2.48	0.82	0.78	0.78	1.29	160,890	101
12-31-16	9.12	0.09		0.24	0.33	—	—	—	—	—	9.45	3.62	0.81	0.77	0.77	0.89	190,284	73
12-31-15	9.48	(0.02)		(0.22)	(0.24)	0.09	—	0.03	0.12	—	9.12	(2.61)	0.80	0.76	0.76	(0.19)	202,274	470
12-31-14	9.37	0.09		0.15	0.24	0.13	—	—	0.13	—	9.48	2.54	0.80	0.76	0.76	0.90	243,300	527
VY® Goldman Sachs Bond Portfolio
06-30-19+	9.73	0.15	•	0.56	0.71	—	—	—	—	—	10.44	7.30	0.74	0.58	0.58	2.99	180,702	234
12-31-18	10.12	0.26	•	(0.43)	(0.17)	0.22	—	—	0.22	—	9.73	(1.65)	0.71	0.58	0.58	2.61	194,159	457
12-31-17	10.06	0.22	•	0.07	0.29	0.23	—	—	0.23	—	10.12	2.93	0.69	0.58	0.58	2.16	214,952	345
12-31-16	10.02	0.20	•	0.08	0.28	0.24	—	—	0.24	—	10.06	2.70	0.66	0.58	0.58	2.00	226,846	490
02-20-15(5)–12-31-15	10.00	0.15	•	(0.13)	0.02	—	—	—	—	—	10.02	0.20	0.61	0.58	0.58	1.77	187,767	507

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

9

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Investors Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Massachusetts business trust on August 3, 1988. Voya Investors Trust currently consists of twenty-three active separate investment series. The one series included in this report is: VY® BlackRock Inflation Protected Bond Portfolio (“BlackRock Inflation Protected Bond”), a diversified series of Voya Investors Trust.

Voya Variable Insurance Trust is registered under the 1940 Act as an open-end management investment company and was organized as a Delaware statutory trust on July 15, 1999. Voya Variable Insurance Trust consists of one active investment series which is included in this report: VY® Goldman Sachs Bond Portfolio (“Goldman Sachs Bond”), a diversified series of Voya Variable Insurance Trust. Effective August 9, 2019, Goldman Sachs Bond will now be known as “VY® BrandywineGLOBAL — Bond Portfolio.”

Voya Investors Trust and Voya Variable Insurance Trust are collectively referred to as the “Trusts.” BlackRock Inflation Protected Bond and Goldman Sachs Bond are each, a “Portfolio” and together, the “Portfolios.” The investment objective of the Portfolios is described in each Portfolio’s Prospectus.

The classes of shares included in this report for BlackRock Inflation Protected Bond are: Adviser (“Class ADV”), Institutional (“Class I”), and Service (“Class S”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable. Goldman Sachs Bond does not have a share class designation.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class, if applicable, of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Boards of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

“Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of the Portfolio’s assets and liabilities. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of their results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Distributions to Shareholders. Net investment income dividends and net capital gain distributions, if any, for Goldman Sachs Bond are declared and paid annually. For BlackRock Inflation Protected Bond, dividends from net investment income, if any, are declared and paid monthly and distributions of net capital gains, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s

International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At June 30, 2019, the maximum amount of loss that BlackRock Inflation Protected Bond and Goldman Sachs Bond would incur if the counterparties to their derivative transactions failed to perform would be $3,213,248 and $739,306, respectively, which represents the gross payments to be received by the Portfolios on OTC purchased options, forward foreign currency contracts, and OTC inflation-linked swaps were they to be unwound as of June 30, 2019. At June 30, 2019, BlackRock Inflation Protected Bond had received $1,720,000 in cash collateral from certain counterparties.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between a Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

At June 30, 2019, BlackRock Inflation Protected Bond and Goldman Sachs Bond had a liability position of $1,893,584 and $727,110, respectively, on open OTC credit default swaps, forward foreign currency contracts and OTC written options with credit related contingent features. If a contingent feature would have been triggered as of

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

June 30, 2019, the Portfolios could have been required to pay this amount in cash to its counterparties. At June 30, 2019, BlackRock Inflation Protected Bond and Goldman Sachs Bond had pledged $10,000 and $90,000, respectively, in cash collateral for their open OTC derivative transactions.

H.  Forward Foreign Currency Contracts. A Portfolio may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented within the Portfolio of Investments.

For the six months ended June 30, 2019, BlackRock Inflation Protected Bond and Goldman Sachs Bond had entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolios use forward foreign currency contracts primarily to protect its non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return.

During the six months ended June 30, 2019, BlackRock Inflation Protected Bond and Goldman Sachs Bond had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below. Please refer to the tables within each respective Portfolio of Investments for open forward foreign currency contracts at June 30, 2019.

	Purchased	Sold
BlackRock Inflation Protected Bond	$89,198,233	$36,762,941
Goldman Sachs Bond	117,300,788	40,297,585

I.  Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when a Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table within the Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

At June 30, 2019, BlackRock Inflation Protected Bond had pledged U.S. Treasury Inflation Indexed Protected Securities with an original par value of $522,000 with the broker as collateral for open futures contracts. The securities have been footnoted as pledged within the Portfolio of Investments.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the six months ended June 30, 2019, BlackRock Inflation Protected Bond and Goldman Sachs Bond had purchased and sold futures contracts on various bonds and notes as part of their duration strategy.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

During the six months ended June 30, 2019, BlackRock Inflation Protected Bond and Goldman Sachs Bond had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables within each respective Portfolio of Investments for open futures contracts at June 30, 2019.

	Purchased	Sold
BlackRock Inflation Protected Bond	$62,702,293	$41,175,517
Goldman Sachs Bond	74,691,587	78,533,544

J.  Options Contracts. The Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that a Portfolio gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that a Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Portfolio pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the six months ended June 30, 2019, BlackRock Inflation Protected Bond had average notional values of $49,354,042 and $37,958,794 on purchased and written exchange-traded futures contracts, respectively, to manage its duration strategy and to generate income options. Please refer to the tables within each respective Portfolio of Investments for open purchased and written options on exchange-traded futures contracts at June 30, 2019.

During the six months ended June 30, 2019, BlackRock Inflation Protected Bond had average notional values of

$100,270,772 and $287,070,627 on purchased and written interest rate swap options (“swaptions”), respectively, to manage its duration strategy and to generate income. Please refer to the tables within the Portfolio of Investments for open purchased and written interest rate swaptions at June 30, 2019.

During the six months ended June 30, 2019, BlackRock Inflation Protected Bond had purchased and written inflation rate caps and floors to gain exposure to interest rates and generate income as disclosed below. Please refer to the tables within the Portfolio of Investments for open purchased and written inflation rate caps and floors at June 30, 2019.

	Purchased	Written
Inflation rate Caps	$23,598,333	$17,058,333
Inflation rate Floors	4,630,000	9,260,000

K.  Swap Agreements. The Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Portfolios may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within the Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Portfolio’s counterparty on the swap agreement becomes the CCP. A Portfolio is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

A Portfolio may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed within the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2019, for which a Portfolio is seller of protection, are disclosed within the Portfolio of Investments for Goldman Sachs Bond. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the six months ended June 30, 2019, Goldman Sachs Bond had bought and sold credit protection on credit default swap indices (“CDX”) and single name issuers (Corporate or Sovereign). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Goldman Sachs Bond used CDX swaps to gain additional exposure within various sectors and to hedge the credit risk associated with various sectors within the credit and commercial mortgage-backed securities market. In addition, Goldman Sachs Bond bought and sold credit protection on single name issuers to reduce or gain its risk exposure to defaults of corporate and/or sovereign issuers.

For the period ended June 30, 2019, Goldman Sachs Bond had an average notional amount of $10,947,598 on credit default swaps to buy protection and an average notional amount of $7,834,176 on credit default swaps to sell protection. Please refer to the tables within the Portfolio of Investments for open credit default swaps to buy and sell protection at June 30, 2019.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2019, BlackRock Inflation Protected Bond and Goldman Sachs Bond had entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps for BlackRock Inflation Protected Bond and Goldman Sachs Bond were $109,056,496 and $101,957,559, respectively.

For the six months ended June 30, 2019, BlackRock Inflation Protected Bond and Goldman Sachs Bond had entered into interest rate swaps in which they pay a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps for BlackRock Inflation Protected Bond and Goldman Sachs Bond were $100,013,388 and $102,365,866, respectively.

The Portfolios enter into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within each respective Portfolio of Investments for open interest rate swaps at June 30, 2019.

At June 30, 2019, BlackRock Inflation Protected Bond and Goldman Sachs Bond had pledged $2,220,490 and $1,255,438, respectively, in cash collateral for open centrally cleared swaps.

Inflation-linked Swap Contracts. In an inflation-linked swap, one party pays a fixed interest rate on a notional amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional amount.

For the six months ended June 30, 2019, BlackRock Inflation Protected Bond had entered into inflation-linked swaps in which they pay a floating rate linked to an inflation index and receive a fixed interest rate (“Long inflation-linked swap”). Average notional amounts on long inflation-linked swaps for BlackRock Inflation Protected Bond were $38,853,406.

For the six months ended June 30, 2018, BlackRock Inflation Protected Bond had entered into inflation-linked swaps in which it pays a fixed interest rate and receives a floating rate linked to an inflation index (“Short inflation-linked swap”). Average notional amount on short inflation linked-bonds was $165,608,399.

BlackRock Inflation Protected Bond used inflation-linked swaps as part of their inflation strategy. Please refer to the tables within the Portfolio of Investments for BlackRock Inflation Protected Bond for open inflation-linked swaps at June 30, 2019.

L.  Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

M.  Securities Lending. Each Portfolio may temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

N.  Sales Commitments. Sales commitments involve commitments to sell fixed income securities where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of sale commitments are not received until the contractual settlement date. During the time a sale commitment is outstanding, except for delayed delivery transactions, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into. There were no open sales commitments held by Goldman Sachs Bond at June 30, 2019.

O.  Structured Products. Goldman Sachs Bond invests in structured products whose principal payments or interest payments are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The terms and conditions of these products may be ‘structured’ by the purchaser (a Portfolio) and the borrower issuing the note. The market value of these products will increase or decrease based on the performance of the underlying asset or reference. A Portfolio records the net change in the market value of the structured product on the accompanying Statements of Operations as a change in unrealized appreciation or depreciation on investments. A Portfolio records a realized gain or loss on the Statements of Operations upon the sale or maturity of the structured product. There were no open structured products held by Goldman Sachs Bond at June 30, 2019.

P.  When-Issued and Delayed-Delivery Transactions. Goldman Sachs Bond may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio is required to hold liquid assets as collateral with the Portfolio’s custodian sufficient to cover the purchase price.

To mitigate counterparty risk, a Portfolio may enter into Master Securities Forward Transaction Agreements (“MSFTA”) with its respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At June 30, 2019, there was no cash collateral pledged or received by the Portfolio for open when-issued or delayed-delivery transactions.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Q.  Indemnifications. In the normal course of business, the Trusts may enter into contracts that provide certain indemnifications. The Trusts’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2019, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$61,126,440	$36,425,511
Goldman Sachs Bond	27,752,622	49,048,675

U.S. government securities not included above were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$62,427,316	$57,455,187
Goldman Sachs Bond	392,422,858	409,661,704

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into investment management agreements (“Management Agreements”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Each Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
BlackRock Inflation Protected Bond(1)	0.55% on the first $200 million; 0.50% on the next $800 million; and
0.40% thereafter
Goldman Sachs Bond	0.50% on the first $750 million; and
0.48% thereafter

(1)	The Investment Adviser has contractually agreed to waive 0.04% of the management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into sub-advisory agreements with each sub-adviser. These sub-advisers provide investment advice for the Portfolios and are paid by the Investment Adviser based on the average daily net assets of each Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each Portfolio’s assets in accordance with that Portfolio’s investment objectives, policies, and limitations.

Portfolio	Sub-Adviser
BlackRock Inflation Protected Bond	BlackRock Financial Management, Inc.
Goldman Sachs Bond	Goldman Sachs Asset Management, L.P.

NOTE 5 — DISTRIBUTION AND SERVICE FEE

Voya Investors Trust has entered into a shareholder service plan (the “Plan”) for the Class S shares of BlackRock Inflation Protected Bond. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares. Under the Plan, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S shares.

Class ADV shares of BlackRock Inflation Protected Bond have a shareholder service and distribution plan. The Portfolio pays the Distributor a shareholder service fee of 0.25% and a distribution fee of 0.35% of the Portfolio’s average daily net assets attributable to Class ADV shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2019, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc., affiliated investment companies or other related/affiliated party owned more than 5% of the following Portfolios:

Entity	Portfolio	Percentage
Voya Institutional Trust Company	BlackRock Inflation Protected Bond	17.32%
Voya Insurance and Annuity Company	BlackRock Inflation Protected Bond	52.07
Voya Solution 2025 Portfolio	Goldman Sachs Bond	26.79
Voya Solution Income Portfolio	Goldman Sachs Bond	19.95

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of a Portfolio, and will not materially affect a Portfolio’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into written expense limitation agreements (“Expense Limitation Agreements”) with the below Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Maximum Operating Expense Limit (as a percentage of net assets)
BlackRock Inflation	Class ADV: 1.23%
Protected Bond	Class I: 0.63%
Class S: 0.88%

Goldman Sachs Bond	0.58%

With the exception of the non-recoupable management fee waiver for BlackRock Inflation Protected Bond, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the

Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2019, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, are as follows:

	June 30,
Portfolio	2020	2021	2022	Total
Goldman Sachs Bond	$149,846	$297,203	$279,047	$726,096

The Expense Limitation Agreements are contractual through May 1, 2020 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective May 17, 2019, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through May 15, 2020. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 17, 2019, the predecessor line of credit was for an aggregate amount of $400,000,000 and paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 17, 2019.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolios did not utilize the line of credit during the six months ended June 30, 2019.

21

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
BlackRock Inflation Protected Bond
Class ADV
6/30/2019	166,070	—	67,761	(316,220)	(82,389)	1,506,155	—	619,809	(2,869,773)	(743,809)
12/31/2018	399,640	—	84,970	(905,095)	(420,485)	3,658,118	—	773,589	(8,190,985)	(3,759,278)
Class I
6/30/2019	4,822,468	—	115,956	(340,256)	4,598,168	45,124,786	—	1,105,751	(3,222,771)	43,007,766
12/31/2018	3,938,283	—	472,040	(23,139,542)	(18,729,219)	37,370,077	—	4,466,156	(216,557,877)	(174,721,644)
Class S
6/30/2019	558,580	—	243,608	(1,668,151)	(865,963)	5,196,101	—	2,293,755	(15,626,802)	(8,136,946)
12/31/2018	1,863,249	—	354,034	(2,274,717)	(57,434)	17,540,209	—	3,312,376	(21,254,380)	(401,795)
Goldman Sachs Bond
6/30/2019	2,107,013	—	—	(4,736,198)	(2,629,185)	21,204,427	—	—	(47,294,913)	(26,090,486)
12/31/2018	4,887,669	—	479,946	(6,668,313)	(1,300,698)	48,161,227	—	4,674,679	(65,220,660)	(12,384,754)

NOTE 10 — SECURITIES LENDING

Under an agreement with BNY, the Portfolios can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of a Portfolio at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to a Portfolio on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

At June 30, 2019, the Portfolios did not have any outstanding securities on loan.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

22

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES (continued)

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	Ordinary Income	Ordinary Income
BlackRock Inflation Protected Bond	$4,019,315	$8,552,122
Goldman Sachs Bond	—	4,674,679

The tax-basis components of distributable earnings as of June 30, 2019 were:

	Undistributed Ordinary	Unrealized Appreciation/	Capital Loss Carryforwards
	Income	(Depreciation)	Amount	Character	Expiration
BlackRock Inflation Protected Bond	$793,761	$7,658,558	$(11,773,950)	Short-term	None
			(71,207,573)	Long-term	None
			$(82,981,523)
Goldman Sachs Bond	6,496,285	4,067,342	$(163,626)	Short-term	None
			(3,657,299)	Long-term	None
			$(3,820,925)

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state (BlackRock Inflation Protected Bond).

As of June 30, 2019, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the earliest tax year that remains subject to examination by these jurisdictions is 2014.

NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENTS

The Portfolios have made a change in accounting principle and adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2017-08 (“ASU 2017-08”), Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium; specifically, requiring the premium to be amortized to the earliest call date. Prior to ASU 2017-08, premiums on callable debt securities were generally amortized to maturity date. ASU 2017-08 is intended to more closely align the amortization period with the expectations incorporated into the market pricing on the underlying security. ASU 2017-08 does not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity date. Upon evaluation, the Portfolios have concluded that the change in accounting principle does not materially impact the financial statement amounts.

Also, in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. As of June 30, 2019, management of the Portfolios are currently assessing the potential impact to financial statement disclosure that may result from adopting this ASU.

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2019, the Portfolios declared net investment income dividends of:

	Per Share Amount	Payable Date	Record Date
BlackRock Inflation Protected Bond
Class ADV	$0.0169	August 1, 2019	July 30, 2019
Class I	$0.0220	August 1, 2019	July 30, 2019
Class S	$0.0198	August 1, 2019	July 30, 2019
Goldman Sachs Bond	$0.1984	July 15, 2019	July 11, 2019

Fund Changes: On May 23, 2019, for Goldman Sachs Bond, the Board approved the sub-adviser replacement of Goldman Sachs Asset Management, L.P. with Brandywine Global Investment Management, LLC, along with a related

23

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 13 — SUBSEQUENT EVENTS (continued)

change to the Portfolio’s name, all effective August 9, 2019. The Portfolio was renamed “VY® BrandywineGLOBAL — Bond Portfolio”.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

24

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED)

Investment Type Allocation
as of June 30, 2019
(as a percentage of net assets)

U.S. Treasury Obligations	51.4%
Corporate Bonds/Notes	26.1%
Sovereign Bonds	8.7%
U.S. Government Agency Obligations	8.6%
Commercial Mortgage-Backed Securities	2.1%
Asset-Backed Securities	1.4%
Purchased Options	0.6%
Assets in Excess of Other Liabilities*	1.1%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 26.1%
		Basic Materials: 0.1%
200,000		Other Securities	$226,103	0.1

		Communications: 1.4%
1,000,000		Alibaba Group Holding Ltd., 3.125%, 11/28/2021	1,015,636	0.4
2,000,000		NBCUniversal Media LLC, 4.375%, 04/01/2021	2,074,184	0.7
845,000		Other Securities	848,318	0.3
			3,938,138	1.4

		Consumer, Cyclical: 0.9%
200,000	(1)	BMW US Capital LLC, 3.450%, 04/12/2023	206,160	0.1
600,000	(1)	Daimler Finance North America LLC, 2.200%, 10/30/2021	594,023	0.2
1,400,000	(1)	Daimler Finance North America LLC, 3.100%, 05/04/2020	1,407,619	0.5
460,000	(1)	Nissan Motor Acceptance Corp., 3.650%, 09/21/2021	471,094	0.1
			2,678,896	0.9

		Consumer, Non-cyclical: 0.6%
1,000,000		UnitedHealth Group, Inc., 2.875%, 12/15/2021	1,014,809	0.3
800,000		Other Securities	827,296	0.3
			1,842,105	0.6

		Energy: 1.1%
1,550,000		BP Capital Markets PLC, 3.561%, 11/01/2021	1,599,856	0.6
995,000	(1)	Schlumberger Finance Canada Ltd, 2.200%, 11/20/2020	994,202	0.3
400,000		Other Securities	428,730	0.2
			3,022,788	1.1
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: 19.4%
1,885,000	(1)	AIA Group Ltd., 2.907%, (US0003M + 0.520%), 09/20/2021	$1,885,057	0.7
595,000	(1)	AIG Global Funding, 2.150%, 07/02/2020	593,394	0.2
1,750,000		American Express Co., 3.700%, 11/05/2021	1,803,149	0.6
585,000	(1)	ANZ New Zealand Int’l Ltd./London, 2.200%, 07/17/2020	584,428	0.2
2,000,000		Bank of America Corp., 2.625%, 10/19/2020	2,007,919	0.7
2,000,000	(2)	Bank of America Corp., 2.738%, 01/23/2022	2,009,030	0.7
400,000		Bank of America Corp., 3.500%, 04/19/2026	419,064	0.2
1,500,000		Bank of Nova Scotia/The, 3.125%, 04/20/2021	1,523,380	0.5
785,000	(1)	Banque Federative du Credit Mutuel SA, 2.200%, 07/20/2020	784,151	0.3
2,665,000		Barclays Bank PLC, 5.125%, 01/08/2020	2,700,479	1.0
1,500,000		BB&T Corp., 2.150%, 02/01/2021	1,497,159	0.5
1,665,000		BNP Paribas SA, 5.000%, 01/15/2021	1,732,651	0.6
1,335,000		Cooperatieve Rabobank UA/NY, 3.125%, 04/26/2021	1,356,257	0.5
1,000,000		Credit Suisse AG/New York NY, 3.000%, 10/29/2021	1,014,794	0.4
2,000,000	(1)	Danske Bank A/S, 1.650%, 09/06/2019	1,996,175	0.7
1,000,000	(1)	DNB Bank ASA, 2.375%, 06/02/2021	1,001,988	0.4
1,880,000		Fifth Third Bank/Cincinnati OH, 2.875%–3.350%, 07/26/2021–10/01/2021	1,915,479	0.7
1,100,000		Goldman Sachs Group, Inc./The, 2.625%, 04/25/2021	1,104,038	0.4
2,610,000		HSBC Holdings PLC, 2.950%, 05/25/2021	2,633,689	0.9
3,685,000		JPMorgan Chase & Co., 2.550%, 10/29/2020	3,694,338	1.3
1,000,000	(2)	JPMorgan Chase Bank NA, 2.604%, 02/01/2021	1,001,139	0.3
1,900,000		JPMorgan Chase & Co., 2.400%–4.500%, 06/07/2021–01/25/2023	1,965,737	0.7
1,250,000		Lloyds Bank PLC, 3.300%, 05/07/2021	1,268,318	0.4
1,135,000		Manufacturers & Traders Trust Co., 2.625%, 01/25/2021	1,140,836	0.4

See Accompanying Notes to Financial Statements

25

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,000,000	(1)	Metropolitan Life Global Funding I, 3.375%, 01/11/2022	$1,027,987	0.4
1,015,000		Mitsubishi UFJ Financial Group, Inc., 2.190%–3.535%, 07/26/2021–09/13/2021	1,015,740	0.4
4,000,000		Morgan Stanley, 2.500%, 04/21/2021	4,008,123	1.4
1,500,000		National Australia Bank Ltd./New York, 2.500%, 01/12/2021	1,505,615	0.5
1,130,000		Santander UK PLC, 2.125%, 11/03/2020	1,124,446	0.4
1,800,000		Sumitomo Mitsui Financial Group, Inc., 2.846%–2.934%, 03/09/2021–01/11/2022	1,818,092	0.6
1,485,000		Svenska Handelsbanken AB, 2.450%–3.350%, 03/30/2021–05/24/2021	1,493,675	0.5
295,000	(1)	UBS AG/London, 2.200%, 06/08/2020	294,897	0.1
1,740,000		Wells Fargo Bank NA, 2.600%, 01/15/2021	1,747,051	0.6
700,000		Wells Fargo Bank NA, 3.625%, 10/22/2021	719,783	0.3
2,595,000		Other Securities	2,627,532	0.9
			55,015,590	19.4

		Industrial: 0.5%
1,500,000		Caterpillar Financial Services Corp., 3.350%, 12/07/2020	1,523,216	0.5

		Technology: 1.4%
1,450,000		IBM Credit LLC, 1.800%–3.450%, 11/30/2020–01/20/2021	1,457,432	0.5
1,000,000		International Business Machines Corp., 2.850%, 05/13/2022	1,016,563	0.4
1,000,000		QUALCOMM, Inc., 3.000%, 05/20/2022	1,019,645	0.4
360,000		Other Securities	358,127	0.1
			3,851,767	1.4

		Utilities: 0.7%
1,280,000		Duke Energy Progress LLC, 2.633%, (US0003M + 0.180%), 09/08/2020	1,279,965	0.4
785,000		Other Securities	805,662	0.3
			2,085,627	0.7

		Total Corporate Bonds/Notes (Cost $73,250,646)	74,184,230	26.1
Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: 1.4%
		Auto Floor Plan Asset-Backed Securities: 0.6%
850,000		Ford Credit Floorplan Master Owner Trust 2017-1 A1, 2.070%, 05/15/2022	$848,889	0.3
750,000		Ford Credit Floorplan Master Owner Trust A 2018-1 A1, 2.950%, 05/15/2023	761,426	0.3
			1,610,315	0.6

		Credit Card Asset-Backed Securities: 0.2%
625,000		Other Securities	621,173	0.2

		Student Loan Asset-Backed Securities: 0.6%
260,000	(1)	Navient Student Loan Trust 2019-BA A2A, 3.390%, 12/15/2059	268,645	0.1
528,097	(1)	SoFi Professional Loan Program 2015-B A1 LLC, 3.454%, (US0001M + 1.050%), 04/25/2035	533,320	0.2
800,000	(1)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	833,362	0.3
			1,635,327	0.6

		Total Asset-Backed Securities (Cost $3,809,066)	3,866,815	1.4

COMMERCIAL MORTGAGE-BACKED SECURITIES: 2.1%
1,000,000		BENCHMARK 2018-B3 A5 Mortgage Trust, 4.025%, 04/10/2051	1,101,917	0.4
1,000,000		CD 2017-CD6 Mortgage Trust A5, 3.456%, 11/13/2050	1,056,825	0.4
775,000		Freddie Mac Multifamily Structured Pass Through Certificates K068 A2, 3.244%, 08/25/2027	821,665	0.3
375,000		Freddie Mac Multifamily Structured Pass Through Certificates K071 A2, 3.286%, 11/25/2027	399,187	0.1
700,000	(1)	GS Mortgage Securities Corp. Trust 2016-RENT A, 3.203%, 02/10/2029	707,899	0.2
1,000,000		GS Mortgage Securities Trust 2017-GS7 A4, 3.430%, 08/10/2050	1,043,515	0.4
700,000		Other Securities	734,683	0.3

		Total Commercial Mortgage-Backed Securities (Cost $5,575,949)	5,865,691	2.1

See Accompanying Notes to Financial Statements

26

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

U.S. TREASURY OBLIGATIONS: 51.4%
		Treasury Inflation Indexed Protected Securities: 51.4%
6,999,012		0.125%, 07/15/2026	$6,954,781	2.4
19,093,265		0.375%, 01/15/2027	19,233,611	6.8
12,781,660		0.375%, 07/15/2027	12,906,220	4.5
7,319,411	(3)	0.500%, 01/15/2028	7,442,405	2.6
8,004,872		0.625%, 01/15/2026	8,200,302	2.9
1,689,495		0.625%, 02/15/2043	1,639,420	0.6
8,169,851		0.750%, 07/15/2028	8,516,594	3.0
4,415,981		0.750%, 02/15/2042	4,437,056	1.6
7,319,741	(3)	0.750%, 02/15/2045	7,251,601	2.6
15,494,639		0.875%, 01/15/2029	16,318,414	5.7
1,730,876		0.875%, 02/15/2047	1,766,151	0.6
4,621,415		1.000%, 02/15/2046	4,849,339	1.7
5,243,678	(3)	1.000%, 02/15/2048	5,523,513	1.9
3,082,194		1.000%, 02/15/2049	3,263,993	1.1
5,937,493		1.375%, 02/15/2044	6,747,259	2.4
2,737,276		1.750%, 01/15/2028	3,070,350	1.1
5,092,221		2.000%, 01/15/2026	5,668,449	2.0
2,117,908		2.125%, 02/15/2040	2,713,852	1.0
2,748,120		2.125%, 02/15/2041	3,543,325	1.2
4,374,340		2.375%, 01/15/2027	5,054,345	1.8
4,213,520		2.500%, 01/15/2029	5,071,590	1.8
1,828,432		3.375%, 04/15/2032	2,507,211	0.9
2,860,887		0.250%–3.875%, 01/15/2025-04/15/2029	3,415,762	1.2

		Total U.S. Treasury Obligations (Cost $140,389,885)	146,095,543	51.4

SOVEREIGN BONDS: 8.7%
EUR 424,565	(1)	French Republic Government Bond OAT, 0.100%, 07/25/2047	552,709	0.2
EUR 705,000	(1)	French Republic Government Bond OAT, 2.000%, 05/25/2048	1,032,634	0.3
EUR 564,529		French Republic Government Bond OAT, 1.850%, 07/25/2027	803,437	0.3
2,500,000		Israel Government AID Bond, 5.500%, 04/26/2024	2,906,679	1.0
EUR 6,687,889	(1)	Italy Buoni Poliennali Del Tesoro, 1.300%, 05/15/2028	7,617,957	2.7
EUR 640,000	(1)	Italy Buoni Poliennali Del Tesoro, 3.450%, 03/01/2048	802,543	0.3
JPY 479,621,750		Japanese Government CPI Linked Bond, 0.100%, 03/10/2028	4,646,119	1.6
NZD 2,055,000		New Zealand Government Inflation Linked Bond, 2.500%, 09/20/2035	1,847,628	0.6
NZD 4,579,000		New Zealand Government Inflation Linked Bond, 3.000%, 09/20/2030	4,162,594	1.5
GBP 815,432		Other Securities	471,172	0.2

		Total Sovereign Bonds (Cost $23,523,457)	24,843,472	8.7
Principal Amount†		Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS(4): 8.6%
	Federal Home Loan Bank: 2.5%
5,255,000	2.875%, 09/13/2024	$5,511,562	1.9
1,515,000	3.250%, 11/16/2028	1,647,772	0.6
		7,159,334	2.5

	Federal Home Loan Mortgage Corporation: 1.0%
2,805,000	2.375%, 01/13/2022	2,844,878	1.0

	Federal National Mortgage Association: 4.3%(4)
4,830,000	1.875%, 09/24/2026	4,781,914	1.7
7,120,000	2.625%, 09/06/2024	7,389,935	2.6
		12,171,849	4.3

	Other U.S. Agency Obligations: 0.8%
2,190,000	2.875%, 12/21/2023	2,283,242	0.8

	Total U.S. Government Agency Obligations (Cost $23,574,019)	24,459,303	8.6

	Value	Percentage of Net Assets

PURCHASED OPTIONS(5): 0.6%
Total Purchased Options
(Cost $1,220,645)	1,745,144	0.6

Total Long-Term Investments
(Cost $271,343,667)	281,060,198	98.9

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 0.1%
		Mutual Funds: 0.1%
167,792	(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.290% (Cost $167,792)	167,792	0.1

		Total Short-Term Investments
		(Cost $167,792)	167,792	0.1

		Total Investments in Securities (Cost $271,511,459)	$281,227,990	99.0
		Assets in Excess of Other Liabilities	2,701,121	1.0
		Net Assets	$283,929,111	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

See Accompanying Notes to Financial Statements

27

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2019.
(3)	All or a portion of this security has been pledged as collateral in connection with open futures contracts. Please refer to Note 2 for additional details.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(6)	Rate shown is the 7-day yield as of June 30, 2019.

EUR	EU Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar

Reference Rate Abbreviations:

US0001M	1-month LIBOR
US0003M	3-month LIBOR

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Purchased Options	$124,436	$1,620,708	$—	$1,745,144
Corporate Bonds/Notes	—	74,184,230	—	74,184,230
Sovereign Bonds	—	24,843,472	—	24,843,472
U.S. Treasury Obligations	—	146,095,543	—	146,095,543
U.S. Government Agency Obligations	—	24,459,303	—	24,459,303
Commercial Mortgage-Backed Securities	—	5,865,691	—	5,865,691
Asset-Backed Securities	—	3,866,815	—	3,866,815
Short-Term Investments	167,792	—	—	167,792
Total Investments, at fair value	$292,228	$280,935,762	$—	$281,227,990
Other Financial Instruments+
Centrally Cleared Swaps	—	1,968,786	—	1,968,786
Forward Foreign Currency Contracts	—	64,600	—	64,600
Futures	801,401	—	—	801,401
OTC Swaps	—	1,527,940	—	1,527,940
Written Options	—	—	—	—
Total Assets	$1,093,629	$284,497,088	$—	$285,590,717
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(4,681,589)	$—	$(4,681,589)
Forward Foreign Currency Contracts	—	(483,347)	—	(483,347)
Futures	(764,167)	—	—	(764,167)
Written Options	(101,662)	(1,410,237)	—	(1,511,899)
Total Liabilities	$(865,829)	$(6,575,173)	$—	$(7,441,002)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2019, the following forward foreign currency contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 5,677,331	NZD 8,725,000	ANZ Bank	07/03/19	$(184,256)
GBP 435,000	USD 551,699	Bank of America N.A.	07/03/19	760
USD 552,607	GBP 435,000	Bank of America N.A.	08/06/19	(801)
USD 4,707,597	JPY 511,391,000	Barclays Bank PLC	07/03/19	(36,009)
USD 51,899	GBP 41,000	Barclays Bank PLC	07/03/19	(172)
GBP 22,382	USD 28,126	Barclays Bank PLC	07/03/19	299
JPY 257,949,000	USD 2,395,737	Barclays Bank PLC	07/03/19	(3,031)

See Accompanying Notes to Financial Statements
28

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 2,401,941	JPY 257,949,000	Barclays Bank PLC	08/06/19	$2,812
CAD 952,301	USD 710,000	Barclays Bank PLC	08/21/19	17,957
GBP 151,511	USD 191,254	BNP Paribas	07/03/19	1,168
USD 15,118	NZD 23,000	BNP Paribas	07/03/19	(334)
CAD 52,000	USD 39,725	BNP Paribas	07/03/19	(16)
EUR 151,534	USD 169,282	BNP Paribas	07/03/19	3,042
USD 39,755	CAD 52,000	BNP Paribas	08/06/19	14
USD 15,494	GBP 12,200	Citibank N.A.	07/03/19	—
USD 36,344	CAD 49,000	Citibank N.A.	07/03/19	(1,074)
USD 33,868	GBP 26,900	Citibank N.A.	07/03/19	(296)
USD 94,734	GBP 74,600	Citibank N.A.	07/03/19	(10)
USD 375,687	GBP 294,400	Citibank N.A.	07/03/19	1,793
USD 710,000	CAD 949,343	Citibank N.A.	08/21/19	(15,695)
GBP 220,000	JPY 30,197,816	Citibank N.A.	09/18/19	(1,344)
EUR 1,137,000	USD 1,288,274	Commonwealth Bank of Australia	07/03/19	4,720
USD 137,662	GBP 108,300	Commonwealth Bank of Australia	07/03/19	119
EUR 250,000	AUD 409,246	Commonwealth Bank of Australia	09/18/19	(1,932)
USD 19,528	NZD 30,000	Deutsche Bank AG	07/03/19	(627)
USD 127,489	EUR 113,300	Goldman Sachs International	07/03/19	(1,355)
USD 1,645,267	EUR 1,455,400	Goldman Sachs International	07/03/19	(9,810)
USD 386,390	JPY 41,674,600	Goldman Sachs International	07/03/19	(179)
USD 1,157	JPY 125,000	Goldman Sachs International	07/03/19	(2)
USD 42,762	EUR 37,700	Goldman Sachs International	07/03/19	(110)
USD 109,859	GBP 86,500	Goldman Sachs International	07/03/19	2
USD 157,233	EUR 140,000	Goldman Sachs International	07/03/19	(1,975)
USD 97,364	EUR 86,300	Goldman Sachs International	07/03/19	(776)
USD 59,544	EUR 52,800	Goldman Sachs International	07/03/19	(500)
USD 87,222	CAD 117,000	Goldman Sachs International	07/03/19	(2,124)
USD 28,333	JPY 3,077,200	Goldman Sachs International	07/03/19	(211)
USD 369,452	AUD 528,600	HSBC Bank PLC	07/03/19	(1,666)
USD 10,564,448	EUR 9,454,000	HSBC Bank PLC	07/03/19	(186,616)
NZD 8,862,000	USD 5,937,108	HSBC Bank PLC	07/03/19	16,518
USD 54,216	AUD 78,900	HSBC Bank PLC	07/03/19	(1,178)
USD 5,941,467	NZD 8,862,000	HSBC Bank PLC	08/06/19	(16,781)
AUD 406,660	EUR 250,000	HSBC Bank PLC	09/18/19	112
USD 132,232	GBP 105,000	JPMorgan Chase Bank N.A.	07/03/19	(1,120)
JPY 258,367,000	USD 2,396,959	Morgan Stanley & Co. International PLC	07/03/19	(375)
USD 2,403,141	JPY 258,367,000	Morgan Stanley & Co. International PLC	08/06/19	124
GBP 55,989	USD 70,138	NatWest Markets	07/03/19	969
USD 25,069	NZD 38,400	NatWest Markets	07/03/19	(729)
CAD 365,914	USD 280,000	NatWest Markets	09/18/19	(176)
USD 29,179	NZD 44,200	Nomura International PLC	07/03/19	(515)
USD 56,089	NZD 85,000	The Bank of New York Mellon	07/03/19	(1,015)
USD 242,451	EUR 216,100	The Commonwealth Bank of Australia	07/03/19	(3,298)
USD 22,084	JPY 2,395,500	The Northern Trust Company	07/03/19	(136)
JPY 33,738,232	USD 311,811	Toronto Dominion Securities	07/03/19	1,141
EUR 10,110,000	USD 11,504,169	UBS AG	07/03/19	(7,103)
USD 11,536,015	EUR 10,110,000	UBS AG	08/06/19	5,813
AUD 500,000	USD 343,801	Westpac Banking Corp.	07/03/19	7,237
				$(418,747)

At June 30, 2019, the following futures contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Short-Term Euro-BTP	49	09/06/19	$6,212,547	$15,090
U.S. Treasury 10-Year Note	40	09/19/19	5,118,750	35,895
U.S. Treasury 2-Year Note	52	09/30/19	11,189,344	53,322
U.S. Treasury 5-Year Note	430	09/30/19	50,807,188	634,463
U.S. Treasury Ultra Long Bond	15	09/19/19	2,663,438	62,631
			$75,991,267	$801,401

See Accompanying Notes to Financial Statements

29

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Euro-Bund	(15)	09/06/19	$(2,946,340)	$(21,611)
Euro-Buxl® 30-year German Government Bond	(8)	09/06/19	(1,845,741)	(55,735)
Japan 10-Year Bond (TSE)	(4)	09/12/19	(5,707,926)	(15,735)
Long Gilt	(10)	09/26/19	(1,654,750)	(163)
Long-Term Euro-BTP	(67)	09/06/19	(10,231,741)	(342,790)
U.S. Treasury Ultra 10-Year Note	(156)	09/19/19	(21,547,500)	(328,133)
			$(43,933,998)	$(764,167)

At June 30, 2019, the following centrally cleared interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.016)%	Annual	02/13/22	EUR	760,000	$6,311	$6,207
Pay	6-month EUR-EURIBOR	Semi-Annual	0.059	Annual	03/16/22	EUR	1,545,000	7,059	6,939
Pay	6-month EUR-EURIBOR	Semi-Annual	0.364	Annual	12/21/22	EUR	840,000	12,850	12,709
Pay	6-month EUR-EURIBOR	Semi-Annual	0.081	Annual	05/26/23	EUR	620,000	1,723	1,689
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.140)	Annual	06/08/23	EUR	1,250,000	2,622	2,568
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.114)	Annual	06/08/23	EUR	390,000	1,037	1,019
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.138)	Annual	06/14/23	EUR	1,920,000	4,005	3,921
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.242)	Annual	06/22/23	EUR	388,614	(154)	(157)
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.240)	Annual	06/22/23	EUR	388,614	(136)	(140)
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.198)	Annual	06/22/23	EUR	1,940,000	1,204	1,162
Pay	6-month EUR-EURIBOR	Semi-Annual	0.878	Annual	08/28/28	EUR	160,000	13,063	12,898
Pay	6-month EUR-EURIBOR	Semi-Annual	0.560	Annual	03/12/29	EUR	350,000	15,914	15,710
Pay	6-month GBP-LIBOR	Semi-Annual	0.818	Semi-Annual	06/07/21	GBP	12,405,000	(6,751)	(7,093)
Pay	6-month GBP-LIBOR	Semi-Annual	0.839	Semi-Annual	06/25/21	GBP	2,200,000	47	(1)
Pay	6-month JPY-LIBOR	Semi-Annual	0.003	Semi-Annual	06/19/24	JPY	620,835,000	33,532	33,296
Pay	3-month USD-LIBOR	Quarterly	3.289	Semi-Annual	10/08/20	USD	2,590,000	37,596	37,555
Pay	3-month USD-LIBOR	Quarterly	2.186	Semi-Annual	05/28/21	USD	1,030,000	7,055	7,038
Pay	3-month USD-LIBOR	Quarterly	2.194	Semi-Annual	05/28/21	USD	1,030,000	7,200	7,183
Pay	3-month USD-LIBOR	Quarterly	2.204	Semi-Annual	05/29/21	USD	1,650,000	11,818	11,791
Pay	3-month USD-LIBOR	Quarterly	1.830	Semi-Annual	06/07/21	USD	2,216,645	487	450
Pay	3-month USD-LIBOR	Quarterly	1.837	Semi-Annual	06/07/21	USD	1,108,339	391	372
Pay	3-month USD-LIBOR	Quarterly	1.842	Semi-Annual	06/07/21	USD	1,130,000	506	487
Pay	3-month USD-LIBOR	Quarterly	1.862	Semi-Annual	06/07/21	USD	1,097,508	898	879
Pay	3-month USD-LIBOR	Quarterly	1.844	Semi-Annual	06/11/21	USD	2,070,000	1,129	1,094
Pay	3-month USD-LIBOR	Quarterly	1.620	Semi-Annual	06/16/21	USD	551,000	162	153
Pay	3-month USD-LIBOR	Quarterly	1.880	Semi-Annual	06/17/21	USD	720,000	963	951
Pay	3-month USD-LIBOR	Quarterly	1.898	Semi-Annual	06/17/21	USD	720,000	1,206	1,194
Pay	3-month USD-LIBOR	Quarterly	1.830	Semi-Annual	06/18/21	USD	725,000	280	267
Pay	3-month USD-LIBOR	Quarterly	1.831	Semi-Annual	06/18/21	USD	725,000	301	288
Pay	3-month USD-LIBOR	Quarterly	1.851	Semi-Annual	06/20/21	USD	1,430,000	1,214	1,190
Pay	3-month USD-LIBOR	Quarterly	1.819	Semi-Annual	06/21/21	USD	1,440,000	310	286
Pay	3-month USD-LIBOR	Quarterly	1.507	Semi-Annual	06/23/21	USD	2,920,000	(2,302)	(2,348)
Pay	3-month USD-LIBOR	Quarterly	1.752	Semi-Annual	06/26/21	USD	730,000	(680)	(693)
Pay	3-month USD-LIBOR	Quarterly	1.718	Semi-Annual	06/27/21	USD	1,450,000	(2,247)	(2,271)
Pay	3-month USD-LIBOR	Quarterly	1.795	Semi-Annual	07/02/21	USD	1,460,000	—	—
Pay	3-month USD-LIBOR	Quarterly	1.971	Semi-Annual	07/02/21	USD	1,445,000	4,947	4,923
Pay	3-month USD-LIBOR	Quarterly	2.014	Semi-Annual	07/02/21	USD	2,885,000	12,278	12,230
Pay	3-month USD-LIBOR	Quarterly	2.025	Semi-Annual	07/02/21	USD	1,445,000	6,475	6,451
Pay	3-month USD-LIBOR	Quarterly	2.082	Semi-Annual	07/02/21	USD	2,890,000	16,176	16,128
Pay	3-month USD-LIBOR	Quarterly	1.830	Semi-Annual	07/05/21	USD	644,441	481	470
Pay	3-month USD-LIBOR	Quarterly	1.842	Semi-Annual	07/05/21	USD	1,450,000	1,423	1,399
Pay	3-month USD-LIBOR	Quarterly	1.863	Semi-Annual	07/05/21	USD	966,657	1,337	1,321
Pay	3-month USD-LIBOR	Quarterly	1.876	Semi-Annual	07/05/21	USD	1,288,902	2,124	2,102
Pay	3-month USD-LIBOR	Quarterly	1.880	Semi-Annual	07/05/21	USD	1,450,000	2,489	2,465
Pay	3-month USD-LIBOR	Quarterly	1.894	Semi-Annual	07/05/21	USD	1,450,000	2,887	2,863
Pay	3-month USD-LIBOR	Quarterly	1.915	Semi-Annual	07/08/21	USD	965,000	2,378	2,362
Pay	3-month USD-LIBOR	Quarterly	2.206	Semi-Annual	08/15/21	USD	1,130,000	10,238	10,219
Pay	3-month USD-LIBOR	Quarterly	2.209	Semi-Annual	08/15/21	USD	1,130,000	10,304	10,285
Pay	3-month USD-LIBOR	Quarterly	2.164	Semi-Annual	08/19/21	USD	1,130,000	9,377	9,358
Pay	3-month USD-LIBOR	Quarterly	2.169	Semi-Annual	08/19/21	USD	1,130,000	9,487	9,468
Pay	3-month USD-LIBOR	Quarterly	2.241	Semi-Annual	08/22/21	USD	1,510,000	14,938	14,913
Pay	3-month USD-LIBOR	Quarterly	2.314	Semi-Annual	11/04/21	USD	920,000	11,431	11,416

See Accompanying Notes to Financial Statements

30

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	2.265%	Semi-Annual	11/05/21	USD	920,000	$10,562	$10,547
Pay	3-month USD-LIBOR	Quarterly	2.271	Semi-Annual	11/05/21	USD	920,000	10,670	10,654
Pay	3-month USD-LIBOR	Quarterly	2.289	Semi-Annual	11/05/21	USD	920,000	10,983	10,968
Pay	3-month USD-LIBOR	Quarterly	2.285	Semi-Annual	11/12/21	USD	460,000	5,492	5,484
Pay	3-month USD-LIBOR	Quarterly	2.293	Semi-Annual	11/12/21	USD	460,000	5,564	5,556
Pay	3-month USD-LIBOR	Quarterly	2.300	Semi-Annual	11/12/21	USD	460,000	5,627	5,619
Pay	3-month USD-LIBOR	Quarterly	2.086	Semi-Annual	11/26/21	USD	455,000	3,728	3,721
Pay	3-month USD-LIBOR	Quarterly	2.087	Semi-Annual	11/26/21	USD	455,000	3,737	3,729
Pay	3-month USD-LIBOR	Quarterly	2.120	Semi-Annual	11/26/21	USD	910,000	8,050	8,035
Pay	3-month USD-LIBOR	Quarterly	2.178	Semi-Annual	11/26/21	USD	740,000	7,389	7,377
Pay	3-month USD-LIBOR	Quarterly	1.585	Semi-Annual	12/24/21	USD	460,000	(599)	(606)
Pay	3-month USD-LIBOR	Quarterly	2.526	Semi-Annual	02/07/22	USD	28,480,000	495,329	517,201
Pay	3-month USD-LIBOR	Quarterly	2.484	Semi-Annual	02/11/22	USD	455,000	7,552	7,545
Pay	3-month USD-LIBOR	Quarterly	2.509	Semi-Annual	02/11/22	USD	455,000	7,773	7,766
Pay	3-month USD-LIBOR	Quarterly	2.498	Semi-Annual	02/24/22	USD	460,000	7,807	7,799
Pay	3-month USD-LIBOR	Quarterly	2.462	Semi-Annual	02/28/22	USD	920,000	15,063	15,048
Pay	3-month USD-LIBOR	Quarterly	2.460	Semi-Annual	03/10/22	USD	695,000	11,379	11,368
Pay	3-month USD-LIBOR	Quarterly	2.431	Semi-Annual	03/23/22	USD	930,000	14,769	14,753
Pay	3-month USD-LIBOR	Quarterly	2.434	Semi-Annual	03/23/22	USD	930,000	14,823	14,807
Pay	3-month USD-LIBOR	Quarterly	2.230	Semi-Annual	03/24/22	USD	1,400,000	16,784	16,761
Pay	3-month USD-LIBOR	Quarterly	2.033	Semi-Annual	03/30/22	USD	4,650,000	38,183	38,106
Pay	3-month USD-LIBOR	Quarterly	2.254	Semi-Annual	04/07/22	USD	950,000	11,895	11,880
Pay	3-month USD-LIBOR	Quarterly	2.210	Semi-Annual	04/15/22	USD	930,000	10,924	10,909
Pay	3-month USD-LIBOR	Quarterly	2.336	Semi-Annual	04/24/22	USD	1,160,000	16,442	16,423
Pay	3-month USD-LIBOR	Quarterly	2.250	Semi-Annual	04/27/22	USD	5,370,000	67,111	67,022
Pay	3-month USD-LIBOR	Quarterly	2.333	Semi-Annual	04/27/22	USD	790,000	11,142	11,129
Pay	3-month USD-LIBOR	Quarterly	2.213	Semi-Annual	04/28/22	USD	745,000	8,771	8,759
Pay	3-month USD-LIBOR	Quarterly	2.244	Semi-Annual	04/28/22	USD	745,000	9,218	9,206
Pay	3-month USD-LIBOR	Quarterly	2.255	Semi-Annual	04/28/22	USD	372,500	4,688	4,682
Pay	3-month USD-LIBOR	Quarterly	2.255	Semi-Annual	04/28/22	USD	372,500	4,692	4,686
Pay	3-month USD-LIBOR	Quarterly	2.266	Semi-Annual	04/28/22	USD	745,000	9,543	9,530
Pay	3-month USD-LIBOR	Quarterly	1.744	Semi-Annual	06/16/22	USD	1,840,000	5,070	5,040
Pay	3-month USD-LIBOR	Quarterly	2.834	Semi-Annual	12/17/22	USD	510,600	11,908	11,899
Pay	3-month USD-LIBOR	Quarterly	2.179	Semi-Annual	03/29/24	USD	1,980,000	38,563	38,528
Pay	3-month USD-LIBOR	Quarterly	3.271	Semi-Annual	10/08/24	USD	790,000	(57,900)	(57,914)
Pay	3-month USD-LIBOR	Quarterly	2.550	Semi-Annual	10/31/24	USD	1,600,000	62,489	62,461
Pay	3-month USD-LIBOR	Quarterly	2.570	Semi-Annual	02/13/25	USD	1,430,000	56,748	56,722
Pay	3-month USD-LIBOR	Quarterly	2.620	Semi-Annual	02/14/25	USD	1,360,000	57,196	57,172
Pay	3-month USD-LIBOR	Quarterly	2.661	Semi-Annual	03/18/29	USD	75,000	4,705	4,704
Pay	3-month USD-LIBOR	Quarterly	2.670	Semi-Annual	03/18/29	USD	75,000	4,766	4,764
Pay	3-month USD-LIBOR	Quarterly	2.600	Semi-Annual	03/26/29	USD	530,000	30,437	30,426
Pay	3-month USD-LIBOR	Quarterly	2.520	Semi-Annual	04/05/29	USD	70,000	3,513	3,512
Pay	3-month USD-LIBOR	Quarterly	2.520	Semi-Annual	04/08/29	USD	80,000	4,015	4,014
Pay	3-month USD-LIBOR	Quarterly	2.520	Semi-Annual	04/26/29	USD	145,000	7,276	7,273
Pay	3-month USD-LIBOR	Quarterly	2.500	Semi-Annual	05/08/29	USD	110,000	5,319	5,317
Pay	3-month USD-LIBOR	Quarterly	2.445	Semi-Annual	05/10/29	USD	200,000	8,674	8,670
Pay	3-month USD-LIBOR	Quarterly	2.064	Semi-Annual	06/18/29	USD	160,000	1,356	1,353
Pay	3-month USD-LIBOR	Quarterly	1.967	Semi-Annual	07/30/29	USD	620,000	(163)	(175)
Pay	3-month USD-LIBOR	Quarterly	2.447	Semi-Annual	05/18/31	USD	210,000	6,710	6,706
Pay	3-month USD-LIBOR	Quarterly	2.102	Semi-Annual	06/22/31	USD	100,000	53	51
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.007)	Annual	02/04/22	EUR	300,000	(2,569)	(2,538)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.420	Annual	12/17/22	EUR	1,420,000	(23,662)	(23,474)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.040	Annual	03/30/23	EUR	1,010,000	(6,978)	(6,895)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.098	Annual	04/12/23	EUR	3,260,000	(26,500)	(26,182)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.050	Annual	04/14/23	EUR	1,390,000	(9,731)	(9,608)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.100	Annual	04/14/23	EUR	1,390,000	(11,337)	(11,204)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.110	Annual	04/21/23	EUR	1,690,000	(14,064)	(13,909)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.140	Annual	06/14/26	EUR	770,000	(4,389)	(4,366)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.085	Annual	06/22/26	EUR	780,000	(1,799)	(1,814)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.040	Annual	03/23/28	EUR	745,000	(72,394)	(71,925)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.128	Annual	08/15/28	EUR	440,000	(556)	(567)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.130	Annual	08/15/28	EUR	440,000	(658)	(669)
Receive	6-month GBP-LIBOR	Semi-Annual	1.520	Semi-Annual	03/19/49	GBP	430,000	(39,369)	(40,369)
Receive	6-month JPY-LIBOR	Semi-Annual	0.170	Semi-Annual	06/19/29	JPY	307,580,000	(43,579)	(43,265)
Receive	6-month JPY-LIBOR	Semi-Annual	0.336	Semi-Annual	02/08/34	JPY	860,000	(206)	(205)
Receive	6-month JPY-LIBOR	Semi-Annual	0.295	Semi-Annual	06/17/39	JPY	5,440,000	(119)	(118)
Receive	6-month JPY-LIBOR	Semi-Annual	0.715	Semi-Annual	03/21/44	JPY	3,980,000	(1,860)	(1,844)
Receive	3-month NZD-BBR-FRA	Quarterly	2.545	Semi-Annual	03/20/29	NZD	2,100,000	(98,185)	(97,114)

See Accompanying Notes to Financial Statements

31

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	3-month NZD-BBR-FRA	Quarterly	2.576%	Semi-Annual	03/20/29	NZD	472,700	$(22,986)	$(22,772)
Receive	3-month NZD-BBR-FRA	Quarterly	2.588	Semi-Annual	03/20/29	NZD	252,300	(12,451)	(12,342)
Receive	3-month NZD-BBR-FRA	Quarterly	2.800	Semi-Annual	03/20/29	NZD	7,315,000	(454,642)	(449,028)
Receive	3-month USD-LIBOR	Quarterly	2.277	Semi-Annual	04/27/21	USD	5,150,000	(33,637)	(33,473)
Receive	3-month USD-LIBOR	Quarterly	1.754	Semi-Annual	06/09/21	USD	140,000	(220)	(223)
Receive	3-month USD-LIBOR	Quarterly	1.997	Semi-Annual	06/13/21	USD	1,440,000	(5,032)	(5,056)
Receive	3-month USD-LIBOR	Quarterly	1.770	Semi-Annual	06/15/21	USD	5,750,000	(10,872)	(10,962)
Receive	3-month USD-LIBOR	Quarterly	1.770	Semi-Annual	06/15/21	USD	16,900,000	(10,061)	(10,151)
Receive	3-month USD-LIBOR	Quarterly	1.835	Semi-Annual	06/15/21	USD	4,610,000	(28,285)	(28,893)
Receive	3-month USD-LIBOR	Quarterly	1.890	Semi-Annual	06/18/21	USD	720,000	(1,118)	(1,130)
Receive	3-month USD-LIBOR	Quarterly	1.841	Semi-Annual	07/05/21	USD	2,900,000	(2,789)	(2,837)
Receive	3-month USD-LIBOR	Quarterly	1.785	Semi-Annual	09/09/21	USD	2,940,000	(3,857)	(3,907)
Receive	3-month USD-LIBOR	Quarterly	1.875	Semi-Annual	09/12/21	USD	1,360,000	(4,260)	(4,282)
Receive	3-month USD-LIBOR	Quarterly	1.615	Semi-Annual	09/24/21	USD	1,310,000	2,283	2,261
Receive	3-month USD-LIBOR	Quarterly	1.670	Semi-Annual	09/30/21	USD	1,450,000	832	807
Receive	3-month USD-LIBOR	Quarterly	2.318	Semi-Annual	10/25/21	USD	3,150,000	(39,046)	(39,256)
Receive	3-month USD-LIBOR	Quarterly	2.355	Semi-Annual	11/05/21	USD	1,880,000	(24,862)	(24,894)
Receive	3-month USD-LIBOR	Quarterly	2.371	Semi-Annual	11/05/21	USD	913,332	(12,363)	(12,379)
Receive	3-month USD-LIBOR	Quarterly	2.377	Semi-Annual	11/05/21	USD	1,380,000	(18,842)	(18,865)
Receive	3-month USD-LIBOR	Quarterly	2.182	Semi-Annual	11/25/21	USD	3,910,000	(39,375)	(39,441)
Receive	3-month USD-LIBOR	Quarterly	2.575	Semi-Annual	02/07/22	USD	380,000	(6,971)	(6,977)
Receive	3-month USD-LIBOR	Quarterly	2.515	Semi-Annual	02/13/22	USD	2,630,000	(45,370)	(45,414)
Receive	3-month USD-LIBOR	Quarterly	2.560	Semi-Annual	02/14/22	USD	975,000	(17,646)	(17,662)
Receive	3-month USD-LIBOR	Quarterly	2.580	Semi-Annual	02/18/22	USD	2,640,000	(48,912)	(48,956)
Receive	3-month USD-LIBOR	Quarterly	2.480	Semi-Annual	03/02/22	USD	1,470,000	(24,579)	(24,604)
Receive	3-month USD-LIBOR	Quarterly	2.187	Semi-Annual	03/31/22	USD	830,000	(9,286)	(9,300)
Receive	3-month USD-LIBOR	Quarterly	2.360	Semi-Annual	04/20/22	USD	1,400,000	(20,443)	(20,467)
Receive	3-month USD-LIBOR	Quarterly	2.307	Semi-Annual	05/07/22	USD	14,200,000	(193,839)	(194,076)
Receive	3-month USD-LIBOR	Quarterly	1.870	Semi-Annual	06/03/22	USD	5,710,000	(14,248)	(14,338)
Receive	3-month USD-LIBOR	Quarterly	2.500	Semi-Annual	02/08/23	USD	1,190,000	(19,766)	(19,786)
Receive	3-month USD-LIBOR	Quarterly	2.521	Semi-Annual	02/09/23	USD	10,050,000	(170,836)	(171,363)
Receive	3-month USD-LIBOR	Quarterly	2.550	Semi-Annual	02/16/23	USD	860,000	(15,075)	(15,089)
Receive	3-month USD-LIBOR	Quarterly	2.540	Semi-Annual	03/05/23	USD	1,470,000	(25,385)	(25,410)
Receive	3-month USD-LIBOR	Quarterly	2.430	Semi-Annual	03/15/23	USD	4,250,000	(64,149)	(64,119)
Receive	3-month USD-LIBOR	Quarterly	3.069	Semi-Annual	10/04/23	USD	338	(18)	(18)
Receive	3-month USD-LIBOR	Quarterly	3.045	Semi-Annual	11/29/23	USD	2,192,000	(120,961)	(121,001)
Receive	1-day Overnight Fed Funds Effective Rate	Quarterly	1.750	Semi-Annual	11/30/23	USD	4,580,000	(52,722)	(53,581)
Receive	3-month USD-LIBOR	Quarterly	1.790	Semi-Annual	06/20/24	USD	590,000	(812)	(822)
Receive	3-month USD-LIBOR	Quarterly	1.875	Semi-Annual	12/16/24	USD	750,000	(5,028)	(5,041)
Receive	3-month USD-LIBOR	Quarterly	2.572	Semi-Annual	02/07/25	USD	5,090,000	(202,565)	(208,513)
Receive	3-month USD-LIBOR	Quarterly	2.622	Semi-Annual	03/06/25	USD	310,000	(13,050)	(13,056)
Receive	3-month USD-LIBOR	Quarterly	2.161	Semi-Annual	03/31/25	USD	190,000	(3,826)	(3,830)
Receive	3-month USD-LIBOR	Quarterly	2.312	Semi-Annual	04/03/25	USD	800,000	(21,796)	(21,811)
Receive	3-month USD-LIBOR	Quarterly	2.350	Semi-Annual	04/27/25	USD	1,440,000	(41,606)	(41,632)
Receive	3-month USD-LIBOR	Quarterly	2.338	Semi-Annual	03/29/29	USD	1,020,000	(34,610)	(34,631)
Receive	3-month USD-LIBOR	Quarterly	2.480	Semi-Annual	05/10/29	USD	185,000	(8,611)	(8,615)
Receive	3-month USD-LIBOR	Quarterly	2.467	Semi-Annual	05/13/29	USD	400,000	(18,134)	(18,142)
Receive	3-month USD-LIBOR	Quarterly	2.007	Semi-Annual	06/25/29	USD	100,000	(327)	(329)
Receive	3-month USD-LIBOR	Quarterly	2.357	Semi-Annual	03/29/30	USD	1,020,000	(33,803)	(33,823)
Receive	3-month USD-LIBOR	Quarterly	2.554	Semi-Annual	05/06/30	USD	200,000	(10,056)	(10,060)
Receive	3-month USD-LIBOR	Quarterly	2.090	Semi-Annual	06/16/30	USD	330,000	(2,488)	(2,495)
Receive	3-month USD-LIBOR	Quarterly	2.325	Semi-Annual	06/24/34	USD	70,000	12	10
Receive	3-month USD-LIBOR	Quarterly	2.898	Semi-Annual	02/15/49	USD	400,000	(59,753)	(59,763)
Receive	3-month USD-LIBOR	Quarterly	2.370	Semi-Annual	06/15/50	USD	370,000	(10,500)	(10,509)
								$(1,013,488)	$(996,159)

See Accompanying Notes to Financial Statements

32

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

At June 30, 2019, the following centrally cleared inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.110%	At Termination Date	03/15/24	EUR	2,230,000	$26,305	$25,942
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.163	At Termination Date	05/15/29	EUR	1,165,000	9,158	9,142
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.132	At Termination Date	06/15/29	EUR	1,165,000	5,284	5,329
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.390	At Termination Date	06/15/49	EUR	710,000	(2,671)	534
Pay	U.K. RPI All Items Monthly	At Termination Date	3.640	At Termination Date	06/15/24	GBP	3,915,000	16,310	2,348
Pay	U.K. RPI All Items Monthly	At Termination Date	3.385	At Termination Date	08/15/28	GBP	2,670,000	(65,279)	(64,235)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.400	At Termination Date	08/15/28	GBP	3,160,000	(69,701)	(68,162)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.500	At Termination Date	09/15/28	GBP	95,000	(462)	(380)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.505	At Termination Date	10/15/28	GBP	1,470,000	2,907	4,247
Pay	U.K. RPI All Items Monthly	At Termination Date	3.490	At Termination Date	03/15/29	GBP	1,590,000	(29,830)	(30,256)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.528	At Termination Date	03/15/29	GBP	1,560,000	(19,902)	(19,904)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.650	At Termination Date	06/15/29	GBP	860,000	8,124	8,003
Pay	U.K. RPI All Items Monthly	At Termination Date	3.680	At Termination Date	06/15/29	GBP	338,000	4,834	4,785
Pay	U.K. RPI All Items Monthly	At Termination Date	3.700	At Termination Date	06/15/29	GBP	507,000	8,896	8,723
Pay	U.K. RPI All Items Monthly	At Termination Date	3.547	At Termination Date	11/15/32	GBP	4,200,000	25,015	38,020
Pay	U.K. RPI All Items Monthly	At Termination Date	3.600	At Termination Date	11/15/42	GBP	2,530,000	161,229	173,085
Pay	U.K. RPI All Items Monthly	At Termination Date	3.530	At Termination Date	03/15/49	GBP	195,000	15,252	15,367
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.164	At Termination Date	10/30/23	USD	2,695,000	55,005	54,908
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.152	At Termination Date	03/05/29	USD	2,915,000	66,616	66,497
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.037	At Termination Date	04/01/29	USD	1,455,000	14,403	14,344
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	0.920	At Termination Date	06/15/24	EUR	2,395,000	7,538	6,441
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.296	At Termination Date	01/15/29	EUR	1,950,000	(64,886)	(64,351)
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.290	At Termination Date	03/15/29	EUR	2,230,000	(65,213)	(64,752)
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.329	At Termination Date	03/15/29	EUR	2,315,000	(79,411)	(78,733)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.450	At Termination Date	10/15/23	GBP	1,470,000	(7,461)	(8,726)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.410	At Termination Date	03/15/24	GBP	1,590,000	22,411	22,497
Receive	U.K. RPI All Items Monthly	At Termination Date	3.455	At Termination Date	11/15/27	GBP	4,200,000	26,526	18,169
Receive	U.K. RPI All Items Monthly	At Termination Date	3.481	At Termination Date	01/15/29	GBP	740,000	7,235	6,948
Receive	U.K. RPI All Items Monthly	At Termination Date	3.550	At Termination Date	11/15/47	GBP	2,530,000	(259,377)	(270,556)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.467	At Termination Date	09/15/48	GBP	710,000	(29,508)	(32,745)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.420	At Termination Date	06/15/49	GBP	185,000	—	—
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.299	At Termination Date	09/28/21	USD	7,100,000	(132,995)	(133,232)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.205	At Termination Date	03/21/22	USD	5,100,000	(90,309)	(90,493)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.890	At Termination Date	06/29/22	USD	6,700,000	369	127

See Accompanying Notes to Financial Statements

33

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.260%	At Termination Date	05/03/23	USD	9,000,000	$(234,188)	$(234,513)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.211	At Termination Date	10/26/23	USD	2,500,000	(57,312)	(57,402)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.965	At Termination Date	02/06/24	USD	12,000,000	(105,963)	(106,396)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.991	At Termination Date	03/04/24	USD	3,000,000	(25,913)	(26,022)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.248	At Termination Date	03/21/24	USD	4,900,000	(133,584)	(133,771)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.012	At Termination Date	04/23/24	USD	1,415,000	(12,862)	(12,913)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.014	At Termination Date	04/24/24	USD	1,415,000	(13,014)	(13,065)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.023	At Termination Date	05/02/24	USD	3,500,000	(34,361)	(34,487)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.351	At Termination Date	09/28/24	USD	7,400,000	(259,877)	(260,159)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.908	At Termination Date	05/24/25	USD	4,500,000	(19,234)	(19,405)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.361	At Termination Date	09/28/25	USD	6,150,000	(244,042)	(244,276)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.098	At Termination Date	11/29/25	USD	1,600,000	(31,293)	(31,354)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.853	At Termination Date	06/28/26	USD	450,000	(836)	(853)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.249	At Termination Date	10/30/28	USD	2,695,000	(99,862)	(99,972)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.961	At Termination Date	05/30/29	USD	1,425,000	(5,153)	(5,211)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.940	At Termination Date	06/05/29	USD	1,425,000	(2,619)	(2,677)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.862	At Termination Date	06/21/29	USD	1,415,000	6,958	6,901
								$(1,706,743)	$(1,716,644)

At June 30, 2019, the following over-the-counter inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.375%	At Termination Date	01/15/20	USD 16,000,000	$370,137	$ —	$370,137
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.437	At Termination Date	01/15/21	USD 22,000,000	497,193	—	497,193
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.515	At Termination Date	01/15/22	USD 16,000,000	338,980	—	338,980
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.560	At Termination Date	01/15/23	USD 10,250,000	221,226	—	221,226
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.660	At Termination Date	09/22/23	USD 5,500,000	100,404	—	100,404
								$1,527,940	$ —	$1,527,940

See Accompanying Notes to Financial Statements

34

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

At June 30, 2019, the following purchased exchange-traded options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Cost	Fair Value
90-Day Eurodollar	Put	07/12/19	97.00	USD	31	7,577,175	$1,113	$194
90-Day Eurodollar	Put	07/12/19	97.13	USD	10	2,444,250	954	63
90-Day Eurodollar	Put	07/12/19	97.25	USD	9	2,199,825	690	56
90-Day Eurodollar	Put	09/13/19	97.50	USD	54	13,229,325	4,138	675
90-Day Eurodollar	Call	03/16/20	97.75	USD	85	20,886,625	15,450	122,188
90-Day Eurodollar	Put	07/12/19	98.00	USD	19	4,644,075	2,881	119
U.S. Treasury 10-Year Note	Put	08/23/19	124.00	USD	7	895,781	4,339	438
U.S. Treasury 10-Year Note	Call	07/05/19	129.00	USD	9	1,151,719	1,889	703
							$31,454	$124,436

At June 30, 2019, the following exchange-traded written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value
90-Day Eurodollar	Put	09/13/19	97.62	USD	36	USD 8,819,550	$4,442	$(225)
90-Day Eurodollar	Call	03/16/20	97.88	USD	85	USD 20,886,625	12,306	(100,937)
U.S. Treasury 10-Year Note	Put	08/23/19	122.00	USD	16	USD 2,047,500	2,663	(500)
							$19,411	$(101,662)

At June 30, 2019, the following over-the-counter purchased interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Call on 10-year Interest Rate Swap(1)	Barclays Bank PLC	Receive	3.052%	3-month USD-LIBOR	01/10/29	USD	220,000	$12,430	$18,572
Call on 10-year Interest Rate Swap(1)	Barclays Bank PLC	Receive	3.088%	3-month USD-LIBOR	12/06/38	USD	570,000	26,505	49,788
Call on 10-year Interest Rate Swap(1)	Citibank N.A.	Receive	2.985%	3-month USD-LIBOR	04/27/38	USD	10,000	493	833
Call on 10-year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.985%	3-month USD-LIBOR	04/27/38	USD	200,000	9,400	16,660
Call on 10-year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.037%	3-month USD-LIBOR	01/11/29	USD	220,000	12,524	18,404
Call on 10-Year interest Rate Swap(1)	Barclays Bank PLC	Receive	2.950%	3-month USD-LIBOR	03/12/24	USD	870,000	39,215	69,306
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.824%	3-month USD-LIBOR	01/31/39	USD	120,000	6,149	9,211
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.978%	3-month USD-LIBOR	03/07/24	USD	874,500	40,205	71,128
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.978%	3-month USD-LIBOR	01/31/29	USD	100,000	5,780	8,079
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	3.083%	3-month USD-LIBOR	01/29/29	USD	220,000	12,496	18,930
Call on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	1.960%	3-month USD-LIBOR	12/26/19	USD	920,000	16,729	15,464
Call on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.860%	3-month USD-LIBOR	02/22/39	USD	232,500	11,503	18,166
Call on 1-Year Interest Rate Swap(1)	UBS AG	Receive	2.100%	3-month USD-LIBOR	05/13/20	USD	10,355,000	25,111	58,645
Call on 20-year Interest Rate Swap(2)	Goldman Sachs International	Receive	0.780%	6-month JPY-LIBOR	04/16/21	JPY	1,670,000	500	1,348
Call on 20-Year interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	0.780%	6-month JPY-LIBOR	04/16/21	JPY	18,900,000	5,916	14,920
Call on 2-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.500%	3-month USD-LIBOR	06/01/20	USD	9,320,000	28,001	43,582
Call on 2-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.476%	3-month USD-LIBOR	01/31/20	USD	10,500,000	49,792	176,314
Call on 30-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.850%	3-month USD-LIBOR	06/11/20	USD	930,000	13,485	20,622
Call on 30-Year Interest Rate Swap(1)	Citibank N.A.	Receive	2.000%	3-month USD-LIBOR	12/13/19	USD	460,000	7,325	8,893

See Accompanying Notes to Financial Statements

35

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Call on 5-Year Interest Rate Swap(3)	Barclays Bank PLC	Receive	0.468%	6-month EUR-EURIBOR	03/12/21	EUR	1,380,000	$15,630	$41,465
Call on 5-Year Interest Rate Swap(3)	Barclays Bank PLC	Receive	0.551%	6-month EUR-EURIBOR	02/15/21	EUR	1,380,000	18,287	53,702
Call on 5-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.519%	3-month USD-LIBOR	07/31/19	USD	340,000	2,509	12,655
Call on 5-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.520%	3-month USD-LIBOR	01/31/20	USD	1,350,000	15,357	52,124
Call on 5-Year Interest Rate Swap(1)	Citibank N.A.	Receive	2.521%	3-month USD-LIBOR	02/26/20	USD	2,390,000	26,290	92,685
Call on 5-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	3.208%	3-month USD-LIBOR	10/25/19	USD	2,140,000	26,001	151,554
Call on 5-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.090%	3-month USD-LIBOR	11/27/19	USD	4,210,000	54,204	274,017
Put on 10-year Interest Rate Swap(4)	Barclays Bank PLC	Pay	1.100%	6-month JPY-LIBOR	06/29/22	JPY	692,890,000	94,254	8,356
Put on 10-year Interest Rate Swap(5)	Barclays Bank PLC	Pay	3.052%	3-month USD-LIBOR	01/10/29	USD	220,000	12,430	8,270
Put on 10-year Interest Rate Swap(5)	Barclays Bank PLC	Pay	3.088%	3-month USD-LIBOR	12/06/38	USD	570,000	26,505	23,268
Put on 10-year Interest Rate Swap(5)	Citibank N.A.	Pay	2.985%	3-month USD-LIBOR	04/27/38	USD	10,000	461	431
Put on 10-year Interest Rate Swap(5)	Goldman Sachs International	Pay	1.960%	3-month USD-LIBOR	12/26/19	USD	920,000	15,290	15,303
Put on 10-year Interest Rate Swap(5)	JPMorgan Chase Bank N.A.	Pay	2.985%	3-month USD-LIBOR	04/27/38	USD	200,000	9,400	8,625
Put on 10-year Interest Rate Swap(5)	Morgan Stanley & Co. International PLC	Pay	2.500%	3-month USD-LIBOR	06/13/24	USD	930,000	41,811	35,838
Put on 10-year Interest Rate Swap(5)	Morgan Stanley & Co. International PLC	Pay	2.500%	3-month USD-LIBOR	06/20/24	USD	930,000	37,600	35,943
Put on 10-year Interest Rate Swap(5)	Morgan Stanley & Co. International PLC	Pay	3.037%	3-month USD-LIBOR	01/11/29	USD	220,000	12,524	8,359
Put on 10-Year interest Rate Swap(5)	Barclays Bank PLC	Pay	2.824%	3-month USD-LIBOR	01/31/39	USD	120,000	6,025	5,558
Put on 10-Year interest Rate Swap(5)	Barclays Bank PLC	Pay	2.950%	3-month USD-LIBOR	03/12/24	USD	870,000	39,215	20,466
Put on 10-Year interest Rate Swap(5)	Barclays Bank PLC	Pay	2.978%	3-month USD-LIBOR	03/07/24	USD	874,500	40,205	19,947
Put on 10-Year interest Rate Swap(5)	Barclays Bank PLC	Pay	2.978%	3-month USD-LIBOR	01/31/29	USD	100,000	5,778	3,965
Put on 10-Year interest Rate Swap(5)	Barclays Bank PLC	Pay	3.083%	3-month USD-LIBOR	01/29/29	USD	220,000	12,496	8,120
Put on 10-Year interest Rate Swap(5)	JPMorgan Chase Bank N.A.	Pay	2.860%	3-month USD-LIBOR	02/22/39	USD	232,500	11,503	10,574
Put on 1-Year Interest Rate Swap(5)	UBS AG	Pay	2.100%	3-month USD-LIBOR	05/13/20	USD	10,355,000	25,111	6,734
Put on 20-year Interest Rate Swap(4)	Goldman Sachs International	Pay	0.780%	6-month JPY-LIBOR	04/16/21	JPY	1,670,000	500	86
Put on 20-Year interest Rate Swap(4)	JPMorgan Chase Bank N.A.	Pay	0.780%	6-month JPY-LIBOR	04/16/21	JPY	3,300,000	521	120
Put on 20-Year interest Rate Swap(4)	JPMorgan Chase Bank N.A.	Pay	0.780%	6-month JPY-LIBOR	04/16/21	JPY	3,300,000	521	120
Put on 20-Year interest Rate Swap(4)	JPMorgan Chase Bank N.A.	Pay	0.780%	6-month JPY-LIBOR	04/16/21	JPY	18,900,000	5,916	992
Put on 2-Year interest Rate Swap(5)	Barclays Bank PLC	Pay	2.476%	3-month USD-LIBOR	01/31/20	USD	7,000,000	33,936	1,184
Put on 30-year Interest Rate Swap(5)	Barclays Bank PLC	Pay	2.850%	3-month USD-LIBOR	05/09/22	USD	1,170,000	67,934	41,115
Put on 30-year Interest Rate Swap(5)	Barclays Bank PLC	Pay	3.800%	3-month USD-LIBOR	06/07/21	USD	830,000	32,380	2,883
Put on 5-Year interest Rate Swap(6)	Barclays Bank PLC	Pay	0.551%	6-month EUR-EURIBOR	02/15/21	EUR	1,380,000	18,287	2,609
Put on 5-Year interest Rate Swap(5)	Barclays Bank PLC	Pay	2.519%	3-month USD-LIBOR	07/31/19	USD	340,000	2,864	—
Put on 5-Year interest Rate Swap(5)	Barclays Bank PLC	Pay	2.520%	3-month USD-LIBOR	01/31/20	USD	1,350,000	16,770	1,094
Put on 5-Year interest Rate Swap(5)	Citibank N.A.	Pay	2.521%	3-month USD-LIBOR	02/26/20	USD	2,390,000	26,290	2,384
Put on 5-Year interest Rate Swap(5)	Deutsche Bank AG	Pay	3.208%	3-month USD-LIBOR	10/25/19	USD	2,140,000	26,001	29

See Accompanying Notes to Financial Statements

36

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Fair Value
Put on 5-Year interest Rate Swap(5)	Morgan Stanley & Co. International PLC	Pay	3.090%	3-month USD-LIBOR	11/27/19	USD 4,210,000	$54,204	$185
Put on 5-Year Interest Rate Swap(6)	Barclays Bank PLC	Pay	0.468%	6-month EUR-EURIBOR	03/12/21	EUR 1,380,000	15,630	4,420
							$1,174,199	$1,594,045

At June 30, 2019, the following over-the-counter written interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year interest Rate Swap(5)	Barclays Bank PLC	Pay	2.788%	3-month USD-LIBOR	03/08/21	USD	1,312,000	$39,114	$(97,139)
Call on 10-Year interest Rate Swap(5)	Barclays Bank PLC	Pay	3.050%	3-month USD-LIBOR	03/12/24	USD	700,000	37,135	(59,078)
Call on 10-Year Interest Rate Swap(5)	Barclays Bank PLC	Pay	1.900%	3-month USD-LIBOR	12/10/19	USD	700,000	5,093	(9,651)
Call on 10-Year Interest Rate Swap(5)	Barclays Bank PLC	Pay	2.200%	3-month USD-LIBOR	06/11/20	USD	1,230,000	26,829	(41,390)
Call on 10-Year Interest Rate Swap(5)	Goldman Sachs International	Pay	1.950%	3-month USD-LIBOR	09/26/19	USD	920,000	12,566	(11,174)
Call on 10-Year Interest Rate Swap(5)	Morgan Stanley & Co. International PLC	Pay	2.300%	3-month USD-LIBOR	11/01/19	USD	600,000	3,468	(21,225)
Call on 1-Year Interest Rate Swap(5)	Barclays Bank PLC	Pay	1.760%	3-month USD-LIBOR	06/10/20	USD	11,440,000	32,747	(41,584)
Call on 1-Year Interest Rate Swap(5)	Deutsche Bank AG	Pay	1.500%	3-month USD-LIBOR	04/06/20	USD	11,505,000	15,753	(23,905)
Call on 1-Year Interest Rate Swap(5)	Deutsche Bank AG	Pay	1.500%	3-month USD-LIBOR	04/06/20	USD	11,505,000	17,397	(23,905)
Call on 2-Year interest Rate Swap	Barclays Bank PLC	Pay	0.158%	6-month EUR- EURIBOR	03/12/21	EUR	4,250,000	15,335	(45,938)
Call on 2-Year interest Rate Swap	Barclays Bank PLC	Pay	0.209%	6-month EUR- EURIBOR	02/15/21	EUR	4,250,000	18,597	(57,868)
Call on 2-Year interest Rate Swap(5)	Barclays Bank PLC	Pay	2.100%	3-month USD-LIBOR	07/01/19	USD	3,870,000	4,102	(24,153)
Call on 2-Year interest Rate Swap(5)	Citibank N.A.	Pay	2.460%	3-month USD-LIBOR	02/26/20	USD	5,780,000	25,475	(96,615)
Call on 2-Year interest Rate Swap(5)	Deutsche Bank AG	Pay	2.400%	3-month USD-LIBOR	02/24/20	USD	2,590,000	6,128	(40,524)
Call on 2-Year interest Rate Swap(5)	Deutsche Bank AG	Pay	2.878%	3-month USD-LIBOR	04/14/20	USD	260,000	1,420	(6,486)
Call on 2-Year interest Rate Swap(5)	Deutsche Bank AG	Pay	2.888%	3-month USD-LIBOR	04/14/20	USD	270,000	1,496	(6,787)
Call on 2-Year interest Rate Swap(5)	Deutsche Bank AG	Pay	2.938%	3-month USD-LIBOR	04/17/20	USD	260,000	1,543	(6,769)
Call on 2-Year interest Rate Swap(5)	Deutsche Bank AG	Pay	3.295%	3-month USD-LIBOR	11/07/19	USD	2,540,000	12,541	(80,911)
Call on 2-Year interest Rate Swap(5)	JPMorgan Chase Bank N.A.	Pay	2.000%	3-month USD-LIBOR	09/23/19	USD	3,100,000	3,255	(20,760)
Call on 2-Year interest Rate Swap(5)	JPMorgan Chase Bank N.A.	Pay	2.100%	3-month USD-LIBOR	07/03/19	USD	12,112,500	13,263	(76,537)
Call on 2-Year interest Rate Swap(5)	JPMorgan Chase Bank N.A.	Pay	2.150%	3-month USD-LIBOR	07/08/19	USD	6,470,000	4,788	(47,874)
Call on 2-Year interest Rate Swap(5)	JPMorgan Chase Bank N.A.	Pay	2.436%	3-month USD-LIBOR	02/01/21	USD	3,300,000	24,629	(56,080)
Call on 2-Year interest Rate Swap(5)	JPMorgan Chase Bank N.A.	Pay	2.561%	3-month USD-LIBOR	07/31/19	USD	4,240,000	13,014	(67,299)
Call on 2-Year interest Rate Swap(5)	Morgan Stanley & Co. International PLC	Pay	2.100%	3-month USD-LIBOR	07/03/19	USD	4,037,500	5,249	(25,512)
Call on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Pay	1.000%	3-month USD-LIBOR	06/01/20	USD	18,640,000	25,532	(39,279)
Call on 2-Year Interest Rate Swap(5)	JPMorgan Chase Bank N.A.	Pay	2.150%	3-month USD-LIBOR	09/03/19	USD	2,270,000	2,429	(19,802)
Put on 10-year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.200%	3-month USD-LIBOR	06/11/20	USD	1,230,000	26,829	(16,908)
Put on 10-year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.400%	3-month USD-LIBOR	12/10/19	USD	700,000	5,093	(2,344)
Put on 10-year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.750%	3-month USD-LIBOR	11/13/19	USD	3,430,000	11,916	(2,101)

See Accompanying Notes to Financial Statements

37

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put on 10-year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.750%	3-month USD-LIBOR	05/09/22	USD	2,550,000	$73,975	$(42,982)
Put on 10-year Interest Rate Swap(1)	Citibank N.A.	Receive	2.300%	3-month USD-LIBOR	06/15/20	USD	930,000	14,155	(10,172)
Put on 10-year Interest Rate Swap(1)	Goldman Sachs International	Receive	1.950%	3-month USD-LIBOR	09/26/19	USD	920,000	11,035	(11,050)
Put on 10-year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.550%	3-month USD-LIBOR	11/08/19	USD	1,070,000	11,743	(1,398)
Put on 10-year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	2.800%	3-month USD-LIBOR	11/01/19	USD	600,000	2,970	(245)
Put on 10-year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.000%	3-month USD-LIBOR	06/13/24	USD	930,000	25,539	(21,991)
Put on 10-year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.000%	3-month USD-LIBOR	06/20/24	USD	930,000	22,714	(22,080)
Put on 10-year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.500%	3-month USD-LIBOR	06/13/24	USD	930,000	15,565	(13,195)
Put on 10-year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.500%	3-month USD-LIBOR	06/20/24	USD	930,000	13,630	(13,264)
Put on 10-Year interest Rate Swap(1)	Barclays Bank PLC	Receive	2.650%	3-month USD-LIBOR	09/23/19	USD	635,000	4,524	(200)
Put on 10-Year interest Rate Swap(1)	Barclays Bank PLC	Receive	2.788%	3-month USD-LIBOR	03/08/21	USD	1,312,000	39,114	(10,123)
Put on 10-Year interest Rate Swap(1)	Barclays Bank PLC	Receive	3.050%	3-month USD-LIBOR	03/12/29	USD	700,000	37,135	(26,571)
Put on 10-Year interest Rate Swap(1)	Barclays Bank PLC	Receive	3.870%	3-month USD-LIBOR	06/07/21	USD	1,770,000	34,676	(2,304)
Put on 1-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.760%	3-month USD-LIBOR	06/10/20	USD	11,440,000	32,747	(21,264)
Put on 1-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.150%	3-month USD-LIBOR	05/27/21	USD	14,860,000	41,682	(22,566)
Put on 1-Year Interest Rate Swap(1)	Citibank N.A.	Receive	2.350%	3-month USD-LIBOR	05/17/21	USD	10,930,000	21,669	(10,870)
Put on 1-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	2.320%	3-month USD-LIBOR	04/06/20	USD	11,505,000	24,448	(2,736)
Put on 1-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	2.350%	3-month USD-LIBOR	04/06/20	USD	11,505,000	24,506	(2,394)
Put on 1-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	2.400%	3-month USD-LIBOR	06/01/21	USD	18,400,000	33,304	(17,137)
Put on 2-year Interest Rate Swap(1)	Barclays Bank PLC	Receive	3.500%	3-month USD-LIBOR	08/24/20	USD	3,560,000	12,015	(86)
Put on 2-year Interest Rate Swap(1)	Goldman Sachs International	Receive	3.300%	3-month USD-LIBOR	09/06/19	USD	2,660,000	6,304	—
Put on 2-Year interest Rate Swap(3)	Barclays Bank PLC	Receive	0.000%	6-month EUR- EURIBOR	06/14/21	EUR	1,010,000	2,747	(1,916)
Put on 2-Year interest Rate Swap(3)	Barclays Bank PLC	Receive	0.000%	6-month EUR- EURIBOR	06/14/21	EUR	1,040,000	2,873	(2,399)
Put on 2-Year interest Rate Swap(3)	Barclays Bank PLC	Receive	0.000%	6-month EUR- EURIBOR	06/25/21	EUR	1,140,000	2,605	(2,721)
Put on 2-Year interest Rate Swap(3)	Barclays Bank PLC	Receive	0.050%	6-month EUR- EURIBOR	06/10/21	EUR	2,310,000	5,817	(4,639)
Put on 2-Year interest Rate Swap(3)	Barclays Bank PLC	Receive	0.100%	6-month EUR- EURIBOR	03/29/21	EUR	4,470,000	15,550	(6,142)
Put on 2-Year interest Rate Swap(3)	Barclays Bank PLC	Receive	0.110%	6-month EUR- EURIBOR	05/17/21	EUR	2,262,400	7,485	(3,592)
Put on 2-Year interest Rate Swap(3)	Barclays Bank PLC	Receive	0.120%	6-month EUR- EURIBOR	04/08/21	EUR	6,960,000	26,460	(7,669)
Put on 2-Year interest Rate Swap(3)	Barclays Bank PLC	Receive	0.158%	6-month EUR- EURIBOR	03/12/21	EUR	4,250,000	15,335	(4,671)
Put on 2-Year interest Rate Swap(3)	Barclays Bank PLC	Receive	0.200%	6-month EUR- EURIBOR	01/23/20	EUR	2,210,000	2,591	(76)
Put on 2-Year interest Rate Swap(3)	Barclays Bank PLC	Receive	0.200%	6-month EUR- EURIBOR	01/31/20	EUR	1,200,000	1,075	(45)
Put on 2-Year interest Rate Swap(3)	Barclays Bank PLC	Receive	0.209%	6-month EUR- EURIBOR	02/15/21	EUR	4,250,000	18,597	(2,976)
Put on 2-Year interest Rate Swap(3)	Barclays Bank PLC	Receive	0.550%	6-month EUR- EURIBOR	12/21/20	EUR	1,790,000	6,492	(467)
Put on 2-Year interest Rate Swap(3)	Citibank N.A.	Receive	0.000%	6-month EUR- EURIBOR	06/21/21	EUR	1,220,000	2,973	(2,365)
Put on 2-Year interest Rate Swap(3)	Citibank N.A.	Receive	0.100%	6-month EUR- EURIBOR	04/12/21	EUR	3,490,000	11,641	(5,027)
See Accompanying Notes to Financial Statements

38

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put on 2-Year interest Rate Swap(3)	Goldman Sachs International	Receive	0.000%	6-month EUR- EURIBOR	06/18/21	EUR	1,040,000	$2,410	$(2,432)
Put on 2-Year interest Rate Swap(3)	Goldman Sachs International	Receive	0.160%	6-month EUR- EURIBOR	04/12/21	EUR	3,490,000	11,750	(4,290)
Put on 2-Year interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Receive	0.600%	6-month EUR- EURIBOR	12/14/20	EUR	3,790,000	14,342	(833)
Put on 2-Year interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Receive	0.080%	6-month EUR-EURIBOR	05/31/21	EUR	1,490,000	4,347	(2,198)
Put on 2-Year interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Receive	0.150%	6-month EUR- EURIBOR	04/19/21	EUR	3,460,000	12,434	(4,481)
Put on 2-Year interest Rate Swap(1)	Barclays Bank PLC	Receive	2.900%	3-month USD-LIBOR	07/01/19	USD	3,870,000	4,838	—
Put on 2-Year interest Rate Swap(1)	Citibank N.A.	Receive	2.460%	3-month USD-LIBOR	02/26/20	USD	5,780,000	25,475	(1,321)
Put on 2-Year interest Rate Swap(1)	Citibank N.A.	Receive	3.250%	3-month USD-LIBOR	12/29/20	USD	3,130,000	11,425	(478)
Put on 2-Year interest Rate Swap(1)	Deutsche Bank AG	Receive	2.878%	3-month USD-LIBOR	04/14/20	USD	6,260,000	45,307	(373)
Put on 2-Year interest Rate Swap(1)	Deutsche Bank AG	Receive	2.888%	3-month USD-LIBOR	04/14/20	USD	270,000	2,205	(15)
Put on 2-Year interest Rate Swap(1)	Deutsche Bank AG	Receive	2.900%	3-month USD-LIBOR	05/29/20	USD	3,410,000	25,064	(271)
Put on 2-Year interest Rate Swap(1)	Deutsche Bank AG	Receive	2.938%	3-month USD-LIBOR	04/17/20	USD	260,000	1,985	(13)
Put on 2-Year interest Rate Swap(1)	Deutsche Bank AG	Receive	3.295%	3-month USD-LIBOR	11/07/19	USD	2,540,000	12,541	(2)
Put on 2-Year interest Rate Swap(1)	Deutsche Bank AG	Receive	3.400%	3-month USD-LIBOR	02/24/20	USD	2,590,000	9,454	(12)
Put on 2-Year interest Rate Swap(1)	Goldman Sachs International	Receive	2.800%	3-month USD-LIBOR	01/03/20	USD	1,910,000	4,450	(46)
Put on 2-Year interest Rate Swap(1)	Goldman Sachs International	Receive	2.878%	3-month USD-LIBOR	04/14/20	USD	260,000	2,150	(15)
Put on 2-Year interest Rate Swap(1)	Goldman Sachs International	Receive	2.888%	3-month USD-LIBOR	04/14/20	USD	6,270,000	45,301	(359)
Put on 2-Year interest Rate Swap(1)	Goldman Sachs International	Receive	3.150%	3-month USD-LIBOR	05/05/20	USD	2,100,000	11,602	(53)
Put on 2-Year interest Rate Swap(1)	Goldman Sachs International	Receive	3.350%	3-month USD-LIBOR	05/29/20	USD	2,890,000	10,512	(44)
Put on 2-Year interest Rate Swap(1)	Goldman Sachs International	Receive	3.450%	3-month USD-LIBOR	06/08/20	USD	2,870,000	11,882	(33)
Put on 2-Year interest Rate Swap(1)	Goldman Sachs International	Receive	3.500%	3-month USD-LIBOR	06/15/20	USD	1,820,000	6,780	(19)
Put on 2-Year interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.436%	3-month USD-LIBOR	02/01/21	USD	3,300,000	26,341	(4,686)
Put on 2-Year interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.550%	3-month USD-LIBOR	09/03/19	USD	2,270,000	1,884	(9)
Put on 2-Year interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.561%	3-month USD-LIBOR	07/31/19	USD	4,240,000	11,943	—
Put on 2-Year interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.600%	3-month USD-LIBOR	09/23/19	USD	3,100,000	2,248	(22)
Put on 2-Year interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.700%	3-month USD-LIBOR	08/26/19	USD	2,920,000	3,329	(1)
Put on 2-Year interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.900%	3-month USD-LIBOR	07/03/19	USD	12,112,500	13,263	—
Put on 2-Year interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.950%	3-month USD-LIBOR	07/08/19	USD	6,470,000	7,764	—
Put on 2-Year interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	2.550%	3-month USD-LIBOR	10/10/19	USD	1,770,000	1,929	(33)
Put on 2-Year interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	2.550%	3-month USD-LIBOR	10/11/19	USD	1,770,000	1,956	(35)
Put on 2-Year interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	2.900%	3-month USD-LIBOR	07/03/19	USD	4,037,500	3,432	—
Put on 30-year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.850%	3-month USD-LIBOR	06/11/20	USD	930,000	12,490	(8,636)
Put on 5-Year interest Rate Swap(3)	Barclays Bank PLC	Receive	0.600%	6-month EUR- EURIBOR	07/31/19	EUR	100,000	70	—
								$1,401,330	$(1,397,641)

See Accompanying Notes to Financial Statements

39

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

At June 30, 2019, the following over-the-counter purchased interest rate floors were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Expiration Date	Notional Amount	Cost	Fair Value
Call Option-Max [0, Exercise Rate)- 5-Year Swap Rate]	Goldman Sachs International	0.400%	Pay	06/29/20	USD 4,630,000	$3,704	$3,331
						$3,704	$3,331

At June 30, 2019, the following over-the-counter purchased interest rate caps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Expiration Date	Notional Amount		Cost	Fair Value
Call Option-Max [0, 5-Year Swap Rate)-Exercise Rate]	Goldman Sachs International	0.350%	Pay	07/26/19	USD	17,000,000	$8,585	$20,444
Call Option-Max [0, 5-Year Swap Rate)-Exercise Rate]	Goldman Sachs International	0.450%	Pay	10/03/19	USD	3,225,000	2,703	2,888
							$11,288	$23,332

At June 30, 2019, the following over-the-counter written interest rate caps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call Option-Max [0, 5-Year Swap Rate)-Exercise Rate]	Goldman Sachs International	0.450%	Pay	07/26/19	USD	17,000,000	$3,910	$(7,273)
Call Option-Max [0, 5-Year Swap Rate)-Exercise Rate]	Goldman Sachs International	0.550%	Pay	10/03/19	USD	3,225,000	1,543	(1,464)
							$5,453	$(8,737)

At June 30, 2019, the following over-the-counter written interest rate floors were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Expiration Date	Notional Amount	Premiums Received	Fair Value
Call Option-Max [0, Exercise Rate)- 5-Year Swap Rate]	Goldman Sachs International	0.300%	Pay	06/29/20	USD 9,260,000	$4,630	$(3,859)
						$4,630	$(3,859)

(1)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(2)	Portfolio receives the exercise rate semi-annually and pays the floating rate index semi-annually.
(3)	Portfolio receives the exercise rate annually and pays the floating rate index semi-annually.
(4)	Portfolio pays the exercise rate semi-annually and receives the floating rate index semi-annually.
(5)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(6)	Portfolio pays the exercise rate annually and receives the floating rate index semi-annually.

Currency Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — EU Euro

GBP — British Pound

JPY — Japanese Yen

NZD — New Zealand Dollar

USD — United States Dollar

See Accompanying Notes to Financial Statements

40

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2019 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Investments in securities at value*	$1,745,144
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	64,600
Interest rate contracts	Net Assets- Unrealized appreciation**	801,401
Interest rate contracts	Net Assets- Unrealized appreciation***	1,968,785
Interest rate contracts	Unrealized appreciation on OTC swap agreements	1,527,940
Total Asset Derivatives		$6,107,870
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$483,347
Interest rate contracts	Net Assets- Unrealized depreciation**	764,167
Interest rate contracts	Net Assets- Unrealized depreciation***	4,681,589
Interest rate contracts	Written options, at fair value	1,511,899
Total Liability Derivatives		$7,441,002

*	Includes purchased options.
**	Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.
***	Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table within the Portfolio of Investments. Only current day’s variation margin receivable/payable is shown on the Statement of Assets and Liabiliites.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Foreign exchange contracts	$—	$704,079	$—	$—	$—	$704,079
Interest rate contracts	78,947	—	(223,769)	(290,833)	(171,794)	(607,449)
Total	$78,947	$704,079	$(223,769)	$(290,833)	$(171,794)	$96,630

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Foreign exchange contracts	$—	$(421,171)	$—	$—	$—	$(421,171)
Interest rate contracts	388,133	—	(254,589)	(803,742)	(24,703)	(694,901)
Total	$388,133	$(421,171)	$(254,589)	$(803,742)	$(24,703)	$(1,116,072)

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

See Accompanying Notes to Financial Statements

41

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2019:

	ANZ Bank	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Common- wealth Bank of Australia	Deutsche Bank AG	Goldman Sachs Interna- tional	HSBC Bank PLC	JPMorgan Chase Bank N.A.	Morgan Stanley & Co. Interna- tional PLC	Nat- West Markets	Nomura Interna- tional PLC	The Bank of New York Mellon	The Common- wealth Bank of Australia	The Northern Trust Company	Toronto Dominion Securities	UBS AG	Westpac Banking Corp.	Totals
Assets:
Purchased options	$—	$—	$796,734	$—	$105,226	$—	$151,583	$58,864	$—	$70,177	$372,745	$—	$—	$—	$—	$ —	$ —	$ 65,379	$ —	$ 1,620,708
Forward foreign currency contracts	—	760	21,068	4,224	1,793	4,839	—	2	16,630		124	969					1,141	5,813	7,237	64,600
OTC Inflation-linked swaps	—	—	867,330	—	660,610	—	—	—	—	—	—	—	—	—	—	—	—	—	—	1,527,940
Total Assets	$—	$760	$1,685,132	$4,224	$767,629	$4,839	$151,583	$58,866	$16,630	$70,177	$372,869	$969	$—	$—	$—	$ —	$ 1,141	$ 71,192	$ 7,237	$ 3,213,248
Liabilities:
Forward foreign currency contracts	$184,256	$801	$39,212	$350	$18,419	$1,932	$627	$17,042	$206,241	$1,120	$375	$905	$515	$1,015	$3,298	$ 136	$ —	$ 7,103	$ —	$ 483,347
Written options	—	—	609,477	—	126,850	—	189,970	47,243	—	295,301	141,396	—	—	—	—	—	—	—	—	1,410,237
Total Liabilities	$184,256	$801	$648,689	$350	$145,269	$1,932	$190,597	$64,285	$206,241	$296,421	$141,771	$905	$515	$1,015	$3,298	$ 136	$ —	$ 7,103	$ —	$ 1,893,584
Net OTC derivative instruments by counterparty, at fair value	$(184,256)	$(41)	$1,036,443	$3,874	$622,360	$2,907	$(39,014)	$(5,419)	$(189,611)	$(226,244)	$231,098	$64	$(515)	$(1,015)	$(3,298)	$ (136)	$ 1,141	$ 64,089	$ 7,237	$ 1,319,664
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$(820,000)	$—	$(622,360)	$—	$10,000	$—	$—	$—	$(210,000)	$—	$—	$—	$—	$ —	$ —	$ —	$ —	$ (1,642,360)
Net Exposure(1)(2)	$(184,256)	$(41)	$216,443	$3,874	$—	$2,907	$(29,014)	$(5,419)	$(189,611)	$(226,244)	$21,098	$64	$(515)	$(1,015)	$(3,298)	$ (136)	$ 1,141	$ 64,089	$ 7,237	$ (322,696)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)	At June 30, 2019, the Portfolio had received $670,000 and $20,000 in cash collateral from Citibank N.A. and JPMorgan Chase Bank N.A., respectively. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $271,197,283.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$14,955,938
Gross Unrealized Depreciation	(7,297,380)
Net Unrealized Appreciation	$7,658,558

See Accompanying Notes to Financial Statements

42

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED)

Investment Type Allocation
as of June 30, 2019
(as a percentage of net assets)

Corporate Bonds/Notes	38.2%
U.S. Government Agency Obligations	36.7%
Asset-Backed Securities	13.1%
Collateralized Mortgage Obligations	2.5%
Municipal Bonds	2.0%
Sovereign Bonds	1.1%
U.S. Treasury Obligations	1.1%
Commercial Mortgage-Backed Securities	0.6%
Assets in Excess of Other Liabilities*	4.7%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 38.2%
		Basic Materials: 1.6%
125,000	(1)	Glencore Funding LLC, 4.125%, 03/12/2024	$129,809	0.1
415,000	(1)	Glencore Funding LLC, 4.625%, 04/29/2024	439,079	0.2
475,000	(1)	Syngenta Finance NV, 3.698%, 04/24/2020	478,383	0.3
495,000	(1)	Syngenta Finance NV, 3.933%, 04/23/2021	504,022	0.3
1,271,000		Other Securities	1,322,586	0.7
			2,873,879	1.6

		Communications: 5.4%
1,975,000		AT&T, Inc., 3.000%–5.150%, 03/15/2022–03/15/2042	2,071,865	1.1
1,349,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%–4.908%, 07/23/2020–07/23/2025	1,431,729	0.8
675,000		Comcast Corp., 3.700%, 04/15/2024	716,557	0.4
510,000		Comcast Corp., 3.150%–4.250%, 02/01/2027–10/15/2030	557,967	0.3
125,000	(1)	Fox Corp., 4.030%, 01/25/2024	132,985	0.1
100,000	(1)	Fox Corp., 4.709%, 01/25/2029	111,649	0.0
200,000	(1)	Intelsat Jackson Holdings SA, 8.500%, 10/15/2024	199,000	0.1
908,000		Verizon Communications, Inc., 3.875%–5.250%, 09/21/2028–04/15/2049	1,046,632	0.6
600,000		Vodafone Group PLC, 3.750%, 01/16/2024	628,536	0.4
550,000	(1)	Walt Disney Co/The, 4.000%, 10/01/2023	587,053	0.3
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
100,000	(1)	Walt Disney Co/The, 6.150%, 03/01/2037	$135,916	0.1
2,048,000		Other Securities	2,146,097	1.2
			9,765,986	5.4

		Consumer, Cyclical: 0.9%
1,600,000		Other Securities	1,693,272	0.9

		Consumer, Non-cyclical: 6.3%
725,000		AbbVie, Inc., 3.375%–3.750%, 11/14/2021–11/14/2023	745,237	0.4
150,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	165,206	0.1
800,000		Anheuser-Busch InBev Worldwide, Inc., 4.000%, 04/13/2028	862,231	0.5
325,000		Anheuser-Busch InBev Worldwide, Inc., 4.600%–4.750%, 01/23/2029–04/15/2048	362,636	0.2
200,000	(1)	Bacardi Ltd., 5.300%, 05/15/2048	210,604	0.1
150,000	(1)	Bausch Health Americas, Inc., 9.250%, 04/01/2026	168,195	0.1
150,000	(1)	Bausch Health Cos, Inc., 9.000%, 12/15/2025	168,158	0.1
350,000	(1)	Bayer US Finance II LLC, 3.875%, 12/15/2023	362,874	0.2
357,000		Becton Dickinson and Co., 3.194%, (US0003M + 0.875%), 12/29/2020	357,059	0.2
773,000		Becton Dickinson and Co., 2.894%–4.685%, 06/06/2022–06/06/2047	802,614	0.4
900,000	(1)	Cigna Corp., 3.750%, 07/15/2023	937,154	0.5
400,000		Constellation Brands, Inc., 3.218%, (US0003M + 0.700%), 11/15/2021	400,222	0.2
600,000		Constellation Brands, Inc., 3.700%–4.400%, 05/01/2023–12/06/2026	643,159	0.4
600,000		CVS Health Corp., 3.375%, 08/12/2024	614,710	0.3
675,000		CVS Health Corp., 3.500%–5.050%, 07/20/2022–03/25/2048	702,402	0.4
100,000	(1)	Elanco Animal Health, Inc., 4.272%, 08/28/2023	104,982	0.1
75,000	(1)	Mars, Inc., 2.700%, 04/01/2025	76,537	0.0
150,000	(1)	Mars, Inc., 3.200%, 04/01/2030	155,909	0.1
300,000	(1)	Post Holdings, Inc., 5.750%, 03/01/2027	311,250	0.2
200,000	(1)	Refinitiv US Holdings, Inc., 6.250%, 05/15/2026	206,200	0.1

See Accompanying Notes to Financial Statements

43

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
2,955,000		Other Securities	$3,100,817	1.7
			11,458,156	6.3

		Energy: 4.8%
850,000		Continental Resources, Inc./OK, 4.500%, 04/15/2023	893,495	0.5
375,000	(1)	Diamondback Energy, Inc., 4.750%, 11/01/2024	386,250	0.2
925,000		Energy Transfer Operating L.P., 4.200%–6.000%, 06/01/2021–06/15/2048	994,819	0.6
675,000		EQM Midstream Partners L.P., 4.750%, 07/15/2023	700,075	0.4
240,000	(2),(3)	Petroleos de Venezuela SA, 5.375%, 04/12/2027	36,000	0.0
1,840,000	(2),(3)	Petroleos de Venezuela SA, 0.000%, 10/28/2022	220,800	0.1
775,000		Sabine Pass Liquefaction LLC, 5.000%–6.250%, 03/15/2022–03/15/2027	855,038	0.5
4,334,000		Other Securities	4,580,630	2.5
			8,667,107	4.8

		Financial: 12.9%
875,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.300%–4.875%, 07/01/2022–01/16/2024	909,021	0.5
675,000		Bank of America Corp., 3.248%, 10/21/2027	691,871	0.4
1,400,000	(4)	Bank of America Corp., 3.864%–6.110%, 07/23/2024–01/29/2037	1,515,342	0.8
375,000	(1)	BNP Paribas SA, 3.375%, 01/09/2025	381,613	0.2
550,000	(1)	BNP Paribas SA, 3.500%, 03/01/2023	565,946	0.3
250,000	(1)	BPCE SA, 4.625%, 09/12/2028	276,413	0.2
575,000		Citibank NA, 3.050%, 05/01/2020	578,177	0.3
1,000,000		Citigroup, Inc., 3.400%–4.600%, 03/09/2026–07/25/2028	1,051,635	0.6
300,000		Cooperatieve Rabobank UA/NY, 3.016%, (US0003M + 0.430%), 04/26/2021	301,047	0.2
200,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	220,625	0.1
250,000	(1)	Credit Suisse Group AG, 4.282%, 01/09/2028	263,965	0.2
200,000	(1),(4)	Credit Suisse Group AG, 7.250%, 12/31/2199	215,171	0.1
250,000		Credit Suisse Group Funding Guernsey Ltd., 4.550%, 04/17/2026	272,005	0.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
125,000	(1)	Great-West Lifeco Finance 2018 L.P., 4.047%, 05/17/2028	$137,240	0.1
200,000		HSBC Holdings PLC, 3.520%, (US0003M + 1.000%), 05/18/2024	200,649	0.1
775,000	(4)	HSBC Holdings PLC, 3.262%–3.803%, 03/13/2023–03/11/2025	796,671	0.4
975,000	(4)	JPMorgan Chase & Co., 4.023%, 12/05/2024	1,035,910	0.6
1,850,000	(4)	JPMorgan Chase & Co., 2.950%–3.960%, 01/15/2023–01/23/2029	1,916,594	1.0
500,000		Morgan Stanley, 3.981%, (US0003M + 1.400%), 10/24/2023	509,842	0.3
975,000	(4)	Morgan Stanley, 3.700%–4.431%, 04/24/2024–01/23/2030	1,035,142	0.6
200,000	(1)	Northwestern Mutual Life Insurance Co/The, 3.850%, 09/30/2047	205,817	0.1
100,000	(1)	Nuveen LLC, 4.000%, 11/01/2028	109,763	0.1
750,000	(4)	Royal Bank of Scotland Group PLC, 3.498%–4.519%, 05/15/2023–06/25/2024	774,452	0.4
475,000	(1),(4)	Standard Chartered PLC, 4.247%, 01/20/2023	490,647	0.3
100,000	(1)	Teachers Insurance & Annuity Association of America, 4.900%, 09/15/2044	117,052	0.1
225,000	(1)	UBS Group Funding Switzerland AG, 3.000%, 04/15/2021	227,076	0.1
750,000		Wells Fargo & Co., 3.000%, 10/23/2026	758,633	0.4
7,477,000		Other Securities	7,733,904	4.3
			23,292,223	12.9

		Industrial: 1.3%
200,000	(1)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/2024	211,500	0.1
150,000	(1)	Avolon Holdings Funding Ltd., 3.950%, 07/01/2024	153,874	0.1
100,000	(1)	Bombardier, Inc., 7.500%, 03/15/2025	100,655	0.1
200,000	(1)	Mexico City Airport Trust, 5.500%, 10/31/2046	200,250	0.1
950,000		Northrop Grumman Corp., 2.930%–4.750%, 01/15/2025–06/01/2043	982,829	0.5
150,000		United Technologies Corp., 3.175%, (US0003M + 0.650%), 08/16/2021	150,097	0.1

See Accompanying Notes to Financial Statements

44

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
425,000		Other Securities	$444,203	0.3
			2,243,408	1.3

		Technology: 3.1%
725,000		Apple, Inc., 2.450%, 08/04/2026	724,085	0.4
350,000		Apple, Inc., 2.750%, 01/13/2025	357,869	0.2
1,150,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.650%–3.625%, 01/15/2022–01/15/2025	1,151,010	0.6
400,000	(1)	Broadcom, Inc., 3.125%, 10/15/2022	402,343	0.2
325,000	(1)	Broadcom, Inc., 3.625%, 10/15/2024	326,937	0.2
250,000	(1)	Broadcom, Inc., 4.250%, 04/15/2026	253,481	0.2
225,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	242,660	0.1
50,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	55,182	0.0
100,000	(1)	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	126,532	0.1
150,000	(1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.875%, 06/18/2026	153,933	0.1
400,000	(1)	NXP BV / NXP Funding LLC, 3.875%, 09/01/2022	412,296	0.2
1,285,000		Other Securities	1,361,265	0.8
			5,567,593	3.1

		Utilities: 1.9%
125,000	(1)	Alliant Energy Finance LLC, 3.750%, 06/15/2023	129,853	0.1
50,000	(1)	Alliant Energy Finance LLC, 4.250%, 06/15/2028	52,903	0.0
275,000	(5)	Dominion Energy, Inc., 3.071%, 08/15/2024	277,236	0.2
275,000	(1)	NRG Energy, Inc., 3.750%, 06/15/2024	282,639	0.2
400,000		Sempra Energy, 3.097%, (US0003M + 0.500%), 01/15/2021	398,796	0.2
450,000	(1)	Vistra Operations Co. LLC, 3.550%, 07/15/2024	452,938	0.2
1,805,000		Other Securities	1,866,410	1.0
			3,460,775	1.9

		Total Corporate Bonds/Notes (Cost $66,645,364)	69,022,399	38.2

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.5%
244,905	(6)	Fannie Mae REMIC Trust 2011–124 SC, 4.146%, (–1.000*US0001M + 6.550%), 12/25/2041	43,794	0.0
Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
727,157	(6)	Freddie Mac 4583 ST, 3.606%, (-1.000*US0001M + 6.000%), 05/15/2046	$127,793	0.1
428,766	(6)	Freddie Mac REMIC Trust 4320 SD, 3.706%, (-1.000*US0001M + 6.100%), 07/15/2039	70,615	0.0
261,858	(6)	Freddie Mac Strips Series 304 C45, 3.000%, 12/15/2027	18,919	0.0
953,355	(6)	Ginnie Mae 2015–111 IM, 4.000%, 08/20/2045	127,226	0.1
406,644	(6)	Ginnie Mae 2015–119 SN, 3.867%, (-1.000*US0001M + 6.250%), 08/20/2045	65,260	0.0
376,047	(6)	Ginnie Mae 2016-138 GI, 4.000%, 10/20/2046	55,203	0.0
293,706	(6)	Ginnie Mae Series 2010-20 SE, 3.867%, (-1.000*US0001M + 6.250%), 02/20/2040	52,847	0.0
64,137	(6)	Ginnie Mae Series 2013-134 DS, 3.717%, (-1.000*US0001M + 6.100%), 09/20/2043	11,273	0.0
186,372	(6)	Ginnie Mae Series 2013-152 SG, 3.767%, (-1.000*US0001M + 6.150%), 06/20/2043	32,458	0.0
425,346	(6)	Ginnie Mae Series 2013-181 SA, 3.717%, (-1.000*US0001M + 6.100%), 11/20/2043	76,378	0.1
414,343	(6)	Ginnie Mae Series 2013-183 NI, 4.500%, 10/20/2042	33,712	0.0
607,580	(6)	Ginnie Mae Series 2014-132 SL, 3.717%, (-1.000*US0001M + 6.100%), 10/20/2043	79,285	0.1
307,082	(6)	Ginnie Mae Series 2014-133 BS, 3.217%, (-1.000*US0001M + 5.600%), 09/20/2044	46,976	0.0
644,494	(6)	Ginnie Mae Series 2015-110 MS, 3.327%, (-1.000*US0001M + 5.710%), 08/20/2045	92,167	0.1
193,359	(6)	Ginnie Mae Series 2015-159 HS, 3.817%, (-1.000*US0001M + 6.200%), 11/20/2045	30,281	0.0
842,616	(6)	Ginnie Mae Series 2015-95 GI, 4.500%, 07/16/2045	163,325	0.1
411,892	(6)	Ginnie Mae Series 2016-27 IA, 4.000%, 06/20/2045	45,737	0.0
456,443	(6)	Ginnie Mae Series 2016-4 SM, 3.267%, (-1.000*US0001M + 5.650%), 01/20/2046	69,049	0.1

See Accompanying Notes to Financial Statements

45

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
GBP 302,458		Harben Finance 2017-1X A Plc, 1.604%, (BP0003M + 0.800%), 08/20/2056	$384,634	0.2
GBP 424,760		London Wall Mortgage Capital PLC 2017-FL1 A, 1.656%, (BP0003M + 0.850%), 11/15/2049	540,432	0.3
EUR 370,607	(1)	Magnolia Finance XI DAC, 2.750%, (EUR003M + 2.750%), 04/20/2020	421,969	0.2
GBP 125,003		Ripon Mortgages PLC 1X A1, 1.604%, (BP0003M + 0.800%), 08/20/2056	158,732	0.1
GBP 1,078,148		Ripon Mortgages PLC 1X A2, 1.604%, (BP0003M + 0.800%), 08/20/2056	1,369,063	0.8
250,000	(1),(7)	Station Place Securitization Trust 2015-2 AR, 2.951%, (US0001M + 0.550%), 05/15/2021	250,000	0.1
14,583		WaMu Mortgage Pass-Through Certificates Series 2006-AR9 1A, 3.504%, (12MTA + 1.000%), 08/25/2046	13,664	0.0
208,330		Other Securities	185,623	0.1

		Total Collateralized Mortgage Obligations (Cost $4,797,354)	4,566,415	2.5

MUNICIPAL BONDS: 2.0%
		California: 0.6%
750,000		Other Securities	1,111,212	0.6

		Illinois: 1.2%
924,000		City of Chicago IL, 7.750%, 01/01/2042	1,190,685	0.7
735,000		State of Illinois, 5.100%, 06/01/2033	774,631	0.4
175,000		State of Illinois, 6.630%-7.350%, 02/01/2035– 07/01/2035	205,092	0.1
			2,170,408	1.2

		Minnesota: 0.1%
104,922		Northstar Education Finance, Inc., 1.414%, (US0003M + 0.100%), 04/28/2030	104,491	0.1

		Puerto Rico: 0.1%
279,000		Other Securities	278,318	0.1

		Total Municipal Bonds (Cost $3,383,597)	3,664,429	2.0

COMMERCIAL MORTGAGE-BACKED SECURITIES: 0.6%
799,526	(1)	Exantas Capital Corp. 2018-RSO6 A Ltd., 3.224%, (US0001M + 0.830%), 06/15/2035	800,527	0.5
Principal Amount†			Value	Percentage of Net Assets

COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
202,947	(1)	TPG Real Estate Finance 2018-FL-1 A Issuer Ltd., 3.144%, (US0001M + 0.750%), 02/15/2035	$203,012	0.1

		Total Commercial Mortgage-Backed Securities (Cost $1,002,473)	1,003,539	0.6

SOVEREIGN BONDS: 1.1%
220,000	(1)	Dominican Republic International Bond, 6.400%, 06/05/2049	230,727	0.1
10,774,000		Other Securities	1,814,027	1.0

		Total Sovereign Bonds (Cost $2,187,718)	2,044,754	1.1

ASSET-BACKED SECURITIES: 13.1%
		Other Asset-Backed Securities: 6.9%
1,000,000	(1)	Catamaran CLO 2013-1A AR Ltd., 3.432%, (US0003M + 0.850%), 01/27/2028	995,565	0.6
2,250,000	(1)	CBAM 2018-5A A Ltd., 3.608%, (US0003M + 1.020%), 04/17/2031	2,222,035	1.2
1,300,000	(1)	Crown Point CLO III Ltd. 2015-3A A1AR, 3.507%, (US0003M + 0.910%), 12/31/2027	1,299,879	0.7
800,000	(1)	KREF 2018-FL1 A Ltd., 3.494%, (US0001M + 1.100%), 06/15/2036	800,850	0.5
1,050,000	(1)	OCP CLO 2015-9A A1R Ltd., 3.397%, (US0003M + 0.800%), 07/15/2027	1,049,805	0.6
600,000	(1)	Orec 2018-CRE1 A Ltd., 3.574%, (US0001M + 1.180%), 06/15/2036	600,408	0.3
251,685	(1)	Ready Capital Mortgage Financing 2018-FL2 A LLC, 3.280%, (US0001M + 0.850%), 06/25/2035	250,927	0.1
2,150,000	(1)	Saranac CLO Ltd 2014-2A A1AR, 3.750%, (US0003M + 1.230%), 11/20/2029	2,148,385	1.2
1,000,000		Soundview Home Loan Trust 2005-2 M6, 3.484%, (US0001M + 1.080%), 07/25/2035	1,018,486	0.6
975,000	(1)	TPG Real Estate Finance 2018-FL2 A Issuer Ltd., 3.524%, (US0001M + 1.130%), 11/15/2037	977,437	0.5
1,110,000	(1)	Tryon Park CLO Ltd. 2013-1A A1SR, 3.487%, (US0003M + 0.890%), 04/15/2029	1,104,988	0.6
			12,468,765	6.9

See Accompanying Notes to Financial Statements

46

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: (continued)
		Student Loan Asset-Backed Securities: 6.2%
947,758	(1)	Academic Loan Funding Trust 2012-1A A2, 3.504%, (US0001M + 1.100%), 12/27/2044	$960,279	0.5
122,479	(1)	Bank of America Student Loan Trust 2010-1A A, 3.380%, (US0003M + 0.800%), 02/25/2043	123,124	0.1
640,458	(1)	ECMC Group Student Loan Trust 2016-1, 3.754%, (US0001M + 1.350%), 07/26/2066	646,444	0.3
1,100,000	(1)	EFS Volunteer No 2 LLC 2012-1 A2, 3.754%, (US0001M + 1.350%), 03/25/2036	1,107,506	0.6
617,284	(1)	EFS Volunteer No 3 LLC 2012-1 A3, 3.430%, (US0001M + 1.000%), 04/25/2033	616,520	0.3
1,368,228	(1)	Navient Student Loan Trust 2016-5A A, 3.654%, (US0001M + 1.250%), 06/25/2065	1,385,237	0.8
1,100,000	(1)	Nelnet Student Loan Trust 2006-2 A7, 3.160%, (US0003M + 0.580%), 01/26/2037	1,066,487	0.6
668,796	(1)	Pennsylvania Higher Education Association Student Loan Trust 2016-1, 3.554%, (US0001M + 1.150%), 09/25/2065	675,131	0.4
226,284	(1)	Scholar Funding Trust 2010-A A, 3.332%, (US0003M + 0.750%), 10/28/2041	222,236	0.1
520,074	(1)	SLM Student Loan Trust 2003-1 A5A, 2.520%, (US0003M + 0.110%), 12/15/2032	489,884	0.3
672,786	(1)	SLM Student Loan Trust 2003-7A A5A, 3.610%, (US0003M + 1.200%), 12/15/2033	672,404	0.4
430,204		SLM Student Loan Trust 2005-4 A3, 2.700%, (US0003M + 0.120%), 01/25/2027	427,676	0.2
195,607		SLM Student Loan Trust 2007-1 A5, 2.670%, (US0003M + 0.090%), 01/26/2026	195,016	0.1
700,527		SLM Student Loan Trust 2007-2 A4, 2.640%, (US0003M + 0.060%), 07/25/2022	684,512	0.4
337,177		SLM Student Loan Trust 2007-7 A4, 2.910%, (US0003M + 0.330%), 01/25/2022	330,932	0.2
Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: (continued)
		Student Loan Asset-Backed Securities: (continued)
122,872		SLM Student Loan Trust 2008-2 A3, 3.330%, (US0003M + 0.750%), 04/25/2023	$122,274	0.1
338,260		SLM Student Loan Trust 2008-4 A4, 4.230%, (US0003M + 1.650%), 07/25/2022	342,280	0.2
533,141		SLM Student Loan Trust 2008-5 A4, 4.280%, (US0003M + 1.700%), 07/25/2023	539,899	0.3
480,248		SLM Student Loan Trust 2008-6 A4, 3.680%, (US0003M + 1.100%), 07/25/2023	480,649	0.2
190,093		SLM Student Loan Trust 2008-8 A4, 4.080%, (US0003M + 1.500%), 04/25/2023	192,034	0.1
			11,280,524	6.2

		Total Asset-Backed Securities (Cost $23,653,317)	23,749,289	13.1

U.S. TREASURY OBLIGATIONS: 1.1%
		Treasury Inflation Indexed Protected Securities: 1.1%
1,822,310		0.750%, 07/15/2028	1,899,651	1.1

		Total U.S. Treasury Obligations (Cost $1,779,384)	1,899,651	1.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 36.7%
		Federal Home Loan Mortgage Corporation: 1.2%(8)
72,125		4.000%, 02/01/2041	76,119	0.1
39,711		4.000%, 02/01/2041	41,913	0.0
1,887,765		4.500%, 08/01/2048	2,031,128	1.1
			2,149,160	1.2

		Government National Mortgage Association: 27.4%
10,000,000	(9)	3.500%, 07/01/2048	10,327,344	5.7
16,000,000	(9)	4.500%, 07/01/2044	16,679,687	9.2
806,712		4.500%, 02/20/2048	848,055	0.5
826,842		4.500%, 04/20/2048	866,077	0.5
1,998,258		4.500%, 05/20/2048	2,084,233	1.2
1,798,694		4.500%, 08/20/2048	1,879,881	1.0
10,733,355		4.500%, 09/20/2048	11,220,950	6.2
3,792,299		5.000%, 01/20/2049	3,967,754	2.2
985,531		5.000%, 02/20/2049	1,034,808	0.6
469,125		4.000%-5.000%, 10/20/2043-01/20/2049	492,848	0.3
			49,401,637	27.4

		Uniform Mortgage-Backed Security: 8.1%
791,402		4.000%, 02/01/2048	833,440	0.5
1,047,629		4.000%, 03/01/2048	1,103,278	0.6
936,300		4.000%, 06/01/2048	990,612	0.5
933,310		4.000%, 06/01/2048	988,024	0.5
1,000,000	(9)	4.000%, 07/25/2049	1,033,379	0.6

See Accompanying Notes to Financial Statements

47

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Uniform Mortgage-Backed Security: (continued)
6,000,000	(9)	4.500%, 07/25/2049	$6,270,117	3.5
3,272,521		4.000%–4.500%, 04/01/2045–07/01/2048	3,477,362	1.9
			14,696,212	8.1
		Total U.S. Government Agency Obligations (Cost $65,783,342)	66,247,009	36.7
		Total Long-Term Investments (Cost $169,232,549)	172,197,485	95.3

SHORT-TERM INVESTMENTS: 20.5%
		Commercial Paper: 5.2%
2,500,000		Essilorluxotti, 0.000%, 10/24/2019	2,480,743	1.4
2,000,000		International, 0.000%, 10/15/2019	1,985,769	1.1
2,000,000		Mitsubish, 0.000%, 08/02/2019	1,995,392	1.1
1,000,000		Natixis Disc C, 0.000%, 07/24/2019	998,293	0.5
750,000		VW Credit, Inc., 0.000%, 12/06/2019	741,172	0.4
1,300,000		VW Credit, Inc., 0.000%, 03/30/2020	1,272,661	0.7
			9,474,030	5.2

		U.S. Treasury Bills: 9.6%
10,000,000	(10)	United States Treasury Bill, 2.080%, 08/20/2019	9,971,163	5.5
7,500,000	(10)	United States Treasury Bill, 2.350%, 11/14/2019	7,442,122	4.1
			17,413,285	9.6

Shares			Value	Percentage of Net Assets

		Mutual Funds: 5.7%
10,235,514	(11)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.290% (Cost $10,235,514)	10,235,514	5.7

		Total Short-Term Investments (Cost $37,111,159)	37,122,829	20.5
		Total Investments in Securities (Cost $206,343,708)	$209,320,314	115.8

		Liabilities in Excess of Other Assets	(28,618,416)	(15.8)
		Net Assets	$180,701,898	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Defaulted security
(3)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2019, the Portfolio held restricted securities with a fair value of $256,800 or 0.1% of net assets. Please refer to the table below for additional details.
(4)	Variable rate security. Rate shown is the rate in effect as of June 30, 2019.
(5)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2019.
(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(8)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(9)	Settlement is on a when-issued or delayed-delivery basis.
(10)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2019.
(11)	Rate shown is the 7-day yield as of June 30, 2019.
EUR	EU Euro
GBP	British Pound
MXN	Mexican Peso
ZAR	South African Rand
Reference Rate Abbreviations:
12MTA            12-month Treasury Average
BP0003M        3-month GBP-LIBOR
EUR003M        3-month EURIBOR
US0001M        1-month LIBOR
US0003M        3-month LIBOR

See Accompanying Notes to Financial Statements

48

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$69,022,399	$—	$69,022,399
Collateralized Mortgage Obligations	—	4,316,415	250,000	4,566,415
Municipal Bonds	—	3,664,429	—	3,664,429
Commercial Mortgage-Backed Securities	—	1,003,539	—	1,003,539
U.S. Treasury Obligations	—	1,899,651	—	1,899,651
Asset-Backed Securities	—	23,749,289	—	23,749,289
U.S. Government Agency Obligations	—	66,247,009	—	66,247,009
Sovereign Bonds	—	2,044,754	—	2,044,754
Short-Term Investments	10,235,514	26,887,315	—	37,122,829
Total Investments, at fair value	$10,235,514	$198,834,800	$250,000	$209,320,314
Other Financial Instruments+
Centrally Cleared Swaps	—	766,756	—	766,756
Forward Foreign Currency Contracts	—	739,306	—	739,306
Futures	1,112,912	—	—	1,112,912
Total Assets	$11,348,426	$200,340,862	$250,000	$211,939,288
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(598,510)	$—	$(598,510)
Forward Foreign Currency Contracts	—	(596,353)	—	(596,353)
Futures	(151,537)	—	—	(151,537)
OTC Swaps	—	(130,757)	—	(130,757)
Total Liabilities	$(151,537)	$(1,325,620)	$—	$(1,477,157)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2019, VY® Goldman Sachs Bond Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Petroleos de Venezuela SA	8/15/2017	$ 76,847	$ 36,000
Petroleos de Venezuela SA	5/15/2017	619,558	220,800
		$696,405	$256,800

At June 30, 2019, the following forward foreign currency contracts were outstanding for VY® Goldman Sachs Bond Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL 552,376	USD 141,941	Bank of America N.A.	07/02/19	$1,909
USD 160,073	BRL 618,543	Bank of America N.A.	07/02/19	(1,008)
USD 160,046	BRL 628,684	Bank of America N.A.	07/02/19	(3,676)
USD 1,189,082	EUR 1,056,157	Bank of America N.A.	07/10/19	(12,696)
USD 189,341	ARS 8,171,963	Bank of America N.A.	07/12/19	(27)
RUB 8,273,031	USD 126,975	Bank of America N.A.	07/30/19	3,392
USD 323,588	RUB 20,381,176	Bank of America N.A.	07/30/19	2,419
RUB 10,264,584	USD 156,103	Bank of America N.A.	07/30/19	5,647
CAD 1,473,397	USD 1,112,703	Bank of America N.A.	08/02/19	13,257
AUD 265,986	USD 185,252	Bank of America N.A.	08/02/19	1,693
MXN 2,082,893	USD 107,865	Bank of America N.A.	08/05/19	31
EUR 330,352	SEK 3,515,324	Bank of America N.A.	08/05/19	(2,831)

See Accompanying Notes to Financial Statements

49

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP 97,034	USD 121,765	Bank of America N.A.	08/05/19	$1,677
CNH 2,167,764	USD 312,402	Bank of America N.A.	08/05/19	3,083
HUF 24,019,010	PLN 317,601	Bank of America N.A.	08/05/19	(414)
USD 665,288	GBP 521,262	Bank of America N.A.	08/05/19	2,166
PLN 486,077	EUR 113,814	Bank of America N.A.	08/05/19	519
GBP 1,139	USD 1,453	Bank of America N.A.	08/05/19	(4)
NZD 245,876	USD 160,351	Bank of America N.A.	08/05/19	4,958
SGD 174,221	USD 128,754	Bank of America N.A.	08/05/19	95
CAD 1,473,397	USD 1,113,410	Bank of America N.A.	09/18/19	13,337
SEK 3,515,324	EUR 330,247	Bank of America N.A.	09/18/19	2,815
AUD 265,986	USD 185,489	Bank of America N.A.	09/18/19	1,693
PLN 317,601	HUF 24,018,598	Bank of America N.A.	09/18/19	262
USD 1,185,444	CAD 1,558,291	Bank of America N.A.	09/18/19	(6,223)
NZD 245,876	USD 160,469	Bank of America N.A.	09/18/19	4,958
USD 1,113,410	CAD 1,473,397	Bank of America N.A.	09/18/19	(13,337)
EUR 113,814	PLN 487,250	Bank of America N.A.	09/18/19	(504)
PLN 487,250	EUR 113,814	Bank of America N.A.	09/18/19	504
MXN 2,098,210	USD 107,865	Bank of America N.A.	09/18/19	7
USD 312,402	CNH 2,168,857	Bank of America N.A.	09/18/19	(3,113)
HUF 24,018,598	PLN 317,601	Bank of America N.A.	09/18/19	(262)
USD 185,489	AUD 265,986	Bank of America N.A.	09/18/19	(1,693)
USD 107,865	MXN 2,098,210	Bank of America N.A.	09/18/19	(7)
GBP 96,865	USD 121,765	Bank of America N.A.	09/18/19	1,686
CNH 2,168,857	USD 312,402	Bank of America N.A.	09/18/19	3,113
USD 160,469	NZD 245,876	Bank of America N.A.	09/18/19	(4,958)
USD 121,765	GBP 96,865	Bank of America N.A.	09/18/19	(1,686)
EUR 330,247	SEK 3,515,324	Bank of America N.A.	09/18/19	(2,815)
USD 159,042	CLP 112,167,417	Barclays Bank PLC	07/05/19	(6,496)
CLP 70,749,106	USD 101,418	Barclays Bank PLC	07/05/19	2,995
CLP 108,109,133	USD 156,103	Barclays Bank PLC	07/05/19	3,446
CLP 79,945,254	USD 115,258	Barclays Bank PLC	07/05/19	2,726
USD 64,023	ARS 2,919,454	Barclays Bank PLC	07/12/19	(3,629)
INR 7,525,741	USD 107,865	Barclays Bank PLC	07/15/19	1,011
CLP 152,497,458	USD 217,978	Barclays Bank PLC	07/23/19	7,144
USD 76,948	CLP 53,878,843	Barclays Bank PLC	07/23/19	(2,590)
RUB 27,760,338	USD 427,000	Barclays Bank PLC	07/30/19	10,450
RUB 21,138,107	USD 321,949	Barclays Bank PLC	07/30/19	11,147
AUD 3,478,693	USD 2,422,958	Barclays Bank PLC	08/02/19	22,005
SEK 3,515,324	EUR 328,920	Barclays Bank PLC	08/05/19	4,465
ZAR 1,556,496	USD 104,134	Barclays Bank PLC	08/05/19	5,893
USD 312,840	INR 21,840,961	Barclays Bank PLC	08/05/19	(2,402)
RON 1,447,194	USD 349,160	Barclays Bank PLC	08/05/19	(958)
USD 134,113	IDR 1,905,876,852	Barclays Bank PLC	08/05/19	(255)
INR 21,840,961	USD 312,402	Barclays Bank PLC	08/05/19	2,840
GBP 128,711	EUR 144,161	Barclays Bank PLC	08/05/19	(659)
USD 63,981	TRY 390,078	Barclays Bank PLC	08/05/19	(2,096)
INR 21,863,766	USD 312,402	Barclays Bank PLC	08/13/19	2,832
USD 312,402	INR 21,863,766	Barclays Bank PLC	08/13/19	(2,832)
AUD 3,478,693	USD 2,426,134	Barclays Bank PLC	09/18/19	21,926
USD 104,134	ZAR 1,564,769	Barclays Bank PLC	09/18/19	(5,858)
ZAR 1,564,769	USD 104,134	Barclays Bank PLC	09/18/19	5,858
SEK 3,515,324	EUR 328,815	Barclays Bank PLC	09/18/19	4,453
EUR 328,815	SEK 3,515,324	Barclays Bank PLC	09/18/19	(4,453)
USD 2,426,134	AUD 3,478,693	Barclays Bank PLC	09/18/19	(21,926)
EUR 144,161	GBP 128,911	Barclays Bank PLC	09/18/19	665
GBP 128,911	EUR 144,161	Barclays Bank PLC	09/18/19	(665)
USD 63,981	TRY 399,125	Barclays Bank PLC	09/18/19	(2,088)
TRY 399,125	USD 63,981	Barclays Bank PLC	09/18/19	2,088
GBP 184,000	USD 233,631	Citibank N.A.	07/08/19	114
AUD 156,202	CHF 107,374	Citibank N.A.	08/02/19	(538)
AUD 112,166	USD 76,904	Citibank N.A.	08/02/19	1,931
EUR 132,675	GBP 118,139	Citibank N.A.	08/05/19	1,010
ZAR 8,979,962	USD 603,375	Citibank N.A.	08/05/19	31,410
See Accompanying Notes to Financial Statements

50

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK 3,185,297	EUR 298,344	Citibank N.A.	08/05/19	$3,699
GBP 360,733	USD 458,217	Citibank N.A.	08/05/19	688
CNH 748,580	USD 107,865	Citibank N.A.	08/05/19	1,079
NZD 445,290	USD 290,240	Citibank N.A.	08/05/19	9,140
EUR 354,374	NOK 3,435,274	Citibank N.A.	08/05/19	955
USD 160,094	TWD 5,001,822	Citibank N.A.	08/05/19	(1,678)
CNH 979,139	USD 141,058	Citibank N.A.	08/05/19	1,441
TWD 4,416,105	USD 140,773	Citibank N.A.	08/05/19	2,055
MXN 3,083,953	USD 159,983	Citibank N.A.	08/05/19	(231)
NOK 3,435,274	EUR 350,111	Citibank N.A.	08/05/19	3,907
USD 817,114	CNH 5,667,774	Citibank N.A.	08/05/19	(7,744)
TWD 3,392,354	USD 107,865	Citibank N.A.	08/05/19	1,852
USD 87,705	EUR 77,320	Citibank N.A.	08/05/19	(470)
JPY 17,263,157	USD 159,859	Citibank N.A.	08/05/19	690
JPY 15,933,971	USD 147,473	Citibank N.A.	08/05/19	714
USD 107,865	CNH 748,849	Citibank N.A.	09/18/19	(1,074)
EUR 298,244	SEK 3,185,297	Citibank N.A.	09/18/19	(3,693)
CNH 5,667,774	USD 816,820	Citibank N.A.	09/18/19	7,701
USD 159,983	MXN 3,106,831	Citibank N.A.	09/18/19	256
GBP 118,335	EUR 132,675	Citibank N.A.	09/18/19	(1,000)
CNH 748,849	USD 107,865	Citibank N.A.	09/18/19	1,074
USD 147,911	JPY 15,933,971	Citibank N.A.	09/18/19	(743)
EUR 77,320	USD 87,995	Citibank N.A.	09/18/19	480
CNH 979,492	USD 141,058	Citibank N.A.	09/18/19	1,434
EUR 349,310	NOK 3,435,274	Citibank N.A.	09/18/19	(3,886)
USD 290,240	NZD 444,939	Citibank N.A.	09/18/19	(9,117)
USD 600,209	ZAR 8,979,962	Citibank N.A.	09/18/19	(31,019)
EUR 353,554	NOK 3,435,274	Citibank N.A.	09/18/19	970
GBP 360,733	USD 459,020	Citibank N.A.	09/18/19	723
USD 87,995	EUR 77,320	Citibank N.A.	09/18/19	(480)
AUD 112,019	USD 76,904	Citibank N.A.	09/18/19	1,927
NOK 3,435,274	EUR 353,554	Citibank N.A.	09/18/19	(970)
NZD 444,939	USD 290,240	Citibank N.A.	09/18/19	9,117
SEK 3,185,297	EUR 298,244	Citibank N.A.	09/18/19	3,693
NOK 3,435,274	EUR 349,310	Citibank N.A.	09/18/19	3,886
CHF 107,090	AUD 156,202	Citibank N.A.	09/18/19	566
MXN 3,106,831	USD 159,983	Citibank N.A.	09/18/19	(256)
JPY 17,212,002	USD 159,859	Citibank N.A.	09/18/19	719
USD 459,020	GBP 360,733	Citibank N.A.	09/18/19	(723)
USD 159,859	JPY 17,212,002	Citibank N.A.	09/18/19	(719)
EUR 132,675	GBP 118,335	Citibank N.A.	09/18/19	1,000
USD 76,904	AUD 112,019	Citibank N.A.	09/18/19	(1,927)
USD 141,058	CNH 979,492	Citibank N.A.	09/18/19	(1,434)
USD 816,820	CNH 5,667,774	Citibank N.A.	09/18/19	(7,701)
ZAR 8,979,962	USD 600,209	Citibank N.A.	09/18/19	31,019
JPY 15,933,971	USD 147,911	Citibank N.A.	09/18/19	743
AUD 156,202	CHF 107,090	Citibank N.A.	09/18/19	(566)
USD 204,944	CLP 142,017,890	Credit Suisse International	07/05/19	(4,648)
USD 222,324	BRL 900,789	Deutsche Bank AG	07/02/19	(12,260)
CLP 70,608,867	USD 101,395	Deutsche Bank AG	07/05/19	2,811
USD 160,907	CLP 112,498,699	Deutsche Bank AG	07/05/19	(5,120)
CLP 74,976,962	USD 107,865	Deutsche Bank AG	07/05/19	2,787
USD 55,449	CLP 37,705,316	Deutsche Bank AG	07/05/19	(197)
ARS 11,091,417	USD 234,888	Deutsche Bank AG	07/12/19	22,132
INR 5,362,047	USD 76,930	Deutsche Bank AG	07/15/19	643
INR 11,266,575	USD 161,064	Deutsche Bank AG	07/15/19	1,932
USD 313,716	CLP 213,232,980	Deutsche Bank AG	07/23/19	(1,066)
CLP 114,614,365	USD 161,984	Deutsche Bank AG	07/23/19	7,214
USD 77,101	CAD 103,057	Deutsche Bank AG	08/02/19	(1,655)
SEK 733,608	USD 77,101	Deutsche Bank AG	08/05/19	2,109
USD 160,178	JPY 17,280,033	Deutsche Bank AG	08/05/19	(528)
PLN 1,172,530	EUR 273,409	Deutsche Bank AG	08/05/19	2,549
PLN 712,129	USD 190,911	Deutsche Bank AG	08/05/19	1

See Accompanying Notes to Financial Statements

51

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 448,909	TWD 14,193,151	Deutsche Bank AG	08/05/19	$(10,134)
USD 77,101	SEK 731,488	Deutsche Bank AG	09/18/19	(2,118)
JPY 17,228,615	USD 160,178	Deutsche Bank AG	09/18/19	555
USD 160,178	JPY 17,228,615	Deutsche Bank AG	09/18/19	(555)
EUR 273,409	PLN 1,169,714	Deutsche Bank AG	09/18/19	(1,001)
PLN 1,169,714	EUR 273,409	Deutsche Bank AG	09/18/19	1,001
USD 77,101	CAD 102,986	Deutsche Bank AG	09/18/19	(1,655)
SEK 731,488	USD 77,101	Deutsche Bank AG	09/18/19	2,118
CAD 102,986	USD 77,101	Deutsche Bank AG	09/18/19	1,655
BRL 605,617	USD 156,103	JPMorgan Chase Bank N.A.	07/02/19	1,612
USD 485,652	BRL 1,854,704	JPMorgan Chase Bank N.A.	07/02/19	2,650
USD 175,605	ARS 7,549,251	JPMorgan Chase Bank N.A.	07/10/19	111
COP 1,404,213,315	USD 438,817	JPMorgan Chase Bank N.A.	07/22/19	(2,544)
RUB 9,142,235	USD 140,773	JPMorgan Chase Bank N.A.	07/30/19	3,291
USD 187,133	AUD 269,027	JPMorgan Chase Bank N.A.	08/02/19	(1,950)
AUD 269,027	USD 186,276	JPMorgan Chase Bank N.A.	08/02/19	2,807
USD 2,797,759	AUD 4,013,046	JPMorgan Chase Bank N.A.	08/02/19	(22,769)
TWD 4,878,094	USD 156,103	JPMorgan Chase Bank N.A.	08/05/19	1,667
EUR 212,359	USD 242,492	JPMorgan Chase Bank N.A.	08/05/19	(321)
TWD 3,602,389	USD 115,258	JPMorgan Chase Bank N.A.	08/05/19	1,253
TWD 4,935,678	USD 160,041	JPMorgan Chase Bank N.A.	08/05/19	(409)
TWD 4,024,829	USD 128,322	JPMorgan Chase Bank N.A.	08/05/19	1,851
MXN 2,106,755	USD 109,007	JPMorgan Chase Bank N.A.	08/05/19	125
GBP 117,000	USD 149,375	JPMorgan Chase Bank N.A.	08/05/19	(533)
NOK 8,245,138	EUR 842,656	JPMorgan Chase Bank N.A.	08/05/19	6,709
USD 193,083	TWD 6,054,477	JPMorgan Chase Bank N.A.	08/05/19	(2,735)
USD 77,893	JPY 8,337,620	JPMorgan Chase Bank N.A.	08/05/19	352
USD 70,495	JPY 7,579,475	JPMorgan Chase Bank N.A.	08/05/19	5
USD 160,174	NOK 1,381,144	JPMorgan Chase Bank N.A.	08/05/19	(1,919)
USD 2,926,368	EUR 2,580,772	JPMorgan Chase Bank N.A.	08/05/19	(16,701)
USD 160,905	KRW 189,022,223	JPMorgan Chase Bank N.A.	08/05/19	(2,589)
USD 319,005	CHF 314,401	JPMorgan Chase Bank N.A.	08/05/19	(4,118)
USD 186,518	AUD 269,027	JPMorgan Chase Bank N.A.	09/18/19	(2,805)
USD 2,936,046	EUR 2,580,772	JPMorgan Chase Bank N.A.	09/18/19	(17,042)
NOK 1,379,766	USD 160,174	JPMorgan Chase Bank N.A.	09/18/19	1,927
AUD 269,027	USD 186,518	JPMorgan Chase Bank N.A.	09/18/19	2,805
USD 109,007	MXN 2,122,016	JPMorgan Chase Bank N.A.	09/18/19	(89)
EUR 2,580,772	USD 2,936,046	JPMorgan Chase Bank N.A.	09/18/19	17,042
NOK 8,245,138	EUR 840,740	JPMorgan Chase Bank N.A.	09/18/19	6,642
USD 149,633	GBP 117,000	JPMorgan Chase Bank N.A.	09/18/19	520
USD 320,195	CHF 314,401	JPMorgan Chase Bank N.A.	09/18/19	(4,187)
EUR 840,740	NOK 8,245,138	JPMorgan Chase Bank N.A.	09/18/19	(6,642)
CHF 314,401	USD 320,195	JPMorgan Chase Bank N.A.	09/18/19	4,187
MXN 2,122,016	USD 109,007	JPMorgan Chase Bank N.A.	09/18/19	89
JPY 7,579,248	USD 70,495	JPMorgan Chase Bank N.A.	09/18/19	215
USD 70,495	JPY 7,579,248	JPMorgan Chase Bank N.A.	09/18/19	(215)
USD 160,174	NOK 1,379,766	JPMorgan Chase Bank N.A.	09/18/19	(1,926)
GBP 117,000	USD 149,633	JPMorgan Chase Bank N.A.	09/18/19	(520)
BRL 619,761	USD 159,885	Morgan Stanley & Co. International PLC	07/02/19	1,513
BRL 586,561	USD 150,362	Morgan Stanley & Co. International PLC	07/02/19	2,391
BRL 492,409	USD 126,975	Morgan Stanley & Co. International PLC	07/02/19	1,258
BRL 447,132	USD 115,258	Morgan Stanley & Co. International PLC	07/02/19	1,184
BRL 1,249,113	USD 321,949	Morgan Stanley & Co. International PLC	07/02/19	3,345
USD 70,896	BRL 281,531	Morgan Stanley & Co. International PLC	07/02/19	(2,420)
USD 159,885	BRL 616,356	Morgan Stanley & Co. International PLC	07/02/19	(627)
USD 162,025	BRL 649,960	Morgan Stanley & Co. International PLC	07/02/19	(7,237)
USD 160,085	BRL 618,578	Morgan Stanley & Co. International PLC	07/02/19	(1,005)
USD 50,362	BRL 198,582	Morgan Stanley & Co. International PLC	07/02/19	(1,353)
BRL 201,413	USD 50,362	Morgan Stanley & Co. International PLC	07/02/19	2,090
BRL 544,172	USD 140,773	Morgan Stanley & Co. International PLC	07/02/19	940
BRL 1,069,172	USD 276,091	Morgan Stanley & Co. International PLC	07/02/19	2,342
ARS 7,549,251	USD 160,965	Morgan Stanley & Co. International PLC	07/10/19	14,529
USD 347,845	INR 24,154,362	Morgan Stanley & Co. International PLC	07/15/19	(1,600)

See Accompanying Notes to Financial Statements

52

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 430,674	COP 1,404,213,315	Morgan Stanley & Co. International PLC	07/22/19	$(5,598)
USD 679,731	RUB 44,617,532	Morgan Stanley & Co. International PLC	07/30/19	(23,357)
USD 318,081	RUB 20,827,000	Morgan Stanley & Co. International PLC	07/30/19	(10,113)
RUB 9,247,414	USD 141,941	Morgan Stanley & Co. International PLC	07/30/19	3,781
USD 519,091	ZAR 7,366,641	Morgan Stanley & Co. International PLC	07/31/19	(1,992)
KRW 188,268,319	USD 159,885	Morgan Stanley & Co. International PLC	08/05/19	2,957
CNH 1,113,149	USD 161,027	Morgan Stanley & Co. International PLC	08/05/19	975
USD 65,572	TRY 399,178	Morgan Stanley & Co. International PLC	08/05/19	(2,046)
IDR 1,905,876,852	USD 132,500	Morgan Stanley & Co. International PLC	08/05/19	1,868
USD 376,620	SGD 513,217	Morgan Stanley & Co. International PLC	08/05/19	(2,939)
KRW 753,904	USD 653	Morgan Stanley & Co. International PLC	08/05/19	(1)
USD 234,653	PLN 880,605	Morgan Stanley & Co. International PLC	08/05/19	(1,426)
USD 346,550	RON 1,447,194	Morgan Stanley & Co. International PLC	08/05/19	(1,652)
USD 132,316	IDR 1,905,876,852	Morgan Stanley & Co. International PLC	08/13/19	(1,902)
IDR 1,905,876,852	USD 132,316	Morgan Stanley & Co. International PLC	08/13/19	1,902
CNH 1,113,632	USD 161,027	Morgan Stanley & Co. International PLC	09/18/19	979
USD 376,869	SGD 513,217	Morgan Stanley & Co. International PLC	09/18/19	(2,906)
RON 1,447,194	USD 346,301	Morgan Stanley & Co. International PLC	09/18/19	1,504
USD 161,027	CNH 1,113,632	Morgan Stanley & Co. International PLC	09/18/19	(979)
USD 64,129	TRY 399,178	Morgan Stanley & Co. International PLC	09/18/19	(1,949)
PLN 880,605	USD 234,904	Morgan Stanley & Co. International PLC	09/18/19	1,377
USD 234,904	PLN 880,605	Morgan Stanley & Co. International PLC	09/18/19	(1,377)
TRY 399,178	USD 64,129	Morgan Stanley & Co. International PLC	09/18/19	1,949
USD 346,301	RON 1,447,194	Morgan Stanley & Co. International PLC	09/18/19	(1,504)
SGD 513,217	USD 376,869	Morgan Stanley & Co. International PLC	09/18/19	2,906
USD 514,798	ZAR 7,366,641	RBC Europe Limited	07/01/19	(8,215)
CAD 1,585,583	USD 1,197,060	RBC Europe Limited	08/02/19	14,632
CAD 214,494	USD 160,086	RBC Europe Limited	08/02/19	3,829
USD 1,139,477	NOK 9,665,532	RBC Europe Limited	08/05/19	5,118
EUR 284,887	USD 321,350	RBC Europe Limited	08/05/19	3,530
USD 348,966	MXN 6,743,720	RBC Europe Limited	08/05/19	(366)
USD 322,439	EUR 284,887	RBC Europe Limited	09/18/19	(3,547)
USD 1,197,964	CAD 1,585,583	RBC Europe Limited	09/18/19	(14,575)
USD 346,456	MXN 6,743,720	RBC Europe Limited	09/18/19	(249)
USD 160,086	CAD 214,334	RBC Europe Limited	09/18/19	(3,821)
CAD 1,585,583	USD 1,197,964	RBC Europe Limited	09/18/19	14,575
CAD 214,334	USD 160,086	RBC Europe Limited	09/18/19	3,821
MXN 6,743,720	USD 346,456	RBC Europe Limited	09/18/19	249
EUR 284,887	USD 322,439	RBC Europe Limited	09/18/19	3,547
USD 2,761,334	GBP 2,101,281	State Street Bank and Trust Co.	07/08/19	91,975
USD 1,203,008	CAD 1,585,583	State Street Bank and Trust Co.	08/02/19	(8,683)
CHF 107,374	USD 110,761	State Street Bank and Trust Co.	08/02/19	(438)
USD 1,201,929	CAD 1,584,834	State Street Bank and Trust Co.	08/02/19	(9,191)
USD 83,290	GBP 65,216	State Street Bank and Trust Co.	08/05/19	325
USD 205,078	SEK 1,943,832	State Street Bank and Trust Co.	08/05/19	(4,803)
USD 108,221	ZAR 1,556,496	State Street Bank and Trust Co.	08/05/19	(1,807)
EUR 4,748,381	USD 5,424,579	State Street Bank and Trust Co.	08/05/19	(9,604)
CHF 314,401	USD 324,397	State Street Bank and Trust Co.	08/05/19	(1,273)
USD 27,463	MXN 529,882	State Street Bank and Trust Co.	08/05/19	15
NOK 1,400,542	EUR 142,943	State Street Bank and Trust Co.	08/05/19	1,359
USD 314,095	PLN 1,172,530	State Street Bank and Trust Co.	08/05/19	(246)
USD 84,773	HUF 24,019,010	State Street Bank and Trust Co.	08/05/19	42
USD 879,703	CZK 19,739,814	State Street Bank and Trust Co.	08/05/19	(3,667)
USD 621,284	ZAR 8,979,962	State Street Bank and Trust Co.	08/05/19	(13,501)
USD 213,186	SEK 1,975,073	State Street Bank and Trust Co.	08/05/19	(68)
SEK 1,938,192	USD 205,078	State Street Bank and Trust Co.	09/18/19	4,826
GBP 65,105	USD 83,290	State Street Bank and Trust Co.	09/18/19	(315)
EUR 142,943	NOK 1,403,758	State Street Bank and Trust Co.	09/18/19	(1,354)
USD 205,078	SEK 1,938,192	State Street Bank and Trust Co.	09/18/19	(4,826)
USD 83,290	GBP 65,105	State Street Bank and Trust Co.	09/18/19	315
NOK 1,403,758	EUR 142,943	State Street Bank and Trust Co.	09/18/19	1,354
NOK 1,400,996	EUR 142,922	UBS AG	08/05/19	1,437
CZK 19,739,814	EUR 767,656	UBS AG	08/05/19	7,948

See Accompanying Notes to Financial Statements

53

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY 789,256	USD 132,808	UBS AG	08/05/19	$ 886
SGD 191,878	USD 140,773	UBS AG	08/05/19	1,134
SGD 147,118	USD 107,865	UBS AG	08/05/19	939
SGD 191,753	USD 140,773	UBS AG	09/18/19	1,123
SGD 147,023	USD 107,865	UBS AG	09/18/19	930
EUR 765,631	CZK 19,739,814	UBS AG	09/18/19	(7,691)
USD 107,865	SGD 147,023	UBS AG	09/18/19	(930)
EUR 142,922	NOK 1,404,169	UBS AG	09/18/19	(1,427)
NOK 1,404,168	EUR 142,922	UBS AG	09/18/19	1,427
CZK 19,739,814	EUR 765,631	UBS AG	09/18/19	7,691
USD 140,773	SGD 191,753	UBS AG	09/18/19	(1,123)
USD 3,229,321	NZD 4,874,999	Westpac Banking Corp.	08/05/19	(48,262)
USD 315,038	CNH 2,167,764	Westpac Banking Corp.	08/05/19	(447)
CNH 2,826,907	USD 411,256	Westpac Banking Corp.	08/05/19	157
NZD 4,183,833	USD 2,759,949	Westpac Banking Corp.	08/05/19	52,947
NZD 4,183,833	USD 2,762,041	Westpac Banking Corp.	09/18/19	52,860
USD 2,762,041	NZD 4,183,833	Westpac Banking Corp.	09/18/19	(52,860)
				$142,953

At June 30, 2019, the following futures contracts were outstanding for VY® Goldman Sachs Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
90-Day Eurodollar	1	12/14/20	$ 246,113	$ 1,030
Australia 10-Year Bond	9	09/16/19	907,646	(2,092)
Australia 3-Year Bond	14	09/16/19	1,130,277	(1,613)
U.S. Treasury 10-Year Note	143	09/19/19	18,299,531	263,505
U.S. Treasury 2-Year Note	89	09/30/19	19,150,992	77,718
U.S. Treasury 5-Year Note	155	09/30/19	18,314,219	175,528
U.S. Treasury Long Bond	11	09/19/19	1,711,531	35,679
U.S. Treasury Ultra 10-Year Note	6	09/19/19	828,750	8,708
U.S. Treasury Ultra Long Bond	94	09/19/19	16,690,875	550,447
			$ 77,279,934	$1,108,910
Short Contracts:
90-Day Eurodollar	(5)	09/16/19	(1,224,937)	(9,949)
90-Day Eurodollar	(51)	12/16/19	(12,506,475)	(95,668)
90-Day Eurodollar	(4)	03/16/20	(982,900)	(6,309)
90-Day Eurodollar	(21)	06/15/20	(5,164,950)	(35,433)
Euro-Bobl 5-Year	(1)	09/06/19	(152,872)	(473)
Long Gilt	(5)	09/26/19	(827,375)	297
			$(20,859,509)	$ (147,535)

At June 30, 2019, the following centrally cleared credit default swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection(5)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(6)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 32, Version 1	Sell	5.000	06/20/24	USD 550,000	$41,762	$ 456
CDX North American Investment Grade Index, Series 32, Version 1	Sell	1.000	06/20/24	USD 2,200,000	47,513	10,916
					$89,275	$ 11,372

See Accompanying Notes to Financial Statements

54

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(5)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(6)	Termination Date	Implied Credit Spread at 06/30/19 (%)(7)	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
Federative Republic of Brazil, 4.250%, due 1/7/2025	Sell	1.000	09/20/19	0.428	USD 450,000	$ 623	$ 57
People’s Republic of China 7.500%, due 10/28/2027	Sell	1.000	06/20/22	0.229	USD 350,000	7,876	280
Prudential Financial, Inc., 3.500%, due 5/15/2024	Sell	1.000	06/20/24	0.556	USD 325,000	6,807	1,191
Republic of Indonesia, 5.875%, due 3/13/2020	Sell	1.000	06/20/24	0.906	USD 840,000	3,694	6,807
The Boeing Company, 8.750%, due 8/15/2021	Sell	1.000	06/20/24	0.393	USD 200,000	5,764	1,202
						$24,764	$ 9,537

At June 30, 2019, the following over-the-counter credit default swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

Counterparty	Reference Entity/Obligation(2)	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)	Termination Date	Notional Amount(3)	Fair Value(4)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD 50,000	$(833)	$102	$(935)
Barclays Bank PLC	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD 2,830,000	(47,137)	10,273	(57,410)
Barclays Bank PLC	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD 40,000	(666)	26	(692)
Barclays Bank PLC	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	12/20/21	USD 90,000	(1,763)	(166)	(1,597)
Barclays Bank PLC	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	12/20/21	USD 360,000	(7,053)	(708)	(6,345)
Barclays Bank PLC	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	12/20/21	USD 100,000	(1,959)	(35)	(1,924)
Citibank N.A.	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD 250,000	(4,164)	222	(4,386)
Citibank N.A.	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD 1,680,000	(27,982)	3,786	(31,768)
Citibank N.A.	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD 310,000	(5,163)	635	(5,798)
Deutsche Bank AG	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD 1,080,000	(17,989)	4,418	(22,407)
Deutsche Bank AG	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD 80,000	(1,333)	119	(1,452)
Deutsche Bank AG	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD 10,000	(167)	(1)	(166)
Deutsche Bank AG	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD 160,000	(2,665)	149	(2,814)
Deutsche Bank AG	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	12/20/21	USD 360,000	(7,053)	661	(7,714)
JPMorgan Chase Bank N.A.	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD 110,000	(1,832)	225	(2,057)
JPMorgan Chase Bank N.A.	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD 50,000	(833)	44	(877)
JPMorgan Chase Bank N.A.	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD 20,000	(333)	34	(367)
JPMorgan Chase Bank N.A.	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD 110,000	(1,832)	159	(1,991)
						$(130,757)	$19,943	$(150,700)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.

See Accompanying Notes to Financial Statements

55

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
(5)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(6)	Payments received quarterly.
(7)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

At June 30, 2019, the following centrally cleared interest rate swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month AUD-BBSW	Semi-Annual	1.750%	Semi-Annual	09/18/26	AUD 2,190,000	$38,812	$18,384
Pay	6-month AUD-BBSW	Semi-Annual	0.200	Semi-Annual	09/18/29	AUD 2,870,000	51,716	(4,082)
Pay	6-month CHF-LIBOR	Semi-Annual	1.050	Annual	08/07/28	CHF 3,000,000	163,010	163,197
Pay	6-month EUR-EURIBOR	Semi-Annual	1.200	Annual	02/12/29	EUR 3,890,000	152,304	121,113
Pay	6-month EUR-EURIBOR	Semi-Annual	1.200	Annual	02/21/29	EUR 2,580,000	100,371	69,336
Pay	6-month EUR-EURIBOR	Semi-Annual	0.900	Annual	05/20/29	EUR 7,690,000	(147,936)	(86,749)
Pay	6-month EUR-EURIBOR	Semi-Annual	1.000	Annual	09/18/29	EUR 320,000	29,364	4,826
Pay	6-month GBP-LIBOR	Semi-Annual	1.750	Semi-Annual	06/15/49	GBP 160,000	—	—
Pay	6-month JPY-LIBOR	Semi-Annual	0.500	Semi-Annual	03/22/28	JPY 596,790,000	125,530	24,035
Pay	3-month NZD-BBR-FRA	Quarterly	1.500	Semi-Annual	09/18/21	NZD 21,260,000	50,999	22,508
Pay	3-month SEK-STIBOR	Quarterly	0.250	Annual	09/18/24	SEK 139,420,000	(92,733)	(33,854)
Pay	3-month USD-LIBOR	Quarterly	2.800	Semi-Annual	02/12/29	USD 4,080,000	120,941	104,896
Pay	3-month USD-LIBOR	Quarterly	3.000	Semi-Annual	06/19/29	USD 2,770,000	101,903	38,196
Pay	3-month USD-LIBOR	Quarterly	3.000	Semi-Annual	06/20/39	USD 1,090,000	46,388	10,540
Pay	3-month USD-LIBOR	Quarterly	2.750	Semi-Annual	06/15/49	USD 290,000	7,697	2,195
Receive	6-month AUD-BBSW	Semi-Annual	3.000	Semi-Annual	06/19/29	AUD 2,420,000	(82,173)	(27,079)
Receive	1-month Brazilian Interbank Deposit Average	Monthly	7.250	Monthly	01/02/20	BRL 2,874	(8)	(7)
Receive	3-month CAD-CDOR	Semi-Annual	2.750	Semi-Annual	09/18/24	CAD 10,230,000	392,790	(12,950)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.500	Annual	09/18/24	EUR 15,590,000	638,828	87,859
Receive	6-month EUR-EURIBOR	Semi-Annual	1.250	Annual	12/19/28	EUR 170,000	(20,676)	(13,418)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.500	Annual	06/19/29	EUR 4,060,000	(187,648)	(104,474)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.750	Annual	06/20/39	EUR 1,090,000	(49,596)	(14,141)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.500	Annual	06/15/49	EUR 220,000	—	—
Receive	1-day Sterling Overnight Index Average (SONIA)	Annual	0.727	Annual	11/07/19	GBP 21,020,000	(1,258)	(1,243)
Receive	6-month GBP-LIBOR	Semi-Annual	1.500	Semi-Annual	09/18/26	GBP 1,080,000	(49,441)	1,994
Receive	6-month GBP-LIBOR	Semi-Annual	1.900	Semi-Annual	08/03/28	GBP 1,880,000	(85,426)	(84,581)
Receive	6-month GBP-LIBOR	Semi-Annual	1.500	Semi-Annual	02/12/29	GBP 5,930,000	(114,518)	(105,529)
Receive	6-month GBP-LIBOR	Semi-Annual	1.750	Semi-Annual	06/19/29	GBP 1,320,000	—	—
Receive	6-month GBP-LIBOR	Semi-Annual	1.500	Semi-Annual	09/18/29	GBP 1,070,000	(27,413)	2,318
Receive	28-day MXN TIIE-BANXICO	Monthly	8.360	Monthly	03/18/20	MXN 107,225,000	(6,268)	(4,517)
Receive	6-month NOK-NIBOR	Semi-Annual	2.300	Annual	02/21/29	NOK 28,360,000	(54,863)	(46,554)
Receive	6-month NOK-NIBOR	Semi-Annual	1.800	Annual	09/18/29	NOK 7,550,000	4,239	2,402
Receive	3-month NZD-BBR-FRA	Quarterly	3.250	Semi-Annual	06/19/29	NZD 1,520,000	(48,614)	(37,519)
Receive	3-month SEK-STIBOR	Quarterly	0.750	Annual	09/18/29	SEK 6,450,000	(11,947)	(4,464)
Receive	3-month USD-LIBOR	Quarterly	1.750	Semi-Annual	09/18/21	USD 10,470,000	(9,478)	(17,349)
Receive	1-day Overnight Fed Funds Effective Rate	Annual	1.390	Annual	11/30/23	USD 500,000	1,358	116
Receive	3-month USD-LIBOR	Quarterly	2.000	Semi-Annual	09/18/24	USD 7,550,000	(96,548)	11,722
Receive	3-month USD-LIBOR	Quarterly	0.250	Semi-Annual	05/20/29	USD 7,610,000	115,074	60,210
							$1,054,780	$147,337

See Accompanying Notes to Financial Statements

56

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Currency Abbreviations
ARS — Argentine Peso
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CNH — Chinese Offshore Yuan
COP — Colombian Peso
CZK — Czech Koruna
EUR — EU Euro
GBP — British Pound
HUF — Hungarian Forint
IDR —  Indonesian Rupiah
INR —  Indian Rupee
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
NOK — Norwegian Krone
NZD — New Zealand Dollar
PLN — Polish Zloty
RON — Romanian New Leu
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
TRY — Turkish Lira
TWD — Taiwan New Dollar
USD — United States Dollar

ZAR — South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2019 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$739,306
Interest rate contracts	Net Assets- Unrealized appreciation*	1,112,912
Interest rate contracts	Net Assets- Unrealized appreciation**	766,756
Credit contracts	Upfront payments paid on swap agreements	20,853
Total Asset Derivatives		$2,639,827
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$596,353
Interest rate contracts	Net Assets- Unrealized depreciation*	151,537
Interest rate contracts	Net Assets- Unrealized depreciation**	598,510
Credit contracts	Upfront payments received on OTC swap agreements	910
Credit contracts	Unrealized depreciation on OTC swap agreements	150,700
Total Liability Derivatives		$1,498,010

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.
**	Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table within the Portfolio of Investments. Only current day’s variation margin receivable/payable is shown on the Statement of Assets and Liabiliites.

See Accompanying Notes to Financial Statements

57

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Swaps	Total
Credit contracts	$—	$—	$(25,221)	$(25,221)
Foreign exchange contracts	69,613	—	—	69,613
Interest rate contracts	—	2,351,558	647,915	2,999,473
Total	$69,613	$2,351,558	$622,694	$3,043,865

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Swaps	Total
Credit contracts	$—	$—	$65,002	$65,002
Foreign exchange contracts	223,018	—	—	223,018
Interest rate contracts	—	374,038	(150,343)	223,695
Total	$223,018	$374,038	$(85,341)	$511,715

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2019:

	Bank of America N.A.	Barclays Bank PLC	Citibank N.A.	Credit Suisse International	Deutsche Bank AG	JPMorgan Chase Bank N.A.	Morgan Stanley & Co. International PLC	RBC Europe Limited	State Street Bank and Trust Co.	UBS AG	Westpac Banking Corp.	Totals
Assets:
Forward foreign currency contracts	$69,221	$111,944	$125,993	$—	$47,507	$55,860	$49,790	$49,301	$100,211	$23,515	$105,964	$739,306
Total Assets	$69,221	$111,944	$125,993	$—	$47,507	$55,860	$49,790	$49,301	$100,211	$23,515	$105,964	$739,306

Liabilities:
Forward foreign currency contracts	$55,254	$56,907	$75,969	$4,648	$36,289	$90,014	$73,983	$30,773	$59,776	$11,171	$101,569	$596,353
OTC credit default swaps	—	59,411	37,310	—	29,206	4,830	—	—	—	—	—	130,757
Total Liabilities	$55,254	$116,318	$113,279	$4,648	$65,495	$94,844	$73,983	$30,773	$59,776	$11,171	$101,569	$727,110

Net OTC derivative instruments by counterparty, at fair value	$13,967	$(4,374)	$12,714	$(4,648)	$(17,988)	$(38,984)	$(24,193)	$18,528	$40,435	$12,344	$4,395	$12,196

Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$4,374	$—	$—	$—	$—	$—	$—	$—	$—	$—	$4,374
Net Exposure(1)(2)	$13,967	$—	$12,714	$(4,648)	$(17,988)	$(38,984)	$(24,193)	$18,528	$40,435	$12,344	$4,395	$16,570

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.
(2)	At June 30, 2019, the Portfolio had pledged $60,000 and $30,000 in cash collateral to Barclays Bank PLC and Citibank N.A, respectively. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $207,287,091.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$6,642,729
Gross Unrealized Depreciation	(2,575,387)
Net Unrealized Appreciation	$4,067,342

See Accompanying Notes to Financial Statements

58

SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF NEW SUB-ADVISORY CONTRACT

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), provides that an investment company, such as Voya Variable Insurance Trust (the “Trust”), on behalf of VY® Goldman Sachs Bond Portfolio (the “Portfolio”), a series of the Trust, can enter into a new sub-advisory agreement only if the Board of Trustees of the Trust (the “Board”), including a majority of the Board members who have no direct or indirect interest in the sub-advisory agreement, and who are not “interested persons” of the Trust (the “Independent Trustees”), approve the new arrangement. At a meeting on May 23, 2019, the Board considered a proposal by management that the Board appoint Brandywine Global Investment Management, LLC (“Brandywine Global”) as the sub-adviser to the Portfolio to replace Goldman Sachs Asset Management (“Goldman Sachs”) and approve a new sub-advisory agreement (the “New Sub-Advisory Agreement”) with Brandywine Global under which Brandywine Global would serve as the sub-adviser to the Portfolio.

In determining whether to approve the New Sub-Advisory Agreement with Brandywine Global with respect to the Portfolio, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the New Sub-Advisory Agreement should be approved for the Portfolio. The materials provided to the Board to inform its consideration of whether to approve the New Sub-Advisory Agreement included the following: (1) Brandywine Global’s presentation before Investment Review Committee F at the committee’s May 23, 2019 meeting; (2) memoranda and related materials provided to the Board in advance of the Board’s May 23, 2019 meeting discussing: (a) Voya Investments, LLC’s, the Portfolio’s investment adviser (“Adviser”), rationale for recommending that Brandywine Global be appointed as the sub-adviser to the Portfolio, including the Adviser’s view that adding Brandywine Global was intended to provide the Portfolio with an investment strategy that seeks total return and emphasizes long-term value and avoidance of capital loss; (b) the Portfolio’s historical performance compared against the performance of Brandywine Global in managing the investment strategy being proposed for the Portfolio, including the Adviser’s explanations regarding how such performance was calculated, and against a relevant benchmark index and Morningstar category; and (c) Brandywine Global’s investment philosophy and the firm’s overall investment process; (3) Fund Analysis and Comparison Tables for the Portfolio that provide information about the projected net expense ratio of the Portfolio reflecting the appointment of Brandywine Global as the sub-adviser, as compared with a representative group of mutual funds with investment programs similar to the investment program proposed by

Brandywine Global for the Portfolio; (4) Brandywine Global’s responses to inquiries from K&L Gates LLP, counsel to the Independent Trustees; (5) supporting documentation, including a copy of the form of the New Sub-Advisory Agreement; and (6) other information relevant to the Board’s evaluation.

In reviewing the proposed New Sub-Advisory Agreement, the Board considered a number of factors including, but not limited to, the following: (1) the Adviser’s view with respect to the strength and reputation of Brandywine Global in the investment management industry and in managing fixed income strategies; (2) the nature, extent and quality of the services to be provided by Brandywine Global under the New Sub-Advisory Agreement, including that the performance of the strategy proposed by Brandywine Global for the Portfolio was generally better than the historical performance of the Portfolio; (3) the personnel, operations, financial condition, and investment management capabilities, methodologies, and resources of Brandywine Global; (4) the fairness of the compensation under the New Sub-Advisory Agreement in light of the services to be provided by Brandywine Global; (5) the sub-advisory fee rate payable by the Adviser to Brandywine Global and how this fee rate compared to the fee rates charged by Brandywine Global to other accounts managed pursuant to a similar investment strategy; (6) the potential “fall-out” benefits to Brandywine Global and its affiliates from Brandywine Global’s relationship with the Portfolio; (7) Brandywine Global’s operations and compliance programs, including the policies and procedures intended to assure compliance with the federal securities laws; (8) the appropriateness of the selection of Brandywine Global in light of the Portfolio’s investment objective and investor base; and (9) Brandywine Global’s Code of Ethics, and related procedures for complying with that Code.

The Board also considered the effect of approving the New Sub-Advisory Agreement on the profitability of the Adviser with respect to the services provided to the Portfolio. The Board did not consider the profitability of Brandywine Global under the New Sub-Advisory Agreement because it did not view this data as essential to its deliberations, given the arm’s-length nature of the relationship between the Adviser and Brandywine Global, which is unaffiliated with the Adviser, with respect to the negotiation of sub-advisory fee rates. The Board also noted Brandywine Global’s representation that it did not expect to experience economies of scale in servicing the Fund at current asset levels and that the proposed sub-advisory fee schedule was appropriate.

After its deliberation, the Board reached the following conclusions: (1) Brandywine Global should be appointed to serve as the sub-adviser to the Portfolio under the New Sub-Advisory Agreement, replacing Goldman Sachs as

59

SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

the sub-adviser to the Portfolio; (2) the nature, extent and quality of services to be provided by Brandywine Global under the New Sub-Advisory Agreement, the sub-advisory fee rate payable by the Adviser to Brandywine Global, the anticipated impact of appointing Brandywine Global as the Portfolio’s sub-adviser on the Portfolio’s performance, the effect of approving the New Sub-Advisory Agreement on the Adviser’s profitability with respect to its services to the Portfolio, and the “fall-out” benefits that may inure to Brandywine Global in servicing the Portfolio are reasonable in the context of all factors considered by the Board; and (3) Brandywine Global maintains an appropriate compliance program, with this conclusion based upon, among other matters, a report from the Portfolio’s Chief Compliance Officer concluding that Brandywine Global’s compliance policies and procedures are reasonably designed to assure compliance with the federal securities laws. Based on these conclusions and other factors, the Board voted to approve the New Sub-Advisory Agreement for the Portfolio. During their deliberations, different Board members may have given different weight to different individual factors and related conclusions.

60

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Investment Adviser

Voya Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	VPSAR-VIT3AIS (0619-082619)

Semi-Annual Report

June 30, 2019

Classes ADV, I and S

Voya Investors Trust
■  Voya Global Perspectives® Portfolio
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-800-283-3427. Your election to receive reports in paper will apply to all the funds in which you invest.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT
voyainvestments.com

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolio’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolio voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolio’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS
The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, available for filings after March 31, 2019. The Portfolio’s Form N-Q or Form N-PORT is available on the SEC’s website at www.sec.gov. The Portfolio’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, are available: on www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Staying the Course for the Long Term

Dear Shareholder,

The S&P 500® Index turned in an impressive year-to-date (“YTD”) return of 18.54%; despite the trade/tariff impasse and concerns about global economic slowdown, both U.S. and international markets notched positive YTD returns. Bonds also posted solid YTD returns as the U.S. Federal Reserve Board (“Fed”) called time out from its program of interest rate hikes and hinted at the prospect of rate cuts.

May’s sharp sell-off in stocks was swiftly countered by a rally in June that helped drive global equity markets to their best first half-year performance in over two decades — yet another example of the resilience the markets and economy have displayed throughout this expansion, now the longest on record. Our view continues to be that global economic expansion will persist through 2019 and into 2020. Though there has been some softness in recent U.S. economic data, the Fed seems to be cognizant of the risks facing the economy and we believe it will provide the support necessary to prolong the cycle.

The downturn in May, followed quickly by the June rally, reminds us that volatility is an ever-present factor in the financial markets, with a penchant for appearing unannounced. Predicting downturns, with the intention of avoiding losses, is thus a futile endeavor. Seeking to avoid a loss, for example, by pulling back from equities, might expose investors to the risk of missing the next potential period of gain.

Remember that investing is for the long haul, and it’s usually inadvisable to abandon one’s long-term strategy for a short-term opportunity. We believe investors should stay focused on their long-term goals and not try to time market downturns or upturns. Only if those long-term goals change should one consider making changes to the investment strategy, and then only after thorough discussion with an investment advisor.

Voya seeks to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Dina Santoro
President
Voya Family of Funds
July 29, 2019

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2019

Many investors must have greeted the new year with trepidation. Global equities, in the form of the MSCI World IndexSM (the “Index”), measured in local currencies, including net reinvested dividends, had fallen 7.38% in 2018, after a 13.14% slump in the fourth quarter. Markets were increasingly unnerved by an intensifying economic slowdown outside of the U.S., exacerbating existing concerns about a potential trade war between the U.S. and China. (The Index returned 16.98% for the six-months ended June 30, 2019, measured in U.S. dollars.)

Furthermore, the Federal Open Market Committee (“FOMC”) still seemed intent on raising interest rates, despite no apparent inflationary threat. In December, the FOMC raised rates for the fourth time in 2018, from 2.25% to 2.50%. Chairman Powell signaled two more increases in 2019, instead of a hoped-for pause. Markets now had a potential policy mistake to worry about, in addition to everything else.

Yet the equity investor who found this all too much and sold out near year-end would have missed a rebound as intense as it was unexpected. By the end of June, the Index was up 16.69% in 2019.

Two main factors drove the recovery. Firstly, Powell changed his tune and said repeatedly that the FOMC would be “patient” as the economic data evolved. Secondly, on trade, the view emerged that, as far apart as the U.S. and China were on key issues, both were motivated to find some face-saving “deal”.

On perceived slowing global growth, there was little relief from most of the incoming data.

In continental Europe, the euro zone’s annual growth in gross domestic product (“GDP”) in the first quarter of 2019 was just 1.2%. The European Central Bank (“ECB”) forecast slightly less for 2019 as a whole. In the UK, Prime Minister May’s proposed Brexit deal was repeatedly defeated in parliament and she finally resigned on June 7 with no deal in sight.

In Japan, the economy grew at 2.1% annualized in the first quarter. But it relied on a statistical quirk as imports fell sharply, indicating weakening demand.

China’s GDP grew at 6.6% in 2018 over 2017, the smallest advance in 28 years. The official target for 2019 was lowered to 6.0% from 6.5%. Manufacturing activity was contracting, while retail sales were growing at the slowest pace in 16 years.

In the U.S., after annualized GDP growth at 2.2% in the fourth quarter of 2018, first quarter growth surprised to the upside at 3.1%, although it was flattered by volatile inventory and trade elements. The employment situation remained strong, with the unemployment rate down to 3.6%. But more forward-looking indicators like purchasing managers’ indices were showing signs of weakness.

Notwithstanding the tepid-to-mixed picture painted above, the path of least resistance for the Index still seemed upwards. This all changed in early May when the President tweeted his intention to raise the existing 10% tariff on some $200 billion of imported Chinese goods to 25%. The remaining $325 billion were now in the crosshairs. Trade negotiations with China had evidently broken down. On May 20, he blacklisted Chinese technology giant Huawei from buying hardware and software from U.S. companies, and on the 31st, unexpectedly threatened tariffs on

Mexican goods for reasons related to illegal immigration. The Index fell 5.70% in May.

It was central banks to the rescue in June. On June 19, the FOMC left rates unchanged, but markets listened to Powell’s comments and heard him signal a cut in July. The previous day ECB President Draghi promised more stimulus if the economic outlook failed to improve, and on the 20th Bank of Japan governor Kuroda said much the same thing, sending the Index to a new all-time high. Plans for tariffs on Mexican imports had by now been “indefinitely suspended”. Investors were then left to cheer a truce in the U.S./China trade conflict, agreed between the two Presidents on June 29.

In U.S. fixed income markets, the Treasury yield curve mostly fell and flattened over the period. It partially inverted in March, with the yield on the three-month bill greater than the yield on the ten-year note for the first time since 2007. Some commentators believe this portends economic weakness, as it implies declining short-term rates. For the half-year, the Bloomberg Barclays U.S. Aggregate Bond Index returned 6.11%.

U.S. equities, represented by the S&P 500® Index including dividends, rose 18.54%, ending fractionally below the record set on June 20. The forward price-earnings ratio of the S&P 500® Index stood at 16.6, just above the five-year average (16.5), but well above the 10-year average (14.8). Technology was the top performer, soaring 27.13%, led by Microsoft and Apple. Health care, a defensive sector subject to periodic scares over government interference, was the weakest, up 8.07%.

In currencies, the dollar edged up 0.93% against the euro and 0.45% against the pound, but slipped 1.70% against the yen. The dollar was on a rising trend against most currencies, but stalled at the increasingly likely prospect of falling interest rates.

In international markets, the MSCI Japan® Index rose just 5.81% in the half-year, reflecting Japan’s own vulnerability to a trade war and the resilient yen, despite a supportive central bank. The MSCI Europe ex UK® Index added 17.22%. However, this concealed wide differences, with auto companies vulnerable to trade frictions and banks to low interest rates, both lagging, while industrials led the way. The MSCI UK® Index rose 12.98%. As usual, a few heavily weighted constituents influenced the result. Thus, top weight HSBC returned just above 5%, while telecoms giant Vodafone and miner Glencore lost money.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolio’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,600 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

3

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019. The Portfolio’s expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2019**	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2019**

Class ADV	$1,000.00	$1,122.40	0.48%	$2.53	$1,000.00	$1,022.41	0.48%	$2.41
Class I	1,000.00	1,124.40	0.18	0.95	1,000.00	1,023.90	0.18	0.90
Class S	1,000.00	1,123.30	0.43	2.26	1,000.00	1,022.66	0.43	2.16

*	The annualized expense ratios do not include expenses of underlying funds.
**	Expenses are equal to the Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENT OF ASSETS AND LIABILITIES AS OF JUNE 30, 2019 (UNAUDITED)

ASSETS:
Investments in affiliated underlying funds at fair value*	$107,595,122
Receivables:
Investments in affiliated underlying funds sold	11,809
Fund shares sold	947
Reimbursement due from manager	7,116
Other assets	5,849
Total assets	107,620,843
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	124
Payable for fund shares redeemed	12,756
Payable for investment management fees	17,512
Payable for distribution and shareholder service fees	24,338
Payable to trustees under the deferred compensation plan (Note 6)	5,849
Payable for trustee fees	537
Other accrued expenses and liabilities	38,835
Total liabilities	99,951
NET ASSETS	$107,520,892
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$95,229,132
Total distributable earnings	12,291,760
NET ASSETS	$107,520,892

* Cost of investments in affiliated underlying funds	$104,706,583

Class ADV
Net assets	$99,634,308
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	8,692,515
Net asset value and redemption price per share	$11.46

Class I
Net assets	$7,825,243
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	676,346
Net asset value and redemption price per share	$11.57

Class S
Net assets	$61,341
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	5,344
Net asset value and redemption price per share	$11.48

See Accompanying Notes to Financial Statements

5

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2019 (UNAUDITED)

INVESTMENT INCOME:
Dividends from affiliated underlying funds	$1,528,840
Total investment income	1,528,840

EXPENSES:
Investment management fees	106,519
Distribution and shareholder service fees:
Class ADV	295,962
Class S	74
Transfer agent fees	174
Shareholder reporting expense	8,067
Professional fees	15,904
Custody and accounting expense	9,231
Trustee fees	2,148
Miscellaneous expense	4,650
Total expenses	442,729
Waived and reimbursed fees	(197,433)
Net expenses	245,296
Net investment income	1,283,544

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	252,763
Capital gain distributions from affiliated underlying funds	2,332,507
Net realized gain	2,585,270
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	8,455,397
Net change in unrealized appreciation (depreciation)	8,455,397
Net realized and unrealized gain	11,040,667
Increase in net assets resulting from operations	$12,324,211

See Accompanying Notes to Financial Statements

6

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$1,283,544	$2,563,902
Net realized gain	2,585,270	6,202,424
Net change in unrealized appreciation (depreciation)	8,455,397	(17,233,979)
Increase (decrease) in net assets resulting from operations	12,324,211	(8,467,653)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(4,138,503)
Class I	—	(396,139)
Class S	—	(2,218)
Total distributions	—	(4,536,860)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,259,058	4,539,484
Reinvestment of distributions	—	4,536,860
	2,259,058	9,076,344
Cost of shares redeemed	(9,852,639)	(24,352,660)
Net decrease in net assets resulting from capital share transactions	(7,593,581)	(15,276,316)
Net increase (decrease) in net assets	4,730,630	(28,280,829)

NET ASSETS:
Beginning of year or period	102,790,262	131,071,091
End of year or period	$107,520,892	$102,790,262

See Accompanying Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions										Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class ADV
06-30-19+	10.21	0.13	•	1.12	1.25	—		—		—	—		—	11.46	12.24	0.88	0.48	0.48	2.39	99,634	9
12-31-18	11.46	0.23	•	(1.06)	(0.83)	0.29		0.13		—	0.42		—	10.21	(7.50)	0.87	0.48	0.48	2.10	94,684	16
12-31-17	10.26	0.23	•	1.25	1.48	0.28		—		—	0.28		—	11.46	14.60	0.86	0.48	0.48	2.11	122,258	13
12-31-16	9.87	0.23	•	0.41	0.64	0.25		—		—	0.25		—	10.26	6.49	0.89	0.52	0.52	2.25	139,474	52
12-31-15	10.91	0.21	•	(0.57)	(0.36)	0.26		0.42		—	0.68		—	9.87	(3.68)	0.98	0.48	0.48	1.99	154,227	42
12-31-14	10.51	0.17	•	0.23	0.40	0.00	*	0.00	*	—	0.00	*	—	10.91	3.84	0.99	0.46	0.46	1.57	197,242	30
Class I
06-30-19+	10.29	0.15	•	1.13	1.28	—		—		—	—		—	11.57	12.44	0.28	0.18	0.18	2.65	7,825	9
12-31-18	11.55	0.28	•	(1.08)	(0.80)	0.33		0.13		—	0.46		—	10.29	(7.21)	0.27	0.18	0.18	2.48	8,051	16
12-31-17	10.34	0.25	•	1.28	1.53	0.32		—		—	0.32		—	11.55	14.98	0.26	0.18	0.18	2.29	8,755	13
12-31-16	9.95	0.25	•	0.43	0.68	0.29		—		—	0.29		—	10.34	6.81	0.24	0.22	0.22	2.41	14,747	52
12-31-15	10.99	0.25	•	(0.57)	(0.32)	0.30		0.42		—	0.72		—	9.95	(3.35)	0.23	0.18	0.18	2.36	2,994	42
12-31-14	10.55	0.19	•	0.25	0.44	0.00	*	0.00	*	—	0.00	*	—	10.99	4.21	0.24	0.15	0.15	1.74	1,456	30
Class S
06-30-19+	10.22	0.14	•	1.12	1.26	—		—		—	—		—	11.48	12.33	0.53	0.43	0.43	2.46	61	9
12-31-18	11.48	0.23		(1.06)	(0.83)	0.30		0.13		—	0.43		—	10.22	(7.47)	0.52	0.43	0.43	2.13	55	16
12-31-17	10.28	0.23		1.27	1.50	0.30		—		—	0.30		—	11.48	14.71	0.51	0.43	0.43	2.14	58	13
12-31-16	9.90	0.23		0.42	0.65	0.27		—		—	0.27		—	10.28	6.55	0.49	0.47	0.47	2.28	50	52
12-31-15	10.95	0.22	•	(0.58)	(0.36)	0.27		0.42		—	0.69		—	9.90	(3.70)	0.48	0.43	0.43	2.03	47	42
12-31-14	10.54	0.16		0.25	0.41	—		0.00	*	—	0.00	*	—	10.95	3.91	0.49	0.40	0.40	1.50	33	30

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

8

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-three active separate investment series. The series included in this report is Voya Global Perspectives® Portfolio (“Global Perspectives” or the “Portfolio”), a diversified series of the Trust. The investment objective of the Portfolio is described in the Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Institutional (“Class I”) and Service (“Class S”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolio. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolio. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolio.

Global Perspectives seeks to achieve its investment objective by investing in affiliated investment companies that, in turn, invest directly in a wide range of portfolio securities (i.e., stocks and bonds). The investment companies in which the Portfolio invests are collectively referred to as the “Underlying Funds.”

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolio in the preparation of its financial statements. The Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. The Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Portfolio is closed for business, Portfolio shares will not be priced and the Portfolio does not transact purchase and redemption orders. To the extent the Portfolio’s assets are traded in other markets on days when the Portfolio does not price its shares, the value of the Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of the Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official

9

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, the Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolio’s Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which the Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolio’s valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolio. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Portfolio.

Each investment asset or liability of the Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolio classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing the Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of the Portfolio’s assets and liabilities. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Portfolio has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statement of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

C.  Foreign Currency Translation. The books and records of the Portfolio are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolio does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Distributions to Shareholders. The Portfolio records distributions to its shareholders on the ex-dividend date. The Portfolio declares and pays dividends and capital gain distributions, if any, annually. The Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of the Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolio’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expire.

The Portfolio may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

F.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS

For the period ended June 30, 2019, the cost of purchases and the proceeds from the sales of the Underlying Funds were $9,796,735 and $16,071,011, respectively.

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolio has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolio. The Investment Adviser oversees all investment management and portfolio management services for the Portfolio and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on: 0.20% of average daily net assets invested in affiliated Underlying Funds and 0.40% of the average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Portfolio and is paid by the Investment Adviser based on the average daily net assets of the Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service plan (the “Agreement”) for the Class S shares of the Portfolio. The Agreement compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S. Under the Agreement, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S shares.

Class ADV shares have a shareholder service and distribution plan. Class ADV shares pay a shareholder service fee of 0.25% and a distribution fee of 0.35% of the Portfolio’s average daily net assets attributable to Class ADV shares. The Distributor has contractually agreed to waive 0.30% of the distribution fee for Class ADV shares of the Portfolio, so the actual fee paid by Class ADV shares is an annual rate of 0.05%. Termination or modification of this obligation requires approval by the Board.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2019, the following related/affiliated party owned more than 5% of the Portfolio:

Entity	Percentage
Voya Insurance and Annuity Company	91.86%

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.

The Portfolio has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Portfolio purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolio’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class S
Global Perspectives(1)(2)	1.55%	0.95%	1.20%

(1)	The operating expense limits shown take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by the Portfolio will vary based on the Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

(2)	Pursuant to a side letter through May 1, 2020, the total expense limits including the operating expenses incurred at the Underlying Fund level are 1.09%, 0.83% and 1.08% for Class ADV, Class I, and Class S shares respectively. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser may at a later date recoup from the Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of June 30, 2019, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

June 30,
2020	2021	2022	Total
$60,880	$113,420	$99,803	$274,103

The Expense Limitation Agreement is contractual through May 1, 2020 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective May 17, 2019, the Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through May 15, 2020. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 17, 2019, the predecessor line of credit was for an aggregate amount of $400,000,000 and paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 17, 2019.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolio did not utilize the line of credit during the period ended June 30, 2019.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Class ADV
6/30/2019	163,204	—	—	(743,943)	(580,739)	1,798,254	—	—	(8,220,487)	(6,422,233)
12/31/2018	148,056	—	374,186	(1,920,791)	(1,398,549)	1,678,572	—	4,138,503	(21,406,712)	(15,589,637)
Class I
6/30/2019	41,431	—	—	(147,375)	(105,944)	460,804	—	—	(1,631,738)	(1,170,934)
12/31/2018	250,754	—	35,592	(262,050)	24,296	2,859,543	—	396,139	(2,945,690)	309,992
Class S
6/30/2019	—	—	—	(37)	(37)	—	—	—	(414)	(414)
12/31/2018	125	—	200	(23)	302	1,369	—	2,218	(258)	3,329

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2019. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2018 was as follows:

Ordinary Income	Long-term Capital Gains
$3,212,809	$1,324,051

The tax-basis components of distributable earnings as of June 30, 2019 were:

Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
$5,050,845	$6,813,762	$431,777

At June 30, 2019, the Portfolio did not have any capital loss carryovers for U.S. federal income tax purposes.

The Portfolio’s major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of June 30, 2019, no provision for income tax is required in the Portfolio’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the earliest tax year that remains subject to examination by these jurisdictions is 2014.

NOTE 11 — OTHER ACCOUNTING PRONOUNCEMENTS

The Portfolio has made a change in accounting principle and adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2017-08 (“ASU 2017-08”), Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium; specifically, requiring the premium to be amortized to the earliest call date. Prior to ASU 2017-08, premiums on callable debt securities were generally amortized to maturity date. ASU 2017-08 is intended to more closely align the amortization period with the expectations incorporated into the market pricing on the underlying security. ASU 2017-08 does not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity date. Upon evaluation, the Portfolio has concluded that the change in accounting principle does not materially impact the financial statement amounts.

Also, in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. As of June 30, 2019, management of the Portfolio is currently assessing the potential impact to financial statement disclosure that may result from adopting this ASU.

NOTE 12 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2019, the Portfolio declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Long-term Capital Gains	Payable Date	Record Date
Class ADV	$0.3682	$0.4711	July 15, 2019	July 11, 2019
Class I	$0.4069	$0.4711	July 15, 2019	July 11, 2019
Class S	$0.3798	$0.4711	July 15, 2019	July 11, 2019

The Portfolio has evaluated events occurring after the Statement of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

14

VOYA GLOBAL PERSPECTIVES® PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED)

Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
962,544	Voya Emerging Markets Index Portfolio — Class I	$11,040,381	10.3
1,096,718	Voya Global Bond Fund — Class R6	10,703,969	9.9
1,241,737	Voya GNMA Income Fund — Class I	10,505,092	9.8
1,082,777	Voya High Yield Portfolio — Class I	10,632,872	9.9
416,818	Voya Index Plus LargeCap Portfolio — Class I	10,928,965	10.2
1,092,875	Voya International Index Portfolio — Class I	10,885,032	10.1
733,883	Voya MidCap Opportunities Portfolio — Class I	10,817,439	10.1
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
691,243	Voya Small Company Portfolio — Class I	$ 10,949,285	10.2
979,104	Voya U.S. Bond Index Portfolio — Class I	10,564,532	9.8
840,028	VY® Clarion Global Real Estate Portfolio — Class I	10,567,555	9.8
	Total Mutual Funds (Cost $104,706,583)	107,595,122	100.1
	Liabilities in Excess of Other Assets	(74,230)	(0.1)
	Net Assets	$ 107,520,892	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Mutual Funds	$107,595,122	$ —	$ —	$107,595,122
Total Investments, at fair value	$107,595,122	$ —	$ —	$107,595,122

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio — Class I	$10,253,346	$1,147,562	$(993,687)	$633,160	$11,040,381	$249,274	$203,767	$—
Voya Global Bond Fund — Class R6	10,287,608	1,072,447	(1,082,644)	426,558	10,703,969	165,103	62,029	—
Voya GNMA Income Fund — Class I	10,260,307	1,160,579	(1,183,702)	267,908	10,505,092	152,897	(14,590)	—
Voya High Yield Portfolio — Class I	10,280,117	701,567	(1,163,208)	814,396	10,632,872	291,580	(8,756)	—
Voya Index Plus LargeCap Portfolio — Class I	10,314,679	1,286,695	(1,272,692)	600,283	10,928,965	166,222	153,774	915,116
Voya International Index Portfolio — Class I	10,256,499	598,566	(941,504)	971,471	10,885,032	328,084	102,772	—
Voya MidCap Opportunities Portfolio — Class I	10,337,372	191,749	(1,596,007)	1,884,325	10,817,439	9,962	184,172	—
Voya Small Company Portfolio — Class I	10,313,036	2,200,209	(2,349,365)	785,405	10,949,285	41,864	(476,032)	1,417,391
Voya U.S. Bond Index Portfolio — Class I	10,264,985	1,107,589	(1,305,228)	497,186	10,564,532	123,854	(13,033)	—

See Accompanying Notes to Financial Statements

15

VOYA GLOBAL PERSPECTIVES® PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/19	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
VY® Clarion Global Real Estate Portfolio — Class I	$10,260,782	$329,772	$(1,597,704)	$1,574,705	$10,567,555	$—	$58,660	$—
	$102,828,731	$9,796,735	$(13,485,741)	$8,455,397	$107,595,122	$1,528,840	$252,763	$2,332,507

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $107,163,345.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$5,189,267
Gross Unrealized Depreciation	(4,757,490)
Net Unrealized Appreciation	$431,777

See Accompanying Notes to Financial Statements

16

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Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	VPSAR-VITFOFAIS (0619-082319)

Semi-Annual Report

June 30, 2019

Classes ADV and I

Voya Investors Trust		■	Voya Retirement Moderate Portfolio
■	Voya Retirement Conservative Portfolio	■	Voya Retirement Moderate Growth Portfolio
■	Voya Retirement Growth Portfolio
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-800-283-3427. Your election to receive reports in paper will apply to all the funds in which you invest.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT
voyainvestments.com

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, available for filings after March 31, 2019. The Portfolios’ Form N-Q or Form N-PORT is available on the SEC’s website at www.sec.gov. The Portfolios’ complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, are available: on www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Staying the Course for the Long Term

Dear Shareholder,

The S&P 500® Index turned in an impressive year-to-date (“YTD”) return of 18.54%; despite the trade/tariff impasse and concerns about global economic slowdown, both U.S. and international markets notched positive YTD returns. Bonds also posted solid YTD returns as the U.S. Federal Reserve Board (“Fed”) called time out from its program of interest rate hikes and hinted at the prospect of rate cuts.

May’s sharp sell-off in stocks was swiftly countered by a rally in June that helped drive global equity markets to their best first half-year performance in over two decades — yet another example of the resilience the markets and economy have displayed throughout this expansion, now the longest on record. Our view continues to be that global economic expansion will persist through 2019 and into 2020. Though there has been some softness in recent U.S. economic data, the Fed seems to be cognizant of the risks facing the economy and we believe it will provide the support necessary to prolong the cycle.

The downturn in May, followed quickly by the June rally, reminds us that volatility is an ever-present factor in the financial markets, with a penchant for appearing unannounced. Predicting downturns, with the intention of avoiding losses, is thus a futile endeavor. Seeking to avoid a loss, for example, by pulling back from equities, might expose investors to the risk of missing the next potential period of gain.

Remember that investing is for the long haul, and it’s usually inadvisable to abandon one’s long-term strategy for a short-term opportunity. We believe investors should stay focused on their long-term goals and not try to time market downturns or upturns. Only if those long-term goals change should one consider making changes to the investment strategy, and then only after thorough discussion with an investment advisor.

Voya seeks to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Dina Santoro
President
Voya Family of Funds
July 29, 2019

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2019

Many investors must have greeted the new year with trepidation. Global equities, in the form of the MSCI World IndexSM (the “Index”), measured in local currencies, including net reinvested dividends, had fallen 7.38% in 2018, after a 13.14% slump in the fourth quarter. Markets were increasingly unnerved by an intensifying economic slowdown outside of the U.S., exacerbating existing concerns about a potential trade war between the U.S. and China. (The Index returned 16.98% for the six-months ended June 30, 2019, measured in U.S. dollars.)

Furthermore, the Federal Open Market Committee (“FOMC”) still seemed intent on raising interest rates, despite no apparent inflationary threat. In December, the FOMC raised rates for the fourth time in 2018, from 2.25% to 2.50%. Chairman Powell signaled two more increases in 2019, instead of a hoped-for pause. Markets now had a potential policy mistake to worry about, in addition to everything else.

Yet the equity investor who found this all too much and sold out near year-end would have missed a rebound as intense as it was unexpected. By the end of June, the Index was up 16.69% in 2019.

Two main factors drove the recovery. Firstly, Powell changed his tune and said repeatedly that the FOMC would be “patient” as the economic data evolved. Secondly, on trade, the view emerged that, as far apart as the U.S. and China were on key issues, both were motivated to find some face-saving “deal”.

On perceived slowing global growth, there was little relief from most of the incoming data.

In continental Europe, the euro zone’s annual growth in gross domestic product (“GDP”) in the first quarter of 2019 was just 1.2%. The European Central Bank (“ECB”) forecast slightly less for 2019 as a whole. In the UK, Prime Minister May’s proposed Brexit deal was repeatedly defeated in parliament and she finally resigned on June 7 with no deal in sight.

In Japan, the economy grew at 2.1% annualized in the first quarter. But it relied on a statistical quirk as imports fell sharply, indicating weakening demand.

China’s GDP grew at 6.6% in 2018 over 2017, the smallest advance in 28 years. The official target for 2019 was lowered to 6.0% from 6.5%. Manufacturing activity was contracting, while retail sales were growing at the slowest pace in 16 years.

In the U.S., after annualized GDP growth at 2.2% in the fourth quarter of 2018, first quarter growth surprised to the upside at 3.1%, although it was flattered by volatile inventory and trade elements. The employment situation remained strong, with the unemployment rate down to 3.6%. But more forward-looking indicators like purchasing managers’ indices were showing signs of weakness.

Notwithstanding the tepid-to-mixed picture painted above, the path of least resistance for the Index still seemed upwards. This all changed in early May when the President tweeted his intention to raise the existing 10% tariff on some $200 billion of imported Chinese goods to 25%. The remaining $325 billion were now in the crosshairs. Trade negotiations with China had evidently broken down. On May 20, he blacklisted Chinese technology giant Huawei from buying hardware and software from U.S. companies, and on the 31st, unexpectedly threatened tariffs on Mexican goods for reasons related to illegal immigration. The Index fell 5.70% in May.

It was central banks to the rescue in June. On June 19, the FOMC left rates unchanged, but markets listened to Powell’s comments and heard him signal a cut in July. The previous day ECB President Draghi promised more stimulus if the economic outlook failed to improve, and on the 20th Bank of Japan governor Kuroda said much the same thing, sending the Index to a new all-time high. Plans for tariffs on Mexican imports had by now been “indefinitely suspended”. Investors were then left to cheer a truce in the U.S./China trade conflict, agreed between the two Presidents on June 29.

In U.S. fixed income markets, the Treasury yield curve mostly fell and flattened over the period. It partially inverted in March, with the yield on the three-month bill greater than the yield on the ten-year note for the first time since 2007. Some commentators believe this portends economic weakness, as it implies declining short-term rates. For the half-year, the Bloomberg Barclays U.S. Aggregate Bond Index returned 6.11%.

U.S. equities, represented by the S&P 500® Index including dividends, rose 18.54%, ending fractionally below the record set on June 20. The forward price-earnings ratio of the S&P 500® Index stood at 16.6, just above the five-year average (16.5), but well above the 10-year average (14.8). Technology was the top performer, soaring 27.13%, led by Microsoft and Apple. Health care, a defensive sector subject to periodic scares over government interference, was the weakest, up 8.07%.

In currencies, the dollar edged up 0.93% against the euro and 0.45% against the pound, but slipped 1.70% against the yen. The dollar was on a rising trend against most currencies, but stalled at the increasingly likely prospect of falling interest rates.

In international markets, the MSCI Japan® Index rose just 5.81% in the half-year, reflecting Japan’s own vulnerability to a trade war and the resilient yen, despite a supportive central bank. The MSCI Europe ex UK® Index added 17.22%. However, this concealed wide differences, with auto companies vulnerable to trade frictions and banks to low interest rates, both lagging, while industrials led the way. The MSCI UK® Index rose 12.98%. As usual, a few heavily weighted constituents influenced the result. Thus, top weight HSBC returned just above 5%, while telecoms giant Vodafone and miner Glencore lost money.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Portfolio’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 336-0066 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,600 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2019**	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2019**
Voya Retirement Conservative Portfolio
Class ADV	$1,000.00	$1,089.80	0.54%	$2.80	$1,000.00	$1,022.12	0.54%	$2.71
Class I	1,000.00	1,090.80	0.29	1.50	$1,000.00	1,023.36	0.29	1.45
Voya Retirement Growth Portfolio
Class ADV	$1,000.00	$1,135.40	0.68%	$3.60	$1,000.00	$1,021.42	0.68%	$3.41
Class I	1,000.00	1,138.00	0.26	1.38	1,000.00	1,023.51	0.26	1.30
Voya Retirement Moderate Portfolio
Class ADV	$1,000.00	$1,109.40	0.61%	$3.19	$1,000.00	$1,021.77	0.61%	$3.06
Class I	1,000.00	1,111.80	0.27	1.41	1,000.00	1,023.46	0.27	1.35
Voya Retirement Moderate Growth Portfolio
Class ADV	$1,000.00	$1,125.80	0.65%	$3.43	$1,000.00	$1,021.57	0.65%	$3.26
Class I	1,000.00	1,126.60	0.26	1.37	1,000.00	1,023.51	0.26	1.30

*	The annualized expense ratios do not include expenses of the underlying funds.

**	Expenses are equal to each Portfolios’ respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2019 (UNAUDITED)

	Voya Retirement Conservative Portfolio	Voya Retirement Growth Portfolio	Voya Retirement Moderate Portfolio	Voya Retirement Moderate Growth Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$385,276,518	$2,536,578,029	$940,661,671	$1,708,708,547
Investments in unaffiliated underlying funds at fair value**	37,984,473	105,195,527	92,656,416	108,617,035
Cash	280,222	796	345,849	1,526
Receivables:
Investments in affiliated underlying funds sold	7,040,702	362,697,813	109,763,806	306,904,104
Investments in unaffiliated underlying funds sold	16,267,904	—	—	—
Fund shares sold	88,292	49,682	8,688	10,970
Other assets	18,485	177,676	65,519	118,396
Total assets	446,956,596	3,004,699,523	1,143,501,949	2,124,360,578

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	23,326,271	255,334,418	77,858,630	196,451,634
Payable for investments in unaffiliated underlying funds purchased	—	105,246,129	31,604,712	108,669,283
Payable for fund shares redeemed	142,908	942,433	167,336	983,045
Payable for investment management fees	108,323	521,051	233,349	358,957
Payable for distribution and shareholder service fees	86,736	892,967	281,327	567,661
Payable to trustees under the deferred compensation plan (Note 6)	18,485	177,676	65,519	118,396
Payable for trustee fees	2,073	13,098	5,118	9,033
Other accrued expenses and liabilities	65,472	380,686	164,855	285,959
Total liabilities	23,750,268	363,508,458	110,380,846	307,443,968
NET ASSETS	$423,206,328	$2,641,191,065	$1,033,121,103	$1,816,916,610

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$346,483,005	$2,233,191,144	$916,973,204	$1,561,642,214
Total distributable earnings	76,723,323	407,999,921	116,147,899	255,274,396
NET ASSETS	$423,206,328	$2,641,191,065	$1,033,121,103	$1,816,916,610

* Cost of investments in affiliated underlying funds	$331,931,532	$2,412,099,107	$901,339,283	$1,629,320,143
** Cost of investments in unaffiliated underlying funds	$36,043,721	$105,246,129	$89,585,356	$108,669,283

Class ADV
Net assets	$423,135,412	$2,591,803,168	$1,013,685,153	$1,795,129,910
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	45,300,162	194,456,508	86,904,092	145,378,369
Net asset value and redemption price per share	$9.34	$13.33	$11.66	$12.35

Class I
Net assets	$70,916	$49,387,897	$19,435,950	$21,786,700
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	7,469	3,675,599	1,643,348	1,773,440
Net asset value and redemption price per share	$9.49	$13.44	$11.83	$12.28

See Accompanying Notes to Financial Statements

5

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2019 (UNAUDITED)

	Voya Retirement Conservative Portfolio	Voya Retirement Growth Portfolio	Voya Retirement Moderate Portfolio	Voya Retirement Moderate Growth Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$3,741,059	$33,198,763	$11,290,033	$21,355,044
Dividends from unaffiliated underlying funds	208,738	—	235,899	—
Total investment income	3,949,797	33,198,763	11,525,932	21,355,044

EXPENSES:
Investment management fees	541,325	3,119,364	1,273,931	2,151,176
Distribution and shareholder service fees:
Class ADV	1,027,570	6,376,682	2,491,860	4,426,324
Transfer agent fees	288	967	593	995
Shareholder reporting expense	5,694	23,411	5,145	10,500
Professional fees	11,175	48,797	17,800	39,660
Custody and accounting expense	17,617	101,190	32,840	60,560
Trustee fees	8,290	52,395	20,474	36,133
Miscellaneous expense	9,459	40,098	16,112	26,967
Interest expense	256	342	677	217
Total expenses	1,621,674	9,763,246	3,859,432	6,752,532
Waived and reimbursed fees	(509,674)	(957,764)	(790,910)	(979,093)
Net expenses	1,112,000	8,805,482	3,068,522	5,773,439
Net investment income	2,837,797	24,393,281	8,457,410	15,581,605

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	354,778	202,830	3,939,832	12,199,883
Sale of unaffiliated underlying funds	883,645	—	158,918	—
Capital gain distributions from affiliated underlying funds	2,694,779	74,384,478	15,776,704	37,354,299
Net realized gain	3,933,202	74,587,308	19,875,454	49,554,182
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	26,903,022	230,859,723	74,124,143	146,492,454
Unaffiliated underlying funds	2,126,025	(50,603)	3,283,687	(52,249)
Net change in unrealized appreciation (depreciation)	29,029,047	230,809,120	77,407,830	146,440,205
Net realized and unrealized gain	32,962,249	305,396,428	97,283,284	195,994,387
Increase in net assets resulting from operations	$35,800,046	$329,789,709	$105,740,694	$211,575,992

See Accompanying Notes to Financial Statements

6

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Retirement Conservative Portfolio		Voya Retirement Growth Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$2,837,797	$7,505,307	$24,393,281	$43,002,792
Net realized gain	3,933,202	13,347,703	74,587,308	181,985,576
Net change in unrealized appreciation (depreciation)	29,029,047	(32,610,206)	230,809,120	(426,487,656)
Increase (decrease) in net assets resulting from operations	35,800,046	(11,757,196)	329,789,709	(201,499,288)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(20,314,882)	—	(266,303,828)
Class I	—	(1,539)	—	(4,792,936)
Total distributions	—	(20,316,421)	—	(271,096,764)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	15,054,625	25,539,384	4,613,355	8,309,931
Reinvestment of distributions	—	20,316,376	—	271,096,764
	15,054,625	45,855,760	4,613,355	279,406,695
Cost of shares redeemed	(27,949,207)	(70,207,985)	(187,030,590)	(380,257,285)
Net decrease in net assets resulting from capital share transactions	(12,894,582)	(24,352,225)	(182,417,235)	(100,850,590)
Net increase (decrease) in net assets	22,905,464	(56,425,842)	147,372,474	(573,446,642)

NET ASSETS:
Beginning of year or period	400,300,864	456,726,706	2,493,818,591	3,067,265,233
End of year or period	$423,206,328	$400,300,864	$2,641,191,065	$2,493,818,591

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Retirement Moderate Portfolio		Voya Retirement Moderate Growth Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$8,457,410	$18,650,450	$15,581,605	$31,044,007
Net realized gain	19,875,454	42,705,709	49,554,182	105,276,461
Net change in unrealized appreciation (depreciation)	77,407,830	(114,401,197)	146,440,205	(253,136,299)
Increase (decrease) in net assets resulting from operations	105,740,694	(53,045,038)	211,575,992	(116,815,831)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(66,693,112)	—	(169,238,894)
Class I	—	(1,252,742)	—	(2,141,323)
Total distributions	—	(67,945,854)	—	(171,380,217)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,503,951	14,449,278	9,073,609	10,671,117
Reinvestment of distributions	—	67,945,854	—	171,380,217
	7,503,951	82,395,132	9,073,609	182,051,334
Cost of shares redeemed	(69,662,327)	(162,130,311)	(140,049,211)	(292,994,805)
Net decrease in net assets resulting from capital share transactions	(62,158,376)	(79,735,179)	(130,975,602)	(110,943,471)
Net increase (decrease) in net assets	43,582,318	(200,726,071)	80,600,390	(399,139,519)

NET ASSETS:
Beginning of year or period	989,538,785	1,190,264,856	1,736,316,220	2,135,455,739
End of year or period	$1,033,121,103	$989,538,785	$1,816,916,610	$1,736,316,220

See Accompanying Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Retirement Conservative Portfolio
Class ADV
06-30-19+	8.57	0.06	•	0.71	0.77	—	—	—	—	—	9.34	8.98	0.79	0.54	0.54	1.38	423,135	13
12-31-18	9.24	0.17		(0.41)	(0.24)	0.17	0.26	—	0.43	—	8.57	(2.74)	0.77	0.52	0.52	1.74	400,267	33
12-31-17	8.89	0.14	•	0.54	0.68	0.13	0.20	—	0.33	—	9.24	7.76	0.76	0.51	0.51	1.57	456,710	15
12-31-16	8.81	0.09		0.32	0.41	0.13	0.20	—	0.33	—	8.89	4.68	0.76	0.51	0.51	1.17	507,585	23
12-31-15	9.36	0.13		(0.20)	(0.07)	0.14	0.34	—	0.48	—	8.81	(0.80)	0.76	0.51	0.51	1.37	486,347	21
12-31-14	9.46	0.12	•	0.43	0.55	0.30	0.35	—	0.65	—	9.36	5.88	0.77	0.52	0.52	1.28	523,521	13
Class I
06-30-19+	8.70	0.08	•	0.71	0.79	—	—	—	—	—	9.49	9.08	0.29	0.29	0.29	1.66	71	13
12-31-18	9.38	0.19	•	(0.41)	(0.22)	0.20	0.26	—	0.46	—	8.70	(2.54)	0.27	0.27	0.27	2.11	34	33
12-31-17	9.04	0.31	•	0.39	0.70	0.16	0.20	—	0.36	—	9.38	7.81	0.26	0.26	0.26	3.44	17	15
12-31-16	8.97	0.14		0.29	0.43	0.16	0.20	—	0.36	—	9.04	4.73	0.26	0.26	0.26	1.52	1	23
12-31-15	9.52	0.16		(0.20)	(0.04)	0.17	0.34	—	0.51	—	8.97	(0.50)	0.26	0.26	0.26	1.72	1	21
12-31-14	9.62	0.16		0.42	0.58	0.33	0.35	—	0.68	—	9.52	6.09	0.27	0.27	0.27	1.61	1	13
Voya Retirement Growth Portfolio
Class ADV
06-30-19+	11.74	0.12	•	1.47	1.59	—	—	—	—	—	13.33	13.54	0.76	0.68	0.68	1.87	2,591,803	22
12-31-18	13.99	0.20	•	(1.13)	(0.93)	0.23	1.09	—	1.32	—	11.74	(7.47)	0.76	0.68	0.68	1.49	2,449,356	20
12-31-17	13.10	0.19	•	1.91	2.10	0.25	0.96	—	1.21	—	13.99	16.66	0.76	0.68	0.68	1.37	3,018,225	11
12-31-16	13.14	0.19	•	0.76	0.95	0.30	0.69	—	0.99	—	13.10	7.31	0.76	0.68	0.68	1.45	3,275,638	17
12-31-15	13.63	0.22	•	(0.49)	(0.27)	0.22	—	—	0.22	—	13.14	(2.03)	0.76	0.68	0.68	1.59	3,611,216	16
12-31-14	13.15	0.16	•	0.54	0.70	0.22	—	—	0.22	—	13.63	5.33	0.76	0.68	0.68	1.21	4,266,570	11
Class I
06-30-19+	11.81	0.15	•	1.48	1.63	—	—	—	—	—	13.44	13.80	0.26	0.26	0.26	2.30	49,388	22
12-31-18	14.07	0.26		(1.13)	(0.87)	0.30	1.09	—	1.39	—	11.81	(7.05)	0.26	0.26	0.26	1.94	44,463	20
12-31-17	13.18	0.25	•	1.91	2.16	0.31	0.96	—	1.27	—	14.07	17.11	0.26	0.26	0.26	1.84	49,040	11
12-31-16	13.22	0.25		0.76	1.01	0.36	0.69	—	1.05	—	13.18	7.80	0.26	0.26	0.26	1.93	47,460	17
12-31-15	13.72	0.28		(0.49)	(0.21)	0.29	—	—	0.29	—	13.22	(1.62)	0.26	0.26	0.26	2.03	47,401	16
12-31-14	13.24	0.22	•	0.54	0.76	0.28	—	—	0.28	—	13.72	5.73	0.26	0.26	0.26	1.65	51,316	11
Voya Retirement Moderate Portfolio
Class ADV
06-30-19+	10.51	0.09	•	1.06	1.15	—	—	—	—	—	11.66	10.94	0.77	0.61	0.61	1.66	1,013,685	18
12-31-18	11.79	0.19	•	(0.75)	(0.56)	0.21	0.51	—	0.72	—	10.51	(5.07)	0.77	0.61	0.61	1.68	972,232	27
12-31-17	11.35	0.17	•	1.14	1.31	0.20	0.67	—	0.87	—	11.79	11.82	0.76	0.60	0.60	1.50	1,170,685	12
12-31-16	11.49	0.15	•	0.51	0.66	0.23	0.57	—	0.80	—	11.35	5.78	0.76	0.60	0.60	1.34	1,257,324	15
12-31-15	12.68	0.18	•	(0.35)	(0.17)	0.11	0.91	—	1.02	—	11.49	(1.57)	0.76	0.60	0.60	1.47	1,387,932	18
12-31-14	12.40	0.16	•	0.49	0.65	0.37	—	—	0.37	—	12.68	5.24	0.76	0.60	0.60	1.26	1,621,085	10
Class I
06-30-19+	10.64	0.11	•	1.08	1.19	—	—	—	—	—	11.83	11.18	0.27	0.27	0.27	2.03	19,436	18
12-31-18	11.93	0.24		(0.76)	(0.52)	0.26	0.51	—	0.77	—	10.64	(4.73)	0.27	0.27	0.27	2.03	17,307	27
12-31-17	11.48	0.22		1.14	1.36	0.24	0.67	—	0.91	—	11.93	12.21	0.26	0.26	0.26	1.86	19,580	12
12-31-16	11.62	0.20	•	0.51	0.71	0.28	0.57	—	0.85	—	11.48	6.12	0.26	0.26	0.26	1.68	17,956	15
12-31-15	12.82	0.23		(0.36)	(0.13)	0.16	0.91	—	1.07	—	11.62	(1.24)	0.26	0.26	0.26	1.81	19,000	18
12-31-14	12.53	0.21		0.50	0.71	0.42	—	—	0.42	—	12.82	5.64	0.26	0.26	0.26	1.62	21,914	10

See Accompanying Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS (CONTINUED)

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Retirement Moderate Growth Portfolio
Class ADV
06-30-19+	10.97	0.10	•	1.28	1.38	—	—	—	—	—	12.35	12.58	0.76	0.65	0.65	1.73	1,795,130	24
12-31-18	12.80	0.19	•	(0.91)	(0.72)	0.22	0.89	—	1.11	—	10.97	(6.30)	0.76	0.65	0.65	1.56	1,716,501	22
12-31-17	12.23	0.18	•	1.53	1.71	0.23	0.91	—	1.14	—	12.80	14.56	0.76	0.65	0.65	1.42	2,111,439	10
12-31-16	12.76	0.18	•	0.67	0.85	0.28	1.10	—	1.38	—	12.23	6.81	0.76	0.65	0.65	1.46	2,275,963	16
12-31-15	13.54	0.21	•	(0.40)	(0.19)	0.22	0.37	—	0.59	—	12.76	(1.59)	0.76	0.65	0.65	1.56	2,521,814	16
12-31-14	13.02	0.16	•	0.58	0.74	0.22	—	—	0.22	—	13.54	5.68	0.76	0.65	0.65	1.24	2,930,279	11
Class I
06-30-19+	10.90	0.13	•	1.25	1.38	—	—	—	—	—	12.28	12.66	0.26	0.26	0.26	2.15	21,787	24
12-31-18	12.73	0.24	•	(0.90)	(0.66)	0.28	0.89	—	1.17	—	10.90	(5.90)	0.26	0.26	0.26	1.97	19,816	22
12-31-17	12.17	0.24		1.52	1.76	0.29	0.91	—	1.20	—	12.73	15.05	0.26	0.26	0.26	1.84	24,017	10
12-31-16	12.71	0.24		0.66	0.90	0.34	1.10	—	1.44	—	12.17	7.25	0.26	0.26	0.26	1.86	22,088	16
12-31-15	13.50	0.26	•	(0.40)	(0.14)	0.28	0.37	—	0.65	—	12.71	(1.24)	0.26	0.26	0.26	1.95	21,862	16
12-31-14	12.98	0.23		0.56	0.79	0.27	—	—	0.27	—	13.50	6.11	0.26	0.26	0.26	1.65	24,595	11

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

10

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust currently consists of twenty-three active separate investment series. The four series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Retirement Conservative Portfolio (“Conservative”), Voya Retirement Growth Portfolio (“Growth”), Voya Retirement Moderate Portfolio (“Moderate”) and Voya Retirement Moderate Growth Portfolio (“Moderate Growth”), each a diversified series of the Trust.

The classes of shares included in this report are: Adviser (“Class ADV”) and Institutional (“Class I”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share.

11

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality

12

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of the Portfolio’s assets and liabilities. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

C.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio declares and pays dividends and capital gain distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

D.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

E.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS

For the period ended June 30, 2019, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales
Conservative	$53,286,127	$63,435,339
Growth	563,711,040	722,923,101
Moderate	178,894,728	232,944,253
Moderate Growth	436,946,333	553,146,730

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on: 0.24% of each Portfolio’s average daily net assets invested in affiliated Underlying Funds and 0.34% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio.

13

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service and distribution plan (the “Agreement”) for the Class ADV shares of each Portfolio. The Agreement compensates the Distributor for the provision of shareholder services and/or account maintenance services and the distribution of shares to direct or indirect beneficial owners of Class ADV shares. Under the Agreement, each Portfolio makes payments to the Distributor a shareholder service fee of 0.25% and a distribution fee of 0.25% of each Portfolio’s average daily net assets attributable to Class ADV shares. The Distributor has contractually agreed to waive 0.2480%, 0.0751%, 0.1587% and 0.1106% of the distribution fee for the Class ADV shares of Conservative, Growth, Moderate and Moderate Growth, respectively. The actual distribution fee to be paid by Conservative, Growth, Moderate and Moderate Growth is at an annual rate of 0.002%, 0.1749%, 0.0913% and 0.1394%, respectively. Termination or modification of this obligation requires approval by the Board.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2019, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or other related/affiliated party owned more than 5% of the following Portfolios:

Entity	Portfolio	Percentage
Voya Institutional Trust	Conservative	20.24%
Company	Moderate	7.63
Voya Insurance and	Conservative	77.10
Annuity Company	Growth	93.85
	Moderate Growth	91.98
	Moderate	87.17

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees,

as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:

Portfolio(1)	Class ADV	Class I
Conservative	0.92%	0.67%
Growth	1.07%	0.82%
Moderate	1.00%	0.75%
Moderate Growth	1.04%	0.79%

(1)	The operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2019, the Portfolios did not have any amount of waived and/or reimbursed fees that would be subject to possible recoupment.

14

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

The Expense Limitation Agreement is contractual through May 1, 2020 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective May 17, 2019, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through May 15, 2020. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 17, 2019, the predecessor line of credit was for an aggregate amount of $400,000,000 and paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 17, 2019.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolios did not utilize the line of credit during the period ended June 30, 2019.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Retirement Conservative
Class ADV
6/30/2019	1,690,539	—	—	(3,115,288)	(1,424,749)	15,021,685	—	—	(27,949,031)	(12,927,346)
12/31/2018	2,841,914	—	2,298,064	(7,821,481)	(2,681,503)	25,517,975	—	20,314,882	(70,204,573)	(24,371,716)
Class I
6/30/2019	3,576	—	—	(19)	3,557	32,940	—	—	(176)	32,764
12/31/2018	2,338	—	167	(386)	2,119	21,409	—	1,494	(3,412)	19,491
Retirement Growth
Class ADV
6/30/2019	269,989	—	—	(14,500,624)	(14,230,635)	3,421,125	—	—	(184,672,169)	(181,251,044)
12/31/2018	453,203	—	20,675,763	(28,248,002)	(7,119,036)	6,059,810	—	266,303,828	(376,782,863)	(104,419,225)
Class I
6/30/2019	92,966	—	—	(183,066)	(90,100)	1,192,230	—	—	(2,358,421)	(1,166,191)
12/31/2018	170,333	—	370,683	(260,600)	280,416	2,250,121	—	4,792,936	(3,474,422)	3,568,635
Retirement Moderate
Class ADV
6/30/2019	578,415	—	—	(6,144,339)	(5,565,924)	6,454,978	—	—	(68,803,438)	(62,348,460)
12/31/2018	1,135,735	—	5,981,445	(13,952,186)	(6,835,006)	12,809,304	—	66,693,112	(159,101,417)	(79,599,001)
Class I
6/30/2019	93,028	—	—	(75,888)	17,140	1,048,973	—	—	(858,889)	190,084
12/31/2018	145,008	—	111,157	(271,268)	(15,103)	1,639,974	—	1,252,742	(3,028,894)	(136,178)
Retirement Moderate Growth
Class ADV
6/30/2019	629,085	—	—	(11,669,104)	(11,040,019)	7,469,560	—	—	(137,884,463)	(130,414,903)
12/31/2018	791,749	—	14,269,721	(23,572,373)	(8,510,903)	9,798,257	—	169,238,894	(289,159,538)	(110,122,387)
Class I
6/30/2019	137,957	—	—	(182,996)	(45,039)	1,604,049	—	—	(2,164,748)	(560,699)
12/31/2018	71,549	—	182,240	(322,173)	(68,384)	872,860	—	2,141,323	(3,835,267)	(821,084)

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital

15

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

No dividends or distributions were made during the six months ended June 30, 2019. The tax composition of dividends and distributions to shareholders during the year ended December 31, 2018 was as follows:

	Ordinary Income	Long-term Capital Gains
Conservative	$8,436,851	$11,879,570
Growth	47,951,500	223,145,264
Moderate	20,043,021	47,902,833
Moderate Growth	34,349,570	137,030,647

The tax-basis components of distributable earnings as of June 30, 2019 were:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
Conservative	$12,366,593	$13,172,719	$51,196,015
Growth	74,936,107	252,970,706	80,230,735
Moderate	32,239,391	59,579,922	24,373,417
Moderate Growth	60,698,353	146,880,168	47,777,872

At June 30, 2019, the Portfolios did not have any capital loss carryovers for U.S. federal income tax purposes.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of June 30, 2019, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the earliest tax year that remains subject to examination by these jurisdictions is 2014.

NOTE 11 — OTHER ACCOUNTING PRONOUNCEMENTS

The Portfolios have made a change in accounting principle and adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2017-08 (“ASU 2017-08”), Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium; specifically, requiring the premium to be amortized to the earliest call date. Prior to ASU 2017-08, premiums on callable debt securities were generally amortized to maturity date. ASU 2017-08 is intended to more closely align the amortization period with the expectations incorporated into the market pricing on the underlying security. ASU 2017-08 does not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity date. Upon evaluation, the Portfolios have concluded that the change in accounting principle does not materially impact the financial statement amounts.

Also, in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. As of June 30, 2019, management of the Portfolios are currently assessing the potential impact to financial statement disclosure that may result from adopting this ASU.

16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2019 (Unaudited) (continued)

NOTE 12 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2019, the Portfolios declared dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Conservative
Class ADV	$0.1713	$0.0016	$0.2371	July 15, 2019	July 11, 2019
Class I	$0.1953	$0.0016	$0.2371	July 15, 2019	July 11, 2019
Growth
Class ADV	$0.2414	$—	$0.9593	July 15, 2019	July 11, 2019
Class I	$0.3035	$—	$0.9593	July 15, 2019	July 11, 2019
Moderate
Class ADV	$0.2248	$—	$0.5028	July 15, 2019	July 11, 2019
Class I	$0.2677	$—	$0.5028	July 15, 2019	July 11, 2019
Moderate Growth
Class ADV	$0.2313	$—	$0.7792	July 15, 2019	July 11, 2019
Class I	$0.2843	$—	$0.7792	July 15, 2019	July 11, 2019
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

17

Voya Retirement Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 9.0%
674,560	Schwab U.S. TIPS ETF	$37,984,473	9.0
	Total Exchange-Traded Funds (Cost $36,043,721)	37,984,473	9.0

MUTUAL FUNDS: 91.0%
	Affiliated Investment Companies: 91.0%
240,753	Voya Australia Index Portfolio — Class I	2,104,179	0.5
1,102,676	Voya Emerging Markets Index Portfolio — Class I	12,647,696	3.0
606,526	Voya Euro STOXX 50® Index Portfolio — Class I	6,410,980	1.5
512,126	Voya FTSE 100 Index® Portfolio — Class I	4,250,648	1.0
449,014	Voya Japan TOPIX Index® Portfolio — Class I	4,234,200	1.0
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
1,005,434	Voya RussellTM Mid Cap Index Portfolio — Class I	$12,789,126	3.0
23,910,581	Voya U.S. Bond Index Portfolio — Class I	257,995,173	61.0
5,157,721	Voya U.S. Stock Index Portfolio — Class I	84,844,516	20.0
	Total Mutual Funds (Cost $331,931,532)	385,276,518	91.0
	Total Investments in Securities (Cost $367,975,253)	$423,260,991	100.0
	Liabilities in Excess of Other Assets	(54,663)	—
	Net Assets	$423,206,328	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$37,984,473	$ —	$ —	$37,984,473
Mutual Funds	385,276,518	—	—	385,276,518
Total Investments, at fair value	$423,260,991	$ —	$ —	$423,260,991

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2018	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio — Class I	$1,992,187	$150,563	$(301,264)	$262,693	$2,104,179	$91,709	$9,512	$—
Voya Emerging Markets Index Portfolio — Class I	7,971,688	4,929,404	(990,446)	737,050	12,647,696	192,270	(65,627)	—
Voya Euro STOXX 50® Index Portfolio — Class I	7,981,842	513,790	(3,377,279)	1,292,627	6,410,980	210,918	(147,102)	17,274
Voya FTSE 100 Index® Portfolio — Class I	4,985,947	719,849	(1,919,140)	463,992	4,250,648	213,459	(216,236)	160,769
Voya Japan TOPIX Index® Portfolio — Class I	4,977,422	920,269	(1,771,484)	107,993	4,234,200	118,700	(256,940)	400,974
Voya RussellTM Mid Cap Index Portfolio — Class I	12,026,667	3,011,386	(2,198,892)	(50,035)	12,789,126	187,727	196,573	2,115,762
Voya U.S. Bond Index Portfolio — Class I	227,380,364	38,165,520	(18,378,684)	10,827,973	257,995,173	2,726,276	(133,963)	—

See Accompanying Notes to Financial Statements

18

Voya Retirement Conservative Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/2018	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya U.S. Stock Index Portfolio — Class I	$81,375,233	$3,432,760	$(13,224,206)	$13,260,729	$84,844,516	$—	$968,561	$—
	$348,691,350	$51,843,541	$(42,161,395)	$26,903,022	$385,276,518	$3,741,059	$354,778	$2,694,779

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $372,064,976.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$55,847,339
Gross Unrealized Depreciation	(4,651,324)
Net Unrealized Appreciation	$51,196,015

See Accompanying Notes to Financial Statements

19

VOYA RETIREMENT GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 4.0%
1,868,150	Schwab U.S. TIPS ETF	$105,195,527	4.0
	Total Exchange-Traded Funds (Cost $105,246,129)	105,195,527	4.0

MUTUAL FUNDS: 96.0%
	Affiliated Investment Companies: 96.0%
5,247,201	Voya Australia Index Portfolio — Class I	45,860,540	1.7
13,731,105	Voya Emerging Markets Index Portfolio — Class I	157,495,770	6.0
11,363,852	Voya Euro STOXX 50® Index Portfolio — Class I	120,115,912	4.5
9,584,712	Voya FTSE 100 Index® Portfolio — Class I	79,553,107	3.0
1,142,635	Voya Hang Seng Index Portfolio — Class I	13,140,307	0.5
9,094,962	Voya Japan TOPIX Index® Portfolio — Class I	85,765,494	3.2
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
16,743,821	Voya RussellTM Mid Cap Index Portfolio — Class I	$212,981,402	8.1
9,970,242	Voya RussellTM Small Cap Index Portfolio — Class I	133,102,728	5.0
51,314,377	Voya U.S. Bond Index Portfolio — Class I	553,682,130	21.0
68,989,704	Voya U.S. Stock Index Portfolio — Class I	1,134,880,639	43.0
	Total Mutual Funds (Cost $2,412,099,107)	2,536,578,029	96.0
	Total Investments in Securities (Cost $2,517,345,236)	$2,641,773,556	100.0
	Liabilities in Excess of Other Assets	(582,491)	—
	Net Assets	$2,641,191,065	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$105,195,527	$ —	$ —	$105,195,527
Mutual Funds	2,536,578,029	—	—	2,536,578,029
Total Investments, at fair value	$2,641,773,556	$ —	$ —	$2,641,773,556

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2018	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio — Class I	$49,481,579	$2,362,438	$(11,906,779)	$5,923,302	$45,860,540	$2,329,982	$765,879	$—
Voya Emerging Markets Index Portfolio — Class I	198,002,353	22,165,541	(67,469,632)	4,797,508	157,495,770	4,885,049	11,444,837	—
Voya Euro STOXX 50® Index Portfolio — Class I	179,675,732	7,867,024	(85,653,363)	18,226,519	120,115,912	4,856,666	7,544,468	397,752
Voya FTSE 100 Index® Portfolio — Class I	111,460,367	11,470,486	(62,913,378)	19,535,632	79,553,107	4,881,324	(14,282,251)	3,676,432
Voya Hang Seng Index Portfolio — Class I	12,471,301	3,434,381	(1,621,988)	(1,143,387)	13,140,307	468,675	(76,400)	2,363,590
Voya Japan TOPIX Index® Portfolio — Class I	117,444,474	19,352,797	(50,132,633)	(899,144)	85,765,494	2,864,723	(3,086,429)	9,677,116

See Accompanying Notes to Financial Statements

20

VOYA RETIREMENT GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/2018	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya RussellTM Mid Cap Index Portfolio — Class I	$248,982,632	$51,516,784	$(105,002,430)	$17,484,416	$212,981,402	$3,974,469	$(15,936,720)	$44,794,033
Voya RussellTM Small Cap Index Portfolio — Class I	124,268,952	22,262,251	(17,933,419)	4,504,944	133,102,728	1,397,721	1,507,508	13,475,555
Voya U.S. Bond Index Portfolio — Class I	619,470,485	62,548,133	(156,547,351)	28,210,863	553,682,130	7,540,154	1,336,214	—
Voya U.S. Stock Index Portfolio — Class I	834,331,314	255,485,078	(89,154,823)	134,219,070	1,134,880,639	—	10,985,724	—
	$2,495,589,189	$458,464,913	$(648,335,796)	$230,859,723	$2,536,578,029	$33,198,763	$202,830	$74,384,478

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $2,561,542,821.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$159,092,969
Gross Unrealized Depreciation	(78,862,234)
Net Unrealized Appreciation	$80,230,735

See Accompanying Notes to Financial Statements

21

VOYA RETIREMENT MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 9.0%
1,645,470	Schwab U.S. TIPS ETF	$92,656,416	9.0
	Total Exchange-Traded Funds (Cost $89,585,356)	92,656,416	9.0

MUTUAL FUNDS: 91.0%
	Affiliated Investment Companies: 91.0%
1,173,512	Voya Australia Index Portfolio — Class I	10,256,495	1.0
3,584,420	Voya Emerging Markets Index Portfolio — Class I	41,113,292	4.0
2,476,719	Voya Euro STOXX 50® Index Portfolio — Class I	26,178,923	2.5
1,882,179	Voya FTSE 100 Index® Portfolio — Class I	15,622,084	1.5
223,694	Voya Hang Seng Index Portfolio — Class I	2,572,479	0.2
1,918,558	Voya Japan TOPIX Index® Portfolio — Class I	18,092,006	1.8
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
3,278,290	Voya RussellTM Mid Cap Index Portfolio — Class I	$41,699,851	4.0
1,571,722	Voya RussellTM Small Cap Index Portfolio — Class I	20,982,484	2.0
39,215,652	Voya U.S. Bond Index Portfolio — Class I	423,136,890	41.0
20,729,919	Voya U.S. Stock Index Portfolio — Class I	341,007,167	33.0
	Total Mutual Funds (Cost $901,339,283)	940,661,671	91.0
	Total Investments in Securities (Cost $990,924,639)	$1,033,318,087	100.0
	Liabilities in Excess of Other Assets	(196,984)	—
	Net Assets	$1,033,121,103	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$92,656,416	$ —	$ —	$92,656,416
Mutual Funds	940,661,671	—	—	940,661,671
Total Investments, at fair value	$1,033,318,087	$ —	$ —	$1,033,318,087

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2018	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio — Class I	$12,296,337	$596,881	$(4,065,978)	$1,429,255	$10,256,495	$567,637	$227,987	$—
Voya Emerging Markets Index Portfolio — Class I	49,203,837	5,166,713	(14,283,375)	1,026,117	41,113,292	1,190,086	3,012,363	—
Voya Euro STOXX 50® Index Portfolio — Class I	44,340,615	1,376,559	(23,362,649)	3,824,398	26,178,923	1,175,047	2,476,298	96,234
Voya FTSE 100 Index® Portfolio — Class I	29,544,153	3,260,671	(21,996,970)	4,814,230	15,622,084	1,268,425	(3,385,770)	955,330
Voya Hang Seng Index Portfolio — Class I	2,478,931	703,987	(396,158)	(214,281)	2,572,479	91,345	(16,317)	460,665
Voya Japan TOPIX Index® Portfolio — Class I	29,492,908	4,654,381	(16,217,200)	161,917	18,092,006	705,272	(1,092,102)	2,382,429

See Accompanying Notes to Financial Statements

22

VOYA RETIREMENT MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/2018	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya RussellTM Mid Cap Index Portfolio — Class I	$49,492,264	$10,734,566	$(19,525,694)	$998,715	$41,699,851	$774,599	$(530,999)	$8,730,076
Voya RussellTM Small Cap Index Portfolio — Class I	29,643,384	5,619,831	(15,371,099)	1,090,368	20,982,484	326,931	424,752	3,151,970
Voya U.S. Bond Index Portfolio — Class I	433,423,330	33,069,801	(63,737,344)	20,381,103	423,136,890	5,190,691	(64,515)	—
Voya U.S. Stock Index Portfolio — Class I	251,208,625	80,008,348	(30,822,127)	40,612,321	341,007,167	—	2,888,135	—
	$931,124,384	$145,191,738	$(209,778,594)	$74,124,143	$940,661,671	$11,290,033	$3,939,832	$15,776,704

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,008,944,670.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$49,848,093
Gross Unrealized Depreciation	(25,474,676)
Net Unrealized Appreciation	$24,373,417

See Accompanying Notes to Financial Statements

23

Voya Retirement Moderate Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 6.0%
1,928,912	Schwab U.S. TIPS ETF	$108,617,035	6.0
	Total Exchange-Traded Funds (Cost $108,669,283)	108,617,035	6.0

MUTUAL FUNDS: 94.0%
	Affiliated Investment Companies: 94.0%
2,577,064	Voya Australia Index Portfolio — Class I	22,523,537	1.2
7,874,444	Voya Emerging Markets Index Portfolio — Class I	90,319,870	5.0
5,225,261	Voya Euro STOXX 50® Index Portfolio — Class I	55,231,005	3.0
4,407,558	Voya FTSE 100 Index® Portfolio — Class I	36,582,732	2.0
786,378	Voya Hang Seng Index Portfolio — Class I	9,043,343	0.5
4,335,265	Voya Japan TOPIX Index® Portfolio — Class I	40,881,551	2.2
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
7,213,552	Voya RussellTM Mid Cap Index Portfolio — Class I	$91,756,383	5.1
4,134,769	Voya RussellTM Small Cap Index Portfolio — Class I	55,199,171	3.0
48,769,159	Voya U.S. Bond Index Portfolio — Class I	526,219,228	29.0
47,474,269	Voya U.S. Stock Index Portfolio — Class I	780,951,727	43.0
	Total Mutual Funds (Cost $1,629,320,143)	1,708,708,547	94.0
	Total Investments in Securities (Cost $1,737,989,426)	$1,817,325,582	100.0
	Liabilities in Excess of Other Assets	(408,972)	—
	Net Assets	$1,816,916,610	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Exchange-Traded Funds	$108,617,035	$ —	$ —	$108,617,035
Mutual Funds	1,708,708,547	—	—	1,708,708,547
Total Investments, at fair value	$1,817,325,582	$ —	$ —	$1,817,325,582

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2018	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Australia Index Portfolio — Class I	$30,157,385	$1,470,846	$(12,264,111)	$3,159,417	$22,523,537	$1,401,859	$897,725	$—
Voya Emerging Markets Index Portfolio — Class I	120,675,523	13,577,246	(43,492,207)	(440,692)	90,319,870	2,939,094	10,358,165	—
Voya Euro STOXX 50® Index Portfolio — Class I	94,940,229	3,957,880	(52,177,005)	8,509,901	55,231,005	2,533,567	5,049,614	207,495
Voya FTSE 100 Index® Portfolio — Class I	64,695,971	6,738,765	(46,256,271)	11,404,267	36,582,732	2,797,026	(8,315,741)	2,106,616
Voya Hang Seng Index Portfolio — Class I	4,343,073	5,615,757	(506,660)	(408,827)	9,043,343	161,140	(4,029)	812,650
Voya Japan TOPIX Index® Portfolio — Class I	64,582,429	10,231,785	(33,952,477)	19,814	40,881,551	1,555,077	(2,125,127)	5,253,097

See Accompanying Notes to Financial Statements

24

Voya Retirement Moderate Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Issuer	Beginning Fair Value at 12/31/2018	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 06/30/2019	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya RussellTM Mid Cap Index Portfolio — Class I	$121,391,291	$25,667,068	$(59,022,588)	$3,720,612	$91,756,383	$1,913,115	$(2,748,142)	$21,561,654
Voya RussellTM Small Cap Index Portfolio — Class I	69,243,522	12,745,064	(29,436,790)	2,647,375	55,199,171	768,875	800,124	7,412,787
Voya U.S. Bond Index Portfolio — Class I	604,068,266	54,965,396	(159,220,127)	26,405,693	526,219,228	7,285,291	2,113,346	—
Voya U.S. Stock Index Portfolio — Class I	563,433,903	193,307,241	(67,264,311)	91,474,894	780,951,727	—	6,173,948	—
	$1,737,531,592	$328,277,048	$(503,592,547)	$146,492,454	$1,708,708,547	$21,355,044	$12,199,883	$37,354,299

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $1,769,547,710.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$96,724,300
Gross Unrealized Depreciation	(48,946,428)
Net Unrealized Appreciation	$47,777,872

See Accompanying Notes to Financial Statements

25

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Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	VPSAR-RETADVI (0619-082319)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Complete schedule of investments, as applicable, is included as part of the report to shareholders filed under Item 1 of this Form and filed herein, as applicable.
VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2019 (Unaudited)

				Percentage
				of Net
Shares			Value	Assets
COMMON STOCK: 99.1%
		Australia: 4.5%
283,344		Dexus	$2,584,854	1.1
327,704		Goodman Group	3,463,760	1.5
1,991,281		Mirvac Group	4,383,477	1.9
			10,432,091	4.5

		Belgium: 1.0%
22,490		Shurgard Self Storage SA	813,233	0.4
8,612		Warehouses De Pauw SCA	1,449,321	0.6
			2,262,554	1.0

		Canada: 1.9%
64,664		Canadian Apartment Properties REIT	2,387,959	1.0
169,600		Chartwell Retirement Residences	1,971,144	0.9
			4,359,103	1.9

		Finland: 0.2%
32,908		Kojamo Oyj	490,946	0.2

		France: 0.9%
13,568		Unibail-Rodamco- Westfield	2,032,662	0.9

		Germany: 3.9%
75,470		Alstria Office REIT-AG	1,222,033	0.5
31,027	(1)	Deutsche Euroshop AG	857,474	0.4
7,609		LEG Immobilien AG	858,165	0.4
58,384		TAG Immobilien AG	1,348,563	0.6
39,384		TLG Immobilien AG	1,153,177	0.5
76,227		Vonovia SE	3,641,351	1.5
			9,080,763	3.9

		Hong Kong: 8.6%
391,000		CK Asset Holdings Ltd.	3,063,125	1.3
367,000		Hysan Development Co., Ltd.	1,896,345	0.8
402,500		Kerry Properties Ltd.	1,690,709	0.7
676,000		Link REIT	8,318,460	3.6
1,213,000		New World
		Development Ltd.	1,897,338	0.8
457,000		Wheelock & Co., Ltd.	3,281,537	1.4
			20,147,514	8.6

		Ireland: 0.7%
415,587		Green REIT plc	855,384	0.3
556,353		Hibernia REIT plc	890,400	0.4
			1,745,784	0.7

		Japan: 11.6%
60,700		Aeon Mall Co., Ltd.	914,626	0.4
858		Aeon REIT Investment Corp.	1,098,615	0.5
2,426		GLP J-Reit	2,763,185	1.2
3,386		Japan Hotel REIT
		Investment Corp.	2,728,061	1.2
305		Kenedix Retail REIT Corp.	749,365	0.3
1,277		LaSalle Logiport REIT	1,512,679	0.6
246,600		Mitsubishi Estate Co., Ltd.	4,595,997	2.0
111,629		Mitsui Fudosan Co., Ltd.	2,713,052	1.2
1,360		Mori Hills REIT Investment Corp.	1,926,414	0.8
754		Nippon Prologis REIT, Inc.	1,741,637	0.7
60,400		Nomura Real Estate Holdings, Inc.	1,300,956	0.6
1,906		Orix JREIT, Inc.	3,477,620	1.5
128,500		Tokyo Tatemono Co., Ltd.	1,430,551	0.6
			26,952,758	11.6

		Luxembourg: 0.6%
61,556		Grand City Properties SA	1,407,844	0.6

		Norway: 0.4%
69,208	(2)	Entra ASA	1,063,703	0.4

		Singapore: 2.5%
1,228,600		CapitaLand Ltd.	3,208,156	1.4
763,799		Mapletree Logistics Trust	898,156	0.4
1,187,900		Suntec Real Estate
		Investment Trust	1,704,164	0.7
			5,810,476	2.5

		Spain: 0.9%
189,082		Inmobiliaria Colonial Socimi SA	2,105,976	0.9

		Sweden: 3.3%
143,394		Castellum AB	2,743,804	1.2
146,755	(1)	Fabege AB	2,209,709	1.0
107,835		Kungsleden AB	890,353	0.4
43,508		Pandox AB	801,812	0.3
67,603	(1)	Wihlborgs Fastigheter AB	980,811	0.4
			7,626,489	3.3

		United Kingdom: 4.7%
86,861		Big Yellow Group PLC	1,092,482	0.4
13,758		Derwent London PLC	544,829	0.2
326,701		Grainger PLC	1,018,983	0.5
106,301		Land Securities Group PLC	1,126,021	0.5
121,568		Safestore Holdings PLC	947,157	0.4
373,559		Segro PLC	3,468,325	1.5
549,678	(2)	Tritax EuroBox PLC	672,101	0.3
163,686		Unite Group PLC	2,025,426	0.9
			10,895,324	4.7

		United States: 53.4%
32,165		Alexandria Real Estate Equities, Inc.	4,538,160	1.9
70,425		American Campus Communities, Inc.	3,250,818	1.4
56,570		Americold Realty Trust	1,833,999	0.8
24,607		AvalonBay Communities, Inc.	4,999,650	2.1
69,485		Brandywine Realty Trust	995,025	0.4
173,537		Brixmor Property Group, Inc.	3,102,842	1.3
22,665		Camden Property Trust	2,365,999	1.0

See Accompanying Notes to Financial Statements
1

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2019 (Unaudited) (CONTINUED)

75,700		Columbia Property Trust, Inc.	1,570,018	0.7
81,818		Cousins Properties, Inc.	2,959,357	1.3
8,798		Crown Castle International Corp.	1,146,819	0.5
110,654		CubeSmart	3,700,270	1.6
69,354		Douglas Emmett, Inc.	2,763,063	1.2
7,615		Equinix, Inc.	3,840,168	1.7
93,527		Equity Residential	7,100,570	3.1
59,194		Extra Space Storage, Inc.	6,280,483	2.7
120,874		HCP, Inc.	3,865,551	1.7
122,820		Healthcare Trust of America, Inc.	3,368,953	1.4
133,457		Host Hotels & Resorts, Inc.	2,431,587	1.0
90,843		Hudson Pacific Properties, Inc.	3,022,347	1.3
149,049		Invitation Homes, Inc.	3,984,080	1.7
50,480		Liberty Property Trust	2,526,019	1.1
61,067		MGM Growth Properties LLC	1,871,704	0.8
63,186		Park Hotels & Resorts, Inc.	1,741,406	0.7
48,629		Pebblebrook Hotel Trust	1,370,365	0.6
85,857		Piedmont Office Realty Trust, Inc.	1,711,130	0.7
104,745		ProLogis, Inc.	8,390,075	3.6
31,162	(1)	QTS Realty Trust, Inc.	1,439,061	0.6
71,935		Regency Centers Corp.	4,800,942	2.1
36,387		Simon Property Group, Inc.	5,813,187	2.5
115,897		STORE Capital Corp.	3,846,621	1.7
19,835		Sun Communities, Inc.	2,542,649	1.1
47,375		Taubman Centers, Inc.	1,934,321	0.8
391,877		Vereit, Inc.	3,530,812	1.5
182,086		VICI Properties, Inc.	4,013,175	1.7
38,958		Vornado Realty Trust	2,497,208	1.1
113,299		Welltower, Inc.	9,237,267	4.0
			124,385,701	53.4

		Total Common Stock (Cost $186,786,223)	230,799,688	99.1

				Percentage
Principal				of Net
Amount†			Value	Assets
SHORT-TERM INVESTMENTS: 2.6%
		Repurchase Agreements(3): 1.7%
1,000,000	(3)	Bank of Montreal, Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,000,205, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 5.500%, Market Value plus accrued interest $1,020,000, due 08/15/19-05/20/68)	1,000,000	0.4
1,000,000	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $1,000,208, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 10.000%, Market Value plus accrued interest $1,020,000, due 06/30/19-05/20/69)	1,000,000	0.4
1,000,000	(3)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,000,205, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 9.500%, Market Value plus accrued interest $1,020,000, due 07/02/19-01/20/63)	1,000,000	0.4
1,000,000	(3)	HSBC Securities USA, Repurchase Agreement dated 06/28/19, 2.52%, due 07/01/19 (Repurchase Amount $1,000,207, collateralized by various U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,020,000, due 04/01/21-06/01/49)	1,000,000	0.4
79,712	(3)	Nomura Securities, Repurchase Agreement dated 06/28/19, 2.48%, due 07/01/19 (Repurchase Amount $79,728, collateralized by various U.S. Government Securities, 0.000%-3.375%, Market Value plus accrued interest $81,306, due 07/18/19-09/09/49)	79,712	0.1
			4,079,712	1.7

See Accompanying Notes to Financial Statements
2

VY® Clarion Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2019 (Unaudited) (CONTINUED)

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.9%
2,050,901	(4) BlackRock Liquidity
	Funds, FedFund,
	Institutional Class,
	2.290%
	(Cost $2,050,901)	2,050,901	0.9

	Total Short-Term
	Investments
	(Cost $6,130,613)	6,130,613	2.6

	Total Investments in
	Securities
	(Cost $192,916,836)	$236,930,301	101.7
	Liabilities in Excess of
	Other Assets	(4,059,773)	(1.7)
	Net Assets	$232,870,528	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2019.

* Includes short-term investments.

See Accompanying Notes to Financial Statements
3

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2019 (unaudited)

				Percentage
				of Net
Shares			Value	Assets
COMMON STOCK: 94.8%
		Communication Services: 3.9%
75,195		CBS Corp. - Class B	$3,752,230	0.8
23,092	(1)	Charter
		Communications, Inc.	9,125,497	2.0
114,804		Comcast Corp. – Class
		A	4,853,913	1.1
			17,731,640	3.9

		Consumer Discretionary: 7.9%
165,541	(1)	Capri Holdings Ltd.	5,740,962	1.3
175,922		Carnival Corp.	8,189,169	1.8
154,147		eBay, Inc.	6,088,806	1.3
305,875		General Motors Co.	11,785,364	2.6
1,515,056		Kingfisher PLC	4,129,573	0.9
			35,933,874	7.9

		Consumer Staples: 6.1%
198,215		Mondelez International,
		Inc.	10,683,789	2.3
138,993		Philip Morris
		International, Inc.	10,915,120	2.4
172,262	(1)	US Foods Holding Corp.	6,160,089	1.4
			27,758,998	6.1

		Energy: 12.7%
1,124,908		BP PLC	7,836,999	1.7
188,897		Canadian Natural
		Resources Ltd.	5,093,317	1.1
50,609		Chevron Corp.	6,297,784	1.4
281,164		Devon Energy Corp.	8,018,797	1.8
423,607		Marathon Oil Corp.	6,019,455	1.3
64,052		Occidental Petroleum
		Corp.	3,220,535	0.7
340,177		Royal Dutch Shell PLC -
		Class A	11,102,596	2.5
77,105		Schlumberger Ltd.	3,064,153	0.7
260,814		TechnipFMC PLC	6,765,515	1.5
			57,419,151	12.7

		Financials: 27.2%
267,916		American International
		Group, Inc.	14,274,565	3.2
155,213		AXA Equitable Holdings,
		Inc.	3,243,952	0.7
642,144		Bank of America Corp.	18,622,176	4.1
331,389		Citigroup, Inc.	23,207,172	5.1
274,072		Citizens Financial
		Group, Inc.	9,691,186	2.2
7,610		First Horizon National
		Corp.	113,617	0.0
34,356		Goldman Sachs Group,
		Inc.	7,029,238	1.6
122,943		JPMorgan Chase & Co.	13,745,027	3.0
251,957		Morgan Stanley	11,038,236	2.4
37,803		PNC Financial Services
		Group, Inc.	5,189,596	1.2
32,237		State Street Corp.	1,807,206	0.4
149,230		Wells Fargo & Co.	7,061,564	1.6
40,749		Willis Towers Watson
		PLC	7,805,063	1.7
			122,828,598	27.2

		Health Care: 15.8%
57,653	(1)	Alcon, Inc.	3,560,052	0.8
17,445		Anthem, Inc.	4,923,153	1.1
124,157		Bristol-Myers Squibb
		Co.	5,630,520	1.2
40,916	(1)	Celgene Corp.	3,782,275	0.8
116,630		CVS Health Corp.	6,355,169	1.4
103,602		Johnson & Johnson	14,429,687	3.2
50,833		McKesson Corp.	6,831,447	1.5
53,243		Medtronic PLC	5,185,336	1.2
100,875		Novartis AG	9,209,058	2.0
60,764		Sanofi	5,251,366	1.2
53,660		Zimmer Biomet
		Holdings, Inc.	6,317,928	1.4
			71,475,991	15.8

		Industrials: 6.7%
79,639		CSX Corp.	6,161,669	1.4
53,323		General Dynamics Corp.	9,695,188	2.1
49,674		Ingersoll-Rand PLC -
		Class A	6,292,206	1.4
196,901		Johnson Controls
		International plc	8,133,980	1.8
			30,283,043	6.7

		Information Technology: 10.2%
29,242		Apple, Inc.	5,787,577	1.3
160,326		Cisco Systems, Inc.	8,774,642	1.9
83,378		Cognizant Technology
		Solutions Corp.	5,285,331	1.2
184,247		Intel Corp.	8,819,904	2.0
201,919		Oracle Corp.	11,503,325	2.5
78,138		Qualcomm, Inc.	5,943,958	1.3
			46,114,737	10.2

		Materials: 3.2%
130,429	(1)	Corteva, Inc.	3,856,785	0.8
64,252		Dow, Inc.	3,168,266	0.7
53,040		DowDuPont, Inc.	3,981,713	0.9
66,754	(2)	Nutrien Ltd.	3,568,669	0.8
			14,575,433	3.2

		Utilities: 1.1%
26,711		Duke Energy Corp.	2,356,978	0.5
61,370		FirstEnergy Corp.	2,627,250	0.6
			4,984,228	1.1

	Total Common Stock
	(Cost $361,244,313)		429,105,693	94.8

See Accompanying Notes to Financial Statements
4

VY® Invesco Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2019 (Unaudited) (CONTINUED)

				Percentage
Principal				of Net
Amount†			Value	Assets
SHORT-TERM INVESTMENTS: 5.7%
		Repurchase Agreements(3): 0.8%
633,784	(3)	BNP Paribas S.A., Repurchase Agreement dated 06/28/19, 2.48%, due 07/01/19 (Repurchase Amount $633,913, collateralized by various U.S. Government Securities, 0.000%-8.125%, Market Value plus accrued interest $646,460, due 06/30/19-02/15/49)	633,784	0.2
1,000,000	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $1,000,208, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 10.000%, Market Value plus accrued interest $1,020,000, due 06/30/19-05/20/69)	1,000,000	0.2
1,000,000	(3)	Citigroup, Inc., Repurchase Agreement dated 06/28/19, 2.50%, due 07/01/19 (Repurchase Amount $1,000,205, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 9.500%, Market Value plus accrued interest $1,020,000, due 07/02/19-01/20/63)	1,000,000	0.2
1,000,000	(3)	Daiwa Capital Markets, Repurchase Agreement dated 06/28/19, 2.53%, due 07/01/19 (Repurchase Amount $1,000,208, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 6.500%, Market Value plus accrued interest $1,020,000, due 07/05/19-09/09/49)	1,000,000	0.2
			3,633,784	0.8

		Mutual Funds: 4.9%
22,158,416	(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.290% (Cost $22,158,416)	22,158,416	4.9

	Total Short-Term Investments (Cost $25,792,200)		25,792,200	5.7

	Total Investments in Securities (Cost $387,036,513)		$454,897,893	100.5
	Liabilities in Excess of Other Assets		(2,401,062)	(0.5)
	Net Assets		$452,496,831	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements
5

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2019 (Unaudited)

				Percentage
				of Net
Shares			Value	Assets
COMMON STOCK: 98.1%
		Argentina: 2.3%
18,900	(1)	MercadoLibre, Inc.	$11,562,453	2.3

		Australia: 0.4%
379,686		Oil Search Ltd.	1,893,433	0.4

		Brazil: 6.4%
1,472,645		Ambev SA ADR	6,877,252	1.4
825,420		B3 SA - Brasil Bolsa
		Balcao	8,067,296	1.6
1,818,303		Kroton Educacional SA	5,199,278	1.0
556,013		Lojas Renner SA	6,805,456	1.4
147,520		Raia Drogasil SA	2,946,212	0.6
298,760		Ultrapar Participacoes
		SA	1,571,623	0.3
100,116		Weg S.A.	562,378	0.1
			32,029,495	6.4

		China: 28.6%
148,732	(1)	Alibaba Group Holding
		Ltd. ADR	25,202,638	5.0
31,960	(1)	Baidu, Inc. ADR	3,750,826	0.8
171,800		Foshan Haitian
		Flavouring & Food Co.
		Ltd. - A Shares	2,631,867	0.5
737,462		Hangzhou Robam
		Appliances Co. Ltd. - A
		Shares	2,922,075	0.6
1,053,559		Han's Laser Technology
		Industry Group Co. Ltd.
		- A Shares	5,290,577	1.1
165,560		Huazhu Group Ltd. ADR	6,001,550	1.2
290,800		Inner Mongolia Yili
		Industrial Group Co. Ltd.
		- A Shares	1,417,513	0.3
1,276,484		Inner Mongolia Yili
		Industrial Group Co. Ltd.
		- A Shares	6,222,256	1.2
45,500		Kweichow Moutai Co.
		Ltd. - A Shares	6,534,874	1.3
307,377	(1)	Meituan Dianping- Class
		B	2,699,786	0.5
966,000		Midea Group Co. Ltd. -
		A Shares	7,321,277	1.5
85,030	(1)	New Oriental Education
		& Technology Group,
		Inc. ADR	8,212,197	1.6
2,051,000		Ping An Insurance
		Group Co. of China Ltd.
		- H Shares	24,663,021	4.9
462,500		Shenzhou International
		Group Holdings Ltd.	6,380,054	1.3
524,400		Tencent Holdings Ltd.	23,723,551	4.7
391,500	(1),(2)	Wuxi Biologics Cayman,
		Inc. - H Shares	3,512,344	0.7
145,360		Yum China Holdings,
		Inc.	6,715,632	1.4
			143,202,038	28.6

		Egypt: 0.9%
1,011,037		Commercial
		International Bank Egypt
		SAE REG GDR	4,303,267	0.9

		Hong Kong: 8.6%
2,790,600		AIA Group Ltd.	30,135,418	6.0
22,300		Jardine Matheson
		Holdings Ltd.	1,406,528	0.3
1,467,500		Techtronic Industries
		Co., Ltd.	11,242,271	2.3
			42,784,217	8.6

		Hungary: 0.9%
116,170		OTP Bank Nyrt	4,626,052	0.9

		India: 18.6%
177,470		Asian Paints Ltd.	3,490,602	0.7
180,680		HDFC Bank Ltd. ADR	23,495,627	4.7
63,590		HDFC Bank Ltd. -
		Foreign Premium	2,252,437	0.4
1,129,220	(2)	HDFC Standard Life
		Insurance Co. Ltd.	7,591,752	1.5
800,565		Housing Development
		Finance Corp.	25,420,459	5.1
268,348		IndusInd Bank Ltd.	5,483,393	1.1
1,222,390		ITC Ltd.	4,847,272	0.9
324,900		Kotak Mahindra Bank
		Ltd.	6,952,548	1.4
274,282		Tata Consultancy
		Services Ltd.	8,850,930	1.8
74,110		Ultratech Cement Ltd.	4,889,186	1.0
			93,274,206	18.6

		Indonesia: 2.3%
3,282,100		Bank Central Asia Tbk
		PT	6,964,866	1.4
14,286,300		Bank Rakyat Indonesia	4,410,539	0.9
			11,375,405	2.3

		Macau: 1.2%
1,228,000		Sands China Ltd.	5,866,239	1.2

		Mexico: 3.1%
45,240		Fomento Economico
		Mexicano SAB de CV
		ADR	4,376,970	0.9
1,418,140		Grupo Financiero
		Banorte	8,236,756	1.6
766,610		Infraestructura
		Energetica Nova SAB
		de CV	3,016,714	0.6
			15,630,440	3.1

		Panama: 1.1%
57,160		Copa Holdings S.A.-
		Class A	5,577,101	1.1

		Peru: 1.1%
22,948		Credicorp Ltd.	5,253,027	1.1

		Portugal: 1.1%
349,120		Jeronimo Martins SGPS
		SA	5,627,524	1.1

See Accompanying Notes to Financial Statements
6

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2019 (Unaudited) (CONTINUED)

	Russia: 3.4%
4,561,146	(1) Sberbank of Russia
	PJSC	17,171,951	3.4

	South Africa: 4.4%
525,288	Bid Corp. Ltd.	11,438,570	2.3
34,301	(3) Capitec Bank Holdings
	Ltd.	3,162,803	0.6
168,460	(3) Mr Price Group Ltd.	2,372,407	0.5
912,891	Sanlam Ltd.	5,068,947	1.0
		22,042,727	4.4

	South Korea: 5.1%
11,610	NCSoft Corp.	4,802,794	1.0
507,060	Samsung Electronics
	Co., Ltd.	20,647,657	4.1
		25,450,451	5.1

	Spain: 0.4%
442,600	Prosegur Cia de
	Seguridad SA	2,078,549	0.4

	Taiwan: 6.1%
35,000	Largan Precision Co.
	Ltd.	4,371,274	0.9
501,000	President Chain Store
	Corp.	4,848,598	0.9
1,103,223	Taiwan Semiconductor
	Manufacturing Co., Ltd.	8,437,873	1.7
328,311	Taiwan Semiconductor
	Manufacturing Co., Ltd.
	ADR	12,859,942	2.6
		30,517,687	6.1

	Turkey: 0.5%
213,710	Ford Otomotiv Sanayi
	AS	2,305,283	0.5

	United States: 1.6%
47,630	(1) EPAM Systems, Inc.	8,244,753	1.6

	Total Common Stock
	(Cost $339,803,508)	490,816,298	98.1

PREFERRED STOCK: 1.4%
	Brazil: 1.4%
772,347	Itau Unibanco Holding
	S.A.	7,283,085	1.4

	Total Preferred Stock
	(Cost $4,554,035)	7,283,085	1.4

	Total Long-Term
	Investments
	(Cost $344,357,543)	498,099,383	99.5

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 0.5%
		Repurchase Agreements(4): 0.5%
1,000,000	(4) Bank of America
	Securities Inc.,
		Repurchase Agreement
		dated 06/28/19, 2.50%,
	due 07/01/19
	(Repurchase Amount
	$1,000,205,
		collateralized by various
	U.S. Government
	Agency Obligations,
		3.298%-4.500%, Market
	Value plus accrued
	interest $1,020,000, due
	06/01/46-07/01/49)	1,000,000	0.2
280,574	(4)	JPMorgan Chase & Co.,
		Repurchase Agreement
		dated 06/28/19, 2.53%,
	due 07/01/19
	(Repurchase Amount
		$280,632, collateralized
	by various U.S.
		Government Securities,
		0.875%-1.750%, Market
	Value plus accrued
		interest $286,186, due
	07/31/19-06/30/22)	280,574	0.1
1,000,000	(4) RBC Dominion
	Securities Inc.,
		Repurchase Agreement
		dated 06/28/19, 2.51%,
	due 07/01/19
	(Repurchase Amount
	$1,000,206,
		collateralized by various
		U.S. Government/U.S.
	Government Agency
	Obligations, 0.000%-
		7.000%, Market Value
	plus accrued interest
	$1,020,000, due
	07/18/19-09/09/49)	1,000,000	0.2
		2,280,574	0.5

	Total Short-Term
	Investments
	(Cost $2,280,574)	2,280,574	0.5

	Total Investments in
	Securities
	(Cost $346,638,117)	$500,379,957	100.0
	Liabilities in Excess of
	Other Assets	(215,033)	–
	Net Assets	$500,164,924	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	Represents securities purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements
7

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF June 30, 2019 (Unaudited)

				Percentage
				of Net
Shares			Value	Assets
COMMON STOCK: 60.6%
		Communication Services: 3.5%
11,332	(1),(2)	Alphabet, Inc. - Class A	$12,270,290	0.2
134,085	(2)	Alphabet, Inc. - Class C	144,933,817	2.0
491,400	(2)	Facebook, Inc. - Class A	94,840,200	1.3
			252,044,307	3.5

		Consumer Discretionary: 5.1%
80,800	(2)	Amazon.com, Inc.	153,005,304	2.2
801,666		Aptiv PLC	64,798,663	0.9
468,540		Hilton Worldwide Holdings, Inc.	45,795,100	0.6
217,620		McDonald's Corp.	45,190,969	0.6
522,164	(1)	Yum! Brands, Inc.	57,787,890	0.8
			366,577,926	5.1

		Consumer Staples: 0.4%
983,986	(3)	Keurig Dr Pepper, Inc.	28,437,195	0.4

		Energy: 0.4%
241,600		Concho Resources, Inc./Midland TX	24,928,288	0.4

		Financials: 6.9%
904,978		Intercontinental Exchange, Inc.	77,773,809	1.1
1,811,109		Marsh & McLennan Cos., Inc.	180,658,123	2.5
706,014		PNC Financial Services Group, Inc.	96,921,602	1.4
595,444		S&P Global, Inc.	135,636,189	1.9
			490,989,723	6.9

		Health Care: 14.1%
1,477,088	(2)	Alcon, Inc.	91,209,655	1.3
173,500		Anthem, Inc.	48,963,435	0.7
1,002,118	(2),(3)	Avantor, Inc.	19,130,433	0.3
665,739		Becton Dickinson & Co.	167,772,885	2.3
1,512,908		Danaher Corp.	216,224,811	3.0
2,292,360	(3)	PerkinElmer, Inc.	220,845,963	3.1
533,121		Thermo Fisher Scientific, Inc.	156,566,975	2.2
345,100	(1)	UnitedHealth Group, Inc.	84,207,851	1.2
			1,004,922,008	14.1

		Industrials: 8.7%
164,451	(3)	Equifax, Inc.	22,240,353	0.3
1,862,354		Fortive Corp.	151,819,098	2.2
16,262,918		General Electric Co.	170,760,639	2.4
507,452		Republic Services, Inc.	43,965,641	0.6
375,378		Roper Technologies, Inc.	137,485,947	1.9
989,916	(3)	Waste Connections, Inc.	94,616,171	1.3
			620,887,849	8.7

		Information Technology: 15.0%
2,236,013	(2),(3)	Fiserv, Inc.	203,834,945	2.9
338,700		Global Payments, Inc.	54,236,031	0.8
1,570,985		Maxim Integrated Products	93,976,323	1.3
1,831,900		Microsoft Corp.	245,401,324	3.4
1,317,254	(3)	TE Connectivity Ltd.	126,166,588	1.8
1,389,871	(1)	Texas Instruments, Inc.	159,501,596	2.2
1,060,457	(1)	Visa, Inc. - Class A	184,042,312	2.6
			1,067,159,119	15.0

		Materials: 0.2%
182,534		DowDuPont, Inc.	13,702,827	0.2

		Real Estate: 0.5%
177,900		American Tower Corp.	36,371,655	0.5

		Utilities: 5.8%
1,046,563		American Electric Power Co., Inc.	92,108,010	1.3
419,887		American Water Works Co., Inc.	48,706,892	0.7
887,880		Eversource Energy	67,265,789	0.9
231,711		NextEra Energy, Inc.	47,468,315	0.7
2,463,143		NiSource, Inc.	70,938,518	1.0
1,458,104		Xcel Energy, Inc.	86,742,607	1.2
			413,230,131	5.8
	Total Common Stock (Cost $3,412,059,797)		4,319,251,028	60.6

PREFERRED STOCK: 5.6%
		Consumer Discretionary: 0.1%
576,340	(2),(4),(5)	Aurora Innovation, Inc., - Series B	5,325,555	0.1

		Financials: 1.7%
250,000	(2),(6)	Charles Schwab Corp. - Series C	6,515,000	0.1
23,000	(2),(3),(6)	Charles Schwab Corp. - Series D	606,050	0.0
550,000	(2),(3),(6)	JPMorgan Chase & Co.	14,806,000	0.2
38,102	(2),(6)	State Street Corp. - Series E	965,885	0.0
250,000	(2),(6)	US Bancorp	6,485,000	0.1
166,000	(2),(6),(7)	US Bancorp - Series G	4,448,800	0.1
62,289	(2)	Wells Fargo & Co.	84,974,654	1.2
			118,801,389	1.7

		Health Care: 1.7%
982,882	(2)	Avantor, Inc.	64,978,329	0.9
951,470	(2)	Becton Dickinson and Co.	58,905,508	0.8
			123,883,837	1.7

		Industrials: 0.2%
17,812	(2)	Fortive Corp.	18,255,697	0.2

		Utilities: 1.9%
165,000	(2),(6)	Alabama Power Co.	4,214,100	0.1
176,676	(2)	American Electric Power Co., Inc.	9,453,933	0.1
800,000	(2),(6)	CMS Energy Corp.	21,320,000	0.3
1,050,000	(2),(6)	CMS Energy Corp.	27,856,500	0.4

See Accompanying Notes to Financial Statements
8

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF June 30, 2019 (Unaudited) (CONTINUED)

560,000	(2),(6)	DTE Energy Co.	14,369,600	0.2
540,000	(2),(6)	Duke Energy Corp.	14,428,800	0.2
525,000	(2),(6),(7)	NiSource, Inc.	13,781,250	0.2
29,790	(2),(6)	SCE Trust II	671,764	0.0
324,305	(2),(6),(7)	SCE Trust III	7,929,257	0.1
540,000	(2),(3),(6),(7)	SCE Trust IV	13,095,000	0.2
175,000	(2),(6),(7)	SCE Trust V	4,238,500	0.1
125,000	(2),(6)	SCE Trust VI	2,811,250	0.0
			134,169,954	1.9

	Total Preferred Stock
	(Cost $361,401,865)		400,436,432	5.6

				Percentage
Principal				of Net
Amount†			Value	Assets
CORPORATE BONDS/NOTES: 18.8%
		Communications: 6.0%
7,190,000		Amazon.com, Inc.,
		2.600%, 12/05/2019	7,199,144	0.1
6,450,000	(3),(8)	CCO Holdings LLC /
		CCO Holdings Capital
		Corp., 4.000%,
		03/01/2023	6,480,234	0.1
4,285,000		CCO Holdings LLC /
		CCO Holdings Capital
		Corp., 5.125%,
		02/15/2023	4,363,415	0.1
12,375,000	(8)	CCO Holdings LLC /
		CCO Holdings Capital
		Corp., 5.125%,
		05/01/2023	12,665,033	0.2
28,235,000	(8)	CCO Holdings LLC /
		CCO Holdings Capital
		Corp., 5.125%,
		05/01/2027	29,303,977	0.4
38,178,000	(8)	CCO Holdings LLC /
		CCO Holdings Capital
		Corp., 5.000%,
		02/01/2028	39,082,819	0.5
3,926,000		CCO Holdings LLC /
		CCO Holdings Capital
		Corp., 5.250%,
		03/15/2021	3,945,630	0.0
9,450,000		CCO Holdings LLC /
		CCO Holdings Capital
		Corp., 5.250%,
		09/30/2022	9,610,414	0.1
6,575,000		CCO Holdings LLC /
		CCO Holdings Capital
		Corp., 5.750%,
		09/01/2023	6,737,271	0.1
7,425,000		CCO Holdings LLC /
		CCO Holdings Capital
		Corp., 5.750%,
		01/15/2024	7,609,697	0.1
4,801,000	(8)	CCO Holdings LLC /
		CCO Holdings Capital
		Corp., 5.875%,
		04/01/2024	5,029,047	0.1
2,725,000		Charter
		Communications
		Operating LLC /
		Charter
		Communications
		Operating Capital,
		3.579%, 07/23/2020	2,749,573	0.0
5,540,000		Comcast Corp.,
		2.649%, (US0003M +
		0.330%), 10/01/2020	5,551,321	0.1
4,375,000		Comcast Corp.,
		2.759%, (US0003M +
		0.440%), 10/01/2021	4,393,589	0.1
11,285,000		Comcast Corp.,
		3.300%, 10/01/2020	11,436,497	0.2
5,115,000		Comcast Corp.,
		3.450%, 10/01/2021	5,263,620	0.1
3,600,000		Level 3 Financing,
		Inc., 5.375%,
		08/15/2022	3,613,500	0.0
25,880,000	(3)	Netflix, Inc., 4.375%,
		11/15/2026	26,534,764	0.4
48,465,000	(3)	Netflix, Inc., 4.875%,
		04/15/2028	50,221,856	0.7
4,350,000		Netflix, Inc., 5.375%,
		02/01/2021	4,507,687	0.1
3,275,000	(3)	Netflix, Inc., 5.500%,
		02/15/2022	3,455,125	0.0
12,275,000	(3)	Netflix, Inc., 5.875%,
		02/15/2025	13,563,875	0.2
48,940,000	(3)	Netflix, Inc., 5.875%,
		11/15/2028	54,304,803	0.8
30,475,000	(3),(8)	Netflix, Inc., 6.375%,
		05/15/2029	34,712,549	0.5
7,870,000	(3),(8)	Sirius XM Radio, Inc.,
		3.875%, 08/01/2022	7,929,025	0.1
6,510,000	(3),(8)	Sirius XM Radio, Inc.,
		4.625%, 05/15/2023	6,607,650	0.1
6,365,000	(3),(8)	Sirius XM Radio, Inc.,
		6.000%, 07/15/2024	6,565,497	0.1
2,870,000		T-Mobile USA, Inc.,
		6.000%, 03/01/2023	2,941,750	0.0
14,170,000	(8)	Unitymedia GmbH,
		6.125%, 01/15/2025	14,811,192	0.2
7,275,000		Verizon
		Communications, Inc.,
		3.125%, 03/16/2022	7,457,632	0.1
7,275,000		Verizon
		Communications, Inc.,
		3.410%, (US0003M +
		1.000%), 03/16/2022	7,387,624	0.1
635,000		Virgin Media Secured
		Finance PLC, 5.250%,
		01/15/2021	664,528	0.0
23,157,000	(8)	Zayo Group LLC /
		Zayo Capital, Inc.,
		5.750%, 01/15/2027	23,620,140	0.3
			430,320,478	6.0

		Consumer, Cyclical: 2.5%
5,420,000	(8)	1011778 BC ULC /
		New Red Finance,
		Inc., 4.625%,
		01/15/2022	5,433,550	0.1
1,300,000		Aptiv PLC, 4.350%,
		03/15/2029	1,370,586	0.0
10,455,000	(3),(8)	Aramark Services,
		Inc., 5.000%,
		04/01/2025	10,637,963	0.2
3,755,000	(3),(8)	Aramark Services,
		Inc., 5.000%,
		02/01/2028	3,872,344	0.1
2,895,000		AutoZone, Inc.,
		2.500%, 04/15/2021	2,901,901	0.1

See Accompanying Notes to Financial Statements
9

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF June 30, 2019 (Unaudited) (CONTINUED)

9,575,000	(3)	Cedar Fair L.P. /
		Canada's Wonderland
		Co. / Magnum
		Management Corp. /
		Millennium Op,
		5.375%, 04/15/2027	9,981,938	0.1
8,530,000	(3)	Cedar Fair L.P. /
		Canada's Wonderland
		Co. / Magnum
		Management Corp.,
		5.375%, 06/01/2024	8,807,225	0.1
1,127,014	(3)	Continental Airlines
		2009-2 Class A Pass
		Through Trust,
		7.250%, 11/10/2019	1,143,412	0.0
2,744,759	(3)	Continental Airlines
		2012-1 Class A Pass
		Through Trust,
		4.150%, 10/11/2025	2,879,389	0.0
405,600		Continental Airlines
		2012-1 Class B Pass
		Through Trust,
		6.250%, 10/11/2021	413,772	0.0
480,665		Delta Air Lines 2009-1
		Class A Pass Through
		Trust, 7.750%,
		06/17/2021	490,722	0.0
2,090,000		Dollar Tree, Inc.,
		3.288%, (US0003M +
		0.700%), 04/17/2020	2,090,253	0.0
4,260,000	(3)	Hilton Domestic
		Operating Co., Inc.,
		4.250%, 09/01/2024	4,334,550	0.1
3,715,000		Home Depot, Inc./The,
		2.830%, (US0003M +
		0.310%), 03/01/2022	3,722,894	0.1
3,305,000	(3)	Home Depot, Inc./The,
		3.250%, 03/01/2022	3,411,039	0.1
27,235,000	(3),(8)	KFC Holding Co/Pizza
		Hut Holdings
		LLC/Taco Bell of
		America LLC, 4.750%,
		06/01/2027	27,983,963	0.4
9,435,000	(3),(8)	KFC Holding Co/Pizza
		Hut Holdings
		LLC/Taco Bell of
		America LLC, 5.000%,
		06/01/2024	9,765,225	0.1
8,205,000	(3),(8)	KFC Holding Co/Pizza
		Hut Holdings
		LLC/Taco Bell of
		America LLC, 5.250%,
		06/01/2026	8,625,424	0.1
2,340,000		Marriott International,
		Inc./MD, 3.103%,
		(US0003M + 0.650%),
		03/08/2021	2,347,175	0.0
2,895,000	(3),(8)	Six Flags
		Entertainment Corp.,
		4.875%, 07/31/2024	2,945,663	0.1
1,050,000	(8)	Six Flags
		Entertainment Corp.,
		5.500%, 04/15/2027	1,094,625	0.0
2,023,560		US Airways 2010-1
		Class A Pass Through
		Trust, 6.250%,
		10/22/2024	2,205,377	0.0
401,208		US Airways 2012-2
		Class A Pass Through
		Trust, 4.625%,
		12/03/2026	434,160	0.0
670,413		US Airways 2012-2
		Class B Pass Through
		Trust, 6.750%,
		12/03/2022	712,081	0.0
2,347,114		US Airways 2013-1
		Class A Pass Through
		Trust, 3.950%,
		05/15/2027	2,473,881	0.0
764,119		US Airways 2013-1
		Class B Pass Through
		Trust, 5.375%,
		05/15/2023	796,773	0.0
19,225,000	(3)	Yum! Brands, Inc.,
		3.750%, 11/01/2021	19,417,250	0.3
12,870,000		Yum! Brands, Inc.,
		3.875%, 11/01/2020	12,966,525	0.2
9,660,000	(3)	Yum! Brands, Inc.,
		3.875%, 11/01/2023	9,834,846	0.1
2,870,000		Yum! Brands, Inc.,
		5.300%, 09/15/2019	2,891,525	0.0
10,110,000		Yum! Brands, Inc.,
		5.350%, 11/01/2043	9,099,000	0.1
5,885,000		Yum! Brands, Inc.,
		6.875%, 11/15/2037	6,223,388	0.1
			181,308,419	2.5

		Consumer, Non-cyclical: 4.6%
10,700,000	(8)	Avantor, Inc., 6.000%,
		10/01/2024	11,411,550	0.2
49,059,000	(8)	Avantor, Inc., 9.000%,
		10/01/2025	54,823,432	0.8
5,460,000		B&G Foods, Inc.,
		4.625%, 06/01/2021	5,487,300	0.1
5,865,000		Becton Dickinson &
		Co., 2.675%,
		12/15/2019	5,867,434	0.1
13,810,000		Becton Dickinson and
		Co., 2.894%,
		06/06/2022	13,991,151	0.2
9,545,000		Becton Dickinson and
		Co., 3.363%,
		06/06/2024	9,862,169	0.1
6,185,000		Becton Dickinson and
		Co., 3.504%,
		(US0003M + 1.030%),
		06/06/2022	6,228,801	0.1
17,005,000	(8)	Bristol-Myers Squibb
		Co., 2.550%,
		05/14/2021	17,151,986	0.2
11,120,000	(8)	Bristol-Myers Squibb
		Co., 2.725%,
		(US0003M + 0.200%),
		11/16/2020	11,123,456	0.2
2,095,000		Centene Corp.,
		5.625%, 02/15/2021	2,136,900	0.0
2,790,000		Conagra Brands, Inc.,
		3.342%, (US0003M +
		0.750%), 10/22/2020	2,790,582	0.0
16,320,000		Conagra Brands, Inc.,
		3.800%, 10/22/2021	16,773,384	0.2
6,885,000	(8)	Elanco Animal Health,
		Inc., 3.912%,
		08/27/2021	7,034,594	0.1

See Accompanying Notes to Financial Statements
10

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF June 30, 2019 (Unaudited) (CONTINUED)

2,740,000	(3),(8)	Elanco Animal Health, Inc., 4.272%, 08/28/2023	2,876,520	0.0
6,575,000	(8)	Elanco Animal Health, Inc., 4.900%, 08/28/2028	7,345,762	0.1
1,297,000	(8)	Fresenius Medical Care US Finance, Inc., 5.750%, 02/15/2021	1,353,201	0.0
2,915,000	(3)	HCA Healthcare, Inc., 6.250%, 02/15/2021	3,060,750	0.0
6,285,000		HCA, Inc., 4.250%, 10/15/2019	6,310,630	0.1
28,915,000		HCA, Inc., 6.500%, 02/15/2020	29,581,531	0.4
7,545,000	(3),(8)	Hologic, Inc., 4.375%, 10/15/2025	7,686,469	0.1
23,365,000	(3),(8)	Nestle Holdings, Inc., 3.100%, 09/24/2021	23,851,322	0.3
5,820,000	(3)	Philip Morris International, Inc., 2.000%, 02/21/2020	5,803,491	0.1
7,270,000	(3)	Philip Morris International, Inc., 2.625%, 02/18/2022	7,331,626	0.1
3,890,000		Philip Morris International, Inc., 2.942%, (US0003M + 0.420%), 02/21/2020	3,895,492	0.1
11,975,000	(8)	Reckitt Benckiser Treasury Services PLC, 2.375%, 06/24/2022	11,959,867	0.2
7,945,000	(8)	Reckitt Benckiser Treasury Services PLC, 2.903%, (US0003M + 0.560%), 06/24/2022	7,920,586	0.1
9,125,000	(8)	Refinitiv US Holdings, Inc., 6.250%, 05/15/2026	9,407,875	0.1
11,970,000	(3),(8)	Refinitiv US Holdings, Inc., 8.250%, 11/15/2026	12,341,070	0.2
5,925,000		Service Corp. International/US, 5.375%, 05/15/2024	6,110,156	0.1
5,925,000		Teleflex, Inc., 4.625%, 11/15/2027	6,117,562	0.1
7,275,000		Teleflex, Inc., 4.875%, 06/01/2026	7,584,187	0.1
3,760,000		Unilever Capital Corp., 3.000%, 03/07/2022	3,844,394	0.1
			329,065,230	4.6

		Energy: 0.3%
5,560,000		Enterprise Products Operating LLC, 3.500%, 02/01/2022	5,708,118	0.1
3,855,000	(3)	NuStar Logistics L.P., 4.800%, 09/01/2020	3,932,100	0.1
10,335,000		Shell International Finance BV, 2.985%, (US0003M + 0.450%), 05/11/2020	10,373,924	0.1
			20,014,142	0.3

		Financial: 1.9%
6,135,000		American Tower Corp., 3.300%, 02/15/2021	6,211,819	0.1
6,150,000	(7)	Bank of New York Mellon Corp., 4.625%, 12/31/2199	6,132,964	0.1
8,750,000	(3),(7)	Bank of New York Mellon Corp., 4.950%, 12/31/2199	8,857,362	0.1
12,532,000		Crown Castle International Corp., 4.875%, 04/15/2022	13,329,042	0.2
20,700,000		Crown Castle International Corp., 5.250%, 01/15/2023	22,546,130	0.3
2,120,000	(3)	Equinix, Inc., 5.375%, 01/01/2022	2,180,950	0.0
1,505,000	(3)	Equinix, Inc., 5.375%, 04/01/2023	1,538,863	0.0
2,170,000		Marsh & McLennan Cos, Inc., 2.350%, 03/06/2020	2,169,345	0.0
2,690,000		Marsh & McLennan Cos, Inc., 2.750%, 01/30/2022	2,715,413	0.0
1,115,000		Marsh & McLennan Cos, Inc., 3.300%, 03/14/2023	1,148,233	0.0
9,205,000	(3),(7)	PNC Financial Services Group, Inc./The, 5.000%, 12/31/2199	9,374,372	0.1
8,665,000	(3)	SBA Communications Corp., 4.000%, 10/01/2022	8,827,469	0.1
16,970,000		SBA Communications Corp., 4.875%, 07/15/2022	17,203,338	0.3
5,010,000		SBA Communications Corp., 4.875%, 09/01/2024	5,179,088	0.1
6,640,000	(7)	State Street Corp., 5.250%, 12/31/2199	6,812,773	0.1
11,710,000	(7)	State Street Corp.,
		5.625%, 12/31/2199	11,882,488	0.2
4,200,000		Trinity Acquisition
		PLC, 4.400%,
		03/15/2026	4,469,164	0.1
4,935,000	(7)	US Bancorp, 5.300%,
		12/31/2199	5,124,504	0.1
			135,703,317	1.9

		Industrial: 1.6%
4,335,000		Amphenol Corp.,
		2.200%, 04/01/2020	4,326,273	0.1
2,190,000		Caterpillar Financial
		Services Corp.,
		2.250%, 12/01/2019	2,188,808	0.0
15,225,000	(3),(7)	General Electric Co., 5.000%, 12/31/2199	14,627,875	0.2
See Accompanying Notes to Financial Statements
11

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2019 (Unaudited) (CONTINUED)

1,500,000		Lennox International,
		Inc., 3.000%,
		11/15/2023	1,506,653	0.0
275,000	(8)	Moog, Inc., 5.250%,
		12/01/2022	280,500	0.0
9,885,000		Northrop Grumman
		Corp., 2.550%,
		10/15/2022	9,942,390	0.1
6,845,000	(8)	Reynolds Group
		Issuer, Inc. / Reynolds
		Group Issuer LLC /
		Reynolds Group
		Issuer Lu, 5.125%,
		07/15/2023	6,990,456	0.1
8,525,000	(3),(8)	Reynolds Group
		Issuer, Inc. / Reynolds
		Group Issuer LLC /
		Reynolds Group
		Issuer Lu, 6.097%,
		(US0003M + 3.500%),
		07/15/2021	8,546,312	0.1
25,899,403		Reynolds Group
		Issuer, Inc., 5.750%,
		10/15/2020	25,996,526	0.4
4,572,560		Reynolds Group
		Issuer, Inc., 6.875%,
		02/15/2021	4,589,707	0.1
6,730,000		Roper Technologies,
		Inc., 3.650%,
		09/15/2023	7,011,870	0.1
6,000,000		Roper Technologies,
		Inc., 4.200%,
		09/15/2028	6,426,903	0.1
4,220,000	(8)	Sensata Technologies
		BV, 4.875%,
		10/15/2023	4,415,175	0.1
5,100,000	(8)	Sensata Technologies
		BV, 5.000%,
		10/01/2025	5,342,250	0.1
1,430,000	(8)	Sensata Technologies
		BV, 5.625%,
		11/01/2024	1,547,975	0.0
5,125,000		Welbilt, Inc., 9.500%,
		02/15/2024	5,567,031	0.1
1,185,000		Xylem, Inc./NY,
		3.250%, 11/01/2026	1,193,758	0.0
850,000		Xylem, Inc./NY,
		4.875%, 10/01/2021	892,079	0.0
			111,392,541	1.6

		Technology: 1.1%
15,430,000		Apple, Inc., 1.500%,
		09/12/2019	15,402,996	0.2
6,840,000		Fiserv, Inc., 2.700%,
		06/01/2020	6,854,540	0.1
4,000,000		Fiserv, Inc., 3.800%,
		10/01/2023	4,213,894	0.1
2,840,000	(8)	Sensata Technologies
		UK Financing Co.
		PLC, 6.250%,
		02/15/2026	3,031,700	0.0
42,596,000	(8)	Solera LLC / Solera
		Finance, Inc.,
		10.500%, 03/01/2024	46,269,905	0.7
			75,773,035	1.1

		Utilities: 0.8%
1,280,000		American Electric
		Power Co., Inc.,
		3.650%, 12/01/2021	1,320,145	0.0
4,270,000	(3)	Berkshire Hathaway
		Energy Co., 2.400%,
		02/01/2020	4,268,530	0.1
865,000	(7)	Dominion Energy,
		Inc., 2.962%,
		07/01/2019	865,000	0.0
3,385,000		DTE Energy Co.,
		3.700%, 08/01/2023	3,529,569	0.1
2,700,000	(3)	Edison International,
		2.125%, 04/15/2020	2,688,393	0.0
4,250,000		Eversource Energy,
		2.750%, 03/15/2022	4,301,196	0.1
2,570,000	(3)	Eversource Energy,
		2.900%, 10/01/2024	2,612,825	0.0
2,050,000		Eversource Energy,
		3.800%, 12/01/2023	2,163,541	0.0
3,885,000		NextEra Energy
		Capital Holdings, Inc.,
		2.900%, 04/01/2022	3,952,608	0.1
12,355,000		NiSource, Inc.,
		3.490%, 05/15/2027	12,785,373	0.2
5,280,000		NiSource, Inc.,
		4.375%, 05/15/2047	5,648,896	0.1
9,465,000	(7)	NiSource, Inc.,
		5.650%, 12/31/2199	9,235,143	0.1
3,315,000		Wisconsin Public
		Service Corp.,
		3.350%, 11/21/2021	3,402,256	0.0
			56,773,475	0.8

	Total Corporate Bonds/Notes
	(Cost $1,300,267,075)		1,340,350,637	18.8

ASSET-BACKED SECURITIES: 0.3%
		Other Asset-Backed Securities: 0.3%
8,029,973	(8)	Domino's Pizza
		Master Issuer LLC
		2017-1A A23, 4.118%,
		07/25/2047	8,352,842	0.1
7,514,100	(8)	Domino's Pizza
		Master Issuer LLC
		2018-1A A2I, 4.116%,
		07/25/2048	7,753,000	0.1
5,089,495	(8)	Wendys Funding LLC
		2018-1A A2I, 3.573%,
		03/15/2048	5,125,070	0.1

	Total Asset-Backed
	Securities
	(Cost $20,426,360)		21,230,912	0.3

U.S. TREASURY OBLIGATIONS: 3.1%
		U.S. Treasury Notes: 3.1%
37,075,000		2.375%, 02/29/2024	38,106,149	0.5
155,869,300		2.500%, 01/31/2024	160,932,008	2.3
23,071,800		2.625%, 12/31/2023	23,932,486	0.3

	Total U.S. Treasury
	Obligations
	(Cost $215,884,815)		222,970,643	3.1

See Accompanying Notes to Financial Statements
12

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2019 (Unaudited) (CONTINUED)

BANK LOANS: 6.5%
		Basic Materials: 0.1%
3,572,644		HB Fuller Co. 1st Lien
		Term Loan B, 4.383%,
		(US0001M + 2.000%),
		10/20/2024	3,519,054	0.1

		Communications: 0.2%
3,979,695		Zayo Group LLC - TL
		B1 1L, 4.439%,
		(US0001M + 2.000%),
		01/19/2021	3,982,183	0.1
6,850,000		Zayo Group LLC TL
		B2 1L, 4.689%,
		(US0001M + 2.250%),
		01/19/2024	6,855,137	0.1
			10,837,320	0.2

		Consumer, Cyclical: 0.1%
6,850,000		Formula One TL B3
		1L, 4.939%, (US0003M
		+ 2.500%), 02/01/2024	6,707,294	0.1

		Consumer, Non-cyclical: 1.4%
14,073,600		Change Healthcare
		Holdings LLC - TL B
		1L, 5.189%, (US0001M
		+ 2.750%), 03/01/2024	13,982,713	0.2
1,469,589		Gartner, Inc. - TL A
		1L, 4.343%, (US0003M
		+ 2.000%), 03/20/2022	1,473,263	0.0
5,304,153		NVA Holdings Inc. -
		TL B3 1L, 5.189%,
		(US0001M + 2.750%),
		02/02/2025	5,301,941	0.1
409,874		Prestige Brands, Inc.
		Term Loan B4,
		4.439%, (US0001M +
		2.000%), 01/26/2024	408,183	0.0
42,302,975		Refinitiv - TL B 1L,
		6.189%, (US0001M +
		3.750%), 10/01/2025	41,094,337	0.6
13,279,512		Trans Union LLC TL
		A2 1L, 4.189%,
		(US0001M + 1.750%),
		08/09/2022	13,262,913	0.2
9,433,713		Trans Union LLC TL
		B4 1L, 4.439%,
		(US0001M + 2.000%),
		06/19/2025	9,424,864	0.1
4,970,006		Vantiv LLC TL A5 1L,
		3.901%, (US0003M +
		2.250%), 01/16/2023	4,972,078	0.1
10,583,500		Vantiv LLC, Worldpay
		LLC - TL B4 1L,
		4.099%, (US0003M +
		1.750%), 08/09/2024	10,593,120	0.1
			100,513,412	1.4

		Financial: 0.7%
50,669,868		HUB International Ltd.
		TL B 1L, 5.292%,
		(US0001M + 3.000%),
		04/25/2025	49,490,223	0.7

		Industrial: 0.0%
1,716,755		Berry Global, Inc. - TL
		S 1L, 4.270%,
		(US0003M + 1.750%),
		02/08/2020	1,716,666	0.0

		Technology: 4.0%
18,644,615		Cypress Intermediate
		Holdings III Inc TL B
		1L, 5.190%, (US0001M
		+ 3.000%), 04/29/2024	18,444,185	0.3
24,072,791		First Data Corp. - TL
		1L, 4.404%, (US0001M
		+ 2.000%), 07/08/2022	24,072,815	0.3
115,069,784		First Data Corp. - TL
		1L, 4.404%, (US0001M
		+ 2.000%), 04/26/2024	115,069,899	1.6
64,877,969		First Data Corp. - TL A
		1L, 4.083%, (US0003M
		+ 1.500%), 10/26/2023	64,857,727	0.9
60,931,996		Kronos Inc./MA - TL B
		1L, 5.579%, (US0003M
		+ 3.000%), 11/01/2023	60,860,035	0.9
2,875,000		Ultimate Software
		Group, Inc. - TL 1L,
		6.274%, (US0003M +
		3.750%), 05/04/2026	2,883,266	0.0
			286,187,927	4.0

	Total Bank Loans
	(Cost $461,005,775)		458,971,896	6.5

				Percentage
				of Net
			Value	Assets
PURCHASED OPTIONS (9) : 0.0%
	Total Purchased Options
	(Cost $574,277)		1,289,172	0.0

	Total Long-Term Investments
	(Cost $5,771,619,964)		6,764,500,720	94.9

				Percentage
Principal				of Net
Amount†			Value	Assets
SHORT-TERM INVESTMENTS: 9.7%
		Floating Rate Notes(10): 0.7%
2,300,000	(10)	Bank Of America
		Corp., 2.500%,
		11/12/2019	2,299,770	0.1
500,000	(10)	Bank Of America
		Corp., 2.510%,
		11/08/2019	500,070	0.0
1,100,000	(10)	Bank Of America
		Corp., 2.520%,
		11/07/2019	1,100,153	0.0
2,281,000	(10)	Bedford Row Funding,
		2.500%, 11/25/2019	2,281,322	0.1
600,000	(10)	BNP Paribas, 2.510%,
		11/14/2019	600,104	0.0
300,000	(10)	Coöperatieve
		Rabobank U.A.,
		2.530%, 11/01/2019	300,051	0.0
1,200,000	(10)	Crédit Agricole Group,
		2.550%, 11/07/2019	1,200,294	0.0
1,100,000	(10)	DNB ASA, 2.530%,
		11/04/2019	1,100,146	0.0

See Accompanying Notes to Financial Statements
13

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2019 (Unaudited) (CONTINUED)

1,700,000	(10)	HSBC Holdings PLC,
		2.540%, 11/08/2019	1,700,417	0.0
1,400,000	(10)	J.P. Morgan Securities
		LLC, 2.510%,
		11/08/2019	1,400,189	0.0
1,300,000	(10)	Lloyds Bank PLC,
		2.510%, 11/15/2019	1,300,273	0.0
1,500,000	(10)	Lloyds Bank PLC,
		2.530%, 11/08/2019	1,500,313	0.0
1,800,000	(10)	Lloyds Bank PLC,
		2.530%, 11/13/2019	1,800,385	0.0
2,100,000	(10)	Mitsubishi UFJ
		Financial Group, Inc.,
		2.500%, 11/18/2019	2,100,220	0.1
900,000	(10)	Mitsubishi UFJ
		Financial Group, Inc.,
		2.540%, 11/07/2019	900,128	0.0
3,300,000	(10)	Mizuho Financial
		Group Inc., 2.500%,
		11/20/2019	3,300,410	0.1
1,500,000	(10)	Mizuho Financial
		Group Inc., 2.520%,
		11/25/2019	1,500,212	0.0
400,000	(10)	Mizuho Financial
		Group Inc., 2.520%,
		11/27/2019	400,057	0.0
1,300,000	(10)	Mizuho Financial
		Group Inc., 2.560%,
		11/01/2019	1,300,174	0.0
2,200,000	(10)	National Australia
		Bank Ltd., 2.470%,
		11/15/2019	2,200,121	0.1
1,400,000	(10)	National Bank Of
		Canada, 2.520%,
		11/06/2019	1,400,209	0.0
1,500,000	(10)	Natixis S.A., 2.510%,
		11/08/2019	1,500,203	0.0
1,200,000	(10)	Oversea-Chinese
		Banking Corp., Ltd.,
		2.540%, 11/01/2019	1,200,164	0.0
1,500,000	(10)	Skandinaviska
		Enskilda Banken AB,
		2.510%, 11/08/2019	1,500,313	0.0
1,200,000	(10)	Skandinaviska
		Enskilda Banken AB,
		2.510%, 11/13/2019	1,200,257	0.0
1,800,000	(10)	State Street Bank &
		Trust Co., 2.480%,
		11/15/2019	1,800,141	0.0
1,200,000	(10)	Sumitomo Mitsui Trust
		Holdings, Inc.,
		2.510%, 09/09/2019	1,200,210	0.0
3,200,000	(10)	The Sumitomo Mitsui
		Financial Group,
		2.500%, 11/18/2019	3,199,639	0.1
700,000	(10)	The Sumitomo Mitsui
		Financial Group,
		2.530%, 11/08/2019	699,940	0.0
1,000,000	(10)	The Sumitomo Mitsui
		Financial Group,
		2.550%, 11/05/2019	999,919	0.0
1,400,000	(10)	The Sumitomo Mitsui
		Financial Group,
		2.560%, 11/01/2019	1,399,898	0.0
1,900,000	(10)	Toronto-Dominion
		Bank, 2.480%,
		11/18/2019	1,900,175	0.0
2,900,000	(10)	U.S. Bancorp,
		2.480%, 11/25/2019	2,900,409	0.1
1,551,000	(10)	Wells Fargo & Co.,
		2.530%, 11/04/2019	1,551,378	0.0
			51,237,664	0.7

		Repurchase Agreements(10): 3.1%
63,684,491	(10)	Bank of America
		Securities Inc.,
		Repurchase
		Agreement dated
		06/28/19, 2.50%, due
		07/01/19 (Repurchase
		Amount $63,697,577,
		collateralized by
		various U.S.
		Government Agency
		Obligations, 3.298%-
		4.500%, Market Value
		plus accrued interest
		$64,958,181, due
		06/01/46-07/01/49)	63,684,491	0.9
63,684,491	(10)	Cantor Fitzgerald
		Securities,
		Repurchase
		Agreement dated
		06/28/19, 2.53%, due
		07/01/19 (Repurchase
		Amount $63,697,734,
		collateralized by
		various U.S.
		Government/U.S.
		Government Agency
		Obligations, 0.000%-
		10.000%, Market
		Value plus accrued
		interest $64,958,181,
		due 06/30/19-
		05/20/69)	63,684,491	0.9
63,684,491	(10)	Citigroup, Inc.,
		Repurchase
		Agreement dated
		06/28/19, 2.50%, due
		07/01/19 (Repurchase
		Amount $63,697,577,
		collateralized by
		various U.S.
		Government/U.S.
		Government Agency
		Obligations, 0.000%-
		9.500%, Market Value
		plus accrued interest
		$64,958,183, due
		07/02/19-01/20/63)	63,684,491	0.9

See Accompanying Notes to Financial Statements
14

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2019 (Unaudited) (CONTINUED)

11,725,929	(10)	State of Wisconsin
		Investment Board,
		Repurchase
		Agreement dated
		06/28/19, 2.70%, due
		07/01/19 (Repurchase
		Amount $11,728,531,
		collateralized by
		various U.S.
		Government
		Securities, 0.125%-
		3.875%, Market Value
		plus accrued interest
		$11,962,019, due
		07/01/19-09/09/49)	11,725,929	0.2
13,285,992	(10)	TD Securities (USA)
		LLC, Repurchase
		Agreement dated
		06/28/19, 2.49%, due
		07/01/19 (Repurchase
		Amount $13,288,711,
		collateralized by
		various U.S.
		Government
		Securities, 2.000%-
		2.125%, Market Value
		plus accrued interest
		$13,551,721, due
		10/31/22-05/31/26)	13,285,992	0.2
			216,065,394	3.1

		Certificates of Deposit(10): 0.1%
2,000,000	(10)	Landesbank Baden-
		Wurttemberg, 2.530%,
		08/12/2019	2,000,406	0.0
3,025,000	(10)	Sumitomo Mitsui Trust
		Holdings, Inc.,
		2.470%, 09/13/2019	3,025,814	0.1
1,200,000	(10)	The Norinchukin
		Bank, 2.540%,
		08/01/2019	1,200,151	0.0
			6,226,371	0.1

				Percentage
				of Net
Shares			Value	Assets
		Mutual Funds: 5.8%
415,006,532	(11)	T. Rowe Price
		Government Reserve
		Fund, 2.460%
		(Cost $415,006,532)	415,006,532	5.8

	Total Short-Term Investments
	(Cost $688,535,961)		688,535,961	9.7

	Total Investments in
	Securities
	(Cost $6,460,155,925)		$7,453,036,681	104.6
	Liabilities in Excess of
	Other Assets		(329,208,744)	(4.6)
	Net Assets		$7,123,827,937	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	All or a portion of this security is pledged to cover open written call options at June 30, 2019.
(2)	Non-income producing security.
(3)	Security, or a portion of the security, is on loan.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)

Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2019, the Portfolio held restricted securities with a fair value of $5,325,555 or 0.1% of net assets. Please refer to the table below for additional details.

(6)	Preferred Stock may be called prior to convertible date.
(7)	Variable rate security. Rate shown is the rate in effect as of June 30, 2019.
(8)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(9)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(10)	Represents securities purchased with cash collateral received for securities on loan.
(11)	Rate shown is the 7-day yield as of June 30, 2019.

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0003M	3-month LIBOR

See Accompanying Notes to Financial Statements
15

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2019 (Unaudited)

				Percentage
				of Net
Shares			Value	Assets
COMMON STOCK: 94.7%
		Communication Services: 6.6%
126,860		AT&T, Inc.	$4,251,079	0.5
78,610		CenturyLink, Inc.	924,454	0.1
226,095		Comcast Corp. – Class
		A	9,559,297	1.2
222,746		Fox Corp. - Class B	8,136,911	1.0
496,954		News Corp - Class A	6,703,909	0.8
510,900		Telefonica S.A.	4,201,286	0.5
279,158		Verizon
		Communications, Inc.	15,948,296	2.0
28,159		Walt Disney Co.	3,932,123	0.5
			53,657,355	6.6

		Consumer Discretionary: 2.3%
16,559		Adient plc	401,887	0.0
76,377		Kohl's Corp.	3,631,726	0.4
116,200		L Brands, Inc.	3,032,820	0.4
128,879		Las Vegas Sands Corp.	7,615,460	0.9
290,100	(1),(2)	Mattel, Inc.	3,252,021	0.4
45,400		MGM Resorts
		International	1,297,078	0.2
			19,230,992	2.3

		Consumer Staples: 7.7%
71,000		Bunge Ltd.	3,955,410	0.5
315,380		Conagra Brands, Inc.	8,363,878	1.0
41,431		Coty, Inc - Class A	555,175	0.1
25,300		Kellogg Co.	1,355,321	0.2
101,899		Kimberly-Clark Corp.	13,581,099	1.7
17,401		PepsiCo, Inc.	2,281,793	0.3
129,178		Philip Morris
		International, Inc.	10,144,348	1.2
173,601		Tyson Foods, Inc.	14,016,545	1.7
77,600		Walmart, Inc.	8,574,024	1.0
			62,827,593	7.7

		Energy: 9.6%
59,896		Chevron Corp.	7,453,458	0.9
65,532		Equitrans Midstream
		Corp.	1,291,636	0.2
224,957		Exxon Mobil Corp.	17,238,455	2.1
69,856		Hess Corp.	4,440,746	0.5
189,800		Occidental Petroleum
		Corp.	9,543,144	1.2
32,900		Pioneer Natural
		Resources Co.	5,061,994	0.6
47,700		Targa Resources Corp.	1,872,702	0.2
289,700		TC Energy Corp.	14,345,944	1.8
308,300		Total S.A. ADR	17,200,057	2.1
			78,448,136	9.6

		Financials: 22.8%
255,702		American International
		Group, Inc.	13,623,802	1.7
8,516		Ameriprise Financial,
		Inc.	1,236,182	0.2
55,759		AXA Equitable Holdings,
		Inc.	1,165,363	0.1
16,919		Bank of America Corp.	490,651	0.1
57,800		Bank of New York
		Mellon Corp.	2,551,870	0.3
77,156	(2)	Brighthouse Financial,
		Inc.	2,830,854	0.3
97,203		Chubb Ltd.	14,317,030	1.8
91,200		Citigroup, Inc.	6,386,736	0.8
397,200		Fifth Third Bancorp	11,081,880	1.4
172,036	(1)	Franklin Resources, Inc.	5,986,853	0.7
226,312		JPMorgan Chase & Co.	25,301,682	3.1
20,200		Keycorp	358,550	0.0
153,499		Loews Corp.	8,391,790	1.0
28,100		Marsh & McLennan
		Cos., Inc.	2,802,975	0.3
238,289		Metlife, Inc.	11,835,815	1.4
314,405		Morgan Stanley	13,774,083	1.7
26,400		Northern Trust Corp.	2,376,000	0.3
63,825		PNC Financial Services
		Group, Inc.	8,761,896	1.1
168,000		State Street Corp.	9,418,080	1.2
196,845		US Bancorp	10,314,678	1.3
595,000		Wells Fargo & Co.	28,155,400	3.4
26,709		Willis Towers Watson
		PLC	5,115,842	0.6
			186,278,012	22.8

		Health Care: 12.3%
25,100		Allergan plc	4,202,493	0.5
45,502		Anthem, Inc.	12,841,119	1.6
11,200		Becton Dickinson & Co.	2,822,512	0.3
135,427		Bristol-Myers Squibb
		Co.	6,141,615	0.7
178,123		CVS Health Corp.	9,705,922	1.2
143,353		Gilead Sciences, Inc.	9,684,929	1.2
6,500		GlaxoSmithKline PLC
		ADR	260,130	0.0
274,600		GlaxoSmithKline PLC	5,504,333	0.7
115,468		Johnson & Johnson	16,082,383	2.0
115,927		Medtronic PLC	11,290,131	1.4
43,206		Merck & Co., Inc.	3,622,823	0.4
379,976		Pfizer, Inc.	16,460,560	2.0
19,800		Zimmer Biomet
		Holdings, Inc.	2,331,252	0.3
			100,950,202	12.3

		Industrials: 11.6%
95,234		Alaska Air Group, Inc.	6,086,405	0.7
41,247		Boeing Co.	15,014,320	1.8
63,900		Delta Air Lines, Inc.	3,626,325	0.4
67,900		Emerson Electric Co.	4,530,288	0.6
8,612		Flowserve Corp.	453,766	0.1
925,700		General Electric Co.	9,719,850	1.2
78,747		Harris Corp.	14,893,420	1.8
4,700		Illinois Tool Works, Inc.	708,807	0.1
246,834		Johnson Controls
		International plc	10,196,713	1.2
288,707		Nielsen Holdings PLC	6,524,778	0.8
2,100		Northrop Grumman
		Corp.	678,531	0.1
40,800		nVent Electric PLC	1,011,432	0.1
32,700		Paccar, Inc.	2,343,282	0.3
26,883		Pentair PLC	1,000,048	0.1
3,800		Snap-On, Inc.	629,432	0.1
39,900		Southwest Airlines Co.	2,026,122	0.3
91,404	(1),(2)	Stericycle, Inc.	4,364,541	0.5
100,595		United Parcel Service,
		Inc. - Class B	10,388,446	1.3

See Accompanying Notes to Financial Statements
16

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2019 (Unaudited) (CONTINUED)

6,500		United Technologies
		Corp.	846,300	0.1
			95,042,806	11.6

		Information Technology: 8.4%
109,400		Applied Materials, Inc.	4,913,154	0.6
216,163		Cisco Systems, Inc.	11,830,601	1.4
67,060		Cognizant Technology
		Solutions Corp.	4,250,933	0.5
64,500		Hewlett Packard
		Enterprise Co.	964,275	0.1
125,817		Microsoft Corp.	16,854,445	2.1
18,600		NXP Semiconductor NV
		- NXPI - US	1,815,546	0.2
247,912		Qualcomm, Inc.	18,858,666	2.3
15,000		TE Connectivity Ltd.	1,436,700	0.2
56,619		Texas Instruments, Inc.	6,497,597	0.8
29,400		Western Digital Corp.	1,397,970	0.2
			68,819,887	8.4

		Materials: 4.5%
13,336		Akzo Nobel NV	1,253,188	0.2
158,300		CF Industries Holdings,
		Inc.	7,394,193	0.9
107,747	(2)	Corteva, Inc.	3,186,079	0.4
103,381		Dow, Inc.	5,097,717	0.6
107,747		DowDuPont, Inc.	8,088,567	1.0
163,893		International Paper Co.	7,099,845	0.9
30,500		Nucor Corp.	1,680,550	0.2
9,000		PPG Industries, Inc.	1,050,390	0.1
12,292		Vulcan Materials Co.	1,687,814	0.2
			36,538,343	4.5

		Real Estate: 3.0%
99,950		Equity Residential	7,588,204	0.9
154,333		Rayonier, Inc.	4,676,290	0.6
52,010		SL Green Realty Corp.	4,180,044	0.5
318,324		Weyerhaeuser Co.	8,384,654	1.0
			24,829,192	3.0

		Utilities: 5.9%
26,100		Duke Energy Corp.	2,303,064	0.3
96,376		Edison International	6,496,706	0.8
72,700		Evergy, Inc.	4,372,905	0.5
414,897		NiSource, Inc.	11,949,034	1.5
34,874	(2)	PG&E Corp.	799,312	0.1
25,895		Sempra Energy	3,559,009	0.4
334,129		Southern Co.	18,470,651	2.3
			47,950,681	5.9

	Total Common Stock
	(Cost $637,461,555)		774,573,199	94.7

PREFERRED STOCK: 2.7%
		Health Care: 0.8%
108,966	(2)	Becton Dickinson and
		Co.	6,746,085	0.8

		Utilities: 1.9%
21,519	(1),(2)	Aqua America, Inc.	1,226,153	0.2
13,663	(2)	DTE Energy Co.	767,861	0.1
114,455	(2)	NextEra Energy, Inc.	7,431,563	0.9
38,684	(2)	Sempra Energy SRE A	4,312,879	0.5
11,685	(2)	Sempra Energy SRE B	1,297,269	0.2
			15,035,725	1.9

	Total Preferred Stock
	(Cost $17,848,428)		21,781,810	2.7

				Percentage
Principal				of Net
Amount†			Value	Assets
CORPORATE BONDS/NOTES: 0.4%
		Consumer, Cyclical: 0.2%
1,776,000	(3)	Mattel, Inc., 6.750%,
		12/31/2025	1,831,500	0.2

		Utilities: 0.2%
915,000	(1),(4)	Pacific Gas & Electric
		Co., 3.950%,
		12/01/2047	826,931	0.1
820,000	(4)	Pacific Gas & Electric
		Co., 4.000%,
		12/01/2046	748,250	0.1
			1,575,181	0.2
	Total Corporate Bonds/Notes
	(Cost $3,066,019)		3,406,681	0.4

CONVERTIBLE BONDS/NOTES: 0.2%
		Financial: 0.2%
1,632,000	(3)	AXA SA, 7.250%,
		05/15/2021	1,679,287	0.2

	Total Convertible
	Bonds/Notes
	(Cost $1,632,000)		1,679,287	0.2

	Total Long-Term
	Investments
	(Cost $660,008,002)		801,440,977	98.0

SHORT-TERM INVESTMENTS: 2.4%
		Repurchase Agreements(5): 0.9%
1,650,401	(5)	Bank of America
		Securities Inc.,
		Repurchase Agreement
		dated 06/28/19, 2.50%,
		due 07/01/19
		(Repurchase Amount
		$1,650,740,
		collateralized by various
		U.S. Government
		Agency Obligations,
		3.298%-4.500%, Market
		Value plus accrued
		interest $1,683,409, due
		06/01/46-07/01/49)	1,650,401	0.2

See Accompanying Notes to Financial Statements
17

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2019 (Unaudited) (CONTINUED)

1,650,401	(5)	Cantor Fitzgerald
		Securities, Repurchase
		Agreement dated
		06/28/19, 2.53%, due
		07/01/19 (Repurchase
		Amount $1,650,744,
		collateralized by various
		U.S. Government/U.S.
		Government Agency
		Obligations, 0.000%-
		10.000%, Market Value
		plus accrued interest
		$1,683,409, due
		06/30/19-05/20/69)	1,650,401	0.2
1,650,401	(5)	Citigroup, Inc.,
		Repurchase Agreement
		dated 06/28/19, 2.50%,
		due 07/01/19
		(Repurchase Amount
		$1,650,740,
		collateralized by various
		U.S. Government/U.S.
		Government Agency
		Obligations, 0.000%-
		9.500%, Market Value
		plus accrued interest
		$1,683,409, due
		07/02/19-01/20/63)	1,650,401	0.2
1,650,401	(5)	Jefferies LLC,
		Repurchase Agreement
		dated 06/28/19, 2.52%,
		due 07/01/19
		(Repurchase Amount
		$1,650,743,
		collateralized by various
		U.S. Government
		Agency Obligations,
		0.000%-2.650%, Market
		Value plus accrued
		interest $1,683,417, due
		07/05/19-08/16/23)	1,650,401	0.2
488,782	(5)	JPMorgan Chase & Co.,
		Repurchase Agreement
		dated 06/28/19, 2.53%,
		due 07/01/19
		(Repurchase Amount
		$488,884, collateralized
		by various U.S.
		Government Securities,
		0.875%-1.750%, Market
		Value plus accrued
		interest $498,558, due
		07/31/19-06/30/22)	488,782	0.1
			7,090,386	0.9

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 1.5%
12,440,200	(6) T. Rowe Price
	Government Reserve
	Fund, 2.460%
	(Cost $12,440,200)	12,440,200	1.5

	Total Short-Term
	Investments
	(Cost $19,530,586)	19,530,586	2.4

	Total Investments in Securities (Cost $679,538,588)	$820,971,563	100.4
	Liabilities in Excess of Other Assets	(3,268,040)	(0.4)
	Net Assets	$817,703,523	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Defaulted security
(5)	Represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements
18

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2019 (Unaudited)

				Percentage
				of Net
Shares			Value	Assets
COMMON STOCK: 95.6%
		Argentina: 0.3%
6,619	(1)	Globant SA	$668,850	0.3

		Australia: 2.0%
251,129		Amcor PLC	2,857,467	1.3
619,045		South32 Ltd. - AUD	1,387,676	0.7
			4,245,143	2.0

		Austria: 1.1%
65,353		Erste Group Bank AG	2,423,562	1.1

		Belgium: 0.3%
4,456	(1)	Galapagos NV	575,508	0.3

		Bermuda: 0.5%
60,613	(1)	Liberty Latin America
		Ltd.	1,041,937	0.5

		Brazil: 1.1%
163,836		Banco Bradesco SA
		ADR	1,608,869	0.8
23,455	(1)	StoneCo Ltd.	693,799	0.3
			2,302,668	1.1

		Canada: 4.8%
38,600		Canadian Natural
		Resources Ltd.	1,040,790	0.5
4,700		Canadian Pacific
		Railway Ltd.	1,106,961	0.5
61,825		Magna International,
		Inc.	3,072,702	1.5
26,690		Restaurant Brands
		International, Inc.	1,856,023	0.9
260,384	(1)	Seven Generations
		Energy Ltd.	1,276,519	0.6
18,300		Waste Connections,
		Inc.	1,749,114	0.8
			10,102,109	4.8

		China: 6.7%
17,262	(1)	58.com, Inc. ADR	1,073,179	0.5
22,521	(1)	Alibaba Group Holding
		Ltd. ADR	3,816,183	1.8
225,200		BTG Hotels Group Co.
		Ltd. - A Shares	590,443	0.3
324,000		China Mengniu Dairy
		Co., Ltd.	1,256,189	0.6
292,000		China Overseas Land &
		Investment Ltd.	1,077,688	0.5
200,100		Gree Electric
		Appliances, Inc. of
		Zhuhai - A Shares	1,608,504	0.7
11,689		Kweichow Moutai Co.
		Ltd. - A Shares	1,678,816	0.8
71,800		Tencent Holdings Ltd.	3,248,190	1.5
			14,349,192	6.7

		Finland: 0.8%
37,103		Sampo OYJ	1,751,427	0.8

		France: 7.1%
15,132		Air Liquide SA	2,116,489	1.0
19,538		BNP Paribas	926,205	0.4
1,552		Dassault Aviation SA	2,230,681	1.0
20,511		EssilorLuxottica SA	2,673,033	1.3
1,392		LVMH Moet Hennessy
		Louis Vuitton SE	591,775	0.3
37,098		Thales S.A.	4,582,424	2.2
16,873		Total SA	946,470	0.4
13,906	(1)	UbiSoft Entertainment	1,087,569	0.5
			15,154,646	7.1

		Germany: 4.4%
35,301		Bayer AG	2,448,488	1.2
8,054		Fresenius SE & Co.
		KGaA	437,332	0.2
27,667		Infineon Technologies
		AG	491,634	0.2
8,502		Knorr-Bremse AG	947,427	0.4
9,112		Merck KGaA	951,761	0.5
14,292		SAP SE	1,959,317	0.9
5,901		Wirecard AG	996,185	0.5
26,161	(1),(2)	Zalando SE	1,158,322	0.5
			9,390,466	4.4

		Hong Kong: 3.8%
369,000		AIA Group Ltd.	3,984,795	1.9
130,240		CK Hutchison Holdings
		Ltd.	1,284,655	0.6
124,000	(1),(2)	Hansoh Pharmaceutical
		Group Co. Ltd.	327,790	0.2
38,000		Jardine Matheson
		Holdings Ltd.	2,396,775	1.1
			7,994,015	3.8

		India: 5.1%
186,272	(1)	Axis Bank Ltd.	2,181,237	1.0
132,192		Housing Development
		Finance Corp.	4,197,512	2.0
12,177		Maruti Suzuki India Ltd.	1,152,764	0.5
1,420,725		NTPC Ltd.	2,909,268	1.4
235,909		Yes Bank Ltd.	371,462	0.2
			10,812,243	5.1

		Indonesia: 1.7%
1,220,100		Bank Central Asia Tbk
		PT	2,589,145	1.2
22,383,000		Sarana Menara
		Nusantara Tbk PT	1,115,590	0.5
			3,704,735	1.7

		Italy: 1.0%
280,499		Banca Mediolanum SpA	2,066,136	1.0

		Japan: 13.6%
16,400		Chugai Pharmaceutical
		Co., Ltd.	1,074,082	0.5
14,200		Daiichi Sankyo Co., Ltd.	744,726	0.3
5,800		Disco Corp.	957,092	0.4
19,800		en-japan, Inc.	774,983	0.4
81,400		Fujitsu General Ltd.	1,296,204	0.6
8,100		Hoshizaki Corp.	604,028	0.3
18,100		Inpex Corp.	164,046	0.1
27,800		Kansai Paint Co., Ltd.	584,247	0.3
14,100		Koito Manufacturing
		Co., Ltd.	754,583	0.4
6,200		Kusuri no Aoki Holdings
		Co. Ltd.	436,501	0.2
145,900		Mitsubishi Electric Corp.	1,928,810	0.9

See Accompanying Notes to Financial Statements
19

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2019 (Unaudited) (CONTINUED)

40,500		Murata Manufacturing
		Co., Ltd.	1,823,340	0.9
66,800		Nippon Telegraph &
		Telephone Corp.	3,112,192	1.5
51,000		Outsourcing, Inc.	622,207	0.3
62,100		Persol Holdings Co. Ltd	1,464,076	0.7
57,100		Sega Sammy Holdings,
		Inc.	695,175	0.3
81,800		Seven & I Holdings Co.,
		Ltd.	2,771,498	1.3
44,200		Stanley Electric Co.,
		Ltd.	1,089,841	0.5
11,600		Suzuki Motor Corp.	545,735	0.3
120,160		Takeda Pharmaceutical
		Co., Ltd.	4,274,432	2.0
36,100		Terumo Corp.	1,078,432	0.5
11,800		Trend Micro, Inc.	527,270	0.2
505,800		Yahoo! Japan Corp.	1,487,834	0.7
			28,811,334	13.6

		Netherlands: 5.3%
13,178		Airbus SE	1,864,971	0.9
12,707		ASML Holding NV	2,644,199	1.3
74,962		Koninklijke Philips NV	3,259,044	1.5
35,805		NXP Semiconductor NV
		- NXPI - US	3,494,926	1.6
			11,263,140	5.3

		Peru: 0.6%
5,794		Credicorp Ltd.	1,326,305	0.6

		Philippines: 0.4%
41,260		SM Investments Corp.	780,555	0.4

		Portugal: 2.4%
175,291		Galp Energia SGPS SA	2,695,848	1.3
152,506		Jeronimo Martins SGPS
		SA	2,458,270	1.1
			5,154,118	2.4

		Saudi Arabia: 0.3%
33,470		Al Rajhi Bank	621,447	0.3

		South Africa: 4.0%
404,990		FirstRand Ltd.	1,972,494	1.0
26,558		Naspers Ltd.	6,428,371	3.0
			8,400,865	4.0

		South Korea: 3.5%
1,074		LG Household & Health
		Care Ltd.	1,223,249	0.6
25,986		NAVER Corp.	2,568,219	1.2
88,599		Samsung Electronics
		Co., Ltd.	3,607,782	1.7
			7,399,250	3.5

		Spain: 1.3%
29,406		Amadeus IT Group SA	2,330,293	1.1
18,976		Grifols SA ADR	400,394	0.2
			2,730,687	1.3

		Sweden: 2.6%
142,651		Essity AB	4,388,432	2.0
21,746		Hexagon AB	1,209,157	0.6
			5,597,589	2.6

		Switzerland: 6.7%
1,438		dorma+kaba Holding
		AG	1,042,936	0.5
39,533		Julius Baer Group Ltd.	1,761,356	0.8
7,929		Lonza Group AG	2,676,774	1.3
38,539		Nestle SA	3,989,644	1.9
5,732		Roche Holding AG	1,611,769	0.7
263,565		UBS Group AG	3,132,535	1.5
			14,215,014	6.7

		Taiwan: 1.8%
4,000		Largan Precision Co.
		Ltd.	499,574	0.2
448,000		Taiwan Semiconductor
		Manufacturing Co., Ltd.	3,426,476	1.6
			3,926,050	1.8

		Thailand: 0.7%
539,200		CP ALL PCL (Foreign)	1,513,423	0.7

		United Arab Emirates: 0.8%
292,042		First Abu Dhabi Bank
		PJSC	1,183,794	0.6
59,795	(1),(2)	Network International
		Holdings PLC	450,306	0.2
			1,634,100	0.8

		United Kingdom: 7.9%
87,090		British American
		Tobacco PLC	3,040,840	1.4
34,344		Burberry Group PLC	814,031	0.4
332,568	(2)	ConvaTec Group PLC	616,210	0.3
44,068	(1)	Farfetch Ltd.	916,615	0.4
12,047		Linde PLC	2,419,713	1.1
11,917	(1)	LivaNova PLC	857,547	0.4
26,255		London Stock
		Exchange Group PLC	1,829,571	0.9
94,792		Prudential PLC	2,069,409	1.0
18,242		Reckitt Benckiser
		Group PLC	1,440,297	0.7
82,490		Smith & Nephew PLC	1,791,245	0.8
613,819		Vodafone Group PLC	1,006,092	0.5
			16,801,570	7.9

		United States: 3.0%
1,115	(1)	Booking Holdings, Inc.	2,090,302	1.0
10,100		Mastercard, Inc. - Class
		A	2,671,753	1.3
20,414		Philip Morris
		International, Inc.	1,603,111	0.7
			6,365,166	3.0

	Total Common Stock
	(Cost $178,095,571)		203,123,250	95.6

PREFERRED STOCK: 0.6%
		China: 0.2%
9,427	(1),(3),(4)	Xiaoju Kuaizhi, Inc.,
		Series A-17 (DiDi
		Chuxing, Inc.)	452,402	0.2

		Germany: 0.2%
1,978		Sartorius AG	405,657	0.2
See Accompanying Notes to Financial Statements
20

VY® T. Rowe Price International Stock Portfolio	PORTFOLIO OF INVESTMENTS AS OF June 30, 2019 (Unaudited) (CONTINUED)

		United Kingdom: 0.2%
990	(1),(3),(4)	Roofoods Ltd. - Series
	G	413,722	0.2

	Total Preferred Stock
	(Cost $946,260)	1,271,781	0.6

	Total Long-Term
	Investments
	(Cost $179,041,831)	204,395,031	96.2

SHORT-TERM INVESTMENTS: 2.7%
	Mutual Funds: 2.7%
5,701,521	(5) T. Rowe Price
	Government Reserve
	Fund, 2.460%
	(Cost $5,701,521)	5,701,521	2.7

	Total Short-Term
	Investments
	(Cost $5,701,521)	5,701,521	2.7

	Total Investments in
	Securities
	(Cost $184,743,352)	$210,096,552	98.9
	Assets in Excess of Other
	Liabilities	2,392,795	1.1
	Net Assets	$212,489,347	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2019, the Portfolio held restricted securities with a fair value of $866,124 or 0.4% of net assets. Please refer to the table below for additional details.
(5)	Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements
21

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

				Percentage
Principal				of Net
Amount†			Value	Assets
CORPORATE BONDS/NOTES: 10.1%
		Basic Materials: 0.7%
100,000	(1)	Cascades, Inc., 5.500%,
		07/15/2022	$100,875	0.0
200,000	(1)	Celulosa Arauco y
		Constitucion SA,
		4.250%, 04/30/2029	210,900	0.1
100,000		Cleveland-Cliffs, Inc.,
		5.750%, 03/01/2025	99,750	0.0
200,000		CNAC HK Finbridge Co.
		Ltd, 5.125%, 03/14/2028	220,699	0.1
780,000		DuPont de Nemours,
		Inc., 4.493%,
		11/15/2025	863,269	0.2
250,000	(1)	Evraz PLC, 5.250%,
		04/02/2024	260,609	0.1
100,000	(2)	Freeport-McMoRan,
		Inc., 4.550%,
		11/14/2024	102,475	0.0
200,000	(1)	Gold Fields Orogen
		Holdings BVI Ltd,
		5.125%, 05/15/2024	209,125	0.1
225,000	(1)	MMK International
		Capital DAC, 4.375%,
		06/13/2024	228,403	0.1
100,000	(1)	Novelis Corp., 5.875%,
		09/30/2026	101,500	0.0
100,000		Olin Corp., 5.125%,
		09/15/2027	103,125	0.0
100,000	(1),(2)	Rayonier AM Products,
		Inc., 5.500%,
		06/01/2024	86,000	0.0
100,000	(1)	Schweitzer-Mauduit
		International, Inc.,
		6.875%, 10/01/2026	102,500	0.0
200,000	(1)	Suzano Austria GmbH,
		5.000%, 01/15/2030	203,160	0.0
100,000	(1)	Tronox, Inc., 6.500%,
		04/15/2026	99,346	0.0
			2,991,736	0.7

		Communications: 1.0%
100,000		AMC Networks, Inc.,
		4.750%, 08/01/2025	101,875	0.0
100,000	(1)	Block Communications,
		Inc., 6.875%,
		02/15/2025	104,750	0.0
100,000	(1)	CCO Holdings LLC /
		CCO Holdings Capital
		Corp., 5.750%,
		02/15/2026	105,125	0.0
100,000		CenturyLink, Inc.,
		5.800%, 03/15/2022	104,750	0.0
100,000	(1)	Clear Channel
		Worldwide Holdings,
		Inc., 9.250%,
		02/15/2024	108,750	0.1
100,000	(1)	CommScope, Inc.,
		5.500%, 06/15/2024	95,125	0.0
100,000		CSC Holdings LLC,
		5.250%, 06/01/2024	104,125	0.0
100,000	(1),(2)	Cumulus Media New
		Holdings, Inc., 6.750%,
		07/01/2026	100,000	0.0
99,000		DISH DBS Corp.,
		5.000%, 03/15/2023	96,030	0.0
100,000		Embarq Corp., 7.995%,
		06/01/2036	97,282	0.0
100,000	(1)	Entercom Media Corp.,
		7.250%, 11/01/2024	105,875	0.0
25,000	(2)	Frontier
		Communications Corp.,
		6.875%, 01/15/2025	14,125	0.0
25,000	(1)	Frontier
		Communications Corp.,
		8.000%, 04/01/2027	26,063	0.0
25,000		Frontier
		Communications Corp.,
		11.000%, 09/15/2025	15,625	0.0
100,000	(1)	Gray Television, Inc.,
		7.000%, 05/15/2027	108,750	0.1
100,000		Hughes Satellite
		Systems Corp., 6.625%,
		08/01/2026	105,375	0.0
25,000	(1)	Intelsat Connect
		Finance SA, 9.500%,
		02/15/2023	22,250	0.0
25,000	(1)	Intelsat Jackson
		Holdings SA, 8.500%,
		10/15/2024	24,875	0.0
100,000		Level 3 Financing, Inc.,
		5.250%, 03/15/2026	103,750	0.0
100,000	(1)	MDC Partners, Inc.,
		6.500%, 05/01/2024	92,396	0.0
100,000		Netflix, Inc., 5.875%,
		11/15/2028	110,962	0.1
100,000	(1)	Nexstar Broadcasting,
		Inc., 5.625%,
		08/01/2024	103,846	0.0
100,000	(1)	Plantronics, Inc.,
		5.500%, 05/31/2023	99,750	0.0
100,000	(1)	Sinclair Television
		Group, Inc., 5.125%,
		02/15/2027	98,500	0.0
35,000	(1)	Sirius XM Radio, Inc.,
		4.625%, 07/15/2024	35,902	0.0
50,000	(1)	Sirius XM Radio, Inc.,
		5.000%, 08/01/2027	51,058	0.0
50,000	(1)	Sirius XM Radio, Inc.,
		6.000%, 07/15/2024	51,575	0.0
100,000		Sprint Corp., 7.625%,
		03/01/2026	106,850	0.1
1,000,000	(1)	Sprint Spectrum Co.
		LLC / Sprint Spectrum
		Co. II LLC / Sprint
		Spectrum Co. III LLC,
		5.152%, 09/20/2029	1,032,500	0.3
100,000		Telecom Italia Capital
		SA, 6.375%, 11/15/2033	104,250	0.0
100,000	(1)	Telesat Canada /
		Telesat LLC, 8.875%,
		11/15/2024	108,500	0.1
100,000		T-Mobile USA, Inc.,
		5.375%, 04/15/2027	107,375	0.1
100,000	(1)	ViaSat, Inc., 5.625%,
		09/15/2025	98,750	0.0
200,000	(1)	Virgin Media Secured
		Finance PLC, 5.500%,
		05/15/2029	203,250	0.1
			3,949,964	1.0

See Accompanying Notes to Financial Statements
1

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)
		Consumer, Cyclical: 0.9%
100,000	(1)	1011778 BC ULC / New
		Red Finance, Inc.,
		5.000%, 10/15/2025	101,030	0.0
100,000	(1)	Allison Transmission,
		Inc., 5.875%,
		06/01/2029	105,500	0.1
100,000		AMC Entertainment
		Holdings, Inc., 5.875%,
		11/15/2026	90,000	0.0
100,000		Asbury Automotive
		Group, Inc., 6.000%,
		12/15/2024	104,000	0.0
100,000	(1)	Ashton Woods USA LLC
		/ Ashton Woods Finance
		Co., 6.750%,
		08/01/2025	97,000	0.0
100,000	(1)	Caesars Resort
		Collection LLC / CRC
		Finco, Inc., 5.250%,
		10/15/2025	100,250	0.0
100,000		Century Communities,
		Inc., 5.875%,
		07/15/2025	101,000	0.0
100,000		Dana, Inc., 5.500%,
		12/15/2024	103,000	0.0
100,000	(1)	Golden Entertainment,
		Inc., 7.625%,
		04/15/2026	102,500	0.0
100,000	(1)	Golden Nugget, Inc.,
		6.750%, 10/15/2024	103,250	0.0
100,000	(2)	H&E Equipment
		Services, Inc., 5.625%,
		09/01/2025	103,225	0.0
100,000	(1)	IAA, Inc., 5.500%,
		06/15/2027	104,250	0.1
100,000		L Brands, Inc., 6.750%,
		07/01/2036	86,500	0.0
50,000		Lennar Corp., 5.250%,
		06/01/2026	53,438	0.0
50,000	(2)	Lennar Corp., 5.375%,
		10/01/2022	53,187	0.0
100,000	(1)	Lions Gate Capital
		Holdings LLC, 5.875%,
		11/01/2024	103,000	0.0
100,000	(1)	Live Nation
		Entertainment, Inc.,
		5.625%, 03/15/2026	105,125	0.1
100,000		M/I Homes, Inc.,
		5.625%, 08/01/2025	102,000	0.0
100,000		Meritage Homes Corp.,
		6.000%, 06/01/2025	108,000	0.1
100,000		MGM Resorts
		International, 5.750%,
		06/15/2025	109,248	0.1
100,000	(1)	Michaels Stores, Inc.,
		8.000%, 07/15/2027	99,914	0.0
100,000		Murphy Oil USA, Inc.,
		5.625%, 05/01/2027	104,500	0.1
100,000	(1)	Navistar International
		Corp., 6.625%,
		11/01/2025	105,250	0.1
100,000	(1)	Penn National Gaming,
		Inc., 5.625%,
		01/15/2027	99,000	0.0
50,000	(1)	PetSmart, Inc., 5.875%,
		06/01/2025	48,750	0.0
50,000	(1)	PetSmart, Inc., 7.125%,
		03/15/2023	47,125	0.0
50,000	(1)	Scientific Games
		International, Inc.,
		5.000%, 10/15/2025	50,625	0.0
50,000	(1)	Scientific Games
		International, Inc.,
		8.250%, 03/15/2026	52,625	0.0
100,000	(1)	Six Flags Entertainment
		Corp., 5.500%,
		04/15/2027	104,250	0.1
100,000		Sonic Automotive, Inc.,
		6.125%, 03/15/2027	98,750	0.0
100,000	(1)	Staples, Inc., 7.500%,
		04/15/2026	99,661	0.0
100,000	(1)	Station Casinos LLC,
		5.000%, 10/01/2025	100,500	0.0
100,000		Taylor Morrison
		Communities, Inc.,
		6.625%, 05/15/2022	103,500	0.0
100,000		Tempur Sealy
		International, Inc.,
		5.500%, 06/15/2026	104,125	0.0
100,000		United Continental
		Holdings, Inc., 4.875%,
		01/15/2025	102,750	0.0
100,000	(1)	Viking Cruises Ltd.,
		5.875%, 09/15/2027	101,500	0.0
100,000	(1)	William Carter Co/The,
		5.625%, 03/15/2027	105,125	0.1
100,000	(1)	Wolverine World Wide,
		Inc., 5.000%,
		09/01/2026	99,000	0.0
			3,562,453	0.9

		Consumer, Non-cyclical: 1.9%
100,000		Acadia Healthcare Co.,
		Inc., 5.625%,
		02/15/2023	102,125	0.0
200,000	(1)	Adani Ports & Special
		Economic Zone Ltd.,
		4.375%, 07/03/2029	203,100	0.1
100,000		Albertsons Cos LLC /
		Safeway, Inc. / New
		Albertsons L.P. /
		Albertson's LLC,
		6.625%, 06/15/2024	104,125	0.0
50,000	(1)	Allied Universal Holdco
		LLC, 6.625%,
		07/15/2026	50,937	0.0
50,000	(1)	Allied Universal Holdco
		LLC, 9.750%,
		07/15/2027	50,125	0.0
100,000	(1),(2)	Aptim Corp., 7.750%,
		06/15/2025	77,000	0.0
873,000		BAT Capital Corp.,
		3.557%, 08/15/2027	869,517	0.2
50,000	(1)	Bausch Health Cos,
		Inc., 5.500%,
		11/01/2025	52,313	0.0
50,000	(1)	Bausch Health Cos,
		Inc., 6.125%,
		04/15/2025	51,125	0.0
100,000	(1)	Cardtronics, Inc. /
		Cardtronics USA, Inc.,
		5.500%, 05/01/2025	100,000	0.0
55,000	(1)	Catalent Pharma
		Solutions, Inc., 5.000%,
		07/15/2027	56,100	0.0
100,000		Centene Corp., 4.750%,
		01/15/2025	103,471	0.0

See Accompanying Notes to Financial Statements
2

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

100,000		Central Garden & Pet
		Co., 5.125%,
		02/01/2028	98,500	0.0
1,500,000	(1)	Cigna Corp., 3.750%,
		07/15/2023	1,561,923	0.4
100,000	(1)	Cott Holdings, Inc.,
		5.500%, 04/01/2025	102,250	0.0
600,000		CVS Health Corp.,
		4.300%, 03/25/2028	632,898	0.2
300,000		CVS Health Corp.,
		5.050%, 03/25/2048	319,560	0.1
100,000		DaVita, Inc., 5.125%,
		07/15/2024	100,280	0.0
50,000	(1),(3)	Eagle Holding CO II
		LLC, 7.625% (PIK Rate
		8.375%, Cash Rate
		7.625%), 05/15/2022	50,375	0.0
100,000	(1)	Garda World Security
		Corp., 8.750%,
		05/15/2025	99,250	0.0
100,000	(1)	Graham Holdings Co.,
		5.750%, 06/01/2026	106,000	0.1
100,000		HCA, Inc., 5.875%,
		05/01/2023	108,988	0.1
100,000	(2)	Hertz Corp., 7.375%,
		01/15/2021	100,175	0.0
100,000	(1)	JBS USA LUX SA / JBS
		USA Finance, Inc.,
		6.750%, 02/15/2028	109,000	0.1
100,000		Molina Healthcare, Inc.,
		5.375%, 11/15/2022	104,375	0.1
50,000	(1)	MPH Acquisition
		Holdings LLC, 7.125%,
		06/01/2024	47,135	0.0
1,400,000		Mylan NV, 3.950%,
		06/15/2026	1,352,211	0.4
100,000	(1)	Par Pharmaceutical,
		Inc., 7.500%,
		04/01/2027	98,500	0.0
100,000	(1)	Pilgrim's Pride Corp.,
		5.750%, 03/15/2025	101,750	0.0
50,000	(1),(3)	Polaris Intermediate
		Corp., 8.500% (PIK Rate
		8.500%, Cash Rate
		0.000%), 12/01/2022	44,375	0.0
100,000	(1)	Post Holdings, Inc.,
		5.000%, 08/15/2026	101,750	0.0
100,000	(1),(2)	Simmons Foods, Inc.,
		5.750%, 11/01/2024	91,500	0.0
100,000		Spectrum Brands, Inc.,
		5.750%, 07/15/2025	104,375	0.1
100,000		Teleflex, Inc., 4.625%,
		11/15/2027	103,250	0.0
50,000		Tenet Healthcare Corp.,
		5.125%, 05/01/2025	50,375	0.0
50,000		Tenet Healthcare Corp.,
		6.750%, 06/15/2023	50,375	0.0
100,000		United Rentals North
		America, Inc., 4.625%,
		10/15/2025	101,875	0.0
100,000	(1)	West Street Merger
		Sub, Inc., 6.375%,
		09/01/2025	93,000	0.0
			7,653,983	1.9

		Energy: 1.5%
100,000	(1)	Archrock Partners L.P. /
		Archrock Partners
		Finance Corp., 6.875%,
		04/01/2027	105,010	0.0
1,900,000	(2)	HighPoint Operating
		Corp., 8.750%,
		06/15/2025	1,824,000	0.5
100,000	(2)	Chesapeake Energy
		Corp., 8.000%,
		01/15/2025	92,750	0.0
350,000		Empresa Nacional del
		Petroleo, 3.750%,
		08/05/2026	359,179	0.1
100,000		EnLink Midstream LLC,
		5.375%, 06/01/2029	102,750	0.0
300,000		Gazprom OAO Via Gaz
		Capital SA, 4.950%,
		03/23/2027	317,440	0.1
550,000		KazMunayGas National
		Co. JSC, 5.375%,
		04/24/2030	610,680	0.2
1,500,000	(1)	Kinder Morgan, Inc./DE,
		5.625%, 11/15/2023	1,661,372	0.4
100,000		PBF Logistics L.P. / PBF
		Logistics Finance Corp.,
		6.875%, 05/15/2023	103,625	0.0
225,000		Petroleos del Peru SA,
		4.750%, 06/19/2032	246,667	0.1
200,000		Petroleos Mexicanos,
		6.500%, 03/13/2027	197,740	0.1
100,000	(1)	Tallgrass Energy
		Partners L.P. / Tallgrass
		Energy Finance Corp.,
		5.500%, 01/15/2028	101,625	0.0
100,000	(1),(2)	Targa Resources
		Partners L.P. / Targa
		Resources Partners
		Finance Corp., 6.875%,
		01/15/2029	111,000	0.0
			5,833,838	1.5

		Financial: 2.6%
100,000		Ally Financial, Inc.,
		5.750%, 11/20/2025	110,990	0.0
1,400,000	(4)	Bank of America Corp.,
		3.419%, 12/20/2028	1,442,898	0.4
2,000,000	(4)	Bank of America Corp.,
		6.100%, 12/31/2199	2,161,430	0.6
100,000		CIT Group, Inc.,
		5.250%, 03/07/2025	109,875	0.0
200,000		Corp Financiera de
		Desarrollo SA, 4.750%,
		07/15/2025	215,350	0.1
100,000	(1)	ESH Hospitality, Inc.,
		5.250%, 05/01/2025	102,750	0.0
70,000	(1)	HUB International Ltd.,
		7.000%, 05/01/2026	71,137	0.0
100,000	(1)	Icahn Enterprises L.P. /
		Icahn Enterprises
		Finance Corp., 6.250%,
		05/15/2026	101,375	0.0
2,000,000	(4)	JPMorgan Chase & Co.,
		5.150%, 12/31/2199	2,028,930	0.5
2,000,000	(4)	JPMorgan Chase & Co.,
		5.639%, 12/31/2199	1,996,100	0.5
200,000	(1),(4)	Kookmin Bank, 4.350%,
		12/31/2199	201,801	0.1

See Accompanying Notes to Financial Statements
3

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

100,000		MGM Growth Properties
		Operating Partnership
		L.P. / MGP Finance Co-
		Issuer, Inc., 5.625%,
		05/01/2024	108,125	0.0
100,000		MPT Operating
		Partnership L.P. / MPT
		Finance Corp., 5.000%,
		10/15/2027	103,250	0.0
100,000	(1)	Quicken Loans, Inc.,
		5.250%, 01/15/2028	99,875	0.0
100,000		Springleaf Finance
		Corp., 7.125%,
		03/15/2026	109,470	0.0
1,300,000	(4)	Wells Fargo & Co.,
		5.900%, 12/31/2199	1,361,055	0.4
			10,324,411	2.6

		Industrial: 0.7%
100,000		AECOM, 5.875%,
		10/15/2024	108,675	0.1
65,000	(1)	Amsted Industries, Inc.,
		5.625%, 07/01/2027	67,925	0.0
100,000	(1)	Berry Global Escrow
		Corp., 5.625%,
		07/15/2027	104,250	0.0
100,000	(1)	BMC East LLC, 5.500%,
		10/01/2024	101,750	0.0
100,000	(1)	Bombardier, Inc.,
		8.750%, 12/01/2021	109,375	0.1
100,000	(1)	Builders FirstSource,
		Inc., 6.750%,
		06/01/2027	106,000	0.1
100,000	(1)	FXI Holdings, Inc.,
		7.875%, 11/01/2024	93,500	0.0
100,000	(1)	GFL Environmental,
		Inc., 8.500%,
		05/01/2027	107,875	0.1
100,000	(1)	Masonite International
		Corp., 5.750%,
		09/15/2026	103,250	0.0
100,000	(1)	Mauser Packaging
		Solutions Holding Co.,
		7.250%, 04/15/2025	96,750	0.0
100,000	(1)	Norbord, Inc., 5.750%,
		07/15/2027	101,250	0.0
100,000	(1)	Owens-Brockway Glass
		Container, Inc., 5.375%,
		01/15/2025	104,625	0.0
100,000	(1)	Resideo Funding, Inc.,
		6.125%, 11/01/2026	104,250	0.0
100,000	(1)	Reynolds Group Issuer,
		Inc. / Reynolds Group
		Issuer LLC / Reynolds
		Group Issuer Lu,
		5.125%, 07/15/2023	102,125	0.0
100,000	(1)	Sealed Air Corp.,
		5.500%, 09/15/2025	106,750	0.1
100,000	(1)	Standard Industries,
		Inc./NJ, 5.000%,
		02/15/2027	101,500	0.0
100,000	(1)	Stevens Holding Co.,
		Inc., 6.125%,
		10/01/2026	105,750	0.0
100,000	(1)	TransDigm, Inc.,
		6.250%, 03/15/2026	104,875	0.0
819,000		United Technologies
		Corp., 3.950%,
		08/16/2025	883,517	0.2
			2,713,992	0.7

		Technology: 0.5%
100,000	(1)	Ascend Learning LLC,
		6.875%, 08/01/2025	102,250	0.0
100,000		CDW LLC / CDW
		Finance Corp., 5.000%,
		09/01/2025	104,437	0.0
100,000	(1)	Change Healthcare
		Holdings LLC / Change
		Healthcare Finance,
		Inc., 5.750%,
		03/01/2025	101,875	0.0
1,044,000	(1)	Dell International LLC /
		EMC Corp., 5.450%,
		06/15/2023	1,125,941	0.3
100,000	(1)	Dell International LLC /
		EMC Corp., 7.125%,
		06/15/2024	105,573	0.1
100,000		Donnelley Financial
		Solutions, Inc., 8.250%,
		10/15/2024	103,750	0.0
100,000	(1)	Open Text Corp.,
		5.875%, 06/01/2026	106,030	0.1
100,000	(1)	RP Crown Parent LLC,
		7.375%, 10/15/2024	104,500	0.0
100,000	(1)	SS&C Technologies,
		Inc., 5.500%,
		09/30/2027	103,938	0.0
100,000	(1)	Tempo Acquisition LLC /
		Tempo Acquisition
		Finance Corp., 6.750%,
		06/01/2025	103,500	0.0
			2,061,794	0.5

		Utilities: 0.3%
100,000		Calpine Corp., 5.500%,
		02/01/2024	99,375	0.0
100,000		NRG Energy, Inc.,
		5.750%, 01/15/2028	107,625	0.1
250,000		Perusahaan Listrik
		Negara PT, 4.125%,
		05/15/2027	255,624	0.1
400,000		Perusahaan Listrik
		Negara PT, 5.450%,
		05/21/2028	443,807	0.1
100,000	(1)	Vistra Operations Co.
		LLC, 5.625%,
		02/15/2027	106,250	0.0
			1,012,681	0.3

	Total Corporate Bonds/Notes
	(Cost $38,723,262)		40,104,852	10.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 9.3%
902,708	(1),(4)	Agate Bay Mortgage
		Trust 2015-1 B4,
		3.815%, 01/25/2045	867,205	0.2
617,135	(1),(4)	Chase Mortgage
		Finance Corp. 2016-
		SH1 M2, 3.750%,
		04/25/2045	633,914	0.2
1,956,513	(1),(4)	CIM Trust 2019-INV2
		A3, 4.000%, 05/25/2049	2,021,813	0.5

See Accompanying Notes to Financial Statements
4

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

1,000,000	(1),(4)	Deephaven Residential
		Mortgage Trust 2018-1A
		M1, 3.939%, 12/25/2057	1,013,556	0.3
1,176,000	(1),(4),(5)	Ellington Financial
		Mortgage Trust 2019-1
		M1, 3.587%, 06/25/2059	1,180,116	0.3
994,213		Fannie Mae Connecticut
		Avenue Securities 2016-
		C05 2M2, 6.854%,
		(US0001M + 4.450%),
		01/25/2029	1,059,778	0.3
996,822		Fannie Mae Connecticut
		Avenue Securities 2016-
		C07 2M2, 6.754%,
		(US0001M + 4.350%),
		05/25/2029	1,064,942	0.3
400,000		Fannie Mae Connecticut
		Avenue Securities 2017-
		C06 1M2, 5.054%,
		(US0001M + 2.650%),
		02/25/2030	411,515	0.1
325,714		Fannie Mae Connecticut
		Avenue Securities 2017-
		CO6 2M2, 5.204%,
		(US0001M + 2.800%),
		02/25/2030	335,669	0.1
1,000,000		Fannie Mae Connecticut
		Avenue Securities 2018-
		C03 1M2, 4.554%,
		(US0001M + 2.150%),
		10/25/2030	1,007,801	0.3
1,000,000		Fannie Mae Connecticut
		Avenue Securities 2018-
		C05 1M2, 4.754%,
		(US0001M + 2.350%),
		01/25/2031	1,010,147	0.3
1,000,000	(1)	Fannie Mae Connecticut
		Avenue Securities Trust
		2018-R07 1M2, 4.804%,
		(US0001M + 2.400%),
		04/25/2031	1,012,785	0.3
3,004,480	(6)	Fannie Mae REMICS
		2008-36 YI, 4.796%, (-
		1.000*US0001M + 7.200%),
		07/25/2036	460,681	0.1
1,201,071	(6)	Fannie Mae REMICS
		2010-59 NS, 3.366%, (-
		1.000*US0001M + 5.770%),
		06/25/2040	176,662	0.0
6,868,459	(6)	Fannie Mae REMICS
		2012-121 ID, 3.000%,
		11/25/2027	521,371	0.1
8,159,946	(6)	Fannie Mae REMICS
		2013-71 AI, 3.000%,
		07/25/2028	650,496	0.2
500,000	(1),(4)	Flagstar Mortgage Trust
		2017-1 1A7, 3.500%,
		03/25/2047	504,113	0.1
948,957	(1),(4)	Flagstar Mortgage Trust
		2017-1 B3, 3.692%,
		03/25/2047	955,684	0.2
2,233,985	(1),(4)	Flagstar Mortgage Trust
		2018-3INV A3, 4.000%,
		05/25/2048	2,300,527	0.6
1,436,122	(6)	Freddie Mac REMICS
		3318 KS, 4.016%, (-
		1.000*US0001M + 6.410%),
		05/15/2037	176,387	0.0
1,573,300	(6)	Freddie Mac REMICS
		3879 SL, 4.206%, (-
		1.000*US0001M + 6.600%),
		01/15/2041	205,794	0.0
6,259,938	(6)	Freddie Mac REMICS
		4120 JS, 3.806%, (-
		1.000*US0001M + 6.200%),
		10/15/2032	972,864	0.2
4,968,813	(6)	Freddie Mac REMICS
		4141 EI, 3.000%,
		09/15/2027	318,711	0.1
5,959,294	(6)	Freddie Mac REMICS
		4153 IB, 2.500%,
		01/15/2028	391,589	0.1
1,300,000	(1)	Freddie Mac Structured
		Agency Credit Risk Debt
		Notes 2019-DNA1 M2,
		5.054%, (US0001M +
		2.650%), 01/25/2049	1,332,969	0.3
1,432,729	(6)	Ginnie Mae Series
		2015-42 IY, 5.500%,
		08/20/2039	194,130	0.0
1,222,946	(1),(4)	J.P. Morgan Mortgage
		Trust 2019-2 A15,
		4.000%, 08/25/2049	1,246,778	0.3
2,201,754	(1),(4)	J.P. Morgan Mortgage
		Trust 2019-LTV1 A3,
		4.000%, 06/25/2049	2,252,277	0.6
884,111	(1),(4)	JP Morgan Mortgage
		Trust 2017-5 B2,
		3.182%, 10/26/2048	875,426	0.2
1,169,455	(1),(4)	JP Morgan Mortgage
		Trust 2018-3 B2,
		3.778%, 09/25/2048	1,176,452	0.3
757,962	(1),(4)	JP Morgan Mortgage
		Trust 2018-4 B2,
		3.791%, 10/25/2048	763,274	0.2
1,109,965	(1),(4)	JP Morgan Mortgage
		Trust 2019-1 A3,
		4.000%, 05/25/2049	1,138,557	0.3
1,100,000	(1),(4)	JP Morgan Mortgage
		Trust 2019-5 A3,
		4.000%, 11/25/2049	1,125,470	0.3
1,200,000	(1),(4)	New Residential
		Mortgage Loan Trust
		2019-NQM3 A3,
		3.086%, 07/25/2049	1,203,418	0.3
1,200,000	(1),(4)	OBX 2019-INV2 A25
		Trust, 4.000%,
		05/27/2049	1,228,886	0.3
750,000		OCP Clo 2019-17 Ltd,
		0.000%, 07/20/2032	750,000	0.2
1,900,000	(1),(4)	PSMC 2019-1 A1 Trust,
		4.000%, 07/25/2049	1,943,994	0.5
1,197,559	(1),(4)	Sequoia Mortgage Trust
		2019-2 B2, 4.273%,
		05/25/2049	1,285,920	0.3
1,197,559	(1),(4)	Sequoia Mortgage Trust
		2019-2 B3, 4.273%,
		05/25/2049	1,216,269	0.3

	Total Collateralized Mortgage
	Obligations
	(Cost $36,783,893)		36,987,940	9.3

SOVEREIGN BONDS: 0.9%
275,000		Brazilian Government
		International Bond,
		6.000%, 04/07/2026	316,981	0.1

See Accompanying Notes to Financial Statements
5

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

450,000		Colombia Government
		International Bond,
		3.875%, 04/25/2027	469,913	0.1
EUR 225,000		Croatia Government
		International Bond,
		1.125%, 06/19/2029	256,405	0.1
200,000		Croatia Government
		International Bond,
		5.500%, 04/04/2023	221,652	0.1
300,000		Dominican Republic
		International Bond,
		6.875%, 01/29/2026	339,753	0.1
350,000		Egypt Government
		International Bond,
		5.875%, 06/11/2025	357,831	0.1
181,000	(4)	Ivory Coast Government
		International Bond,
		5.750%, 12/31/2032	176,346	0.0
200,000	(1)	Kenya Government
		International Bond,
		7.000%, 05/22/2027	209,250	0.1
200,000		Mexico Government
		International Bond,
		4.500%, 04/22/2029	214,600	0.1
125,000		Panama Government
		International Bond,
		9.375%, 04/01/2029	187,970	0.0
400,000		Perusahaan Penerbit
		SBSN Indonesia III,
		4.150%, 03/29/2027	419,588	0.1
200,000		Russian Foreign Bond -
		Eurobond, 4.375%,
		03/21/2029	207,639	0.0
200,000		Sri Lanka Government
		International Bond,
		6.350%, 06/28/2024	199,852	0.0

	Total Sovereign Bonds
	(Cost $3,473,031)		3,577,780	0.9

ASSET-BACKED SECURITIES: 4.3%
		Automobile Asset-Backed Securities: 0.4%
450,000		Americredit Automobile
		Receivables Trust 2019-
		2 D, 2.990%,
		06/18/2025	452,403	0.1
1,000,000		Santander Drive Auto
		Receivables Trust 2019-
		2 D, 3.220%,
		07/15/2025	1,014,903	0.3
			1,467,306	0.4

		Other Asset-Backed Securities: 3.9%
400,000	(1)	Applebee's Funding LLC
		/ IHOP Funding LLC
		2019-1A A2I, 4.194%,
		06/07/2049	404,210	0.1
150,000	(1)	Applebee's Funding LLC
		/ IHOP Funding LLC
		2019-1A A2II, 4.723%,
		06/07/2049	152,032	0.0
750,000	(1)	Benefit Street Partners
		CLO II Ltd. 2013-IIA BR,
		5.147%, (US0003M +
		2.550%), 07/15/2029	746,203	0.2
500,000	(1)	BlueMountain CLO XXV
		Ltd. 2019-25A C,
		4.770%, (US0003M +
		2.450%), 07/15/2032	500,000	0.1
393,000	(1)	Domino's Pizza Master
		Issuer LLC 2017-1A
		A2II, 3.082%,
		07/25/2047	394,543	0.1
610,830	(1)	Domino's Pizza Master
		Issuer LLC 2018-1A A2I,
		4.116%, 07/25/2048	630,250	0.2
500,000	(1),(5)	Dryden 75 CLO Ltd.
		2019-75A CR, 4.720%,
		(US0003M + 2.400%),
		07/15/2030	500,000	0.1
750,000	(1)	LCM XXII Ltd. 22A BR,
		4.592%, (US0003M +
		2.000%), 10/20/2028	736,900	0.2
700,000	(1)	LCM XXIV Ltd. 24A C,
		4.842%, (US0003M +
		2.250%), 03/20/2030	693,040	0.2
570,000	(1)	LoanCore 2019-CRE2
		AS Issuer Ltd., 3.894%,
		(US0001M + 1.500%),
		05/09/2036	571,599	0.1
650,000	(1)	Marlette Funding Trust
		2019-3A B, 3.070%,
		09/17/2029	649,939	0.2
1,019,897	(1)	Mosaic Solar Loans
		2017-2A A LLC,
		3.820%, 06/22/2043	1,037,832	0.3
250,000	(1)	Octagon Loan Funding
		Ltd. 2014-1A CRR,
		4.720%, (US0003M +
		2.200%), 11/18/2031	243,611	0.1
750,000	(1)	OHA Credit Funding 3
		Ltd. 2019-3A C, 4.770%,
		(US0003M + 2.450%),
		07/20/2032	749,999	0.2
1,000,000	(1)	Palmer Square CLO
		2015-1A BR2 Ltd.,
		4.772%, (US0003M +
		2.250%), 05/21/2029	999,990	0.2
1,000,000	(1)	SoFi Consumer Loan
		Program 2019-3 D
		Trust, 3.890%,
		05/25/2028	1,010,068	0.2
400,000	(1),(5)	Sunrun Xanadu Issuer
		2019-1A A LLC,
		3.980%, 06/30/2054	400,000	0.1
750,000	(1)	THL Credit Wind River
		2016-1A CR CLO Ltd.,
		4.697%, (US0003M +
		2.100%), 07/15/2028	746,205	0.2
2,000,000	(1),(4)	Towd Point Mortgage
		Trust 2015-4 M2,
		3.750%, 04/25/2055	2,079,355	0.5
180,000	(1),(4)	Towd Point Mortgage
		Trust 2015-6 M2,
		3.750%, 04/25/2055	188,113	0.0
1,182,000	(1)	Wendy's Funding LLC
		2018-1A A2II, 3.884%,
		03/15/2048	1,188,536	0.3
250,000	(1)	Wendy's Funding LLC
		2019-1A A2I, 3.783%,
		06/15/2049	251,478	0.1

See Accompanying Notes to Financial Statements
6

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

780,000	(1)	Westcott Park CLO Ltd.
		2016-1A CR, 4.724%,
		(US0003M + 2.250%),
		07/20/2028	780,038	0.2
			15,653,941	3.9

	Total Asset-Backed
	Securities
	(Cost $17,012,865)		17,121,247	4.3

U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.7%
		Government National Mortgage Association:
		1.1%
4,099,000	(7)	3.000%, 08/01/2044	4,180,660	1.1

		Uniform Mortgage-Backed Security: 2.6%
813,000	(7)	3.000%, 08/01/2033	828,566	0.2
4,380,000	(7)	3.500%, 07/25/2049	4,476,839	1.1
3,399,000	(7)	4.000%, 07/25/2049	3,512,455	0.9
1,372,000	(7)	4.500%, 07/25/2049	1,433,767	0.4
			10,251,627	2.6

	Total U.S. Government
	Agency Obligations
	(Cost $14,429,386)		14,432,287	3.7

COMMERCIAL MORTGAGE-BACKED SECURITIES: 11.9%
650,000	(1)	BANK 2017-BNK4 D,
		3.357%, 05/15/2050	584,888	0.2
2,000,000	(1),(4)	BANK 2017-BNK5 D,
		3.078%, 06/15/2060	1,778,095	0.5
1,170,000	(1)	BANK 2017-BNK8 D,
		2.600%, 11/15/2050	1,010,051	0.3
1,460,000	(1)	BANK 2019-BNK17 D,
		3.000%, 04/15/2052	1,312,659	0.3
1,000,000	(1)	BENCHMARK 2018-B3
		D Mortgage Trust,
		3.057%, 04/10/2051	913,524	0.2
21,992,159	(4),(6)	Benchmark 2019-B10
		XA Mortgage Trust,
		1.395%, 03/15/2062	2,069,242	0.5
2,000,000	(1)	BX Commercial
		Mortgage Trust 2019-
		IMC E, 4.590%,
		(US0001M + 2.150%),
		04/15/2034	2,010,386	0.5
2,000,000	(1),(4)	CALI Mortgage Trust
		2019-101C E, 4.469%,
		03/10/2039	2,116,462	0.5
2,350,000	(1),(4)	Citigroup Commercial
		Mortgage Trust 2013-
		GC15 D, 5.389%,
		09/10/2046	2,469,340	0.6
2,000,000	(4)	Commercial Mortgage
		Pass Through
		Certificates 2016-CR28
		D, 4.051%, 02/10/2049	2,028,899	0.5
2,000,000	(4)	COMM 2015-CCRE26 D
		Mortgage Trust,
		3.632%, 10/10/2048	1,862,951	0.5
520,000	(1)	Credit Suisse Mortgage
		Capital Certificates
		2019-ICE4 F, 5.044%,
		(US0001M + 2.650%),
		05/15/2036	523,075	0.1
2,000,000	(4)	CSAIL 2015-C2 C
		Commercial Mortgage
		Trust, 4.343%,
		06/15/2057	1,931,376	0.5
2,000,000	(1),(4)	CSAIL 2016-C6 D
		Commercial Mortgage
		Trust, 4.909%,
		01/15/2049	1,959,824	0.5
205,000	(1),(4)	Grace 2014-GRCE F
		Mortgage Trust,
		3.710%, 06/10/2028	205,268	0.1
23,763,202	(4),(6)	GS Mortgage Securities
		Trust 2019-GC39 XA,
		1.300%, 05/10/2052	2,015,602	0.5
2,000,000	(1)	Hawaii Hotel Trust
		2019-MAUI F, 5.394%,
		(US0001M + 3.000%),
		05/15/2038	1,990,680	0.5
1,000,000	(1)	HPLY Trust 2019-HIT E,
		4.744%, (US0001M +
		2.350%), 11/15/2026	1,005,136	0.3
1,000,000	(1),(4)	JPMBB Commercial
		Mortgage Securities
		Trust 2014-C25 D,
		4.092%, 11/15/2047	897,445	0.2
49,719,775	(4),(6)	JPMDB Commercial
		Mortgage Securities
		Trust 2018-C8 XA,
		0.811%, 06/15/2051	2,119,186	0.5
2,000,000	(1)	KNDL 2019-KNSQ E
		Mortgage Trust,
		4.194%, (US0001M +
		1.800%), 05/15/2036	1,999,980	0.5
530,000	(1),(5)	Morgan Stanley Capital I
		Trust 2011-C1 M,
		4.193%, 09/15/2047	508,137	0.1
1,955,000	(1),(4)	Morgan Stanley Capital I
		Trust 2016-BNK2 D,
		3.000%, 11/15/2049	1,756,155	0.5
2,000,000	(1)	Morgan Stanley Capital I
		Trust 2019-PLND E,
		4.544%, (US0001M +
		2.150%), 05/15/2036	2,001,253	0.5
2,000,000	(1)	UBS Commercial
		Mortgage Trust 2018-
		NYCH C, 3.894%,
		(US0001M + 1.500%),
		02/15/2032	2,000,008	0.5
2,240,000	(1)	Wells Fargo Commercial
		Mortgage Trust 2019-
		C49 D, 3.000%,
		03/15/2052	1,947,563	0.5
2,000,000	(1),(4)	WFRBS Commercial
		Mortgage Trust 2011-C5
		E, 5.858%, 11/15/2044	2,052,806	0.5
2,210,000	(1)	WFRBS Commercial
		Mortgage Trust 2013-
		C12 E, 3.500%,
		03/15/2048	1,854,139	0.5
1,920,000	(4)	WFRBS Commercial
		Mortgage Trust 2014-
		C19 C, 4.646%,
		03/15/2047	2,028,206	0.5

	Total Commercial Mortgage-
	Backed Securities
	(Cost $46,028,825)		46,952,336	11.9

U.S. TREASURY OBLIGATIONS: 13.2%
		U.S. Treasury Bonds: 0.8%
2,967,200		3.000%, 02/15/2049	3,254,764	0.8

See Accompanying Notes to Financial Statements
7

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

		U.S. Treasury Notes: 12.4%
1,387,000		1.500%, 07/15/2020	1,380,742	0.3
2,673,000		1.625%, 06/30/2021	2,666,265	0.7
2,556,000		1.750%, 06/15/2022	2,558,945	0.6
2,271,000		1.750%, 06/30/2024	2,269,226	0.6
1,758,000		2.000%, 05/31/2024	1,777,949	0.5
2,372,000		2.125%, 05/31/2021	2,387,705	0.6
10,000		2.125%, 05/31/2026	10,162	0.0
8,000,000		2.250%, 03/31/2020	8,013,750	2.0
16,116,000		2.250%, 04/15/2022	16,339,484	4.1
5,000,000		2.500%, 05/31/2020	5,022,559	1.3
5,000,000		2.500%, 06/30/2020	5,025,879	1.3
1,550,000		2.625%, 02/15/2029	1,633,827	0.4
			49,086,493	12.4

	Total U.S. Treasury
	Obligations
	(Cost $51,794,598)		52,341,257	13.2

				Percentage
				of Net
Shares			Value	Assets
COMMON STOCK: 39.5%
		Communication Services: 2.4%
54,579		AT&T, Inc.	1,828,942	0.5
25,852	(1)	Auto Trader Group PLC	180,054	0.0
88,336		BT Group PLC	220,870	0.1
561		Cable One, Inc.	656,925	0.2
28,673		CenturyLink, Inc.	337,194	0.1
12,571		Deutsche Telekom AG	217,788	0.1
71,000		HKT Trust / HKT Ltd.	112,703	0.0
3,400		Konami Holdings Corp.	159,932	0.0
31,033		Koninklijke KPN NV	95,296	0.0
13,533		News Corp - Class A	182,560	0.0
10,900		NTT DoCoMo, Inc.	254,318	0.1
9,498		Omnicom Group	778,361	0.2
5,918		Orange SA	93,345	0.0
96,000		PCCW Ltd.	55,400	0.0
1,353	(2)	RTL Group SA	69,250	0.0
3,361		SES S.A. - Luxembourg	52,550	0.0
96,700		Singapore
		Telecommunications
		Ltd.	250,290	0.1
25,369		Spark New Zealand Ltd.	68,252	0.0
37,207		Telefonica Deutschland
		Holding AG	103,951	0.0
30,001		Verizon
		Communications, Inc.	1,713,957	0.4
141,207		Vodafone Group PLC	231,448	0.1
13,901		Walt Disney Co.	1,941,136	0.5
			9,604,522	2.4

		Consumer Discretionary: 3.7%
1,400		ABC-Mart, Inc.	91,304	0.0
211		Adidas AG	65,277	0.0
2,465		Carnival Corp.	114,746	0.0
10,390		Compass Group PLC	249,068	0.1
4,074	(2)	Cracker Barrel Old
		Country Store, Inc.	695,554	0.2
13,596		Crown Resorts Ltd.	118,835	0.0
6,260		Darden Restaurants,
		Inc.	762,030	0.2
21,685		eBay, Inc.	856,557	0.2
6,021		Expedia Group, Inc.	800,974	0.2
32,084		Gentex Corp.	789,587	0.2
6,568		Genuine Parts Co.	680,313	0.2
23,776		Harvey Norman
		Holdings Ltd.	68,037	0.0
8,013		Home Depot, Inc.	1,666,464	0.4
1,700		Jardine Cycle &
		Carriage Ltd.	45,555	0.0
9,443		Kohl's Corp.	449,015	0.1
3,159		Lear Corp.	439,954	0.1
59,817		Marks & Spencer Group
		PLC	159,934	0.0
7,014		McDonald's Corp.	1,456,527	0.4
1,300		McDonald's Holdings
		Co. Japan Ltd.	57,355	0.0
2,441		Next PLC	170,936	0.0
25,100		Nissan Motor Co., Ltd.	179,778	0.1
4,889		Nokian Renkaat OYJ	152,685	0.0
7,412		Persimmon PLC	188,302	0.1
1,285		Peugeot S.A.	31,627	0.0
2,100		Sankyo Co., Ltd.	76,142	0.0
13,100		Sekisui House Ltd.	215,844	0.1
14,524		Service Corp.
		International	679,433	0.2
1,783		Sodexo SA	208,422	0.1
7,163		Starbucks Corp.	600,474	0.2
8,100		Subaru Corp.	197,212	0.1
93,448		Taylor Wimpey PLC	187,518	0.1
17,993		TJX Cos., Inc.	951,470	0.2
4,942		TUI AG	48,524	0.0
35,500		Yamada Denki Co., Ltd.	157,112	0.0
8,042		Yum! Brands, Inc.	890,008	0.2
			14,502,573	3.7

		Consumer Staples: 3.6%
19,916		Altria Group, Inc.	943,023	0.2
1,632		Carlsberg A/S	216,562	0.1
22,110		Coca-Cola Amatil Ltd.	158,728	0.1
11,049		Coca-Cola Co.	562,615	0.1
53		Coca-Cola European
		Partners PLC - USD	2,995	0.0
3,937		Coca-Cola European
		Partners PLC	222,440	0.1
2,014		Colruyt S.A.	116,921	0.0
2,762		Danone	233,865	0.1
1,162		Diageo PLC	50,013	0.0
16,204		General Mills, Inc.	851,034	0.2
6,383		Hershey Co.	855,513	0.2
61,079		J Sainsbury PLC	151,782	0.0
5,842		Kimberly-Clark Corp.	778,622	0.2
10,088		Koninklijke Ahold
		Delhaize NV	226,472	0.1
2,800		Lawson, Inc.	134,517	0.0
8,157		Mowi ASA	190,865	0.1
1,700		MEIJI Holdings Co., Ltd.	121,552	0.0
8,094		Nestle SA	837,909	0.2
14,117		Orkla ASA	125,287	0.0
11,688		PepsiCo, Inc.	1,532,647	0.4
14,610		Philip Morris
		International, Inc.	1,147,323	0.3
17,047		Procter & Gamble Co.	1,869,204	0.5
5,600		Seven & I Holdings Co.,
		Ltd.	189,736	0.1
3,800		Sundrug Co., Ltd.	103,058	0.0
1,456		Swedish Match AB	61,557	0.0
10,733		Sysco Corp.	759,038	0.2
2,800		Toyo Suisan Kaisha Ltd.	115,413	0.0
8,997		Unilever NV	546,641	0.1
13,879		Walgreens Boots
		Alliance, Inc.	758,765	0.2
63,699		WM Morrison
		Supermarkets PLC	163,049	0.1
See Accompanying Notes to Financial Statements
8

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

4,316		Woolworths Group Ltd	100,784	0.0
			14,127,930	3.6

		Energy: 1.5%
13,973		Chevron Corp.	1,738,800	0.4
14,182		ENI S.p.A.	235,809	0.1
2,898		Exxon Mobil Corp.	222,074	0.0
12,627		Occidental Petroleum
		Corp.	634,886	0.2
11,603		Oneok, Inc.	798,402	0.2
8,702		Phillips 66	813,985	0.2
23,591		Royal Dutch Shell PLC -
		Class A	769,956	0.2
2,016		Total SA	113,085	0.0
7,402		Valero Energy Corp.	633,685	0.2
3,126		Washington H Soul
		Pattinson & Co. Ltd.	48,338	0.0
			6,009,020	1.5

		Financials: 6.3%
8,839	(1)	ABN AMRO Bank NV	189,132	0.1
5,551		Admiral Group PLC	155,657	0.0
16,625		Aflac, Inc.	911,216	0.2
32,801		AGNC Investment Corp.	551,713	0.1
14,369		AIB Group PLC	58,755	0.0
8,863		Allstate Corp.	901,278	0.2
4,033		American Financial
		Group, Inc.	413,262	0.1
934		Ameriprise Financial,
		Inc.	135,579	0.0
71,915		Annaly Capital
		Management, Inc.	656,584	0.2
3,400		Aozora Bank Ltd.	81,752	0.0
12,601		Assicurazioni Generali
		S.p.A.	237,246	0.1
42,323		Aviva PLC	224,167	0.1
19,977		Bank Hapoalim BM	148,354	0.0
21,215		Bank Leumi Le-Israel
		BM	153,343	0.0
16,330		Bank of America Corp.	473,570	0.1
4,454		Bank of Hawaii Corp.	369,281	0.1
3,465		Bank of New York
		Mellon Corp.	152,980	0.0
31,603		Barclays PLC	60,111	0.0
24,500		BOC Hong Kong
		Holdings Ltd.	96,460	0.0
10,838		Cathay General
		Bancorp.	389,193	0.1
15,209		Chimera Investment
		Corp.	286,994	0.1
7,343		Citizens Financial
		Group, Inc.	259,648	0.1
9,137		CNA Financial Corp.	430,079	0.1
8,307		Comerica, Inc.	603,420	0.2
6,435		Credit Agricole SA	76,787	0.0
32,300		Daiwa Securities Group,
		Inc.	141,811	0.0
1,688		Deutsche Boerse AG	238,295	0.1
39,465		Direct Line Insurance
		Group PLC	166,357	0.0
1,184	(2)	Erie Indemnity Co.	301,068	0.1
24		Everest Re Group Ltd.	5,932	0.0
2,857		Everest Re Group Ltd.	706,193	0.2
7,435		Federated Investors,
		Inc.	241,638	0.1
12,846		First American Financial
		Corp.	689,830	0.2
922		First Citizens
		BancShares, Inc.	415,149	0.1
9,500		Hang Seng Bank Ltd.	236,460	0.1
1,201		Hannover Rueck SE	194,194	0.1
14,919		Hartford Financial
		Services Group, Inc.	831,287	0.2
35,090		Huntington Bancshares,
		Inc.	484,944	0.1
13,071		ING Groep NV	151,411	0.0
2,638		Intercontinental
		Exchange, Inc.	226,710	0.1
103,293		Intesa Sanpaolo SpA	221,130	0.1
6,644		Investec PLC - INVP -
		GBP	43,190	0.0
16,482		Israel Discount Bank
		Ltd.	67,204	0.0
13,600		Japan Post Holdings
		Co. Ltd.	154,020	0.0
18,589		JPMorgan Chase & Co.	2,078,250	0.5
69,405		Legal & General Group
		PLC	237,783	0.1
1,449		Macquarie Group Ltd.	127,811	0.0
18,968		Mediobanca Banca di
		Credito Finanziario SpA	195,594	0.1
48,274		MFA Financial, Inc.	346,607	0.1
4,800		MS&AD Insurance
		Group Holdings, Inc.	152,575	0.0
2,552		Mizrahi Tefahot Bank
		Ltd.	58,952	0.0
163,700		Mizuho Financial Group,
		Inc.	238,041	0.1
1,648		Morningstar, Inc.	238,367	0.1
35,247		New Residential
		Investment Corp.	542,451	0.1
4,527		NN Group NV	181,980	0.1
19,407		Nordea Bank Abp	140,918	0.0
31,395		Old Republic
		International Corp.	702,620	0.2
2,700		ORIX Corp.	40,351	0.0
6,259		Popular, Inc.	339,488	0.1
7,437		Prudential Financial, Inc.	751,137	0.2
4,284		Reinsurance Group of
		America, Inc.	668,433	0.2
2,087		S&P Global, Inc.	475,398	0.1
5,034		Sampo OYJ	237,627	0.1
17,400		Singapore Exchange
		Ltd.	101,938	0.0
6,715		Societe Generale	169,483	0.0
5,377		Starwood Property
		Trust, Inc.	122,165	0.0
4,800		Sumitomo Mitsui
		Financial Group, Inc.	170,139	0.1
10,978		Swedbank AB	165,267	0.0
8,208		TCF Financial Corp.	170,644	0.0
49,918		Two Harbors Investment
		Corp.	632,461	0.2
26,224		Wells Fargo & Co.	1,240,920	0.3
11,390		Zions Bancorp NA	523,712	0.1
908		Zurich Insurance Group
		AG	315,938	0.1
			24,900,434	6.3

		Health Care: 4.7%
13,316		AbbVie, Inc.	968,339	0.2
3,400		Alfresa Holdings Corp.	84,086	0.0
9,128		AmerisourceBergen
		Corp.	778,253	0.2
5,939		Amgen, Inc.	1,094,439	0.3

See Accompanying Notes to Financial Statements
9

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

10,583		Baxter International, Inc.	866,748	0.2
20,586		Bristol-Myers Squibb
		Co.	933,575	0.2
1,043		Chemed Corp.	376,356	0.1
1,974		Coloplast A/S	223,139	0.1
10,118		Eli Lilly & Co.	1,120,973	0.3
14,774		Gilead Sciences, Inc.	998,131	0.3
19,889		GlaxoSmithKline PLC	398,673	0.1
4,021		HCA Healthcare, Inc.	543,519	0.1
16,585		Johnson & Johnson	2,309,959	0.6
5,600		Medipal Holdings Corp.	123,864	0.0
19,593		Merck & Co., Inc.	1,642,873	0.4
5,609		Novartis AG	512,056	0.1
7,237		Novo Nordisk A/S	369,646	0.1
1,296		Orion Oyj	47,525	0.0
42,091		Pfizer, Inc.	1,823,382	0.5
7,502		Quest Diagnostics, Inc.	763,779	0.2
3,793		Recordati S.p.A.	158,093	0.1
2,235		Roche Holding AG	628,455	0.2
4,583		Sanofi	396,073	0.1
8,276		Sonic Healthcare Ltd.	157,691	0.0
1,400		Suzuken Co., Ltd.	82,269	0.0
9,451		Zoetis, Inc.	1,072,594	0.3
			18,474,490	4.7

		Industrials: 4.2%
953		3M Co.	165,193	0.0
1,114	(1)	Aena SME SA	220,798	0.1
5,600		ANA Holdings, Inc.	185,619	0.1
3,924		Allison Transmission
		Holdings, Inc.	181,877	0.0
3,918		Alstom SA	181,601	0.0
57,488		Aurizon Holdings Ltd.	218,234	0.1
36,359		BAE Systems PLC	228,513	0.1
4,621		Bouygues SA	171,129	0.0
6,100		Bunzl PLC	160,955	0.0
5,817		Carlisle Cos., Inc.	816,765	0.2
17,500		CK Hutchison Holdings
		Ltd.	172,616	0.0
61,200		ComfortDelgro Corp.,
		Ltd.	120,355	0.0
7,546		CSX Corp.	583,834	0.2
5,305		Curtiss-Wright Corp.	674,425	0.2
4,792		Deutsche Lufthansa AG	82,163	0.0
7,437		Deutsche Post AG	244,654	0.1
10,218		Eaton Corp. PLC	850,955	0.2
915		Edenred	46,632	0.0
1,983		Eiffage SA	195,979	0.1
296		Elbit Systems Ltd.	44,164	0.0
9,593		Expeditors International
		Washington, Inc.	727,725	0.2
7,811		Ferrovial SA - FERE	199,951	0.1
1,540		General Dynamics Corp.	280,003	0.1
7,630		Getlink SE	122,221	0.0
11,733		Herman Miller, Inc.	524,465	0.1
7,617		Honeywell International,
		Inc.	1,329,852	0.3
11,971	(8)	IAA, Inc.	464,235	0.1
5,200		Japan Airlines Co. Ltd.	165,962	0.0
1,400		Jardine Matheson
		Holdings Ltd.	88,302	0.0
2,400		Kajima Corp.	33,011	0.0
11,739		KAR Auction Services,
		Inc.	293,475	0.1
448		Kuehne & Nagel
		International AG	66,545	0.0
5,600		Kyushu Railway Co.	163,367	0.0
8,900		Mitsubishi Corp.	235,186	0.1
5,200		Mitsubishi Heavy
		Industries Ltd.	226,783	0.1
14,500		Mitsui & Co., Ltd.	236,682	0.1
17,000		NWS Holdings Ltd.	34,965	0.0
4,213		Raytheon Co.	732,557	0.2
6,198		Relx PLC (GBP
		Exchange)	150,330	0.0
9,611		Republic Services, Inc.	832,697	0.2
8,800		SATS Ltd	33,953	0.0
1,168		Siemens AG	139,057	0.0
9,900		Singapore Airlines Ltd.	67,838	0.0
782		Societe BIC S.A.	59,569	0.0
14,267		Southwest Airlines Co.	724,478	0.2
29,800		Singapore Technologies
		Engineering Ltd.	91,271	0.0
14,700		Sumitomo Corp.	223,265	0.1
35,565		Sydney Airport	200,924	0.1
1,000		Taisei Corp.	36,426	0.0
4,452		Transurban Group -
		Stapled Security	46,098	0.0
450		Vinci SA	45,957	0.0
7,352		Waste Connections, Inc.	702,704	0.2
8,139		Waste Management,
		Inc.	938,997	0.2
2,283		Watsco, Inc.	373,339	0.1
2,800		West Japan Railway Co.	226,619	0.1
3,298		Wolters Kluwer NV	239,934	0.1
48,600		Yangzijiang Shipbuilding
		Holdings Ltd.	55,062	0.0
			16,660,266	4.2

		Information Technology: 9.2%
54		Accenture PLC	9,978	0.0
6,414		Accenture PLC	1,185,115	0.3
2,257		Alliance Data Systems
		Corp.	316,273	0.1
941		Amadeus IT Group SA	74,570	0.0
107		Amdocs Ltd.	6,644	0.0
12,716		Amdocs Ltd.	789,536	0.2
8,485		Amphenol Corp.	814,051	0.2
2,266		Apple, Inc.	448,487	0.1
12,179		Booz Allen Hamilton
		Holding Corp.	806,372	0.2
6,858		Broadridge Financial
		Solutions, Inc. ADR	875,629	0.2
8,000	(2)	Canon, Inc.	234,264	0.1
12,774		CDK Global, Inc.	631,546	0.2
4,293		CDW Corp.	476,523	0.1
32,832		Cisco Systems, Inc.	1,796,895	0.4
7,271		Citrix Systems, Inc.	713,576	0.2
12,198		Cognizant Technology
		Solutions Corp.	773,231	0.2
10,756		Dolby Laboratories, Inc.	694,838	0.2
14,567		Flir Systems, Inc.	788,075	0.2
4,900		Fuji Film Holdings Corp.	248,772	0.1
19,491		Genpact Ltd.	742,412	0.2
2,400		Hamamatsu Photonics
		KK	93,761	0.0
35,895		Hewlett Packard
		Enterprise Co.	536,630	0.1
40,983		HP, Inc.	852,036	0.2
32,841		Intel Corp.	1,572,099	0.4
10,028		InterDigital, Inc.	645,803	0.2
8,874		International Business
		Machines Corp.	1,223,725	0.3
2,017		Intuit, Inc.	527,103	0.1

See Accompanying Notes to Financial Statements
10

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

8,316	j2 Global, Inc.	739,209	0.2
25,340	Jabil, Inc.	800,744	0.2
5,130	Jack Henry &
	Associates, Inc.	687,010	0.2
26,829	Juniper Networks, Inc.	714,456	0.2
17,200	Konica Minolta, Inc.	167,590	0.0
700	Kyocera Corp.	45,867	0.0
670	Mastercard, Inc. - Class
	A	177,235	0.0
13,595	Maxim Integrated
	Products	813,253	0.2
8,416	MAXIMUS, Inc.	610,497	0.1
40,226	Microsoft Corp.	5,388,675	1.4
5,200	NEC Corp.	205,197	0.1
2,700	Nippon Electric Glass
	Co., Ltd.	68,624	0.0
25,362	Oracle Corp.	1,444,873	0.4
1,400	Oracle Corp. Japan	102,503	0.0
10,381	Paychex, Inc.	854,252	0.2
19,640	Perspecta, Inc.	459,772	0.1
16,000	Ricoh Co., Ltd.	160,067	0.0
32,085	Sabre Corp.	712,287	0.2
830	SAP SE	113,786	0.0
12,100	Seiko Epson Corp.	191,715	0.1
68	TE Connectivity Ltd.	6,513	0.0
8,138	TE Connectivity Ltd.	779,458	0.2
10,689	Texas Instruments, Inc.	1,226,670	0.3
7,993	Total System Services,
	Inc.	1,025,262	0.3
1,689	Visa, Inc. - Class A	293,126	0.1
35,394	Western Union Co.	703,987	0.2
		36,370,572	9.2

	Materials: 1.2%
1,739	Air Products &
	Chemicals, Inc.	393,657	0.1
94,185	Alumina Ltd.	154,600	0.0
63,860	(8) Amcor PLC	733,751	0.2
2,188	Aptargroup, Inc.	272,056	0.1
3,522	BASF SE	256,223	0.1
4,003	BHP Group Ltd.	116,362	0.0
40,651	Boral Ltd.	146,604	0.0
20,905	Evraz PLC	177,010	0.1
81	Givaudan	228,787	0.1
10,635	Israel Chemicals Ltd.	55,950	0.0
10,800	JFE Holdings, Inc.	159,028	0.1
1,300	Maruichi Steel Tube Ltd.	36,178	0.0
17,184	Newmont Goldcorp
	Corp.	661,069	0.1
7,300	Nippon Steel Corp.	125,633	0.0
11,249	Sonoco Products Co.	735,010	0.2
84,256	South32 Ltd. - AUD	188,872	0.1
7,000	Teijin Ltd.	119,592	0.0
5,779	UPM-Kymmene OYJ	153,762	0.0
		4,714,144	1.2

	Real Estate: 1.0%
37,033	Apple Hospitality REIT,
	Inc.	587,343	0.2
4,452	(2) Aroundtown SA	36,730	0.0
13,180	CoreCivic, Inc.	273,617	0.1
61	Daiwa House REIT
	Investment Corp.	147,244	0.0
834	Deutsche Wohnen SE	30,561	0.0
1,143	Equity Lifestyle
	Properties, Inc.	138,692	0.0
299	Covivio	31,296	0.0
18,084	Gaming and Leisure
	Properties, Inc.	704,914	0.2
8,482	Geo Group, Inc./The	178,207	0.0
7,990	Highwoods Properties,
	Inc.	329,987	0.1
18	Japan Prime Realty
	Investment Corp.	78,012	0.0
63	Japan Retail Fund
	Investment Corp.	127,424	0.0
5,003	Klepierre SA	167,615	0.1
1,773	Lamar Advertising Co.	143,099	0.0
49	Nippon Prologis REIT,
	Inc.	113,183	0.0
28	Nippon Building Fund,
	Inc.	191,788	0.1
69,737	Scentre Group	188,205	0.1
1,559	Simon Property Group,
	Inc.	249,066	0.1
27,088	Stockland	79,423	0.0
61	United Urban
	Investment Corp.	102,245	0.0
85,245	Vicinity Centres	146,768	0.0
		4,045,419	1.0

	Utilities: 1.7%
9,794	AES Corp.	164,147	0.0
13,611	AGL Energy Ltd.	191,418	0.0
9,598	Ameren Corp.	720,906	0.2
46,574	AusNet Services	61,378	0.0
24,589	Centerpoint Energy, Inc.	703,983	0.2
149,070	Centrica PLC	166,179	0.0
19,000	CLP Holdings Ltd.	209,376	0.1
6,309	Enagas	168,366	0.0
7,729	(2) Endesa S.A.	198,794	0.1
4,415	Enel S.p.A.	30,798	0.0
15,731	Engie SA	238,537	0.1
12,653	Evergy, Inc.	761,078	0.2
18,949	Exelon Corp.	908,415	0.2
15,725	MDU Resources Group,
	Inc.	405,705	0.1
4,033	OGE Energy Corp.	171,644	0.1
8,118	Pinnacle West Capital
	Corp.	763,823	0.2
29,500	Power Assets Holdings
	Ltd.	212,224	0.1
38,946	Snam SpA	193,750	0.0
7,704	SUEZ	111,167	0.0
4,690	Terna Rete Elettrica
	Nazionale SpA	29,883	0.0
5,180	WEC Energy Group,
	Inc.	431,857	0.1
		6,843,428	1.7

	Total Common Stock
	(Cost $144,526,255)	156,252,798	39.5

EXCHANGE-TRADED FUNDS: 0.4%
2,359	iShares MSCI EAFE
	ETF	155,057	0.0
8,343	iShares Russell 1000
	ETF	1,358,157	0.4

	Total Exchange-Traded
	Funds
	(Cost $1,500,293)	1,513,214	0.4

See Accompanying Notes to Financial Statements
11

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

MUTUAL FUNDS: 8.9%
		Affiliated Investment Companies: 8.9%
3,697,178		Voya Floating Rate
		Fund - Class P	35,345,025	8.9

	Total Mutual Funds
	(Cost $35,858,324)		35,345,025	8.9

PREFERRED STOCK: 0.9%
		Financials: 0.9%
50	(8),(9)	Fannie Mae	2,025,000	0.5
60,000	(8),(9)	JPMorgan Chase & Co.	1,629,000	0.4

	Total Preferred Stock
	(Cost $5,600,000)		3,654,000	0.9

				Percentage
				of Net
			Value	Assets
PURCHASED OPTIONS (10): 0.0%
	Total Purchased Options
	(Cost $70,200)		27,230	0.0

	Total Long-Term Investments
	(Cost $395,800,932)		408,309,966	103.1

				Percentage
Principal				of Net
Amount†			Value	Assets
SHORT-TERM INVESTMENTS: 0.7%
		Repurchase Agreements(11): 0.7%
783,875	(11)	BNP Paribas S.A.,
		Repurchase Agreement
		dated 06/28/19, 2.48%,
		due 07/01/19
		(Repurchase Amount
		$784,035, collateralized
		by various U.S.
		Government Securities,
		0.000%-8.125%, Market
		Value plus accrued
		interest $799,553, due
		06/30/19-02/15/49)	783,875	0.2
1,000,000	(11)	Citigroup, Inc.,
		Repurchase Agreement
		dated 06/28/19, 2.50%,
		due 07/01/19
		(Repurchase Amount
		$1,000,205,
		collateralized by various
		U.S. Government/U.S.
		Government Agency
		Obligations, 0.000%-
		9.500%, Market Value
		plus accrued interest
		$1,020,000, due
		07/02/19-01/20/63)	1,000,000	0.3
1,000,000	(11)	Daiwa Capital Markets,
		Repurchase Agreement
		dated 06/28/19, 2.53%,
		due 07/01/19
		(Repurchase Amount
		$1,000,208,
		collateralized by various
		U.S. Government/U.S.
		Government Agency
		Obligations, 0.000%-
		6.500%, Market Value
		plus accrued interest
		$1,020,000, due
		07/05/19-09/09/49)	1,000,000	0.2
			2,783,875	0.7

	Total Short-Term Investments
	(Cost $2,783,875)		2,783,875	0.7

	Total Investments in
	Securities
	(Cost $398,584,807)		$411,093,841	103.8
	Liabilities in Excess of
	Other Assets		(15,145,156)	(3.8)
	Net Assets		$395,948,685	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(4)	Variable rate security. Rate shown is the rate in effect as of June 30, 2019.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)	Settlement is on a when-issued or delayed-delivery basis.
(8)	Non-income producing security.
(9)	Preferred Stock may be called prior to convertible date.
(10)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(11)	Represents securities purchased with cash collateral received for securities on loan.

Reference Rate Abbreviations:
US0001M 1-month LIBOR
US0003M 3-month LIBOR

See Accompanying Notes to Financial Statements
12

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

				Percentage
Principal				of Net
Amount†			Value	Assets
CORPORATE BONDS/NOTES: 94.5%
		Basic Materials: 5.2%
1,880,000	(1)	Aruba Investments,
		Inc., 8.750%,
		02/15/2023	$1,889,400	0.4
2,300,000	(1)	Cascades, Inc.,
		5.500%, 07/15/2022	2,320,125	0.5
1,075,000	(2)	Chemours Co/The,
		5.375%, 05/15/2027	1,029,312	0.2
2,300,000	(2)	Cleveland-Cliffs, Inc.,
		5.750%, 03/01/2025	2,294,250	0.5
1,580,000	(1),(2)	Constellium NV,
		5.750%, 05/15/2024	1,623,450	0.3
250,000	(1),(2)	Constellium NV,
		5.875%, 02/15/2026	257,500	0.0
400,000	(1),(2)	Constellium NV,
		6.625%, 03/01/2025	416,000	0.1
1,535,000	(1)	Cornerstone Chemical
		Co., 6.750%,
		08/15/2024	1,446,738	0.3
1,315,000	(1)	First Quantum Minerals
		Ltd., 6.500%,
		03/01/2024	1,234,456	0.2
1,200,000	(2)	Freeport-McMoRan,
		Inc., 4.550%,
		11/14/2024	1,229,700	0.2
1,875,000	(1)	Novelis Corp., 5.875%,
		09/30/2026	1,903,125	0.4
400,000	(1)	Novelis Corp., 6.250%,
		08/15/2024	420,384	0.1
1,930,000	(1)	OCI NV, 6.625%,
		04/15/2023	2,016,850	0.4
1,700,000	(2)	Olin Corp., 5.125%,
		09/15/2027	1,753,125	0.3
1,570,000	(1),(2)	Rayonier AM Products,
		Inc., 5.500%,
		06/01/2024	1,350,200	0.3
2,250,000	(1)	Schweitzer-Mauduit
		International, Inc.,
		6.875%, 10/01/2026	2,306,250	0.5
1,015,000	(1)	SPCM SA, 4.875%,
		09/15/2025	1,022,613	0.2
1,350,000	(1),(2)	Tronox, Inc., 6.500%,
		04/15/2026	1,341,171	0.3
			25,854,649	5.2

		Communications: 20.1%
1,595,000	(1),(2)	Altice France
		SA/France, 6.250%,
		05/15/2024	1,648,831	0.3
800,000	(1)	Altice France
		SA/France, 8.125%,
		02/01/2027	842,000	0.2
1,600,000	(1)	Altice Luxembourg SA,
		7.625%, 02/15/2025	1,511,000	0.3
400,000	(1),(2)	Altice Luxembourg SA,
		7.750%, 05/15/2022	407,500	0.1
1,150,000	(1)	Altice Luxembourg SA,
		10.500%, 05/15/2027	1,184,500	0.2
2,000,000	(2)	AMC Networks, Inc.,
		4.750%, 08/01/2025	2,037,500	0.4
1,675,000	(1)	Block Communications,
		Inc., 6.875%,
		02/15/2025	1,754,562	0.4
1,900,000	(1),(2)	C&W Senior Financing
		DAC, 7.500%,
		10/15/2026	1,985,500	0.4
960,000		Cablevision Systems
		Corp., 5.875%,
		09/15/2022	1,018,800	0.2
2,700,000	(1)	CCO Holdings LLC /
		CCO Holdings Capital
		Corp., 5.125%,
		05/01/2027	2,802,222	0.6
835,000	(1)	CCO Holdings LLC /
		CCO Holdings Capital
		Corp., 5.000%,
		02/01/2028	854,789	0.2
500,000		CCO Holdings LLC /
		CCO Holdings Capital
		Corp., 5.250%,
		09/30/2022	508,487	0.1
1,130,000	(1),(2)	CCO Holdings LLC /
		CCO Holdings Capital
		Corp., 5.500%,
		05/01/2026	1,185,426	0.2
2,395,000	(1)	CCO Holdings LLC /
		CCO Holdings Capital
		Corp., 5.750%,
		02/15/2026	2,517,744	0.5
1,000,000		CenturyLink, Inc.,
		5.625%, 04/01/2020	1,015,000	0.2
375,000	(2)	CenturyLink, Inc.,
		5.625%, 04/01/2025	383,437	0.1
1,670,000	(1)	Clear Channel
		Worldwide Holdings,
		Inc., 9.250%,
		02/15/2024	1,816,125	0.4
3,110,000	(1)	CommScope Tech
		Finance LLC, 6.000%,
		06/15/2025	2,930,273	0.6
850,000	(1)	CommScope, Inc.,
		8.250%, 03/01/2027	870,060	0.2
3,050,000		CSC Holdings LLC,
		5.250%, 06/01/2024	3,175,812	0.6
2,055,000	(1)	CSC Holdings LLC,
		5.500%, 05/15/2026	2,160,216	0.4
650,000	(1)	CSC Holdings LLC,
		7.500%, 04/01/2028	716,820	0.1
1,100,000	(1),(2)	Cumulus Media New
		Holdings, Inc., 6.750%,
		07/01/2026	1,100,000	0.2
650,000	(2)	DISH DBS Corp.,
		5.000%, 03/15/2023	630,500	0.1
1,200,000		DISH DBS Corp.,
		5.875%, 07/15/2022	1,222,500	0.2
2,475,000		DISH DBS Corp.,
		5.875%, 11/15/2024	2,351,250	0.5
1,300,000		Embarq Corp., 7.995%,
		06/01/2036	1,264,666	0.3
250,000	(1)	Entercom Media Corp.,
		6.500%, 05/01/2027	260,625	0.1
1,400,000	(1),(2)	Entercom Media Corp.,
		7.250%, 11/01/2024	1,482,250	0.3
2,125,000	(2)	Frontier
		Communications Corp.,
		6.875%, 01/15/2025	1,200,625	0.2
1,200,000	(1)	Frontier
		Communications Corp.,
		8.000%, 04/01/2027	1,251,000	0.3
1,650,000		Frontier
		Communications Corp.,
		11.000%, 09/15/2025	1,031,250	0.2

See Accompanying Notes to Financial Statements
13

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

900,000	(1),(2)	GCI LLC, 6.625%,
		06/15/2024	945,270	0.2
2,140,000	(1),(2)	Gray Television, Inc.,
		5.125%, 10/15/2024	2,185,475	0.4
1,110,000	(1),(2)	Gray Television, Inc.,
		7.000%, 05/15/2027	1,207,125	0.2
1,575,000	(2)	Hughes Satellite
		Systems Corp.,
		6.625%, 08/01/2026	1,659,656	0.3
1,440,000	(1),(2)	Intelsat Connect
		Finance SA, 9.500%,
		02/15/2023	1,281,600	0.3
1,490,000	(1)	Intelsat Jackson
		Holdings SA, 8.500%,
		10/15/2024	1,482,550	0.3
1,850,000	(2)	Intelsat Luxembourg
		SA, 8.125%,
		06/01/2023	1,438,375	0.3
1,150,000		Level 3 Financing, Inc.,
		5.125%, 05/01/2023	1,163,915	0.2
1,175,000	(2)	Level 3 Financing, Inc.,
		5.250%, 03/15/2026	1,219,063	0.2
1,325,000	(1),(2)	MDC Partners, Inc.,
		6.500%, 05/01/2024	1,224,247	0.2
710,000	(1)	Netflix, Inc., 5.375%,
		11/15/2029	755,930	0.2
2,650,000	(2)	Netflix, Inc., 5.875%,
		11/15/2028	2,940,493	0.6
2,100,000	(1),(2)	Nexstar Broadcasting,
		Inc., 5.625%,
		08/01/2024	2,180,766	0.4
475,000		Nexstar Broadcasting,
		Inc., 5.875%,
		11/15/2022	486,875	0.1
475,000	(1)	Nexstar Escrow, Inc.,
		5.625%, 07/15/2027	488,063	0.1
1,100,000		Northwestern Bell
		Telephone, 7.750%,
		05/01/2030	1,174,180	0.2
2,159,000	(1),(2)	Plantronics, Inc.,
		5.500%, 05/31/2023	2,153,603	0.4
1,065,000	(1)	Sinclair Television
		Group, Inc., 5.125%,
		02/15/2027	1,049,025	0.2
930,000		Sinclair Television
		Group, Inc., 6.125%,
		10/01/2022	947,438	0.2
835,000	(1)	Sirius XM Radio, Inc.,
		4.625%, 07/15/2024	856,526	0.2
2,200,000	(1),(2)	Sirius XM Radio, Inc.,
		5.000%, 08/01/2027	2,246,530	0.4
1,340,000	(1)	Sirius XM Radio, Inc.,
		6.000%, 07/15/2024	1,382,210	0.3
2,335,000	(2)	Sprint Communications,
		Inc., 6.000%,
		11/15/2022	2,440,075	0.5
4,950,000		Sprint Corp., 7.125%,
		06/15/2024	5,260,860	1.1
2,275,000		Sprint Corp., 7.625%,
		03/01/2026	2,430,838	0.5
1,075,000		Telecom Italia Capital
		SA, 6.000%,
		09/30/2034	1,101,875	0.2
1,250,000		Telecom Italia Capital
		SA, 6.375%,
		11/15/2033	1,303,125	0.3
1,750,000	(1)	Telesat Canada /
		Telesat LLC, 8.875%,
		11/15/2024	1,898,750	0.4
265,000		T-Mobile USA, Inc.,
		4.500%, 02/01/2026	272,288	0.1
600,000	(2)	T-Mobile USA, Inc.,
		5.125%, 04/15/2025	626,718	0.1
2,200,000		T-Mobile USA, Inc.,
		6.500%, 01/15/2026	2,383,832	0.5
1,370,000	(3)	Viacom, Inc., 6.250%,
		02/28/2057	1,420,032	0.3
1,275,000	(1)	ViaSat, Inc., 5.625%,
		09/15/2025	1,259,063	0.3
675,000	(1),(2)	ViaSat, Inc., 5.625%,
		04/15/2027	703,688	0.1
1,975,000	(1),(2)	Virgin Media Secured
		Finance PLC, 5.500%,
		05/15/2029	2,007,094	0.4
1,700,000		Zayo Group LLC / Zayo
		Capital, Inc., 6.000%,
		04/01/2023	1,746,750	0.3
			100,445,173	20.1

		Consumer, Cyclical: 17.0%
2,990,000	(1),(2)	1011778 BC ULC / New
		Red Finance, Inc.,
		5.000%, 10/15/2025	3,020,797	0.6
1,300,000	(1)	Allison Transmission,
		Inc., 5.875%,
		06/01/2029	1,371,500	0.3
2,150,000		AMC Entertainment
		Holdings, Inc., 5.875%,
		11/15/2026	1,935,000	0.4
2,000,000		Asbury Automotive
		Group, Inc., 6.000%,
		12/15/2024	2,080,000	0.4
1,020,000	(1)	Ashton Woods USA
		LLC / Ashton Woods
		Finance Co., 6.750%,
		08/01/2025	989,400	0.2
975,000	(1)	Ashton Woods USA
		LLC / Ashton Woods
		Finance Co., 9.875%,
		04/01/2027	1,032,281	0.2
2,050,000	(1)	Caesars Resort
		Collection LLC / CRC
		Finco, Inc., 5.250%,
		10/15/2025	2,055,125	0.4
1,880,000	(1),(2)	CCM Merger, Inc.,
		6.000%, 03/15/2022	1,931,700	0.4
1,900,000	(2)	Cedar Fair L.P. /
		Canada's Wonderland
		Co. / Magnum
		Management Corp.,
		5.375%, 06/01/2024	1,961,750	0.4
475,000	(1)	Cedar Fair L.P.,
		5.250%, 07/15/2029	485,687	0.1
2,000,000		Century Communities,
		Inc., 5.875%,
		07/15/2025	2,020,000	0.4
2,300,000		Dana, Inc., 5.500%,
		12/15/2024	2,369,000	0.5
1,250,000	(1)	Golden Entertainment,
		Inc., 7.625%,
		04/15/2026	1,281,250	0.3
2,275,000	(1)	Golden Nugget, Inc.,
		6.750%, 10/15/2024	2,348,937	0.5
2,125,000	(2)	H&E Equipment
		Services, Inc., 5.625%,
		09/01/2025	2,193,531	0.4
1,100,000	(1),(2)	IAA, Inc., 5.500%,
		06/15/2027	1,146,750	0.2

See Accompanying Notes to Financial Statements
14

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

1,200,000	(1),(2)	International Game
		Technology PLC,
		6.250%, 02/15/2022	1,273,500	0.3
1,175,000	(1),(2)	International Game
		Technology PLC,
		6.500%, 02/15/2025	1,290,385	0.3
2,525,000		L Brands, Inc., 6.750%,
		07/01/2036	2,184,125	0.4
2,000,000		Lennar Corp., 5.250%,
		06/01/2026	2,137,500	0.4
500,000		Lennar Corp., 5.375%,
		10/01/2022	531,875	0.1
2,095,000	(1),(2)	Lions Gate Capital
		Holdings LLC, 5.875%,
		11/01/2024	2,157,850	0.4
1,840,000	(1)	Live Nation
		Entertainment, Inc.,
		5.375%, 06/15/2022	1,867,600	0.4
1,315,000		M/I Homes, Inc.,
		5.625%, 08/01/2025	1,341,300	0.3
945,000		M/I Homes, Inc.,
		6.750%, 01/15/2021	963,900	0.2
1,760,000	(2)	Men's Wearhouse,
		Inc./The, 7.000%,
		07/01/2022	1,702,800	0.3
1,225,000	(2)	Meritage Homes Corp.,
		5.125%, 06/06/2027	1,246,437	0.3
1,295,000		Meritage Homes Corp.,
		7.000%, 04/01/2022	1,403,456	0.3
2,190,000	(2)	MGM Resorts
		International, 5.750%,
		06/15/2025	2,392,531	0.5
500,000		MGM Resorts
		International, 6.000%,
		03/15/2023	543,125	0.1
2,000,000		MGM Resorts
		International, 6.625%,
		12/15/2021	2,165,000	0.4
1,100,000	(1)	Michaels Stores, Inc.,
		8.000%, 07/15/2027	1,099,054	0.2
250,000		Murphy Oil USA, Inc.,
		5.625%, 05/01/2027	261,250	0.1
2,000,000		Murphy Oil USA, Inc.,
		6.000%, 08/15/2023	2,062,500	0.4
2,100,000	(1)	Navistar International
		Corp., 6.625%,
		11/01/2025	2,210,250	0.4
425,000	(1),(2)	Panther BF Aggregator
		2 L.P. / Panther
		Finance Co., Inc.,
		6.250%, 05/15/2026	442,531	0.1
1,465,000	(1),(2)	Penn National Gaming,
		Inc., 5.625%,
		01/15/2027	1,450,350	0.3
1,175,000	(1)	PetSmart, Inc., 5.875%,
		06/01/2025	1,145,625	0.2
1,475,000	(1)	PetSmart, Inc., 7.125%,
		03/15/2023	1,390,187	0.3
1,250,000	(1),(2)	Scientific Games
		International, Inc.,
		5.000%, 10/15/2025	1,265,625	0.3
1,010,000		Scientific Games
		International, Inc.,
		6.625%, 05/15/2021	1,028,938	0.2
665,000	(1),(2)	Scientific Games
		International, Inc.,
		8.250%, 03/15/2026	699,906	0.1
873,299	(2)	Scientific Games
		International, Inc.,
		10.000%, 12/01/2022	919,147	0.2
1,925,000	(1)	Silversea Cruise
		Finance Ltd., 7.250%,
		02/01/2025	2,078,423	0.4
500,000	(1),(2)	Six Flags Entertainment
		Corp., 4.875%,
		07/31/2024	508,750	0.1
1,550,000	(1),(2)	Six Flags Entertainment
		Corp., 5.500%,
		04/15/2027	1,615,875	0.3
1,175,000		Sonic Automotive, Inc.,
		6.125%, 03/15/2027	1,160,313	0.2
1,200,000	(1)	Staples, Inc., 7.500%,
		04/15/2026	1,195,932	0.2
1,995,000	(1),(2)	Station Casinos LLC,
		5.000%, 10/01/2025	2,004,975	0.4
2,070,000		Taylor Morrison
		Communities, Inc.,
		6.625%, 05/15/2022	2,142,450	0.4
1,600,000		Tempur Sealy
		International, Inc.,
		5.500%, 06/15/2026	1,666,000	0.3
1,225,000		United Continental
		Holdings, Inc., 4.875%,
		01/15/2025	1,258,688	0.3
1,975,000	(1)	Viking Cruises Ltd.,
		5.875%, 09/15/2027	2,004,625	0.4
1,190,000	(1)	William Carter Co/The,
		5.625%, 03/15/2027	1,250,988	0.3
645,000	(1)	WMG Acquisition Corp.,
		5.000%, 08/01/2023	660,319	0.1
1,850,000	(1)	Wolverine World Wide,
		Inc., 5.000%,
		09/01/2026	1,831,500	0.4
			84,778,293	17.0

		Consumer, Non-cyclical: 16.7%
2,100,000		Acadia Healthcare Co.,
		Inc., 5.125%,
		07/01/2022	2,118,375	0.4
110,000	(2)	Acadia Healthcare Co.,
		Inc., 6.500%,
		03/01/2024	115,225	0.0
2,345,000		Albertsons Cos LLC /
		Safeway, Inc. / New
		Albertsons L.P. /
		Albertson's LLC,
		6.625%, 06/15/2024	2,441,731	0.5
780,000	(1),(2)	Albertsons Cos LLC /
		Safeway, Inc. / New
		Albertsons L.P. /
		Albertson's LLC,
		7.500%, 03/15/2026	836,550	0.2
490,000	(1)	Allied Universal Holdco
		LLC, 6.625%,
		07/15/2026	499,187	0.1
840,000	(1)	Allied Universal Holdco
		LLC, 9.750%,
		07/15/2027	842,100	0.2
1,750,000	(1),(2)	Aptim Corp., 7.750%,
		06/15/2025	1,347,500	0.3
4,040,000	(1)	Bausch Health
		Americas, Inc., 8.500%,
		01/31/2027	4,452,161	0.9
414,000	(1)	Bausch Health Cos,
		Inc., 5.500%,
		03/01/2023	418,865	0.1

See Accompanying Notes to Financial Statements
15

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

1,150,000	(1),(2)	Bausch Health Cos,
		Inc., 5.500%,
		11/01/2025	1,203,188	0.2
1,435,000	(1),(2)	Bausch Health Cos,
		Inc., 6.125%,
		04/15/2025	1,467,288	0.3
720,000	(1),(2)	Bausch Health Cos,
		Inc., 7.000%,
		03/15/2024	766,872	0.2
1,015,000	(1)	Bausch Health Cos,
		Inc., 7.000%,
		01/15/2028	1,054,331	0.2
1,415,000	(1)	Cardtronics, Inc. /
		Cardtronics USA, Inc.,
		5.500%, 05/01/2025	1,415,000	0.3
750,000	(1)	Catalent Pharma
		Solutions, Inc., 5.000%,
		07/15/2027	765,000	0.2
975,000		Centene Corp.,
		4.750%, 01/15/2025	1,008,842	0.2
2,035,000		Centene Corp.,
		5.625%, 02/15/2021	2,075,700	0.4
775,000		Centene Corp.,
		6.125%, 02/15/2024	812,781	0.2
1,325,000	(2)	Central Garden & Pet
		Co., 5.125%,
		02/01/2028	1,305,125	0.3
1,780,000		CHS/Community Health
		Systems, Inc., 6.250%,
		03/31/2023	1,719,925	0.3
1,525,000	(1)	Cott Holdings, Inc.,
		5.500%, 04/01/2025	1,559,312	0.3
1,775,000	(2)	DaVita, Inc., 5.125%,
		07/15/2024	1,779,970	0.4
1,245,000	(1),(4)	Eagle Holding CO II
		LLC, 7.625% (PIK Rate
		8.375%, Cash Rate
		7.625%), 05/15/2022	1,254,337	0.2
1,350,000	(1),(4)	Eagle Holding Co. II
		LLC, 7.750% (PIK Rate
		7.750%, Cash Rate
		0.000%), 05/15/2022	1,363,500	0.3
400,000	(1),(2)	Endo Dac / Endo
		Finance LLC / Endo
		Finco, Inc., 5.875%,
		10/15/2024	382,000	0.1
1,700,000	(1)	Garda World Security
		Corp., 8.750%,
		05/15/2025	1,687,250	0.3
1,875,000	(1)	Graham Holdings Co.,
		5.750%, 06/01/2026	1,987,500	0.4
2,000,000	(2)	HCA Healthcare, Inc.,
		6.250%, 02/15/2021	2,100,000	0.4
1,185,000		HCA, Inc., 5.375%,
		02/01/2025	1,282,022	0.3
1,250,000		HCA, Inc., 5.875%,
		05/01/2023	1,362,350	0.3
3,500,000		HCA, Inc., 7.500%,
		02/15/2022	3,867,500	0.8
560,000	(1)	Hertz Corp./The,
		7.625%, 06/01/2022	582,400	0.1
1,365,000	(1),(2)	Hertz Corp., 5.500%,
		10/15/2024	1,310,809	0.3
1,000,000	(2)	Hertz Corp., 7.375%,
		01/15/2021	1,001,750	0.2
2,445,000	(1)	Hill-Rom Holdings, Inc.,
		5.750%, 09/01/2023	2,533,142	0.5
1,400,000	(1)	JBS USA LUX SA / JBS
		USA Finance, Inc.,
		5.875%, 07/15/2024	1,443,750	0.3
1,275,000	(1)	JBS USA LUX SA / JBS
		USA Finance, Inc.,
		6.750%, 02/15/2028	1,389,750	0.3
1,535,000		Molina Healthcare, Inc.,
		5.375%, 11/15/2022	1,602,156	0.3
2,120,000	(1),(2)	MPH Acquisition
		Holdings LLC, 7.125%,
		06/01/2024	1,998,524	0.4
788,000		New Albertsons L.P.,
		7.450%, 08/01/2029	764,360	0.1
1,540,000	(1)	Par Pharmaceutical,
		Inc., 7.500%,
		04/01/2027	1,516,900	0.3
825,000	(1)	Pilgrim's Pride Corp.,
		5.750%, 03/15/2025	839,437	0.2
875,000	(1)	Pilgrim's Pride Corp.,
		5.875%, 09/30/2027	910,000	0.2
800,000	(1),(2),(4)	Polaris Intermediate
		Corp., 8.500% (PIK Rate
		8.500%, Cash Rate
		0.000%), 12/01/2022	710,000	0.1
900,000	(1),(2)	Post Holdings, Inc.,
		5.000%, 08/15/2026	915,750	0.2
1,525,000	(1),(2)	Post Holdings, Inc.,
		5.625%, 01/15/2028	1,572,656	0.3
1,100,000	(1)	Post Holdings, Inc.,
		8.000%, 07/15/2025	1,182,500	0.2
1,350,000	(1),(2)	Simmons Foods, Inc.,
		5.750%, 11/01/2024	1,235,250	0.2
1,750,000		Spectrum Brands, Inc.,
		5.750%, 07/15/2025	1,826,562	0.4
1,748,000		Teleflex, Inc., 5.250%,
		06/15/2024	1,797,709	0.4
1,105,000	(2)	Tenet Healthcare Corp.,
		5.125%, 05/01/2025	1,113,288	0.2
2,340,000	(2)	Tenet Healthcare Corp.,
		6.750%, 06/15/2023	2,357,550	0.5
750,000		Tenet Healthcare Corp.,
		8.125%, 04/01/2022	790,313	0.2
1,250,000	(2)	Teva Pharmaceutical
		Finance Netherlands III
		BV, 6.000%,
		04/15/2024	1,183,594	0.2
625,000		United Rentals North
		America, Inc., 4.625%,
		10/15/2025	636,719	0.1
1,165,000		United Rentals North
		America, Inc., 4.875%,
		01/15/2028	1,191,213	0.2
455,000		United Rentals North
		America, Inc., 5.250%,
		01/15/2030	468,650	0.1
1,150,000	(2)	United Rentals North
		America, Inc., 5.500%,
		07/15/2025	1,200,313	0.2
500,000		United Rentals North
		America, Inc., 5.500%,
		05/15/2027	527,500	0.1
1,050,000	(2)	United Rentals North
		America, Inc., 6.500%,
		12/15/2026	1,139,250	0.2
860,000	(1)	Vizient, Inc., 6.250%,
		05/15/2027	910,568	0.2
See Accompanying Notes to Financial Statements
16

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

1,275,000	(1)	West Street Merger
		Sub, Inc., 6.375%,
		09/01/2025	1,185,750	0.2
			83,129,600	16.7

		Energy: 11.8%
1,860,000		Antero Resources
		Corp., 5.125%,
		12/01/2022	1,792,575	0.4
1,020,000	(2)	Antero Resources
		Corp., 5.000%,
		03/01/2025	946,050	0.2
1,200,000	(1)	Archrock Partners L.P. /
		Archrock Partners
		Finance Corp., 6.875%,
		04/01/2027	1,260,120	0.2
1,730,000	(1)	Calfrac Holdings L.P.,
		8.500%, 06/15/2026	1,219,650	0.2
2,800,000	(1),(2)	California Resources
		Corp., 8.000%,
		12/15/2022	2,124,500	0.4
1,875,000	(2)	Cheniere Corpus Christi
		Holdings LLC, 5.125%,
		06/30/2027	2,041,406	0.4
1,155,000		Cheniere Corpus Christi
		Holdings LLC, 5.875%,
		03/31/2025	1,289,269	0.3
1,225,000	(2)	Chesapeake Energy
		Corp., 8.000%,
		01/15/2025	1,136,187	0.2
2,080,000	(2)	Crestwood Midstream
		Partners L.P. /
		Crestwood Midstream
		Finance Corp., 5.750%,
		04/01/2025	2,116,400	0.4
350,000		Crestwood Midstream
		Partners L.P. /
		Crestwood Midstream
		Finance Corp., 6.250%,
		04/01/2023	358,750	0.1
1,995,000		Delek Logistics
		Partners L.P. / Delek
		Logistics Finance
		Corp., 6.750%,
		05/15/2025	1,985,025	0.4
1,400,000		Diamond Offshore
		Drilling, Inc., 4.875%,
		11/01/2043	875,000	0.2
1,370,000		Diamondback Energy,
		Inc., 4.750%,
		11/01/2024	1,411,100	0.3
585,000		Diamondback Energy,
		Inc., 5.375%,
		05/31/2025	615,712	0.1
650,000	(1)	Endeavor Energy
		Resources L.P. / EER
		Finance, Inc., 5.500%,
		01/30/2026	676,812	0.1
500,000	(1)	Endeavor Energy
		Resources L.P. / EER
		Finance, Inc., 5.750%,
		01/30/2028	528,750	0.1
450,000		EnLink Midstream LLC,
		5.375%, 06/01/2029	462,375	0.1
1,350,000		EnLink Midstream
		Partners L.P., 4.150%,
		06/01/2025	1,328,062	0.3
1,350,000	(2)	EnLink Midstream
		Partners L.P., 4.850%,
		07/15/2026	1,365,188	0.3
1,100,000		Ensco Rowan plc,
		5.200%, 03/15/2025	812,625	0.2
700,000		Ensco Rowan plc,
		5.750%, 10/01/2044	406,000	0.1
760,000	(2)	Ensco Rowan plc,
		7.750%, 02/01/2026	570,000	0.1
1,415,000		Enviva Partners L.P. /
		Enviva Partners
		Finance Corp., 8.500%,
		11/01/2021	1,476,906	0.3
1,860,000		Gulfport Energy Corp.,
		6.000%, 10/15/2024	1,446,150	0.3
1,855,000	(1)	Hess Infrastructure
		Partners L.P. / Hess
		Infrastructure Partners
		Finance Corp., 5.625%,
		02/15/2026	1,917,606	0.4
1,600,000	(1)	Indigo Natural
		Resources LLC,
		6.875%, 02/15/2026	1,444,000	0.3
2,150,000	(1)	Lonestar Resources
		America, Inc., 11.250%,
		01/01/2023	2,053,250	0.4
1,850,000	(1)	Magnolia Oil & Gas
		Operating LLC /
		Magnolia Oil & Gas
		Finance Corp., 6.000%,
		08/01/2026	1,896,250	0.4
1,870,000		Montage Resources
		Corp., 8.875%,
		07/15/2023	1,584,825	0.3
1,545,000	(1)	Moss Creek Resources
		Holdings, Inc., 7.500%,
		01/15/2026	1,324,838	0.3
1,385,000	(2)	Murphy Oil Corp.,
		4.200%, 12/01/2022	1,404,044	0.3
995,000		Murphy Oil Corp.,
		5.750%, 08/15/2025	1,036,193	0.2
1,415,000	(1)	Murray Energy Corp.,
		11.250%, 04/15/2021	452,800	0.1
225,000	(1),(2)	NGPL PipeCo LLC,
		4.375%, 08/15/2022	232,875	0.0
1,200,000	(1)	NGPL PipeCo LLC,
		4.875%, 08/15/2027	1,275,000	0.3
770,000	(1),(2)	Noble Holding
		International Ltd.,
		7.875%, 02/01/2026	665,334	0.1
2,400,000		PBF Logistics L.P. /
		PBF Logistics Finance
		Corp., 6.875%,
		05/15/2023	2,487,000	0.5
640,000	(2)	Sunoco L.P. / Sunoco
		Finance Corp., 4.875%,
		01/15/2023	655,200	0.1
65,000		Sunoco L.P. / Sunoco
		Finance Corp., 5.500%,
		02/15/2026	67,844	0.0
65,000	(2)	Sunoco L.P. / Sunoco
		Finance Corp., 5.875%,
		03/15/2028	67,519	0.0
2,025,000	(1),(2)	Tallgrass Energy
		Partners L.P. /
		Tallgrass Energy
		Finance Corp., 5.500%,
		01/15/2028	2,057,906	0.4

See Accompanying Notes to Financial Statements
17

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

625,000	(1)	Targa Resources
		Partners L.P. / Targa
		Resources Partners
		Finance Corp., 6.500%,
		07/15/2027	682,813	0.1
1,175,000	(1)	Targa Resources
		Partners L.P. / Targa
		Resources Partners
		Finance Corp., 6.875%,
		01/15/2029	1,304,250	0.3
2,700,000	(2)	Transocean, Inc.,
		6.800%, 03/15/2038	2,038,500	0.4
1,895,000		Unit Corp., 6.625%,
		05/15/2021	1,719,713	0.3
1,940,000	(1)	Vermilion Energy, Inc.,
		5.625%, 03/15/2025	1,910,900	0.4
2,351,000	(2)	WPX Energy, Inc.,
		6.000%, 01/15/2022	2,447,979	0.5
			58,971,251	11.8

		Financial: 5.4%
2,200,000	(2)	Ally Financial, Inc.,
		5.750%, 11/20/2025	2,441,780	0.5
500,000		Ally Financial, Inc.,
		7.500%, 09/15/2020	527,500	0.1
1,652,000		Ally Financial, Inc.,
		8.000%, 11/01/2031	2,172,380	0.4
1,500,000		CIT Group, Inc.,
		5.000%, 08/15/2022	1,590,000	0.3
195,000		CIT Group, Inc.,
		5.250%, 03/07/2025	214,256	0.1
385,000	(2)	CIT Group, Inc.,
		6.125%, 03/09/2028	438,900	0.1
2,100,000	(1)	ESH Hospitality, Inc.,
		5.250%, 05/01/2025	2,157,750	0.4
1,280,000	(1)	HUB International Ltd.,
		7.000%, 05/01/2026	1,300,800	0.3
2,000,000	(1),(2)	Icahn Enterprises L.P. /
		Icahn Enterprises
		Finance Corp., 6.250%,
		05/15/2026	2,027,500	0.4
1,835,000	(2)	MGM Growth
		Properties Operating
		Partnership L.P. / MGP
		Finance Co-Issuer, Inc.,
		5.625%, 05/01/2024	1,984,094	0.4
1,250,000		MPT Operating
		Partnership L.P. / MPT
		Finance Corp., 5.000%,
		10/15/2027	1,290,625	0.3
1,527,000		MPT Operating
		Partnership L.P. / MPT
		Finance Corp., 5.500%,
		05/01/2024	1,567,084	0.3
2,000,000		Navient Corp., 7.250%,
		09/25/2023	2,142,500	0.4
1,610,000	(1)	Quicken Loans, Inc.,
		5.250%, 01/15/2028	1,607,987	0.3
1,200,000	(1),(2)	Realogy Group LLC /
		Realogy Co-Issuer
		Corp., 5.250%,
		12/01/2021	1,158,000	0.2
400,000		Springleaf Finance
		Corp., 6.125%,
		05/15/2022	431,000	0.1
1,385,000		Springleaf Finance
		Corp., 6.125%,
		03/15/2024	1,492,338	0.3
2,000,000		Springleaf Finance
		Corp., 7.125%,
		03/15/2026	2,189,400	0.5
			26,733,894	5.4

		Industrial: 11.0%
2,125,000	(1)	Advanced Disposal
		Services, Inc., 5.625%,
		11/15/2024	2,233,906	0.5
1,880,000	(2)	AECOM, 5.875%,
		10/15/2024	2,043,090	0.4
740,000	(1)	Amsted Industries, Inc.,
		5.625%, 07/01/2027	773,300	0.2
2,400,000	(2),(4)	ARD Finance SA,
		7.125% (PIK Rate
		7.875%, Cash Rate
		0.000%), 09/15/2023	2,466,000	0.5
618,287	(1),(2),(4)	ARD Securities Finance
		SARL, 8.750% (PIK Rate
		8.750%, Cash Rate
		8.750%), 01/31/2023	626,016	0.1
1,850,000	(1)	ATS Automation
		Tooling Systems, Inc.,
		6.500%, 06/15/2023	1,914,750	0.4
800,000	(1),(2)	Berry Global Escrow
		Corp., 5.625%,
		07/15/2027	834,000	0.2
1,890,000	(1)	BMC East LLC,
		5.500%, 10/01/2024	1,923,075	0.4
450,000	(1),(2)	Bombardier, Inc.,
		6.000%, 10/15/2022	454,180	0.1
2,000,000	(1)	Bombardier, Inc.,
		8.750%, 12/01/2021	2,187,500	0.4
1,100,000	(1)	Builders FirstSource,
		Inc., 6.750%,
		06/01/2027	1,166,000	0.2
925,000	(1)	Clean Harbors, Inc.,
		4.875%, 07/15/2027	942,436	0.2
475,000	(1)	Clean Harbors, Inc.,
		5.125%, 07/15/2029	485,687	0.1
1,770,000	(1)	FXI Holdings, Inc.,
		7.875%, 11/01/2024	1,654,950	0.3
1,325,000	(1)	GFL Environmental,
		Inc., 8.500%,
		05/01/2027	1,429,344	0.3
2,100,000	(1),(2)	Itron, Inc., 5.000%,
		01/15/2026	2,152,500	0.4
2,025,000	(1)	James Hardie
		International Finance
		DAC, 4.750%,
		01/15/2025	2,075,625	0.4
1,550,000	(1)	Koppers, Inc., 6.000%,
		02/15/2025	1,460,875	0.3
1,450,000	(1)	Masonite International
		Corp., 5.625%,
		03/15/2023	1,498,937	0.3
640,000	(1)	Masonite International
		Corp., 5.750%,
		09/15/2026	660,800	0.1
2,470,000	(1),(2)	Mauser Packaging
		Solutions Holding Co.,
		7.250%, 04/15/2025	2,389,725	0.5
2,300,000	(1)	Multi-Color Corp.,
		6.125%, 12/01/2022	2,377,625	0.5
1,550,000	(1)	Norbord, Inc., 5.750%,
		07/15/2027	1,569,375	0.3
275,000	(1)	Owens-Brockway Glass
		Container, Inc.,
		5.875%, 08/15/2023	297,632	0.1

See Accompanying Notes to Financial Statements
18

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

2,000,000	(1)	Owens-Brockway Glass
		Container, Inc.,
		6.375%, 08/15/2025	2,190,000	0.4
1,575,000	(1)	PGT Escrow Issuer,
		Inc., 6.750%,
		08/01/2026	1,671,469	0.3
1,800,000	(1)	Resideo Funding, Inc.,
		6.125%, 11/01/2026	1,876,500	0.4
1,370,000	(1)	Reynolds Group Issuer,
		Inc. / Reynolds Group
		Issuer LLC / Reynolds
		Group Issuer Lu,
		5.125%, 07/15/2023	1,399,113	0.3
115,000	(1)	Reynolds Group Issuer,
		Inc. / Reynolds Group
		Issuer LLC / Reynolds
		Group Issuer Lu,
		7.000%, 07/15/2024	119,128	0.0
1,025,000	(1)	Sealed Air Corp.,
		5.500%, 09/15/2025	1,094,188	0.2
2,675,000	(1)	Standard Industries,
		Inc./NJ, 6.000%,
		10/15/2025	2,852,219	0.6
1,575,000	(1),(2)	Stevens Holding Co.,
		Inc., 6.125%,
		10/01/2026	1,665,563	0.3
750,000	(1)	Summit Materials LLC /
		Summit Materials
		Finance Corp., 5.125%,
		06/01/2025	753,750	0.2
1,150,000	(1)	Summit Materials LLC /
		Summit Materials
		Finance Corp., 6.500%,
		03/15/2027	1,198,875	0.2
1,500,000	(2)	TransDigm, Inc.,
		6.375%, 06/15/2026	1,524,375	0.3
1,700,000		TransDigm, Inc.,
		6.500%, 05/15/2025	1,725,500	0.3
1,260,000	(1)	Zekelman Industries,
		Inc., 9.875%,
		06/15/2023	1,330,875	0.3
			55,018,883	11.0

		Technology: 5.1%
350,000	(1)	Ascend Learning LLC,
		6.875%, 08/01/2025	357,332	0.1
1,600,000	(1)	Ascend Learning LLC,
		6.875%, 08/01/2025	1,636,000	0.3
580,000	(2)	CDW LLC / CDW
		Finance Corp., 5.000%,
		09/01/2025	605,737	0.1
1,725,000		CDW LLC / CDW
		Finance Corp., 5.500%,
		12/01/2024	1,852,650	0.4
2,275,000	(1)	Change Healthcare
		Holdings LLC / Change
		Healthcare Finance,
		Inc., 5.750%,
		03/01/2025	2,317,656	0.5
650,000	(1)	Dell International LLC /
		EMC Corp., 5.875%,
		06/15/2021	661,014	0.1
650,000	(1),(2)	Dell International LLC /
		EMC Corp., 7.125%,
		06/15/2024	686,224	0.1
1,680,000		Donnelley Financial
		Solutions, Inc., 8.250%,
		10/15/2024	1,743,000	0.4
2,315,000	(1)	First Data Corp.,
		5.750%, 01/15/2024	2,384,450	0.5
910,000	(1)	MSCI, Inc., 5.250%,
		11/15/2024	944,125	0.2
865,000	(1)	MSCI, Inc., 5.750%,
		08/15/2025	912,575	0.2
1,000,000	(2)	NCR Corp., 4.625%,
		02/15/2021	1,005,000	0.2
1,780,000	(1)	Open Text Corp.,
		5.625%, 01/15/2023	1,837,850	0.4
535,000	(1),(2)	Open Text Corp.,
		5.875%, 06/01/2026	567,261	0.1
510,000		Qorvo, Inc., 7.000%,
		12/01/2025	549,525	0.1
1,630,000	(1)	RP Crown Parent LLC,
		7.375%, 10/15/2024	1,703,350	0.3
1,605,000	(1)	SS&C Technologies,
		Inc., 5.500%,
		09/30/2027	1,668,197	0.3
2,150,000	(1)	Tempo Acquisition LLC
		/ Tempo Acquisition
		Finance Corp., 6.750%,
		06/01/2025	2,225,250	0.5
1,745,000	(1),(2)	Veritas US, Inc. /
		Veritas Bermuda Ltd..,
		10.500%, 02/01/2024	1,505,063	0.3
			25,162,259	5.1

		Utilities: 2.2%
1,775,000	(2)	Calpine Corp., 5.750%,
		01/15/2025	1,768,343	0.4
1,725,000	(1)	Drax Finco PLC,
		6.625%, 11/01/2025	1,771,696	0.4
1,750,000	(1),(2)	LBC Tank Terminals
		Holding Netherlands
		BV, 6.875%,
		05/15/2023	1,736,875	0.3
760,000	(2)	NRG Energy, Inc.,
		5.750%, 01/15/2028	817,950	0.2
1,500,000		NRG Energy, Inc.,
		6.625%, 01/15/2027	1,635,000	0.3
475,000		NRG Energy, Inc.,
		7.250%, 05/15/2026	524,875	0.1
1,120,000	(1),(2)	Vistra Operations Co.
		LLC, 5.500%,
		09/01/2026	1,185,800	0.2
1,650,000	(1),(2)	Vistra Operations Co.
		LLC, 5.625%,
		02/15/2027	1,753,125	0.3
			11,193,664	2.2

	Total Corporate Bonds/Notes
	(Cost $461,185,089)		471,287,666	94.5

CONVERTIBLE BONDS/NOTES: 0.0%
		Financial: 0.0%
499,200	(1),(5)	Lehman Brothers
		Holdings, Inc., 8.160%,
		05/30/2009	2,059	0.0

	Total Convertible
	Bonds/Notes
	(Cost $449,538)		2,059	0.0

See Accompanying Notes to Financial Statements
19

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

BANK LOANS: 0.4%
		Containers & Glass Products: 0.2%
1,072,258		Reynolds Group
		Holdings Inc. USD 2017
		Term Loan, 5.152%,
		(US0001M + 2.750%),
		02/05/2023	1,065,738	0.2

		Health Care: 0.2%
901,875		Valeant
		Pharmaceuticals
		International, Inc. 2018
		Term Loan B, 5.412%,
		(US0001M + 3.000%),
		06/02/2025	902,439	0.2

	Total Bank Loans
	(Cost $1,962,275)		1,968,177	0.4

				Percentage
				of Net
Shares			Value	Assets
COMMON STOCK: 0.1%
		Consumer Staples: 0.1%
24,842	(6),(7)	Southeastern Grocers,
		Inc.	832,207	0.1

	Total Common Stock
	(Cost $758,145)		832,207	0.1

OTHER: –%
		Basic Materials: –%
4,000,000	(6),(8)	Momentive
		Performance Materials,
		Inc. (Escrow)	–	–

	Total Other
	(Cost $–)		–	–

	Total Long-Term
	Investments
	(Cost $464,355,047)		474,090,109	95.0

				Percentage
Principal				of Net
Amount†			Value	Assets
SHORT-TERM INVESTMENTS: 26.1%
		Commercial Paper: 4.1%
2,500,000		American Electric
		Power Co., Inc.,
		3.120%, 07/09/2019	2,498,079	0.5
1,500,000		AT&T, Inc., 2.740%,
		12/10/2019	1,481,898	0.3
2,000,000		Duke Energy Corp.,
		2.880%, 07/16/2019	1,997,476	0.4
3,000,000		Marriott International,
		Inc., 3.060%,
		07/10/2019	2,997,484	0.6
3,000,000		Mondelez International,
		Inc., 2.840%,
		07/19/2019	2,995,576	0.6
450,000		Mondelez International,
		Inc., 2.880%,
		07/16/2019	449,432	0.1
2,000,000		PPG Industries, Inc.,
		2.870%, 07/17/2019	1,997,335	0.4
1,500,000		PPG Industries, Inc.,
		3.120%, 07/09/2019	1,498,847	0.3
820,000		Tyson Foods, Inc.,
		3.190%, 07/08/2019	819,428	0.2
1,200,000		United Health, 2.710%,
		07/31/2019	1,197,242	0.2
2,500,000		United Health, 2.810%,
		07/18/2019	2,496,535	0.5
			20,429,332	4.1

		Floating Rate Notes(9): 4.2%
1,100,000	(9)	Bank Of America Corp.,
		2.500%, 11/12/2019	1,099,890	0.2
600,000	(9)	Bank Of America Corp.,
		2.520%, 11/07/2019	600,083	0.1
300,000	(9)	BNP Paribas, 2.510%,
		11/14/2019	300,052	0.1
800,000	(9)	Crédit Agricole Group,
		2.550%, 11/07/2019	800,196	0.2
600,000	(9)	DNB ASA, 2.530%,
		11/04/2019	600,080	0.1
1,100,000	(9)	HSBC Holdings PLC,
		2.540%, 11/08/2019	1,100,270	0.2
900,000	(9)	J.P. Morgan Securities
		LLC, 2.510%,
		11/08/2019	900,122	0.2
900,000	(9)	Lloyds Bank PLC,
		2.530%, 11/08/2019	900,188	0.2
1,000,000	(9)	Lloyds Bank PLC,
		2.530%, 11/13/2019	1,000,214	0.2
300,000	(9)	Lloyds Bank PLC,
		2.560%, 11/01/2019	300,062	0.1
1,000,000	(9)	Mitsubishi UFJ
		Financial Group, Inc.,
		2.500%, 11/18/2019	1,000,105	0.2
600,000	(9)	Mitsubishi UFJ
		Financial Group, Inc.,
		2.540%, 11/07/2019	600,086	0.1
300,000	(9)	Mizuho Financial Group
		Inc., 2.520%,
		11/25/2019	300,042	0.1
600,000	(9)	Mizuho Financial Group
		Inc., 2.560%,
		11/01/2019	600,081	0.1
1,000,000	(9)	National Australia Bank
		Ltd., 2.470%,
		11/15/2019	1,000,055	0.2
900,000	(9)	National Bank Of
		Canada, 2.520%,
		11/06/2019	900,134	0.2
900,000	(9)	Natixis S.A., 2.510%,
		11/08/2019	900,122	0.2
600,000	(9)	Oversea-Chinese
		Banking Corp., Ltd.,
		2.540%, 11/01/2019	600,082	0.1
900,000	(9)	Skandinaviska Enskilda
		Banken AB, 2.510%,
		11/08/2019	900,188	0.2
700,000	(9)	Skandinaviska Enskilda
		Banken AB, 2.510%,
		11/13/2019	700,150	0.1
1,000,000	(9)	State Street Bank &
		Trust Co., 2.480%,
		11/15/2019	1,000,078	0.2
800,000	(9)	Sumitomo Mitsui Trust
		Holdings, Inc., 2.510%,
		09/09/2019	800,140	0.2
600,000	(9)	The Sumitomo Mitsui
		Financial Group,
		2.530%, 11/08/2019	599,949	0.1

See Accompanying Notes to Financial Statements
20

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

600,000	(9)	The Sumitomo Mitsui
		Financial Group,
		2.550%, 11/05/2019	599,952	0.1
700,000	(9)	The Sumitomo Mitsui
		Financial Group,
		2.560%, 11/01/2019	699,949	0.1
256,000	(9)	Svenska
		Handelsbanken AB,
		2.510%, 10/08/2019	256,054	0.0
900,000	(9)	Toronto-Dominion
		Bank, 2.480%,
		11/18/2019	900,083	0.2
980,000	(9)	Wells Fargo & Co.,
		2.530%, 11/04/2019	980,239	0.2
			20,938,646	4.2

		Repurchase Agreements(9): 17.4%
25,526,766	(9)	Bank of America
		Securities Inc.,
		Repurchase Agreement
		dated 06/28/19, 2.50%,
		due 07/01/19
		(Repurchase Amount
		$25,532,011,
		collateralized by various
		U.S. Government
		Agency Obligations,
		3.298%-4.500%,
		Market Value plus
		accrued interest
		$26,037,301, due
		06/01/46-07/01/49)	25,526,766	5.1
25,526,766	(9)	Cantor Fitzgerald
		Securities, Repurchase
		Agreement dated
		06/28/19, 2.53%, due
		07/01/19 (Repurchase
		Amount $25,532,074,
		collateralized by various
		U.S. Government/U.S.
		Government Agency
		Obligations, 0.000%-
		10.000%, Market Value
		plus accrued interest
		$26,037,301, due
		06/30/19-05/20/69)	25,526,766	5.1
25,526,766	(9)	Citigroup, Inc.,
		Repurchase Agreement
		dated 06/28/19, 2.50%,
		due 07/01/19
		(Repurchase Amount
		$25,532,011,
		collateralized by various
		U.S. Government/U.S.
		Government Agency
		Obligations, 0.000%-
		9.500%, Market Value
		plus accrued interest
		$26,037,302, due
		07/02/19-01/20/63)	25,526,766	5.1
5,599,619	(9)	Nomura Securities,
		Repurchase Agreement
		dated 06/28/19, 2.48%,
		due 07/01/19
		(Repurchase Amount
		$5,600,760,
		collateralized by various
		U.S. Government
		Securities, 0.000%-
		3.375%, Market Value
		plus accrued interest
		$5,711,614, due
		07/18/19-09/09/49)	5,599,619	1.1
4,715,632	(9)	State of Wisconsin
		Investment Board,
		Repurchase Agreement
		dated 06/28/19, 2.70%,
		due 07/01/19
		(Repurchase Amount
		$4,716,678,
		collateralized by various
		U.S. Government
		Securities, 0.125%-
		3.875%, Market Value
		plus accrued interest
		$4,810,577, due
		07/01/19-09/09/49)	4,715,632	1.0
			86,895,549	17.4

		Certificates of Deposit(9): 0.4%
1,100,000	(9)	Landesbank Baden-
		Wurttemberg, 2.530%,
		08/12/2019	1,100,223	0.2
700,000	(9)	The Norinchukin Bank,
		2.540%, 08/01/2019	700,088	0.2
			1,800,311	0.4

	Total Short-Term
	Investments
	(Cost $130,067,199)		130,063,838	26.1

	Total Investments in
	Securities
	(Cost $594,422,247)		$604,153,947	121.1
	Liabilities in Excess of
	Other Assets		(105,450,304)	(21.1)
	Net Assets		$498,703,643	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2019.
(4)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(5)	Defaulted security
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(7)	Non-income producing security.
(8)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2019, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(9)	Represents securities purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements
21

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

				Percentage
				of Net
Shares			Value	Assets
COMMON STOCK: 98.4%
		Communication Services: 11.3%
233,508	(1)	Alphabet, Inc. - Class A	$252,842,463	4.4
102,922	(1)	Alphabet, Inc. - Class C	111,249,419	2.0
2,097,051		Comcast Corp. – Class
		A	88,663,316	1.6
392,660	(1)	Facebook, Inc. - Class
		A	75,783,380	1.3
514,383	(1)	Take-Two Interactive
		Software, Inc.	58,397,902	1.0
785,592	(2)	World Wrestling
		Entertainment, Inc.	56,727,598	1.0
			643,664,078	11.3

		Consumer Discretionary: 14.7%
200,313	(1)	Amazon.com, Inc.	379,318,706	6.7
419,610		Domino's Pizza, Inc.	116,769,071	2.1
488,766		Hilton Worldwide
		Holdings, Inc.	47,771,989	0.8
523,869		Home Depot, Inc.	108,949,036	1.9
345,386	(1)	O'Reilly Automotive,
		Inc.	127,557,957	2.2
583,580		Ross Stores, Inc.	57,844,450	1.0
			838,211,209	14.7

		Consumer Staples: 4.8%
412,436		Constellation Brands,
		Inc.	81,225,146	1.4
289,765		Hershey Co.	38,837,203	0.7
1,996,669		Philip Morris
		International, Inc.	156,798,416	2.7
			276,860,765	4.8

		Financials: 3.2%
718,837		Intercontinental
		Exchange, Inc.	61,776,852	1.1
769,641		Progressive Corp.	61,517,405	1.1
252,440	(2)	S&P Global, Inc.	57,503,308	1.0
			180,797,565	3.2

		Health Care: 15.1%
1,352,247		Baxter International,
		Inc.	110,749,029	1.9
2,279,324	(1)	Boston Scientific Corp.	97,965,346	1.7
330,098	(1),(2)	DexCom, Inc.	49,461,884	0.9
592,926		Eli Lilly & Co.	65,690,272	1.2
156,423	(1)	Illumina, Inc.	57,587,127	1.0
1,843,201		Merck & Co., Inc.	154,552,404	2.7
31,273		Thermo Fisher
		Scientific, Inc.	9,184,255	0.2
669,530		UnitedHealth Group,
		Inc.	163,372,015	2.9
464,255	(1)	Vertex
		Pharmaceuticals, Inc.	85,135,082	1.5
573,167		Zoetis, Inc.	65,048,723	1.1
			858,746,137	15.1

		Industrials: 9.6%
990,731		Ametek, Inc.	89,998,004	1.6
375,911		Boeing Co.	136,835,363	2.4
494,511		Honeywell International,
		Inc.	86,336,675	1.5
815,434		Ingersoll-Rand PLC -
		Class A	103,291,025	1.8
272,818		L3 Technologies, Inc.	66,886,789	1.2
548,226		Waste Management,
		Inc.	63,248,834	1.1
			546,596,690	9.6

		Information Technology: 35.9%
1,274,379		Apple, Inc.	252,225,092	4.4
337,140		Broadcom, Inc.	97,049,120	1.7
243,543		Broadridge Financial
		Solutions, Inc. ADR	31,095,570	0.5
534,311		CDW Corp.	59,308,521	1.0
76,194		Cognizant Technology
		Solutions Corp.	4,829,938	0.1
705,784		Fidelity National
		Information Services,
		Inc.	86,585,581	1.5
1,298,358	(1),(2)	Fiserv, Inc.	118,358,315	2.1
1,120,410	(1)	GoDaddy, Inc.	78,596,761	1.4
507,767		Intuit, Inc.	132,694,750	2.3
340,609		Lam Research Corp.	63,979,995	1.1
3,590,658		Microsoft Corp.	481,004,546	8.4
547,589		Motorola Solutions, Inc.	91,299,514	1.6
672,914		NXP Semiconductor NV
		- NXPI - US	65,683,136	1.2
865,040	(1)	Salesforce.com, Inc.	131,252,519	2.3
347,912	(1),(2)	Splunk, Inc.	43,749,934	0.8
155,149	(1)	Synopsys, Inc.	19,966,125	0.3
1,331,484		Visa, Inc. - Class A	231,079,048	4.1
358,867		VMware, Inc.	60,006,151	1.1
			2,048,764,616	35.9

		Materials: 1.4%
246,277		Avery Dennison Corp.	28,489,323	0.5
172,138	(1)	Berry Global Group, Inc.	9,052,737	0.2
486,625	(1)	Crown Holdings, Inc.	29,732,788	0.5
133,549		LyondellBasell
		Industries NV - Class A	11,502,575	0.2
9,655		Packaging Corp. of
		America	920,315	0.0
			79,697,738	1.4

		Real Estate: 2.4%
660,022		American Tower Corp.	134,941,498	2.4

	Total Common Stock
	(Cost $4,568,529,264)		5,608,280,296	98.4

				Percentage
Principal				of Net
Amount†			Value	Assets
SHORT-TERM INVESTMENTS: 2.7%
		Commercial Paper(3): 0.0%
900,000	(3)	Pfizer Inc., 2.480%,
		07/23/2019
		(Cost $898,556)	898,556	0.0

		Floating Rate Notes(3): 0.2%
675,000	(3)	Bedford Row Funding,
		2.490%, 12/16/2019	674,936	0.0
800,000	(3)	Credit Suisse Group
		AG, 2.550%,
		10/10/2019	800,256	0.0
500,000	(3)	DNB ASA, 2.490%,
		12/06/2019	500,017	0.0

See Accompanying Notes to Financial Statements
22

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

700,000	(3)	DNB ASA, 2.510%,
		10/10/2019	700,143	0.0
700,000	(3)	HSBC Holdings PLC,
		2.540%, 11/08/2019	700,172	0.0
250,000	(3)	HSBC Holdings PLC,
		2.540%, 12/27/2019	250,000	0.0
800,000	(3)	Lloyds Bank PLC,
		2.530%, 11/13/2019	800,171	0.0
429,000	(3)	Mitsubishi UFJ
		Financial Group, Inc.,
		2.480%, 09/09/2019	429,373	0.0
500,000	(3)	Mizuho Financial Group
		Inc., 2.560%,
		11/01/2019	500,068	0.0
700,000	(3)	National Bank Of
		Canada, 2.510%,
		10/10/2019	700,143	0.0
400,000	(3)	Oversea-Chinese
		Banking Corp., Ltd.,
		2.530%, 10/07/2019	400,031	0.0
300,000	(3)	Royal Bank Of Canada,
		2.510%, 10/11/2019	300,061	0.0
600,000	(3)	Skandinaviska Enskilda
		Banken AB, 2.510%,
		11/13/2019	600,128	0.0
825,000	(3)	Societe Generale,
		2.560%, 12/02/2019	825,206	0.1
400,000	(3)	Sumitomo Mitsui Trust
		Holdings, Inc., 2.510%,
		08/12/2019	400,051	0.0
775,000	(3)	Sumitomo Mitsui Trust
		Holdings, Inc., 2.510%,
		10/15/2019	774,999	0.0
300,000	(3)	Sumitomo Mitsui Trust
		Holdings, Inc., 2.520%,
		10/22/2019	299,994	0.0
300,000	(3)	The Sumitomo Mitsui
		Financial Group,
		2.530%, 10/10/2019	300,033	0.0
989,000	(3)	Svenska
		Handelsbanken AB,
		2.510%, 10/08/2019	989,209	0.1
475,000	(3)	Toronto-Dominion
		Bank, 2.500%,
		12/23/2019	475,025	0.0
800,000	(3)	Toronto-Dominion
		Bank, 2.510%,
		10/09/2019	800,167	0.0
			12,220,183	0.2

		Repurchase Agreements(3): 1.3%
20,645,822	(3)	Citigroup, Inc.,
		Repurchase Agreement
		dated 06/28/19, 2.50%,
		due 07/01/19
		(Repurchase Amount
		$20,650,064,
		collateralized by various
		U.S. Government/U.S.
		Government Agency
		Obligations, 0.000%-
		9.500%, Market Value
		plus accrued interest
		$21,058,739, due
		07/02/19-01/20/63)	20,645,822	0.3
8,172,728	(3)	HSBC Securities USA,
		Repurchase Agreement
		dated 06/28/19, 2.50%,
		due 07/01/19
		(Repurchase Amount
		$8,174,407,
		collateralized by various
		U.S. Government
		Securities, 0.000%-
		4.375%, Market Value
		plus accrued interest
		$8,336,183, due
		08/15/20-11/15/46)	8,172,728	0.1
20,645,822	(3)	Morgan Stanley,
		Repurchase Agreement
		dated 06/28/19, 2.52%,
		due 07/01/19
		(Repurchase Amount
		$20,650,098,
		collateralized by various
		U.S. Government/U.S.
		Government Agency
		Obligations, 2.500%-
		7.500%, Market Value
		plus accrued interest
		$21,058,738, due
		04/01/26-06/20/49)	20,645,822	0.4
20,645,822	(3)	RBC Dominion
		Securities Inc.,
		Repurchase Agreement
		dated 06/28/19, 2.51%,
		due 07/01/19
		(Repurchase Amount
		$20,650,081,
		collateralized by various
		U.S. Government/U.S.
		Government Agency
		Obligations, 0.000%-
		7.000%, Market Value
		plus accrued interest
		$21,058,739, due
		07/18/19-09/09/49)	20,645,822	0.4
4,025,860	(3)	State of Wisconsin
		Investment Board,
		Repurchase Agreement
		dated 06/28/19, 2.70%,
		due 07/01/19
		(Repurchase Amount
		$4,026,753,
		collateralized by various
		U.S. Government
		Securities, 0.125%-
		3.875%, Market Value
		plus accrued interest
		$4,106,917, due
		07/01/19-09/09/49)	4,025,860	0.1
			74,136,054	1.3

		Certificates of Deposit(3): 0.0%
625,000	(3)	Mitsubishi UFJ
		Financial Group, Inc.,
		2.400%, 09/12/2019	625,071	0.0
800,000	(3)	The Norinchukin Bank,
		2.550%, 07/08/2019	800,033	0.0
			1,425,104	0.0

See Accompanying Notes to Financial Statements
23

Voya Large Cap Growth Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

			Percentage
			of Net
Shares		Value	Assets
		Mutual Funds: 1.2%
67,770,000	(4) Goldman Sachs
	Financial Square
	Government Fund -
	Institutional Shares,
	2.260%
	(Cost $67,770,000)	67,770,000	1.2

	Total Short-Term
	Investments
	(Cost $156,449,897)	156,449,897	2.7

	Total Investments in
	Securities
	(Cost $4,724,979,161)	$5,764,730,193	101.1
	Liabilities in Excess of
	Other Assets	(61,774,315)	(1.1)
	Net Assets	$5,702,955,878	100.0

†	Unless otherwise indicated, principal amount is shown in
USD.
ADR American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral
received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements
24

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

				Percentage
				of Net
Shares			Value	Assets
COMMON STOCK: 97.4%
		Communication Services: 7.6%
961,947		AT&T, Inc.	$ 32,234,844	2.9
432,323		Comcast Corp. – Class
		A	18,278,616	1.7
233,064		Walt Disney Co.	32,545,057	3.0
			83,058,517	7.6

		Consumer Discretionary: 5.4%
124,106	(1)	Hasbro, Inc.	13,115,522	1.2
125,682		McDonald's Corp.	26,099,124	2.4
96,670	(1)	Ralph Lauren Corp.	10,980,745	1.0
117,803		Restaurant Brands
		International, Inc.	8,192,021	0.8
			58,387,412	5.4

		Consumer Staples: 9.5%
327,342		Coca-Cola Co.	16,668,254	1.5
323,328		Mondelez International,
		Inc.	17,427,379	1.6
220,688		Philip Morris
		International, Inc.	17,330,629	1.6
262,741		Procter & Gamble Co.	28,809,551	2.6
216,019		Walmart, Inc.	23,867,939	2.2
			104,103,752	9.5

		Energy: 8.9%
68,972		Concho Resources,
		Inc./Midland TX	7,116,531	0.6
224,794		ConocoPhillips	13,712,434	1.3
120,653		EOG Resources, Inc.	11,240,034	1.0
456,469		Exxon Mobil Corp.	34,979,219	3.2
195,925		Royal Dutch Shell PLC -
		Class A ADR	12,748,840	1.2
204,553		Valero Energy Corp.	17,511,782	1.6
			97,308,840	8.9

		Financials: 23.0%
44,956		Ameriprise Financial,
		Inc.	6,525,813	0.6
1,001,989		Bank of America Corp.	29,057,681	2.7
199,227		Discover Financial
		Services	15,458,023	1.4
118,342		First American Financial
		Corp.	6,354,965	0.6
84,603		Goldman Sachs Group,
		Inc.	17,309,774	1.6
344,496		Hartford Financial
		Services Group, Inc.	19,195,317	1.7
215,365		Intercontinental
		Exchange, Inc.	18,508,468	1.7
464,083		JPMorgan Chase & Co.	51,884,479	4.7
72,267		M&T Bank Corp.	12,290,449	1.1
220,972		Morgan Stanley	9,680,783	0.9
184,851		Progressive Corp.	14,775,140	1.3
74,387		Reinsurance Group of
		America, Inc.	11,606,604	1.1
57,567		Travelers Cos, Inc.	8,607,418	0.8
327,599		US Bancorp	17,166,188	1.6
275,576	(1)	Zions Bancorp NA	12,670,985	1.2
			251,092,087	23.0

		Health Care: 13.4%
138,293	(2)	Alcon, Inc.	8,581,081	0.8
54,038		Becton Dickinson & Co.	13,618,116	1.2
214,321		Gilead Sciences, Inc.	14,479,527	1.3
258,278		Johnson & Johnson	35,972,960	3.3
187,005		Medtronic PLC	18,212,417	1.7
133,066		Novartis AG ADR	12,150,257	1.1
695,626		Pfizer, Inc.	30,134,518	2.8
111,791		Zimmer Biomet
		Holdings, Inc.	13,162,272	1.2
			146,311,148	13.4

		Industrials: 8.9%
80,705		Ametek, Inc.	7,331,242	0.7
57,948		Cummins, Inc.	9,928,810	0.9
213,789		Emerson Electric Co.	14,264,002	1.3
114,440		Honeywell International,
		Inc.	19,980,080	1.8
24,122		Lockheed Martin Corp.	8,769,312	0.8
101,784		Norfolk Southern Corp.	20,288,605	1.9
44,827		Roper Technologies,
		Inc.	16,418,337	1.5
			96,980,388	8.9

		Information Technology: 6.0%
28,347	(2)	Adobe, Inc.	8,352,444	0.8
42,184	(2)	Aspen Technology, Inc.	5,242,627	0.5
61,682		Broadcom, Inc.	17,755,780	1.6
195,700		Intel Corp.	9,368,159	0.9
81,478		Microsoft Corp.	10,914,793	1.0
79,457		Motorola Solutions, Inc.	13,247,866	1.2
			64,881,669	6.0

		Materials: 4.0%
90,940		Air Products &
		Chemicals, Inc.	20,586,088	1.9
274,111	(1)	BHP Group Ltd. ADR	15,928,590	1.5
62,070		Celanese Corp.	6,691,146	0.6
			43,205,824	4.0

		Real Estate: 4.5%
125,554		Camden Property Trust	13,106,582	1.2
105,849		Crown Castle
		International Corp.	13,797,417	1.2
233,093		Highwoods Properties,
		Inc.	9,626,741	0.9
109,952		Mid-America Apartment
		Communities, Inc.	12,947,948	1.2
			49,478,688	4.5

		Utilities: 6.2%
440,822	(2),(3)	PRIME AET&D
		Holdings NO 1	–	–
182,051		Ameren Corp.	13,673,851	1.2
176,424		Entergy Corp.	18,159,322	1.7
332,534		Exelon Corp.	15,941,680	1.5
96,262		NextEra Energy, Inc.	19,720,233	1.8
			67,495,086	6.2

	Total Common Stock
	(Cost $970,825,851)		1,062,303,411	97.4

OTHER: –%
		Communications: –%
32,517	(3),(4)	Tribune Co. (Escrow)	–	–
See Accompanying Notes to Financial Statements
25

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)
		Energy: –%
1,685,000	(3),(4)	Samson Investment Co.
		(Escrow)	–	–

	Total Other
	(Cost $30,842)		–	–

				Percentage
Principal				of Net
Amount†			Value	Assets
CORPORATE BONDS/NOTES: –%
		Financial: –%
1,216,000	(3),(5)	Tropicana
		Entertainment LLC /
		Tropicana Finance
		Corp., 9.625%,
		12/15/2015	–	–

	Total Corporate
	Bonds/Notes
	(Cost $787,908)		–	–

	Total Long-Term
	Investments
	(Cost $971,644,601)		1,062,303,411	97.4

SHORT-TERM INVESTMENTS: 3.3%
		Floating Rate Notes(6): 0.1%
250,000	(6)	HSBC Holdings PLC,
		2.540%, 12/27/2019	250,000	0.0
250,000	(6)	Societe Generale,
		2.560%, 12/02/2019	250,063	0.1
			500,063	0.1

		Repurchase Agreements(6): 2.7%
7,018,785	(6)	Bank of America
		Securities Inc.,
		Repurchase Agreement
		dated 06/28/19, 2.50%,
		due 07/01/19
		(Repurchase Amount
		$7,020,227,
		collateralized by various
		U.S. Government
		Agency Obligations,
		3.298%-4.500%, Market
		Value plus accrued
		interest $7,159,161, due
		06/01/46-07/01/49)	7,018,785	0.6
7,018,785	(6)	Cantor Fitzgerald
		Securities, Repurchase
		Agreement dated
		06/28/19, 2.53%, due
		07/01/19 (Repurchase
		Amount $7,020,245,
		collateralized by various
		U.S. Government/U.S.
		Government Agency
		Obligations, 0.000%-
		10.000%, Market Value
		plus accrued interest
		$7,159,161, due
		06/30/19-05/20/69)	7,018,785	0.6
7,018,785	(6)	Citigroup, Inc.,
		Repurchase Agreement
		dated 06/28/19, 2.50%,
		due 07/01/19
		(Repurchase Amount
		$7,020,227,
		collateralized by various
		U.S. Government/U.S.
		Government Agency
		Obligations, 0.000%-
		9.500%, Market Value
		plus accrued interest
		$7,159,161, due
		07/02/19-01/20/63)	7,018,785	0.7
7,018,785	(6)	Jefferies LLC,
		Repurchase Agreement
		dated 06/28/19, 2.52%,
		due 07/01/19
		(Repurchase Amount
		$7,020,239,
		collateralized by various
		U.S. Government
		Agency Obligations,
		0.000%-2.650%, Market
		Value plus accrued
		interest $7,159,194, due
		07/05/19-08/16/23)	7,018,785	0.6
1,578,490	(6)	TD Securities (USA)
		LLC, Repurchase
		Agreement dated
		06/28/19, 2.49%, due
		07/01/19 (Repurchase
		Amount $1,578,813,
		collateralized by various
		U.S. Government
		Securities, 2.000%-
		2.125%, Market Value
		plus accrued interest
		$1,610,061, due
		10/31/22-05/31/26)	1,578,490	0.2
			29,653,630	2.7

			Percentage
			of Net
Shares		Value	Assets
		Mutual Funds: 0.5%
5,634,000	(7) Goldman Sachs
	Financial Square
	Government Fund -
	Institutional Shares,
	2.260%
	(Cost $5,634,000)	5,634,000	0.5

	Total Short-Term
	Investments
	(Cost $35,787,693)	35,787,693	3.3

	Total Investments in
	Securities
	(Cost $1,007,432,294)	$1,098,091,104	100.7
	Liabilities in Excess of
	Other Assets	(7,773,588)	(0.7)
	Net Assets	$1,090,317,516	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Security, or a portion of the security, is on loan.

See Accompanying Notes to Financial Statements
26

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

(2)	Non-income producing security.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2019, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(5)	Defaulted security
(6)	Represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements
27

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

				Percentage
Principal				of Net
Amount†			Value	Assets
CORPORATE BONDS/NOTES: 44.3%
		Basic Materials: 1.0%
600,000	(1)	Anglo American Capital
		PLC, 4.125%, 04/15/2021	$613,946	0.2
365,000	(1),(2)	Dow Chemical Co/The,
		3.150%, 05/15/2024	372,339	0.2
430,000	(2)	Eastman Chemical Co.,
		3.500%, 12/01/2021	439,899	0.2
350,000	(1)	Georgia-Pacific LLC,
		5.400%, 11/01/2020	364,049	0.1
830,000		Sherwin-Williams Co/The,
		2.250%, 05/15/2020	828,604	0.3
			2,618,837	1.0

		Communications: 2.5%
560,000		Alibaba Group Holding
		Ltd, 2.800%, 06/06/2023	566,473	0.2
1,560,000		AT&T, Inc., 2.800%,
		02/17/2021	1,570,121	0.6
401,000		CBS Corp., 2.500%,
		02/15/2023	398,969	0.1
470,000		Charter Communications
		Operating LLC / Charter
		Communications
		Operating Capital,
		3.579%, 07/23/2020	474,238	0.2
599,000		Cisco Systems, Inc.,
		2.450%, 06/15/2020	600,613	0.2
185,000		Comcast Corp., 3.450%,
		10/01/2021	190,375	0.1
450,000		eBay, Inc., 2.150%,
		06/05/2020	448,939	0.2
360,000	(1)	Fox Corp., 4.030%,
		01/25/2024	382,996	0.1
680,000	(1)	Sky Ltd., 2.625%,
		09/16/2019	680,104	0.3
185,000	(1)	Sky Ltd., 3.125%,
		11/26/2022	189,707	0.1
600,000		TWDC Enterprises 18
		Corp., 2.450%, 03/04/2022	604,988	0.2
580,000		Viacom, Inc., 4.250%,
		09/01/2023	613,736	0.2
			6,721,259	2.5

		Consumer, Cyclical: 3.5%
447,671		American Airlines 2015-2
		Class B Pass Through
		Trust, 4.400%, 03/22/2025	460,586	0.2
360,000		AutoZone, Inc., 4.000%,
		11/15/2020	366,740	0.1
400,000	(1)	BMW US Capital LLC,
		3.400%, 08/13/2021	407,719	0.2
120,024		Continental Airlines 2012-
		2 Class B Pass Through
		Trust, 5.500%, 04/29/2022	123,241	0.1
540,000	(1)	Daimler Finance North
		America LLC, 2.300%,
		01/06/2020	539,288	0.2
460,000	(1)	Daimler Finance North
		America LLC, 3.400%,
		02/22/2022	469,338	0.2
250,000		Delta Air Lines 2019-1
		Class A Pass Through
		Trust, 3.404%, 10/25/2025	259,516	0.1
255,000		Delta Air Lines, Inc.,
		2.875%, 03/13/2020	255,346	0.1
460,000		Delta Air Lines, Inc.,
		3.800%, 04/19/2023	472,459	0.2
881,000		Ford Motor Credit Co.
		LLC, 3.157%, 08/04/2020	884,344	0.3
530,000	(1)	Nissan Motor Acceptance
		Corp., 2.150%, 09/28/2020	527,171	0.2
340,000		Nordstrom, Inc., 4.750%,
		05/01/2020	345,854	0.1
490,000		Ralph Lauren Corp.,
		2.625%, 08/18/2020	491,686	0.2
330,000	(1)	Toyota Industries Corp.,
		3.110%, 03/12/2022	335,873	0.1
550,000		Toyota Motor Credit Corp.,
		3.050%, 01/08/2021	557,624	0.2
85,111		United Airlines 2013-1
		Class B Pass Through
		Trust, 5.375%, 02/15/2023	88,372	0.0
464,050		United Airlines 2014-2
		Class B Pass Through
		Trust, 4.625%, 03/03/2024	478,111	0.2
523,760		US Airways 2012-2 Class
		B Pass Through Trust,
		6.750%, 12/03/2022	556,313	0.2
67,093		US Airways 2013-1 Class
		B Pass Through Trust,
		5.375%, 05/15/2023	69,961	0.0
708,000		Walmart, Inc., 2.850%,
		06/23/2020	712,853	0.3
718,000		Walmart, Inc., 3.125%,
		06/23/2021	733,744	0.3
			9,136,139	3.5

		Consumer, Non-cyclical: 6.4%
545,000		Abbott Laboratories,
		2.900%, 11/30/2021	554,070	0.2
165,000		AbbVie, Inc., 2.900%,
		11/06/2022	166,151	0.0
83,000		AbbVie, Inc., 3.375%,
		11/14/2021	84,415	0.0
1,030,000		Anthem, Inc., 2.500%,
		11/21/2020	1,032,184	0.4
480,000		Archer-Daniels-Midland
		Co., 3.375%, 03/15/2022	496,553	0.2
520,000	(1)	BAT International Finance
		PLC, 2.750%, 06/15/2020	521,283	0.2
480,000		BAT Capital Corp.,
		2.297%, 08/14/2020	478,972	0.2
990,000		Becton Dickinson and Co.,
		2.404%, 06/05/2020	989,374	0.4
690,000	(1),(2)	Bristol-Myers Squibb Co.,
		2.600%, 05/16/2022	700,206	0.3
970,000		Cardinal Health, Inc.,
		2.616%, 06/15/2022	975,315	0.4
765,000	(1)	Cigna Corp., 3.200%,
		09/17/2020	772,043	0.3
480,000		Constellation Brands, Inc.,
		2.250%, 11/06/2020	479,288	0.2
1,970,000		CVS Health Corp.,
		3.350%, 03/09/2021	1,997,320	0.7
900,000		General Mills, Inc.,
		3.150%, 12/15/2021	915,176	0.3
770,000		Gilead Sciences, Inc.,
		1.950%, 03/01/2022	765,309	0.3
226,000		GlaxoSmithKline Capital
		PLC, 2.875%, 06/01/2022	230,160	0.1

See Accompanying Notes to Financial Statements
28

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

560,000	(1)	Imperial Brands Finance
		PLC, 2.950%, 07/21/2020	561,598	0.2
470,000		Johnson & Johnson,
		1.950%, 11/10/2020	470,328	0.2
715,000		Keurig Dr Pepper, Inc.,
		3.551%, 05/25/2021	730,319	0.3
520,000		Kraft Heinz Foods Co.,
		2.800%, 07/02/2020	520,760	0.2
440,000		McKesson Corp., 3.650%,
		11/30/2020	447,069	0.2
495,000		Molson Coors Brewing
		Co., 1.450%, 07/15/2019	494,811	0.2
150,000	(1)	Mylan, Inc., 3.125%,
		01/15/2023	145,822	0.0
350,000	(2)	Pfizer, Inc., 2.800%,
		03/11/2022	356,201	0.1
270,000		Stryker Corp., 2.625%,
		03/15/2021	271,186	0.1
330,000	(1)	Takeda Pharmaceutical
		Co. Ltd., 4.000%,
		11/26/2021	341,031	0.1
469,000		Teva Pharmaceutical
		Finance Netherlands III
		BV, 1.700%, 07/19/2019	467,710	0.2
495,000		Unilever Capital Corp.,
		3.000%, 03/07/2022	506,110	0.2
555,000		Zoetis, Inc., 3.250%,
		08/20/2021	563,616	0.2
			17,034,380	6.4

		Energy: 2.8%
210,000	(1)	BG Energy Capital PLC,
		4.000%, 10/15/2021	217,069	0.1
580,000		Canadian Natural
		Resources Ltd., 2.950%,
		01/15/2023	585,930	0.2
410,000		Columbia Pipeline Group,
		Inc., 3.300%, 06/01/2020	412,810	0.2
880,000		Energy Transfer Partners
		L.P. / Regency Energy
		Finance Corp., 5.875%,
		03/01/2022	943,978	0.4
280,000		Enterprise Products
		Operating LLC, 2.800%,
		02/15/2021	281,971	0.1
690,000		Enterprise Products
		Operating LLC, 2.850%,
		04/15/2021	695,312	0.3
350,000		Enterprise Products
		Operating LLC, 5.200%,
		09/01/2020	362,133	0.1
350,000		Husky Energy, Inc.,
		3.950%, 04/15/2022	362,316	0.1
770,000		Kinder Morgan Energy
		Partners L.P., 5.000%,
		10/01/2021	807,418	0.3
315,000		ONEOK Partners L.P.,
		3.375%, 10/01/2022	320,069	0.1
570,000		Sabine Pass Liquefaction
		LLC, 5.625%, 02/01/2021	592,057	0.2
470,000	(1)	Schlumberger Finance
		Canada Ltd, 2.200%,
		11/20/2020	469,623	0.2
380,000	(1)	Schlumberger Holdings
		Corp., 3.000%, 12/21/2020	383,160	0.1
595,000		Shell International Finance
		BV, 1.750%, 09/12/2021	590,039	0.2
470,000		TransCanada PipeLines
		Ltd, 2.125%, 11/15/2019	469,104	0.2
			7,492,989	2.8

		Financial: 17.0%
340,000	(1)	ABN AMRO Bank NV,
		2.450%, 06/04/2020	340,291	0.1
390,000	(1)	ABN AMRO Bank NV,
		3.400%, 08/27/2021	398,347	0.2
1,000,000		American International
		Group, Inc., 3.300%,
		03/01/2021	1,013,588	0.4
1,000,000		American Express Co.,
		3.375%, 05/17/2021	1,018,946	0.4
420,000	(1)	ANZ New Zealand Int'l
		Ltd./London, 2.200%,
		07/17/2020	419,590	0.2
740,000		Aon Corp., 5.000%,
		09/30/2020	764,630	0.3
620,000	(1)	Athene Global Funding,
		2.750%, 04/20/2020	621,384	0.2
400,000		Banco Santander SA,
		3.500%, 04/11/2022	410,425	0.2
1,426,000		Bank of America Corp.,
		2.151%, 11/09/2020	1,421,659	0.5
916,000	(3)	Bank of America Corp.,
		3.004%, 12/20/2023	932,950	0.4
180,000		Bank of New York Mellon
		Corp./The, 2.950%,
		01/29/2023	183,792	0.1
850,000		Bank of New York Mellon
		Corp., 2.600%, 08/17/2020	854,441	0.3
250,000		Bank of Nova Scotia/The,
		2.450%, 03/22/2021	251,002	0.1
350,000		Bank of Nova Scotia/The,
		3.125%, 04/20/2021	355,455	0.1
450,000	(1)	Banque Federative du
		Credit Mutuel SA, 2.200%,
		07/20/2020	449,513	0.2
250,000	(1)	BPCE SA, 2.750%,
		01/11/2023	251,683	0.1
670,000		Canadian Imperial Bank of
		Commerce, 2.700%,
		02/02/2021	675,259	0.3
600,000	(2)	Canadian Imperial Bank of
		Commerce, 3.500%,
		09/13/2023	628,064	0.2
395,000		Charles Schwab
		Corp./The, 2.650%,
		01/25/2023	400,042	0.2
1,000,000		Citibank NA, 3.400%,
		07/23/2021	1,021,322	0.4
460,000	(1)	Commonwealth Bank of
		Australia, 2.250%,
		03/10/2020	459,911	0.2
625,000		Compass Bank, 3.500%,
		06/11/2021	636,983	0.2
480,000		Cooperatieve Rabobank
		UA/NY, 2.500%,
		01/19/2021	481,717	0.2
270,000		Cooperatieve Rabobank
		UA/NY, 3.125%,
		04/26/2021	274,299	0.1
950,000		Credit Suisse Group
		Funding Guernsey Ltd.,
		3.125%, 12/10/2020	957,541	0.4
355,000	(1)	Danske Bank A/S,
		2.000%, 09/08/2021	349,457	0.1

See Accompanying Notes to Financial Statements
29

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

425,000	(1)	Danske Bank A/S,
		2.800%, 03/10/2021	425,690	0.2
260,000	(1)	Federation des Caisses
		Desjardins du Quebec,
		2.250%, 10/30/2020	260,063	0.1
450,000		GE Capital International
		Funding Co. Unlimited
		Co., 2.342%, 11/15/2020	447,923	0.2
445,000	(1)	HSBC Bank PLC, 4.125%,
		08/12/2020	453,890	0.2
727,000		HSBC Holdings PLC,
		3.400%, 03/08/2021	738,246	0.3
134,000		HSBC USA, Inc., 5.000%,
		09/27/2020	137,974	0.1
615,000		Huntington National
		Bank/The, 3.250%,
		05/14/2021	625,205	0.2
900,000	(1)	ING Bank NV, 2.700%,
		08/17/2020	904,684	0.3
450,000		Intercontinental Exchange,
		Inc., 3.450%, 09/21/2023	468,860	0.2
510,000		JPMorgan Chase & Co.,
		2.550%, 03/01/2021	511,152	0.2
280,000		JPMorgan Chase & Co.,
		3.200%, 01/25/2023	287,417	0.1
1,480,000	(3)	JPMorgan Chase Bank
		NA, 2.604%, 02/01/2021	1,481,686	0.6
2,853,000		Kreditanstalt fuer
		Wiederaufbau, 4.000%,
		01/27/2020	2,883,064	1.1
465,000	(1)	Lloyds Bank PLC, 6.500%,
		09/14/2020	485,325	0.2
320,000		Marsh & McLennan Cos,
		Inc., 3.500%, 12/29/2020	325,375	0.1
460,000		Marsh & McLennan Cos,
		Inc., 4.050%, 10/15/2023	485,487	0.2
840,000		Mitsubishi UFJ Financial
		Group, Inc., 2.190%,
		09/13/2021	835,690	0.3
320,000	(1)	Mizuho Financial Group,
		Inc., 2.632%, 04/12/2021	321,028	0.1
860,000		Morgan Stanley, 2.750%,
		05/19/2022	869,263	0.3
1,566,000		Morgan Stanley, 5.500%,
		07/28/2021	1,663,391	0.6
250,000		MUFG Union Bank NA,
		3.150%, 04/01/2022	255,627	0.1
330,000	(1)	Nationwide Building
		Society, 2.350%,
		01/21/2020	329,655	0.1
380,000	(1)	Nationwide Financial
		Services, Inc., 5.375%,
		03/25/2021	395,698	0.2
345,000	(1)	Nordea Bank ABP,
		4.875%, 05/13/2021	358,048	0.1
470,000		PNC Financial Services
		Group, Inc./The, 3.500%,
		01/23/2024	495,074	0.2
540,000	(1)	Protective Life Global
		Funding, 2.161%,
		09/25/2020	539,040	0.2
225,000		Royal Bank of Canada,
		3.258%, (US0003M +
		0.660%), 10/05/2023	224,736	0.1
1,386,000		Royal Bank of Scotland
		Group PLC, 6.400%,
		10/21/2019	1,402,182	0.5
320,000		Santander Holdings USA,
		Inc., 4.450%, 12/03/2021	332,789	0.1
710,000		Skandinaviska Enskilda
		Banken AB, 2.300%,
		03/11/2020	709,623	0.3
730,000		Sumitomo Mitsui Banking
		Corp., 2.514%, 01/17/2020	730,577	0.3
594,000		Sumitomo Mitsui Financial
		Group, Inc., 2.934%,
		03/09/2021	599,470	0.2
913,000	(2)	SunTrust Bank/Atlanta
		GA, 2.250%, 01/31/2020	912,370	0.3
825,000		Svenska Handelsbanken
		AB, 3.350%, 05/24/2021	840,409	0.3
525,000	(1)	Swiss Re Treasury US
		Corp., 2.875%, 12/06/2022	531,497	0.2
460,000		Toronto-Dominion
		Bank/The, 3.250%,
		06/11/2021	469,391	0.2
1,063,000	(1)	UBS AG/London, 2.200%,
		06/08/2020	1,062,629	0.4
860,000	(1)	UBS Group Funding
		Switzerland AG, 2.950%,
		09/24/2020	865,749	0.3
340,000		US Bank NA/Cincinnati
		OH, 2.812%, (US0003M +
		0.290%), 05/21/2021	340,313	0.1
350,000		US Bank NA/Cincinnati
		OH, 3.000%, 02/04/2021	354,277	0.1
1,410,000	(3)	Wells Fargo Bank NA,
		3.325%, 07/23/2021	1,423,511	0.5
880,000		Wells Fargo Bank NA,
		3.625%, 10/22/2021	904,870	0.3
500,000		Westpac Banking Corp.,
		2.100%, 05/13/2021	498,932	0.2
			44,760,171	17.0

		Industrial: 2.1%
530,000		Amphenol Corp., 2.200%,
		04/01/2020	528,933	0.2
405,000		Caterpillar Financial
		Services Corp., 2.850%,
		05/17/2024	413,907	0.2
470,000		Caterpillar Financial
		Services Corp., 2.950%,
		02/26/2022	479,959	0.2
380,000	(2)	Caterpillar Financial
		Services Corp., 3.650%,
		12/07/2023	401,103	0.1
350,000		FedEx Corp., 3.400%,
		01/14/2022	358,857	0.1
175,000		General Electric Co.,
		2.200%, 01/09/2020	174,548	0.1
360,000		John Deere Capital Corp.,
		2.950%, 04/01/2022	367,263	0.1
523,000	(1)	Rolls-Royce PLC, 2.375%,
		10/14/2020	522,204	0.2
300,000	(1)	Siemens
		Financieringsmaatschappij
		NV, 2.200%, 03/16/2020	299,819	0.1
410,000	(1)	SMBC Aviation Capital
		Finance DAC, 4.125%,
		07/15/2023	429,115	0.2
950,000		United Parcel Service,
		Inc., 2.050%, 04/01/2021	948,508	0.4

See Accompanying Notes to Financial Statements
30

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

500,000		United Technologies
		Corp., 3.100%, 06/01/2022	511,649	0.2
			5,435,865	2.1

		Technology: 3.7%
240,000		Activision Blizzard, Inc.,
		2.300%, 09/15/2021	239,556	0.1
670,000		Analog Devices, Inc.,
		2.950%, 01/12/2021	676,168	0.2
1,230,000		Applied Materials, Inc.,
		2.625%, 10/01/2020	1,236,776	0.5
545,000		Broadcom Corp. /
		Broadcom Cayman
		Finance Ltd., 2.375%,
		01/15/2020	544,112	0.2
746,000	(1)	Dell International LLC /
		EMC Corp., 4.420%,
		06/15/2021	768,512	0.3
380,000		Electronic Arts, Inc.,
		3.700%, 03/01/2021	386,847	0.1
445,000		Fiserv, Inc., 2.750%,
		07/01/2024	448,457	0.2
230,000		Hewlett Packard
		Enterprise Co., 3.600%,
		10/15/2020	233,032	0.1
355,000		HP, Inc., 4.300%,
		06/01/2021	367,307	0.1
460,000		IBM Credit LLC, 2.650%,
		02/05/2021	462,592	0.2
1,053,000		Intel Corp., 2.450%,
		07/29/2020	1,055,204	0.4
315,000		International Business
		Machines Corp., 2.850%,
		05/13/2022	320,217	0.1
490,000		NetApp, Inc., 2.000%,
		09/27/2019	489,289	0.2
680,000		NVIDIA Corp., 2.200%,
		09/16/2021	677,544	0.3
1,500,000		Oracle Corp., 2.625%,
		02/15/2023	1,523,042	0.6
280,000		Texas Instruments, Inc.,
		2.750%, 03/12/2021	283,150	0.1
			9,711,805	3.7

		Utilities: 5.3%
235,000		Arizona Public Service
		Co., 3.350%, 06/15/2024	243,363	0.1
466,000		Berkshire Hathaway
		Energy Co., 2.375%,
		01/15/2021	467,530	0.2
475,000		Black Hills Corp., 5.875%,
		07/15/2020	490,789	0.2
375,000		Consumers Energy Co.,
		3.375%, 08/15/2023	389,615	0.1
720,000		Dominion Energy, Inc.,
		2.579%, 07/01/2020	719,075	0.3
525,000	(3)	Dominion Energy, Inc.,
		2.715%, 08/15/2021	525,855	0.2
490,000		DTE Energy Co., 2.600%,
		06/15/2022	492,396	0.2
1,125,000		Duke Energy Corp.,
		1.800%, 09/01/2021	1,113,088	0.4
290,000		Duke Energy Progress
		LLC, 3.375%, 09/01/2023	302,429	0.1
310,000	(2)	Edison International,
		2.125%, 04/15/2020	308,667	0.1
268,000	(1)	Electricite de France SA,
		2.350%, 10/13/2020	268,156	0.1
250,000		Entergy Louisiana LLC,
		4.050%, 09/01/2023	266,049	0.1
250,000		Entergy Louisiana LLC,
		3.300%, 12/01/2022	255,963	0.1
255,000		Evergy, Inc., 4.850%,
		06/01/2021	264,186	0.1
460,000		Eversource Energy,
		2.500%, 03/15/2021	461,197	0.2
320,000		Exelon Generation Co.
		LLC, 2.950%, 01/15/2020	320,481	0.1
380,000		FirstEnergy Corp.,
		4.250%, 03/15/2023	399,323	0.2
470,000		Fortis, Inc./Canada,
		2.100%, 10/04/2021	465,988	0.2
550,000		Georgia Power Co.,
		2.000%, 03/30/2020	547,954	0.2
470,000		Georgia Power Co.,
		2.000%, 09/08/2020	467,370	0.2
835,000		National Rural Utilities
		Cooperative Finance
		Corp., 2.300%, 09/15/2022	836,948	0.3
215,000		NextEra Energy Capital
		Holdings, Inc., 3.150%,
		04/01/2024	220,782	0.1
524,000		PNM Resources, Inc.,
		3.250%, 03/09/2021	529,104	0.2
658,000		Public Service Enterprise
		Group, Inc., 1.600%,
		11/15/2019	655,601	0.3
365,000		San Diego Gas & Electric
		Co., 3.000%, 08/15/2021	369,712	0.1
580,000		Sempra Energy, 1.625%,
		10/07/2019	578,429	0.2
460,000		Sempra Energy, 2.400%,
		02/01/2020	459,924	0.2
369,000		Southern California Edison
		Co., 2.400%, 02/01/2022	366,743	0.1
330,000		Southern Co. Gas Capital
		Corp., 2.450%, 10/01/2023	329,218	0.1
150,000		Wisconsin Power & Light
		Co., 2.250%, 11/15/2022	148,973	0.1
610,000		Wisconsin Public Service
		Corp., 3.350%, 11/21/2021	626,056	0.2
			13,890,964	5.3

	Total Corporate Bonds/Notes
	(Cost $115,509,666)		116,802,409	44.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.0%
1,973,151		Fannie Mae REMICS
		2006-43-FJ, 2.814%,
		(US0001M + 0.410%),
		06/25/2036	1,974,827	0.7
1,329,257		Fannie Mae REMICS
		2007-14 PF, 2.594%,
		(US0001M + 0.190%),
		03/25/2037	1,315,543	0.5
558,339		Fannie Mae REMICS
		2010-123 FL, 2.834%,
		(US0001M + 0.430%),
		11/25/2040	558,750	0.2
2,344,894		Fannie Mae REMICS
		2011-51 FM, 3.054%,
		(US0001M + 0.650%),
		06/25/2041	2,367,796	0.9
202,215		Fannie Mae REMICS
		2011-96 FN, 2.904%,
		(US0001M + 0.500%),
		10/25/2041	202,876	0.1

See Accompanying Notes to Financial Statements
31

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

239,413	(1),(3)	Flagstar Mortgage Trust
		2017-2 A3, 3.500%,
		10/25/2047	241,031	0.1
668,065	(3)	Freddie Mac Whole Loan
		Securities Trust 2016-
		SC02 M1, 3.607%,
		10/25/2046	673,610	0.3
3,028,463		Ginnie Mae Series 2012-
		H31 FD, 2.807%,
		(US0001M + 0.340%),
		12/20/2062	3,018,210	1.1
866,820		Ginnie Mae Series 2016-
		H08 FT, 3.187%, (US0001M
		+ 0.720%), 02/20/2066	871,028	0.3
439,780	(1),(3)	Sequoia Mortgage Trust
		2014-3 B3, 3.931%,
		10/25/2044	458,345	0.2
446,910	(1),(3)	Sequoia Mortgage Trust
		2014-4 B3, 3.859%,
		11/25/2044	463,273	0.2
671,936	(1),(3)	Sequoia Mortgage Trust
		2018-CH1 A19, 4.000%,
		02/25/2048	691,073	0.3
260,785	(3)	WaMu Mortgage Pass-
		Through Certificates
		Series 2004-AR4 A6 Trust,
		4.516%, 06/25/2034	265,284	0.1

	Total Collateralized Mortgage
	Obligations
	(Cost $13,043,526)		13,101,646	5.0

SUPRANATIONAL BONDS: 0.1%
179,000		European Investment
		Bank, 1.750%, 05/15/2020	178,537	0.1

	Total Supranational Bonds
	(Cost $178,474)		178,537	0.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
		Federal Home Loan Mortgage Corporation:
		0.0%(4)
4		4.625%, 07/01/2024	4	0.0

		Uniform Mortgage-Backed Security: 0.0%
36,687		6.500%, 10/01/2022	40,705	0.0
23,067		6.500%, 10/01/2032	25,699	0.0
14,707		7.000%, 10/01/2032	14,850	0.0
			81,254	0.0

	Total U.S. Government
	Agency Obligations
	(Cost $75,777)		81,258	0.0

ASSET-BACKED SECURITIES: 18.2%
		Automobile Asset-Backed Securities: 7.3%
600,000		Ally Auto Receivables
		Trust 2018-3 A4, 3.120%,
		07/17/2023	614,792	0.2
350,000		Ally Auto Receivables
		Trust 2019-1 A2, 2.850%,
		03/15/2022	351,255	0.1
200,000		Ally Auto Receivables
		Trust 2019-1 A4, 3.020%,
		04/15/2024	205,560	0.1
750,000		Americredit Automobile
		Receivables Trust 2019-1
		B, 3.130%, 02/18/2025	764,320	0.3
400,000		Capital One Prime Auto
		Receivables Trust 2019-1
		A4, 2.560%, 10/15/2024	406,860	0.2
750,000		CarMax Auto Owner Trust
		2017-1 A4, 2.270%,
		09/15/2022	751,858	0.3
750,000		CarMax Auto Owner Trust
		2017-3 A4, 2.220%,
		11/15/2022	751,806	0.3
1,150,000		Carmax Auto Owner Trust
		2019-1 A2A, 3.020%,
		07/15/2022	1,155,400	0.4
650,000		Ford Credit Auto Lease
		Trust 2018-B A4, 3.300%,
		02/15/2022	661,777	0.3
300,000		GM Financial Automobile
		Leasing Trust 2018-1 A4,
		2.680%, 12/20/2021	301,300	0.1
650,000		GM Financial Automobile
		Leasing Trust 2018-1 B,
		2.870%, 12/20/2021	652,706	0.2
400,000		GM Financial Automobile
		Leasing Trust 2018-3 A4,
		3.300%, 07/20/2022	406,478	0.2
528,741		GM Financial Consumer
		Automobile Receivables
		Trust 2019-1 A2, 2.990%,
		03/16/2022	530,865	0.2
550,000		GM Financial Consumer
		Automobile Receivables
		Trust 2019-2 D, 2.660%,
		06/16/2022	552,777	0.2
650,000		Honda Auto Receivables
		2018-4 A4 Owner Trust,
		3.300%, 07/15/2025	669,935	0.3
400,000		Hyundai Auto Receivables
		Trust 2017-A A4, 2.090%,
		04/17/2023	399,897	0.2
950,000		Hyundai Auto Receivables
		Trust 2017-B A4, 1.960%,
		02/15/2023	946,806	0.4
1,100,000		Mercedes-Benz Auto
		Lease Trust 2019-A A2,
		3.010%, 02/16/2021	1,103,256	0.4
400,000		Mercedes-Benz Auto
		Lease Trust 2019-A A4,
		3.250%, 10/15/2024	407,850	0.2
450,000		Mercedes-Benz Auto
		Receivables Trust 2018-1
		A4, 3.150%, 10/15/2024	462,847	0.2
650,000		Nissan Auto Receivables
		2017-C A4 Owner Trust,
		2.280%, 02/15/2024	652,177	0.2
500,000		Nissan Auto Receivables
		2018-C A4 Owner Trust,
		3.270%, 06/16/2025	519,303	0.2
100,000		Nissan Auto Receivables
		2019-A A2A Owner Trust,
		2.820%, 01/18/2022	100,470	0.0
428,637	(1)	OSCAR US Funding Trust
		VI LLC 2017-1A A3,
		2.820%, 06/10/2021	428,005	0.2
1,450,000	(1)	OSCAR US Funding Trust
		VII LLC 2017-2A A3,
		2.450%, 12/10/2021	1,450,217	0.5
850,000		Santander Drive Auto
		Receivables Trust 2019-2
		B, 2.790%, 01/16/2024	857,823	0.3

See Accompanying Notes to Financial Statements
32

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

650,000	(1)	Santander Retail Auto
		Lease Trust 2017-A A4,
		2.370%, 01/20/2022	650,064	0.2
100,000	(1)	Santander Retail Auto
		Lease Trust 2019-A A2,
		2.720%, 01/20/2022	100,629	0.0
1,030,038	(1)	Tesla Auto Lease Trust
		2018-B A, 3.710%,
		08/20/2021	1,045,663	0.4
509,000		Toyota Auto Receivables
		2017-B Owner Trust A4,
		2.050%, 09/15/2022	508,535	0.2
650,000		Toyota Auto Receivables
		2017-C A4 Owner Trust,
		1.980%, 12/15/2022	649,076	0.2
300,000		World Omni Automobile
		Lease Securitization Trust
		2017-A A4, 2.320%,
		08/15/2022	299,855	0.1
			19,360,162	7.3

		Credit Card Asset-Backed Securities: 1.4%
650,000		American Express Credit
		Account Master Trust
		2017-1 B, 2.100%,
		09/15/2022	648,808	0.3
800,000		BA Credit Card Trust
		2017-A1 A1, 1.950%,
		08/15/2022	798,453	0.3
600,000		Chase Issuance Trust
		2016-A4 A4, 1.490%,
		07/15/2022	596,326	0.2
1,550,000	(1)	Evergreen Credit Card
		Trust Series 2018-1 A,
		2.950%, 03/15/2023	1,573,389	0.6
			3,616,976	1.4

		Home Equity Asset-Backed Securities: 0.0%
7,961		Chase Funding Loan
		Acquisition Trust Series
		2003-C2 1A, 4.750%,
		12/25/2019	7,952	0.0

		Other Asset-Backed Securities: 9.5%
840,000	(1)	Apidos Clo XXV 2016-25A
		A1R, 3.762%, (US0003M +
		1.170%), 10/20/2031	838,653	0.3
700,000	(1)	ARES XLVI CLO Ltd.
		2017-46A A2, 3.827%,
		(US0003M + 1.230%),
		01/15/2030	682,807	0.3
250,000	(1)	Babson CLO Ltd. 2017-1A
		A2, 3.951%, (US0003M +
		1.350%), 07/18/2029	246,288	0.1
250,000	(1)	Bain Capital Credit CLO
		2017-1A A2, 3.942%,
		(US0003M + 1.350%),
		07/20/2030	249,995	0.1
580,000	(1)	Benefit Street Partners
		CLO II Ltd. 2013-IIA A1R,
		3.847%, (US0003M +
		1.250%), 07/15/2029	580,005	0.2
1,650,000	(1)	Benefit Street Partners
		CLO X Ltd. 2016-10A A1,
		4.087%, (US0003M +
		1.490%), 01/15/2029	1,650,043	0.6
250,000	(1)	Carbone CLO Ltd 2017-1A
		A1, 3.732%, (US0003M +
		1.140%), 01/20/2031	248,755	0.1
500,000	(1)	Carlyle Global Market
		Strategies CLO 2014-2RA
		A1 Ltd., 3.568%, (US0003M
		+ 1.050%), 05/15/2031	496,716	0.2
620,000	(1)	Cedar Funding VIII Clo
		Ltd. 2017-8A A1, 3.838%,
		(US0003M + 1.250%),
		10/17/2030	619,990	0.2
750,000	(1)	CIFC Funding 2013-2A
		A1LR, 3.811%, (US0003M +
		1.210%), 10/18/2030	748,288	0.3
600,000	(1)	CIFC Funding 2017-4 A1,
		3.831%, (US0003M +
		1.250%), 10/24/2030	600,000	0.2
600,000	(1)	CIFC Funding 2018-4A A1
		Ltd., 3.738%, (US0003M +
		1.150%), 10/17/2031	596,407	0.2
600,000	(1)	Clear Creek CLO Ltd.
		2015-1A AR, 3.792%,
		(US0003M + 1.200%),
		10/20/2030	599,450	0.2
400,000		CNH Equipment Trust
		2017-B A4, 2.170%,
		04/17/2023	400,922	0.2
250,000	(1)	Deer Creek Clo Ltd. 2017-
		1A A, 3.772%, (US0003M +
		1.180%), 10/20/2030	249,883	0.1
680,000	(1)	Dewolf Park Clo Ltd. 2017-
		1A A, 3.807%, (US0003M +
		1.210%), 10/15/2030	679,990	0.3
250,000	(1)	Dryden 55 CLO Ltd. 2018-
		55A A1, 3.617%, (US0003M
		+ 1.020%), 04/15/2031	248,635	0.1
1,120,000	(1)	Dryden Senior Loan Fund
		2017-47A A2, 3.947%,
		(US0003M + 1.350%),
		04/15/2028	1,114,038	0.4
480,000	(1)	Dryden XXVIII Senior
		Loan Fund 2013-28A
		A1LR, 3.718%, (US0003M +
		1.200%), 08/15/2030	480,084	0.2
300,000	(1)	Eaton Vance Clo 2015-1A
		A2R Ltd., 3.842%,
		(US0003M + 1.250%),
		01/20/2030	292,909	0.1
750,000	(1)	Galaxy XIX CLO Ltd.
		2015-19A A1R, 3.801%,
		(US0003M + 1.220%),
		07/24/2030	749,861	0.3
500,000	(1)	Galaxy XV CLO Ltd. 2013-
		15A AR, 3.797%,
		(US0003M + 1.200%),
		10/15/2030	497,514	0.2
300,000	(1)	Goldentree Loan
		Management US Clo 2
		Ltd. 2017-2A A, 3.742%,
		(US0003M + 1.150%),
		11/28/2030	299,709	0.1
447,314	(1)	JGWPT XXXIII LLC 2014-
		3A A, 3.500%, 06/15/2077	466,648	0.2
600,000	(1)	LCM 26A A2 Ltd., 3.842%,
		(US0003M + 1.250%),
		01/20/2031	592,960	0.2
480,000	(1)	LoanCore 2019-CRE2 A
		Issuer Ltd., 3.524%,
		(US0001M + 1.130%),
		05/09/2036	481,201	0.2

See Accompanying Notes to Financial Statements
33

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

400,000	(1)	Octagon Investment
		Partners 33 Ltd. 2017-1A
		A1, 3.782%, (US0003M +
		1.190%), 01/20/2031	399,419	0.2
500,000	(1)	Octagon Investment
		Partners Ltd. 2017-1A A2,
		3.947%, (US0003M +
		1.350%), 07/15/2029	497,197	0.2
500,000	(1)	Octagon Investment
		Partners XIV Ltd. 2012-1A
		A1BR, 3.972%, (US0003M
		+ 1.375%), 07/15/2029	490,862	0.2
400,000	(1)	Octagon Investment
		Partners XV Ltd. 2013-1A
		A2R, 3.942%, (US0003M +
		1.350%), 07/19/2030	392,143	0.1
750,000	(1)	OHA Loan Funding Ltd.
		2015-1A AR, 3.928%,
		(US0003M + 1.410%),
		08/15/2029	752,156	0.3
500,000	(1)	Palmer Square CLO 2013-
		2A AARR Ltd., 3.788%,
		(US0003M + 1.200%),
		10/17/2031	498,156	0.2
700,000	(1)	Palmer Square CLO 2015-
		2A A1AR Ltd., 3.862%,
		(US0003M + 1.270%),
		07/20/2030	699,997	0.3
275,000	(1)	Palmer Square CLO 2015-
		2A A1BR Ltd., 3.942%,
		(US0003M + 1.350%),
		07/20/2030	273,479	0.1
748,280	(1)	SoFi Consumer Loan
		Program 2019-2 A Trust,
		3.010%, 04/25/2028	753,977	0.3
650,000	(1)	SoFi Consumer Loan
		Program 2019-3 A Trust,
		2.900%, 05/25/2028	653,532	0.2
400,000	(1)	TCI-Flatiron Clo 2017-1A
		A Ltd., 3.725%, (US0003M
		+ 1.200%), 11/18/2030	399,480	0.2
500,000	(1)	TCI-Symphony CLO 2017-
		1A A Ltd., 3.827%,
		(US0003M + 1.230%),
		07/15/2030	498,658	0.2
600,000	(1)	THL Credit Wind River
		2013-2A AR CLO Ltd.,
		3.831%, (US0003M +
		1.230%), 10/18/2030	597,010	0.2
570,000	(1)	THL Credit Wind River
		2017-2A A CLO Ltd.,
		3.822%, (US0003M +
		1.230%), 07/20/2030	567,966	0.2
600,000	(1)	THL Credit Wind River
		2018-2 A A2Clo Ltd.,
		4.047%, (US0003M +
		1.450%), 07/15/2030	592,680	0.2
800,000	(1)	Trafigura Securitisation
		Finance PLC 2018-1A A2,
		3.730%, 03/15/2022	816,927	0.3
250,000	(1)	Venture 34 CLO Ltd.
		2018-34A A, 3.827%,
		(US0003M + 1.230%),
		10/15/2031	248,524	0.1
600,000		Verizon Owner Trust
		2018-A A1A, 3.230%,
		04/20/2023	611,719	0.2
450,000	(1)	Volvo Financial Equipment
		LLC Series 2017-1A A4,
		2.210%, 11/15/2021	449,789	0.2
			24,905,422	9.5

	Total Asset-Backed Securities
	(Cost $47,700,406)		47,890,512	18.2

U.S. TREASURY OBLIGATIONS: 22.5%
		U.S. Treasury Notes: 22.5%
27,370,000		1.500%, 07/15/2020	27,246,514	10.3
26,722,000		1.750%, 06/15/2022	26,752,793	10.1
23,000		2.000%, 05/31/2024	23,261	0.0
1,976,000		2.125%, 05/31/2021	1,989,083	0.8
3,338,000		2.250%, 04/30/2021	3,365,643	1.3

	Total U.S. Treasury
	Obligations
	(Cost $59,212,142)		59,377,294	22.5

COMMERCIAL MORTGAGE-BACKED SECURITIES: 9.3%
6,898,468	(3),(5)	BANK 2017-BNK5 XA,
		1.229%, 06/15/2060	416,033	0.2
749,037	(3)	Bear Stearns Commercial
		Mortgage Securities Trust
		2005-PWR9 C, 5.055%,
		09/11/2042	750,490	0.3
937,474	(1),(3)	Bear Stearns Commercial
		Mortgage Securities Trust
		2006-TOP22 D, 5.919%,
		04/12/2038	962,102	0.4
700,000	(1)	CHC Commercial
		Mortgage Trust 2019 -
		CHC A, 3.520%, (US0001M
		+ 1.120%), 06/15/2034	700,000	0.3
200,000	(3)	Citigroup Commercial
		Mortgage Trust 2013-
		GC17 C, 5.262%,
		11/10/2046	215,063	0.1
753,123		Citigroup/Deutsche Bank
		Commercial Mortgage
		Trust 2006-CD3 AM,
		5.648%, 10/15/2048	782,608	0.3
85,932		COMM 2012-LC4 A4,
		3.288%, 12/10/2044	87,689	0.0
1,150,000		COMM 2013-LC6 B
		Mortgage Trust, 3.739%,
		01/10/2046	1,188,217	0.4
1,690,000	(1)	Credit Suisse Mortgage
		Capital Certificates 2019-
		ICE4 B, 3.624%, (US0001M
		+ 1.230%), 05/15/2036	1,695,305	0.6
780,000	(1),(3)	DBUBS 2011-LC1A E,
		5.885%, 11/10/2046	810,364	0.3
175,673	(1),(3)	GCCFC Commercial
		Mortgage Trust 2004-GG1
		F, 6.608%, 06/10/2036	175,498	0.1
213,016	(3)	Ginnie Mae 2011-53 B,
		4.397%, 05/16/2051	220,831	0.1
728,934		Ginnie Mae 2014-168 DA,
		2.400%, 06/16/2046	725,339	0.3
218,834		Ginnie Mae 2014-54 AC,
		2.874%, 02/16/2049	221,492	0.1
722,722		Ginnie Mae 2015-183 AC,
		2.350%, 07/16/2056	714,707	0.3
146,015	(3)	Ginnie Mae 2015-21 AF,
		2.077%, 07/16/2048	143,517	0.0
379,296		Ginnie Mae 2015-81 AC,
		2.400%, 01/16/2056	375,214	0.1
See Accompanying Notes to Financial Statements
34

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

448,200		Ginnie Mae 2016-110 AB,
		2.000%, 05/16/2049	434,947	0.2
198,219		Ginnie Mae 2016-86 AB,
		2.500%, 09/16/2056	198,821	0.1
614,621		Ginnie Mae 2017-51 AB,
		2.350%, 04/16/2057	608,054	0.2
247,801		Ginnie Mae 2017-69 AB,
		2.350%, 05/16/2053	247,049	0.1
375,839		Ginnie Mae 2017-70 A,
		2.500%, 10/16/2057	374,272	0.1
895,107		Ginnie Mae 2017-86 AB,
		2.300%, 11/16/2051	885,869	0.3
868,753		Ginnie Mae 2017-89 A,
		2.500%, 08/16/2057	867,547	0.3
530,000	(1)	GS Mortgage Securities
		Corp. Trust 2017-GPTX B,
		3.104%, 05/10/2034	529,372	0.2
680,000	(1),(3)	GS Mortgage Securities
		Trust 2011-GC3 D,
		5.825%, 03/10/2044	710,144	0.3
760,000	(1),(3)	GS Mortgage Securities
		Trust 2012-GC6 C,
		5.840%, 01/10/2045	804,355	0.3
2,710,000	(1),(3)	JP Morgan Chase
		Commercial Mortgage
		Securities Trust 2011-C5
		B, 5.554%, 08/15/2046	2,850,443	1.1
910,000	(3)	JP Morgan Chase
		Commercial Mortgage
		Securities Trust 2013-C10
		B, 3.674%, 12/15/2047	935,452	0.3
21,590		JPMBB Commercial
		Mortgage Securities Trust
		2 2014-C19 A2, 3.046%,
		04/15/2047	21,566	0.0
560,031		Morgan Stanley Bank of
		America Merrill Lynch
		Trust 2014-C14 A3,
		3.669%, 02/15/2047	569,861	0.2
1,210,000	(1),(3)	Morgan Stanley Capital I
		Trust 2011-C1 D, 5.554%,
		09/15/2047	1,259,345	0.5
960,000	(1),(3)	Morgan Stanley Capital I
		Trust 2014-CPT E,
		3.560%, 07/13/2029	967,920	0.4
620,000	(1)	Morgan Stanley Capital I,
		Inc. 2019-BPR A, 3.794%,
		(US0001M + 1.400%),
		05/15/2036	620,974	0.2
750,000	(3)	TIAA Seasoned
		Commercial Mortgage
		Trust 2007-C4 C, 5.483%,
		08/15/2039	752,086	0.3
850,000	(1)	TPG Real Estate Finance
		2018-FL-1 D Issuer LTD.,
		5.094%, (US0001M +
		2.700%), 02/15/2035	852,133	0.3

	Total Commercial Mortgage-
	Backed Securities
	(Cost $24,757,207)		24,674,679	9.3

				Percentage
				of Net
			Value	Assets
PURCHASED OPTIONS (6) : 0.0%
	Total Purchased Options
	(Cost $13,183)		4,432	0.0

	Total Long-Term Investments
	(Cost $260,490,381)		262,110,767	99.4

				Percentage
Principal				of Net
Amount†			Value	Assets
SHORT-TERM INVESTMENTS: 2.2%
		Repurchase Agreements(7): 1.0%
507,340	(7)	Bank of Nova Scotia,
		Repurchase Agreement
		dated 06/28/19, 2.48%,
		due 07/01/19 (Repurchase
		Amount $507,443,
		collateralized by various
		U.S. Government
		Securities, 0.000%-
		3.000%, Market Value plus
		accrued interest $517,594,
		due 07/05/19-09/09/49)	507,340	0.2
1,000,000	(7)	Morgan Stanley,
		Repurchase Agreement
		dated 06/28/19, 2.52%,
		due 07/01/19 (Repurchase
		Amount $1,000,207,
		collateralized by various
		U.S. Government/U.S.
		Government Agency
		Obligations, 2.500%-
		7.500%, Market Value plus
		accrued interest
		$1,020,000, due 04/01/26-
		06/20/49)	1,000,000	0.4
1,000,000	(7)	RBC Dominion Securities
		Inc., Repurchase
		Agreement dated
		06/28/19, 2.51%, due
		07/01/19 (Repurchase
		Amount $1,000,206,
		collateralized by various
		U.S. Government/U.S.
		Government Agency
		Obligations, 0.000%-
		7.000%, Market Value plus
		accrued interest
		$1,020,000, due 07/18/19-
		09/09/49)	1,000,000	0.4
			2,507,340	1.0

				Percentage
				of Net
Shares			Value	Assets
		Mutual Funds: 1.2%
3,194,000	(8)	Goldman Sachs Financial
		Square Government Fund
		- Institutional Shares,
		2.260%
		(Cost $3,194,000)	3,194,000	1.2

	Total Short-Term Investments
	(Cost $5,701,340)		5,701,340	2.2

See Accompanying Notes to Financial Statements
35

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

Total Investments in
Securities
(Cost $266,191,721)	$267,812,107	101.6
Liabilities in Excess of Other
Assets	(4,135,234)	(1.6)
Net Assets	$263,676,873	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2019.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(7)	Represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of June 30, 2019.

Reference Rate Abbreviations:
H15T1Y	U.S. Treasury 1-Year Constant Maturity
US0001M	1-month LIBOR
US0003M	3-month LIBOR

See Accompanying Notes to Financial Statements
36

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

				Percentage
				of Net
Shares			Value	Assets
COMMON STOCK: 98.9%
		Communication Services: 10.1%
197,930		Activision Blizzard, Inc. $ 9,342,296	$9,342,296	0.2
77,372	(1)	Alphabet, Inc. - Class A	83,778,402	1.3
79,190	(1)	Alphabet, Inc. - Class C	85,597,263	1.3
1,885,742		AT&T, Inc.	63,191,214	1.0
90,942		CBS Corp. - Class B	4,538,006	0.1
247,920	(2)	CenturyLink, Inc.	2,915,539	0.0
44,450	(1)	Charter
		Communications, Inc.	17,565,751	0.3
1,170,345		Comcast Corp. – Class
		A	49,482,187	0.8
40,787	(1),(2)	Discovery
		Communications, Inc. -
		Class A	1,252,161	0.0
93,164	(1)	Discovery
		Communications, Inc. -
		Class C	2,650,516	0.0
59,619	(1)	Dish Network Corp. -
		Class A	2,289,966	0.0
76,652	(1)	Electronic Arts, Inc.	7,761,781	0.1
620,797	(1)	Facebook, Inc. - Class A	119,813,821	1.9
91,561		Fox Corp. - Class A	3,354,795	0.1
41,954	(2)	Fox Corp. - Class B	1,532,580	0.0
100,008		Interpublic Group of
		Cos., Inc.	2,259,181	0.0
112,974	(1)	NetFlix, Inc.	41,497,610	0.7
99,618		News Corp - Class A	1,343,847	0.0
31,944		News Corp - Class B	445,938	0.0
56,890	(2)	Omnicom Group	4,662,135	0.1
29,080	(1)	Take-Two Interactive
		Software, Inc.	3,301,452	0.1
26,746	(1),(2)	TripAdvisor, Inc.	1,238,072	0.0
188,677	(1)	Twitter, Inc.	6,584,827	0.1
1,068,632		Verizon
		Communications, Inc.	61,050,946	1.0
91,379		Viacom, Inc. - Class B	2,729,491	0.0
451,076		Walt Disney Co.	62,988,253	1.0
			643,168,030	10.1

		Consumer Discretionary: 10.1%
18,536		Advance Auto Parts,
		Inc.	2,857,139	0.1
106,860	(1)	Amazon.com, Inc.	202,353,302	3.2
66,622		Aptiv PLC	5,385,056	0.1
6,338	(1)	Autozone, Inc.	6,968,441	0.1
60,031		Best Buy Co., Inc.	4,185,962	0.1
11,186	(1)	Booking Holdings, Inc.	20,970,506	0.3
53,556		BorgWarner, Inc.	2,248,281	0.0
39,001	(1)	Capri Holdings Ltd.	1,352,555	0.0
42,943	(1),(2)	Carmax, Inc.	3,728,741	0.1
103,462		Carnival Corp.	4,816,156	0.1
6,302	(1)	Chipotle Mexican Grill,
		Inc.	4,618,610	0.1
31,776		Darden Restaurants,
		Inc.	3,868,092	0.1
66,749		Dollar General Corp.	9,021,795	0.1
61,388	(1)	Dollar Tree, Inc.	6,592,457	0.1
87,747		D.R. Horton, Inc.	3,784,528	0.1
211,684		eBay, Inc.	8,361,518	0.1
30,575		Expedia Group, Inc.	4,067,392	0.1
29,020	(2)	Foot Locker, Inc.	1,216,518	0.0
1,012,558		Ford Motor Co.	10,358,468	0.2
54,692	(2)	Gap, Inc.	982,815	0.0
31,331		Garmin Ltd.	2,500,214	0.0
340,846		General Motors Co.	13,132,796	0.2
37,742		Genuine Parts Co.	3,909,316	0.1
52,529	(2)	H&R Block, Inc.	1,539,100	0.0
93,401	(2)	Hanesbrands, Inc.	1,608,365	0.0
41,103	(2)	Harley-Davidson, Inc.	1,472,721	0.0
29,918		Hasbro, Inc.	3,161,734	0.1
75,208		Hilton Worldwide
		Holdings, Inc.	7,350,830	0.1
284,305		Home Depot, Inc.	59,126,911	0.9
41,866	(2)	Kohl's Corp.	1,990,728	0.0
59,265	(2)	L Brands, Inc.	1,546,817	0.0
33,919	(2)	Leggett & Platt, Inc.	1,301,472	0.0
73,753	(2)	Lennar Corp. - Class A	3,574,070	0.1
81,133	(1)	LKQ Corp.	2,158,949	0.0
202,299		Lowe's Cos, Inc.	20,413,992	0.3
79,810	(2)	Macy's, Inc.	1,712,723	0.0
71,415		Marriott International,
		Inc.	10,018,810	0.2
197,296		McDonald's Corp.	40,970,487	0.7
131,868	(2)	MGM Resorts
		International	3,767,469	0.1
15,906	(1)	Mohawk Industries, Inc.	2,345,658	0.0
100,579	(2)	Newell Brands, Inc.	1,550,928	0.0
324,727		Nike, Inc.	27,260,832	0.4
27,173	(2)	Nordstrom, Inc.	865,732	0.0
55,656	(1)	Norwegian Cruise Line
		Holdings Ltd.	2,984,831	0.1
20,226	(1)	O'Reilly Automotive, Inc.	7,469,866	0.1
65,881		Pulte Group, Inc.	2,083,157	0.0
19,357		PVH Corp.	1,831,946	0.0
13,486	(2)	Ralph Lauren Corp.	1,531,875	0.0
94,944		Ross Stores, Inc.	9,410,849	0.2
44,420		Royal Caribbean
		Cruises Ltd.	5,384,148	0.1
312,964		Starbucks Corp.	26,235,772	0.4
74,969		Tapestry, Inc.	2,378,766	0.0
132,383		Target Corp.	11,465,692	0.2
27,920	(2)	Tiffany & Co.	2,614,429	0.0
313,343		TJX Cos., Inc.	16,569,578	0.3
31,173		Tractor Supply Co.	3,391,622	0.1
14,350	(1)	Ulta Beauty, Inc.	4,977,872	0.1
48,582	(1)	Under Armour, Inc. -
		Class A	1,231,554	0.0
50,196	(1),(2)	Under Armour, Inc. -
		Class C	1,114,351	0.0
84,150		VF Corp.	7,350,503	0.1
16,366		Whirlpool Corp.	2,329,864	0.0
25,037		Wynn Resorts Ltd.	3,104,338	0.1
79,061		Yum! Brands, Inc.	8,749,681	0.1
			643,229,680	10.1

		Consumer Staples: 7.2%
483,430		Altria Group, Inc.	22,890,411	0.4
144,742		Archer-Daniels-Midland
		Co.	5,905,474	0.1
42,982	(2)	Brown-Forman Corp. -
		Class B	2,382,492	0.0
49,801	(2)	Campbell Soup Co.	1,995,526	0.0
63,621		Church & Dwight Co.,
		Inc.	4,648,150	0.1
32,911	(2)	Clorox Co.	5,039,003	0.1
992,096		Coca-Cola Co.	50,517,528	0.8
221,833		Colgate-Palmolive Co.	15,898,771	0.2
125,556		Conagra Brands, Inc.	3,329,745	0.1

See Accompanying Notes to Financial Statements
37

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

43,205		Constellation Brands,
		Inc.	8,508,793	0.1
113,638		Costco Wholesale Corp.	30,029,978	0.5
77,662	(2)	Coty, Inc - Class A	1,040,671	0.0
56,658		Estee Lauder Cos., Inc.	10,374,646	0.2
154,723		General Mills, Inc.	8,126,052	0.1
35,993		Hershey Co.	4,824,142	0.1
70,350	(2)	Hormel Foods Corp.	2,851,989	0.0
29,391		JM Smucker Co.	3,385,549	0.1
64,227	(2)	Kellogg Co.	3,440,640	0.1
88,834		Kimberly-Clark Corp.	11,839,796	0.2
160,763		Kraft Heinz Co.	4,990,084	0.1
208,440		Kroger Co.	4,525,232	0.1
37,796		Lamb Weston Holdings,
		Inc.	2,394,755	0.0
31,641	(2)	McCormick & Co., Inc.	4,904,671	0.1
48,522		Molson Coors Brewing
		Co.	2,717,232	0.0
372,197		Mondelez International,
		Inc.	20,061,418	0.3
101,128	(1)	Monster Beverage Corp.	6,455,000	0.1
362,219		PepsiCo, Inc.	47,497,777	0.7
402,006		Philip Morris
		International, Inc.	31,569,531	0.5
648,131		Procter & Gamble Co.	71,067,564	1.1
122,182		Sysco Corp.	8,640,711	0.1
76,175		Tyson Foods, Inc.	6,150,370	0.1
200,810		Walgreens Boots
		Alliance, Inc.	10,978,283	0.2
361,442		Walmart, Inc.	39,935,727	0.6
			458,917,711	7.2

		Energy: 5.0%
129,743		Anadarko Petroleum
		Corp.	9,154,666	0.1
97,135	(2)	Apache Corp.	2,814,001	0.0
133,046	(2)	Baker Hughes a GE Co.	3,276,923	0.1
109,374		Cabot Oil & Gas Corp.	2,511,227	0.0
492,213		Chevron Corp.	61,250,986	1.0
26,209		Cimarex Energy Co.	1,554,980	0.0
51,832		Concho Resources,
		Inc./Midland TX	5,348,026	0.1
292,028		ConocoPhillips	17,813,708	0.3
107,284		Devon Energy Corp.	3,059,740	0.1
39,997	(2)	Diamondback Energy,
		Inc.	4,358,473	0.1
149,951		EOG Resources, Inc.	13,969,435	0.2
1,093,279		Exxon Mobil Corp.	83,777,970	1.3
225,829		Halliburton Co.	5,135,352	0.1
28,555		Helmerich & Payne, Inc.	1,445,454	0.0
65,861	(2)	Hess Corp.	4,186,784	0.1
40,594		HollyFrontier Corp.	1,878,690	0.0
503,042		Kinder Morgan, Inc.	10,503,517	0.2
211,343		Marathon Oil Corp.	3,003,184	0.1
171,215		Marathon Petroleum
		Corp.	9,567,494	0.2
99,719		National Oilwell Varco,
		Inc.	2,216,753	0.0
123,571	(2)	Noble Energy, Inc.	2,767,990	0.0
193,282		Occidental Petroleum
		Corp.	9,718,219	0.2
106,653		Oneok, Inc.	7,338,793	0.1
107,925		Phillips 66	10,095,305	0.2
43,519		Pioneer Natural
		Resources Co.	6,695,833	0.1
357,904		Schlumberger Ltd.	14,223,105	0.2
108,829	(2)	TechnipFMC PLC	2,823,024	0.0
107,812		Valero Energy Corp.	9,229,785	0.1
313,111		Williams Cos., Inc.	8,779,633	0.1
			318,499,050	5.0

		Financials: 13.0%
13,229		Affiliated Managers
		Group, Inc.	1,218,920	0.0
192,623		Aflac, Inc.	10,557,667	0.2
224,737		American International
		Group, Inc.	11,973,987	0.2
86,072		Allstate Corp.	8,752,662	0.1
176,938		American Express Co.	21,841,227	0.3
34,600		Ameriprise Financial,
		Inc.	5,022,536	0.1
62,149		Aon PLC	11,993,514	0.2
47,868		Arthur J. Gallagher &
		Co.	4,192,758	0.1
15,885		Assurant, Inc.	1,689,846	0.0
2,284,861		Bank of America Corp.	66,260,969	1.0
227,621		Bank of New York
		Mellon Corp.	10,049,467	0.2
197,907	(2)	BB&T Corp.	9,723,171	0.2
500,712	(1)	Berkshire Hathaway,
		Inc. – Class B	106,736,777	1.7
30,744		BlackRock, Inc.	14,428,159	0.2
121,340		Capital One Financial
		Corp.	11,010,392	0.2
28,865		Cboe Global Markets,
		Inc.	2,991,280	0.0
307,010		Charles Schwab Corp.	12,338,732	0.2
118,310		Chubb Ltd.	17,425,880	0.3
39,200		Cincinnati Financial
		Corp.	4,063,864	0.1
597,522		Citigroup, Inc.	41,844,466	0.7
118,435		Citizens Financial
		Group, Inc.	4,187,862	0.1
92,497		CME Group, Inc.	17,954,593	0.3
39,834		Comerica, Inc.	2,893,542	0.0
83,649		Discover Financial
		Services	6,490,326	0.1
63,221		E*Trade Financial Corp.	2,819,657	0.0
10,525		Everest Re Group Ltd.	2,601,569	0.0
187,890		Fifth Third Bancorp	5,242,131	0.1
42,578		First Republic Bank	4,157,742	0.1
76,067	(2)	Franklin Resources, Inc.	2,647,132	0.0
87,913		Goldman Sachs Group,
		Inc.	17,987,000	0.3
93,408		Hartford Financial
		Services Group, Inc.	5,204,694	0.1
270,391		Huntington Bancshares,
		Inc.	3,736,804	0.1
145,698		Intercontinental
		Exchange, Inc.	12,521,286	0.2
103,507	(2)	Invesco Ltd.	2,117,753	0.0
65,470		Jefferies Financial
		Group, Inc.	1,258,988	0.0
838,215		JPMorgan Chase & Co.	93,712,437	1.5
260,533		Keycorp	4,624,461	0.1
52,284		Lincoln National Corp.	3,369,704	0.1
69,327		Loews Corp.	3,790,107	0.1
35,302		M&T Bank Corp.	6,003,811	0.1
9,741		MarketAxess Holdings,
		Inc.	3,130,952	0.0
132,127		Marsh & McLennan
		Cos., Inc.	13,179,668	0.2
245,567		Metlife, Inc.	12,197,313	0.2
42,622		Moody's Corp.	8,324,503	0.1

See Accompanying Notes to Financial Statements
38

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

330,353		Morgan Stanley	14,472,765	0.2
21,880		MSCI, Inc. - Class A	5,224,725	0.1
29,972		Nasdaq, Inc.	2,882,407	0.0
56,246		Northern Trust Corp.	5,062,140	0.1
101,904	(2)	People's United
		Financial, Inc.	1,709,949	0.0
116,648		PNC Financial Services
		Group, Inc.	16,013,437	0.2
66,936		Principal Financial
		Group, Inc.	3,876,933	0.1
150,897		Progressive Corp.	12,061,197	0.2
104,907		Prudential Financial, Inc.	10,595,607	0.2
32,650		Raymond James
		Financial, Inc.	2,760,557	0.0
261,809		Regions Financial Corp.	3,911,426	0.1
63,585		S&P Global, Inc.	14,484,027	0.2
96,422		State Street Corp.	5,405,417	0.1
114,681		SunTrust Banks, Inc.	7,207,701	0.1
13,520	(1)	SVB Financial Group	3,036,457	0.0
163,864		Synchrony Financial	5,681,165	0.1
61,103		T. Rowe Price Group,
		Inc.	6,703,610	0.1
26,135		Torchmark Corp.	2,338,037	0.0
67,675		Travelers Cos, Inc.	10,118,766	0.2
54,748		Unum Group	1,836,795	0.0
386,693		US Bancorp	20,262,713	0.3
1,045,171		Wells Fargo & Co.	49,457,492	0.8
33,394		Willis Towers Watson
		PLC	6,396,287	0.1
47,173		Zions Bancorp NA	2,169,014	0.0
			827,938,933	13.0

		Health Care: 14.0%
455,850		Abbott Laboratories	38,336,985	0.6
381,989		AbbVie, Inc.	27,778,240	0.4
11,660	(1)	Abiomed, Inc.	3,037,313	0.0
81,650		Agilent Technologies,
		Inc.	6,096,806	0.1
57,941	(1)	Alexion
		Pharmaceuticals, Inc.	7,589,112	0.1
18,812	(1)	Align Technology, Inc.	5,148,844	0.1
79,619		Allergan plc	13,330,609	0.2
40,188		AmerisourceBergen
		Corp.	3,426,429	0.0
157,602		Amgen, Inc.	29,042,897	0.5
66,457		Anthem, Inc.	18,754,830	0.3
122,596		Baxter International, Inc.	10,040,612	0.2
69,696		Becton Dickinson & Co.	17,564,089	0.3
50,100	(1)	Biogen, Inc.	11,716,887	0.2
359,333	(1)	Boston Scientific Corp.	15,444,132	0.2
422,658		Bristol-Myers Squibb
		Co.	19,167,540	0.3
77,016		Cardinal Health, Inc.	3,627,454	0.1
182,233	(1)	Celgene Corp.	16,845,619	0.3
106,811	(1)	Centene Corp.	5,601,169	0.1
84,086	(2)	Cerner Corp.	6,163,504	0.1
98,049		Cigna Corp.	15,447,620	0.2
12,787		Cooper Cos., Inc.	4,307,812	0.1
335,675		CVS Health Corp.	18,290,931	0.3
162,792		Danaher Corp.	23,266,233	0.4
32,677	(1)	DaVita, Inc.	1,838,408	0.0
60,458		Dentsply Sirona, Inc.	3,528,329	0.1
53,875	(1)	Edwards Lifesciences
		Corp.	9,952,868	0.2
223,261		Eli Lilly & Co.	24,735,086	0.4
328,559		Gilead Sciences, Inc.	22,197,446	0.3
68,990		HCA Healthcare, Inc.	9,325,378	0.1
38,519	(1)	Henry Schein, Inc.	2,692,478	0.0
69,262	(1)	Hologic, Inc.	3,325,961	0.0
34,892		Humana, Inc.	9,256,848	0.1
22,223	(1)	Idexx Laboratories, Inc.	6,118,659	0.1
37,984	(1)	Illumina, Inc.	13,983,810	0.2
45,990	(1)	Incyte Corp., Ltd.	3,907,310	0.1
29,831	(1)	Intuitive Surgical, Inc.	15,647,851	0.2
40,772	(1)	IQVIA Holdings, Inc.	6,560,215	0.1
686,044		Johnson & Johnson	95,552,208	1.5
25,452	(1)	Laboratory Corp. of
		America Holdings	4,400,651	0.1
49,085		McKesson Corp.	6,596,533	0.1
346,425		Medtronic PLC	33,738,331	0.5
665,266		Merck & Co., Inc.	55,782,554	0.9
6,409	(1),(2)	Mettler Toledo
		International, Inc.	5,383,560	0.1
133,191	(1)	Mylan NV	2,535,957	0.0
45,039	(1),(2)	Nektar Therapeutics	1,602,488	0.0
28,660		PerkinElmer, Inc.	2,761,104	0.0
32,328	(2)	Perrigo Co. PLC	1,539,459	0.0
1,434,540		Pfizer, Inc.	62,144,273	1.0
34,721		Quest Diagnostics, Inc.	3,534,945	0.1
20,320	(1)	Regeneron
		Pharmaceuticals, Inc.	6,360,160	0.1
37,052		Resmed, Inc.	4,521,456	0.1
80,018		Stryker Corp.	16,450,100	0.3
11,926		Teleflex, Inc.	3,949,295	0.1
103,352		Thermo Fisher
		Scientific, Inc.	30,352,415	0.5
245,561		UnitedHealth Group,
		Inc.	59,919,340	0.9
21,416		Universal Health
		Services, Inc.	2,792,432	0.0
23,500	(1)	Varian Medical
		Systems, Inc.	3,199,055	0.0
66,180	(1)	Vertex Pharmaceuticals,
		Inc.	12,136,088	0.2
17,952	(1),(2)	Waters Corp.	3,863,988	0.1
13,000	(1)	WellCare Health Plans,
		Inc.	3,705,910	0.1
52,918		Zimmer Biomet
		Holdings, Inc.	6,230,565	0.1
123,681		Zoetis, Inc.	14,036,557	0.2
			896,185,738	14.0

		Industrials: 9.2%
148,944		3M Co.	25,817,953	0.4
31,912		Alaska Air Group, Inc.	2,039,496	0.0
24,275	(2)	Allegion Public Ltd.	2,683,601	0.0
102,298	(2)	American Airlines
		Group, Inc.	3,335,938	0.1
58,872		Ametek, Inc.	5,347,933	0.1
36,469		AO Smith Corp.	1,719,878	0.0
103,171		Arconic, Inc.	2,663,875	0.0
135,202		Boeing Co.	49,214,880	0.8
147,768		Caterpillar, Inc.	20,139,301	0.3
35,287	(2)	CH Robinson
		Worldwide, Inc.	2,976,459	0.0
21,886		Cintas Corp.	5,193,329	0.1
52,097	(1)	Copart, Inc.	3,893,730	0.1
198,627		CSX Corp.	15,367,771	0.2
37,439		Cummins, Inc.	6,414,798	0.1
81,909		Deere & Co.	13,573,140	0.2
153,931		Delta Air Lines, Inc.	8,735,584	0.1
37,552		Dover Corp.	3,762,710	0.1
109,326		Eaton Corp. PLC	9,104,669	0.1
158,813		Emerson Electric Co.	10,596,003	0.2

See Accompanying Notes to Financial Statements
39

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

31,220		Equifax, Inc.	4,222,193	0.1
44,442		Expeditors International
		Washington, Inc.	3,371,370	0.1
147,882	(2)	Fastenal Co.	4,819,474	0.1
61,944		FedEx Corp.	10,170,585	0.2
33,885		Flowserve Corp.	1,785,401	0.0
76,196		Fortive Corp.	6,211,498	0.1
36,144		Fortune Brands Home &
		Security, Inc.	2,064,907	0.0
70,164		General Dynamics Corp.	12,757,219	0.2
2,253,384		General Electric Co.	23,660,532	0.4
30,549	(2)	Harris Corp.	5,777,732	0.1
188,042		Honeywell International,
		Inc.	32,830,253	0.5
10,737		Huntington Ingalls
		Industries, Inc.	2,413,033	0.0
93,995	(1)	IHS Markit Ltd.	5,989,361	0.1
77,443	(2)	Illinois Tool Works, Inc.	11,679,179	0.2
62,313		Ingersoll-Rand PLC -
		Class A	7,893,188	0.1
29,651		Jacobs Engineering
		Group, Inc.	2,502,248	0.0
22,478		JB Hunt Transport
		Services, Inc.	2,054,714	0.0
205,623		Johnson Controls
		International plc	8,494,286	0.1
25,991		Kansas City Southern	3,166,224	0.1
18,889		L3 Technologies, Inc.	4,631,016	0.1
63,515		Lockheed Martin Corp.	23,090,243	0.4
75,851		Masco Corp.	2,976,393	0.0
91,857	(2)	Nielsen Holdings PLC	2,075,968	0.0
68,724		Norfolk Southern Corp.	13,698,755	0.2
43,875		Northrop Grumman
		Corp.	14,176,451	0.2
89,518		Paccar, Inc.	6,414,860	0.1
33,148		Parker Hannifin Corp.	5,635,492	0.1
40,862		Pentair PLC	1,520,066	0.0
36,713		Quanta Services, Inc.	1,402,070	0.0
71,973		Raytheon Co.	12,514,665	0.2
55,674		Republic Services, Inc.	4,823,595	0.1
30,613		Robert Half
		International, Inc.	1,745,247	0.0
30,584		Rockwell Automation,
		Inc.	5,010,577	0.1
38,084	(2)	Rollins, Inc.	1,366,073	0.0
26,832		Roper Technologies,
		Inc.	9,827,488	0.2
14,316	(2)	Snap-On, Inc.	2,371,302	0.0
126,291		Southwest Airlines Co.	6,413,057	0.1
39,155		Stanley Black & Decker,
		Inc.	5,662,205	0.1
60,144		Textron, Inc.	3,190,038	0.1
12,642	(1)	TransDigm Group, Inc.	6,116,200	0.1
182,899		Union Pacific Corp.	30,930,050	0.5
57,112	(1)	United Continental
		Holdings, Inc.	5,000,156	0.1
180,235		United Parcel Service,
		Inc. - Class B	18,612,868	0.3
20,316	(1)	United Rentals, Inc.	2,694,511	0.0
209,590		United Technologies
		Corp.	27,288,618	0.4
42,290		Verisk Analytics, Inc.	6,193,793	0.1
41,803	(2)	Wabtec Corp.	2,999,783	0.0
100,956		Waste Management,
		Inc.	11,647,294	0.2
11,604		WW Grainger, Inc.	3,112,541	0.1
46,493	(2)	Xylem, Inc.	3,888,675	0.1
			591,474,495	9.2

		Information Technology: 21.2%
164,811		Accenture PLC	30,452,128	0.5
126,082	(1)	Adobe, Inc.	37,150,061	0.6
229,171	(1),(2)	Advanced Micro
		Devices, Inc.	6,959,923	0.1
42,401	(1)	Akamai Technologies,
		Inc.	3,398,016	0.0
11,641		Alliance Data Systems
		Corp.	1,631,253	0.0
77,190		Amphenol Corp.	7,405,609	0.1
95,543		Analog Devices, Inc.	10,783,938	0.2
21,686	(1)	ANSYS, Inc.	4,441,727	0.1
1,129,435		Apple, Inc.	223,537,775	3.5
241,882		Applied Materials, Inc.	10,862,921	0.2
13,661	(1)	Arista Networks, Inc.	3,546,669	0.1
56,748	(1)	Autodesk, Inc.	9,244,249	0.1
112,459		Automatic Data
		Processing, Inc.	18,592,847	0.3
102,283		Broadcom, Inc.	29,443,184	0.5
30,009		Broadridge Financial
		Solutions, Inc. ADR	3,831,549	0.1
72,616	(1)	Cadence Design
		Systems, Inc.	5,141,939	0.1
1,106,106		Cisco Systems, Inc.	60,537,181	0.9
32,317		Citrix Systems, Inc.	3,171,590	0.0
147,098		Cognizant Technology
		Solutions Corp.	9,324,542	0.1
202,774	(2)	Corning, Inc.	6,738,180	0.1
69,319		DXC Technology Co.	3,822,943	0.1
15,425	(1)	F5 Networks, Inc.	2,246,343	0.0
83,677		Fidelity National
		Information Services,
		Inc.	10,265,494	0.2
101,403	(1),(2)	Fiserv, Inc.	9,243,898	0.1
22,272	(1)	FleetCor Technologies,
		Inc.	6,255,091	0.1
34,992		Flir Systems, Inc.	1,893,067	0.0
37,505	(1)	Fortinet, Inc.	2,881,509	0.0
23,279	(1)	Gartner, Inc.	3,746,522	0.1
40,487		Global Payments, Inc.	6,483,183	0.1
346,025		Hewlett Packard
		Enterprise Co.	5,173,074	0.1
389,213		HP, Inc.	8,091,738	0.1
1,156,819		Intel Corp.	55,376,926	0.9
229,101		International Business
		Machines Corp.	31,593,028	0.5
66,986		Intuit, Inc.	17,505,451	0.3
9,200	(1)	IPG Photonics Corp.	1,419,100	0.0
19,949		Jack Henry &
		Associates, Inc.	2,671,570	0.0
88,971		Juniper Networks, Inc.	2,369,298	0.0
48,622	(1)	Keysight Technologies,
		Inc.	4,366,742	0.1
41,761		KLA-Tencor Corp.	4,936,150	0.1
38,740		Lam Research Corp.	7,276,922	0.1
232,237		Mastercard, Inc. - Class
		A	61,433,654	1.0
70,392		Maxim Integrated
		Products	4,210,849	0.1
61,478	(2)	Microchip Technology,
		Inc.	5,330,143	0.1
285,959	(1)	Micron Technology, Inc.	11,035,158	0.2
1,980,008		Microsoft Corp.	265,241,872	4.1
42,579		Motorola Solutions, Inc.	7,099,197	0.1

See Accompanying Notes to Financial Statements
40

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

63,816		NetApp, Inc.	3,937,447	0.1
157,361		Nvidia Corp.	25,843,397	0.4
626,996		Oracle Corp.	35,719,962	0.6
82,649		Paychex, Inc.	6,801,186	0.1
303,593	(1)	PayPal Holdings, Inc.	34,749,255	0.5
30,787	(1)	Qorvo, Inc.	2,050,722	0.0
314,126		Qualcomm, Inc.	23,895,565	0.4
45,931	(1)	Red Hat, Inc.	8,624,005	0.1
200,652	(1)	Salesforce.com, Inc.	30,444,928	0.5
65,096		Seagate Technology	3,067,324	0.0
44,623		Skyworks Solutions, Inc.	3,448,019	0.1
159,736		Symantec Corp.	3,475,855	0.1
38,733	(1)	Synopsys, Inc.	4,984,550	0.1
87,043		TE Connectivity Ltd.	8,336,979	0.1
242,425		Texas Instruments, Inc.	27,820,693	0.4
42,069		Total System Services,
		Inc.	5,396,191	0.1
27,100	(1)	VeriSign, Inc.	5,668,236	0.1
449,340		Visa, Inc. - Class A	77,982,957	1.2
75,708	(2)	Western Digital Corp.	3,599,915	0.1
111,292	(2)	Western Union Co.	2,213,598	0.0
50,496		Xerox Corp.	1,788,063	0.0
65,611		Xilinx, Inc.	7,736,849	0.1
			1,355,749,899	21.2

		Materials: 2.8%
56,881		Air Products &
		Chemicals, Inc.	12,876,152	0.2
27,378	(2)	Albemarle Corp.	1,927,685	0.0
419,391	(1)	Amcor PLC	4,818,803	0.1
21,812		Avery Dennison Corp.	2,523,212	0.0
86,495		Ball Corp.	6,053,785	0.1
32,715		Celanese Corp.	3,526,677	0.1
57,125		CF Industries Holdings,
		Inc.	2,668,309	0.0
193,488	(1)	Corteva, Inc.	5,721,440	0.1
193,490		Dow, Inc.	9,540,992	0.2
193,483		DowDuPont, Inc.	14,524,769	0.2
35,808		Eastman Chemical Co.	2,786,937	0.0
65,542		Ecolab, Inc.	12,940,612	0.2
34,019		FMC Corp.	2,821,876	0.1
374,832		Freeport-McMoRan, Inc.	4,351,800	0.1
26,190	(2)	International Flavors &
		Fragrances, Inc.	3,799,907	0.1
102,668		International Paper Co.	4,447,578	0.1
140,246	(1)	Linde Public Ltd.	28,161,397	0.4
78,465		LyondellBasell
		Industries NV - Class A	6,758,190	0.1
16,144		Martin Marietta
		Materials, Inc.	3,714,896	0.1
91,710		Mosaic Co.	2,295,501	0.0
211,786		Newmont Goldcorp
		Corp.	8,147,407	0.1
78,754		Nucor Corp.	4,339,345	0.1
24,416		Packaging Corp. of
		America	2,327,333	0.0
61,007		PPG Industries, Inc.	7,120,127	0.1
40,233	(2)	Sealed Air Corp.	1,721,168	0.0
20,991		Sherwin-Williams Co.	9,619,965	0.2
34,131		Vulcan Materials Co.	4,686,528	0.1
66,418		WestRock Co.	2,422,264	0.0
			176,644,655	2.8

		Real Estate: 3.0%
29,182		Alexandria Real Estate
		Equities, Inc.	4,117,288	0.1
114,215		American Tower Corp.	23,351,257	0.4
38,456		Apartment Investment &
		Management Co.	1,927,415	0.0
36,021		AvalonBay
		Communities, Inc.	7,318,747	0.1
39,927		Boston Properties, Inc.	5,150,583	0.1
80,809	(1)	CBRE Group, Inc.	4,145,502	0.1
107,424		Crown Castle
		International Corp.	14,002,718	0.2
53,819	(2)	Digital Realty Trust, Inc.	6,339,340	0.1
92,873		Duke Realty Corp.	2,935,715	0.0
21,723		Equinix, Inc.	10,954,692	0.2
95,724		Equity Residential	7,267,366	0.1
16,981		Essex Property Trust,
		Inc.	4,957,263	0.1
32,933		Extra Space Storage,
		Inc.	3,494,191	0.1
19,355		Federal Realty
		Investment Trust	2,492,150	0.0
123,507		HCP, Inc.	3,949,754	0.1
191,441		Host Hotels & Resorts,
		Inc.	3,488,055	0.1
74,128	(2)	Iron Mountain, Inc.	2,320,206	0.0
109,052	(2)	Kimco Realty Corp.	2,015,281	0.0
27,371		Macerich Co.	916,655	0.0
29,456		Mid-America Apartment
		Communities, Inc.	3,468,739	0.1
162,992		ProLogis, Inc.	13,055,659	0.2
38,782		Public Storage, Inc.	9,236,709	0.1
81,346		Realty Income Corp.	5,610,434	0.1
43,179		Regency Centers Corp.	2,881,766	0.0
29,263	(1)	SBA Communications
		Corp.	6,579,493	0.1
79,839		Simon Property Group,
		Inc.	12,755,079	0.2
21,789		SL Green Realty Corp.	1,751,182	0.0
72,813		UDR, Inc.	3,268,576	0.1
95,453		Ventas, Inc.	6,524,213	0.1
44,855		Vornado Realty Trust	2,875,205	0.0
104,633		Welltower, Inc.	8,530,728	0.1
192,446		Weyerhaeuser Co.	5,069,028	0.1
			192,750,989	3.0

		Utilities: 3.3%
171,502		AES Corp.	2,874,373	0.0
61,058		Alliant Energy Corp.	2,996,727	0.0
63,460		Ameren Corp.	4,766,480	0.1
127,500		American Electric Power
		Co., Inc.	11,221,275	0.2
46,645		American Water Works
		Co., Inc.	5,410,820	0.1
30,229		Atmos Energy Corp.	3,190,973	0.0
129,758		Centerpoint Energy, Inc.	3,714,971	0.1
73,320	(2)	CMS Energy Corp.	4,245,961	0.1
84,520		Consolidated Edison,
		Inc.	7,410,714	0.1
207,324		Dominion Energy, Inc.	16,030,292	0.3
47,340		DTE Energy Co.	6,053,839	0.1
188,121		Duke Energy Corp.	16,599,797	0.3
84,187		Edison International	5,675,046	0.1
49,075		Entergy Corp.	5,051,290	0.1
63,073		Evergy, Inc.	3,793,841	0.1
82,970		Eversource Energy	6,285,807	0.1
250,887		Exelon Corp.	12,027,523	0.2
130,454	(2)	FirstEnergy Corp.	5,584,736	0.1
123,753		NextEra Energy, Inc.	25,352,039	0.4
96,407		NiSource, Inc.	2,776,522	0.0
69,030		NRG Energy, Inc.	2,424,334	0.0

See Accompanying Notes to Financial Statements
41

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

29,011		Pinnacle West Capital
		Corp.	2,729,645	0.0
186,492		PPL Corp.	5,783,117	0.1
130,599		Public Service
		Enterprise Group, Inc.	7,681,833	0.1
70,900		Sempra Energy	9,744,496	0.2
268,943		Southern Co.	14,867,169	0.2
81,507		WEC Energy Group,
		Inc.	6,795,238	0.1
132,987		Xcel Energy, Inc.	7,911,397	0.1
			209,000,255	3.3

	Total Common Stock
	(Cost $4,116,624,167)		6,313,559,435	98.9

				Percentage
Principal				of Net
Amount†			Value	Assets
SHORT-TERM INVESTMENTS: 3.6%
		Floating Rate Notes(3): 0.5%
1,000,000	(3)	Bank Of America Corp.,
		2.500%, 11/12/2019	999,900	0.0
400,000	(3)	Bank Of America Corp.,
		2.510%, 11/08/2019	400,056	0.0
900,000	(3)	Bank Of America Corp.,
		2.520%, 11/07/2019	900,125	0.0
300,000	(3)	BNP Paribas, 2.510%,
		11/14/2019	300,052	0.0
300,000	(3)	Coöperatieve Rabobank
		U.A., 2.530%,
		11/01/2019	300,051	0.0
1,000,000	(3)	Crédit Agricole Group,
		2.550%, 11/07/2019	1,000,245	0.0
1,200,000	(3)	DNB ASA, 2.490%,
		12/06/2019	1,200,041	0.0
1,200,000	(3)	DNB ASA, 2.530%,
		11/04/2019	1,200,160	0.1
1,100,000	(3)	HSBC Holdings PLC,
		2.540%, 11/08/2019	1,100,270	0.0
1,625,000	(3)	HSBC Holdings PLC,
		2.540%, 12/27/2019	1,625,000	0.1
1,000,000	(3)	J.P. Morgan Securities
		LLC, 2.510%,
		11/08/2019	1,000,135	0.0
1,000,000	(3)	Lloyds Bank PLC,
		2.530%, 11/08/2019	1,000,209	0.0
1,200,000	(3)	Lloyds Bank PLC,
		2.530%, 11/13/2019	1,200,257	0.1
1,100,000	(3)	Mitsubishi UFJ Financial
		Group, Inc., 2.500%,
		11/18/2019	1,100,115	0.0
700,000	(3)	Mitsubishi UFJ Financial
		Group, Inc., 2.540%,
		11/07/2019	700,100	0.0
1,200,000	(3)	Mizuho Financial Group
		Inc., 2.500%,
		11/20/2019	1,200,149	0.0
300,000	(3)	Mizuho Financial Group
		Inc., 2.520%,
		11/25/2019	300,042	0.0
1,100,000	(3)	Mizuho Financial Group
		Inc., 2.560%,
		11/01/2019	1,100,148	0.0
1,100,000	(3)	National Australia Bank
		Ltd., 2.470%,
		11/15/2019	1,100,061	0.0
1,100,000	(3)	National Bank Of
		Canada, 2.520%,
		11/06/2019	1,100,164	0.0
1,000,000	(3)	Natixis S.A., 2.510%,
		11/08/2019	1,000,135	0.0
1,000,000	(3)	Oversea-Chinese
		Banking Corp., Ltd.,
		2.540%, 11/01/2019	1,000,136	0.0
1,000,000	(3)	Skandinaviska Enskilda
		Banken AB, 2.510%,
		11/08/2019	1,000,209	0.0
800,000	(3)	Skandinaviska Enskilda
		Banken AB, 2.510%,
		11/13/2019	800,171	0.0
1,100,000	(3)	State Street Bank &
		Trust Co., 2.480%,
		11/15/2019	1,100,086	0.0
1,000,000	(3)	Sumitomo Mitsui Trust
		Holdings, Inc., 2.510%,
		09/09/2019	1,000,175	0.0
1,700,000	(3)	Sumitomo Mitsui Trust
		Holdings, Inc., 2.510%,
		10/25/2019	1,699,851	0.1
1,200,000	(3)	The Sumitomo Mitsui
		Financial Group,
		2.550%, 11/05/2019	1,199,903	0.0
1,200,000	(3)	The Sumitomo Mitsui
		Financial Group,
		2.560%, 11/01/2019	1,199,913	0.0
1,450,000	(3)	Toronto-Dominion Bank,
		2.500%, 12/10/2019	1,450,071	0.1
792,000	(3)	Wells Fargo & Co.,
		2.510%, 12/03/2019	792,106	0.0
1,066,000	(3)	Wells Fargo & Co.,
		2.530%, 11/04/2019	1,066,260	0.0
			32,136,296	0.5

		Repurchase Agreements(3): 1.9%
36,425,693	(3)	Bank of America
		Securities Inc.,
		Repurchase Agreement
		dated 06/28/19, 2.50%,
		due 07/01/19
		(Repurchase Amount
		$36,433,178,
		collateralized by various
		U.S. Government
		Agency Obligations,
		3.298%-4.500%, Market
		Value plus accrued
		interest $37,154,207,
		due 06/01/46-07/01/49)	36,425,693	0.5
36,425,693	(3)	Cantor Fitzgerald
		Securities, Repurchase
		Agreement dated
		06/28/19, 2.53%, due
		07/01/19 (Repurchase
		Amount $36,433,268,
		collateralized by various
		U.S. Government/U.S.
		Government Agency
		Obligations, 0.000%-
		10.000%, Market Value
		plus accrued interest
		$37,154,207, due
		06/30/19-05/20/69)	36,425,693	0.6
See Accompanying Notes to Financial Statements
42

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

36,425,693	(3) Citigroup, Inc.,
	Repurchase Agreement
	dated 06/28/19, 2.50%,
	due 07/01/19
	(Repurchase Amount
	$36,433,178,
	collateralized by various
	U.S. Government/U.S.
	Government Agency
	Obligations, 0.000%-
	9.500%, Market Value
	plus accrued interest
	$37,154,208, due
	07/02/19-01/20/63)	36,425,693	0.6
4,928,504	(3) Nomura Securities,
	Repurchase Agreement
	dated 06/28/19, 2.48%,
	due 07/01/19
	(Repurchase Amount
	$4,929,509,
	collateralized by various
	U.S. Government
	Securities, 0.000%-
	3.375%, Market Value
	plus accrued interest
	$5,027,076, due
	07/18/19-09/09/49)	4,928,504	0.1
6,550,979	(3) State of Wisconsin
	Investment Board,
	Repurchase Agreement
	dated 06/28/19, 2.70%,
	due 07/01/19
	(Repurchase Amount
	$6,552,433,
	collateralized by various
	U.S. Government
	Securities, 0.125%-
	3.875%, Market Value
	plus accrued interest
	$6,682,877, due
	07/01/19-09/09/49)	6,550,979	0.1
		120,756,562	1.9

	Certificates of Deposit(3): 0.0%
1,200,000	(3) Landesbank Baden-
	Wurttemberg, 2.530%,
	08/12/2019	1,200,244	0.0
1,250,000	(3) Mitsubishi UFJ Financial
	Group, Inc., 2.400%,
	09/12/2019	1,250,142	0.0
1,100,000	(3) The Norinchukin Bank,
	2.540%, 08/01/2019	1,100,139	0.0
		3,550,525	0.0

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 1.2%
74,212,000	(4) Goldman Sachs
	Financial Square
	Government Fund -
	Institutional Shares,
	2.260%
	(Cost $74,212,000)	74,212,000	1.2

	Total Short-Term
	Investments
	(Cost $230,655,383)	230,655,383	3.6

	Total Investments in
	Securities
	(Cost $4,347,279,550)	$6,544,214,818	102.5
	Liabilities in Excess of
	Other Assets	(158,977,527)	(2.5)
	Net Assets	$6,385,237,291	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements
43

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

				Percentage
				of Net
Shares			Value	Assets
COMMON STOCK: 95.8%
		Communication Services: 2.2%
140,669		Cinemark Holdings, Inc.	$5,078,151	0.6
101,847		EW Scripps Co.	1,557,241	0.2
100,100	(1)	Fluent, Inc.	538,538	0.1
54,100	(1)	Gray Television, Inc.	886,699	0.1
–	(1)	IDT Corp.	–	–
98,600	(1)	Liberty Latin America Ltd.
		- Class A	1,698,878	0.2
–	(1)	MDC Partners, Inc.	–	–
25,000		Meredith Corp.	1,376,500	0.2
16,700		Nexstar Media Group,
		Inc.	1,686,700	0.2
43,800	(1)	Ooma, Inc.	459,024	0.1
68,500		Sinclair Broadcast Group,
		Inc.	3,673,655	0.5
–		TEGNA, Inc.	–	–
			16,955,386	2.2

		Consumer Discretionary: 9.1%
111,602		Acushnet Holdings Corp.	2,930,668	0.4
119,600	(1)	American Axle &
		Manufacturing Holdings,
		Inc.	1,526,096	0.2
11,300	(1)	American Public
		Education, Inc.	334,254	0.1
144,500	(1)	Barnes & Noble
		Education, Inc.	485,520	0.1
7,400		Bassett Furniture
		Industries, Inc.	112,850	0.0
52,500		Bloomin Brands, Inc.	992,775	0.1
34,400		Boyd Gaming Corp.	926,736	0.1
104,570		Brunswick Corp.	4,798,717	0.6
33,732		Carter's, Inc.	3,290,219	0.4
–	(1),(2)	Conn's, Inc.	–	–
79,300		Core-Mark Holding Co.,
		Inc.	3,149,796	0.4
–	(1)	CROCS, Inc.	–	–
106,400		Dana, Inc.	2,121,616	0.3
17,200	(1)	Deckers Outdoor Corp.	3,026,684	0.4
29,200		Designer Brands, Inc.	559,764	0.1
–	(2)	GameStop Corp.	–	–
1,574		Greenlane Holdings, Inc.	15,044	0.0
114,400	(1)	Groupon, Inc.	409,552	0.1
38,542	(1),(2)	GrubHub, Inc.	3,005,891	0.4
4,900		Hamilton Beach Brands
		Holding Co.	93,345	0.0
2,500	(1)	Helen of Troy Ltd.	326,475	0.1
77,000	(1)	Hibbett Sports, Inc.	1,401,400	0.2
12,600		Hooker Furniture Corp.	259,812	0.0
68,700	(1)	K12, Inc.	2,089,167	0.3
46,600		KB Home	1,199,018	0.2
54,705		LCI Industries	4,923,450	0.6
43,200	(1)	Liberty Expedia Holdings,
		Inc.	2,064,528	0.3
18,600		Lifetime Brands, Inc.	175,956	0.0
14,200		Lithia Motors, Inc.	1,686,676	0.2
16,353	(1)	Malibu Boats, Inc.	635,314	0.1
10,300		Marriott Vacations
		Worldwide Corp.	992,920	0.1
38,800		MDC Holdings, Inc.	1,271,864	0.2
7,600	(1)	Modine Manufacturing
		Co.	108,756	0.0
31,968	(1)	Monarch Casino &
		Resort, Inc.	1,366,312	0.2
1,235,364		Office Depot, Inc.	2,544,850	0.3
16,692	(1)	Penn National Gaming,
		Inc.	321,488	0.0
56,441		Pool Corp.	10,780,231	1.4
2,400	(1)	Red Robin Gourmet
		Burgers, Inc.	73,368	0.0
124,600	(1)	Rent-A-Center, Inc.	3,318,098	0.4
61,495	(1)	ServiceMaster Global
		Holdings, Inc.	3,203,275	0.4
6,000		Signet Jewelers Ltd.	107,280	0.0
–	(1)	Stoneridge, Inc.	–	–
121,200	(1)	Taylor Morrison Home
		Corp.	2,540,352	0.3
2,900		Texas Roadhouse, Inc.	155,643	0.0
7,200		Tower International, Inc.	140,400	0.0
40,600	(1)	Zumiez, Inc.	1,059,660	0.1
			70,525,820	9.1

		Consumer Staples: 3.3%
3,700	(1),(2)	Beyond Meat, Inc.	594,516	0.1
138,705	(1)	BJ's Wholesale Club
		Holdings, Inc.	3,661,812	0.5
23,400	(1)	Central Garden & Pet Co.
		- Class A	576,576	0.1
10,200		Coca-Cola Consolidated,
		Inc.	3,052,350	0.4
169,485		Cott Corp.	2,262,625	0.3
16,700	(1)	Grocery Outlet Holding
		Corp.	549,096	0.1
273,720	(1)	Performance Food Group
		Co.	10,957,012	1.4
39,700	(1)	Pilgrim's Pride Corp.	1,007,983	0.1
17,900		Sanderson Farms, Inc.	2,444,424	0.3
11,520		SpartanNash Co.	134,438	0.0
3,600	(1)	TreeHouse Foods, Inc.	194,760	0.0
12,900	(1)	US Foods Holding Corp.	461,304	0.0
			25,896,896	3.3

		Energy: 2.5%
181,800	(1)	Abraxas Petroleum Corp.	187,254	0.0
8,500		Arch Coal, Inc.	800,785	0.1
10,200	(1)	CONSOL Energy, Inc.	271,422	0.0
53,146	(2)	Core Laboratories NV	2,778,473	0.4
29,100		CVR Energy, Inc.	1,454,709	0.2
73,000		Delek US Holdings, Inc.	2,957,960	0.4
402,900	(1),(2)	Denbury Resources, Inc.	499,596	0.1
133,600	(1)	FTS International, Inc.	745,488	0.1
109,800	(1)	Gulfport Energy Corp.	539,118	0.1
6,400		Hallador Energy Co.	36,032	0.0
36,400	(1)	Matrix Service Co.	737,464	0.1
44,300	(1)	Midstates Petroleum Co.,
		Inc.	260,927	0.0
28,600	(1)	Nine Energy Service, Inc.	495,638	0.1
307,033		Patterson-UTI Energy,
		Inc.	3,533,950	0.4
28,600		Peabody Energy Corp.	689,260	0.1
29,400	(1)	ProPetro Holding Corp.	608,580	0.1
49,700	(1)	Renewable Energy
		Group, Inc.	788,242	0.1
700	(1)	REX American
		Resources Corp.	51,030	0.0
30,200	(1)	RigNet, Inc.	304,416	0.0

See Accompanying Notes to Financial Statements
44

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

79,400	(1)	Select Energy Services,
		Inc.	921,834	0.1
178,800	(1)	W&T Offshore, Inc.	886,848	0.1
			19,549,026	2.5

		Financials: 17.4%
14,700		AG Mortgage Investment
		Trust, Inc.	233,730	0.0
50,700		American Equity
		Investment Life Holding
		Co.	1,377,012	0.2
120,162		Associated Banc-Corp.	2,540,225	0.3
67,800	(1)	Bancorp, Inc.	604,776	0.1
31,900		Bank of NT Butterfield &
		Son Ltd.	1,083,324	0.1
6,000		BankFinancial Corp.	83,940	0.0
93,265		BankUnited, Inc.	3,146,761	0.4
27,850		BGC Partners, Inc.	145,655	0.0
77,600	(1)	Blucora, Inc.	2,356,712	0.3
192,400		BrightSphere Investment
		Group PLC	2,195,284	0.3
16,700		OceanFirst Financial
		Corp.	414,995	0.1
158,883		Cadence BanCorp	3,304,766	0.4
11,400		Cathay General Bancorp.	409,374	0.1
4,400		Central Valley
		Community Bancorp	94,468	0.0
75,200		Commerce Bancshares,
		Inc.	4,486,432	0.6
2,047		Community Trust
		Bancorp, Inc.	86,568	0.0
34,200		ConnectOne Bancorp,
		Inc.	774,972	0.1
41,824		Cullen/Frost Bankers,
		Inc.	3,917,236	0.5
60,800	(1)	Customers Bancorp, Inc.	1,276,800	0.2
4,822		East West Bancorp, Inc.	225,525	0.0
73,364		Eaton Vance Corp.	3,164,189	0.4
16,600	(1)	Enova International, Inc.	382,630	0.1
2,300		Enterprise Financial
		Services Corp.	95,680	0.0
71,200	(1)	Essent Group Ltd.	3,345,688	0.4
12,425		Factset Research
		Systems, Inc.	3,560,508	0.5
41,600		Federated Investors, Inc.	1,352,000	0.2
15,400		FedNat Holding Co.	219,758	0.0
20,103		Fidelity Southern Corp.	622,590	0.1
25,900		Financial Institutions, Inc.	754,985	0.1
16,200		First American Financial
		Corp.	869,940	0.1
369,400		First BanCorp. Puerto
		Rico	4,078,176	0.5
6,500		First Bank/Hamilton NJ	76,310	0.0
6,700		First Business Financial
		Services, Inc.	157,450	0.0
1,700		First Choice Bancorp	38,658	0.0
8,000		First Community
		Bancshares, Inc.	270,080	0.0
157,541		First Financial Bancorp.	3,815,643	0.5
162,791		First Hawaiian, Inc.	4,211,403	0.6
229,824		First Horizon National
		Corp.	3,431,272	0.5
14,700		First Merchants Corp.	557,130	0.1
82,333	(1)	Focus Financial Partners,
		Inc.	2,248,514	0.3
2,300		FS Bancorp, Inc.	119,301	0.0
54,200		Hancock Whitney Corp.	2,171,252	0.3
47,750		Hanmi Financial Corp.	1,063,393	0.1
5,300		Heritage Insurance
		Holdings, Inc.	81,673	0.0
13,300	(1)	HomeStreet, Inc.	394,212	0.1
11,500		Houlihan Lokey, Inc.	512,095	0.1
86,937		Iberiabank Corp.	6,594,171	0.9
323,500		Investors Bancorp, Inc.	3,607,025	0.5
52,189		Kinsale Capital Group,
		Inc.	4,774,250	0.6
97,729		Lazard Ltd.	3,360,900	0.4
17,700		Luther Burbank Corp.	192,753	0.0
4,100		Marlin Business Services
		Corp.	102,213	0.0
246,300	(1)	MGIC Investment Corp.	3,236,382	0.4
83,824		Moelis & Co.	2,929,649	0.4
26,577		Morningstar, Inc.	3,844,097	0.5
7,700		National General
		Holdings Corp.	176,638	0.0
4,513		NBT Bancorp., Inc.	169,283	0.0
5,700		Northeast Bank	157,206	0.0
6,900	(1)	Pacific Mercantile
		Bancorp	56,925	0.0
80,800		Pacific Premier Bancorp,
		Inc.	2,495,104	0.3
34,625		PacWest Bancorp	1,344,489	0.2
151,400		Pennymac Mortgage
		Investment Trust	3,305,062	0.4
12,300		PennyMac Financial
		Services, Inc.	272,814	0.0
31,600		People's United
		Financial, Inc.	530,248	0.1
16,200		Popular, Inc.	878,688	0.1
3,612		Premier Financial
		Bancorp, Inc.	54,180	0.0
9,600		Pzena Investment
		Management, Inc.	82,464	0.0
87,100		Radian Group, Inc.	1,990,235	0.3
61,100		Redwood Trust, Inc.	1,009,983	0.1
62,121		RLI Corp.	5,324,391	0.7
5,300		Selective Insurance
		Group	396,917	0.1
8,700		Shore Bancshares, Inc.	142,158	0.0
4,100		Sierra Bancorp.	111,192	0.0
19,100		Signature Bank	2,308,044	0.3
157,500		TCF Financial Corp.	3,274,425	0.4
61,800	(1)	Third Point Reinsurance
		Ltd.	637,776	0.1
2,615		TowneBank/Portsmouth
		VA	71,337	0.0
6,100		Trico Bancshares	230,580	0.0
111,800		Umpqua Holdings Corp.	1,854,762	0.2
25,200		United Community
		Banks, Inc./GA	719,712	0.1
47,400		Walker & Dunlop, Inc.	2,522,154	0.3
87,080	(1)	Western Alliance
		Bancorp.	3,894,218	0.5
86,811		Wintrust Financial Corp.	6,351,093	0.8
			135,356,603	17.4

		Health Care: 14.1%
34,700	(1)	Aclaris Therapeutics, Inc.	75,993	0.0
13,400	(1)	Acorda Therapeutics, Inc.	102,778	0.0
14,400	(1)	Adaptive Biotechnologies
		Corp.	695,520	0.1
9,700	(1)	Addus HomeCare Corp.	727,015	0.1

See Accompanying Notes to Financial Statements
45

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

259,800	(1)	Aduro Biotech, Inc.	400,092	0.1
48,500	(1)	Akebia Therapeutics, Inc.	234,740	0.0
46,700	(1),(2)	Alector, Inc.	887,300	0.1
10,000	(1)	AMAG Pharmaceuticals,
		Inc.	99,900	0.0
4,800	(1)	Amedisys, Inc.	582,768	0.1
18,700	(1)	American Renal
		Associates Holdings, Inc.	139,128	0.0
81,500	(1)	Amicus Therapeutics,
		Inc.	1,017,120	0.1
8,800	(1)	AnaptysBio, Inc.	496,496	0.1
52,600	(1),(2)	Arrowhead
		Pharmaceuticals, Inc.	1,393,900	0.2
900	(1),(2)	Arvinas, Inc.	19,791	0.0
37,100	(1)	Assembly Biosciences,
		Inc.	500,479	0.1
7,200	(1)	Atara Biotherapeutics,
		Inc.	144,792	0.0
20,800	(1)	Audentes Therapeutics,
		Inc.	787,488	0.1
41,300	(1),(2)	Axonics Modulation
		Technologies, Inc.	1,692,061	0.2
5,500	(1)	Bluebird Bio, Inc.	699,600	0.1
17,400	(1)	Blueprint Medicines
		Corp.	1,641,342	0.2
20,300	(1)	Bridgebio Pharma, Inc.	547,491	0.1
23,800	(1)	Cara Therapeutics, Inc.	511,700	0.1
141,814	(1)	Catalent, Inc.	7,687,737	1.0
171,000	(1)	Catalyst
		Pharmaceuticals, Inc.	656,640	0.1
52,500	(1)	Coherus Biosciences,
		Inc.	1,160,250	0.1
26,700	(1)	Concert
		Pharmaceuticals, Inc.	320,400	0.0
4,600		Conmed Corp.	393,622	0.0
123,000	(1)	Cross Country
		Healthcare, Inc.	1,153,740	0.1
81,600	(1),(2)	Dermira, Inc.	780,096	0.1
80,600	(1)	Dicerna Pharmaceuticals,
		Inc.	1,269,450	0.2
99,869		Encompass Health Corp.	6,327,700	0.8
74,400		Ensign Group, Inc.	4,234,848	0.5
12,200	(1)	Esperion Therapeutics,
		Inc.	567,544	0.1
17,400	(1)	FibroGen, Inc.	786,132	0.1
7,800	(1)	Globus Medical, Inc.	329,940	0.0
11,800	(1),(2)	Gritstone Oncology, Inc.	131,452	0.0
4,400	(1)	Guardant Health, Inc.	379,852	0.0
16,000	(1)	Haemonetics Corp.	1,925,440	0.2
42,111	(1)	HealthEquity, Inc.	2,754,059	0.4
35,600	(1)	Heron Therapeutics, Inc.	661,804	0.1
31,600	(1)	Homology Medicines,
		Inc.	618,412	0.1
59,300	(1)	Horizon Therapeutics Plc	1,426,758	0.2
20,417	(1)	ICU Medical, Inc.	5,143,247	0.7
67,300	(1)	Immunomedics, Inc.	933,451	0.1
37,000	(1)	Insmed, Inc.	947,200	0.1
37,800	(1)	Integer Holdings Corp.	3,172,176	0.4
33,400	(1)	Jounce Therapeutics,
		Inc.	165,330	0.0
4,700	(1)	Kura Oncology, Inc.	92,543	0.0
121,600	(1),(2)	Lannett Co., Inc.	736,896	0.1
98,200	(1)	Lantheus Holdings, Inc.	2,779,060	0.4
4,500	(1)	LHC Group, Inc.	538,110	0.1
28,300	(1)	Magellan Health, Inc.	2,100,709	0.3
62,100	(1)	Mallinckrodt PLC - W/I	570,078	0.1
4,500	(1)	Masimo Corp.	669,690	0.1
41,400	(1),(2)	Medicines Co.	1,509,858	0.2
41,149	(1)	Medidata Solutions, Inc.	3,724,396	0.5
25,300	(1)	MeiraGTx Holdings plc	680,064	0.1
78,600	(1)	Menlo Therapeutics, Inc.	470,814	0.1
56,852	(1)	Molina Healthcare, Inc.	8,137,795	1.0
7,000	(1)	Omnicell, Inc.	602,210	0.1
63,000	(1)	OraSure Technologies,
		Inc.	584,640	0.1
275,350		Owens & Minor, Inc.	881,120	0.1
32,200		Patterson Cos., Inc.	737,380	0.1
16,900	(1)	Personalis, Inc.	458,835	0.1
14,200		Phibro Animal Health
		Corp.	451,134	0.1
89,632	(1)	Premier, Inc.	3,505,508	0.4
75,056	(1)	Prestige Consumer
		Healthcare, Inc.	2,377,774	0.3
1,300	(1)	Principia Biopharma, Inc.	43,147	0.0
44,000	(1)	Ra Pharmaceuticals, Inc.	1,323,080	0.2
4,100	(1)	Radius Health, Inc.	99,876	0.0
42,900	(1)	RadNet, Inc.	591,591	0.1
7,000	(1)	Revance Therapeutics,
		Inc.	90,790	0.0
20,900	(1)	Rhythm Pharmaceuticals,
		Inc.	459,800	0.1
4,000	(1)	Sage Therapeutics, Inc.	732,360	0.1
7,900	(1)	Sarepta Therapeutics,
		Inc.	1,200,405	0.2
9,700	(1)	Sutro Biopharma, Inc.	110,386	0.0
62,183	(1)	Syneos Health, Inc.	3,176,929	0.4
74,700	(1)	Syros Pharmaceuticals,
		Inc.	691,722	0.1
13,400	(1)	Tandem Diabetes Care,
		Inc.	864,568	0.1
19,700	(1),(2)	TCR2 Therapeutics, Inc.	281,907	0.0
82,300	(1)	Tenet Healthcare Corp.	1,700,318	0.2
138,700	(1),(2)	TherapeuticsMD, Inc.	360,620	0.0
47,500	(1)	Triple-S Management
		Corp.	1,132,875	0.1
5,800	(1),(2)	Twist Bioscience Corp.	168,258	0.0
57,478		West Pharmaceutical
		Services, Inc.	7,193,372	0.9
15,700	(1)	Xencor, Inc.	642,601	0.1
2,900	(1)	Y-mAbs Therapeutics,
		Inc.	66,323	0.0
16,073	(1),(2)	Zynerba
		Pharmaceuticals, Inc.	217,789	0.0
			110,082,105	14.1

		Industrials: 18.9%
86,400		ABM Industries, Inc.	3,456,000	0.4
17,800	(1)	Acacia Research Corp.	52,688	0.0
320,000		ACCO Brands Corp.	2,518,400	0.3
116,917	(1)	Advanced Disposal
		Services, Inc.	3,730,822	0.5
27,300		Aircastle Ltd.	580,398	0.1
96,133		Altra Industrial Motion
		Corp.	3,449,252	0.4
78,098		Applied Industrial
		Technologies, Inc.	4,805,370	0.6
55,600		ArcBest Corp.	1,562,916	0.2
66,400	(1)	Atkore International
		Group, Inc.	1,717,768	0.2
10,800	(1)	Avis Budget Group, Inc.	380,320	0.0
36,000		Barrett Business
		Services, Inc.	2,973,600	0.4

See Accompanying Notes to Financial Statements
46

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

103,280		Brady Corp.	5,093,770	0.7
113,461	(1)	BrightView Holdings, Inc.	2,122,855	0.3
121,800	(1)	Builders FirstSource, Inc.	2,053,548	0.3
41,800	(1)	CBIZ, Inc.	818,862	0.1
27,300		Columbus McKinnon
		Corp.	1,145,781	0.1
19,200		Comfort Systems USA,
		Inc.	979,008	0.1
6,200	(1)	Covenant Transportation
		Group, Inc.	91,202	0.0
6,800		CRA International, Inc.	260,644	0.0
65,622		Douglas Dynamics, Inc.	2,611,099	0.3
33,200		EMCOR Group, Inc.	2,924,920	0.4
11,400		Encore Wire Corp.	667,812	0.1
22,500		Federal Signal Corp.	601,875	0.1
80,301		Fortune Brands Home &
		Security, Inc.	4,587,596	0.6
227,579	(1)	Gates Industrial Corp.
		PLC	2,596,676	0.3
76,162	(1)	Generac Holdings, Inc.	5,286,404	0.7
6,800		Graham Corp.	137,428	0.0
159,200	(1)	Great Lakes Dredge &
		Dock Corp.	1,757,568	0.2
12,700		Heidrick & Struggles
		International, Inc.	380,619	0.1
35,196		Herman Miller, Inc.	1,573,261	0.2
37,400		Hillenbrand, Inc.	1,479,918	0.2
8,500		Hurco Cos, Inc.	302,260	0.0
5,700		Hyster-Yale Materials
		Handling, Inc. - A shares	314,982	0.0
95,147	(1)	IAA, Inc.	3,689,801	0.5
19,700		Insperity, Inc.	2,406,158	0.3
3,200		Insteel Industries, Inc.	66,624	0.0
95,147		KAR Auction Services,
		Inc.	2,378,675	0.3
2,300		Kelly Services, Inc.	60,237	0.0
36,200		Kimball International, Inc.	630,966	0.1
136,026		Knight-Swift
		Transportation Holdings,
		Inc.	4,467,094	0.6
84,900		Knoll, Inc.	1,951,002	0.3
8,200		Korn Ferry	328,574	0.0
37,316		Landstar System, Inc.	4,029,755	0.5
61,850		Lincoln Electric Holdings,
		Inc.	5,091,492	0.7
74,400		LSC Communications,
		Inc.	273,048	0.0
7,900	(1)	Masonite International
		Corp.	416,172	0.1
13,800	(1)	Mastec, Inc.	711,114	0.1
158,000	(1)	Meritor, Inc.	3,831,500	0.5
4,700		Moog, Inc.	439,967	0.1
96,400	(1)	MRC Global, Inc.	1,650,368	0.2
44,510		MSA Safety, Inc.	4,690,909	0.6
5,400		Park-Ohio Holdings Corp.	175,986	0.0
24,900	(1)	Parsons Corp.	918,451	0.1
41,800	(2)	Quad/Graphics, Inc.	330,638	0.0
39,028	(1)	RBC Bearings, Inc.	6,510,261	0.8
5,000		Regal Beloit Corp.	408,550	0.1
81,600		RR Donnelley & Sons
		Co.	160,752	0.0
5,000		Rush Enterprises, Inc. -
		Class A	182,600	0.0
14,200		Schneider National, Inc.	259,008	0.0
35,600		Skywest, Inc.	2,159,852	0.3
27,800	(1)	Spirit Airlines, Inc.	1,326,894	0.2
33,800		Steelcase, Inc.	577,980	0.1
53,900	(1)	Sterling Construction Co.,
		Inc.	723,338	0.1
151,077		Toro Co.	10,107,051	1.3
13,800	(1)	Trimas Corp.	427,386	0.1
8,100	(1)	TriNet Group, Inc.	549,180	0.1
69,200	(1)	TrueBlue, Inc.	1,526,552	0.2
18,500	(1)	Tutor Perini Corp.	256,595	0.0
8,000		Unifirst Corp.	1,508,560	0.2
46,900		Universal Forest
		Products, Inc.	1,785,014	0.2
35,622		US Ecology, Inc.	2,120,934	0.3
50,200	(1)	Vectrus, Inc.	2,036,112	0.3
18,000	(1)	Veritiv Corp.	349,560	0.0
182,100		Wabash National Corp.	2,962,767	0.4
134,889	(1)	Welbilt, Inc.	2,252,646	0.3
270,696	(1)	Willscot Corp.	4,071,268	0.5
27,518		Woodward, Inc.	3,113,937	0.4
131,844	(1)	YRC Worldwide, Inc.	531,331	0.1
			147,462,281	18.9

		Information Technology: 12.4%
14,600	(1)	Acacia Communications,
		Inc.	682,926	0.1
26,600	(1)	ACI Worldwide, Inc.	913,444	0.1
18,500	(1)	Advanced Energy
		Industries, Inc.	1,040,995	0.1
115,000	(1)	Aerohive Networks, Inc.	509,450	0.1
40,100	(1)	Alpha & Omega Co.	374,534	0.0
11,100	(1)	Alteryx, Inc.	1,211,232	0.2
34,968	(1)	Aspen Technology, Inc.	4,345,823	0.6
23,700	(1)	Avaya Holdings Corp.	282,267	0.0
47,700		Benchmark Electronics,
		Inc.	1,198,224	0.2
42,922		Blackbaud, Inc.	3,583,987	0.5
8,300	(1)	Bottomline Technologies
		de, Inc.	367,192	0.0
34,934		Cabot Microelectronics
		Corp.	3,845,535	0.5
96,000	(1)	Cambium Networks
		Corp.	920,640	0.1
53,300	(1)	Ciena Corp.	2,192,229	0.3
42,600	(1)	Cirrus Logic, Inc.	1,861,620	0.2
298,096	(1)	Cision Ltd.	3,496,666	0.4
42,500		Cohu, Inc.	655,775	0.1
44,200	(1)	Commvault Systems, Inc.	2,193,204	0.3
86,340	(1)	CoreLogic, Inc.	3,611,602	0.5
94,605	(1)	Cornerstone OnDemand,
		Inc.	5,480,468	0.7
18,600	(1),(2)	Crowdstrike Holdings,
		Inc.	1,270,194	0.2
–		Cypress Semiconductor
		Corp.	–	–
64,500	(1)	Extreme Networks, Inc.	417,315	0.1
16,900	(1)	Fabrinet	839,423	0.1
34,564	(1)	Guidewire Software, Inc.	3,504,098	0.4
29,700	(1)	Ichor Holdings Ltd.	702,108	0.1
19,300	(1)	Immersion Corp.	146,873	0.0
22,000	(1)	Insight Enterprises, Inc.	1,280,400	0.2
12,742	(1)	Instructure, Inc.	541,535	0.1
80,900		KBR, Inc.	2,017,646	0.3
68,500		Kemet Corp.	1,288,485	0.2
35,775	(1)	Kimball Electronics, Inc.	580,986	0.1
341,800	(1)	Limelight Networks, Inc.	922,860	0.1
27,700	(1)	Lumentum Holdings, Inc.	1,479,457	0.2

See Accompanying Notes to Financial Statements
47

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

5,100		Mantech International
		Corp.	335,835	0.0
2,900		MAXIMUS, Inc.	210,366	0.0
66,900		Methode Electronics, Inc.	1,911,333	0.2
3,800	(1)	MicroStrategy, Inc.	544,578	0.1
60,000		NIC, Inc.	962,400	0.1
99,111	(1),(2)	nLight, Inc.	1,902,931	0.2
13,900	(1)	Pagerduty, Inc.	653,995	0.1
18,600	(1)	Paylocity Holding Corp.	1,745,052	0.2
101,200		Perspecta, Inc.	2,369,092	0.3
27,345		Power Integrations, Inc.	2,192,522	0.3
68,400		Progress Software Corp.	2,983,608	0.4
58,380	(1),(2)	Q2 Holdings, Inc.	4,457,897	0.6
95,800	(1)	Rambus, Inc.	1,153,432	0.1
41,800	(1)	Rudolph Technologies,
		Inc.	1,154,934	0.1
88,426	(1)	SailPoint Technologies
		Holding, Inc.	1,772,057	0.2
88,300	(1)	Sanmina Corp.	2,673,724	0.3
5,300	(1)	SPS Commerce, Inc.	541,713	0.1
23,400	(1)	SVMK, Inc.	386,334	0.0
16,569	(1)	Tableau Software, Inc.	2,750,786	0.4
42,200	(1)	Tech Data Corp.	4,414,120	0.6
17,219	(1)	Tyler Technologies, Inc.	3,719,648	0.5
39,700	(1)	Ultra Clean Holdings, Inc.	552,624	0.1
18,100	(1)	Virtusa Corp.	804,183	0.1
48,000		Vishay Intertechnology,
		Inc.	792,960	0.1
13,400	(1)	Vishay Precision Group,
		Inc.	544,442	0.1
14,900	(1)	Zscaler, Inc.	1,141,936	0.1
			96,431,695	12.4

		Materials: 5.8%
17,800	(1)	AdvanSix, Inc.	434,854	0.1
90,740		Aptargroup, Inc.	11,282,612	1.5
4,316	(1)	Berry Global Group, Inc.	226,978	0.0
52,800		Boise Cascade Co.	1,484,208	0.2
26,600		Commercial Metals Co.	474,810	0.1
53,967	(1)	Crown Holdings, Inc.	3,297,384	0.4
25,800		FutureFuel Corp.	301,602	0.0
138,521	(1)	GCP Applied
		Technologies, Inc.	3,136,115	0.4
26,100	(1)	Kraton Corp.	810,927	0.1
78,300		Louisiana-Pacific Corp.	2,053,026	0.3
41,000	(1)	Omnova Solutions, Inc.	255,430	0.0
222,147	(1)	PQ Group Holdings, Inc.	3,521,030	0.5
28,377		Quaker Chemical Corp.	5,757,126	0.7
29,200	(1)	Ramaco Resources, Inc.	155,344	0.0
7,500	(2)	Rayonier Advanced
		Materials, Inc.	48,675	0.0
19,700	(1)	Ryerson Holding Corp.	164,101	0.0
44,000		Schweitzer-Mauduit
		International, Inc.	1,459,920	0.2
14,900		Stepan Co.	1,369,459	0.2
66,500		Trinseo SA	2,815,610	0.4
30,700		Valhi, Inc.	91,179	0.0
178,280		Valvoline, Inc.	3,481,808	0.4
40,100	(1)	Verso Corp.	763,905	0.1
66,500		Warrior Met Coal, Inc.	1,736,980	0.2
			45,123,083	5.8

		Real Estate: 7.0%
7,100		American Assets Trust,
		Inc.	334,552	0.0
98,700		Americold Realty Trust	3,199,854	0.4
113,200		Armada Hoffler
		Properties, Inc.	1,873,460	0.2
14,600		Ashford Hospitality Trust,
		Inc.	43,362	0.0
38,300		Braemar Hotels &
		Resorts, Inc.	379,170	0.1
12,900		Chatham Lodging Trust	243,423	0.0
62,200		CoreCivic, Inc.	1,291,272	0.2
1,200	(2)	CorEnergy Infrastructure
		Trust, Inc.	47,592	0.0
51,000		CorePoint Lodging, Inc.	631,890	0.1
8,100		Coresite Realty Corp.	932,877	0.1
74,256		Cousins Properties, Inc.	2,685,840	0.3
134,779		CubeSmart	4,507,010	0.6
276,359	(1)	Cushman & Wakefield
		PLC	4,941,299	0.6
49,700		DiamondRock Hospitality
		Co.	513,898	0.1
50,072		EastGroup Properties,
		Inc.	5,807,351	0.8
61,375		First Industrial Realty
		Trust, Inc.	2,254,917	0.3
112,350		Geo Group, Inc./The	2,360,473	0.3
5,500		Getty Realty Corp.	169,180	0.0
30,400		Hannon Armstrong
		Sustainable Infrastructure
		Capital, Inc.	856,672	0.1
16,300		HFF, Inc.	741,324	0.1
3,900		Highwoods Properties,
		Inc.	161,070	0.0
15,000		Hudson Pacific
		Properties, Inc.	499,050	0.1
3,200		Jernigan Capital, Inc.	65,600	0.0
120,875		National Retail
		Properties, Inc.	6,407,584	0.8
199,200		New Senior Investment
		Group, Inc.	1,338,624	0.2
121,881		Outfront Media, Inc.	3,143,311	0.4
–		Physicians Realty Trust	–	–
20,600		Rexford Industrial Realty,
		Inc.	831,622	0.1
226,370		RLJ Lodging Trust	4,015,804	0.5
3,900		Sun Communities, Inc.	499,941	0.1
99,903		Sunstone Hotel
		Investors, Inc.	1,369,670	0.2
2,300	(1)	Uniti Group, Inc.	21,420	0.0
19,500		Urban Edge Properties	337,935	0.0
107,600		Xenia Hotels & Resorts,
		Inc.	2,243,460	0.3
			54,750,507	7.0

		Utilities: 3.1%
66,100	(1)	Atlantic Power Corp.	159,962	0.0
11,000		Black Hills Corp.	859,870	0.1
3,500		Consolidated Water Co.,
		Ltd.	49,910	0.0
8,000		Idacorp, Inc.	803,440	0.1
5,000		MGE Energy, Inc.	365,400	0.1
33,700		New Jersey Resources
		Corp.	1,677,249	0.2
85,282		NorthWestern Corp.	6,153,096	0.8
6,600		ONE Gas, Inc.	595,980	0.1
28,000		PNM Resources, Inc.	1,425,480	0.2
154,439		Portland General Electric
		Co.	8,365,961	1.1

See Accompanying Notes to Financial Statements
48

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

18,000	Southwest Gas Holdings,
	Inc.	1,613,160	0.2
126,300	(2) Spark Energy, Inc.	1,413,297	0.2
13,544	Vistra Energy Corp.	306,636	0.0
		23,789,441	3.1

	Total Common Stock
	(Cost $626,378,378)	745,922,843	95.8

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 4.2%
		Repurchase Agreements(3): 1.1%
1,891,618	(3) Bank of America
	Securities Inc.,
	Repurchase Agreement
	dated 06/28/19, 2.50%,
	due 07/01/19
	(Repurchase Amount
	$1,892,007, collateralized
	by various U.S.
	Government Agency
	Obligations, 3.298%-
	4.500%, Market Value
	plus accrued interest
	$1,929,450, due
	06/01/46-07/01/49)	1,891,618	0.2
1,891,618	(3) Cantor Fitzgerald
	Securities, Repurchase
	Agreement dated
	06/28/19, 2.53%, due
	07/01/19 (Repurchase
	Amount $1,892,011,
	collateralized by various
	U.S. Government/U.S.
	Government Agency
	Obligations, 0.000%-
	10.000%, Market Value
	plus accrued interest
	$1,929,450, due
	06/30/19-05/20/69)	1,891,618	0.3
1,891,618	(3) Citigroup, Inc.,
	Repurchase Agreement
	dated 06/28/19, 2.50%,
	due 07/01/19
	(Repurchase Amount
	$1,892,007, collateralized
	by various U.S.
	Government/U.S.
	Government Agency
	Obligations, 0.000%-
	9.500%, Market Value
	plus accrued interest
	$1,929,450, due
	07/02/19-01/20/63)	1,891,618	0.2
1,891,618	(3) HSBC Securities USA,
		Repurchase Agreement
		dated 06/28/19, 2.51%,
	due 07/01/19
	(Repurchase Amount
		$1,892,008, collateralized
	by various U.S.
	Government/U.S.
	Government Agency
	Obligations, 0.000%-
	5.000%, Market Value
	plus accrued interest
	$1,929,451, due
	07/02/19-01/20/49)	1,891,618	0.3
560,280	(3)	JPMorgan Chase & Co.,
		Repurchase Agreement
		dated 06/28/19, 2.53%,
	due 07/01/19
	(Repurchase Amount
		$560,397, collateralized
	by various U.S.
		Government Securities,
		0.875%-1.750%, Market
	Value plus accrued
	interest $571,486, due
	07/31/19-06/30/22)	560,280	0.1
		8,126,752	1.1

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 3.1%
24,380,606	(4) BlackRock Liquidity
	Funds, FedFund,
	Institutional Class,
	2.290%
	(Cost $24,380,606)	24,380,606	3.1

	Total Short-Term Investments
	(Cost $32,507,358)	32,507,358	4.2

	Total Investments in
	Securities
	(Cost $658,885,736)	$ 778,430,201	100.0
	Assets in Excess of Other
	Liabilities	366,850	0.0
	Net Assets	$778,797,051	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements
49

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

				Percentage
				of Net
Shares			Value	Assets
COMMON STOCK: 97.1%
		Canada: 2.5%
99,100		Husky Energy, Inc.	$939,125	0.7
96,682		Wheaton Precious
		Metals Corp.	2,338,146	1.8
			3,277,271	2.5

		China: 6.0%
10,340	(1)	Baidu, Inc. ADR	1,213,502	0.9
973,000		China Life Insurance
		Co., Ltd. - H Shares	2,404,929	1.8
157,500		China Mobile Ltd.	1,433,827	1.1
9,681		China Telecom Corp.,
		Ltd. ADR	484,341	0.4
2,532,900		China Telecom Corp.,
		Ltd. - H Shares	1,275,438	0.9
1,325,200		Kunlun Energy Co. Ltd.	1,157,071	0.9
			7,969,108	6.0

		Denmark: 1.7%
1,123		AP Moller - Maersk A/S -
		Class B	1,397,368	1.1
2,246	(1)	Drilling Co. of 1972
		A/S/The	174,503	0.1
7,829		Vestas Wind Systems
		A/S	678,255	0.5
			2,250,126	1.7

		France: 8.2%
61,866		BNP Paribas	2,932,776	2.2
24,898		Cie de Saint-Gobain	972,262	0.8
135,576		Credit Agricole SA	1,617,791	1.2
31,257		Sanofi	2,701,302	2.0
110,391		Veolia Environnement	2,688,065	2.0
			10,912,196	8.2

		Germany: 5.9%
36,701		Bayer AG	2,545,593	1.9
154,231		E.ON AG	1,673,425	1.2
12,782		Merck KGaA	1,335,097	1.0
19,972		Siemens AG	2,377,773	1.8
			7,931,888	5.9

		Hong Kong: 1.7%
10,500		CK Asset Holdings Ltd.	82,258	0.1
196,500		CK Hutchison Holdings
		Ltd.	1,938,227	1.5
290,200		Value Partners Group
		Ltd.	193,829	0.1
			2,214,314	1.7

		Indonesia: 0.2%
1,312,500		Matahari Department
		Store Tbk PT	320,647	0.2

		Ireland: 0.4%
104,786		Bank of Ireland Group
		PLC	548,201	0.4

		Israel: 0.9%
134,401	(1)	Teva Pharmaceutical
		Industries Ltd. ADR	1,240,521	0.9

		Italy: 1.5%
118,583		ENI S.p.A.	1,971,719	1.5

		Japan: 8.8%
17,900		Kirin Holdings Co., Ltd.	386,506	0.3
68,100		Mitsui Fudosan Co., Ltd.	1,655,115	1.2
217,600		Panasonic Corp.	1,817,647	1.4
40,400		Seven & I Holdings Co.,
		Ltd.	1,368,808	1.0
48,860		Sumitomo Mitsui
		Financial Group, Inc.	1,731,876	1.3
30,700		Suntory Beverage &
		Food Ltd.	1,334,897	1.0
25,200		Taiheiyo Cement Corp.	765,090	0.6
76,640		Takeda Pharmaceutical
		Co., Ltd.	2,726,302	2.0
			11,786,241	8.8

		Luxembourg: 1.9%
166,164		SES S.A. - Luxembourg	2,597,995	1.9

		Netherlands: 3.6%
289,086		Aegon NV	1,436,020	1.1
3,251		Akzo Nobel NV	305,497	0.2
92,159		Royal Dutch Shell PLC -
		Class B	3,019,757	2.3
			4,761,274	3.6

		Singapore: 2.8%
1,443,900		Singapore
		Telecommunications Ltd.	3,737,270	2.8

		South Korea: 3.9%
50,290		KB Financial Group, Inc.	1,993,456	1.5
77,612		Samsung Electronics
		Co., Ltd.	3,160,387	2.4
			5,153,843	3.9

		Spain: 1.0%
162,342		Telefonica S.A.	1,334,988	1.0

		Switzerland: 3.8%
1,107	(1)	Alcon, Inc.	68,357	0.0
5,538		Novartis AG	505,574	0.4
10,912		Roche Holding AG	3,068,322	2.3
123,075		UBS Group AG	1,462,776	1.1
			5,105,029	3.8

		Thailand: 1.5%
276,600		Bangkok Bank PCL	1,777,728	1.3
42,500		Bangkok Bank PCL -
		Foreign Reg	273,150	0.2
			2,050,878	1.5

		United Kingdom: 8.8%
482,898		BP PLC	3,364,249	2.5
273,510		HSBC Holdings PLC
		(HKD)	2,284,156	1.7
572,200		Kingfisher PLC	1,559,640	1.2
296,590		Standard Chartered PLC	2,690,634	2.0
1,143,441		Vodafone Group PLC	1,874,178	1.4
			11,772,857	8.8

		United States: 32.0%
21,445		Allergan plc	3,590,536	2.7
534	(1)	Alphabet, Inc. - Class A	578,215	0.4
See Accompanying Notes to Financial Statements
50

VY® Templeton Global Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (Continued)

23,230	AmerisourceBergen
	Corp.	1,980,590	1.5
67,910	Apache Corp.	1,967,353	1.5
27,060	Capital One Financial
	Corp.	2,455,424	1.8
28,610	Cardinal Health, Inc.	1,347,531	1.0
53,690	Citigroup, Inc.	3,759,911	2.8
48,527	Comcast Corp. – Class A	2,051,722	1.5
53,700	(1) CommScope Holding
	Co., Inc.	844,701	0.6
112,041	Coty, Inc - Class A	1,501,349	1.1
28,300	Exxon Mobil Corp.	2,168,629	1.6
39,750	Gilead Sciences, Inc.	2,685,510	2.0
62,534	Kellogg Co.	3,349,946	2.5
96,700	Kroger Co.	2,099,357	1.6
113,300	(1) Mattel, Inc.	1,270,093	1.0
38,857	(1) Navistar International
	Corp.	1,338,624	1.0
46,631	Oracle Corp.	2,656,568	2.0
6,950	Perrigo Co. PLC	330,959	0.3
19,140	United Parcel Service,
	Inc. - Class B	1,976,588	1.5
11,100	Verizon
	Communications, Inc.	634,143	0.5
44,900	Walgreens Boots
	Alliance, Inc.	2,454,683	1.8
35,900	Wells Fargo & Co.	1,698,788	1.3
		42,741,220	32.0

	Total Common Stock
	(Cost $138,633,148)	129,677,586	97.1

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 1.4%
		U.S. Government Agency Obligations: 1.1%
1,500,000	Federal Home Loan
	Bank Discount Notes,
	2.050%, 07/01/2019
	(Cost $1,500,000)	1,500,000	1.1

			Percentage
			of Net
Shares		Value	Assets
	Mutual Funds: 0.3%
319,511	(2) BlackRock Liquidity
	Funds, FedFund,
	Institutional Class,
	2.290%
	(Cost $319,511)	319,511	0.3

	Total Short-Term
	Investments
	(Cost $1,819,511)	1,819,511	1.4

	Total Investments in
	Securities
	(Cost $140,452,659)	$131,497,097	98.5
	Assets in Excess of Other
	Liabilities	1,990,850	1.5
	Net Assets	$133,487,947	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of June 30, 2019.

See Accompanying Notes to Financial Statements
51

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

				Percentage
Principal				of Net
Amount†			Value	Assets
CORPORATE BONDS/NOTES: 26.1%
		Basic Materials: 0.1%
200,000		DuPont de Nemours,
		Inc., 4.725%,
		11/15/2028	$226,103	0.1

		Communications: 1.4%
1,000,000		Alibaba Group Holding
		Ltd., 3.125%,
		11/28/2021	1,015,635	0.4
400,000		Comcast Corp.,
		2.350%, 01/15/2027	390,389	0.1
445,000		Comcast Corp.,
		3.450%, 10/01/2021	457,930	0.2
2,000,000		NBCUniversal Media
		LLC, 4.375%,
		04/01/2021	2,074,184	0.7
			3,938,138	1.4

		Consumer, Cyclical: 0.9%
200,000	(1)	BMW US Capital LLC,
		3.450%, 04/12/2023	206,160	0.1
600,000	(1)	Daimler Finance North
		America LLC, 2.200%,
		10/30/2021	594,023	0.2
1,400,000	(1)	Daimler Finance North
		America LLC, 3.100%,
		05/04/2020	1,407,619	0.5
460,000	(1)	Nissan Motor
		Acceptance Corp.,
		3.650%, 09/21/2021	471,094	0.1
			2,678,896	0.9

		Consumer, Non-cyclical: 0.6%
400,000		AbbVie, Inc., 3.600%,
		05/14/2025	414,080	0.1
400,000		CVS Health Corp.,
		3.700%, 03/09/2023	413,216	0.1
1,000,000		UnitedHealth Group,
		Inc., 2.875%,
		12/15/2021	1,014,809	0.4
			1,842,105	0.6

		Energy: 1.1%
1,550,000		BP Capital Markets
		PLC, 3.561%,
		11/01/2021	1,599,856	0.6
400,000		Enterprise Products
		Operating LLC,
		3.950%, 02/15/2027	428,730	0.2
995,000	(1)	Schlumberger Finance
		Canada Ltd, 2.200%,
		11/20/2020	994,202	0.3
			3,022,788	1.1

		Financial: 19.4%
1,885,000	(1)	AIA Group Ltd.,
		2.907%, (US0003M +
		0.520%), 09/20/2021	1,885,057	0.7
595,000	(1)	AIG Global Funding,
		2.150%, 07/02/2020	593,394	0.2
1,750,000		American Express Co.,
		3.700%, 11/05/2021	1,803,149	0.6
585,000	(1)	ANZ New Zealand Int'l
		Ltd./London, 2.200%,
		07/17/2020	584,428	0.2
500,000		Australia & New
		Zealand Banking Group
		Ltd./New York NY,
		2.700%, 11/16/2020	502,967	0.2
2,000,000		Bank of America Corp.,
		2.625%, 10/19/2020	2,007,919	0.7
2,000,000	(2)	Bank of America Corp.,
		2.738%, 01/23/2022	2,009,030	0.7
400,000		Bank of America Corp.,
		3.500%, 04/19/2026	419,064	0.1
1,500,000		Bank of Nova
		Scotia/The, 3.125%,
		04/20/2021	1,523,380	0.5
785,000	(1)	Banque Federative du
		Credit Mutuel SA,
		2.200%, 07/20/2020	784,151	0.3
2,665,000		Barclays Bank PLC,
		5.125%, 01/08/2020	2,700,479	0.9
1,500,000		BB&T Corp., 2.150%,
		02/01/2021	1,497,159	0.5
1,665,000		BNP Paribas SA,
		5.000%, 01/15/2021	1,732,651	0.6
500,000		Branch Banking & Trust
		Co., 2.625%,
		01/15/2022	503,235	0.2
545,000		Citibank NA, 2.850%,
		02/12/2021	549,549	0.2
250,000		Citibank NA, 3.400%,
		07/23/2021	255,330	0.1
1,335,000		Cooperatieve
		Rabobank UA/NY,
		3.125%, 04/26/2021	1,356,257	0.5
1,000,000		Credit Suisse AG/New
		York NY, 3.000%,
		10/29/2021	1,014,794	0.4
2,000,000	(1)	Danske Bank A/S,
		1.650%, 09/06/2019	1,996,175	0.7
1,000,000	(1)	DNB Bank ASA,
		2.375%, 06/02/2021	1,001,988	0.4
500,000		Fifth Third
		Bank/Cincinnati OH,
		2.875%, 10/01/2021	506,198	0.2
1,380,000		Fifth Third
		Bank/Cincinnati OH,
		3.350%, 07/26/2021	1,409,282	0.5
1,100,000		Goldman Sachs Group,
		Inc./The, 2.625%,
		04/25/2021	1,104,038	0.4
2,610,000		HSBC Holdings PLC,
		2.950%, 05/25/2021	2,633,689	0.9
500,000		JPMorgan Chase &
		Co., 2.400%,
		06/07/2021	501,380	0.2
3,685,000		JPMorgan Chase &
		Co., 2.550%,
		10/29/2020	3,694,338	1.3
400,000		JPMorgan Chase &
		Co., 3.200%,
		01/25/2023	410,595	0.1
1,000,000		JPMorgan Chase &
		Co., 4.500%,
		01/24/2022	1,053,761	0.4

See Accompanying Notes to Financial Statements
1

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (CONTINUED)

1,000,000	(2)	JPMorgan Chase Bank
		NA, 2.604%,
		02/01/2021	1,001,139	0.3
800,000		KeyBank NA/Cleveland
		OH, 3.350%,
		06/15/2021	816,451	0.3
1,250,000		Lloyds Bank PLC,
		3.300%, 05/07/2021	1,268,318	0.4
1,135,000		Manufacturers &
		Traders Trust Co.,
		2.625%, 01/25/2021	1,140,836	0.4
1,000,000	(1)	Metropolitan Life Global
		Funding I, 3.375%,
		01/11/2022	1,027,987	0.4
800,000		Mitsubishi UFJ
		Financial Group, Inc.,
		2.190%, 09/13/2021	795,895	0.3
215,000		Mitsubishi UFJ
		Financial Group, Inc.,
		3.535%, 07/26/2021	219,845	0.1
4,000,000		Morgan Stanley,
		2.500%, 04/21/2021	4,008,123	1.4
1,500,000		National Australia Bank
		Ltd./New York, 2.500%,
		01/12/2021	1,505,615	0.5
1,130,000		Santander UK PLC,
		2.125%, 11/03/2020	1,124,446	0.4
800,000		Sumitomo Mitsui
		Financial Group, Inc.,
		2.846%, 01/11/2022	808,883	0.3
1,000,000		Sumitomo Mitsui
		Financial Group, Inc.,
		2.934%, 03/09/2021	1,009,209	0.4
1,230,000		Svenska
		Handelsbanken AB,
		2.450%, 03/30/2021	1,233,912	0.4
255,000		Svenska
		Handelsbanken AB,
		3.350%, 05/24/2021	259,763	0.1
295,000	(1)	UBS AG/London,
		2.200%, 06/08/2020	294,897	0.1
1,740,000		Wells Fargo Bank NA,
		2.600%, 01/15/2021	1,747,051	0.6
700,000		Wells Fargo Bank NA,
		3.625%, 10/22/2021	719,783	0.3
			55,015,590	19.4

		Industrial: 0.5%
1,500,000		Caterpillar Financial
		Services Corp.,
		3.350%, 12/07/2020	1,523,216	0.5

		Technology: 1.4%
740,000		IBM Credit LLC,
		1.800%, 01/20/2021	735,547	0.3
710,000		IBM Credit LLC,
		3.450%, 11/30/2020	721,885	0.2
1,000,000		International Business
		Machines Corp.,
		2.850%, 05/13/2022	1,016,563	0.4
360,000		Oracle Corp., 1.900%,
		09/15/2021	358,127	0.1
1,000,000		QUALCOMM, Inc.,
		3.000%, 05/20/2022	1,019,645	0.4
			3,851,767	1.4

		Utilities: 0.7%
1,280,000		Duke Energy Progress
		LLC, 2.633%, (US0003M
		+ 0.180%), 09/08/2020	1,279,965	0.4
785,000		Wisconsin Public
		Service Corp., 3.350%,
		11/21/2021	805,662	0.3
			2,085,627	0.7

	Total Corporate
	Bonds/Notes
	(Cost $73,250,646)		74,184,230	26.1

ASSET-BACKED SECURITIES: 1.4%
		Auto Floor Plan Asset-Backed Securities:
		0.6%
850,000		Ford Credit Floorplan
		Master Owner Trust
		2017-1 A1, 2.070%,
		05/15/2022	848,889	0.3
750,000		Ford Credit Floorplan
		Master Owner Trust A
		2018-1 A1, 2.950%,
		05/15/2023	761,426	0.3
			1,610,315	0.6

		Credit Card Asset-Backed Securities: 0.2%
625,000		Chase Issuance Trust
		2016-A4 A4, 1.490%,
		07/15/2022	621,173	0.2

		Student Loan Asset-Backed Securities: 0.6%
260,000	(1)	Navient Student Loan
		Trust 2019-BA A2A,
		3.390%, 12/15/2059	268,645	0.1
528,097	(1)	SoFi Professional Loan
		Program 2015-B A1
		LLC, 3.454%, (US0001M
		+ 1.050%), 04/25/2035	533,320	0.2
800,000	(1)	Sofi Professional Loan
		Program 2018-C A2FX
		Trust, 3.590%,
		01/25/2048	833,362	0.3
			1,635,327	0.6

	Total Asset-Backed
	Securities
	(Cost $3,809,066)		3,866,815	1.4

COMMERCIAL MORTGAGE-BACKED SECURITIES: 2.1%
1,000,000		BENCHMARK 2018-B3
		A5 Mortgage Trust,
		4.025%, 04/10/2051	1,101,917	0.4
1,000,000		CD 2017-CD6
		Mortgage Trust A5,
		3.456%, 11/13/2050	1,056,824	0.4
775,000		Freddie Mac Multifamily
		Structured Pass
		Through Certificates
		K068 A2, 3.244%,
		08/25/2027	821,665	0.3
375,000		Freddie Mac Multifamily
		Structured Pass
		Through Certificates
		K071 A2, 3.286%,
		11/25/2027	399,187	0.1

See Accompanying Notes to Financial Statements
2

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (CONTINUED)

700,000	(1)	GS Mortgage
		Securities Corp. Trust
		2016-RENT A, 3.203%,
		02/10/2029	707,899	0.2
1,000,000		GS Mortgage
		Securities Trust 2017-
		GS7 A4, 3.430%,
		08/10/2050	1,043,515	0.4
700,000		Wells Fargo
		Commercial Mortgage
		Trust 2017-C39 A5,
		3.418%, 09/15/2050	734,683	0.3

		Total Commercial
		Mortgage-Backed Securities
		(Cost $5,575,949)	5,865,691	2.1

U.S. TREASURY OBLIGATIONS: 51.4%
			Treasury Inflation Indexed Protected
		Securities: 51.4%
6,999,012		0.125%, 07/15/2026	6,954,781	2.4
138,211		0.250%, 01/15/2025	138,421	0.0
964,461		0.375%, 07/15/2025	975,482	0.3
19,093,265		0.375%, 01/15/2027	19,233,611	6.8
12,781,660		0.375%, 07/15/2027	12,906,220	4.5
7,319,411	(3)	0.500%, 01/15/2028	7,442,405	2.6
8,004,872		0.625%, 01/15/2026	8,200,303	2.9
1,689,495		0.625%, 02/15/2043	1,639,420	0.6
8,169,851		0.750%, 07/15/2028	8,516,594	3.0
4,415,981		0.750%, 02/15/2042	4,437,056	1.6
7,319,741	(3)	0.750%, 02/15/2045	7,251,601	2.6
15,494,639		0.875%, 01/15/2029	16,318,415	5.7
1,730,876		0.875%, 02/15/2047	1,766,151	0.6
4,621,415		1.000%, 02/15/2046	4,849,339	1.7
5,243,678	(3)	1.000%, 02/15/2048	5,523,513	1.9
3,082,194		1.000%, 02/15/2049	3,263,993	1.2
5,937,493		1.375%, 02/15/2044	6,747,259	2.4
2,737,276		1.750%, 01/15/2028	3,070,350	1.1
5,092,221		2.000%, 01/15/2026	5,668,449	2.0
2,117,908		2.125%, 02/15/2040	2,713,852	1.0
2,748,120		2.125%, 02/15/2041	3,543,325	1.2
4,374,340		2.375%, 01/15/2027	5,054,345	1.8
4,213,520		2.500%, 01/15/2029	5,071,590	1.8
1,828,432		3.375%, 04/15/2032	2,507,211	0.9
968,534		3.625%, 04/15/2028	1,244,032	0.4
789,681		3.875%, 04/15/2029	1,057,825	0.4

		Total U.S. Treasury
		Obligations
		(Cost $140,389,885)	146,095,543	51.4

SOVEREIGN BONDS: 8.7%
EUR 424,565	(1)	French Republic
		Government Bond
		OAT, 0.100%,
		07/25/2047	552,709	0.2
EUR 564,529		French Republic
		Government Bond
		OAT, 1.850%,
		07/25/2027	803,437	0.3
EUR 705,000	(1)	French Republic
		Government Bond
		OAT, 2.000%,
		05/25/2048	1,032,634	0.3
EUR 605,900	(2),(4)	Hellenic Republic
		Government Bond,
		0.000%, 10/15/2042	2,995	0.0
2,500,000		Israel Government AID
		Bond, 5.500%,
		04/26/2024	2,906,679	1.0
EUR 6,687,889	(1)	Italy Buoni Poliennali
		Del Tesoro, 1.300%,
		05/15/2028	7,617,956	2.7
EUR 640,000	(1)	Italy Buoni Poliennali
		Del Tesoro, 3.450%,
		03/01/2048	802,543	0.3
JPY 479,621,750		Japanese Government
		CPI Linked Bond,
		0.100%, 03/10/2028	4,646,119	1.6
NZD 2,055,000		New Zealand
		Government Inflation
		Linked Bond, 2.500%,
		09/20/2035	1,847,628	0.6
NZD 4,579,000		New Zealand
		Government Inflation
		Linked Bond, 3.000%,
		09/20/2030	4,162,595	1.5
GBP 209,532		United Kingdom Gilt
		Inflation Linked,
		0.125%, 08/10/2048	468,177	0.2

		Total Sovereign Bonds
		(Cost $23,523,457)	24,843,472	8.7

U.S. GOVERNMENT AGENCY OBLIGATIONS: 8.6%
			Federal Home Loan Bank: 2.5%
5,255,000		2.875%, 09/13/2024	5,511,562	1.9
1,515,000		3.250%, 11/16/2028	1,647,772	0.6
			7,159,334	2.5

			Federal Home Loan Mortgage Corporation:
		1.0%(5)
2,805,000		2.375%, 01/13/2022	2,844,878	1.0

			Federal National Mortgage Association:
		4.3%(5)
4,830,000		1.875%, 09/24/2026	4,781,914	1.7
7,120,000		2.625%, 09/06/2024	7,389,935	2.6
			12,171,849	4.3

			Other U.S. Agency Obligations: 0.8%
2,190,000		2.875%, 12/21/2023	2,283,242	0.8

		Total U.S. Government
		Agency Obligations
		(Cost $23,574,019)	24,459,303	8.6

			Percentage
				of Net
			Value	Assets
PURCHASED OPTIONS (6) : 0.6%
		Total Purchased Options
		(Cost $1,220,645)	1,745,145	0.6

		Total Long-Term
		Investments
		(Cost $271,343,667)	281,060,198	98.9

See Accompanying Notes to Financial Statements
3

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (CONTINUED)

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: 0.1%
	Mutual Funds: 0.1%
167,792	(7) BlackRock Liquidity
	Funds, FedFund,
	Institutional Class,
	2.290%
	(Cost $167,792)	167,792	0.1

	Total Short-Term
	Investments
	(Cost $167,792)	167,792	0.1

	Total Investments in
	Securities
	(Cost $271,511,459)	$281,227,990	99.0
	Assets in Excess of Other
	Liabilities	2,701,121	1.0
	Net Assets	$283,929,111	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2019.
(3)	All or a portion of this security has been pledged as collateral in connection with open futures contracts. Please refer to Note 2 for additional details.
(4)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2019.
(5)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(6)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(7)	Rate shown is the 7-day yield as of June 30, 2019.

EUR	EU Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0003M	3-month LIBOR

See Accompanying Notes to Financial Statements
4

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Investors Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 9, 2019

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 9, 2019